UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

John M. McCann, Esq.

TIAA-CREF Funds

8500 Andrew Carnegie Blvd

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2018

Item 1. Reports to Stockholders.

Annual Report  ■  March 31, 2018

TIAA-CREF

Real Estate Securities Fund

of the TIAA-CREF Funds

The annual report contains the audited financial statements.

	Institutional	Advisor	Premier	Retirement	Retail
Fund name	Class	Class	Class	Class	Class
Real Estate Securities Fund	TIREX	TIRHX	TRRPX	TRRSX	TCREX

BUILT TO PERFORM.

CREATED TO SERVE.

Understanding this report

This annual report contains information about the Real Estate Securities Fund and describes the Fund’s results for the twelve months ended March 31, 2018. The report contains four main sections:

•	A letter from Brad Finkle, President of TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments.
•	The Fund performance section compares the Fund’s investment returns with those of its benchmark index.
•	The portfolio of investments lists the industries and types of securities in which the Real Estate Securities Fund had investments as of March 31, 2018.
•	The financial statements provide detailed information about the operations and financial condition of the Fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in the TIAA-CREF Real Estate Securities Fund, please read the Fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Real Estate Securities Fund ■ 2018 Annual Report	3

Letter to investors

During the twelve months ended March 31, 2018, the Federal Reserve continued its policy of monetary tightening in response to the ongoing strength of the U.S. economy. The Fed raised the federal funds target rate three times during the period—in June and December of 2017, as well as in March 2018—which elevated this key short-term interest-rate measure to 1.50%–1.75%. Real estate investment trusts (REITs), which can be affected by changes in interest rates, struggled somewhat during the twelve months and posted a small loss.

•	The TIAA-CREF Real Estate Securities Fund (Institutional Class) posted a solid single-digit gain and surpassed the return of its benchmark by a wide margin, mainly due to advantageous security selections and sector allocations.
•	REITs, as measured by the FTSE NAREIT All Equity REITs Index, fell 1.1% for the twelve-month period ended March 31, 2018. Please see page 8 for the benchmark definition.
•	The performance of the index’s 16 property sectors and subsectors was mixed during the period. The largest gains were in the infrastructure, industrials and manufactured homes sectors.

Since REITs are an income-oriented sector, many investors associate them with interest-rate risk. Therefore, like fixed-income investments, REITs were weighed down by rising interest rates throughout the period.

REITs trailed bonds and equities

As an asset class, REITs share some of the characteristics of both stocks and bonds. REITs are required by law to distribute at least 90% of their taxable income to investors in the form of dividends. As such, they are favored by investors seeking current income. Like fixed-income securities, REITs are also sensitive to fluctuations in interest rates. At the same time, because they invest in individual companies, REITs trade like equity securities.

During the twelve-month period, the FTSE NAREIT All Equity REITs Index trailed the 1.2% return of the broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. The REITs index also underperformed the 13.8% advance of the broad U.S. stock market, as represented by the Russell 3000® Index.

4	2018 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Consider REITs for portfolio diversification

The recent weak performance of REITs may be somewhat misleading. While they struggled a bit in the face of rising interest rates, in general, the sector’s fundamentals are still stable, and the outlook for commercial and residential construction remains favorable. As such, some investors may consider REITs to currently offer attractive buying opportunities.

Despite their recent short-term performance, historically, REITs have been a relatively stable source of income and return. REITs invest in a broad spectrum of real estate properties and each sector possesses its own supply/demand dynamics and characteristics. A professionally managed mutual fund of REIT securities, representing the various commercial and retail sectors of the REIT universe, has the potential to add value as a diversification tool when employed as part of a broader investment portfolio containing stocks, bonds and other investable assets. (Of course, diversification does not guarantee against market loss.)

If you have any questions about your investment in the TIAA-CREF Real Estate Securities Fund, please contact your financial advisor or call a TIAA financial consultant at 800-842-2252. We would be pleased to assist you.

Brad Finkle

/s/ Brad Finkle

Brad Finkle

President

TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments

TIAA-CREF Real Estate Securities Fund ■ 2018 Annual Report	5

Information for investors

Portfolio holdings

The complete portfolio of investments for the Real Estate Securities Fund begins on page 12 of this report. You can obtain a complete list of the holdings of the Real Estate Securities Fund (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Real Estate Securities Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of March 31 or September 30; Form N-Q filings are as of December 31 or June 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

The Real Estate Securities Fund’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Fund voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Real Estate Securities Fund is managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the Fund.

6	2018 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense example that appears in the table on page 8 is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2017–March 31, 2018).

Actual expenses

The first line of the two lines listed for each share class in the table uses the class’ actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in each share class’ entry shows hypothetical account values and expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Real Estate Securities Fund ■ 2018 Annual Report	7

Important information about expenses

Expense example

Six months ended March 31, 2018

Real Estate Securities Fund	Beginning account value (10/1/17)	Ending account value (3/31/18)	Expenses paid during period (10/1/17– 3/31/18)	*
Institutional Class
Actual return	$1,000.00	$982.57	$2.52
5% annual hypothetical return	1,000.00	1,022.39	2.57
Advisor Class
Actual return	1,000.00	981.87	3.26
5% annual hypothetical return	1,000.00	1,021.64	3.33
Premier Class
Actual return	1,000.00	981.24	3.26
5% annual hypothetical return	1,000.00	1,021.64	3.33
Retirement Class
Actual return	1,000.00	980.74	3.75
5% annual hypothetical return	1,000.00	1,021.14	3.83
Retail Class
Actual return	1,000.00	980.96	4.00
5% annual hypothetical return	1,000.00	1,020.89	4.08

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2018. The Fund’s annualized six-month expense ratio for that period was 0.51% for the Institutional Class, 0.66% for the Advisor Class, 0.66% for the Premier Class, 0.76% for the Retirement Class and 0.81% for the Retail Class. The expense charges of one or more of the Fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower.

About the Fund’s benchmark

The FTSE NAREIT All Equity REITs Index measures the performance of certain publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate. For additional details about the benchmark index, please read the Fund’s latest prospectus.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

FTSE International Limited (“FTSE”) © FTSE 2018. FTSE® is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. NAREIT® is a trademark of the National Association of Real Estate Investment Trusts (“NAREIT”). All intellectual property rights in the Index vest in FTSE and NAREIT. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE’s express written consent.

8	2018 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Real Estate Securities Fund

Performance for the twelve months ended March 31, 2018

The Real Estate Securities Fund returned 3.45% for the Institutional Class, compared with the -1.09% return of its benchmark, the FTSE NAREIT All Equity REITs Index. The table on the following page shows returns for all share classes of the Fund.

REITs lost ground as the Fed continued to hike rates

REITs (real estate investment trusts), as measured by the benchmark index, produced solid gains in the first six months of the period—supported by favorable property fundamentals. However, REITs struggled in the second half largely due to uncertainties regarding the Federal Reserve’s decision to continue raising short-term interest rates.

Fueled by strengthening U.S. economic conditions, the Federal Reserve raised the federal funds target rate three times during the period—in June and December of 2017, as well as in March 2018—pushing the key short-term interest-rate measure to 1.50%–1.75%. For the twelve months, the FTSE NAREIT All Equity REITs Index trailed the 13.81% return of the broad U.S. stock market, as measured by the Russell 3000® Index, and the 1.20% return of the broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. For the ten years ended March 31, 2018, the Fund’s benchmark generated an average annual return of 6.88%, versus average annual gains of 9.62% for the broad U.S. stock market and 3.63% for the broad domestic bond market for the same period.

Sectors posted mixed results

Among the benchmark’s 16 property sectors and subsectors, results were mixed during the period. The largest gains were seen in the infrastructure (up 22.3%), industrials (up 17.3%) and manufactured homes (up 16.1%) sectors. The largest declines were seen in shopping centers (down 18.2%), health care (down 16.0%) and diversified REITs (down 15.7%).

Fund advanced and substantially outperformed its benchmark

For the twelve-month period, the Fund produced solid gains and surpassed its benchmark through a combination of strong security selections and sector allocations. An overweight position in industrial REIT Rexford Industrial Realty, which produced double-digit gains, contributed most to the Fund’s relative performance, followed by an underweight position in real estate investment manager Colony NorthStar and a holding in colocation data services company Interxion.

These positive effects were partly offset by an underweight position in wireless telecommunication services provider SBA Communications, an overweight position in poorly performing QTS Realty Trust, a provider of data center solutions, and an underweight position in telecommunication services company American Tower.

TIAA-CREF Real Estate Securities Fund ■ 2018 Annual Report	9

Real Estate Securities Fund

The Tax Cuts and Jobs Act

A large portion of the Fund’s portfolio holdings consist of REITs. For tax years beginning after December 31, 2017, the Tax Cuts and Jobs Act generally would allow a non-corporate taxpayer a deduction of 20% of the investor’s domestic qualified business income received from certain pass-through entities, including REITs. However, regulated investment companies (“RICs”) such as the Fund are not explicitly given the ability to pass the deduction through to their non-corporate shareholders. The United States Treasury has been approached to provide RICs the ability to report a portion of their distributions as qualified business income eligible for the 20% deduction. However, until such relief is provided, non-corporate investors will not be able to receive the tax benefit that they would otherwise receive investing directly in the individual REIT securities.

Performance as of March 31, 2018

Real Estate Securities Fund			Total	Average annual				Annual operating
			return	total return				expenses*
		Inception
	Ticker	date	1 year	5 years		10 years		gross	net
Institutional Class	TIREX	10/1/02	3.45%	7.64%		6.77%		0.51%	0.51%
Advisor Class	TIRHX	12/4/15	3.31	7.59	†	6.75	†	0.60	0.60
Premier Class	TRRPX	9/30/09	3.28	7.49		6.64	†	0.66	0.66
Retirement Class	TRRSX	10/1/02	3.12	7.37		6.50		0.76	0.76
Retail Class	TCREX	10/1/02	3.09	7.30		6.46		0.82	0.82
FTSE NAREIT All Equity REITs Index		—	–1.09	6.66		6.88		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least July 31, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier Classes that is prior to their relative inception dates is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If those higher expenses had been reflected, the performance of the Advisor and Premier Classes shown for these periods would have been lower.

10	2018 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Real Estate Securities Fund

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Portfolio composition
Sector	% of net assets as of 3/31/2018
Specialized REITs	27.3
Residential REITs	17.0
Retail REITs	15.0
Office REITs	11.9
Industrial REITs	10.1
Health care REITs	5.1
Diversified REITs	3.5
Hotel & resort REITs	3.3
Mortgage REITs	1.3
Data processing & outsourced services	1.0
IT consulting & other services	0.9
Real estate services	0.7
Homebuilding	0.6
Short-term investments, other assets & liabilities, net	2.3
Total	100.0
Fund profile
as of 3/31/2018
Fund net assets	$1.95 billion
Number of holdings	59
Portfolio turnover rate	30%
Weighted median market capitalization	$12.46 billion
Price/earnings ratio (weighted 12-month trailing average)*	42.6

*	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size
Market	% of equity investments
capitalization	as of 3/31/2018
More than $50 billion	4.4
More than $15 billion–$50 billion	41.3
More than $2 billion–$15 billion	46.3
$2 billion or less	8.0
Total	100.0

TIAA-CREF Real Estate Securities Fund ■ 2018 Annual Report	11

Portfolio of investments

Real Estate Securities Fund  ■  March 31, 2018

Shares		Company	Value
COMMON STOCKS—97.7%
DATA PROCESSING & OUTSOURCED SERVICES—1.0%
700,000	*	GDS Holdings Ltd (ADR)	$19,215,000
		TOTAL DATA PROCESSING & OUTSOURCED SERVICES	19,215,000
DIVERSIFIED REITS—3.5%
500,000		iShares Dow Jones US Real Estate Index Fund	37,735,000
4,000,000		Spirit Realty Capital, Inc	31,040,000
		TOTAL DIVERSIFIED REITS	68,775,000
HEALTH CARE REITS—5.1%
550,000		HCP, Inc	12,776,500
1,200,000		Healthcare Trust of America, Inc	31,740,000
410,000		Ventas, Inc	20,307,300
625,000		Welltower, Inc	34,018,750
		TOTAL HEALTH CARE REITS	98,842,550
HOMEBUILDING—0.6%
700,000	*	TRI Pointe Homes, Inc	11,501,000
		TOTAL HOMEBUILDING	11,501,000
HOTEL & RESORT REITS—3.3%
1,500,000		Host Marriott Corp	27,960,000
325,000		MGM Growth Properties LLC	8,625,500
1,800,000		Sunstone Hotel Investors, Inc	27,396,000
		TOTAL HOTEL & RESORT REITS	63,981,500
INDUSTRIAL REITS—10.1%
200,000		DCT Industrial Trust, Inc	11,268,000
700,000		Duke Realty Corp	18,536,000
1,300,000		Prologis, Inc	81,887,000
2,200,000		Rexford Industrial Realty, Inc	63,338,000
650,000		Terreno Realty Corp	22,431,500
		TOTAL INDUSTRIAL REITS	197,460,500
IT CONSULTING & OTHER SERVICES—0.9%
275,000	*	InterXion Holding NV	17,080,250
		TOTAL IT CONSULTING & OTHER SERVICES	17,080,250
MORTGAGE REITS—1.3%
325,000		Hannon Armstrong Sustainable Infrastructure Capital, Inc	6,337,500
950,000		Starwood Property Trust, Inc	19,902,500
		TOTAL MORTGAGE REITS	26,240,000
OFFICE REITS—11.9%
410,000		Alexandria Real Estate Equities, Inc	51,204,900
500,000		Boston Properties, Inc	61,610,000
800,000		Hudson Pacific Properties	26,024,000
550,000		Kilroy Realty Corp	39,028,000
400,000		SL Green Realty Corp	38,732,000
220,000		Vornado Realty Trust	14,806,000
		TOTAL OFFICE REITS	231,404,900

12	2018 Annual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Portfolio of investments	continued

Real Estate Securities Fund  ■  March 31, 2018

Shares		Company	Value
REAL ESTATE SERVICES—0.7%
800,000		Kennedy-Wilson Holdings, Inc	$13,920,000
		TOTAL REAL ESTATE SERVICES	13,920,000
RESIDENTIAL REITS—17.0%
700,000		American Homes 4 Rent	14,056,000
230,000		AvalonBay Communities, Inc	37,825,800
400,000		Camden Property Trust	33,672,000
600,000		Equity Lifestyle Properties, Inc	52,662,000
715,000		Equity Residential	44,058,300
200,000		Essex Property Trust, Inc	48,136,000
1,950,000		Invitation Homes, Inc	44,518,500
105,000		Mid-America Apartment Communities, Inc	9,580,200
525,000		Sun Communities, Inc	47,969,250
		TOTAL RESIDENTIAL REITS	332,478,050
RETAIL REITS—15.0%
400,000		Agree Realty Corp	19,216,000
2,300,000		DDR Corp	16,859,000
350,000		Federal Realty Investment Trust	40,638,500
1,900,000		GGP, Inc	38,874,000
160,000		Realty Income Corp	8,276,800
625,000		Regency Centers Corp	36,862,500
1,600,000		Retail Opportunities Investment Corp	28,272,000
675,000		Simon Property Group, Inc	104,186,250
		TOTAL RETAIL REITS	293,185,050
SPECIALIZED REITS—27.3%
575,000		American Tower Corp	83,570,500
725,000		Crown Castle International Corp	79,467,250
280,000		CyrusOne, Inc	14,338,800
280,000		Digital Realty Trust, Inc	29,506,400
170,000		Equinix, Inc	71,083,800
350,000		Extra Space Storage, Inc	30,576,000
1,050,000		Four Corners Property Trust, Inc	24,244,500
275,000		Gaming and Leisure Properties, Inc	9,204,250
1,100,000		National Storage Affiliates Trust	27,588,000
190,000		Public Storage, Inc	38,074,100
425,000		QTS Realty Trust, Inc	15,393,500
220,000	*	SBA Communications Corp	37,602,400
675,000		Uniti Group, Inc	10,968,750
1,775,000		Weyerhaeuser Co	62,125,000
		TOTAL SPECIALIZED REITS	533,743,250
		TOTAL COMMON STOCKS
		(Cost $1,532,985,898)	1,907,827,050

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2018 Annual Report	13

Portfolio of investments	concluded

Real Estate Securities Fund  ■  March 31, 2018

Principal	Issuer	Rate	Maturity date	Value
SHORT-TERM INVESTMENTS—1.9%
TREASURY DEBT—1.9%
$16,770,000	United States Treasury Bill	1.534%	04/05/18	$16,767,728
19,450,000	United States Treasury Bill	1.677	04/12/18	19,441,161
	TOTAL TREASURY DEBT			36,208,889
	TOTAL SHORT-TERM INVESTMENTS (Cost $36,207,190)			36,208,889
	TOTAL INVESTMENTS—99.6% (Cost $1,569,193,088)			1,944,035,939
	OTHER ASSETS & LIABILITIES, NET—0.4%			8,712,988
	NET ASSETS—100.0%			$1,952,748,927

Abbreviation(s):

ADR	American Depository Receipt
REIT	Real Estate Investment Trust

* Non-income producing

14	2018 Annual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statement of assets and liabilities

Real Estate Securities Fund  ■  March 31, 2018

ASSETS
Portfolio investments, at value†	$1,944,035,939
Cash	1,061,546
Receivable from securities transactions	3,549,741
Receivable from Fund shares sold	1,439,435
Dividends and interest receivable	8,292,633
Due from affiliates	10,929
Other	165,425
Total assets	1,958,555,648

LIABILITIES
Management fees payable	129,176
Service agreement fee payable	12,121
Distribution fee payable	56,508
Payable for securities transactions	5,112,774
Payable for Fund shares redeemed	263,793
Payable for trustee compensation	132,455
Accrued expenses and other payables	99,894
Total liabilities	5,806,721
NET ASSETS	$1,952,748,927

NET ASSETS CONSIST OF:
Paid-in-capital	$1,570,164,752
Undistributed net investment income (loss)	9,594,895
Accumulated net realized gain (loss) on total investments	(1,853,571)
Net unrealized appreciation (depreciation) on total investments	374,842,851
Net Assets	$1,952,748,927

INSTITUTIONAL CLASS:
Net assets	$1,298,829,879
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	88,684,922
Net asset value per share	$14.65

ADVISOR CLASS:
Net assets	$1,235,328
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	84,291
Net asset value per share	$14.66

PREMIER CLASS:
Net assets	$79,280,818
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	5,409,381
Net asset value per share	$14.66

RETIREMENT CLASS:
Net assets	$350,290,527
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	22,968,386
Net asset value per share	$15.25

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2018 Annual Report	15

Statement of assets and liabilities	concluded

Real Estate Securities Fund  ■  March 31, 2018

RETAIL CLASS:
Net assets	$223,112,375
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	15,349,819
Net asset value per share	$14.54
† Portfolio investments, cost	$1,569,193,088

16	2018 Annual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statement of operations

Real Estate Securities Fund  ■  For the year ended March 31, 2018

INVESTMENT INCOME
Dividends	$51,151,701
Dividends from affiliated investments	1,748,442
Interest	511,856
Payment from affiliate	128,904
Total income	53,540,903

EXPENSES
Management fees	9,986,242
Shareholder servicing — Institutional Class	4,363
Shareholder servicing — Advisor Class	1,336
Shareholder servicing — Premier Class	148
Shareholder servicing — Retirement Class	887,559
Shareholder servicing — Retail Class	122,074
Distribution fees — Premier Class	127,843
Distribution fees — Retail Class	574,761
Administrative service fees	122,155
Trustee fees and expenses	24,850
Other expenses	339,574
Total expenses	12,190,905
Net investment income (loss)	41,349,998

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	68,595,518
Affiliated investments	20,978,507
Net realized gain (loss) on total investments	89,574,025
Change in unrealized appreciation (depreciation) on:
Portfolio investments	(61,562,676)
Affiliated investments	3,390,207
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	(58,172,469)
Net realized and unrealized gain (loss) on total investments	$31,401,556
Net increase (decrease) in net assets from operations	$72,751,554

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2018 Annual Report	17

Statements of changes in net assets

Real Estate Securities Fund  ■  For the year ended

		March 31, 2018	March 31, 2017

OPERATIONS
Net investment income (loss)		$41,349,998	$34,982,744
Net realized gain (loss) on total investments		89,574,025	62,594,476
Net change in unrealized appreciation (depreciation) on total investments		(58,172,469)	(45,473,720)
Net increase (decrease) in net assets from operations		72,751,554	52,103,500

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(24,195,778)	(28,818,596)
	Advisor Class	(16,146)	(7,385)
	Premier Class	(1,320,240)	(1,885,839)
	Retirement Class	(5,145,725)	(5,895,740)
	Retail Class	(3,379,733)	(4,171,333)
From realized gains:	Institutional Class	(79,742,683)	(20,650,555)
	Advisor Class	(60,334)	(7,028)
	Premier Class	(4,637,317)	(1,462,168)
	Retirement Class	(20,700,916)	(4,800,516)
	Retail Class	(13,918,063)	(3,451,287)
Total distributions		(153,116,935)	(71,150,447)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	227,163,059	256,340,891
	Advisor Class	686,249	480,513
	Premier Class	11,591,531	23,592,031
	Retirement Class	35,295,906	59,617,654
	Retail Class	23,562,126	24,604,837
Reinvestments of distributions:	Institutional Class	103,748,137	49,421,781
	Advisor Class	63,622	10,673
	Premier Class	5,957,025	3,348,007
	Retirement Class	25,846,507	10,694,528
	Retail Class	16,315,857	7,211,060
Redemptions:	Institutional Class	(428,658,680)	(133,360,317)
	Advisor Class	(27,334)	(10,079)
	Premier Class	(30,222,658)	(16,656,470)
	Retirement Class	(30,632,909)	(48,327,359)
	Retail Class	(32,274,184)	(38,436,958)
Net increase (decrease) from shareholder transactions		(71,585,746)	198,530,792
Net increase (decrease) in net assets		(151,951,127)	179,483,845
NET ASSETS
Beginning of period		2,104,700,054	1,925,216,209
End of period		$1,952,748,927	$2,104,700,054
Undistributed net investment income (loss) included in net assets		$9,594,895	$2,302,519

18	2018 Annual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statements of changes in net assets	concluded

Real Estate Securities Fund ■ For the year ended

		March 31, 2018	March 31, 2017

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	14,613,058	16,578,617
	Advisor Class	44,245	30,830
	Premier Class	755,919	1,508,051
	Retirement Class	2,170,981	3,677,884
	Retail Class	1,537,000	1,594,295
Shares reinvested:	Institutional Class	6,720,395	3,280,867
	Advisor Class	4,128	713
	Premier Class	385,593	222,285
	Retirement Class	1,608,135	684,697
	Retail Class	1,064,397	482,686
Shares redeemed:	Institutional Class	(27,249,380)	(8,705,835)
	Advisor Class	(1,844)	(686)
	Premier Class	(1,882,116)	(1,103,310)
	Retirement Class	(1,901,427)	(3,091,577)
	Retail Class	(2,103,288)	(2,526,893)
Net increase (decrease) from shareholder transactions		(4,234,204)	12,632,624

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2018 Annual Report	19

Financial highlights

Real Estate Securities Fund

	Selected per share data													Ratios and supplemental data
		Gain (loss) from investment operations
				Net realized											Ratios to average net assets
For the	Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Total return		Net assets					Net		Net investment
period or year ended	value, beginning of period	investment income (loss)	[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return		excluding payment from affiliates	[u]	at end of period (in thousands)	Gross expense		Net expense		investment income (loss)		income (loss) excluding payments from affiliates	[u]	Portfolio turnover rate
Institutional Class
3/31/18	$15.31	$0.32		$0.26	$0.58	$(0.28)	$(0.96)	$(1.24)	$14.65	3.45%		3.44%		$1,298,830	0.51%		0.51%		2.08%		2.07%		30%
3/31/17	15.44	0.27		0.15	0.42	(0.32)	(0.23)	(0.55)	15.31	2.82		2.79		1,448,714	0.51		0.50		1.79		1.76		52
3/31/16	15.92	0.36		0.15	0.51	(0.34)	(0.65)	(0.99)	15.44	3.76		3.76		1,288,020	0.51		0.47		2.44		2.44		33
3/31/15	13.20	0.26		2.97	3.23	(0.25)	(0.26)	(0.51)	15.92	24.80		24.80		1,379,388	0.52		0.52		1.79		1.79		29
3/31/14	13.05	0.26		0.34	0.60	(0.25)	(0.20)	(0.45)	13.20	4.89		4.89		950,769	0.52		0.52		2.00		2.00		65
Advisor Class
3/31/18	15.32	0.31		0.25	0.56	(0.26)	(0.96)	(1.22)	14.66	3.31		3.30		1,235	0.65		0.65		1.98		1.98		30
3/31/17	15.44	0.18		0.24	0.42	(0.31)	(0.23)	(0.54)	15.32	2.82		2.80		579	0.56		0.56		1.20		1.18		52
3/31/16‡	15.38	0.11		0.80	0.91	(0.20)	(0.65)	(0.85)	15.44	6.37	[b]	6.37	[b]	107	0.73	[c]	0.61	[c]	2.47	[c]	2.47	[c]	33
Premier Class
3/31/18	15.32	0.30		0.25	0.55	(0.25)	(0.96)	(1.21)	14.66	3.28		3.27		79,281	0.66		0.66		1.94		1.94		30
3/31/17	15.44	0.25		0.16	0.41	(0.30)	(0.23)	(0.53)	15.32	2.73		2.70		94,236	0.66		0.65		1.66		1.63		52
3/31/16	15.93	0.34		0.14	0.48	(0.32)	(0.65)	(0.97)	15.44	3.54		3.54		85,298	0.66		0.61		2.31		2.31		33
3/31/15	13.21	0.25		2.96	3.21	(0.23)	(0.26)	(0.49)	15.93	24.59		24.59		65,159	0.67		0.67		1.72		1.72		29
3/31/14	13.05	0.24		0.35	0.59	(0.23)	(0.20)	(0.43)	13.21	4.81		4.81		47,330	0.67		0.67		1.88		1.88		65
Retirement Class
3/31/18	15.90	0.30		0.25	0.55	(0.24)	(0.96)	(1.20)	15.25	3.12		3.11		350,291	0.76		0.76		1.85		1.84		30
3/31/17	16.00	0.25		0.16	0.41	(0.28)	(0.23)	(0.51)	15.90	2.66		2.63		335,327	0.76		0.75		1.58		1.55		52
3/31/16	16.47	0.34		0.14	0.48	(0.30)	(0.65)	(0.95)	16.00	3.42		3.42		317,204	0.76		0.72		2.19		2.19		33
3/31/15	13.64	0.23		3.07	3.30	(0.21)	(0.26)	(0.47)	16.47	24.50		24.50		370,757	0.77		0.77		1.53		1.53		29
3/31/14	13.46	0.24		0.36	0.60	(0.22)	(0.20)	(0.42)	13.64	4.70		4.70		238,718	0.77		0.77		1.76		1.76		65
Retail Class
3/31/18	15.21	0.28		0.24	0.52	(0.23)	(0.96)	(1.19)	14.54	3.09		3.08		223,112	0.81		0.81		1.79		1.78		30
3/31/17	15.33	0.24		0.14	0.38	(0.27)	(0.23)	(0.50)	15.21	2.59		2.56		225,844	0.82		0.81		1.55		1.52		52
3/31/16	15.82	0.32		0.14	0.46	(0.30)	(0.65)	(0.95)	15.33	3.40		3.40		234,588	0.82		0.77		2.15		2.15		33
3/31/15	13.12	0.22		2.95	3.17	(0.21)	(0.26)	(0.47)	15.82	24.41		24.41		239,535	0.83		0.83		1.49		1.49		29
3/31/14	12.97	0.22		0.34	0.56	(0.21)	(0.20)	(0.41)	13.12	4.56		4.56		180,245	0.86		0.86		1.68		1.68		65
‡	The Advisor Class commenced operations on December 4, 2015.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[u]	Income reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly. The total return and net investment income ratio displayed excludes this item.

20	2018 Annual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements	See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2018 Annual Report	21

Notes to financial statements

Real Estate Securities Fund

Note 1—organization and significant accounting policies

The TIAA-CREF Real Estate Securities Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers five share classes: Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

22	2018 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of the Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that the Fund distributes all taxable income each year and complies with various other Code requirements. The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. The Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended March 31, 2018, permanent book and tax differences resulting primarily from return of capital and long-term capital gain distributions received from portfolio investments and the utilization of tax equalization credits were identified and reclassified among the components of the Fund’s net assets. Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.

TIAA-CREF Real Estate Securities Fund ■ 2018 Annual Report	23

Notes to financial statements

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 1, 2019, but still requires the Funds to maintain the data that would have been filed on Form N-PORT during the deferral period. Management is currently assessing the impact of Forms N-PORT and N-CEN on the Funds’ various filings. On August 1, 2017, the Funds implemented amendments to Regulation S-X related to derivatives and other disclosures in the financial statements and other filings. The amended S-X disclosures required under this rule did not have an impact on net assets or results of operations but resulted in new disclosures in the schedules of investments for certain investment types. Please refer to Note 3 of the financial statement disclosure for details.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule, in relation to the implementation of the liquidity risk management program and the 15% illiquid investment limit, must be adopted by December 1, 2018. In February 2018, the Commission issued Release No. IC-33010, which delayed the compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule was September 5, 2017. This rule did not materially impact the Funds’ financial statements and other filings.

24	2018 Annual Report ■ TIAA-CREF Real Estate Securities Fund

continued

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the NAV per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statement of Assets and Liabilities. As of March 31, 2018, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

TIAA-CREF Real Estate Securities Fund ■ 2018 Annual Report	25

Notes to financial statements

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the year ended March 31, 2018, there were no material transfers between levels by the Fund.

The following table summarizes the market value of the Fund’s investments as of March 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Equity investments*	$1,907,827,050	$—	$—	$1,907,827,050
Short-term investments	—	36,208,889	—	36,208,889
Total	$1,907,827,050	$36,208,889	$—	$1,944,035,939

* For detailed categories, see the accompanying Portfolio of investments.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, the Fund pays Advisors a monthly fee based on the annual rate of between 0.35% and 0.50% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The investment management fee effective rate is 0.48% as of March 31, 2018. Prior to May 1, 2017, the investment management fee range was 0.38% to 0.50% of average daily net assets. The fee range represents a breakpoint schedule that reduces investment management fees as the Fund’s net assets increase. The Fund has also entered into an Administrative Service Agreement with Advisors under which the Fund pays Advisors for its costs in providing certain administrative and compliance services to the Fund.

Under the terms of a Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of

26	2018 Annual Report ■ TIAA-CREF Real Estate Securities Fund

continued

Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class shares of the Fund compensated TPIS for providing distribution, promotional, and shareholder services to the Retail Class shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of the Fund is subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional, and shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class shares.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.57% of average daily net assets for the Institutional Class shares; 0.72% of average daily net assets for the Advisor Class shares; 0.72% of average daily net assets for the Premier Class shares; 0.82% of average daily net assets for the Retirement Class shares; and 0.96% of the average daily net assets for the Retail Class shares. The expense reimbursement arrangements will continue through at least July 31, 2018, unless changed with approval of the Board.

Income reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly. These amounts are included in Payment from affiliate on the Statement of Operations.

The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended March 31, 2018, these transactions did not materially impact the Fund.

At March 31, 2018, TIAA Access, a registered separate account of TIAA, owned 12% of the Fund’s shares.

TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly owned direct subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Fund. As of March 31, 2018, one 529 Plan owned 12% of the Real Estate Securities Fund.

TIAA-CREF Real Estate Securities Fund ■ 2018 Annual Report	27

Notes to financial statements

Companies in which the Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

Issue	Value at March 31, 2017		Purchases cost	Sales proceeds		Realized gain (loss	)
Common stock
Industrial REITs
Rexford Industrial Realty, Inc	$90,080,000		$—	$51,061,156		$20,978,507

Issue	Change in unrealized appreciation (depreciation	)	Dividend income	Shares at March 31, 2018		Value at March 31, 2018
Common stock
Industrial REITs
Rexford Industrial Realty, Inc	$3,390,207		$1,748,442	2,200,000	‡	$63,338,000	‡

‡ At March 31, 2018, the issuer was not an affiliated company of the Fund.

Note 4—investments

Net unrealized appreciation (depreciation): At March 31, 2018, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

	Gross	Gross		Net unrealized
	unrealized	unrealized		appreciation
Tax cost	appreciation	(depreciation	)	(depreciation	)
$1,578,214,986	$408,139,347	$ (42,318,394)		$365,820,953

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for the Fund for the year ended March 31, 2018 were as follows:

Non-U.S.	Non-U.S.
government	government
Purchases	Sales
$593,455,083	$741,461,600

28	2018 Annual Report ■ TIAA-CREF Real Estate Securities Fund

concluded

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended March 31, 2018, and the year ended March 31, 2017, was as follows:

		Long-term
	Ordinary income	capital gains	Total
3/31/2018	$34,057,622	$119,059,313	$153,116,935
3/31/2017	40,778,893	30,371,554	71,150,447

As of March 31, 2018, the components of accumulated earnings on a tax basis consisted of $8,624,938 of undistributed ordinary income, $8,254,909 of undistributed long-term capital gains, and $365,820,953 of unrealized appreciation.

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the utilization of tax equalization credits, and the treatment of short term gain as ordinary income for tax purposes.

Note 6—line of credit

The Fund participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 20, 2017 expiring on June 19, 2018, replacing the previous facility, which expired June 2017. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended March 31, 2018, there were no borrowings under this credit facility by the Fund.

Note 7—indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Fund’s organizational documents, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Real Estate Securities Fund ■ 2018 Annual Report	29

Report of independent registered public accounting firm

To the Board of Trustees of TIAA-CREF Funds and Shareholders of TIAA-CREF Real Estate Securities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of TIAA-CREF Real Estate Securities Fund (one of the funds constituting TIAA-CREF Funds, referred to hereafter as the “Fund”) as of March 31, 2018, the related statement of operations for the year ended March 31, 2018, the statement of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland
May 25, 2018

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

30	2018 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  May 8, 2018

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	87	Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation.
Janice C. Eberly c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2018.	James R. and Helen D. Russell Professor of Finance at the Kellogg School of Management at Northwestern University (2002–2011 and since 2013), Chair of the Finance Department (2005–2007). Assistant Secretary for Economic Policy at the United States Department of the Treasury (2011–2013).	87	Member of the Board of the Office of Finance, Federal Home Loan Banks.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc. and certain funds advised by American Beacon Advisors, Inc.	87	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	87	Director of Copper Rock Capital Partners, LLC (investment adviser).

TIAA-CREF Real Estate Securities Fund ■ 2018 Annual Report	31

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  May 8, 2018

Trustees — concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	87	Director, Commonwealth (non-profit organization).
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Chairman of the Board and Trustee	Indefinite term. Trustee since 2011. Chairman for term ending July 1, 2021. Chairman since September 13, 2017.	Advisory Director (2010–2011), Partner (2004–2010), Managing Director (1999–2004), Co-Head of Global Cash and Fixed Income Portfolio Management Team (2002–2010), Goldman Sachs Asset Management.	87	Director and Chair of the Finance and Investment Committee, Aflac Incorporated; Director and Investment Committee member, Sansum Clinic; Investment Committee member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and President, Crane Country Day School.
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1948	Trustee	Indefinite term. Trustee since 2003.	Chairman, First Eagle Holdings (since 2016), Chief Executive Officer (2010–2016), President (2009–2016) and Chief Operating Officer (2009–2010), First Eagle Investment Management, LLC; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	87	Chairman, First Eagle Holdings, LLC; Director, Jones Lang LaSalle Incorporated; Close Brothers Group plc; Jupiter Fund Management plc; Trustee, North Shore Land Alliance Inc., Prep for Prep, and American Associates of the National Theatre.

32	2018 Annual Report ■ TIAA-CREF Real Estate Securities Fund

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Affiliated Faculty Member of the Finance Group at the Alfred P. Sloan School of Management, Massachusetts Institute of Technology (“MIT”) (since 2014); Mitsui Professor of Economics, MIT (since 1996); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	87	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (1991–2016); Chairman and Chief Executive Officer (1991–2016) and Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (2003–2016) and Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	87	Director, SCANA Corporation (energy holding company).
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002) and Professor, University of Texas at Austin (since 1987). Chairman, Department of Finance, University of Texas at Austin (2002–2011).	87	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors); and Investment Advisory Committee, Employees Retirement System of Texas.

TIAA-CREF Real Estate Securities Fund ■ 2018 Annual Report	33

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds  ■  May 8, 2018

Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Vijay Advani TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1960	Executive Vice President	One-year term. Executive Vice President since 2018.	Chief Executive Officer, Nuveen. Executive Vice President of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex.”) Prior to joining Nuveen, Mr. Advani served as Co-President of Franklin Resources, Inc.—Franklin Templeton Investments.
Mona Bhalla TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1969	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2017.	Senior Managing Director and Corporate Secretary of Teachers Insurance and Annuity Association of America (“TIAA”) and the TIAA-CREF Fund Complex. Prior to joining TIAA, Ms. Bhalla served as Senior Vice President, Counsel and Corporate Secretary of AllianceBernstein L.P.
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Managing Director, Senior Compliance Officer of TIAA. Chief Compliance Officer of the TIAA-CREF Fund Complex.
Bradley Finkle TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since 2017.	Senior Managing Director, Co-Head of Nuveen Equities & Fixed Income and President of TIAA Investments. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds.

34	2018 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Jose Minaya TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1971	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Vice President, Chief investment Officer and President, Nuveen Global Investments. Executive Vice President of the TIAA-CREF Fund Complex.
Ronald R. Pressman TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2012.	Senior Executive Vice President, Chief Executive Officer, Institutional Financial Services of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Pressman served as President and Chief Executive Officer of General Electric Capital Real Estate.
Phillip T. Rollock TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2018.	Executive Vice President and Chief Legal Officer of TIAA and of the TIAA-CREF Fund Complex.
Christopher A. Van Buren TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Vice President, Deputy Chief Risk Officer, TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Van Buren served as Managing Director of Group Risk Control of UBS.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2017.	Managing Director, Head, Funds Treasurer, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1; and Treasurer of CREF.
Sean N. Woodroffe TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Executive Vice President	One-year term. Executive Vice President since 2018.	Senior Executive Vice President, Chief Human Resources Officer of TIAA. Executive Vice President of the TIAA- CREF Fund Complex. Prior to joining TIAA, Mr. Woodroffe served as Chief People Officer at National Life Group.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, TIAA.org, or by calling 800-223-1200.

TIAA-CREF Real Estate Securities Fund ■ 2018 Annual Report	35

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Real Estate Securities Fund

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each of its series. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to the TIAA-CREF Real Estate Securities Fund (the “Fund”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for the Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. None of the Trustees are interested persons of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Overview of the renewal process

The Board held a meeting on March 15, 2018, at which it considered the annual renewal of the Agreement using the process established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewal.

Among other matters, the Operations Committee, following its consultations with Advisors’ representatives, the Trustees, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to the Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data regarding the Fund, including data relating to the Fund’s management fee rate, total expense ratios, short-term and long-term investment performance, portfolio turnover rates and brokerage commission costs. Broadridge compared this

36	2018 Annual Report ■ TIAA-CREF Real Estate Securities Fund

continued

data for the Fund against a universe of investment companies (except for brokerage commissions) and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of the Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board reviewed, the methodologies it employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its materials is to provide an unbiased view of the Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe selected by Broadridge (and not Advisors or the Board).

Among other matters, the Board also requested and received additional information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of the profits earned by Advisors with respect to its services to the Fund pursuant to the Agreement.

In advance of the Board meeting held on March 15, 2018, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for the Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to the Fund’s investment performance, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of the Fund’s management fee rate and performance to any other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Fund in addition to Advisors’ direct fee payments pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Fund at current and foreseeable asset levels, insurance coverage, portfolio trading, soft dollar usage and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Fund; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Fund and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a

TIAA-CREF Real Estate Securities Fund ■ 2018 Annual Report	37

Approval of investment management agreement (unaudited)

widely recognized mutual fund ranking service. The Trustees were given the opportunity to ask questions and request additional information throughout their deliberations, and they reviewed responses from Advisors to follow up requests presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to the Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of the services provided by Advisors to, and the fee rate and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

The Board evaluates Advisors’ services to the Fund on an ongoing basis. In reaching its decisions regarding the renewal of the Agreement for the Fund, the Board took into account the information described above and other information provided to the Board and its Committees throughout the year. The Board, as well its Committees, reviewed reports on various investment, operations and other topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at regularly scheduled meetings of the Board, the Board and the Investment Committee receives and reviews, among other matters, information regarding the performance of the Fund. In addition to general session meetings that included Advisors’ personnel, the Trustees met in private sessions, at which no Advisors’ representatives were present, to discuss the proposed renewal of the Agreement for the Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determination on a Fund-level basis. In deciding whether to renew the Agreement for the Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for the Fund. At its meeting on March 15, 2018, all Board members in attendance voted unanimously to renew the Agreement for the Fund. Set forth below is a summary of the primary factors the Board considered with respect to the Fund.

38	2018 Annual Report ■ TIAA-CREF Real Estate Securities Fund

continued

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Fund since its operations commenced. Investment professionals at Advisors also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds (the “Life Funds”) and TIAA Separate Account VA-1, as well as sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Fund, including conducting research, identifying investments and placing orders to buy and sell securities for the Fund’s investment portfolio; active daily monitoring of the Fund’s investment portfolio; reporting on the investment performance of the Fund to the Board on a regular basis; coordinating the activities of the Fund’s service providers; and overseeing the provision of various administrative services to the Fund. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Fund. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Fund.

The Board also considered, among other factors, the performance of the Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors for its portfolio management and other services, including the impact of recent and anticipated operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

Investment performance

The Board considered the investment performance of the Fund over the one-, three-, five- and ten-year periods. The Board considered the Fund’s performance as compared to its peer group and peer universe and its benchmark index. For details regarding the Fund’s performance, see the synopsis below. The Board concluded that, under the totality of circumstances considered, the investment performance of the Fund was reasonable.

TIAA-CREF Real Estate Securities Fund ■ 2018 Annual Report	39

Approval of investment management agreement (unaudited)

Cost and profitability

The Board considered financial and profitability data relating to Advisors’ services to the Fund for the calendar year 2017. The Board considered Advisors’ profit calculations with respect to its services to the Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having a management fee rate which permits Advisors to maintain and improve the quality of services provided to the Fund and recognized the entrepreneurial and other risks Advisors assumes in managing the Fund. The Board considered that Advisors had earned profits with respect to the Fund under the Agreement for the one-year period ended December 31, 2017. The Board also recognized the potential future effect on Advisors’ profitability of an amendment to the Agreement effective on May 1, 2017 adding new breakpoints to the Fund’s management fee rate schedule at the $7 billion and $10 billion levels (replacing an existing breakpoint at the $8 billion level). (Management fee rate “breakpoints” result in the Fund paying a lower management fee rate with respect to assets above the designated breakpoint levels.) The Board concluded that the profits earned by Advisors in 2017 from its services to the Fund were reasonable in light of various relevant factors.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar mutual funds, as analyzed by Broadridge. The Board determined that the management fee rate charged to the Fund under the Agreement was lower than the management fee rates charged to most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Another limitation noted by the Board was Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Fund’s actual management fee rate compares to those of peer mutual funds. Additionally, the Board also considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rate under the Agreement with respect to the Fund was reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of the Fund, and whether any such economies are shared with the Fund. The Board also considered the extent to which the current fee rate schedule breakpoints of the Fund would have

40	2018 Annual Report ■ TIAA-CREF Real Estate Securities Fund

continued

an effect on Advisors’ fees. The Board considered, in connection with the supporting Broadridge reports, Advisors’ position that the maximum fee rate that could be charged to the Fund based on its level of assets under the Agreement is comparatively low in relation to peer groups of mutual funds. The Board also considered the addition of new contractual breakpoints in the management fee rate schedule of the Fund effective May 1, 2017. Based on all factors considered, the Board concluded that the Fund’s management fee rate schedule was reasonable in light of current economies of scale considerations and the Fund’s current asset level.

Fee and performance comparisons with other Advisors clients

The Board considered that Advisors and its affiliate, TIAA-CREF Investment Management, LLC, provide investment management services to other investment companies, foreign funds (“UCITS”) and separately managed accounts. The Board noted that Advisors did not currently manage any other products with comparable investment strategies to the Fund’s investment strategy. The Board also considered Advisors’ comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. The Board considered Advisors’ disclosed fee rate schedules for separately managed account mandates with an investment strategy similar to the Fund’s strategy. The Board also considered Advisors’ representation that, while the management fee rate charged to the Fund may differ from the management fee rates chargeable to these other funds and other accounts, this may be due in part to the fact that these other funds and accounts: (1) may be offered through products that charge additional fees to their investors; (2) may be offered in different types of markets; (3) may be provided with different types or levels of services by Advisors; (4) may have different regulatory burdens; (5) may target different investors; and/or (6) may be packaged with other products, and that these factors, among others, could reasonably explain different management fee rate schedules.

Other benefits

The Board also considered additional benefits to Advisors and its affiliates arising from the Agreement. For example, Advisors and its affiliates may benefit from the advisory relationship with the Fund to the extent that this relationship results in potential investors viewing TIAA, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both Advisors and certain funds managed by Advisors or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel. Advisors may also benefit from the ability to acquire investment research related to commission arrangements made on behalf of the Fund (i.e., soft dollars). Additionally, the Fund may be utilized as an investment option for other products and businesses of Advisors and its affiliates, such as variable products, funds of funds and 529 education savings plans.

TIAA-CREF Real Estate Securities Fund ■ 2018 Annual Report	41

Approval of investment management agreement (unaudited)	concluded

Synopsis of factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to the Fund. If the Fund is described in the following discussion as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of the Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of the Fund, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2017. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2017. Statements below regarding the Fund’s “effective management fee rate” refer to the overall effective blended fee rate that applied to the Fund after taking into account the different management fee rates that apply to higher levels of Fund assets that exceed one or more breakpoints in the Fund’s management fee rate schedule.

•	The Fund’s annual contractual management fee rate starts at 0.50% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2017 asset level was 0.483% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both the group and universe of comparable funds selected by Broadridge for expense comparison purposes.
•	The Fund was in the 1st, 1st, 2nd and 3rd quintiles of the group of comparable funds selected by Broadridge for performance comparison purposes, for the one-, three-, five- and ten-year periods, respectively, and in the 1st, 1st, 1st and 2nd quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for the Fund.

42	2018 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Important tax information (unaudited)

For the year ended March 31, 2018, the Fund designates distributions of $0 and $124,003,350 (or the maximum amount allowable), as being from Section 1250 gains and net long-term capital gains, respectively.

For the year ended March 31, 2018, the Fund designates 1.64% (or the maximum amount allowable) of ordinary income dividends paid as qualified dividend income.

For the year ended March 31, 2018, the Fund designates 1.56% (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2018, which will be reported in conjunction with your 2018 Form 1099-DIV.

By early 2019, shareholders should receive their Form 1099-DIV and a tax information letter from the Fund. For your specific situation, we recommend that you consult a professional tax adviser.

TIAA-CREF Real Estate Securities Fund ■ 2018 Annual Report	43

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How to reach us

Websites

TIAA.org

nuveen.com

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Teachers Personal Investors Services, Inc., Nuveen Securities, LLC, and TIAA-CREF Individual & Institutional Services, LLC, members FINRA and SIPC, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2018 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

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Annual Report  ■  March 31, 2018

TIAA-CREF Funds

Fixed-Income Funds

The annual report contains the audited financial statements.

	Institutional	Advisor	Premier	Retirement	Retail
Fund name	Class	Class	Class	Class	Class
Bond Fund	TIBDX	TIBHX	TIDPX	TIDRX	TIORX
Bond Index Fund	TBIIX	TBIAX	TBIPX	TBIRX	TBILX
Bond Plus Fund	TIBFX	TCBHX	TBPPX	TCBRX	TCBPX
High-Yield Fund	TIHYX	TIHHX	TIHPX	TIHRX	TIYRX
Inflation-Linked Bond Fund	TIILX	TIIHX	TIKPX	TIKRX	TCILX
Short-Term Bond Fund	TISIX	TCTHX	TSTPX	TISRX	TCTRX
Short-Term Bond Index Fund	TNSHX	TTBHX	TPSHX	TESHX	TRSHX
Social Choice Bond Fund	TSBIX	TSBHX	TSBPX	TSBBX	TSBRX
Tax-Exempt Bond Fund	TITIX	TIXHX	—	—	TIXRX
Money Market Fund	TCIXX	TMHXX	TPPXX	TIEXX	TIRXX

BUILT TO PERFORM.

CREATED TO SERVE.

Understanding this report

For the purposes of this report, “TIAA-CREF Funds” refers only to the TIAA-CREF Fixed-Income Funds listed on the cover of this report.

This annual report contains information about certain TIAA-CREF Funds and describes their results for the twelve months ended March 31, 2018. The report contains four main sections:

•	A letter from Brad Finkle, President of TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments.
•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the issuers, industries and types of securities in which each fund had investments as of March 31, 2018.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please read that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Annual Report	3

Brad Finkle

Letter to investors

The broad U.S. bond market generated a modestly positive return during the twelve months ended March 31, 2018. The overall increase was primarily driven by the solid performance of corporate debt securities, which advanced as investors sought higher yields amid healthy U.S. economic growth and strong earnings. Against this backdrop, all of the TIAA-CREF fixed-income funds produced gains for the twelve-month period, and the majority outpaced their respective benchmarks.

•	The broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, rose 1.2% during the period—below its average annual gain of 1.8% over the past five years.
•	Institutional Class returns for five of the nine TIAA-CREF fixed-income funds exceeded the returns of their respective benchmarks. Please see page 8 for benchmark definitions.
•	Of the four remaining funds, all only lagged their respective benchmarks by an average of one-third of a percentage point. The Money Market Fund is technically not a fixed-income fund and does not have a benchmark.

Fixed-income yields inched higher as the economy continued to grow. The U.S. economy—the largest in the world—continued to expand during the period, growing at an annualized rate of 2.3% during 2017. Amid this expansion, the Federal Reserve raised the federal funds target rate—a key short-term interest-rate benchmark—three times during the period.

In reaction to the Fed’s rate hikes, the largest increases in bond yields occurred among shorter-term securities. As a result, shorter-maturity debt generally underperformed longer-maturity fixed-income instruments. Bond yields were also affected by the $1.5 trillion tax cut legislation passed at the end of 2017, as markets reacted to concerns about its potential impact on inflation.

The Bloomberg Barclays U.S. Aggregate Bond Index, a measure of the domestic investment-grade fixed-rate bond market, rose 1.2% during the twelve-month period, with all sectors in the index achieving positive returns. Although the U.S. Treasury sector advanced, its significant weighting in the index and overall tepid results were a drag on the index’s performance. By comparison, the broad U.S. stock market (as represented by the Russell 3000® Index) posted a 13.8% increase for the twelve months.

All nine TIAA-CREF fixed-income funds had positive returns

All nine of the TIAA-CREF fixed-income funds posted positive returns for the period. The High-Yield Fund had the highest absolute return, gaining 2.7%. Improved economic growth and higher prices for energy—a key component of the high-yield sector—helped support its performance. However, the Fund trailed its benchmark return of 3.4% due in part to certain security selections that did not perform as anticipated.

4	2018 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

The Tax-Exempt Bond Fund had the second-highest advance, climbing 2.5%. The Fund outdistanced its benchmark’s return of 2.3%, thanks in large part to favorable security selection and an overweight allocation to the health care sector.

The Social Choice Bond Fund also turned in a solid result. Its 2.1% return nearly doubled the 1.2% gain of the Bloomberg Barclays U.S. Aggregate Bond Index. An overweight allocation to the strong-performing corporate sector was the main contributor to the Fund’s outperformance. The Bond Plus Fund outpaced the aggregate index for a similar reason, also gaining 2.1% during the reporting period.

The Bond Fund outperformed the aggregate bond index, rising 1.8%. In addition to an overweight in corporate bonds, a significant underweight in the underperforming U.S. Treasury sector accounted for a sizable portion of the Fund’s higher relative return. By comparison, the Bond Index Fund, which seeks to maintain the characteristics of the aggregate bond index, returned 0.9%, underperforming the same benchmark.

The Short-Term Bond Fund outperformed its benchmark, the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index, helped by out-of-benchmark positions in mortgage-backed and commercial mortgage-backed securities. The Fund’s 1.1% return outpaced the 0.2% gain for its benchmark. By comparison, the Short-Term Bond Index Fund, which seeks to maintain the characteristics of the same benchmark, returned 0.1%, slightly lagging the benchmark.

The Inflation-Linked Bond Fund gained 0.2% during the twelve-month period. It underperformed the 0.4% return of its benchmark index primarily due to yield curve positioning.

The Money Market Fund posted a 1.0% return during the reporting period, outperforming the 0.7% return for the All Government iMoneyNet Money Fund Average.

A detailed overview of the fixed-income markets during the period appears in our Market Monitor on page 6. A discussion of each fund and its relative performance begins on page 10.

Pondering the future of volatility

For better or worse, we now invest in a world in which media events seem to affect global financial markets more dramatically than ever before. Gone are the days when a select few had access to investment insights, and when market trends revealed themselves over the course of months, not minutes. Today, the increased volume and greater immediacy of news can present significant challenges for investors to overcome.

Given this new dynamic—and the maturing of the economic growth cycle—investors’ ability to withstand volatility is again being tested. This is especially relevant when assessing the near-term outlook for fixed-income markets. An old investment tenet springs to mind: financial markets almost always overreact on both the upside and downside. Fixed-income securities can provide increased stability as a core component for almost any diversified investment portfolio, even during periods of interest-rate or market volatility. And one of the primary goals of successful diversification is to build a portfolio that can withstand short-term volatility to produce smoother long-term investment results. (Of course, diversification does not guarantee against market loss.)

For additional assistance, or if you have any questions about your TIAA-CREF fixed-income portfolio, please reach out to your financial advisor or call a TIAA financial consultant at 800-842-2252. We welcome the opportunity to be of service.

/s/ Brad Finkle

Brad Finkle

President

TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments

TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Annual Report	5

Market monitor

Bonds posted gains amid higher rates, solid economy

U.S. fixed-income markets recorded gains as interest rates generally rose during the twelve-month period ended March 31, 2018. A maturing economic recovery and the lowest unemployment rate in 17 years contributed to the rise in bond yields, as did the Federal Reserve’s continued policy of gradually increasing the federal funds target rate. For the twelve months, U.S. investment-grade fixed-rate bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 1.2%.

High-yield debt securities continued to attract investors willing to take on more risk in exchange for potentially higher returns, thanks to the growing economy and strong corporate profits. U.S. high-yield bonds, as measured by the ICE BofAML BB-B U.S. Cash Pay High Yield Constrained Index, gained 3.4%. Municipal bonds, as represented by the Bloomberg Barclays 10-Year Municipal Bond Index, returned 2.3%. The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index gained 0.4%, and the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index returned 0.2%.

U.S. economy grew, inflation remained stable

Real U.S. gross domestic product (GDP), which measures the value of all goods and services produced in the United States, grew at a seasonally adjusted annualized rate of 2.9% during the fourth quarter of 2017. Earlier in the period, GDP grew by 3.2% in the third quarter and by 3.1% in the second quarter, marking the first time that growth had exceeded 3.0% in consecutive quarters since 2014. The national unemployment rate, which stood at 4.5% at the end of March 2017, fell to 4.1% by October and remained

Shorter-term bonds underperform due to greater yield increase*

U.S. Treasury yields: beginning and end of twelve-month period

*Bond prices move in the opposite direction of yields.

Source: U.S. Department of the Treasury

at that level through the end of the period. The addition of 103,000 jobs in March 2018 marked the 90th consecutive month of U.S. employment growth. Consumer spending, which typically accounts for the majority of U.S. economic growth, was generally strong in 2017, reaching an annualized rate of 4.0% in the fourth quarter of 2017—its biggest quarterly increase in three years.

Inflation remained modest throughout the period. Core inflation, which includes all items except food and energy, remained moderate at an annualized rate of 2.1% at the end of March 2018. The price of West Texas Intermediate Crude Oil rose from more than $50 per barrel on April 1, 2017, to nearly $65 per barrel on March 31, 2018. Growing economies around the world, combined with oil supply cuts from members of the Organization of the Petroleum Exporting Countries and other major producers, supported price increases. The U.S. dollar declined in value against other major currencies over the twelve-month period.

The broad U.S. stock market, as measured by the Russell 3000® Index, returned 13.8% during the period. U.S. government bond yields generally rose across most maturities during the period, hindering bond performance (bond prices move in the opposite direction of yields). The largest increases took place among shorter-term securities in reaction to the Fed’s rate hikes. Bond yields were also affected by the $1.5 trillion federal tax cut legislation passed at the end of 2017, as markets reacted to concerns about the measure’s potential impact on inflation.

Fed raised rates three times

During the period, the Fed raised the federal funds target rate three times—in June and December of 2017, as well as in March 2018—pushing the key short-term interest-rate measure to 1.50%–1.75%. The increase in March was the sixth since the Fed began to raise this rate from near-zero levels in December 2015.

Fed policymakers, who increased their 2018 and 2019 GDP forecasts in March, anticipated raising rates further. Jerome Powell, who became the Fed’s new chairman in February 2018, stated his continued support for gradual increases in the federal funds target rate in response to further improvements in the economy.

6	2018 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of March 31 or September 30; Form N-Q filings are as of December 31 or June 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

In certain market conditions, the investment portfolio of a fixed-income fund may include shares of common or preferred stock. If that should occur, a TIAA-CREF Fund’s ownership of stock would give it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.

TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Annual Report	7

About the funds’ benchmarks

The Bloomberg Barclays U.S. Aggregate Bond Index measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.

The ICE BofAML BB-B U.S. Cash Pay High Yield Constrained Index* measures the performance of bond securities that pay interest in cash and have a credit rating of BB or B. BofA Merrill Lynch uses a composite of Fitch Ratings, Moody’s and Standard & Poor’s credit ratings in selecting bonds for this index. These ratings measure the risk that the bond issuer will fail to pay interest or to repay principal in full. The index is market weighted, so that larger bond issues have a greater effect on the index’s return. However, the representation of any single bond issuer is restricted to a maximum of 2% of the total index.

The Bloomberg Barclays 10-Year Municipal Bond Index measures the performance of intermediate- and longer-term tax-exempt bonds. Bonds in the index must be rated investment grade (Baa3/BBB- or higher), have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.

The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Source: ICE Data Indices, LLC (“ICE DATA”), is used with permission. ice data, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. neither ice data, its affiliates nor their respective third party providers shall be subject to any damages or liability with respect to the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and index data and all components thereof are provided on an “as is” basis and your use is at your own risk. ice data, its affiliates and their respective third party suppliers do not sponsor, endorse, or recommend tiaa-cref funds, or any of its products or services.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	During the reporting period, Intercontinental Exchange (ICE) acquired the BofA Merrill Lynch Global Research FICC index platform. As a result of this acquisition, the BofA Merrill Lynch indexes have been re-branded as “ICE BofAML” indexes.

8	2018 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2017–March 31, 2018).

Actual expenses

The first section of each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each share class’ entry shows hypothetical account values and expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Annual Report	9

Bond Fund

Expense example

Six months ended March 31, 2018

Bond Fund	Beginning account value (10/1/17)	Ending account value (3/31/18)	Expenses paid during period* (10/1/17– 3/31/18)
Actual return
Institutional Class	$1,000.00	$991.98	$1.49
Advisor Class	1,000.00	990.66	1.84
Premier Class	1,000.00	990.29	2.23
Retirement Class	1,000.00	990.20	2.73
Retail Class	1,000.00	989.97	2.98

5% annual hypothetical return
Institutional Class	1,000.00	1,023.44	1.51
Advisor Class	1,000.00	1,023.09	1.87
Premier Class	1,000.00	1,022.69	2.27
Retirement Class	1,000.00	1,022.19	2.77
Retail Class	1,000.00	1,021.94	3.02

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2018. The Fund’s annualized six-month expense ratio for that period was 0.30% for the Institutional Class, 0.37% for the Advisor Class, 0.45% for the Premier Class, 0.55% for the Retirement Class and 0.60% for the Retail Class. The expense charges of one or more of the Fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 3/31/2018
Corporate bonds	24.6
Mortgage-backed securities	15.1
Foreign government & corporate bonds denominated in U.S. dollars	14.4
U.S. Treasury securities	13.7
Commercial mortgage-backed securities	13.1
Asset-backed securities	9.4
Municipal bonds	5.7
Bank loan obligations	0.9
U.S. agency securities	0.3
Short-term investments, other assets & liabilities, net	2.8
Total	100.0

Performance for the twelve months ended March 31, 2018

The Bond Fund returned 1.83% for the Institutional Class, compared with the 1.20% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The table below shows returns for all share classes of the Fund.

Bond yields moved up as economic recovery matured

The U.S. economy grew at a solid pace for the twelve-month period, aided by a vibrant job market and strong consumer spending. The unemployment rate fell from 4.5% to 4.1%—a level it maintained over the last six months of the period. The U.S. economy added jobs for the 90th consecutive month in March 2018, while consumer spending remained robust. Core inflation, which includes all items except food and energy, remained moderate at an annualized rate of 2.1% at the end of March 2018. Oil prices rose from more than $50 per barrel on April 1, 2017, to nearly $65 per barrel on March 31, 2018, with most of the increase occurring in the second half of the period.

The Federal Reserve raised the federal funds target rate three times during the period—in June and December of 2017, as well as in March 2018—pushing the key short-term interest-rate measure to 1.50%–1.75%. Bond yields generally rose across most maturities, but the largest increases took place among shorter-term securities in reaction to the Fed’s rate hikes. Yields were also affected by the $1.5 trillion federal tax cut legislation approved at the end of 2017, which raised concerns about the tax cut’s potential impact on inflation.

Fixed-income markets posted gains for the period, despite struggling during the final three months (the first quarter of 2018). High-yield bonds performed best, outpacing higher-rated securities by a solid margin. Municipal bonds, as measured by the Bloomberg Barclays 10-Year Municipal Bond Index, also advanced.

Performance as of March 31, 2018

Bond Fund			Total return	Average annual total return				Annual operating expenses*
	Ticker	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	TIBDX	7/1/99	1.83%	2.53%		4.11%		0.31%	0.31%
Advisor Class	TIBHX	12/4/15	1.74	2.50	†	4.09	†	0.41	0.41
Premier Class	TIDPX	9/30/09	1.67	2.37		3.97	†	0.46	0.46
Retirement Class	TIDRX	3/31/06	1.49	2.26		3.84		0.56	0.56
Retail Class	TIORX	3/31/06	1.45	2.22		3.83		0.61	0.61
Bloomberg Barclays U.S. Aggregate Bond Index		—	1.20	1.82		3.63		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least July 31, 2018, unless changed with approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier Classes that is prior to their respective inception dates is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

10	2018 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Corporate bonds drove the benchmark’s performance while Treasuries lagged

All of the sectors in the Bloomberg Barclays U.S. Aggregate Bond Index posted positive returns for the reporting period. Corporate bonds, which made up slightly more than one-quarter of the index at period-end, returned 2.7%. Corporates continued to benefit from solid economic growth in the United States, as well as strong earnings and a higher risk appetite—in exchange for higher yields—among investors. Government credit securities, government agency securities and commercial mortgage-backed securities (CMBS) were the next biggest performers, with returns of 2.1%, 1.2% and 1.1%, respectively. U.S. Treasuries, the largest sector in the index with a weighting of 36.9%, underperformed with a return of 0.4%.

Corporate bond and U.S. Treasury positioning helped drive Fund’s outperformance

During the twelve-month period, an overweight to strong-performing corporate bonds made this sector the largest contributor to the Fund’s outperformance of its benchmark index. A significant underweight to the lagging U.S. Treasury sector accounted for the second-largest contribution to the Fund’s relative return. Finally, the Fund’s overweight position in government credit securities and strong security selection in CMBS also bolstered its relative performance.

By contrast, the Fund’s yield curve positioning—or how the Fund was invested across different bond maturities—detracted from its relative performance, as did a small allocation to cash.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 3/31/2018
Less than 1 year	7.3
1–3 years	16.6
3–5 years	17.9
5–10 years	42.0
Over 10 years	16.2
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 3/31/2018
U.S. Treasury & U.S. agency securities*	29.9
Aaa/AAA	10.2
Aa/AA	8.4
A/A	14.1
Baa/BBB	27.1
Ba/BB	4.5
B/B	2.8
Below B/B	0.8
Non-rated	2.2
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 3/31/2018
Net assets	$4,685.16 million
Number of issues	1,482
Portfolio turnover rate	155%
Portfolio turnover rate, excluding mortgage dollar roll transactions	130%
Option-adjusted duration†	5.68 years
Average maturity‡	8.09 years

†	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
‡	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Annual Report	11

Bond Index Fund

Expense example

Six months ended March 31, 2018

Bond Index Fund	Beginning account value (10/1/17)	Ending account value (3/31/18)	Expenses paid during period* (10/1/17– 3/31/18)
Actual return
Institutional Class	$1,000.00	$986.76	$0.59
Advisor Class	1,000.00	987.01	0.99
Premier Class	1,000.00	986.93	1.34
Retirement Class	1,000.00	986.46	1.83
Retail Class	1,000.00	986.05	2.23

5% annual hypothetical return
Institutional Class	1,000.00	1,024.33	0.61
Advisor Class	1,000.00	1,023.93	1.01
Premier Class	1,000.00	1,023.59	1.36
Retirement Class	1,000.00	1,023.09	1.87
Retail Class	1,000.00	1,022.69	2.27

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2018. The Fund’s annualized six-month expense ratio for that period was 0.12% for the Institutional Class, 0.20% for the Advisor Class, 0.27% for the Premier Class, 0.37% for the Retirement Class and 0.45% for the Retail Class. The expense charges of one or more of the Fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 3/31/2018
U.S. Treasury securities	35.3
Mortgage-backed securities	28.0
Corporate bonds	21.8
Foreign government & corporate bonds denominated in U.S. dollars	9.1
U.S. agency securities	1.8
Commercial mortgage-backed securities	1.7
Asset-backed securities	0.9
Municipal bonds	0.8
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

Performance for the twelve months ended March 31, 2018

The Bond Index Fund returned 0.89% for the Institutional Class, compared with the 1.20% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The table below shows returns for all share classes of the Fund.

Bond yields moved up as economic recovery matured

The U.S. economy grew at a solid pace for the twelve-month period, aided by a vibrant job market and strong consumer spending. The unemployment rate fell from 4.5% to 4.1%—a level it maintained over the last six months of the period. The U.S. economy added jobs for the 90th consecutive month in March 2018, while consumer spending remained robust. Core inflation, which includes all items except food and energy, remained moderate at an annualized rate of 2.1% at the end of March 2018. Oil prices rose from more than $50 per barrel on April 1, 2017, to nearly $65 per barrel on March 31, 2018, with most of the increase occurring in the second half of the period.

The Federal Reserve raised the federal funds target rate three times during the period—in June and December of 2017, as well as in March 2018—pushing the key short-term interest-rate measure to 1.50%–1.75%. Bond yields generally rose across most maturities, but the largest increases took place among shorter-term securities in reaction to the Fed’s rate hikes. Yields were also affected by the $1.5 trillion federal tax cut legislation approved at the end of 2017, which raised concerns about the tax cut’s potential impact on inflation.

Fixed-income markets posted gains for the period, despite struggling during the final three months (the first quarter of 2018). High-yield bonds performed best, outpacing higher-rated securities by a solid margin. Municipal bonds, as measured by the Bloomberg Barclays 10-Year Municipal Bond Index, also advanced.

Performance as of March 31, 2018

Bond Index Fund			Total return	Average annual total return				Annual operating expenses*
	Ticker	Inception date	1 year	5 years		since inception		gross	net
Institutional Class	TBIIX	9/14/09	0.89%	1.65%		3.09%		0.12%	0.12%
Advisor Class	TBIAX	12/4/15	0.78	1.63	†	3.08	†	0.21	0.21
Premier Class	TBIPX	9/30/09	0.74	1.50		2.94	†	0.27	0.27
Retirement Class	TBIRX	9/14/09	0.73	1.42		2.84		0.37	0.37
Retail Class	TBILX	9/14/09	0.66	1.33		2.75		0.44	0.44
Bloomberg Barclays U.S. Aggregate Bond Index		—	1.20	1.82		3.30	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectuses. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least July 31, 2018, unless changed with approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier Classes that is prior to their respective inception dates is based on the performance of the Fund’s Institutional Class. The performance for this period has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

12	2018 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Corporate bonds drove the benchmark’s performance while Treasuries lagged

All of the sectors in the Bloomberg Barclays U.S. Aggregate Bond Index posted positive returns for the reporting period. Corporate bonds, which made up slightly more than one-quarter of the index at period-end, returned 2.7%. Corporates continued to benefit from solid economic growth in the United States, as well as strong earnings and a higher risk appetite—in exchange for higher yields—among investors. Government credit securities, government agency securities and commercial mortgage-backed securities (CMBS) were the next biggest performers, with returns of 2.1%, 1.2% and 1.1%, respectively. U.S. Treasuries, the largest sector in the index with a weighting of 36.9%, underperformed with a return of 0.4%.

Fund advanced but trailed its benchmark

For the twelve-month period, the Fund’s performance trailed that of its benchmark. The Fund’s return includes a deduction for expenses, while the benchmark’s does not.

The Fund seeks to maintain the overall characteristics of its benchmark. The Fund’s managers invest in the same sectors that are included in the benchmark and closely match the benchmark’s weightings and maturities. During the period, this portfolio had similar sector returns to its benchmark, enabling it to resemble the index’s performance.

Throughout the period, the Fund’s managers kept the Fund’s duration—a measure of its sensitivity to interest-rate changes—close to that of its benchmark. This strategy helped the Fund’s risk and reward characteristics to more closely resemble those of its benchmark.

$10,000 invested at fund’s inception

Institutional Class (inception September 14, 2009)

For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 3/31/2018
Less than 1 year	2.1
1–3 years	17.3
3–5 years	22.2
5–10 years	42.7
Over 10 years	15.7
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 3/31/2018
U.S. Treasury & U.S. agency securities*	65.5
Aaa/AAA	5.2
Aa/AA	3.5
A/A	12.0
Baa/BBB	13.7
Non-rated	0.1
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 3/31/2018
Net assets	$9,793.14 million
Number of issues	6,313
Portfolio turnover rate	15%
Option-adjusted duration†	6.06 years
Average maturity‡	8.31 years

†	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
‡	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Annual Report	13

Bond Plus Fund

Expense example

Six months ended March 31, 2018

			Expenses
			paid
	Beginning	Ending	during
Bond Plus Fund	account value (10/1/17)	account value (3/31/18)	period* (10/1/17– 3/31/18)
Actual return
Institutional Class	$1,000.00	$992.39	$1.49
Advisor Class	1,000.00	992.09	1.79
Premier Class	1,000.00	992.58	2.29
Retirement Class	1,000.00	992.14	2.73
Retail Class	1,000.00	990.90	3.08

5% annual hypothetical return
Institutional Class	1,000.00	1,023.44	1.51
Advisor Class	1,000.00	1,023.14	1.82
Premier Class	1,000.00	1,022.64	2.32
Retirement Class	1,000.00	1,022.19	2.77
Retail Class	1,000.00	1,021.84	3.13

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2018. The Fund’s annualized six-month expense ratio for that period was 0.30% for the Institutional Class, 0.36% for the Advisor Class, 0.46% for the Premier Class, 0.55% for the Retirement Class and 0.62% for the Retail Class. The expense charges of one or more of the Fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 3/31/2018
Corporate bonds	22.5
Mortgage-backed securities	21.0
U.S. Treasury securities	17.5
Foreign government & corporate bonds denominated in U.S. dollars	13.9
Asset-backed securities	8.2
Municipal bonds	5.5
Commercial mortgage-backed securities	4.7
Bank loan obligations	3.2
Common stocks & rights	0.1
Short-term investments, other assets & liabilities, net	3.4
Total	100.0

Performance for the twelve months ended March 31, 2018

The Bond Plus Fund returned 2.07% for the Institutional Class, compared with the 1.20% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The table below shows returns for all share classes of the Fund.

Bond yields moved up as economic recovery matured

The U.S. economy grew at a solid pace for the twelve-month period, aided by a vibrant job market and strong consumer spending. The unemployment rate fell from 4.5% to 4.1%—a level it maintained over the last six months of the period. The U.S. economy added jobs for the 90th consecutive month in March 2018, while consumer spending remained robust. Core inflation, which includes all items except food and energy, remained moderate at an annualized rate of 2.1% at the end of March 2018. Oil prices rose from more than $50 per barrel on April 1, 2017, to nearly $65 per barrel on March 31, 2018, with most of the increase occurring in the second half of the period.

The Federal Reserve raised the federal funds target rate three times during the period—in June and December of 2017, as well as in March 2018—pushing the key short-term interest-rate measure to 1.50%–1.75%. Bond yields generally rose across most maturities, but the largest increases took place among shorter-term securities in reaction to the Fed’s rate hikes. Yields were also affected by the $1.5 trillion federal tax cut legislation approved at the end of 2017, which raised concerns about the tax cut’s potential impact on inflation.

Fixed-income markets posted gains for the period, despite struggling during the final three months (the first quarter of 2018). High-yield bonds performed best, outpacing higher-rated securities by a solid margin. Municipal bonds, as measured by the Bloomberg Barclays 10-Year Municipal Bond Index, also advanced.

Performance as of March 31, 2018

Bond Plus Fund			Total return	Average annual total return				Annual operating expenses*
	Ticker	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	TIBFX	3/31/06	2.07%	2.69%		4.46%		0.31%	0.31%
Advisor Class	TCBHX	12/4/15	1.99	2.67	†	4.45	†	0.41	0.41
Premier Class	TBPPX	9/30/09	1.92	2.54		4.32	†	0.46	0.46
Retirement Class	TCBRX	3/31/06	1.92	2.43		4.21		0.56	0.56
Retail Class	TCBPX	3/31/06	1.75	2.36		4.17		0.63	0.63
Bloomberg Barclays U.S. Aggregate Bond Index		—	1.20	1.82		3.63		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectuses. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least July 31, 2018, unless changed with approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier Classes that is prior to their respective inception dates is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

14	2018 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Corporate bonds drove the benchmark’s performance while Treasuries lagged

All of the sectors in the Bloomberg Barclays U.S. Aggregate Bond Index posted positive returns for the reporting period. Corporate bonds, which made up slightly more than one-quarter of the index at period-end, returned 2.7%. Corporates continued to benefit from solid economic growth in the United States, as well as strong earnings and a higher risk appetite—in exchange for higher yields—among investors. Government credit securities, government agency securities and commercial mortgage-backed securities (CMBS) were the next-biggest performers, with returns of 2.1%, 1.2% and 1.1%, respectively. U.S. Treasuries, the largest sector in the index with a weighting of 36.9%, underperformed with a return of 0.4%.

Corporate bonds led several sectors driving the Fund’s outperformance

During the twelve-month period, an overweight allocation to strong-performing corporate bonds made this sector the largest contributor to the Fund’s outperformance of its benchmark index. An overweight to asset-backed securities was the next-largest contributor, followed by a position in municipal bonds, which represented a miniscule percentage of the benchmark’s total market capitalization during the period. A significant underweight to the lagging U.S. Treasury sector helped, as did strong security selection in the overweighted CMBS sector. Yield curve positioning—or how the Fund was invested across different bond maturities—was also beneficial.

In contrast, an underweight position in mortgage-backed securities and a small allocation to cash detracted somewhat from the Fund’s relative returns.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 3/31/2018
Less than 1 year	3.8
1–3 years	8.5
3–5 years	19.7
5–10 years	52.2
Over 10 years	15.8
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 3/31/2018
U.S. Treasury & U.S. agency securities*	39.8
Aaa/AAA	5.4
Aa/AA	5.5
A/A	12.7
Baa/BBB	19.0
Ba/BB	6.6
B/B	6.0
Below B/B	1.5
Non-rated	3.5
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 3/31/2018
Net assets	$4,172.48 million
Number of issues	1,406
Portfolio turnover rate	156%
Portfolio turnover rate, excluding mortgage dollar roll transactions	116%
Option-adjusted duration†	5.58 years
Average maturity‡	8.08 years

†	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
‡	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Annual Report	15

High-Yield Fund

Expense example

Six months ended March 31, 2018

			Expenses
			paid
	Beginning	Ending	during
High-Yield Fund	account value (10/1/17)	account value (3/31/18)	period* (10/1/17– 3/31/18)
Actual return
Institutional Class	$1,000.00	$995.38	$1.79
Advisor Class	1,000.00	996.15	2.14
Premier Class	1,000.00	995.67	2.54
Retirement Class	1,000.00	995.18	3.03
Retail Class	1,000.00	995.23	3.08

5% annual hypothetical return
Institutional Class	1,000.00	1,023.14	1.82
Advisor Class	1,000.00	1,022.79	2.17
Premier Class	1,000.00	1,022.39	2.57
Retirement Class	1,000.00	1,021.89	3.07
Retail Class	1,000.00	1,021.84	3.13

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2018. The Fund’s annualized six-month expense ratio for that period was 0.36% for the Institutional Class, 0.43% for the Advisor Class, 0.51% for the Premier Class, 0.61% for the Retirement Class and 0.62% for the Retail Class. The expense charges of one or more of the Fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 3/31/2018
Corporate bonds	73.9
Foreign government & corporate bonds denominated in U.S. dollars	12.4
Bank loan obligations	7.2
Common stocks & rights	1.1
Short-term investments, other assets & liabilities, net	5.4
Total	100.0

Performance for the twelve months ended March 31, 2018

The High-Yield Fund returned 2.72% for the Institutional Class, compared with the 3.43% return of its benchmark, the ICE BofAML BB-B U.S. Cash Pay High Yield Constrained Index. The table below shows returns for all share classes of the Fund.

High-yield bonds posted gains amid economic growth and rising oil prices

The U.S. economy grew at a solid pace for the twelve-month period, aided by a vibrant job market as the unemployment rate fell from 4.5% to 4.1%—a level it maintained over the last six months of the period. Oil prices rose from more than $50 per barrel on April 1, 2017, to nearly $65 per barrel on March 31, 2018, with most of the increase recorded in the second half of the period. Assets offering risk premiums benefited from modest spread tightening (contraction of the yield gap between Treasuries and higher-yielding fixed-income securities) as U.S. economic growth persisted and oil prices rose. The movement of oil prices can be influential due to the large representation of energy companies in the high-yield sector.

The Federal Reserve raised the federal funds target rate three times during the period—in June and December of 2017, as well as in March 2018—pushing the key short-term interest-rate measure to 1.50%–1.75%.

For the twelve months, high-yield bonds outperformed the 1.20% return of the broad U.S. investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. Similarly, for the ten years ended March 31, 2018, the ICE BofAML BB-B U.S. Cash Pay High Yield Constrained Index generated an average annual return of 7.45%, surpassing the 3.63% average annual gain of the broad domestic bond market for the same period.

Performance as of March 31, 2018

High-Yield Fund			Total return	Average annual total return				Annual operating expenses*
	Ticker	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	TIHYX	3/31/06	2.72%	4.46%		7.55%		0.36%	0.36%
Advisor Class	TIHHX	12/4/15	2.62	4.42	†	7.53	†	0.46	0.46
Premier Class	TIHPX	9/30/09	2.57	4.33		7.43	†	0.51	0.51
Retirement Class	TIHRX	3/31/06	2.47	4.22		7.30		0.61	0.61
Retail Class	TIYRX	3/31/06	2.47	4.19		7.31		0.63	0.63
ICE BofAML BB-B U.S. Cash Pay High Yield Constrained Index		—	3.43	4.85		7.45		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectuses. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least July 31, 2018, unless changed with approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier Classes that is prior to their respective inception dates is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

16	2018 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Most sectors produced positive returns

During the period, most sectors in the high-yield bond market advanced. Trucking & delivery, one of the smallest sectors in the benchmark on March 31, 2018, was the best performer, gaining 22.5%. However, the integrated energy sector was the worst performer, declining 1.1%.

Investors gravitated toward riskier asset classes rather than higher-rated bonds, such as U.S. Treasuries, resulting in advances across high-yield issues. New high-yield debt issuance totaled more than $247 billion for the twelve months, down from just over $273 billion for the same period in 2017. The U.S. issuer-weighted speculative grade default rate declined to 3.9% on March 31, 2018, from 4.7% a year earlier, according to Moody’s Investor Service.

Fund produced gains, but trailed its benchmark

During the twelve-month period, the Fund rose, but it underperformed its benchmark as certain sector allocations and security selections did not perform as anticipated. An overweight position in poorly performing retail pet supply chain PetSmart was the biggest detractor from relative performance. Next in line were overweights to food retailer The Fresh Market and EP Energy. An allocation to wireless infrastructure solutions provider Uniti Group also hurt relative returns.

On the positive side, an out-of-benchmark position in Peabody Energy, which generated double-digit returns, and an underweight position in Frontier Communications, which performed poorly, were the largest contributors to relative returns. Overweight positions in clothing retailer Men’s Wearhouse and hydrocarbon products producer Calumet Specialty Products also benefited the fund’s relative performance.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 3/31/2018
1–3 years	3.7
3–5 years	27.1
5–10 years	65.2
Over 10 years	4.0
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 3/31/2018
Baa/BBB	0.5
Ba/BB	47.1
B/B	45.1
Below B/B	5.1
Non-rated	2.2
Total	100.0

Credit quality ratings are based on the BofA Merrill Lynch Index composite ratings methodology, which is a simple average of ratings from Moody’s, Standard & Poor’s and Fitch. If only two of the designated agencies rate a bond, the composite rating is based on an average of the two. Likewise, if only one of the designated agencies rates a bond, the composite rating is based on that one rating.

Fund profile

as of 3/31/2018
Net assets	$4,022.61 million
Number of issues	494
Portfolio turnover rate	40%
Option-adjusted duration†	3.76 years
Average maturity‡	6.44 years

†	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
‡	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Annual Report	17

Inflation-Linked Bond Fund

Expense example

Six months ended March 31, 2018

			Expenses
			paid
	Beginning	Ending	during
Inflation-Linked Bond Fund	account value (10/1/17)	account value (3/31/18)	period* (10/1/17– 3/31/18)
Actual return
Institutional Class	$1,000.00	$1,000.56	$1.30
Advisor Class	1,000.00	1,000.35	2.14
Premier Class	1,000.00	999.95	2.04
Retirement Class	1,000.00	999.65	2.54
Retail Class	1,000.00	999.52	2.94

5% annual hypothetical return
Institutional Class	1,000.00	1,023.64	1.31
Advisor Class	1,000.00	1,022.79	2.17
Premier Class	1,000.00	1,022.89	2.07
Retirement Class	1,000.00	1,022.39	2.57
Retail Class	1,000.00	1,021.99	2.97

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2018. The Fund’s annualized six-month expense ratio for that period was 0.26% for the Institutional Class, 0.43% for the Advisor Class, 0.41% for the Premier Class, 0.51% for the Retirement Class and 0.59% for the Retail Class. The expense charges of one or more of the Fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 3/31/2018
U.S. Treasury securities	97.6
U.S. agency securities	1.2
Mortgage-backed securities	0.2
Foreign government & corporate bonds denominated in U.S. dollars	0.2
Short-term investments, other assets & liabilities, net	0.8
Total	100.0

Performance for the twelve months ended March 31, 2018

The Inflation-Linked Bond Fund returned 0.23% for the Institutional Class, compared with the 0.43% return of its benchmark, the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The table below shows returns for all share classes of the Fund.

Economic recovery matured, inflation remained stable

The U.S. economy grew at a solid pace for the twelve-month period, aided by a vibrant job market and strong consumer spending. The unemployment rate fell from 4.5% to 4.1%—a level it maintained over the last six months of the period. The U.S. economy added jobs for the 90th consecutive month in March 2018, while consumer spending remained robust.

Core inflation, which includes all items except food and energy, remained moderate at an annualized rate of 2.1% at the end of March 2018. Oil prices rose from more than $50 per barrel on April 1, 2017, to nearly $65 per barrel on March 31, 2018, with most of the increase occurring in the second half of the period. Furthermore, real U.S. gross domestic product (GDP), which measures the value of all goods and services produced in the United States, grew at a seasonally adjusted annualized rate of 2.9% during the fourth quarter of 2017. Earlier in the period, GDP grew by 3.2% in the third quarter and by 3.1% in the second quarter, marking the first time that growth had exceeded 3.0% in consecutive quarters since 2014.

Performance as of March 31, 2018

Inflation-Linked Bond Fund			Total return	Average annual total return				Annual operating expenses*
	Ticker	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	TIILX	10/1/02	0.23%	–0.43%		2.48%		0.26%	0.26%
Advisor Class	TIIHX	12/4/15	0.12	–0.46	†	2.46	†	0.37	0.37
Premier Class	TIKPX	9/30/09	0.08	–0.57		2.34	†	0.41	0.41
Retirement Class	TIKRX	3/31/06	–0.03	–0.68		2.22		0.52	0.52
Retail Class	TCILX	10/1/02	–0.14	–0.74		2.21		0.63	0.63
Bloomberg Barclays U.S. Treasury Inflation Protected Securities 1–10 Year Index		—	0.43	–0.06		2.22		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectuses. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least July 31, 2018, unless changed with approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier Classes that is prior to their respective inception dates is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

18	2018 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Fed continued to hike rates

The Federal Reserve raised the federal funds target rate three times during the period—in June and December 2017, as well as in March 2018—pushing the key short-term interest-rate measure to 1.50%–1.75%. Bond yields generally rose across most maturities, but the largest increases took place among shorter-term securities in reaction to the Fed’s rate hikes. Yields were also affected by the $1.5 trillion federal tax cut legislation approved at the end of 2017, which raised concerns about the tax cut’s potential impact on inflation.

Fixed-income markets posted gains for the period, despite struggling during the final three months (the first quarter of 2018). The twelve-month return of the TIPS 1–10 Year index trailed the 1.20% return of the broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. For the ten years ended March 31, 2018, the average annual return of the TIPS 1–10 Year index was 2.22% versus 3.63% for the broad domestic bond market for the same period.

Fund advanced but trailed its benchmark

The Fund advanced during the period but trailed its benchmark, primarily due to yield curve positioning, or how the Fund was invested across different bond maturities. By contrast, the Fund’s relative performance was aided by its holdings in the government agency sector, as well as by its position in mortgaged-backed securities. The Fund also had a small exposure to derivatives instruments during the period, which benefited its relative performance.

During the period, the Fund’s portfolio managers aligned the Fund’s duration—a measure of the Fund’s sensitivity to interest-rate changes—close to that of the TIPS 1–10 Year index. This investment strategy helped the Fund’s risk and reward characteristics remain in line with those of its benchmark.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the changes in the values of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 3/31/2018
Less than 1 year	1.1
1–3 years	23.3
3–5 years	27.8
5–10 years	40.1
Over 10 years	7.7
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 3/31/2018
U.S. Treasury & U.S. agency securities*	99.8
Non-rated	0.2
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 3/31/2018
Net assets	$2,894.72 million
Number of issues	42
Portfolio turnover rate	17%
Option-adjusted duration†	4.99 years
Average maturity‡	5.33 years

†	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
‡	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Annual Report	19

Short-Term Bond Fund

Expense example

Six months ended March 31, 2018

			Expenses
			paid
	Beginning	Ending	during
Short-Term Bond Fund	account value (10/1/17)	account value (3/31/18)	period* (10/1/17– 3/31/18)
Actual return
Institutional Class	$1,000.00	$1,000.52	$1.35
Advisor Class	1,000.00	1,000.20	1.65
Premier Class	1,000.00	999.79	2.09
Retirement Class	1,000.00	999.29	2.59
Retail Class	1,000.00	999.01	2.89

5% annual hypothetical return
Institutional Class	1,000.00	1,023.59	1.36
Advisor Class	1,000.00	1,023.29	1.66
Premier Class	1,000.00	1,022.84	2.12
Retirement Class	1,000.00	1,022.34	2.62
Retail Class	1,000.00	1,022.04	2.92

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2018. The Fund’s annualized six-month expense ratio for that period was 0.27% for the Institutional Class, 0.33% for the Advisor Class, 0.42% for the Premier Class, 0.52% for the Retirement Class and 0.58% for the Retail Class. The expense charges of one or more of the Fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 3/31/2018
Commercial mortgage-backed securities	24.7
U.S. Treasury securities	24.6
Foreign government & corporate bonds denominated in U.S. dollars	20.3
Corporate bonds	16.9
Asset-backed securities	4.6
U.S. agency securities	3.8
Bank loan obligations	2.5
Municipal bonds	0.3
Mortgage-backed securities	0.1
Short-term investments, other assets & liabilities, net	2.2
Total	100.0

Performance for the twelve months ended March 31, 2018

The Short-Term Bond Fund returned 1.14% for the Institutional Class, compared with the 0.24% return of its benchmark, the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index. The table below shows returns for all share classes of the Fund.

Bond yields moved up as economic recovery matured

The U.S. economy grew at a solid pace for the twelve-month period, aided by a vibrant job market and strong consumer spending. The unemployment rate fell from 4.5% to 4.1%—a level it maintained over the last six months of the period. The U.S. economy added jobs for the 90th consecutive month in March 2018, while consumer spending remained robust. Core inflation, which includes all items except food and energy, remained moderate at an annualized rate of 2.1% at the end of March 2018. Oil prices rose from more than $50 per barrel on April 1, 2017, to nearly $65 per barrel on March 31, 2018, with most of the increase occurring in the second half of the period.

The Federal Reserve raised the federal funds target rate three times during the period—in June and December of 2017, as well as in March 2018—pushing the key short-term interest-rate measure to 1.50%–1.75%. Bond yields generally rose across most maturities, but the largest increases took place among shorter-term securities in reaction to the Fed’s rate hikes. Yields were also affected by the $1.5 trillion federal tax cut legislation approved at the end of 2017, which raised concerns about the tax cut’s potential impact on inflation.

Fixed-income markets posted gains for the period, despite struggling during the final three months (the first quarter of 2018). High-yield bonds performed best, outpacing higher-rated securities by a solid margin. Municipal bonds, as measured by the Bloomberg Barclays 10-Year Municipal Bond Index, also advanced.

Performance as of March 31, 2018

Short-Term Bond Fund			Total return	Average annual total return				Annual operating expenses*
	Ticker	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	TISIX	3/31/06	1.14%	1.18%		2.37%		0.27%	0.27%
Advisor Class	TCTHX	12/4/15	1.02	1.15	†	2.36	†	0.38	0.38
Premier Class	TSTPX	9/30/09	0.99	1.03		2.25	†	0.42	0.42
Retirement Class	TISRX	3/31/06	0.89	0.93		2.12		0.52	0.52
Retail Class	TCTRX	3/31/06	0.84	0.87		2.11		0.58	0.58
Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index		—	0.24	0.76		1.56		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectuses. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least July 31, 2018, unless changed with approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier Classes that is prior to their respective inception dates is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

20	2018 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Short-term bonds lagged the broader bond market

For the twelve-month period, the Fund’s benchmark trailed the 1.20% return of the broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. For the ten years ended March 31, 2018, the average annual return of the Bloomberg Barclays 1–3 year index was 1.56%, versus 3.63% for the broad domestic bond market for the same period.

Short-term corporate securities represented almost one-quarter of the benchmark’s total market capitalization and also had its highest return, advancing 0.8% for the twelve-month period. The government credit sector was the next-best performer, gaining 0.5%. Municipal bonds, a small segment of the index, climbed 0.4%. Government agency securities also beat the benchmark, rising 0.4%. On the other hand, short-term Treasuries, which comprised 62.0% of the index, underperformed with a slightly negative return.

Favorable sector positioning drove the Fund’s outperformance

The Fund outperformed its benchmark during the period, primarily due to favorable positioning in most sectors. Out-of-benchmark positions in the mortgage-backed and commercial mortgage-backed securities sectors were the largest contributors to the Fund’s relative performance. Overweighting the strong-performing corporate bond sector also was advantageous, although security selection in the segment was a modest detractor.

An underweight in short-term U.S. Treasuries was another positive, more than making up for adverse security selection in the sector. Both sector and security selection boosted the Fund’s performance in the government agency sector. A nonbenchmark position in asset-backed securities also contributed.

Finally, the Fund’s overall yield curve positioning—or how the Fund was invested across different bond maturities—was strongly beneficial, while a small allocation to cash had a marginally negative effect. The Fund had a small exposure to derivatives instruments during the period, which also benefited its relative performance.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the changes in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 3/31/2018
Less than 1 year	15.7
1–3 years	53.9
3–5 years	21.7
5–10 years	7.9
Over 10 years	0.8
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 3/31/2018
U.S. Treasury & U.S. agency securities*	29.2
Aaa/AAA	16.0
Aa/AA	9.1
A/A	14.8
Baa/BBB	20.6
Ba/BB	3.8
B/B	2.0
Below B/B	1.2
Non-rated	3.3
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 3/31/2018
Net assets	$1,701.10 million
Number of issues	350
Portfolio turnover rate	77%
Option-adjusted duration†	1.76 years
Average maturity‡	2.58 years

†	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
‡	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Annual Report	21

Short-Term Bond Index Fund

Expense example

Six months ended March 31, 2018

			Expenses
			paid
	Beginning	Ending	during
Short-Term Bond Index Fund	account value (10/1/17)	account value (3/31/18)	period* (10/1/17– 3/31/18)
Actual return
Institutional Class	$1,000.00	$995.68	$0.25
Advisor Class	1,000.00	994.94	0.99
Premier Class	1,000.00	993.93	0.99
Retirement Class	1,000.00	994.45	1.49
Retail Class	1,000.00	993.95	1.99

5% annual hypothetical return
Institutional Class	1,000.00	1,024.68	0.25
Advisor Class	1,000.00	1,023.93	1.01
Premier Class	1,000.00	1,023.93	1.01
Retirement Class	1,000.00	1,023.44	1.51
Retail Class	1,000.00	1,022.94	2.02

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2018. The Fund’s annualized six-month expense ratio for that period was 0.05% for the Institutional Class, 0.20% for the Advisor Class, 0.20% for the Premier Class, 0.30% for the Retirement Class and 0.40% for the Retail Class. The expense charges of one or more of the Fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 3/31/2018
U.S. Treasury securities	62.5
Corporate bonds	18.9
Foreign government & corporate bonds denominated in U.S. dollars	12.9
U.S. agency securities	5.3
Municipal bonds	0.1
Short-term investments, other assets & liabilities, net	0.3
Total	100.0

Performance for the twelve months ended March 31, 2018

The Short-Term Bond Index Fund returned 0.11% for the Institutional Class, compared with the 0.24% return of its benchmark, the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index. The table below shows returns for all share classes of the Fund.

Bond yields moved up as economic recovery matured

The U.S. economy grew at a solid pace for the twelve-month period, aided by a vibrant job market and strong consumer spending. The unemployment rate fell from 4.5% to 4.1%—a level it maintained over the last six months of the period. The U.S. economy added jobs for the 90th consecutive month in March 2018, while consumer spending remained robust. Core inflation, which includes all items except food and energy, remained moderate at an annualized rate of 2.1% at the end of March 2018. Oil prices rose from more than $50 per barrel on April 1, 2017, to nearly $65 per barrel on March 31, 2018, with most of the increase occurring in the second half of the period.

The Federal Reserve raised the federal funds target rate three times during the period—in June and December of 2017, as well as in March 2018—pushing the key short-term interest-rate measure to 1.50%–1.75%. Bond yields generally rose across most maturities, but the largest increases took place among shorter-term securities in reaction to the Fed’s rate hikes. Yields were also affected by the $1.5 trillion federal tax cut legislation approved at the end of 2017, which raised concerns about the tax cut’s potential impact on inflation.

Fixed-income markets posted gains for the period, despite struggling during the final three months (the first quarter of 2018). High-yield bonds performed best, outpacing higher-rated securities by a solid margin. Municipal bonds, as measured by the Bloomberg Barclays 10-Year Municipal Bond Index, also advanced.

Performance as of March 31, 2018

Short-Term Bond Index Fund			Total return	Average annual total return		Annual operating expenses*
	Ticker	Inception date	1 year	since fund inception		gross	net
Institutional Class	TNSHX	8/7/15	0.11%	0.52%		0.25%	0.12%
Advisor Class	TTBHX	12/4/15	–0.03	0.46	†	0.34	0.21
Premier Class	TPSHX	8/7/15	–0.14	0.33		0.41	0.27
Retirement Class	TESHX	8/7/15	–0.14	0.28		0.50	0.37
Retail Class	TRSHX	8/7/15	–0.24	0.19		0.55	0.42
Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index		—	0.24	0.72	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectuses. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least September 30, 2018, unless changed with approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Institutional Class. The performance for this period has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for this period would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

22	2018 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Short-term bonds lagged the broader bond market

For the twelve-month period, the Fund’s benchmark trailed the 1.20% return of the broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. For the ten years ended March 31, 2018, the average annual return of the Bloomberg Barclays 1–3 year index was 1.56%, versus 3.63% for the broad domestic bond market for the same period.

Short-term corporate securities represented almost one-quarter of the benchmark’s total market capitalization and also had its highest return, advancing 0.8% for the twelve-month period. The government credit sector was the next-best performer, gaining 0.5%. Municipal bonds, a small segment of the index, climbed 0.4%. Government agency securities also beat the benchmark, rising 0.4%. On the other hand, short-term Treasuries, which comprised 62.0% of the index, underperformed with a slightly negative return.

Fund advanced but slightly trailed its benchmark

For the twelve months, the Fund’s performance slightly trailed that of its benchmark. The Fund’s return includes a deduction for expenses, while the benchmark’s does not.

The Fund seeks to maintain the overall characteristics of its benchmark. The Fund’s managers invest in the same sectors that are included in the benchmark and closely match the benchmark’s weightings and maturities. At times, the Fund may also invest in securities not held in the index, but which have similar investment characteristics to securities held in the index. During the period, this portfolio had similar sector returns to its benchmark, enabling it to resemble the index’s performance.

Throughout the period, the Fund’s managers kept the Fund’s duration—a measure of its sensitivity to interest-rate changes—close to that of its benchmark. This strategy helped the Fund’s risk and reward characteristics to more closely resemble those of its benchmark.

$10,000 invested at fund’s inception

Institutional Class (inception August 7, 2015)

For the purpose of comparison, the graph also shows the changes in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 3/31/2018
Less than 1 year	2.6
1–3 years	95.5
3–5 years	1.9
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 3/31/2018
U.S. Treasury & U.S. agency securities*	67.9
Aaa/AAA	5.7
Aa/AA	5.3
A/A	11.8
Baa/BBB	9.3
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 3/31/2018
Net assets	$358.03 million
Number of issues	553
Portfolio turnover rate	57%
Option-adjusted duration†	1.92 years
Average maturity‡	1.99 years

†	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
‡	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Annual Report	23

Social Choice Bond Fund

Expense example

Six months ended March 31, 2018

Social Choice Bond Fund	Beginning account value (10/1/17)	Ending account value (3/31/18)	Expenses paid during period* (10/1/17– 3/31/18)
Actual return
Institutional Class	$1,000.00	$995.48	$1.89
Advisor Class	1,000.00	995.24	2.14
Premier Class	1,000.00	994.71	2.69
Retirement Class	1,000.00	994.25	3.13
Retail Class	1,000.00	994.17	3.18

5% annual hypothetical return
Institutional Class	1,000.00	1,023.04	1.92
Advisor Class	1,000.00	1,022.79	2.17
Premier Class	1,000.00	1,022.24	2.72
Retirement Class	1,000.00	1,021.79	3.18
Retail Class	1,000.00	1,021.74	3.23

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2018. The Fund’s annualized six-month expense ratio for that period was 0.38% for the Institutional Class, 0.43% for the Advisor Class, 0.54% for the Premier Class, 0.63% for the Retirement Class and 0.64% for the Retail Class. The expense charges of one or more of the Fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition
Sector	% of net assets as of 3/31/2018
Corporate bonds	25.1
Foreign government & corporate bonds denominated in U.S. dollars	15.3
U.S. agency securities	13.2
Municipal bonds	10.8
U.S. Treasury securities	10.6
Mortgage-backed securities	8.6
Asset-backed securities	6.7
Commercial mortgage-backed securities	5.6
Bank loan obligations	1.2
Short-term investments, other assets & liabilities, net	2.9
Total	100.0

Performance for the twelve months ended March 31, 2018

The Social Choice Bond Fund returned 2.14% for the Institutional Class, compared with the 1.20% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The fund utilizes certain environmental, social and governance criteria, while the benchmark does not. The table below shows returns for all share classes of the Fund.

Bond yields moved up as economic recovery matured

The U.S. economy grew at a solid pace for the twelve-month period, aided by a vibrant job market and strong consumer spending. The unemployment rate fell from 4.5% to 4.1%—a level it maintained over the last six months of the period. The U.S. economy added jobs for the 90th consecutive month in March 2018, while consumer spending remained robust. Core inflation, which includes all items except food and energy, remained moderate at an annualized rate of 2.1% at the end of March 2018. Oil prices rose from more than $50 per barrel on April 1, 2017, to nearly $65 per barrel on March 31, 2018, with most of the increase occurring in the second half of the period.

The Federal Reserve raised the federal funds target rate three times during the period—in June and December of 2017, as well as in March 2018—pushing the key short-term interest-rate measure to 1.50%–1.75%. Bond yields generally rose across most maturities, but the largest increases took place among shorter-term securities in reaction to the Fed’s rate hikes. Yields were also affected by the $1.5 trillion federal tax cut legislation approved at the end of 2017, which raised concerns about the tax cut’s potential impact on inflation.

Performance as of March 31, 2018

Social Choice Bond Fund			Total	Average annual				Annual operating
			return	total return				expenses*
		Inception				since fund
	Ticker	date	1 year	5 years		inception		gross	net
Institutional Class	TSBIX	9/21/12	2.14%	2.98%		2.95%		0.40%	0.40%
Advisor Class	TSBHX	12/4/15	2.09	2.94	†	2.92	†	0.53	0.52
Premier Class	TSBPX	9/21/12	1.99	2.84		2.81		0.55	0.55
Retirement Class	TSBBX	9/21/12	1.79	2.72		2.70		0.65	0.65
Retail Class	TSBRX	9/21/12	1.88	2.68		2.65		0.67	0.67
Bloomberg Barclays U.S. Aggregate Bond Index		—	1.20	1.82		1.73	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectuses. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least July 31, 2018, unless changed with approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

24	2018 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Fixed-income markets posted gains for the period, despite struggling during the final three months (the first quarter of 2018). High-yield bonds performed best, outpacing higher-rated securities by a solid margin. Municipal bonds, as measured by the Bloomberg Barclays 10-Year Municipal Bond Index, also advanced.

Corporate bonds drove the benchmark’s performance while Treasuries lagged

All of the sectors in the Bloomberg Barclays U.S. Aggregate Bond Index posted positive returns for the reporting period. Corporate bonds, which made up slightly more than one-quarter of the index at period-end, returned 2.7%. Corporates continued to benefit from solid economic growth in the United States, as well as strong earnings and a higher risk appetite—in exchange for higher yields—among investors. Government credit securities, government agency securities and commercial mortgage-backed securities (CMBS) were the next-biggest performers, with returns of 2.1%, 1.2% and 1.1%, respectively. U.S. Treasuries, the largest sector in the index with a weighting of 36.9%, underperformed with a return of 0.4%.

Allocation, security selection and yield curve positioning drove Fund’s outperformance

The Fund outpaced its benchmark over the twelve-month period, with a sizeable position in strong-performing municipal bonds—a miniscule weighting in the benchmark—making the largest contribution to relative performance. A significant overweight and favorable security selection in corporate bonds, which also performed well, made this sector the second-largest contributor to the Fund’s relative returns for the period. The Fund’s beneficial security selection and asset allocation in CMBS and asset-backed securities buoyed relative performance, while yield curve positioning—or how the Fund was invested across different bond maturities—also contributed.

By contrast, the Fund’s holdings in the U.S. Treasury sector detracted from results, as did a small allocation to cash.

$10,000 invested at fund’s inception

Institutional Class (inception September 21, 2012)

For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 3/31/2018
Less than 1 year	5.9
1–3 years	13.6
3–5 years	16.5
5–10 years	42.9
Over 10 years	21.1
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 3/31/2018
U.S. Treasury & U.S. agency securities*	33.5
Aaa/AAA	11.3
Aa/AA	11.0
A/A	12.6
Baa/BBB	19.8
Ba/BB	3.7
B/B	1.2
Below B/B	0.6
Non-rated	6.3
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 3/31/2018
Net assets	$2,014.32 million
Number of issues	635
Portfolio turnover rate	112%
Portfolio turnover rate, excluding mortgage dollar roll transactions	89%
Option-adjusted duration†	5.74 years
Average maturity‡	8.99 years

†	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
‡	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Annual Report	25

Tax-Exempt Bond Fund

Expense example

Six months ended March 31, 2018

Tax-Exempt Bond Fund	Beginning account value (10/1/17)	Ending account value (3/31/18)	Expenses paid during period* (10/1/17– 3/31/18)
Actual return
Institutional Class	$1,000.00	$992.98	$1.74
Advisor Class	1,000.00	992.82	1.89
Retail Class	1,000.00	991.65	3.08

5% annual hypothetical return
Institutional Class	1,000.00	1,023.19	1.77
Advisor Class	1,000.00	1,023.04	1.92
Retail Class	1,000.00	1,021.84	3.13

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2018. The Fund’s annualized six-month expense ratio for that period was 0.35% for the Institutional Class, 0.38% for the Advisor Class and 0.62% for the Retail Class. The expense charges of one or more of the Fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 3/31/2018
Municipal bonds	100.1
Short-term investments, other assets & liabilities, net	-0.1
Total	100.0

Performance for the twelve months ended March 31, 2018

The Tax-Exempt Bond Fund returned 2.48% for the Institutional Class, compared with the 2.31% return of its benchmark, the Bloomberg Barclays 10-Year Municipal Bond Index. The table below shows returns for all share classes of the Fund.

Bond yields moved up as economic recovery matured

The U.S. economy grew at a solid pace for the twelve-month period, aided by a vibrant job market and strong consumer spending. The unemployment rate fell from 4.5% to 4.1%—a level it maintained over the last six months of the period. The U.S. economy added jobs for the 90th consecutive month in March 2018, while consumer spending remained robust. Core inflation, which includes all items except food and energy, remained moderate at an annualized rate of 2.1% at the end of March 2018. Oil prices rose from more than $50 per barrel on April 1, 2017, to nearly $65 per barrel on March 31, 2018, with most of the increase occurring in the second half of the period.

The Federal Reserve raised the federal funds target rate three times during the period—in June and December of 2017, as well as in March 2018—pushing the key short-term interest-rate measure to 1.50%–1.75%. Bond yields generally rose across most maturities, but the largest increases took place among shorter-term securities in reaction to the Fed’s rate hikes. Yields were also affected by the $1.5 trillion federal tax cut legislation approved at the end of 2017, which raised concerns about the tax cut’s potential impact on inflation.

Municipal bonds, as measured by the Bloomberg Barclays 10-year Municipal Bond Index, also performed relatively well for the twelve months. The category saw its strongest performance between April and December of 2017, but it suffered a loss of 1.61% during the first quarter of 2018, as measured by the Fund’s benchmark. As the new year began, the federal legislation lowering corporate tax rates made municipal bonds less appealing to some investors.

Performance as of March 31, 2018

Tax-Exempt Bond Fund			Total	Average annual				Annual operating
			return	total return				expenses*
		Inception
	Ticker	date	1 year	5 years		10 years		gross	net
Institutional Class	TITIX	3/31/06	2.48%	1.63%		3.70%		0.37%	0.35%
Advisor Class	TIXHX	12/4/15	2.49	1.63	†	3.69	†	0.46	0.44
Retail Class	TIXRX	3/31/06	2.20	1.34		3.46		0.65	0.63
Bloomberg Barclays 10-Year Municipal Bond Index		—	2.31	2.72		4.66		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectuses. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least July 31, 2018, unless changed with approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.

26	2018 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

For the twelve-month period, the 10-year municipal index outperformed the 1.20% return of the broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. For the ten years ended March 31, 2018, the 10-year municipal index recorded an average annual return of 4.66%, compared with 3.63% for the broad domestic bond market.

All sectors in the benchmark saw gains

All of the benchmark’s sectors posted investment gains of varying sizes for the twelve-month period. Among the best performers, the solid waste/resource recovery sector returned 4.5%. The industrial revenue sector gained 3.9%, and leasing advanced 3.7%. Among the largest components in the benchmark, the state, transportation and local sectors returned 1.8%, 2.1% and 2.3%, respectively. Together, these three sectors accounted for more than one-half of the benchmark’s total market capitalization at period-end.

On March 29, 2018—the last trading day of the month—higher-rated 10-year AAA municipal bonds yielded 2.46%, compared with a 2.74% yield on the 10-year U.S. Treasury bond. New municipal bond issuance during the twelve-month period was $389 billion, up from $363 billion during the prior twelve-month period ended March 31, 2017.

Fund outperformed its benchmark

During the period, the Fund outperformed its benchmark index by a solid margin. The Fund’s greatest outperformance took place in the health care sector, due to security selection and an overweight allocation. An overweight position and strong security selection in the power sector also contributed to relative performance, as did Fund holdings in the education sector.

By contrast, certain sectors detracted from the Fund’s relative performance, including underweight positions in the leasing, state bond and transportation sectors. Yield curve positioning—or how the Fund was invested across different bond maturities—also limited relative performance during the period.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share class varies due to differences in expense charges.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 3/31/2018
Less than 1 year	7.2
1–3 years	7.6
3–5 years	17.5
5–10 years	37.9
Over 10 years	29.8
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 3/31/2018
Aaa/AA	1.9
Aa/AA	28.9
A/A	40.3
Baa/BBB	17.1
Ba/BB	1.9
B/B	1.2
Non-rated	8.7
Total	100.0

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 3/31/2018
Net assets	$268.20 million
Number of issues	227
Portfolio turnover rate	29%
Option-adjusted duration†	5.25 years
Average maturity‡	8.71 years

†	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
‡	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Annual Report	27

Money Market Fund

Expense example

Six months ended March 31, 2018

Money Market Fund	Beginning account value (10/1/17)	Ending account value (3/31/18)	Expenses paid during period* (10/1/17– 3/31/18)
Actual return
Institutional Class	$1,000.00	$1,005.65	$0.70
Advisor Class	1,000.00	1,005.59	0.50
Premier Class	1,000.00	1,004.90	1.45
Retirement Class	1,000.00	1,004.39	1.95
Retail Class	1,000.00	1,004.03	2.35

5% annual hypothetical return
Institutional Class	1,000.00	1,024.23	0.71
Advisor Class	1,000.00	1,024.43	0.50
Premier Class	1,000.00	1,023.49	1.46
Retirement Class	1,000.00	1,022.99	1.97
Retail Class	1,000.00	1,022.59	2.37

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2018. The Fund’s annualized six-month expense ratio for that period was 0.14% for the Institutional Class, 0.10% for the Advisor Class, 0.29% for the Premier Class, 0.39% for the Retirement Class and 0.47% for the Retail Class. The expense charges of one or more of the Fund’s share classes may at times reflect a waiver or reimbursement. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower.

For more information about this expense example, please see page 9.

Net annualized yield

(for the 7 days ended 3/27/2018)*

	Current yield	Effective yield
Money Market Fund
Institutional Class	1.44%	1.45%
Advisor Class	1.43	1.44
Premier Class	1.29	1.30
Retirement Class	1.19	1.20
Retail Class	1.10	1.11
iMoneyNet Money Fund
Averages–All Government‡	1.16	1.17

The current yield more closely reflects current earnings than does the total return.

*	iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance for the twelve months ended March 31, 2018

The Money Market Fund returned 0.96% for the Institutional Class, compared with the 0.66% return of the iMoneyNet Money Fund Averages™—All Government, a simple average of over 500 money market funds that invest in short-term U.S. government securities. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average. The table below shows returns for all share classes of the Fund.

Bond yields moved up as economic recovery matured

The U.S. economy grew at a solid pace for the twelve-month period, aided by a vibrant job market and strong consumer spending. The unemployment rate fell from 4.5% to 4.1%—a level it maintained over the last six months of the period. The U.S. economy added jobs for the 90th consecutive month in March 2018, while consumer spending remained robust. Core inflation, which includes all items except food and energy, remained moderate at an annualized rate of 2.1% at the end of March 2018. Oil prices rose from more than $50 per barrel on April 1, 2017, to nearly $65 per barrel on March 31, 2018, with most of the increase occurring in the second half of the period.

Performance as of March 31, 2018

Money Market Fund			Total	Average annual				Annual operating
			return	total return				expenses*
		Inception
	Ticker	date	1 year	5 years		10 years		gross	net
Institutional Class	TCIXX	7/1/99	0.96%	0.28%		0.39%		0.14%	0.14%
Advisor Class	TMHXX	12/4/15	1.04	0.27	†	0.39	†	0.24	0.24
Premier Class	TPPXX	9/30/09	0.80	0.20		0.33	†	0.29	0.29
Retirement Class	TIEXX	3/31/06	0.70	0.16		0.27		0.39	0.39
Retail Class	TIRXX	3/31/06	0.62	0.13		0.28		0.49	0.49
iMoneyNet Money Fund Averages—All Government‡		—	0.66	0.16		0.19		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You could lose money over short or long periods by investing in this fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The fund’s sponsor has no legal obligation to provide support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. For a detailed discussion of risk, please see the prospectus.

*	The gross and net annual operating expenses are taken from the funds’ prospectuses. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least July 31, 2018, unless changed with approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier Classes that is prior to their respective inception dates is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier Classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.
‡	The iMoneyNet Money Fund Averages—All Government is a simple average of over 500 money market funds that invest in U.S. Treasuries, U.S. Agencies, repurchase agreements and government-backed floating-rate notes, and you cannot invest directly in it. Effective October 1, 2016, the iMoneyNet Money Fund Averages—All Taxable peer group was changed to the iMoneyNet Money Fund Averages—All Government.

28	2018 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

The Federal Reserve raised the federal funds target rate three times during the period—in June and December of 2017, as well as in March 2018—pushing the key short-term interest-rate measure to 1.50%–1.75%. Bond yields generally rose across most maturities, but the largest increases took place among shorter-term securities in reaction to the Fed’s rate hikes. Yields were also affected by the $1.5 trillion federal tax cut legislation approved at the end of 2017, which raised concerns about the tax cut’s potential impact on inflation.

The Fed’s actions continued to influence yields on shorter-term ICE LIBOR—a key interest-rate benchmark for money market funds. Over the twelve-month period, one-month LIBOR yields rose from 0.98% on March 31, 2017, to 1.88% on March 31, 2018. Over the same period, three-month LIBOR rose from 1.15% to 2.31%; six-month LIBOR rose from 1.42% to 2.45%; and twelve-month LIBOR rose from 1.80% to 2.66%. LIBOR is an indication of the interest rates that banks expect to pay to other banks for loans on the London market and is the most widely used benchmark for short-term rates.

Market for short-term Treasuries improved during the period

In the first half of the twelve-month period, demand remained strong for short-term U.S. Treasuries and other short-term U.S. government securities, making it difficult to find attractive yields. However, toward the end of the period, as the federal government grappled with higher spending and a higher debt ceiling, issuance of short-term Treasuries increased substantially, lowering prices and making their yields more attractive. As a result, the Fund’s management took advantage of this opportunity and increased the Fund’s allocation to these securities.

Fund outperformed the iMoneyNet average

During the period, the return of the Money Market Fund surpassed that of the iMoneyNet government fund average. In pursuit of additional yield, management continued its strategy of holding longer-dated floating-rate government agency paper, which benefited the Fund’s performance as interest rates increased. As of March 27, 2018, the Fund’s weighted average maturity was 48 days, versus 33 days for the iMoneyNet government fund average, and this positioning was also beneficial for the Fund’s performance. iMoneyNet releases their data on a weekly basis, and March 27th was the last date of release for the month.

Portfolio composition
% of net assets
Sector	as of 3/31/2018
U.S. government agency securities*	62.8
U.S. Treasury securities*	22.3
Floating-rate securities, government*	15.3
Other assets & liabilities, net	–0.4
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Fund profile
as of 3/31/2018
Net assets	$961.75 million
Number of issues	185

TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Annual Report	29

Summary portfolio of investments

Bond Fund  ■  March 31, 2018

Principal	Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
AUTOMOBILES & COMPONENTS		$189,481	0.0%
CAPITAL GOODS		1,169,951	0.0
COMMERCIAL & PROFESSIONAL SERVICES		3,564,298	0.1
CONSUMER DURABLES & APPAREL		387,956	0.0
CONSUMER SERVICES		4,644,837	0.1
ENERGY		759,558	0.0
FOOD & STAPLES RETAILING		259,335	0.0
FOOD, BEVERAGE & TOBACCO		1,692,243	0.0
HEALTH CARE EQUIPMENT & SERVICES		1,279,652	0.0
INSURANCE		99,935	0.0
MATERIALS		4,992,562	0.1
MEDIA		3,464,857	0.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		2,310,652	0.1
REAL ESTATE		718,608	0.0
RETAILING		1,088,826	0.0
SOFTWARE & SERVICES		3,485,654	0.1
TECHNOLOGY HARDWARE & EQUIPMENT		2,164,177	0.1
TELECOMMUNICATION SERVICES		876,847	0.0
TRANSPORTATION		3,380,990	0.1
UTILITIES		3,176,174	0.1
TOTAL BANK LOAN OBLIGATIONS (Cost $39,961,857)		39,706,593	0.9
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS		22,889,153	0.5
BANKS		265,044,608	5.7
CAPITAL GOODS		34,162,988	0.7
COMMERCIAL & PROFESSIONAL SERVICES		25,117,337	0.5
CONSUMER DURABLES & APPAREL		7,743,815	0.2
CONSUMER SERVICES		14,985,923	0.3
DIVERSIFIED FINANCIALS		191,446,578	4.1
ENERGY		178,294,806	3.8
FOOD & STAPLES RETAILING		31,241,950	0.7
FOOD, BEVERAGE & TOBACCO		45,259,345	1.0
HEALTH CARE EQUIPMENT & SERVICES		43,451,361	0.9
HOUSEHOLD & PERSONAL PRODUCTS		718,404	0.0
INSURANCE		63,259,428	1.3
MATERIALS		72,958,057	1.6
MEDIA		62,243,803	1.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		69,237,886	1.5
REAL ESTATE		67,060,124	1.4
			% of net
Principal	Issuer	Value	assets
RETAILING		$34,133,562	0.7%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		8,250,272	0.2
SOFTWARE & SERVICES		37,819,928	0.8
TECHNOLOGY HARDWARE & EQUIPMENT		52,448,478	1.1
TELECOMMUNICATION SERVICES
$37,877,000	AT&T, Inc 2.850%–5.150%, 02/14/23–02/14/50	37,651,316	0.8
	Other	30,747,080	0.7
		68,398,396	1.5
TRANSPORTATION		45,879,720	1.0
UTILITIES		168,338,215	3.6
	TOTAL CORPORATE BONDS (Cost $1,640,545,471)	1,610,384,137	34.4
GOVERNMENT BONDS
AGENCY SECURITIES		18,752,363	0.3
FOREIGN GOVERNMENT BONDS		196,333,218	4.2
MORTGAGE BACKED
56,649,792	Federal Home Loan Mortgage Corp (FHLMC) 2.077%–3.500%, 08/15/43–02/15/48	57,002,980	1.2
	Federal Home Loan Mortgage Corp Gold (FGLMC)
37,011,442	3.500%, 08/01/46	37,300,404	0.8
26,862,122	3.000%, 02/01/47	26,198,983	0.6
54,077,665	3.000%–8.000%, 10/01/20–09/01/47	55,152,672	1.2
	Federal National Mortgage Association (FNMA)
20,689,399	3.000%, 12/25/45	20,399,309	0.4
40,642,108	3.500%, 01/01/47	40,746,560	0.9
23,275,200	4.500%, 10/01/47	24,413,510	0.5
34,715,978	3.000%, 02/25/48	34,191,152	0.7
120,355,390	4.000%, 04/01/48	123,621,497	2.6
175,038,421	2.172%–8.000%, 07/01/24–03/25/48	180,272,583	3.9
	Government National Mortgage Association (GNMA)
13,918,423	3.000%, 12/20/47	13,693,083	0.3
28,346,078	3.500%, 12/20/47	28,632,808	0.6
29,681,769	3.000%, 01/20/48	29,201,614	0.6
23,498,749	3.500%, 01/20/48	23,735,988	0.5
	Other	12,879,764	0.3
		707,442,907	15.1
MUNICIPAL BONDS
18,410,000	California State University 3.899%, 11/01/47	18,717,631	0.4
15,000,000	Florida State Board of Administration Finance Corp 2.163%, 07/01/19	14,962,800	0.3
25,830,000	The Ohio State University 3.798%, 12/01/46	25,899,741	0.6
15,000,000	University of California 1.910%, 05/15/21	14,716,350	0.3
	Other	191,555,264	4.1
		265,851,786	5.7
U.S. TREASURY SECURITIES
	United States Treasury Bond
43,050,000	3.500%, 02/15/39	47,219,090	1.0
16,015,000	3.875%, 08/15/40	18,518,166	0.4
85,510,000	2.750%, 11/15/47	81,565,310	1.8
25,700,000	3.000%, 02/15/48	25,790,427	0.6

30	2018 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Bond Fund ■ March 31, 2018

				% of net
Principal		Issuer	Value	assets
U.S. TREASURY SECURITIES—continued
		United States Treasury Note
$39,000,000		0.750%, 04/15/18	$38,988,369	0.8%
73,000,000		0.625%, 04/30/18	72,945,342	1.6
39,000,000		1.000%, 05/15/18	38,968,729	0.8
25,000,000		0.625%, 06/30/18	24,927,312	0.5
20,525,000		2.000%, 01/31/20	20,425,178	0.4
25,000,000		2.250%, 02/29/20	24,985,487	0.5
16,500,000		1.500%, 05/15/20	16,220,037	0.4
30,000,000		1.500%, 07/15/20	29,436,797	0.6
22,800,000		1.375%, 09/15/20	22,270,243	0.5
20,000,000		2.000%, 11/30/22	19,515,538	0.4
32,710,000		2.625%, 02/28/23	32,798,105	0.7
20,000,000		2.500%, 03/31/23	19,931,012	0.4
23,585,000		2.750%, 02/15/28	23,579,228	0.5
		Other	82,980,774	1.8
			641,065,144	13.7
		TOTAL GOVERNMENT BONDS (Cost $1,844,725,578)	1,829,445,418	39.0
STRUCTURED ASSETS
ASSET BACKED
16,119,000	g	Domino’s Pizza Master Issuer LLC Series 2017-1A (Class A2II) 3.082%, 07/25/47	15,779,373	0.3
15,500,000	g	Hertz Vehicle Financing II LP Series 2018-1A (Class A) 3.290%, 02/25/24	15,333,476	0.3
23,027,000	g,i	New Residential Mortgage Loan Trust Series 2017-1A (Class A1) 4.000%, 02/25/57	23,475,412	0.5
15,077,213	g	Wendys Funding LLC Series 2018-1A (Class A2I) 3.573%, 03/15/48	14,893,873	0.3
18,491,000	g,i	Worldwide Plaza Trust Series 2017-WWP (Class E) 3.596%, 11/10/36	16,494,989	0.4
		Other	376,155,226	8.0
			462,132,349	9.8
OTHER MORTGAGE BACKED
22,068,000	i	CD Mortgage Trust Series 2017-CD5 (Class AS) 3.684%, 08/15/50	22,202,641	0.5
13,877,686	i	Connecticut Avenue Securities Series 2016-C04 (Class 1M1) 3.322%, 01/25/29, LIBOR 1 M + 1.450%	13,988,532	0.3
15,681,777	i	Series 2016-C06 (Class 1M1) 3.172%, 04/25/29, LIBOR 1 M + 1.300%	15,818,003	0.4
32,868,520	i	Series 2017-C01 (Class 1M1) 2.165%, 07/25/29, LIBOR 1 M + 1.300%	33,133,723	0.7
29,280,612	i	Series 2017-C07 (Class 1M1) 2.522%, 05/25/30, LIBOR 1 M + 0.650%	29,280,600	0.6
15,500,000	g	GS Mortgage Securities Corp II Series 2017-SLP (Class A) 3.419%, 10/10/32	15,556,126	0.3
15,000,000	g,i	MAD Mortgage Trust Series 2017-330M (Class A) 2.976%, 08/15/34	14,857,923	0.3
18,445,000	g	One Market Plaza Trust Series 2017-1MKT (Class A) 3.614%, 02/10/32	18,596,695	0.4
				% of net
Principal		Issuer	Value	assets
OTHER MORTGAGE BACKED—continued
$15,158,548	i	Structured Agency Credit Risk Debt Note (STACR) Series 2014-HQ2 (Class M2) 4.072%, 09/25/24, LIBOR 1 M + 2.200%	$15,648,539	0.3%
29,113,684	i	Series 2017-DNA3 (Class M1) 2.622%, 03/25/30, LIBOR 1 M + 0.750%	29,197,698	0.6
41,306,334	i	2.672%–5.672%, 03/25/25–07/25/29, LIBOR 1 M + 0.800%–LIBOR 1 M + 3.800%	41,933,313	1.1
17,421,173	i	Wachovia Bank Commercial Mortgage Trust Series 2007-C34 (Class AJ) 6.133%, 05/15/46	17,638,938	0.4
		Other	344,094,197	7.2
			611,946,928	13.1
		TOTAL STRUCTURED ASSETS (Cost $1,089,961,344)	1,074,079,277	22.9
		TOTAL BONDS (Cost $4,575,232,393)	4,513,908,832	96.3

Shares		Company
COMMON STOCKS
ENERGY			353,904	0.0
		TOTAL COMMON STOCKS (Cost $133,600)	353,904	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$40,000,000		Federal Home Loan Bank (FHLB) 1.400%, 04/02/18	40,000,000	0.9
			40,000,000	0.9
TREASURY DEBT
62,871,000		United States Treasury Bill 1.405–1.662%, 04/12/18	62,842,430	1.3
		Other	15,673,052	0.3
			78,515,482	1.6
		TOTAL SHORT-TERM INVESTMENTS (Cost $118,481,884)	118,515,482	2.5
		TOTAL PORTFOLIO (Cost $4,733,809,734)	4,672,484,811	99.7
		OTHER ASSETS & LIABILITIES, NET	12,674,766	0.3
		NET ASSETS	$4,685,159,577	100.0%

Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/18, the aggregate value of these securities, including those in “Other,” was $1,065,539,195 or 22.7% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Annual Report	31

Summary portfolio of investments

Bond Index Fund  ■  March 31, 2018

				% of net
Principal		Issuer	Value	assets
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS			$13,906,372	0.1%
BANKS
$56,164,000		Bank of America Corp 2.151%–5.000%, 04/01/19–01/23/49	55,598,503	0.6
48,953,000		JPMorgan Chase & Co 1.850%–6.000%, 03/22/19–12/30/49	49,014,081	0.5
		Other	302,173,106	3.1
			406,785,690	4.2
CAPITAL GOODS			95,205,782	1.0
COMMERCIAL & PROFESSIONAL SERVICES			30,906,695	0.3
CONSUMER DURABLES & APPAREL			12,216,368	0.1
CONSUMER SERVICES			23,967,479	0.3
DIVERSIFIED FINANCIALS			334,923,879	3.4
ENERGY			280,038,162	2.9
FOOD & STAPLES RETAILING			48,828,196	0.5
FOOD, BEVERAGE & TOBACCO			137,822,719	1.4
HEALTH CARE EQUIPMENT & SERVICES			69,347,253	0.7
HOUSEHOLD & PERSONAL PRODUCTS			11,676,490	0.1
INSURANCE			104,591,276	1.1
MATERIALS			82,188,262	0.8
MEDIA			98,277,581	1.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			141,452,906	1.5
REAL ESTATE			78,737,855	0.8
RETAILING			70,762,369	0.7
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			17,779,215	0.2
SOFTWARE & SERVICES			90,662,364	0.9
TECHNOLOGY HARDWARE & EQUIPMENT			101,271,625	1.0
TELECOMMUNICATION SERVICES			120,876,702	1.2
TRANSPORTATION			66,812,782	0.7
UTILITIES			195,219,237	2.0
		TOTAL CORPORATE BONDS (Cost $2,653,302,638)	2,634,257,259	26.9
GOVERNMENT BONDS
AGENCY SECURITIES			179,080,799	1.8
FOREIGN GOVERNMENT BONDS			389,568,206	4.0
MORTGAGE BACKED
684,531,236		Federal Home Loan Mortgage Corp Gold (FGLMC) 2.500%–8.000%, 04/01/18–12/01/47	689,778,640	7.0
		Federal National Mortgage Association (FNMA)
68,115,512		4.000%, 03/01/44	70,359,073	0.7
39,802,077	h	3.500%, 01/01/45	40,101,815	0.4
39,554,581		3.000%, 01/01/47	38,579,503	0.4
39,425,244		4.000%, 01/01/48	40,519,430	0.4
1,037,139,482		1.755%–8.000%, 04/01/18–07/01/55	1,047,218,805	10.7
			% of net
Principal	Issuer	Value	assets
MORTGAGE BACKED–continued
	Government National Mortgage Association (GNMA)
$33,689,776	3.500%, 05/20/46	$34,039,811	0.4%
36,028,690	3.500%, 09/20/46	36,391,659	0.4
39,525,161	3.500%, 11/20/47	39,924,965	0.4
694,917,200	2.375%–8.500%, 01/20/24–01/20/48	705,099,598	7.2
	Other	2,161,417	0.0
		2,744,174,716	28.0
MUNICIPAL BONDS		76,451,455	0.8
U.S. TREASURY SECURITIES
	United States Treasury Bond
37,400,000	5.000%, 05/15/37	49,225,234	0.5
96,983,000	3.500%, 02/15/39	106,375,123	1.1
45,000,000	2.750%, 11/15/47	42,924,090	0.4
414,629,000	2.500%–4.500%, 02/15/36–02/15/48	431,813,220	4.4
	United States Treasury Note
40,750,000	1.500%, 05/31/19	40,431,114	0.4
40,000,000	1.625%, 06/30/19	39,725,748	0.4
50,500,000	1.625%, 08/31/19	50,077,898	0.5
38,500,000	1.750%, 09/30/19	38,222,931	0.4
57,000,000	1.500%, 11/30/19	56,294,599	0.6
78,500,000	1.375%, 02/29/20	77,157,433	0.8
50,000,000	1.500%, 05/31/20	49,122,214	0.5
38,000,000	1.500%, 06/15/20	37,325,374	0.4
40,000,000	1.375%, 10/31/20	39,003,155	0.4
50,000,000	1.625%, 11/30/20	49,027,132	0.5
43,000,000	1.875%, 12/15/20	42,442,040	0.4
48,500,000	1.375%, 01/31/21	47,144,824	0.5
50,000,000	2.375%, 03/15/21	49,969,651	0.5
50,000,000	1.250%, 03/31/21	48,334,949	0.5
55,000,000	1.375%, 04/30/21	53,303,519	0.5
65,000,000	1.375%, 05/31/21	62,900,818	0.6
39,000,000	1.125%, 07/31/21	37,348,635	0.4
40,000,000	1.125%, 08/31/21	38,249,872	0.4
50,000,000	1.250%, 10/31/21	47,909,509	0.5
57,000,000	1.750%, 11/30/21	55,536,021	0.6
51,700,000	2.000%, 12/31/21	50,773,735	0.5
60,000,000	1.875%, 02/28/22	58,584,670	0.6
51,000,000	1.875%, 03/31/22	49,766,824	0.5
92,000,000	1.875%, 04/30/22	89,702,721	0.9
63,000,000	1.875%, 07/31/22	61,292,120	0.6
55,000,000	1.625%, 08/31/22	52,902,688	0.5
65,000,000	2.000%, 10/31/22	63,456,761	0.7
108,000,000	2.000%, 11/30/22	105,383,908	1.1
60,000,000	2.625%, 02/28/23	60,161,611	0.6
70,000,000	2.500%, 03/31/23	69,758,541	0.7
40,005,000	2.250%, 11/15/24	38,938,318	0.4
40,000,000	2.250%, 12/31/24	38,914,247	0.4
37,000,000	2.125%, 05/15/25	35,610,203	0.4
44,500,000	1.625%, 02/15/26	41,027,672	0.4
56,000,000	2.250%, 08/15/27	53,654,747	0.6
65,000,000	2.750%, 02/15/28	64,984,092	0.7
951,566,100	0.875%–8.000%, 08/31/18–02/15/27	931,390,337	9.5
		3,456,168,298	35.3
	TOTAL GOVERNMENT BONDS (Cost $6,967,639,310)	6,845,443,474	69.9
STRUCTURED ASSETS
ASSET BACKED		86,536,491	0.9

32	2018 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Bond Index Fund ■ March 31, 2018

			% of net
Principal	Issuer	Value	assets
OTHER MORTGAGE BACKED		$166,261,526	1.7%
	TOTAL STRUCTURED ASSETS (Cost $257,222,550)	252,798,017	2.6
	TOTAL BONDS (Cost $9,878,164,498)	9,732,498,750	99.4
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$37,450,000	Federal Home Loan Bank (FHLB) 1.400%, 04/02/18	37,450,000	0.4
		37,450,000	0.4
TREASURY DEBT
	United States Treasury Bill
40,030,000	1.662%–1.667%, 04/12/18	40,011,809	0.4
42,105,000	1.658%–1.663%, 04/19/18	42,072,516	0.4
51,450,000	1.582%–1.587%, 04/26/18	51,395,292	0.5
		133,479,617	1.3
	TOTAL SHORT-TERM INVESTMENTS (Cost $170,921,768)	170,929,617	1.7
	TOTAL PORTFOLIO (Cost $10,049,086,266)	9,903,428,367	101.1
	OTHER ASSETS & LIABILITIES, NET	(110,284,255)	(1.1)
	NET ASSETS	$9,793,144,112	100.0%

h	All or a portion of these securities were purchased on a delayed delivery basis.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 3/31/18, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $71,572,916 or 0.7% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Annual Report	33

Summary portfolio of investments

Bond Plus Fund  ■  March 31, 2018

% of net
Principal	Issuer	Value	assets
BANK LOAN OBLIGATIONS
AUTOMOBILES & COMPONENTS	$4,741,842	0.1%
CAPITAL GOODS	6,942,074	0.2
COMMERCIAL & PROFESSIONAL SERVICES	22,564,411	0.6
CONSUMER DURABLES & APPAREL	1,717,442	0.0
CONSUMER SERVICES	15,865,409	0.4
DIVERSIFIED FINANCIALS	255,798	0.0
ENERGY	4,585,561	0.1
FOOD & STAPLES RETAILING	3,609,067	0.1
FOOD, BEVERAGE & TOBACCO	1,590,382	0.0
HEALTH CARE EQUIPMENT & SERVICES	16,545,578	0.4
INSURANCE	6,070,500	0.2
MATERIALS	5,006,601	0.2
MEDIA	10,679,822	0.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,272,838	0.0
REAL ESTATE	4,775,093	0.1
RETAILING	10,700,092	0.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	749,060	0.0
SOFTWARE & SERVICES	9,086,655	0.2
TECHNOLOGY HARDWARE & EQUIPMENT	1,957,249	0.0
TELECOMMUNICATION SERVICES	1,134,949	0.0
UTILITIES	968,476	0.0
TOTAL BANK LOAN OBLIGATIONS (Cost $132,597,111)	131,818,899	3.2
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS	26,929,867	0.6
BANKS	209,705,505	5.0
CAPITAL GOODS	22,831,309	0.6
COMMERCIAL & PROFESSIONAL SERVICES	30,579,722	0.7
CONSUMER DURABLES & APPAREL	13,300,955	0.3
CONSUMER SERVICES	40,997,373	1.0
DIVERSIFIED FINANCIALS
$15,000,000	General Motors Financial Co, Inc 2.400%, 04/10/18	14,998,904	0.4
15,850,000	Wells Fargo & Co 2.625%, 07/22/22	15,327,912	0.4
Other	152,290,368	3.6
182,617,184	4.4
ENERGY	157,966,032	3.8
FOOD & STAPLES RETAILING	26,210,790	0.6
FOOD, BEVERAGE & TOBACCO	39,525,349	1.0
HEALTH CARE EQUIPMENT & SERVICES	48,130,032	1.2
					% of net
Principal			Issuer	Value	assets
HOUSEHOLD & PERSONAL PRODUCTS				$963,103	0.0%
INSURANCE				43,042,031	1.0
MATERIALS				60,001,933	1.5
MEDIA				59,285,589	1.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				46,097,053	1.1
REAL ESTATE				38,815,274	0.9
RETAILING				26,847,316	0.6
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				6,667,405	0.2
SOFTWARE & SERVICES				27,400,668	0.6
TECHNOLOGY HARDWARE & EQUIPMENT				38,571,742	0.9
TELECOMMUNICATION SERVICES				53,004,502	1.3
TRANSPORTATION				36,628,188	0.9
UTILITIES				87,143,975	2.1
			TOTAL CORPORATE BONDS (Cost $1,342,817,817)	1,323,262,897	31.7
GOVERNMENT BONDS
FOREIGN GOVERNMENT BONDS
JPY	2,300,000,000		Japan Government Two Year Bond 0.100%, 04/15/19	21,669,111	0.5
			Other	145,433,137	3.5
				167,102,248	4.0
MORTGAGE BACKED
			Federal Home Loan Mortgage Corp (FHLMC)
	$15,897,555		3.500%, 11/15/44	16,040,339	0.4
	15,282,352	i	2.127%, 12/15/47, LIBOR 1 M + 0.350%	15,300,047	0.4
			Federal Home Loan Mortgage Corp Gold (FGLMC)
	35,815,409		3.500%, 08/01/46	36,095,033	0.9
	18,828,167		3.000%, 01/01/47	18,355,271	0.4
	41,377,025		3.000%, 02/01/47	40,355,560	1.0
			Federal National Mortgage Association (FNMA)
	23,954,474		3.000%, 11/01/32	23,933,200	0.6
	14,911,362		3.500%, 04/25/45	14,942,354	0.3
	14,052,844		3.000%, 12/25/45	13,855,807	0.3
	77,369,729		3.500%, 01/01/47	77,568,574	1.8
	86,583,745		4.500%, 10/01/47	90,818,255	2.2
	26,193,143		3.000%, 02/25/48	25,797,163	0.6
	115,589,117	h	4.000%, 04/01/48	118,725,881	2.8
	150,038,874		2.172%–9.000%, 03/01/23–05/25/48	155,043,531	3.7
			Government National Mortgage Association (GNMA)
	20,127,452		3.000%, 12/20/47	19,801,587	0.5
	36,201,254		3.500%, 12/20/47	36,567,441	0.9
	50,122,771		3.000%, 01/20/48	49,311,947	1.2
	30,400,896		3.500%, 01/20/48	30,707,818	0.7
	14,750,000		4.000%, 03/20/48	15,186,358	0.4
			Other	78,382,159	1.9
				876,788,325	21.0
MUNICIPAL BONDS
	18,860,000		State of California 2.250%, 10/01/23	18,267,230	0.4
			Other	212,916,086	5.1
				231,183,316	5.5

34	2018 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Bond Plus Fund ■ March 31, 2018

Principal	Issuer	Value	% of net assets
U.S. TREASURY SECURITIES
	United States Treasury Bond
$20,000,000	4.500%, 05/15/38	$24,991,388	0.6%
15,000,000	4.250%, 05/15/39	18,222,263	0.4
30,000,000	4.375%, 11/15/39	37,084,651	0.9
20,000,000	4.375%, 05/15/40	24,750,324	0.6
15,000,000	2.500%, 05/15/46	13,610,496	0.3
24,400,000	2.750%, 08/15/47	23,268,822	0.6
24,720,000	2.750%, 11/15/47	23,579,634	0.6
	United States Treasury Note
28,065,000	2.375%, 03/15/21	28,047,965	0.7
32,000,000	1.125%, 07/31/21	30,645,034	0.7
20,000,000	2.125%, 08/15/21	19,778,807	0.5
20,000,000	2.000%, 08/31/21	19,695,180	0.5
35,000,000	2.125%, 09/30/21	34,592,162	0.8
45,000,000	2.000%, 12/31/21	44,193,773	1.1
42,500,000	1.875%, 01/31/22	41,527,543	1.0
15,000,000	1.875%, 02/28/22	14,646,167	0.3
20,000,000	1.750%, 01/31/23	19,260,488	0.5
20,000,000	1.500%, 02/28/23	19,012,676	0.4
35,100,000	1.375%, 08/31/23	32,926,573	0.8
34,400,000	2.250%, 12/31/23	33,696,619	0.8
22,500,000	2.250%, 01/31/24	22,025,648	0.5
21,000,000	2.750%, 02/15/24	21,124,670	0.5
15,000,000	2.125%, 02/29/24	14,572,908	0.3
20,000,000	2.125%, 03/31/24	19,415,505	0.5
20,000,000	2.000%, 04/30/24	19,259,934	0.5
35,000,000	2.500%, 05/15/24	34,690,219	0.8
69,055,000	1.250%–2.750%, 09/30/19–02/15/28	67,213,328	1.6
	Other	28,118,719	0.7
		729,951,496	17.5
	TOTAL GOVERNMENT BONDS (Cost $2,032,442,178)	2,005,025,385	48.0
STRUCTURED ASSETS
ASSET BACKED		307,335,126	7.4
OTHER MORTGAGE BACKED
14,346,000	GS Mortgage Securities Corp II Series 2018-GS9 (Class AAB) 3.978%, 03/10/51	14,834,194	0.3
	Other	246,732,928	5.9
		261,567,122	6.2
	TOTAL STRUCTURED ASSETS (Cost $575,326,888)	568,902,248	13.6
	TOTAL BONDS (Cost $3,950,586,883)	3,897,190,530	93.3
Shares	Company	Value	% of net assets
COMMON STOCKS
ENERGY		$3,266,168	0.1%
	TOTAL COMMON STOCKS (Cost $1,863,397)	3,266,168	0.1
RIGHTS / WARRANTS
ENERGY		311,448	0.0
	TOTAL RIGHTS / WARRANTS (Cost $270,182)	311,448	0.0

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$46,650,000	Federal Home Loan Bank (FHLB) 1.400%, 04/02/18	46,650,000	1.1
		46,650,000	1.1
TREASURY DEBT
	United States Treasury Bill
31,500,000	1.612%, 04/05/18	31,495,732	0.8
50,000,000	1.644%, 05/24/18	49,880,777	1.2
	Other	8,150,012	0.2
		89,526,521	2.2
	TOTAL SHORT-TERM INVESTMENTS (Cost $135,993,573)	136,176,521	3.3
	TOTAL PORTFOLIO (Cost $4,221,311,146)	4,168,763,566	99.9
	OTHER ASSETS & LIABILITIES, NET	3,721,212	0.1
	NET ASSETS	$4,172,484,778	100.0%

Abbreviation(s):
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
M	Month

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

At 3/31/18, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $792,566,596 or 19.0% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Bilateral cross currency swap contracts outstanding as of March 31, 2018 were as follows (see Note 3):

								Upfront	Unrealized
Reference	Terms of payments	Terms of payments		Maturity	Notional			premiums	appreciation
entity	to be paid	to be received	Counterparty	date	amount		Value	received	(depreciation)
USD		Fixed semi-annual 1.94%	JP Morgan Chase Bank, N.A.	4/15/19	USD	20,664,870	$(971,863)	$(116,122)	$(855,741)
JPY	Fixed semi-annual 0.10%				JPY	2,300,000,000

Abbreviation(s):
JPY	Japanese Yen
USD	United States Dollar

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Annual Report	35

Summary portfolio of investments

High-Yield Fund  ■  March 31, 2018

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
AUTOMOBILES & COMPONENTS			$8,652,939	0.2%
CAPITAL GOODS			10,646,507	0.3
COMMERCIAL & PROFESSIONAL SERVICES			31,549,380	0.8
CONSUMER DURABLES & APPAREL			8,804,929	0.2
CONSUMER SERVICES			48,129,372	1.2
ENERGY			17,149,495	0.4
FOOD, BEVERAGE & TOBACCO			5,702,997	0.2
HEALTH CARE EQUIPMENT & SERVICES			9,314,960	0.2
INSURANCE			18,238,669	0.5
MATERIALS			21,854,400	0.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			11,384,544	0.3
REAL ESTATE			21,508,259	0.5
RETAILING			44,877,032	1.1
SOFTWARE & SERVICES			5,650,200	0.1
UTILITIES			26,839,240	0.7
		TOTAL BANK LOAN OBLIGATIONS (Cost $291,115,472)	290,302,923	7.2
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS			41,873,885	1.0
BANKS			46,180,690	1.1
CAPITAL GOODS			103,577,507	2.6
COMMERCIAL & PROFESSIONAL SERVICES
$21,600,000	g	Staples, Inc 8.500%, 09/15/25	19,980,000	0.5
16,425,000		United Rentals North America, Inc 5.500%, 07/15/25	16,815,094	0.4
		Other	124,496,736	3.1
			161,291,830	4.0
CONSUMER DURABLES & APPAREL
		Lennar Corp
51,050,000		4.125%–8.375%, 01/15/21–11/15/24	51,544,820	1.3
		Other	40,244,503	1.0
			91,789,323	2.3
CONSUMER SERVICES
41,210,000	g	Prime Security Services Borrower LLC 9.250%, 05/15/23	44,661,338	1.1
16,000,000		Scientific Games International, Inc 10.000%, 12/01/22	17,230,000	0.4
22,500,000	g	Six Flags Entertainment Corp 4.875%, 07/31/24	21,909,375	0.5
		Other	175,344,813	4.4
			259,145,526	6.4
Principal		Issuer	Value	% of net assets
DIVERSIFIED FINANCIALS
$21,200,000		Icahn Enterprises LP 6.250%, 02/01/22	$21,571,000	0.5%
38,930,000		Navient Corp 4.875%–7.250%, 06/17/19–03/25/24	39,765,500	1.0
27,850,000	g	Quicken Loans, Inc 5.250%, 01/15/28	26,039,750	0.6
		Other	99,454,152	2.5
			186,830,402	4.6
ENERGY
21,535,000		Exterran Partners LP 6.000%, 04/01/21	21,561,919	0.5
		Genesis Energy LP
17,900,000		6.500%, 10/01/25	17,542,000	0.4
22,500,000		6.250%, 05/15/26	21,431,250	0.5
26,175,000	g	Hess Infrastructure Partners LP 5.625%, 02/15/26	25,716,937	0.6
19,800,000		Murphy Oil Corp 5.750%, 08/15/25	19,503,000	0.5
19,000,000	g	Nabors Industries, Inc 5.750%, 02/01/25	17,931,250	0.5
16,650,000		Oasis Petroleum, Inc 6.875%, 03/15/22	16,887,096	0.4
22,825,000		Range Resources Corp 5.750%, 06/01/21	23,281,500	0.6
19,000,000		Southwestern Energy Co 7.500%, 04/01/26	19,190,000	0.5
30,000,000	g	USA Compression Partners LP 6.875%, 04/01/26	30,450,000	0.8
		Other	376,504,397	9.4
			589,999,349	14.7
FOOD & STAPLES RETAILING
30,685,000	†,g	Fresh Market, Inc 9.750%, 05/01/23	17,797,300	0.4
17,960,000		Ingles Markets, Inc 5.750%, 06/15/23	17,954,612	0.5
		Other	19,770,525	0.5
			55,522,437	1.4
FOOD, BEVERAGE & TOBACCO			14,534,575	0.4
HEALTH CARE EQUIPMENT & SERVICES
		HCA, Inc
20,000,000		5.000%, 03/15/24	20,200,000	0.5
24,650,000		5.875%, 02/15/26	25,081,375	0.6
51,700,000		4.500%–7.500%, 02/15/20–06/15/47	53,330,313	1.3
27,200,000	g	Tenet Healthcare Corp 4.625%, 07/15/24	26,146,000	0.7
		Other	142,860,047	3.6
			267,617,735	6.7
HOUSEHOLD & PERSONAL PRODUCTS			10,209,812	0.3
INSURANCE			888,750	0.0

36	2018 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	continued

High-Yield Fund ■ March 31, 2018

Principal		Issuer	Value	% of net assets
MATERIALS
$20,000,000		Blue Cube Spinco, Inc 9.750%, 10/15/23	$22,931,000	0.6%
40,000,000	g	Nova Chemicals Corp 4.875%, 06/01/24	38,300,000	0.9
		Other	296,205,071	7.4
			357,436,071	8.9
MEDIA
		CCO Holdings LLC
20,900,000		5.750%, 01/15/24	21,213,500	0.5
20,000,000	g	5.875%, 04/01/24	20,350,000	0.5
17,000,000	g	Numericable Group S.A. 6.000%, 05/15/22	16,617,500	0.4
19,150,000	g	Numericable-SFR S.A. 7.375%, 05/01/26	18,240,375	0.5
		Other	307,820,349	7.7
			384,241,724	9.6
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			57,264,545	1.4
REAL ESTATE			9,216,028	0.2
RETAILING
19,570,000		Men’s Wearhouse, Inc 7.000%, 07/01/22	20,108,175	0.5
		Other	107,476,125	2.7
			127,584,300	3.2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			11,346,191	0.3
SOFTWARE & SERVICES
16,400,000	g	Open Text Corp 5.875%, 06/01/26	16,866,580	0.4
		Other	77,849,419	2.0
			94,715,999	2.4
TECHNOLOGY HARDWARE & EQUIPMENT
23,700,000	g	CommScope, Inc 6.000%, 06/15/25	24,659,850	0.6
		Other	37,413,544	0.9
			62,073,394	1.5
TELECOMMUNICATION SERVICES
26,400,000	g	Altice Luxembourg S.A. 7.750%, 05/15/22	24,486,000	0.6
		CenturyLink, Inc
17,300,000		5.800%, 03/15/22	16,889,125	0.4
16,400,000		7.500%, 04/01/24	16,523,000	0.4
35,375,000	g	Frontier Communications Corp 8.500%, 04/01/26	34,313,750	0.9
		Sprint Corp
23,725,000		7.250%, 09/15/21	24,525,719	0.6
19,950,000		7.625%, 02/15/25	19,625,812	0.5
19,000,000		7.625%, 03/01/26	18,548,750	0.5
22,000,000		T-Mobile USA, Inc 5.125%, 04/15/25	22,110,000	0.5
		Other	97,196,829	2.4
			274,218,985	6.8
Principal		Issuer	Value	% of net assets
TRANSPORTATION
$16,825,000	g	Bombardier, Inc 6.125%, 01/15/23	$16,782,769	0.4%
21,250,000	g	KLX, Inc 5.875%, 12/01/22	21,893,875	0.5
		Other	99,109,873	2.5
			137,786,517	3.4
UTILITIES
27,125,000	g	Calpine Corp 5.250%, 06/01/26	26,175,625	0.7
21,350,000	g	NRG Energy, Inc 5.750%, 01/15/28	20,869,625	0.5
		Other	77,285,678	1.9
			124,330,928	3.1
		TOTAL CORPORATE BONDS (Cost $3,514,469,453)	3,469,676,503	86.3
		TOTAL BONDS (Cost $3,514,469,453)	3,469,676,503	86.3

Shares		Company
COMMON STOCKS
ENERGY			42,836,706	1.1
		TOTAL COMMON STOCKS (Cost $25,877,991)	42,836,706	1.1
RIGHTS / WARRANTS
ENERGY			2,084,712	0.0
		TOTAL RIGHTS / WARRANTS (Cost $1,808,487)	2,084,712	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$30,000,000		Federal Home Loan Bank (FHLB) 1.624%, 05/04/18	29,954,670	0.7
19,800,000		Federal National Mortgage Association (FNMA) 1.543%, 04/16/18	19,787,209	0.5
			49,741,879	1.2
TREASURY DEBT
		United States Treasury Bill
30,000,000		1.435%, 04/05/18	29,995,935	0.7
36,900,000		1.444%–1.503%, 04/12/18	36,883,232	0.9
47,260,000		1.575%, 04/19/18	47,223,539	1.2
27,990,000		1.523%–1.551%, 04/26/18	27,960,238	0.7
31,950,000		1.594%, 06/21/18	31,829,921	0.8
			173,892,865	4.3
		TOTAL SHORT-TERM INVESTMENTS (Cost $223,640,986)	223,634,744	5.5
		TOTAL PORTFOLIO (Cost $4,056,912,389)	4,028,535,588	100.1
		OTHER ASSETS & LIABILITIES, NET	(5,925,145)	(0.1)
		NET ASSETS	$4,022,610,443	100.0%

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Annual Report	37

Summary portfolio of investments	concluded

High-Yield Fund ■ March 31, 2018

†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/18, the aggregate value of these securities, including those in “Other,” was $1,695,145,259 or 42.1% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

38	2018 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Portfolio of investments

Inflation-Linked Bond Fund  ■  March 31, 2018

Principal		Issuer	Value	% of net assets
BONDS
GOVERNMENT BONDS
AGENCY SECURITIES
$2,482,649		HNA LLC 2.369%, 09/18/27	$2,424,153	0.1%
9,340,000		Montefiore Medical Center 2.895%, 04/20/32	8,941,892	0.3
		Private Export Funding Corp (PEFCO)
3,500,000		2.300%, 09/15/20	3,483,249	0.1
3,000,000		3.250%, 06/15/25	3,073,365	0.1
5,263,158		Reliance Industries Ltd 2.444%, 01/15/26	5,196,550	0.2
		Ukraine Government AID Bonds
3,000,000		1.847%, 05/29/20	2,967,906	0.1
15,000,000		1.471%, 09/29/21	14,465,145	0.5
			40,552,260	1.4
MORTGAGE BACKED
6,305,912		Government National Mortgage Association (GNMA) 3.700%, 10/15/33	6,418,842	0.2
			6,418,842	0.2
U.S. TREASURY SECURITIES
		United States Treasury Inflation Indexed Bonds
29,892,389	k	2.125%, 01/15/19	30,414,351	1.1
172,393,690	k	0.125%, 04/15/19	172,243,763	6.0
54,448,190	k	1.875%, 07/15/19	55,902,183	1.9
61,024,951	k	1.375%, 01/15/20	62,324,460	2.2
161,913,780	k	0.125%, 04/15/20	161,245,157	5.6
90,446,301	k	1.250%, 07/15/20	92,831,447	3.2
102,052,765	k	1.125%, 01/15/21	104,353,906	3.6
129,136,540	k	0.125%, 04/15/21	127,992,829	4.4
117,578,150	k	0.625%, 07/15/21	118,961,456	4.1
121,551,479	k	0.125%, 01/15/22	120,207,443	4.2
175,782,675	k	0.125%, 04/15/22	173,229,119	6.0
129,320,400	k	0.125%, 07/15/22	127,965,580	4.4
107,366,000	k	0.125%, 01/15/23	105,520,525	3.6
112,348,005	k	0.375%, 07/15/23	111,917,262	3.9
96,386,483	k	0.625%, 01/15/24	96,833,361	3.3
91,324,625	k	0.125%, 07/15/24	89,156,815	3.1
109,862,550	k	0.250%, 01/15/25	107,356,820	3.7
80,664,558	k	2.375%, 01/15/25	90,261,501	3.1
104,504,000	k	0.375%, 07/15/25	103,095,863	3.6
90,739,260	k	0.625%, 01/15/26	90,644,705	3.1
58,130,753	d,k	2.000%, 01/15/26	64,135,690	2.2
69,270,630	k	0.125%, 07/15/26	66,508,957	2.3
89,768,875	k	0.375%, 01/15/27	87,398,218	3.0
40,563,201	k	2.375%, 01/15/27	46,430,090	1.6
31,912,650	k	0.375%, 07/15/27	31,100,203	1.1
71,835,335	k	0.500%, 01/15/28	70,476,101	2.4
75,148,082	k	1.750%, 01/15/28	82,532,289	2.9
43,000,503	k	3.625%, 04/15/28	55,070,946	1.9
48,699,073	k	2.500%, 01/15/29	57,621,705	2.0
72,341,910	k	3.875%, 04/15/29	96,178,427	3.3
Principal	Issuer	Value	% of net assets
U.S. TREASURY SECURITIES—continued
	United States Treasury Note
$15,000,000	2.375%, 03/15/21	$14,990,895	0.5%
10,000,000	1.875%, 03/31/22	9,758,201	0.3
		2,824,660,268	97.6
	TOTAL GOVERNMENT BONDS (Cost $2,872,974,160)	2,871,631,370	99.2
	TOTAL BONDS (Cost $2,872,974,160)	2,871,631,370	99.2
SHORT-TERM INVESTMENTS
TREASURY DEBT
	United States Treasury Bill
9,350,000	1.667%, 04/12/18	9,345,751	0.3
14,545,000	1.575%, 04/19/18	14,533,779	0.5
		23,879,530	0.8
	TOTAL SHORT-TERM INVESTMENTS (Cost $23,878,806)	23,879,530	0.8
	TOTAL PORTFOLIO (Cost $2,896,852,966)	2,895,510,900	100.0
	OTHER ASSETS & LIABILITIES, NET	(792,355)	(0.0)
	NET ASSETS	$2,894,718,545	100.0%

d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Futures contracts outstanding as of March 31, 2018 were as follows (see Note 3):

	Number of long (short	)	Expiration	Notional		Unrealized appreciation
Description	contracts		date	amount	Value	(depreciation	)
US 10 Year Note (CBT)	(250)		6/20/18	$(30,059,932)	$(30,285,156)	$(225,224)

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Annual Report	39

Summary portfolio of investments

Short-Term Bond Fund  ■  March 31, 2018

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
COMMERCIAL & PROFESSIONAL SERVICES			$1,993,277	0.1%
CONSUMER DURABLES & APPAREL			173,021	0.0
CONSUMER SERVICES			7,100,526	0.4
HEALTH CARE EQUIPMENT & SERVICES			2,008,824	0.1
MATERIALS			1,664,974	0.1
MEDIA			12,179,663	0.7
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			2,109,939	0.1
RETAILING			4,718,279	0.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,486,276	0.1
TECHNOLOGY HARDWARE & EQUIPMENT			6,287,543	0.4
TRANSPORTATION			1,962,359	0.1
UTILITIES			986,194	0.1
		TOTAL BANK LOAN OBLIGATIONS (Cost $42,738,838)	42,670,875	2.5
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS			3,392,104	0.2
BANKS
$11,850,000	g	Bank Nederlandse Gemeenten NV 2.500%, 02/28/20	11,836,929	0.7
10,000,000	i	Bank of America Corp 2.328%, 10/01/21, LIBOR 3 M + 0.630%	9,777,423	0.6
9,000,000	g	Bank of Montreal 2.500%, 01/11/22	8,856,591	0.5
15,000,000		CitiBank NA 1.850%, 09/18/19	14,796,031	0.9
		Other	120,238,555	7.0
			165,505,529	9.7
CAPITAL GOODS			11,385,401	0.7
COMMERCIAL & PROFESSIONAL SERVICES			3,107,724	0.2
CONSUMER DURABLES & APPAREL			3,256,000	0.2
CONSUMER SERVICES			939,340	0.1
DIVERSIFIED FINANCIALS
10,000,000		General Motors Financial Co, Inc 2.450%, 11/06/20	9,776,249	0.6
9,000,000		Goldman Sachs Group, Inc 2.300%, 12/13/19	8,902,881	0.5
		Other	59,050,388	3.5
			77,729,518	4.6
ENERGY			33,413,704	2.0
FOOD & STAPLES RETAILING			13,943,957	0.8
FOOD, BEVERAGE & TOBACCO			8,238,556	0.5
Principal		Issuer	Value	% of net assets
HEALTH CARE EQUIPMENT & SERVICES			$17,830,941	1.0%
INSURANCE			5,443,141	0.3
MATERIALS			20,628,209	1.2
MEDIA			1,636,525	0.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			23,435,231	1.4
REAL ESTATE			3,696,101	0.2
RETAILING			3,122,456	0.2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			5,994,971	0.3
SOFTWARE & SERVICES			4,916,169	0.3
TECHNOLOGY HARDWARE & EQUIPMENT			12,514,814	0.7
TELECOMMUNICATION SERVICES			10,941,468	0.6
TRANSPORTATION			8,830,242	0.5
UTILITIES			23,465,478	1.4
		TOTAL CORPORATE BONDS (Cost $468,740,011)	463,367,579	27.2
GOVERNMENT BONDS
AGENCY SECURITIES
$24,000,000		Iraq Government AID Bond 2.149%, 01/18/22	23,556,384	1.4
10,460,000		Montefiore Medical Center 2.152%, 10/20/26	9,902,188	0.6
10,526,316		Reliance Industries Ltd 2.444%, 01/15/26	10,393,101	0.6
15,000,000		Ukraine Government AID Bonds 1.471%, 09/29/21	14,465,145	0.9
		Other	24,469,229	1.4
			82,786,047	4.9
FOREIGN GOVERNMENT BONDS
15,000,000		Export Development Canada 2.000%, 11/30/20	14,783,419	0.9
11,400,000	g	Instituto de Credito Oficial 1.625%, 09/14/18	11,344,493	0.7
17,200,000	g	Kommunalbanken AS. 2.500%, 04/17/20	17,188,282	1.0
11,625,000	g	Saudi Government International Bond 2.875%, 03/04/23	11,190,481	0.7
		Other	95,097,181	5.6
			149,603,856	8.9
MORTGAGE BACKED			1,566,563	0.1
MUNICIPAL BONDS			4,987,600	0.3

40	2018 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	continued

Short-Term Bond Fund ■ March 31, 2018

Principal		Issuer	Value	% of net assets
U.S. TREASURY SECURITIES
		United States Treasury Inflation Indexed Bonds
$25,927,370	k	0.125%, 04/15/20	$25,820,303	1.5%
9,933,580	k	0.125%, 04/15/21	9,845,602	0.6
		United States Treasury Note
30,755,000		1.125%, 01/31/19	30,509,921	1.8
81,090,000	d	1.125%, 02/28/19	80,374,128	4.6
51,475,000		1.250%, 03/31/19	51,024,567	3.0
14,000,000		1.250%, 08/31/19	13,810,249	0.8
56,193,000	d	0.875%, 09/15/19	55,095,279	3.2
15,120,000		1.375%, 09/30/19	14,924,959	0.9
67,000,000		2.250%, 02/29/20	66,961,105	3.9
20,000,000	h	2.250%, 03/31/20	19,987,326	1.2
29,675,000		2.375%, 03/15/21	29,656,988	1.8
		Other	22,832,017	1.3
			420,842,444	24.6
		TOTAL GOVERNMENT BONDS (Cost $666,748,826)	659,786,510	38.8
STRUCTURED ASSETS
ASSET BACKED
14,925,000	g	Domino’s Pizza Master Issuer LLC Series 2017-1A (Class A2II) 3.082%, 07/25/47	14,610,530	0.9
12,500,000	g	TES LLC Series 2017-1A (Class A) 4.330%, 10/20/47	12,471,770	0.7
		Other	50,911,306	3.0
			77,993,606	4.6
OTHER MORTGAGE BACKED
11,335,000	g,i	Bear Stearns Commercial Mortgage Securities Trust Series 2003-PWR2 (Class H) 5.300%, 05/11/39	11,463,025	0.7
9,347,147	g,i	Chase Mortgage Trust Series 2016-2 (Class M2) 3.750%, 12/25/45	9,326,862	0.5
10,177,163	i	Connecticut Avenue Securities Series 2017-C01 (Class 1M1) 2.165%, 07/25/29, LIBOR 1 M + 1.300%	10,259,278	0.6
11,524,691	i	Series 2017-C03 (Class 1M1) 2.822%, 10/25/29, LIBOR 1 M + 0.950%	11,589,594	0.7
24,683,051	i	Series 2018-C01 (Class 1M1) 2.472%, 07/25/30, LIBOR 1 M + 0.600%	24,674,086	1.5
28,795,121	i	2.822%–4.522%, 05/25/24–02/25/30, LIBOR 1 M + 0.950%–LIBOR 1 M + 2.650%	29,064,088	1.7
12,000,000	g,i	Credit Suisse Commercial Mortgage Trust Series 2007-C2 (Class C) 5.897%, 01/15/49	15,189,205	0.9
14,052,454	g,i	Flagstar Mortgage Trust Series 2017-1 (Class 1A3) 3.500%, 03/25/47	13,905,339	0.8
10,974,375	g,i	JP Morgan Mortgage Trust Series 2017-1 (Class A3) 3.500%, 01/25/47	10,965,804	0.6
11,255,298	g,i	Series 2017-3 (Class 1A5) 3.500%, 08/25/47	11,253,542	0.7
13,515,419	g,i	Series 2017-4 (Class A6) 3.000%, 11/25/48	13,367,898	0.8
Principal		Issuer	Value	% of net assets
OTHER MORTGAGE BACKED—continued
$17,238,640	g,i	Sequoia Mortgage Trust 3.500%, 02/25/48	$17,276,892	1.0%
11,719,002	g,i	Series 2017-2 (Class A5) 3.000%, 03/25/47	11,522,053	0.7
13,329,164	g,i	Series 2017-3 (Class A4) 3.500%, 04/25/47	13,334,788	0.8
8,853,242	g,i	Series 2017-5 (Class A5) 3.000%, 08/25/47	8,745,516	0.5
13,040,918	g,i	Series 2017-6 (Class A4) 3.500%, 09/25/47	13,101,771	0.8
15,152,604	g,i	Series 2017-CH2 (Class A10) 4.000%, 12/25/47	15,355,678	0.9
13,700,000	g,i	Station Place Agency Securitization Trust Series 2017-LD1 (Class B) 2.872%, 11/25/50, LIBOR 1 M + 1.000%	13,681,657	0.8
10,745,017	i	Structured Agency Credit Risk Debt Note (STACR) Series 2017-DNA1 (Class M1) 3.072%, 07/25/29, LIBOR 1 M + 1.200%	10,838,161	0.6
19,021,499	i	Series 2017-DNA2 (Class M1) 3.072%, 10/25/29, LIBOR 1 M + 1.200%	19,231,021	1.1
18,414,115	i	Series 2017-DNA3 (Class M1) 2.622%, 03/25/30, LIBOR 1 M + 0.750%	18,467,252	1.1
		Other	117,620,568	6.9
			420,234,078	24.7
		TOTAL STRUCTURED ASSETS (Cost $501,724,732)	498,227,684	29.3
		TOTAL BONDS (Cost $1,637,213,569)	1,621,381,773	95.3
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
9,650,000		Federal Home Loan Bank (FHLB) 1.400%, 04/02/18	9,650,000	0.6
			9,650,000	0.6
TREASURY DEBT
		United States Treasury Bill
29,925,000		1.6315%–1.667%, 04/12/18	29,911,401	1.8
16,165,000		1.663%, 04/19/18	16,152,529	0.9
			46,063,930	2.7
		TOTAL SHORT-TERM INVESTMENTS (Cost $55,711,152)	55,713,930	3.3
		TOTAL PORTFOLIO (Cost $1,735,663,559)	1,719,766,578	101.1
		OTHER ASSETS & LIABILITIES, NET	(18,663,082)	(1.1)
		NET ASSETS	$1,701,103,496	100.0%

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Annual Report	41

Summary portfolio of investments	concluded

Short-Term Bond Fund ■ March 31, 2018

Abbreviation(s):

LIBOR	London Interbank Offered Rate
M	Month

d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/18, the aggregate value of these securities, including those in “Other,” was $553,521,756 or 32.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of March 31, 2018 were as follows (see Note 3):

	Number of long (short )				Unrealized appreciation
Description	contracts	Expiration date	Notional amount	Value	(depreciation )
US 10YR NOTE (CBT)	(241)	6/20/18	$(28,977,775)	$(29,194,890)	$(217,115)
US 5YR NOTE (CBT)	(510)	6/29/18	(58,051,063)	(58,375,078)	(324,015)
Total	(751)		$(87,028,838)	$(87,569,968)	$(541,130)

42	2018 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments

Short-Term Bond Index Fund  ■  March 31, 2018

Principal	Issuer	Value	% of net assets
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS	$196,858	0.1%
BANKS	24,033,780	6.7
CAPITAL GOODS	3,443,914	1.0
COMMERCIAL & PROFESSIONAL SERVICES	620,845	0.2
CONSUMER DURABLES & APPAREL	297,984	0.1
CONSUMER SERVICES	347,329	0.1
DIVERSIFIED FINANCIALS
$1,200,000	Goldman Sachs Group, Inc 2.300%, 12/13/19	1,187,051	0.3
900,000	Wells Fargo & Co 2.600%, 07/22/20	891,290	0.3
Other	14,767,190	4.1
16,845,531	4.7
ENERGY	5,596,310	1.6
FOOD & STAPLES RETAILING	1,731,559	0.5
FOOD, BEVERAGE & TOBACCO
800,000	Anheuser-Busch InBev Finance, Inc 2.650%, 02/01/21	793,600	0.2
Other	3,750,540	1.1
4,544,140	1.3
HEALTH CARE EQUIPMENT & SERVICES	1,583,202	0.4
HOUSEHOLD & PERSONAL PRODUCTS	296,695	0.1
INSURANCE	1,955,829	0.5
MATERIALS	1,491,384	0.4
MEDIA	2,191,251	0.6
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,786,850	1.3
REAL ESTATE	1,514,062	0.4
RETAILING	1,233,429	0.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	592,942	0.2
SOFTWARE & SERVICES	2,851,095	0.8
TECHNOLOGY HARDWARE & EQUIPMENT	3,628,054	1.0
TELECOMMUNICATION SERVICES	2,188,720	0.6
TRANSPORTATION	1,679,448	0.5
UTILITIES	3,617,232	1.0
TOTAL CORPORATE BONDS (Cost $88,510,678)	87,268,443	24.4
Principal		Issuer	Value	% of net assets
GOVERNMENT BONDS
AGENCY SECURITIES
$750,000		Federal Farm Credit Bank (FFCB) 0.750%, 04/18/18	$749,651	0.2%
1,000,000		2.375%, 03/27/20	999,771	0.3
2,500,000		Federal Home Loan Bank (FHLB) 0.875%, 06/29/18	2,494,302	0.7
2,400,000		1.875%, 03/13/20	2,377,298	0.6
2,300,000		Federal Home Loan Mortgage Corp (FHLMC) 1.250%, 08/01/19	2,270,114	0.6
2,500,000		1.875%, 11/17/20	2,462,813	0.7
		Federal National Mortgage Association (FNMA)
1,050,000		0.875%, 08/02/19	1,031,029	0.3
3,500,000		1.750%, 11/26/19	3,470,618	1.0
1,000,000		1.500%, 11/30/20	976,591	0.3
		Other	2,208,697	0.6
			19,040,884	5.3
FOREIGN GOVERNMENT BONDS
2,000,000		European Investment Bank 2.875%, 09/15/20	2,014,616	0.6
1,636,000		Inter-American Development Bank 1.375%, 07/15/20	1,598,609	0.4
1,200,000		International Bank for Reconstruction & Development 1.875%, 04/21/20	1,186,753	0.3
1,000,000		1.625%, 03/09/21	973,404	0.3
		KFW
1,000,000		1.000%, 07/15/19	983,090	0.3
1,400,000		4.000%, 01/27/20	1,438,389	0.4
1,500,000		1.875%, 06/30/20	1,478,965	0.4
1,000,000	h	2.625%, 04/12/21	999,390	0.3
1,200,000		Province of Ontario Canada 4.400%, 04/14/20	1,242,863	0.3
		Other	14,685,560	4.1
			26,601,639	7.4
MUNICIPAL BONDS			349,278	0.1
U.S. TREASURY SECURITIES
23,000,000		United States Treasury Note 1.250%, 06/30/19	22,733,596	6.4
4,000,000		1.375%, 07/31/19	3,956,291	1.1
4,900,000		0.750%, 08/15/19	4,803,369	1.3
9,000,000		1.250%, 08/31/19	8,878,017	2.5
3,300,000		0.875%, 09/15/19	3,235,535	0.9
4,500,000		1.375%, 09/30/19	4,441,952	1.2
2,000,000		1.000%, 10/15/19	1,962,863	0.6
11,750,000		1.500%, 10/31/19	11,611,353	3.3
5,500,000		1.000%, 11/15/19	5,390,505	1.5
16,500,000		1.750%, 11/30/19	16,362,833	4.6
3,000,000		1.375%, 12/15/19	2,955,004	0.8
12,000,000		1.875%, 12/31/19	11,918,837	3.3
6,700,000		1.375%, 01/15/20	6,594,710	1.8
4,500,000		2.000%, 01/31/20	4,478,114	1.3
9,000,000		2.250%, 02/29/20	8,994,775	2.5
13,500,000		1.625%, 03/15/20	13,325,963	3.7
12,000,000		2.250%, 03/31/20	11,992,396	3.4
3,500,000		1.500%, 04/15/20	3,443,501	1.0

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Annual Report	43

Summary portfolio of investments	concluded

Short-Term Bond Index Fund ■ March 31, 2018

Principal	Issuer	Value	% of net assets
U.S. TREASURY SECURITIES—continued
	United States Treasury Note—continued
$4,400,000	1.500%, 05/15/20	$4,325,343	1.2%
7,700,000	1.500%, 07/15/20	7,555,444	2.1
9,200,000	1.500%, 08/15/20	9,022,211	2.5
5,750,000	1.375%, 09/15/20	5,616,399	1.6
7,450,000	1.625%, 10/15/20	7,314,695	2.1
8,500,000	1.750%, 11/15/20	8,366,172	2.3
6,250,000	1.875%, 12/15/20	6,168,901	1.7
9,900,000	2.000%, 01/15/21	9,797,018	2.7
15,500,000	2.250%, 02/15/21	15,437,983	4.3
3,000,000	2.375%, 03/15/21	2,998,179	0.8
		223,681,959	62.5
	TOTAL GOVERNMENT BONDS (Cost $272,490,069)	269,673,760	75.3
	TOTAL BONDS (Cost $361,000,747)	356,942,203	99.7
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
14,000,000	Federal Home Loan Bank (FHLB) 1.400%, 04/02/18	14,000,000	3.9
		14,000,000	3.9
	TOTAL SHORT-TERM INVESTMENTS (Cost $13,999,456)	14,000,000	3.9
	TOTAL PORTFOLIO (Cost $375,000,203)	370,942,203	103.6
	OTHER ASSETS & LIABILITIES, NET	(12,908,878)	(3.6)
	NET ASSETS	$358,033,325	100.0%

h	All or a portion of these securities were purchased on a delayed delivery basis.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 3/31/18, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $595,569 or 0.2% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

44	2018 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments

Social Choice Bond Fund  ■  March 31, 2018

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
CAPITAL GOODS			$946,263	0.0%
CONSUMER DURABLES & APPAREL			450,558	0.0
MATERIALS			3,322,866	0.2
MEDIA			3,652,999	0.2
TECHNOLOGY HARDWARE & EQUIPMENT			4,478,507	0.2
UTILITIES			10,387,681	0.6
		TOTAL BANK LOAN OBLIGATIONS (Cost $23,196,626)	23,238,874	1.2
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS			5,781,062	0.3
BANKS
$6,200,000		Bank of America Corp 2.151%, 11/09/20	6,076,823	0.3
7,500,000	i	Manufacturers & Traders Trust Co 2.015%, 01/25/21, LIBOR 3 M + 0.270%	7,502,055	0.4
7,750,000		PNC Bank NA 2.700%, 11/01/22	7,500,629	0.4
10,000,000	i	Regions Bank 2.688%, 04/01/21, LIBOR 3 M + 0.380%	9,988,843	0.5
		Other	115,636,418	5.7
			146,704,768	7.3
CAPITAL GOODS			7,239,583	0.4
COMMERCIAL & PROFESSIONAL SERVICES			2,193,019	0.1
CONSUMER SERVICES			12,237,857	0.6
DIVERSIFIED FINANCIALS			58,760,845	2.9
ENERGY
7,500,000	i	EQT Corp 2.103%, 10/01/20, LIBOR 3 M + 0.770%	7,514,925	0.4
8,000,000		National Oilwell Varco, Inc 3.950%, 12/01/42	7,006,308	0.4
		Other	43,113,004	2.1
			57,634,237	2.9
HEALTH CARE EQUIPMENT & SERVICES
7,250,000		Becton Dickinson & Co 3.363%, 06/06/24	6,975,163	0.4
		Other	10,322,409	0.5
			17,297,572	0.9
INSURANCE			19,530,025	1.0
MATERIALS
8,975,000	g	Klabin Finance S.A. 4.875%, 09/19/27	8,627,219	0.4
6,350,000	g	WestRock Co 3.000%, 09/15/24	6,068,133	0.3
7,175,000	g	3.750%, 03/15/25	7,154,467	0.4
		Other	22,639,445	1.1
			44,489,264	2.2
Principal		Issuer	Value	% of net assets
MEDIA			$18,720,964	0.9
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
$7,500,000	i	Gilead Sciences, Inc 2.452%, 09/20/19, LIBOR 3 M + 0.250%	7,504,568	0.4
		Other	11,143,229	0.5
			18,647,797	0.9
REAL ESTATE			32,908,382	1.6
RETAILING			6,003,443	0.3
TECHNOLOGY HARDWARE & EQUIPMENT			13,638,008	0.7
TELECOMMUNICATION SERVICES
6,125,000		Verizon Communications, Inc 5.250%, 03/16/37	6,594,358	0.3
		Other	14,910,116	0.8
			21,504,474	1.1
TRANSPORTATION
9,970,807	†	Union Pacific Railroad Co 2.695%, 05/12/27	9,497,193	0.4
7,500,000	i	United Parcel Service, Inc 2.758%, 04/01/23, LIBOR 3 M + 0.450%	7,489,627	0.4
		Other	57,862,666	2.9
			74,849,486	3.7
UTILITIES
7,500,000	g	Brooklyn Union Gas Co 4.273%, 03/15/48	7,752,251	0.4
10,000,000	i	WGL Holdings, Inc 2.384%, 11/29/19, LIBOR 3 M + 0.400%	9,980,533	0.5
		Other	81,809,760	4.0
			99,542,544	4.9
		TOTAL CORPORATE BONDS (Cost $665,965,409)	657,683,330	32.7
GOVERNMENT BONDS
AGENCY SECURITIES
8,121,343		CES MU2 LLC 2.166%, 12/16/26	7,885,842	0.4
6,966,667		DY9 Leasing LLC 2.415%, 06/30/27	6,837,861	0.4
6,250,000		Hashemite Kingdom of Jordan Government AID Bond 3.000%, 06/30/25	6,290,392	0.3
6,620,398		HNA 2015 LLC 2.369%, 09/18/27	6,464,408	0.3
6,877,270		Lulwa Ltd 1.888%, 02/15/25	6,665,577	0.3
6,828,577		MSN 41079 and 41084 Ltd 1.717%, 07/13/24	6,598,129	0.3
13,360,000	†	NCUA Guaranteed Notes 3.000%, 06/12/19	13,451,516	0.7
10,385,000	†	3.450%, 06/12/21	10,675,676	0.5
7,500,000	j	Overseas Private Investment Corp (OPIC) 0.000%, 01/26/21	7,494,258	0.4
34,651,762		0.000%–4.140%, 04/12/18–07/31/33	34,338,105	1.7

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Annual Report	45

Summary portfolio of investments	continued

Social Choice Bond Fund ■ March 31, 2018

Principal		Issuer	Value	% of net assets
AGENCY SECURITIES—continued
$24,990,000		US Department of Housing and Urban Development (HUD) 1.330%–5.450%, 08/01/18–08/01/27	$25,097,438	1.3%
6,652,703		VCH Lease S.A. 1.736%, 05/15/25	6,410,515	0.3
		Other	127,476,435	6.3
			265,686,152	13.2
FOREIGN GOVERNMENT BONDS
7,500,000	g	Perusahaan Penerbit SBSN Indonesia III 3.750%, 03/01/23	7,453,500	0.4
		Other	130,940,786	6.5
			138,394,286	6.9
MORTGAGE BACKED
6,152,299	i	Federal Home Loan Mortgage Corp (FHLMC) 2.127%, 12/15/47, LIBOR 1 M + 0.350%	6,159,423	0.3
8,155,458		Federal Home Loan Mortgage Corp Gold (FGLMC) 3.000%, 02/01/47	7,954,126	0.4
		Federal National Mortgage Association (FNMA)
15,452,299		3.500%, 01/01/47	15,492,012	0.8
8,379,071		4.500%, 10/01/47	8,788,862	0.4
26,261,004	h	4.000%, 04/01/48	26,973,654	1.3
53,698,790		2.172%–6.000%, 11/01/25–02/25/48	54,244,827	2.7
8,380,838		Government National Mortgage Association (GNMA) 3.500%, 12/20/47	8,465,613	0.4
7,646,707		3.000%, 01/20/48	7,523,008	0.4
		Other	37,734,508	1.9
			173,336,033	8.6
MUNICIPAL BONDS			218,345,831	10.8
U.S. TREASURY SECURITIES
		United States Treasury Bond
19,740,000		2.875%, 11/15/46	19,317,235	1.0
34,695,000		3.000%, 05/15/47	34,789,265	1.7
45,465,000		2.750%, 11/15/47	43,367,639	2.1
		United States Treasury Note
12,500,000		2.625%, 02/28/23	12,533,669	0.6
10,000,000		2.125%, 11/30/24	9,657,566	0.5
24,000,000		2.500%, 01/31/25	23,716,681	1.2
11,565,000		2.750%, 02/28/25	11,606,780	0.6
49,780,000		2.750%, 02/15/28	49,767,817	2.5
		Other	8,974,574	0.4
			213,731,226	10.6
		TOTAL GOVERNMENT BONDS (Cost $1,014,032,718)	1,009,493,528	50.1
STRUCTURED ASSETS
ASSET BACKED
32,743,675	g	HERO Funding Trust 3.080%–4.070%, 09/21/40–09/20/48	32,767,462	1.6
		TES LLC
10,000,000	g	Series 2017-1A (Class A) 4.330%, 10/20/47	9,977,416	0.5

Principal		Issuer	Value	% of net assets
ASSET BACKED—continued
$6,429,179	g	Tesla Auto Lease Trust Series 2018-A (Class A) 2.320%, 12/20/19	$6,416,401	0.3%
6,961,575		Toyota Auto Receivables Owner Trust Series 2016-B (Class A3) 1.300%, 04/15/20	6,917,988	0.3
		Other	57,291,247	2.8
			113,370,514	5.5
OTHER MORTGAGE BACKED
6,000,000	i	Connecticut Avenue Securities Series 2018-C02 (Class 2M2) 3.965%, 08/25/30, LIBOR 1 M + 2.200%	6,032,442	0.3
10,000,000	g,i	CSMC Trust Series 2017-CALI (Class C) 3.778%, 11/10/32	9,899,164	0.5
8,000,000	i	Structured Agency Credit Risk Debt Note (STACR) Series 2018-DNA1 (Class M2) 3.672%, 07/25/30, LIBOR 1 M + 1.800%	7,917,836	0.4
		Other	128,229,125	6.4
			152,078,567	7.6
		TOTAL STRUCTURED ASSETS (Cost $268,616,579)	265,449,081	13.1
		TOTAL BONDS (Cost $1,948,614,706)	1,932,625,939	95.9

Shares		Company
PREFERRED STOCKS
BANKS			259,375	0.0
		TOTAL PREFERRED STOCKS (Cost $255,625)	259,375	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$16,650,000		Federal Home Loan Bank (FHLB) 1.400%, 04/02/18	16,650,000	0.8
			16,650,000	0.8
TREASURY DEBT
24,250,000		United States Treasury Bill 1.503%, 04/12/18	24,238,980	1.2
			24,238,980	1.2
		TOTAL SHORT-TERM INVESTMENTS (Cost $40,888,239)	40,888,980	2.0
		TOTAL PORTFOLIO (Cost $2,012,955,196)	1,997,013,168	99.1
		OTHER ASSETS & LIABILITIES, NET	17,305,312	0.9
		NET ASSETS	$2,014,318,480	100.0%

46	2018 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Social Choice Bond Fund ■ March 31, 2018

Abbreviation(s):

LIBOR	London Interbank Offered Rate
M	Month

†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/18, the aggregate value of these securities, including those in “Other,” was $413,967,763 or 20.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Annual Report	47

Summary portfolio of investments

Tax-Exempt Bond Fund  ■  March 31, 2018

Principal	Issuer	Value	% of net assets
LONG-TERM MUNICIPAL BONDS
ALABAMA
$2,395,000	University of South Alabama 5.000%, 11/01/31	$2,768,572	1.0%
	Other	1,089,679	0.4
		3,858,251	1.4
ALASKA
2,570,000	Borough of Matanuska-Susitna AK 5.000%, 09/01/25	2,962,696	1.1
	Other	561,155	0.2
		3,523,851	1.3
ARIZONA		680,281	0.3
CALIFORNIA
2,000,000	City of Los Angeles Department of Airports 5.000%, 05/15/27	2,317,420	0.9
1,715,000	Elk Grove Finance Authority 5.000%, 09/01/30	1,938,327	0.7
3,000,000	State of California 5.000%, 09/01/24	3,501,630	1.3
1,710,000	West Contra Costa Unified School District, GO 5.700%, 02/01/21	1,899,519	0.7
	Other	8,929,584	3.3
		18,586,480	6.9
COLORADO
1,500,000	City & County of Denver CO Airport System Revenue 5.000%, 11/15/30	1,739,445	0.7
2,155,000	Colorado Health Facilities Authority 5.000%, 01/01/32	2,261,802	0.9
	Other	2,596,669	0.9
		6,597,916	2.5
CONNECTICUT
2,000,000	University of Connecticut 5.000%, 03/15/28	2,261,400	0.9
	Other	4,338,615	1.6
		6,600,015	2.5
DISTRICT OF COLUMBIA		1,126,862	0.4
FLORIDA
2,180,000	Port St. Lucie Community Redevelopment Agency 5.000%, 01/01/26	2,510,096	0.9
	Other	7,687,529	2.9
		10,197,625	3.8
GEORGIA		6,001,830	2.2
HAWAII		1,105,300	0.4
ILLINOIS
2,000,000	Chicago Midway International Airport 5.000%, 01/01/26	2,295,340	0.9
2,085,000	Chicago State University 5.500%, 12/01/23	2,278,968	0.9
1,750,000	County of Cook IL 5.000%, 11/15/31	1,960,333	0.7

Principal		Issuer	Value	% of net assets
ILLINOIS—continued
$3,000,000	g	County of Peoria IL 1.730%, 12/15/18	$3,000,000	1.1%
2,000,000		Metropolitan Water Reclamation District of Greater Chicago 5.000%, 12/01/30	2,299,740	0.9
1,500,000		Sales Tax Securitization Corp 5.000%, 01/01/30	1,732,590	0.5
2,000,000		State of Illinois 5.000%, 06/01/28	2,066,180	0.8
		Other	23,619,786	8.8
			39,252,937	14.6
INDIANA
1,940,000		Indianapolis Local Public Improvement Bond Bank 5.500%, 01/01/21	2,116,579	0.8
			2,116,579	0.8
IOWA			547,471	0.2
KANSAS			1,116,180	0.4
KENTUCKY
2,000,000		Kentucky Turnpike Authority 5.000%, 07/01/26	2,354,060	0.9
		Other	2,775,437	1.0
			5,129,497	1.9
LOUISIANA			3,161,765	1.2
MAINE			781,605	0.3
MARYLAND			1,553,118	0.6
MASSACHUSETTS			2,353,658	0.9
MICHIGAN
		Michigan Finance Authority
3,000,000		5.000%, 04/01/21	3,216,870	1.2
1,500,000		5.000%, 07/01/22	1,659,630	0.6
2,000,000		5.000%, 04/01/25	2,235,960	0.8
2,000,000		5.000%, 11/15/28	2,301,680	0.9
1,650,000		5.000%, 07/01/44	1,795,629	0.7
2,000,000		Michigan Finance Authority, GO 5.000%, 05/01/18	2,005,260	0.8
		Other	5,724,402	2.1
			18,939,431	7.1
MINNESOTA			2,260,230	0.9
MISSISSIPPI
1,500,000		Mississippi Development Bank 5.000%, 03/01/24	1,688,160	0.6
		Other	5,431,337	2.1
			7,119,497	2.7
MISSOURI
1,745,000		St. Louis Municipal Finance Corp 5.000%, 02/15/26	1,997,083	0.7
		Other	7,379,507	2.8
			9,376,590	3.5
NEBRASKA			2,163,625	0.8

48	2018 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Tax-Exempt Bond Fund ■ March 31, 2018

Principal		Issuer	Value	% of net assets
NEVADA			$1,168,130	0.4%
NEW JERSEY			5,410,352	2.0
NEW YORK
		Town of Oyster Bay NY
$1,660,000	h	2.000%, 02/15/19	1,661,228	0.6
2,000,000		4.000%, 02/15/20	2,066,140	0.8
		Other	10,426,230	3.9
			14,153,598	5.3
NORTH CAROLINA
2,000,000		North Carolina Medical Care Commission 5.000%, 06/01/34	2,117,060	0.8
		Other	3,526,303	1.3
			5,643,363	2.1
NORTH DAKOTA			967,550	0.4
OHIO
1,660,000		State of Ohio, GO 5.000%, 01/15/21	1,792,717	0.7
		Other	3,492,638	1.3
			5,285,355	2.0
OKLAHOMA
1,500,000	h	Oklahoma Development Finance Authority 5.250%, 08/15/48	1,657,725	0.6
		Other	856,868	0.3
			2,514,593	0.9
OREGON
3,000,000	g,h	Oregon State Business Development Commission 6.500%, 04/01/31	3,129,690	1.2
		Other	4,486,490	1.6
			7,616,180	2.8
PENNSYLVANIA
3,750,000	g	City of Chester PA 5.000%, 11/01/18	3,744,750	1.4
2,000,000		Commonwealth of Pennsylvania 5.000%, 09/15/23	2,248,900	0.8
2,000,000		Pennsylvania Economic Development Financing Authority 5.000%, 12/31/25	2,270,060	0.8
2,500,000		Pennsylvania State University 5.000%, 03/01/40	2,642,800	1.0
2,000,000	g	Pennsylvania Turnpike Commission 1.680%, 12/01/19	2,000,000	0.7
		Other	5,125,867	2.0
			18,032,377	6.7
RHODE ISLAND
2,000,000		Rhode Island Health & Educational Building Corp 5.000%, 09/01/21	2,203,820	0.8
2,000,000		State of Rhode Island, GO 5.000%, 08/01/21	2,197,600	0.8
		Other	4,243,010	1.6
			8,644,430	3.2
SOUTH CAROLINA			284,388	0.1
Principal		Issuer	Value	% of net assets
SOUTH DAKOTA			$2,025,402	0.8%
TENNESSEE			368,669	0.1
TEXAS
$1,970,000		City of Houston TX 5.000%, 03/01/32	2,291,090	0.9
1,500,000		City of Lubbock TX 5.000%, 02/15/25	1,738,290	0.7
1,750,000		Tarrant County Cultural Education Facilities Finance Corp 5.000%, 11/15/35	1,839,215	0.7
1,545,000		Texas Municipal Gas Acquisition & Supply Corp III 5.000%, 12/15/32	1,685,827	0.6
		Other	10,101,686	3.7
			17,656,108	6.6
UTAH			1,100,890	0.4
VIRGIN ISLANDS
		Virgin Islands Public Finance Authority
2,000,000	g	5.000%, 09/01/25	2,167,520	0.8
2,500,000	g	5.000%, 09/01/33	2,637,850	1.0
6,000,000	g	Virgin Islands Water & Power Authority-Electric System 5.500%, 11/15/18	5,974,860	2.2
			10,780,230	4.0
VIRGINIA			1,072,490	0.4
WASHINGTON
2,705,000		Central Puget Sound Regional Transit Authority 5.250%, 02/01/21	2,861,403	1.1
1,955,000		Energy Northwest 5.000%, 07/01/23	2,190,695	0.8
3,000,000		State of Washington, GO 5.250%, 02/01/22	3,356,310	1.2
		Other	1,500,000	0.6
			9,908,408	3.7
WEST VIRGINIA			1,181,630	0.4
WISCONSIN			547,855	0.2
		TOTAL LONG-TERM MUNICIPAL BONDS (Cost $270,095,999)	268,512,592	100.1
		TOTAL PORTFOLIO (Cost $270,095,999)	268,512,592	100.1
		OTHER ASSETS & LIABILITIES, NET	(316,532)	(0.1)
		NET ASSETS	$268,196,060	100.0%

Abbreviation(s):

GO	General Obligation

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/18, the aggregate value of these securities, including those in “Other,” was $27,270,540 or 10.2% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Annual Report	49

Summary portfolio of investments

Money Market Fund  ■  March 31, 2018

Principal	Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$16,796,000	Federal Agricultural Mortgage Corp (FAMC) 0.010%, 04/06/18–10/02/18	$16,750,065	1.7%
	Federal Farm Credit Bank (FFCB)
9,900,000	0.010%, 04/24/18	9,890,841	1.0
11,680,000	0.010%, 04/30/18	11,666,263	1.2
7,500,000	0.010%, 05/07/18	7,488,750	0.8
10,000,000	0.010%, 05/15/18	9,981,789	1.0
7,770,000	0.010%, 05/22/18	7,752,058	0.8
8,980,000	0.010%, 06/04/18	8,954,749	0.9
85,165,000	0.010%, 04/05/18–09/06/18	84,968,068	8.9
	Federal Home Loan Bank (FHLB)
8,925,000	0.010%, 04/02/18	8,924,633	0.9
10,900,000	0.010%, 04/03/18	10,899,106	1.1
8,000,000	0.010%, 04/04/18	7,998,964	0.8
8,650,000	0.010%, 04/05/18	8,648,635	0.9
14,235,000	0.010%, 04/06/18	14,232,087	1.5
11,970,000	0.010%, 04/09/18	11,965,910	1.3
7,841,000	0.010%, 04/11/18	7,837,750	0.8
7,135,000	0.010%, 04/18/18	7,129,747	0.8
8,620,000	0.010%, 04/25/18	8,610,767	0.9
7,060,000	0.010%, 05/04/18	7,050,293	0.7
11,610,000	0.010%, 05/11/18	11,589,395	1.2
9,072,000	0.010%, 05/16/18	9,053,836	1.0
7,315,000	0.010%, 05/18/18	7,298,776	0.8
10,000,000	0.010%, 05/23/18	9,975,878	1.0
8,000,000	0.010%, 06/01/18	7,976,820	0.8
10,000,000	0.010%, 06/05/18	9,968,042	1.0
7,045,000	0.010%, 06/19/18	7,018,564	0.7
69,745,000	0.010%–1.320%, 04/13/18–11/13/18	69,567,394	7.3
	Federal Home Loan Mortgage Corp (FHLMC)
11,285,000	0.010%, 04/10/18	11,281,229	1.2
10,540,000	0.010%–1.200%, 04/16/18	10,533,593	1.1
7,075,000	0.010%, 04/18/18	7,070,492	0.7
8,420,000	0.010%, 04/23/18	8,412,612	0.9
10,000,000	0.010%, 04/26/18	9,990,347	1.0
7,200,000	0.010%, 06/20/18	7,171,493	0.8
50,890,000	0.010%–1.305%, 04/11/18–07/18/18	50,812,540	5.3
	Federal National Mortgage Association (FNMA)
12,650,000	0.010%, 05/08/18	12,629,238	1.3
8,965,000	0.010%, 05/09/18	8,950,001	0.9
8,000,000	0.010%, 05/14/18	7,984,138	0.8
81,589,000	0.010%–0.875%, 04/04/18–07/11/18	81,405,133	8.5
	Other	4,997,806	0.5
		604,437,802	62.8
TREASURY DEBT
	United States Treasury Bill
15,735,000	0.010%, 04/05/18	15,732,407	1.6
13,265,000	0.010%, 04/12/18	13,258,889	1.4
14,970,000	0.010%, 04/19/18	14,958,234	1.6
12,000,000	0.010%, 05/03/18	11,983,638	1.3
8,400,000	0.010%, 05/10/18	8,385,613	0.9
10,000,000	0.010%, 05/17/18	9,979,364	1.1
7,040,000	0.010%, 06/07/18	7,019,913	0.7
10,000,000	0.010%, 06/14/18	9,968,115	1.0
10,000,000	0.010%, 06/21/18	9,963,433	1.0
7,035,000	0.010%, 06/28/18	7,008,637	0.7
Principal		Issuer	Value	% of net assets
TREASURY DEBT—continued
		United States Treasury Bill—continued
$8,000,000		0.010%, 07/19/18	$7,962,774	0.8%
8,000,000		0.010%, 08/16/18	7,951,249	0.8
9,000,000		0.010%, 09/13/18	8,934,089	0.9
15,000,000		0.010%, 10/11/18	14,867,538	1.6
14,000,000		0.010%, 11/08/18	13,858,609	1.5
33,225,000		0.010%, 04/26/18–09/20/18	33,084,871	3.4
7,000,000		United States Treasury Note 1.125%, 06/15/18	6,997,608	0.7
12,750,000		0.750%–1.250%, 05/31/18–12/15/18	12,720,771	1.3
			214,635,752	22.3
VARIABLE RATE SECURITIES
37,700,000	i	Federal Agricultural Mortgage Corp (FAMC) 1.440%–1.914%, 04/27/18–07/01/19, EFFR + 0.010%–LIBOR 1 M + 0.060%	37,701,101	3.9
69,700,000	i	Federal Farm Credit Bank (FFCB) 1.560%–1.905%, 05/17/18–12/26/19, LIBOR 3 M – 0.160%–LIBOR 1 M + 0.030%	69,705,675	7.3
		Federal Home Loan Bank (FHLB)
7,000,000	i	1.534%, 01/18/19, LIBOR 3 M – 0.200%	7,000,158	0.7
18,100,000	i	1.480%–1.814%, 04/20/18–07/12/19, LIBOR 3 M – 0.265%–LIBOR 1 M – 0.040%	18,100,407	1.9
9,750,000	i	Federal Home Loan Mortgage Corp (FHLMC) 1.611%, 08/08/19, LIBOR 1 M – 0.100%	9,750,000	1.0
		Other	4,500,000	0.5
			146,757,341	15.3
		TOTAL SHORT-TERM INVESTMENTS (Cost $965,830,895)	965,830,895	100.4
		TOTAL PORTFOLIO (Cost $965,830,895)	965,830,895	100.4
		OTHER ASSETS & LIABILITIES, NET	(4,079,313)	(0.4)
		NET ASSETS	$961,751,582	100.0%

Abbreviation(s):

EFFR	Effective Federal Funds Rate
LIBOR	London Interbank Offered Rate
M	Month

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

50	2018 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

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TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Annual Report	51

Statements of assets and liabilities

TIAA-CREF Funds  ■  March 31, 2018

					Inflation-Linked	Short-Term	Short-Term Bond	Social Choice	Tax-Exempt	Money Market
	Bond Fund	Bond Index Fund	Bond Plus Fund	High-Yield Fund	Bond Fund	Bond Fund	Index Fund	Bond Fund	Bond Fund	Fund
ASSETS
Portfolio investments, at value†	$4,672,484,811	$9,903,428,367	$4,168,763,566	$4,016,129,330	$2,895,510,900	$1,719,766,578	$370,942,203	$1,997,013,168	$268,512,592	$965,830,895
Affiliated investments, at value‡	—	—	—	12,406,258	—	—	—	—	—	—
Cash#§	18,173,420	—	10,856,070	94,404	202,818	3,664,839	12,059	3,423,970	6,759,759	12,487
Receivable from securities transactions	14,162,334	58,726,712	9,407,984	7,228,825	—	59,427	10,900,350	290,283	2,245,304	—
Receivable for delayed delivery securities	197,850,433	—	255,690,075	—	—	—	—	56,316,306	2,862,860	—
Receivable from Fund shares sold	11,552,395	18,416,822	684,648	1,615,520	2,000,959	852,748	296,646	6,670,074	10,355	856,056
Dividends and interest receivable	27,341,201	54,856,491	28,032,746	58,664,589	6,032,752	6,642,604	1,592,494	12,416,704	3,056,826	259,350
Due from affiliates	18,020	28,420	17,147	16,250	13,833	11,722	15,328	14,160	7,199	12,906
Unfunded loan commitment	—	—	734	—	—	—	—	—	—	—
Other	237,212	338,060	168,670	195,156	163,967	95,717	3,600	25,292	46,064	24,395
Total assets	4,941,819,826	10,035,794,872	4,473,621,640	4,096,350,332	2,903,925,229	1,731,093,635	383,762,680	2,076,169,957	283,500,959	966,996,089
LIABILITIES
Management fees payable	183,263	132,240	164,624	186,284	95,524	57,613	3,325	94,078	11,003	13,197
Service agreement fees payable	7,952	6,154	17,471	15,298	7,945	3,447	1,062	41,247	1	4,292
Distribution fees payable	23,706	8,679	58,880	149,519	24,863	28,003	497	40,142	56,583	69,874
Overdraft payable	—	831,409	—	—	—	—	—	—	—	—
Payable for securities transactions	21,283,814	111,346,812	882,112	3,800,000	—	—	23,723,002	—	2,008,704	—
Payable for delayed delivery securities	191,067,466	92,670,213	264,056,536	48,772,188	—	19,989,634	998,700	57,315,388	13,000,716	—
Payable for Fund shares redeemed	33,956,503	29,581,112	26,300,161	16,477,188	8,799,984	8,074,471	568,170	3,355,838	82,990	5,050,795
Unrealized depreciation on swap contracts	—	—	855,741	—	—	—	—	—	—	—
Payable for cross currency swaps premium received	—	—	116,122	—	—	—	—	—	—	—
Income distribution payable	9,693,250	7,264,696	8,292,065	3,534,120	—	1,658,486	397,047	803,673	51,235	4,606
Payable for trustee compensation	254,653	340,445	178,466	196,411	164,840	108,062	3,511	25,729	46,152	24,665
Accrued expenses and other payables	189,642	469,000	214,684	608,881	113,528	70,423	34,041	175,382	47,515	77,078
Total liabilities	256,660,249	242,650,760	301,136,862	73,739,889	9,206,684	29,990,139	25,729,355	61,851,477	15,304,899	5,244,507
NET ASSETS	$4,685,159,577	$9,793,144,112	$4,172,484,778	$4,022,610,443	$2,894,718,545	$1,701,103,496	$358,033,325	$2,014,318,480	$268,196,060	$961,751,582
NET ASSETS CONSIST OF:
Paid-in-capital	$4,781,966,406	$9,952,244,210	$4,265,076,212	$4,198,711,572	$2,880,228,383	$1,718,876,449	$362,826,371	$2,039,803,622	$269,743,665	$961,768,561
Undistributed net investment income (loss)	(3,400,242)	(378,158)	(3,732,862)	(310,951)	16,717,188	(941,382)	(123)	60,792	11,538	(16,476)
Accumulated net realized gain (loss) on total investments	(32,079,682)	(13,064,041)	(35,452,752)	(147,413,377)	(659,736)	(395,801)	(734,923)	(9,603,906)	24,264	(503)
Net unrealized appreciation (depreciation) on total investments	(61,326,905)	(145,657,899)	(53,405,820)	(28,376,801)	(1,567,290)	(16,435,770)	(4,058,000)	(15,942,028)	(1,583,407)	—
NET ASSETS	$4,685,159,577	$9,793,144,112	$4,172,484,778	$4,022,610,443	$2,894,718,545	$1,701,103,496	$358,033,325	$2,014,318,480	$268,196,060	$961,751,582
INSTITUTIONAL CLASS:
Net assets	$4,343,864,228	$9,558,419,933	$3,434,043,279	$2,844,390,479	$2,542,095,202	$1,462,512,469	$328,155,964	$1,203,022,846	$1,401,098	$487,761,525
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	426,911,334	903,117,194	335,259,015	297,383,204	225,281,904	142,715,349	33,355,732	118,620,235	136,605	487,757,998
Net asset value per share	$10.18	$10.58	$10.24	$9.56	$11.28	$10.25	$9.84	$10.14	$10.26	$1.00
ADVISOR CLASS:
Net assets	$5,148,123	$282,162	$24,604,319	$5,198,922	$270,411	$286,255	$495,810	$239,373,572	$99,571	$100,006
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	505,721	26,653	2,399,943	544,007	23,972	27,944	50,393	23,589,744	9,707	100,006
Net asset value per share	$10.18	$10.59	$10.25	$9.56	$11.28	$10.24	$9.84	$10.15	$10.26	$1.00
PREMIER CLASS:
Net assets	$25,584,219	$33,640,218	$22,114,718	$130,399,175	$10,810,644	$11,704,532	$642,646	$30,079,443	$—	$44,548,199
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,513,115	3,179,255	2,159,782	13,626,057	960,856	1,140,976	65,351	2,964,382	—	44,548,118
Net asset value per share	$10.18	$10.58	$10.24	$9.57	$11.25	$10.26	$9.83	$10.15	$—	$1.00
RETIREMENT CLASS:
Net assets	$213,497,077	$179,875,043	$426,965,055	$418,841,619	$231,263,496	$100,590,673	$26,749,295	$364,848,104	$—	$126,186,840
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	20,605,431	16,990,153	41,631,144	43,774,898	20,360,325	9,804,551	2,718,982	35,966,433	—	126,185,436
Net asset value per share	$10.36	$10.59	$10.26	$9.57	$11.36	$10.26	$9.84	$10.14	$—	$1.00
RETAIL CLASS:
Net assets	$97,065,930	$20,926,756	$264,757,407	$623,780,248	$110,278,792	$126,009,567	$1,989,610	$176,994,515	$266,695,391	$303,155,012
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	9,376,809	1,976,520	25,796,973	64,928,726	10,024,962	12,286,870	202,275	17,461,674	25,972,286	303,143,349
Net asset value per share	$10.35	$10.59	$10.26	$9.61	$11.00	$10.26	$9.84	$10.14	$10.27	$1.00
† Portfolio investments, cost	$4,733,809,734	$10,049,086,266	$4,221,311,146	$4,048,001,274	$2,896,852,966	$1,735,663,559	$375,000,203	$2,012,955,196	$270,095,999	$965,830,895
‡ Affiliated investments, cost	$—	$—	$—	$8,911,115	$—	$—	$—	$—	$—	$—
# Includes cash collateral for open futures or open swap contracts of	$—	$—	$1,180,000	$—	$237,500	$514,550	$—	$—	$—	$—
§ Includes cash collateral for mortgage dollar rolls of	$17,354,223	$—	$9,616,891	$—	$—	$—	$—	$2,927,560	$—	$—

52	2018 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Annual Report	53

Statements of operations

TIAA-CREF Funds  ■  For the year ended March 31, 2018

					Inflation-Linked	Short-Term	Short-Term Bond	Social Choice	Tax-Exempt	Money Market
	Bond Fund	Bond Index Fund	Bond Plus Fund	High-Yield Fund	Bond Fund	Bond Fund	Index Fund	Bond Fund	Bond Fund	Fund
INVESTMENT INCOME
Interest*	$143,028,014	$221,428,176	$137,074,872	$215,818,127	$62,474,087	$37,872,003	$4,150,051	$44,965,836	$7,470,126	$9,866,022
Dividends	3,702	—	119,256	1,155,446	—	—	—	15,937	—	—
Total income	143,031,716	221,428,176	137,194,128	216,973,573	62,474,087	37,872,003	4,150,051	44,981,773	7,470,126	9,866,022
EXPENSES
Management fees	12,578,016	8,617,736	11,286,525	13,222,631	6,524,458	4,199,131	189,337	5,217,719	834,502	897,760
Shareholder servicing – Institutional Class	5,255	12,523	3,656	9,190	6,325	2,741	1,158	10,221	218	1,014
Shareholder servicing – Advisor Class	1,530	2,836	6,004	7,283	471	40	703	100,823	—	—
Shareholder servicing – Premier Class	69	134	66	264	48	50	36	1,553	—	78
Shareholder servicing – Retirement Class	551,853	382,686	995,256	1,006,472	565,649	257,709	44,837	768,654	—	290,424
Shareholder servicing – Retail Class	41,752	16,249	166,501	91,495	101,402	70,209	4,001	19,763	72,780	266,792
Distribution fees – Premier Class	41,046	48,067	46,599	221,391	16,910	20,047	926	36,585	—	53,304
Distribution fees – Retail Class	239,760	54,269	670,234	1,636,773	311,173	321,995	4,777	348,237	690,374	756,369
Administrative service fees	165,718	242,228	156,066	156,467	133,560	114,970	88,391	111,013	59,529	124,933
Professional fees	85,310	123,983	84,632	85,467	62,326	67,501	61,204	63,738	47,684	54,437
Registration fees	82,300	123,281	69,231	101,697	95,130	81,129	74,586	116,567	43,091	110,309
Trustee fees and expenses	51,181	98,622	45,220	45,598	31,648	20,492	2,936	16,487	3,291	12,920
Other expenses	318,208	706,096	314,017	336,590	171,960	123,449	66,162	279,375	45,379	100,986
Total expenses	14,161,998	10,428,710	13,844,007	16,921,318	8,021,060	5,279,463	539,054	7,090,735	1,796,848	2,669,326
Less: Expenses reimbursed by the investment adviser	—	—	—	—	—	—	—	—	(64,204)	—
Fee waiver by investment adviser and TPIS	—	—	—	—	(23)	—	(271,361)	—	—	—
Net expenses	14,161,998	10,428,710	13,844,007	16,921,318	8,021,037	5,279,463	267,693	7,090,735	1,732,644	2,669,326
Net investment income (loss)	128,869,718	210,999,466	123,350,121	200,052,255	54,453,050	32,592,540	3,882,358	37,891,038	5,737,482	7,196,696
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	(7,335,574)	(2,941,458)	(9,684,890)	(31,921,871)	(480,250)	(1,877,600)	(627,055)	(4,151,697)	860,126	(274)
Forward foreign currency contracts	—	—	—	—	—	1,903	—	—	—	—
Futures contracts	—	—	—	—	1,097,507	2,576,342	—	—	—	—
Swap contracts	—	—	(3,204,956)	—	—	—	—	—	—	—
Foreign currency transactions	47,890	—	(353,346)	—	—	7,327	—	—	—	—
Net realized gain (loss) on total investments	(7,287,684)	(2,941,458)	(13,243,192)	(31,921,871)	617,257	707,972	(627,055)	(4,151,697)	860,126	(274)
Change in unrealized appreciation (depreciation) on:
Portfolio investments‡	(53,340,391)	(154,274,347)	(42,903,687)	(77,353,931)	(48,688,124)	(13,072,555)	(3,577,182)	(11,558,693)	(424,399)	—
Affiliated investments	—	—	—	3,495,143	—	—	—	—	—	—
Forward foreign currency contracts	—	—	—	—	—	(1,882)	—	—	—	—
Futures contracts	—	—	—	—	(225,224)	(696,429)	—	—	—	—
Swap contracts	—	—	2,803,815	—	—	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(7,431)	—	(11,588)	—	—	(2,783)	—	—	—	—
Unfunded loan commitment	(80)	—	734	—	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	(53,347,902)	(154,274,347)	(40,110,726)	(73,858,788)	(48,913,348)	(13,773,649)	(3,577,182)	(11,558,693)	(424,399)	—
Net realized and unrealized gain (loss) on total investments	(60,635,586)	(157,215,805)	(53,353,918)	(105,780,659)	(48,296,091)	(13,065,677)	(4,204,237)	(15,710,390)	435,727	(274)
Net increase (decrease) in net assets from operations	$68,234,132	$53,783,661	$69,996,203	$94,271,596	$6,156,959	$19,526,863	$(321,879)	$22,180,648	$6,173,209	$7,196,422
* Net of foreign withholding taxes of	$37,247	$3,602	$14,583	$—	$—	$13,954	$955	$9,825	$—	$—
‡ Includes net change in unrealized foreign capital gains taxes of	$(2,316)	$—	$—	$—	$—	$—	$—	$—	$—	$—

54	2018 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Annual Report	55

Statements of changes in net assets

TIAA-CREF Funds  ■  For the year ended

		Bond Fund		Bond Index Fund		Bond Plus Fund		High-Yield Fund		Inflation-Linked Bond Fund		Short-Term Bond Fund
		March 31, 2018	March 31, 2017	March 31, 2018	March 31, 2017	March 31, 2018	March 31, 2017	March 31, 2018	March 31, 2017	March 31, 2018	March 31, 2017	March 31, 2018	March 31, 2017
OPERATIONS
Net investment income (loss)		$128,869,718	$98,587,509	$210,999,466	$156,616,142	$123,350,121	$99,419,848	$200,052,255	$188,001,613	$54,453,050	$55,214,882	$32,592,540	$29,230,201
Net realized gain (loss) on total investments		(7,287,684)	5,196,374	(2,941,458)	5,109,972	(13,243,192)	9,359,204	(31,921,871)	(23,258,112)	617,257	11,428,409	707,972	1,782,943
Net change in unrealized appreciation (depreciation) on total investments		(53,347,902)	(34,183,862)	(154,274,347)	(153,869,511)	(40,110,726)	(14,411,651)	(73,858,788)	291,907,272	(48,913,348)	(41,059,234)	(13,773,649)	(1,297,922)
Net increase (decrease) in net assets from operations		68,234,132	69,600,021	53,783,661	7,856,603	69,996,203	94,367,401	94,271,596	456,650,773	6,156,959	25,584,057	19,526,863	29,715,222
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(118,973,270)	(90,350,670)	(206,392,668)	(152,745,977)	(102,039,899)	(82,037,530)	(140,358,469)	(135,624,876)	(47,137,362)	(32,333,443)	(28,585,529)	(25,344,343)
	Advisor Class	(61,002)	(3,619)	(77,448)	(30,450)	(296,615)	(17,249)	(338,084)	(67,142)	(5,955)	(1,545)	(3,364)	(1,818)
	Premier Class	(759,431)	(769,953)	(736,937)	(723,020)	(930,272)	(1,082,741)	(7,409,837)	(5,993,113)	(209,434)	(149,109)	(238,215)	(220,257)
	Retirement Class	(5,900,848)	(5,868,365)	(3,368,099)	(2,709,279)	(11,621,999)	(7,084,465)	(19,853,651)	(16,863,480)	(3,793,378)	(2,821,524)	(1,743,409)	(1,545,903)
	Retail Class	(2,529,396)	(2,131,559)	(460,182)	(426,718)	(7,641,370)	(7,330,919)	(32,153,348)	(29,431,681)	(1,898,878)	(1,527,210)	(2,126,888)	(2,022,631)
From realized gains:	Institutional Class	(2,324,125)	(32,532,997)	(3,036,453)	—	(1,868,865)	(25,681,195)	—	—	—	—	(771,274)	(215,260)
	Advisor Class	(1,915)	(947)	(252)	—	(8,144)	(2,058)	—	—	—	—	(106)	(15)
	Premier Class	(15,191)	(269,134)	(10,774)	—	(13,295)	(402,250)	—	—	—	—	(6,908)	(2,105)
	Retirement Class	(119,754)	(2,097,922)	(54,336)	—	(231,075)	(2,577,032)	—	—	—	—	(50,154)	(13,940)
	Retail Class	(52,767)	(811,546)	(7,538)	—	(147,856)	(2,553,326)	—	—	—	—	(71,062)	(20,123)
Total distributions		(130,737,699)	(134,836,712)	(214,144,687)	(156,635,444)	(124,799,390)	(128,768,765)	(200,113,389)	(187,980,292)	(53,045,007)	(36,832,831)	(33,596,909)	(29,386,395)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	1,116,877,120	1,529,430,162	3,388,731,688	2,030,197,289	940,334,285	925,918,552	983,448,702	781,043,557	947,547,969	611,730,080	450,927,902	544,814,379
	Advisor Class	5,321,986	169,155	755,683	4,573,334	25,932,685	4,109,112	11,388,354	5,239,067	105,268	121,316	198,188	—
	Premier Class	5,073,913	3,919,015	12,641,847	12,048,502	6,763,971	21,753,865	32,903,109	85,892,558	2,220,530	2,603,534	4,228,898	5,429,960
	Retirement Class	23,011,209	24,373,447	59,552,702	42,837,490	112,253,354	140,609,109	80,284,542	85,621,721	36,534,964	51,040,109	50,230,820	45,002,491
	Retail Class	23,763,171	26,817,420	4,891,405	6,883,070	28,460,220	23,394,375	176,573,016	259,632,162	36,716,708	11,037,564	17,527,366	11,887,336
Reinvestments of distributions:	Institutional Class	17,869,423	43,382,339	144,564,864	117,958,279	14,038,157	34,958,959	103,813,020	88,730,109	30,129,367	20,853,317	14,023,114	15,010,153
	Advisor Class	2,944	139	1,315	10	212,406	7,006	270,659	33,478	4,028	—	1,452	—
	Premier Class	774,328	1,026,953	747,492	711,290	943,567	1,418,222	7,408,446	5,934,828	208,303	148,262	245,117	222,265
	Retirement Class	6,020,195	7,965,892	3,422,335	2,709,266	11,853,033	9,661,494	19,852,425	16,862,450	3,793,378	2,820,522	1,793,546	1,559,833
	Retail Class	2,453,307	2,830,118	446,117	406,818	7,132,833	9,038,857	31,082,856	28,343,961	1,804,322	1,451,981	2,128,733	1,973,147
Redemptions:	Institutional Class	(510,418,508)	(464,319,422)	(1,190,909,377)	(746,148,041)	(396,621,619)	(460,814,441)	(584,308,946)	(902,524,179)	(558,079,571)	(362,705,710)	(597,257,558)	(235,261,197)
	Advisor Class	(291,610)	(59,670)	(5,130,152)	(70,774)	(2,805,380)	(2,574,919)	(11,433,430)	(276,707)	(57,994)	—	(12,055)	—
	Premier Class	(7,622,657)	(6,862,816)	(9,106,133)	(34,886,159)	(27,446,282)	(7,582,458)	(51,053,584)	(27,999,972)	(2,778,339)	(1,839,082)	(7,639,976)	(2,390,669)
	Retirement Class	(37,101,164)	(39,218,528)	(19,435,596)	(24,115,953)	(24,864,926)	(11,397,826)	(31,940,489)	(13,386,667)	(40,348,647)	(34,690,121)	(57,674,964)	(36,649,873)
	Retail Class	(18,491,057)	(17,153,756)	(5,550,086)	(6,879,815)	(31,573,207)	(30,268,916)	(188,744,366)	(150,355,489)	(48,335,013)	(15,141,820)	(22,939,998)	(22,095,757)
Net increase (decrease) from shareholder transactions		627,242,600	1,112,300,448	2,385,624,104	1,406,224,606	664,613,097	658,230,991	579,544,314	262,790,877	409,465,273	287,429,952	(144,219,415)	329,502,068
Net increase (decrease) in net assets		564,739,033	1,047,063,757	2,225,263,078	1,257,445,765	609,809,910	623,829,627	473,702,521	531,461,358	362,577,225	276,181,178	(158,289,461)	329,830,895
NET ASSETS
Beginning of period		4,120,420,544	3,073,356,787	7,567,881,034	6,310,435,269	3,562,674,868	2,938,845,241	3,548,907,922	3,017,446,564	2,532,141,320	2,255,960,142	1,859,392,957	1,529,562,062
End of period		$4,685,159,577	$4,120,420,544	$9,793,144,112	$7,567,881,034	$4,172,484,778	$3,562,674,868	$4,022,610,443	$3,548,907,922	$2,894,718,545	$2,532,141,320	$1,701,103,496	$1,859,392,957
Undistributed net investment income (loss) included in net assets		$(3,400,242)	$(4,098,893)	$(378,158)	$(342,290)	$(3,732,862)	$(4,102,861)	$(310,951)	$(249,817)	$16,717,188	$15,305,379	$(941,382)	$(858,843)
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	107,754,235	145,586,789	314,167,567	186,312,627	90,107,112	88,202,232	100,111,806	81,767,761	82,988,705	53,109,292	43,663,168	52,675,769
	Advisor Class	513,363	16,439	69,678	428,366	2,490,305	399,256	1,159,988	537,416	9,163	10,609	19,259	—
	Premier Class	488,207	372,335	1,170,529	1,104,896	647,113	2,059,935	3,344,422	8,929,770	194,302	226,189	409,117	524,053
	Retirement Class	2,177,322	2,283,294	5,535,302	3,898,193	10,738,001	13,402,175	8,173,873	8,913,684	3,181,601	4,398,774	4,860,439	4,347,061
	Retail Class	2,252,401	2,511,650	452,348	626,284	2,721,175	2,223,637	17,896,804	26,922,403	3,290,978	981,923	1,698,727	1,148,249
Shares reinvested:	Institutional Class	1,725,060	4,221,406	13,412,048	10,783,860	1,346,868	3,382,484	10,590,999	9,235,566	2,663,958	1,837,297	1,358,421	1,449,904
	Advisor Class	286	13	123	1	20,493	677	27,625	3,420	356	—	141	—
	Premier Class	74,688	98,564	69,384	64,929	90,456	135,759	754,772	616,109	18,467	13,098	23,719	21,450
	Retirement Class	570,687	751,321	317,509	247,647	1,136,329	923,991	2,024,501	1,754,763	332,753	246,765	173,575	150,445
	Retail Class	232,797	267,389	41,350	37,169	683,086	862,587	3,155,526	2,937,099	163,435	131,164	206,077	190,441
Shares redeemed:	Institutional Class	(49,413,100)	(44,047,672)	(110,286,516)	(68,336,265)	(38,240,412)	(43,405,355)	(59,850,411)	(94,481,889)	(48,762,910)	(31,580,003)	(57,756,965)	(22,723,591)
	Advisor Class	(28,336)	(5,813)	(474,219)	(6,597)	(270,779)	(249,746)	(1,167,564)	(28,173)	(5,132)	—	(1,172)	—
	Premier Class	(733,500)	(656,473)	(852,075)	(3,178,034)	(2,618,276)	(732,497)	(5,210,364)	(2,912,978)	(244,134)	(158,879)	(738,327)	(230,855)
	Retirement Class	(3,519,051)	(3,688,414)	(1,800,307)	(2,214,093)	(2,386,162)	(1,086,944)	(3,270,275)	(1,399,527)	(3,505,024)	(2,990,043)	(5,570,484)	(3,536,502)
	Retail Class	(1,755,064)	(1,615,547)	(513,430)	(628,637)	(3,025,383)	(2,879,536)	(19,144,001)	(15,602,053)	(4,322,191)	(1,345,281)	(2,222,184)	(2,133,122)
Net increase (decrease) from shareholder transactions		60,339,995	106,095,281	221,309,291	129,140,346	63,439,926	63,238,655	58,597,701	27,193,371	36,004,327	24,880,905	(13,876,489)	31,883,302

56	2018 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Annual Report	57

Statements of changes in net assets	concluded

TIAA-CREF Funds  ■  For the year ended

		Short-Term Bond Index Fund		Social Choice Bond Fund		Tax-Exempt Bond Fund		Money Market Fund
		March 31, 2018	March 31, 2017	March 31, 2018	March 31, 2017	March 31, 2018	March 31, 2017	March 31, 2018	March 31, 2017
OPERATIONS
Net investment income (loss)		$3,882,358	$1,417,599	$37,891,038	$20,344,755	$5,737,482	$5,810,486	$7,196,696	$1,614,498
Net realized gain (loss) on total investments		(627,055)	7,559	(4,151,697)	1,502,999	860,126	2,716,231	(274)	29
Net change in unrealized appreciation (depreciation) on total investments		(3,577,182)	(780,838)	(11,558,693)	(9,769,527)	(424,399)	(10,879,858)	—	—
Net increase (decrease) in net assets from operations		(321,879)	644,320	22,180,648	12,078,227	6,173,209	(2,353,141)	7,196,422	1,614,527
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(3,631,318)	(1,343,025)	(21,938,647)	(11,723,615)	(44,321)	(293,177)	(4,234,464)	(1,378,360)
	Advisor Class	(4,550)	(1,165)	(4,443,016)	(775,089)	(2,365)	(2,161)	(1,032)	(289)
	Premier Class	(7,914)	(5,670)	(584,627)	(838,761)	—	—	(291,824)	(54,454)
	Retirement Class	(218,280)	(56,086)	(7,015,931)	(5,606,457)	—	—	(818,473)	(98,101)
	Retail Class	(20,313)	(11,653)	(3,182,791)	(2,059,202)	(5,688,986)	(5,515,895)	(1,850,901)	(83,294)
From realized gains:	Institutional Class	—	—	—	(3,359,011)	(187)	(101,922)	—	—
	Advisor Class	—	—	—	(186,814)	(12)	(1,638)	—	—
	Premier Class	—	—	—	(397,228)	—	—	—	—
	Retirement Class	—	—	—	(1,694,733)	—	—	—	—
	Retail Class	—	—	—	(638,558)	(34,259)	(4,810,416)	—	—
Total distributions		(3,882,375)	(1,417,599)	(37,165,012)	(27,279,468)	(5,770,130)	(10,725,209)	(7,196,694)	(1,614,498)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	192,598,918	80,412,900	673,795,518	292,762,435	187,575	3,384,701	331,993,033	299,392,777
	Advisor Class	390,600	73,161	169,835,789	120,831,535	—	3,000	—	—
	Premier Class	545,448	201,204	14,766,694	44,240,147	—	—	31,856,805	31,830,912
	Retirement Class	17,773,927	7,859,708	105,222,533	57,744,366	—	—	111,277,784	120,724,995
	Retail Class	663,858	1,323,803	94,464,700	66,131,405	17,519,516	25,970,402	135,617,137	156,375,513
Reinvestments of distributions:	Institutional Class	509,650	30,103	18,921,337	13,247,168	17,347	162,618	4,219,709	1,374,280
	Advisor Class	3,274	121	1,585,427	572,470	75	19	—	—
	Premier Class	4,764	322	574,885	392,757	—	—	291,821	54,454
	Retirement Class	218,225	53,025	7,003,309	7,297,674	—	—	818,291	97,692
	Retail Class	19,546	7,867	3,083,755	2,658,279	5,203,945	9,407,170	1,823,271	82,024
Redemptions:	Institutional Class	(26,993,368)	(19,960,719)	(99,079,130)	(56,993,110)	(1,237,031)	(50,988,179)	(307,288,542)	(181,255,070)
	Advisor Class	(63,457)	(2,000)	(43,045,859)	(8,195,109)	(32)	—	—	—
	Premier Class	(260,793)	(841,408)	(2,361,411)	(55,160,282)	—	—	(19,644,334)	(25,063,040)
	Retirement Class	(1,632,267)	(2,161,673)	(8,773,379)	(20,957,452)	—	—	(95,673,867)	(105,188,857)
	Retail Class	(605,344)	(1,131,958)	(26,511,640)	(33,052,265)	(38,058,411)	(36,955,600)	(153,002,811)	(182,548,968)
Net increase (decrease) from shareholder transactions		183,172,981	65,864,456	909,482,528	431,520,018	(16,367,016)	(49,015,869)	42,288,297	115,876,712
Net increase (decrease) in net assets		178,968,727	65,091,177	894,498,164	416,318,777	(15,963,937)	(62,094,219)	42,288,025	115,876,741
NET ASSETS
Beginning of period		179,064,598	113,973,421	1,119,820,316	703,501,539	284,159,997	346,254,216	919,463,557	803,586,816
End of period		$358,033,325	$179,064,598	$2,014,318,480	$1,119,820,316	$268,196,060	$284,159,997	$961,751,582	$919,463,557
Undistributed net investment income (loss) included in net assets		$(123)	$(106)	$60,792	$(665,234)	$11,538	$9,876	$(16,476)	$(16,478)
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	19,384,614	8,044,924	65,719,925	28,377,379	18,014	313,239	331,993,033	299,392,777
	Advisor Class	39,284	7,344	16,518,983	11,866,683	—	296	—	—
	Premier Class	54,800	20,128	1,437,292	4,258,486	—	—	31,856,805	31,830,912
	Retirement Class	1,789,663	786,400	10,258,753	5,562,076	—	—	111,277,784	120,724,995
	Retail Class	66,934	132,468	9,210,805	6,427,036	1,684,188	2,438,029	135,617,137	156,375,513
Shares reinvested:	Institutional Class	51,410	3,019	1,843,786	1,289,376	1,672	15,176	4,219,709	1,374,280
	Advisor Class	331	12	154,497	56,121	7	2	—	—
	Premier Class	480	32	55,969	38,248	—	—	291,821	54,454
	Retirement Class	22,026	5,304	682,202	709,644	—	—	818,291	97,692
	Retail Class	1,970	787	300,629	258,924	500,990	905,941	1,823,271	82,024
Shares redeemed:	Institutional Class	(2,718,598)	(1,992,072)	(9,659,092)	(5,552,036)	(118,945)	(4,738,468)	(307,288,542)	(181,255,070)
	Advisor Class	(6,416)	(201)	(4,211,308)	(805,071)	(3)	—	—	—
	Premier Class	(26,260)	(83,829)	(230,229)	(5,452,886)	—	—	(19,644,334)	(25,063,040)
	Retirement Class	(164,573)	(215,794)	(853,572)	(2,044,890)	—	—	(95,673,867)	(105,188,857)
	Retail Class	(60,759)	(112,771)	(2,584,754)	(3,225,113)	(3,658,476)	(3,509,368)	(153,002,811)	(182,548,968)
Net increase (decrease) from shareholder transactions		18,434,906	6,595,751	88,643,886	41,763,977	(1,572,553)	(4,575,153)	42,288,297	115,876,712

58	2018 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Annual Report	59

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period
BOND FUND
Institutional Class:	3/31/18		$10.30	$0.31		$(0.12)	$0.19	$(0.30)	$(0.01)	$(0.31)	$10.18
	3/31/17		10.45	0.29		(0.05)	0.24	(0.29)	(0.10)	(0.39)	10.30
	3/31/16		10.65	0.28		(0.07)	0.21	(0.28)	(0.13)	(0.41)	10.45
	3/31/15		10.40	0.24		0.33	0.57	(0.24)	(0.08)	(0.32)	10.65
	3/31/14		10.64	0.26		(0.16)	0.10	(0.26)	(0.08)	(0.34)	10.40
Advisor Class:	3/31/18		10.30	0.30		(0.11)	0.19	(0.30)	(0.01)	(0.31)	10.18
	3/31/17		10.46	0.29		(0.06)	0.23	(0.29)	(0.10)	(0.39)	10.30
	3/31/16	‡	10.39	0.09		0.20	0.29	(0.09)	(0.13)	(0.22)	10.46
Premier Class:	3/31/18		10.30	0.29		(0.11)	0.18	(0.29)	(0.01)	(0.30)	10.18
	3/31/17		10.46	0.27		(0.06)	0.21	(0.27)	(0.10)	(0.37)	10.30
	3/31/16		10.66	0.27		(0.07)	0.20	(0.27)	(0.13)	(0.40)	10.46
	3/31/15		10.41	0.23		0.33	0.56	(0.23)	(0.08)	(0.31)	10.66
	3/31/14		10.64	0.24		(0.15)	0.09	(0.24)	(0.08)	(0.32)	10.41
Retirement Class:	3/31/18		10.49	0.28		(0.12)	0.16	(0.28)	(0.01)	(0.29)	10.36
	3/31/17		10.64	0.27		(0.05)	0.22	(0.27)	(0.10)	(0.37)	10.49
	3/31/16		10.84	0.26		(0.07)	0.19	(0.26)	(0.13)	(0.39)	10.64
	3/31/15		10.59	0.22		0.33	0.55	(0.22)	(0.08)	(0.30)	10.84
	3/31/14		10.83	0.23		(0.16)	0.07	(0.23)	(0.08)	(0.31)	10.59
Retail Class:	3/31/18		10.48	0.28		(0.12)	0.16	(0.28)	(0.01)	(0.29)	10.35
	3/31/17		10.63	0.26		(0.05)	0.21	(0.26)	(0.10)	(0.36)	10.48
	3/31/16		10.83	0.26		(0.08)	0.18	(0.25)	(0.13)	(0.38)	10.63
	3/31/15		10.58	0.22		0.32	0.54	(0.21)	(0.08)	(0.29)	10.83
	3/31/14		10.81	0.23		(0.15)	0.08	(0.23)	(0.08)	(0.31)	10.58

BOND INDEX FUND
Institutional Class:	3/31/18		10.75	0.26		(0.17)	0.09	(0.26)	(0.00)	(0.26)	10.58
	3/31/17		10.98	0.25		(0.23)	0.02	(0.25)	—	(0.25)	10.75
	3/31/16		11.03	0.25		(0.03)	0.22	(0.25)	(0.02)	(0.27)	10.98
	3/31/15		10.67	0.24		0.37	0.61	(0.24)	(0.01)	(0.25)	11.03
	3/31/14		10.93	0.21		(0.25)	(0.04)	(0.21)	(0.01)	(0.22)	10.67
Advisor Class:	3/31/18		10.76	0.25		(0.17)	0.08	(0.25)	(0.00)	(0.25)	10.59
	3/31/17		10.98	0.25		(0.22)	0.03	(0.25)	—	(0.25)	10.76
	3/31/16	‡	10.77	0.08		0.23	0.31	(0.08)	(0.02)	(0.10)	10.98
Premier Class:	3/31/18		10.75	0.25		(0.17)	0.08	(0.25)	(0.00)	(0.25)	10.58
	3/31/17		10.98	0.23		(0.23)	0.00	(0.23)	—	(0.23)	10.75
	3/31/16		11.03	0.23		(0.03)	0.20	(0.23)	(0.02)	(0.25)	10.98
	3/31/15		10.67	0.22		0.37	0.59	(0.22)	(0.01)	(0.23)	11.03
	3/31/14		10.93	0.19		(0.25)	(0.06)	(0.19)	(0.01)	(0.20)	10.67
Retirement Class:	3/31/18		10.75	0.24		(0.16)	0.08	(0.24)	(0.00)	(0.24)	10.59
	3/31/17		10.98	0.22		(0.23)	(0.01)	(0.22)	—	(0.22)	10.75
	3/31/16		11.04	0.22		(0.04)	0.18	(0.22)	(0.02)	(0.24)	10.98
	3/31/15		10.68	0.21		0.37	0.58	(0.21)	(0.01)	(0.22)	11.04
	3/31/14		10.93	0.18		(0.24)	(0.06)	(0.18)	(0.01)	(0.19)	10.68
Retail Class:	3/31/18		10.75	0.23		(0.16)	0.07	(0.23)	(0.00)	(0.23)	10.59
	3/31/17		10.98	0.21		(0.23)	(0.02)	(0.21)	—	(0.21)	10.75
	3/31/16		11.04	0.21		(0.04)	0.17	(0.21)	(0.02)	(0.23)	10.98
	3/31/15		10.68	0.20		0.37	0.57	(0.20)	(0.01)	(0.21)	11.04
	3/31/14		10.93	0.17		(0.24)	(0.07)	(0.17)	(0.01)	(0.18)	10.68

60	2018 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

				Ratios and supplemental data
	For the period			Net assets at		Ratios to average net assets						Portfolio	Portfolio turnover rate excluding
	or year ended		Total return	end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	turnover rate	mortgage dollar rolls
BOND FUND
Institutional Class:	3/31/18		1.83%	$4,343,864		0.30%		0.30%		2.95%		155%	130%
	3/31/17		2.29	3,777,813		0.31		0.31		2.75		277	179
	3/31/16		2.05	2,729,221		0.31		0.31		2.72		309	166
	3/31/15		5.59	2,501,853		0.31		0.31		2.32		328	162
	3/31/14		0.96	1,882,776		0.32		0.32		2.46		307	156
Advisor Class:	3/31/18		1.74	5,148		0.38		0.38		2.95		155	130
	3/31/17		2.28	210		0.33		0.33		2.74		277	179
	3/31/16	‡	2.71 [b]	102		0.53	[c]	0.46	[c]	2.78	[c]	309	166
Premier Class:	3/31/18		1.67	25,584		0.45		0.45		2.79		155	130
	3/31/17		2.04	27,651		0.46		0.46		2.60		277	179
	3/31/16		1.89	30,009		0.46		0.46		2.59		309	166
	3/31/15		5.43	19,336		0.47		0.47		2.17		328	162
	3/31/14		0.90	17,715		0.47		0.47		2.30		307	156
Retirement Class:	3/31/18		1.49	213,497		0.55		0.55		2.69		155	130
	3/31/17		2.04	224,159		0.56		0.56		2.50		277	179
	3/31/16		1.80	234,458		0.56		0.56		2.45		309	166
	3/31/15		5.27	266,855		0.56		0.56		2.06		328	162
	3/31/14		0.73	350,208		0.57		0.57		2.21		307	156
Retail Class:	3/31/18		1.45	97,066		0.60		0.60		2.65		155	130
	3/31/17		1.99	90,587		0.61		0.61		2.45		277	179
	3/31/16		1.75	79,566		0.62		0.62		2.41		309	166
	3/31/15		5.21	78,781		0.62		0.62		2.01		328	162
	3/31/14		0.75	74,396		0.63		0.63		2.13		307	156

BOND INDEX FUND
Institutional Class:	3/31/18		0.89	9,558,420		0.12		0.12		2.45		15	15
	3/31/17		0.15	7,372,654		0.12		0.12		2.27		14	14
	3/31/16		1.99	6,115,247		0.12		0.12		2.28		22	22
	3/31/15		5.73	5,727,975		0.12		0.12		2.18		20	20
	3/31/14		(0.39)	4,964,509		0.12		0.12		1.98		23	23
Advisor Class:	3/31/18		0.78	282		0.20		0.20		2.30		15	15
	3/31/17		0.22	4,636		0.18		0.18		2.36		14	14
	3/31/16	‡	2.84 [b]	102		0.34	[c]	0.27	[c]	2.23	[c]	22	22
Premier Class:	3/31/18		0.74	33,640		0.27		0.27		2.30		15	15
	3/31/17		0.00	30,001		0.27		0.27		2.10		14	14
	3/31/16		1.84	52,687		0.27		0.27		2.13		22	22
	3/31/15		5.58	48,961		0.27		0.27		2.04		20	20
	3/31/14		(0.54)	31,048		0.27		0.27		1.82		23	23
Retirement Class:	3/31/18		0.73	179,875		0.37		0.37		2.20		15	15
	3/31/17		(0.10)	139,123		0.37		0.37		2.02		14	14
	3/31/16		1.64	120,858		0.37		0.37		2.03		22	22
	3/31/15		5.47	96,643		0.37		0.37		1.93		20	20
	3/31/14		(0.55)	73,881		0.37		0.37		1.72		23	23
Retail Class:	3/31/18		0.66	20,927		0.44		0.44		2.12		15	15
	3/31/17		(0.18)	21,467		0.44		0.44		1.94		14	14
	3/31/16		1.55	21,540		0.46		0.46		1.94		22	22
	3/31/15		5.38	18,307		0.45		0.45		1.85		20	20
	3/31/14		(0.65)	14,058		0.49		0.48		1.61		23	23

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Annual Report	61

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

BOND PLUS FUND
Institutional Class:	3/31/18		$10.36	$0.33		$(0.11)	$0.22	$(0.33)	$(0.01)	$(0.34)	$10.24
	3/31/17		10.47	0.33		(0.02)	0.31	(0.32)	(0.10)	(0.42)	10.36
	3/31/16		10.75	0.32		(0.16)	0.16	(0.32)	(0.12)	(0.44)	10.47
	3/31/15		10.58	0.29		0.30	0.59	(0.29)	(0.13)	(0.42)	10.75
	3/31/14		10.78	0.28		(0.16)	0.12	(0.28)	(0.04)	(0.32)	10.58
Advisor Class:	3/31/18		10.37	0.32		(0.11)	0.21	(0.32)	(0.01)	(0.33)	10.25
	3/31/17		10.48	0.30		0.01	0.31	(0.32)	(0.10)	(0.42)	10.37
	3/31/16	‡	10.45	0.10		0.15	0.25	(0.10)	(0.12)	(0.22)	10.48
Premier Class:	3/31/18		10.36	0.32		(0.12)	0.20	(0.31)	(0.01)	(0.32)	10.24
	3/31/17		10.47	0.31		(0.01)	0.30	(0.31)	(0.10)	(0.41)	10.36
	3/31/16		10.75	0.30		(0.16)	0.14	(0.30)	(0.12)	(0.42)	10.47
	3/31/15		10.58	0.27		0.30	0.57	(0.27)	(0.13)	(0.40)	10.75
	3/31/14		10.78	0.27		(0.16)	0.11	(0.27)	(0.04)	(0.31)	10.58
Retirement Class:	3/31/18		10.37	0.31		(0.11)	0.20	(0.30)	(0.01)	(0.31)	10.26
	3/31/17		10.49	0.30		(0.02)	0.28	(0.30)	(0.10)	(0.40)	10.37
	3/31/16		10.76	0.29		(0.15)	0.14	(0.29)	(0.12)	(0.41)	10.49
	3/31/15		10.59	0.26		0.30	0.56	(0.26)	(0.13)	(0.39)	10.76
	3/31/14		10.80	0.26		(0.17)	0.09	(0.26)	(0.04)	(0.30)	10.59
Retail Class:	3/31/18		10.38	0.30		(0.11)	0.19	(0.30)	(0.01)	(0.31)	10.26
	3/31/17		10.49	0.30		(0.02)	0.28	(0.29)	(0.10)	(0.39)	10.38
	3/31/16		10.77	0.29		(0.17)	0.12	(0.28)	(0.12)	(0.40)	10.49
	3/31/15		10.60	0.26		0.29	0.55	(0.25)	(0.13)	(0.38)	10.77
	3/31/14		10.80	0.25		(0.16)	0.09	(0.25)	(0.04)	(0.29)	10.60

HIGH-YIELD FUND
Institutional Class:	3/31/18		9.80	0.51		(0.24)	0.27	(0.51)	—	(0.51)	9.56
	3/31/17		9.02	0.56		0.78	1.34	(0.56)	—	(0.56)	9.80
	3/31/16		9.94	0.55		(0.92)	(0.37)	(0.55)	—	(0.55)	9.02
	3/31/15		10.38	0.55		(0.32)	0.23	(0.55)	(0.12)	(0.67)	9.94
	3/31/14		10.51	0.57		0.11	0.68	(0.57)	(0.24)	(0.81)	10.38
Advisor Class:	3/31/18		9.80	0.49		(0.23)	0.26	(0.50)	—	(0.50)	9.56
	3/31/17		9.01	0.53		0.81	1.34	(0.55)	—	(0.55)	9.80
	3/31/16	‡	9.17	0.18		(0.16)	0.02	(0.18)	—	(0.18)	9.01
Premier Class:	3/31/18		9.81	0.49		(0.24)	0.25	(0.49)	—	(0.49)	9.57
	3/31/17		9.02	0.54		0.79	1.33	(0.54)	—	(0.54)	9.81
	3/31/16		9.94	0.53		(0.91)	(0.38)	(0.54)	—	(0.54)	9.02
	3/31/15		10.39	0.54		(0.33)	0.21	(0.54)	(0.12)	(0.66)	9.94
	3/31/14		10.51	0.55		0.13	0.68	(0.56)	(0.24)	(0.80)	10.39
Retirement Class:	3/31/18		9.81	0.48		(0.24)	0.24	(0.48)	—	(0.48)	9.57
	3/31/17		9.02	0.53		0.79	1.32	(0.53)	—	(0.53)	9.81
	3/31/16		9.94	0.52		(0.91)	(0.39)	(0.53)	—	(0.53)	9.02
	3/31/15		10.38	0.52		(0.31)	0.21	(0.53)	(0.12)	(0.65)	9.94
	3/31/14		10.51	0.54		0.11	0.65	(0.54)	(0.24)	(0.78)	10.38
Retail Class:	3/31/18		9.85	0.48		(0.24)	0.24	(0.48)	—	(0.48)	9.61
	3/31/17		9.06	0.53		0.79	1.32	(0.53)	—	(0.53)	9.85
	3/31/16		9.98	0.52		(0.91)	(0.39)	(0.53)	—	(0.53)	9.06
	3/31/15		10.43	0.52		(0.32)	0.20	(0.53)	(0.12)	(0.65)	9.98
	3/31/14		10.56	0.54		0.11	0.65	(0.54)	(0.24)	(0.78)	10.43

62	2018 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

				Ratios and supplemental data
													Portfolio
	For the												turnover rate
	period			Net assets at		Ratios to average net assets						Portfolio	excluding
	or year ended		Total return	end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	turnover rate	mortgage dollar rolls

BOND PLUS FUND
Institutional Class:	3/31/18		2.07%	$3,434,043		0.30%		0.30%		3.19%		156%	116%
	3/31/17		3.02	2,921,905		0.31		0.31		3.12		246	154
	3/31/16		1.56	2,449,009		0.31		0.31		3.05		293	172
	3/31/15		5.66	2,522,232		0.32		0.32		2.71		285	133
	3/31/14		1.20	1,807,530		0.33		0.33		2.70		290	97
Advisor Class:	3/31/18		1.99	24,604		0.37		0.37		3.17		156	116
	3/31/17		2.98	1,658		0.40		0.40		2.98		246	154
	3/31/16	‡	2.46 [b]	102		0.53	[c]	0.46	[c]	3.06	[c]	293	172
Premier Class:	3/31/18		1.92	22,115		0.46		0.46		3.02		156	116
	3/31/17		2.87	41,849		0.46		0.46		2.97		246	154
	3/31/16		1.41	26,983		0.46		0.46		2.92		293	172
	3/31/15		5.60	17,022		0.47		0.47		2.57		285	133
	3/31/14		0.95	12,140		0.48		0.48		2.51		290	97
Retirement Class:	3/31/18		1.92	426,965		0.55		0.55		2.94		156	116
	3/31/17		2.67	333,416		0.56		0.56		2.87		246	154
	3/31/16		1.41	198,216		0.56		0.56		2.80		293	172
	3/31/15		5.39	200,632		0.57		0.57		2.46		285	133
	3/31/14		0.86	194,476		0.58		0.58		2.44		290	97
Retail Class:	3/31/18		1.75	264,757		0.62		0.62		2.87		156	116
	3/31/17		2.69	263,847		0.63		0.63		2.80		246	154
	3/31/16		1.25	264,536		0.63		0.63		2.73		293	172
	3/31/15		5.31	270,579		0.64		0.64		2.39		285	133
	3/31/14		0.86	262,239		0.67		0.67		2.34		290	97

HIGH-YIELD FUND
Institutional Class:	3/31/18		2.72	2,844,390		0.36		0.36		5.19		40	40
	3/31/17		15.24	2,417,175		0.36		0.36		5.81		52	52
	3/31/16		(3.84)	2,253,957		0.36		0.36		5.86		50	50
	3/31/15		2.33	2,154,591		0.36		0.36		5.41		71	71
	3/31/14		6.78	1,790,122		0.37		0.37		5.51		69	69
Advisor Class:	3/31/18		2.62	5,199		0.46		0.46		5.03		40	40
	3/31/17		15.17	5,133		0.43		0.43		5.55		52	52
	3/31/16	‡	0.23 [b]	102		0.58	[c]	0.51	[c]	6.31	[c]	50	50
Premier Class:	3/31/18		2.57	130,399		0.51		0.51		5.02		40	40
	3/31/17		15.06	144,573		0.51		0.51		5.64		52	52
	3/31/16		(3.87)	73,106		0.51		0.51		5.80		50	50
	3/31/15		2.08	33,545		0.51		0.51		5.26		71	71
	3/31/14		6.72	30,851		0.52		0.52		5.36		69	69
Retirement Class:	3/31/18		2.47	418,842		0.61		0.61		4.93		40	40
	3/31/17		14.95	361,397		0.61		0.61		5.55		52	52
	3/31/16		(3.97)	248,713		0.61		0.61		5.61		50	50
	3/31/15		2.08	245,574		0.61		0.61		5.10		71	71
	3/31/14		6.51	402,054		0.62		0.62		5.26		69	69
Retail Class:	3/31/18		2.47	623,780		0.62		0.62		4.91		40	40
	3/31/17		15.01	620,629		0.63		0.63		5.53		52	52
	3/31/16		(4.06)	441,569		0.63		0.63		5.55		50	50
	3/31/15		1.97	541,978		0.64		0.64		5.11		71	71
	3/31/14		6.48	600,237		0.65		0.65		5.23		69	69

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Annual Report	63

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

INFLATION-LINKED BOND FUND
Institutional Class:	3/31/18		$11.48	$0.23		$(0.20)	$ 0.03	$(0.23)	$ —	$(0.23)	$11.28
	3/31/17		11.53	0.27		(0.14)	0.13	(0.18)	—	(0.18)	11.48
	3/31/16		11.52	0.16		(0.11)	0.05	(0.04)	—	(0.04)	11.53
	3/31/15		11.41	0.02		0.31	0.33	(0.21)	(0.01)	(0.22)	11.52
	3/31/14		12.40	0.20		(1.01)	(0.81)	(0.17)	(0.01)	(0.18)	11.41
Advisor Class:	3/31/18		11.48	0.21		(0.20)	0.01	(0.21)	—	(0.21)	11.28
	3/31/17		11.53	0.30		(0.18)	0.12	(0.17)	—	(0.17)	11.48
	3/31/16	‡	11.24	(0.04)		0.37	0.33	(0.04)	—	(0.04)	11.53
Premier Class:	3/31/18		11.45	0.22		(0.21)	0.01	(0.21)	—	(0.21)	11.25
	3/31/17		11.50	0.25		(0.14)	0.11	(0.16)	—	(0.16)	11.45
	3/31/16		11.49	0.12		(0.09)	0.03	(0.02)	—	(0.02)	11.50
	3/31/15		11.39	0.01		0.30	0.31	(0.20)	(0.01)	(0.21)	11.49
	3/31/14		12.38	0.22		(1.05)	(0.83)	(0.15)	(0.01)	(0.16)	11.39
Retirement Class:	3/31/18		11.56	0.21		(0.21)	0.00	(0.20)	—	(0.20)	11.36
	3/31/17		11.61	0.24		(0.14)	0.10	(0.15)	—	(0.15)	11.56
	3/31/16		11.60	0.14		(0.11)	0.03	(0.02)	—	(0.02)	11.61
	3/31/15		11.50	0.04		0.27	0.31	(0.20)	(0.01)	(0.21)	11.60
	3/31/14		12.50	0.18		(1.03)	(0.85)	(0.14)	(0.01)	(0.15)	11.50
Retail Class:	3/31/18		11.20	0.19		(0.20)	(0.01)	(0.19)	—	(0.19)	11.00
	3/31/17		11.25	0.23		(0.14)	0.09	(0.14)	—	(0.14)	11.20
	3/31/16		11.24	0.14		(0.12)	0.02	(0.01)	—	(0.01)	11.25
	3/31/15		11.16	0.01		0.27	0.28	(0.19)	(0.01)	(0.20)	11.24
	3/31/14		12.13	0.18		(1.01)	(0.83)	(0.13)	(0.01)	(0.14)	11.16

SHORT-TERM BOND FUND
Institutional Class:	3/31/18		10.34	0.20		(0.08)	0.12	(0.20)	(0.01)	(0.21)	10.25
	3/31/17		10.34	0.19		—	0.19	(0.19)	(0.00)[d]	(0.19)	10.34
	3/31/16		10.39	0.17		(0.05)	0.12	(0.17)	(0.00)[d]	(0.17)	10.34
	3/31/15		10.41	0.13		(0.01)	0.12	(0.13)	(0.01)	(0.14)	10.39
	3/31/14		10.52	0.15		(0.09)	0.06	(0.15)	(0.02)	(0.17)	10.41
Advisor Class:	3/31/18		10.34	0.20		(0.09)	0.11	(0.20)	(0.01)	(0.21)	10.24
	3/31/17		10.33	0.19		0.01	0.20	(0.19)	(0.00)[d]	(0.19)	10.34
	3/31/16	‡	10.31	0.05		0.02	0.07	(0.05)	(0.00)[d]	(0.05)	10.33
Premier Class:	3/31/18		10.35	0.18		(0.07)	0.11	(0.19)	(0.01)	(0.20)	10.26
	3/31/17		10.35	0.17		—	0.17	(0.17)	(0.00)[d]	(0.17)	10.35
	3/31/16		10.40	0.16		(0.05)	0.11	(0.16)	(0.00)[d]	(0.16)	10.35
	3/31/15		10.42	0.12		(0.01)	0.11	(0.12)	(0.01)	(0.13)	10.40
	3/31/14		10.53	0.13		(0.09)	0.04	(0.13)	(0.02)	(0.15)	10.42
Retirement Class:	3/31/18		10.35	0.17		(0.07)	0.10	(0.18)	(0.01)	(0.19)	10.26
	3/31/17		10.35	0.16		—	0.16	(0.16)	(0.00)[d]	(0.16)	10.35
	3/31/16		10.40	0.15		(0.05)	0.10	(0.15)	(0.00)[d]	(0.15)	10.35
	3/31/15		10.42	0.11		(0.01)	0.10	(0.11)	(0.01)	(0.12)	10.40
	3/31/14		10.53	0.12		(0.09)	0.03	(0.12)	(0.02)	(0.14)	10.42
Retail Class:	3/31/18		10.35	0.17		(0.08)	0.09	(0.17)	(0.01)	(0.18)	10.26
	3/31/17		10.34	0.16		0.01	0.17	(0.16)	(0.00)[d]	(0.16)	10.35
	3/31/16		10.40	0.14		(0.06)	0.08	(0.14)	(0.00)[d]	(0.14)	10.34
	3/31/15		10.42	0.10		(0.01)	0.09	(0.10)	(0.01)	(0.11)	10.40
	3/31/14		10.53	0.12		(0.09)	0.03	(0.12)	(0.02)	(0.14)	10.42

64	2018 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

				Ratios and supplemental data
	For the
	period			Net assets at		Ratios to average net assets						Portfolio
	or year ended		Total return	end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	turnover rate

INFLATION-LINKED BOND FUND
Institutional Class:	3/31/18		0.23%	$2,542,095		0.26%		0.26%		2.05%		17%
	3/31/17		1.12	2,163,413		0.26		0.26		2.31		28
	3/31/16		0.41	1,903,233		0.27		0.27		1.45		27
	3/31/15		2.92	1,713,985		0.26		0.26		0.16		17
	3/31/14		(6.55)	1,472,700		0.27		0.27		1.68		10
Advisor Class:	3/31/18		0.12	270		0.42		0.41		1.88		17
	3/31/17		1.08	225		0.28		0.28		2.62		28
	3/31/16	‡	2.90 [b]	103		0.48	[c]	0.42	[c]	(1.16)[c]		27
Premier Class:	3/31/18		0.08	10,811		0.41		0.41		1.90		17
	3/31/17		0.97	11,361		0.41		0.41		2.20		28
	3/31/16		0.31	10,486		0.42		0.42		1.10		27
	3/31/15		2.76	7,545		0.42		0.42		0.08		17
	3/31/14		(6.72)	7,433		0.42		0.42		1.90		10
Retirement Class:	3/31/18		(0.03)	231,263		0.51		0.51		1.81		17
	3/31/17		0.84	235,188		0.57		0.55		2.07		28
	3/31/16		0.22	217,000		0.52		0.52		1.20		27
	3/31/15		2.67	166,302		0.51		0.51		0.32		17
	3/31/14		(6.82)	190,395		0.52		0.52		1.54		10
Retail Class:	3/31/18		(0.14)	110,279		0.59		0.59		1.70		17
	3/31/17		0.83	121,954		0.58		0.58		2.03		28
	3/31/16		0.18	125,137		0.58		0.58		1.27		27
	3/31/15		2.55	138,801		0.57		0.57		0.08		17
	3/31/14		(6.85)	150,162		0.59		0.59		1.55		10

SHORT-TERM BOND FUND
Institutional Class:	3/31/18		1.14	1,462,512		0.27		0.27		1.95		77
	3/31/17		1.84	1,606,917		0.27		0.27		1.81		103
	3/31/16		1.18	1,282,105		0.27		0.27		1.66		93
	3/31/15		1.18	1,170,805		0.27		0.27		1.28		114
	3/31/14		0.56	938,244		0.28		0.28		1.42		112
Advisor Class:	3/31/18		1.02	286		0.29		0.29		1.98		77
	3/31/17		1.94	100		0.28		0.28		1.81		103
	3/31/16	‡	0.72 [b]	100		0.50	[c]	0.43	[c]	1.62	[c]	93
Premier Class:	3/31/18		0.99	11,705		0.42		0.42		1.78		77
	3/31/17		1.69	14,966		0.42		0.42		1.66		103
	3/31/16		1.03	11,709		0.42		0.42		1.51		93
	3/31/15		1.02	10,103		0.42		0.42		1.13		114
	3/31/14		0.41	11,982		0.43		0.43		1.27		112
Retirement Class:	3/31/18		0.89	100,591		0.52		0.52		1.69		77
	3/31/17		1.59	107,016		0.52		0.52		1.57		103
	3/31/16		0.93	97,057		0.52		0.52		1.41		93
	3/31/15		0.92	100,515		0.52		0.52		1.04		114
	3/31/14		0.31	206,496		0.53		0.53		1.18		112
Retail Class:	3/31/18		0.84	126,010		0.57		0.57		1.65		77
	3/31/17		1.62	130,393		0.58		0.58		1.50		103
	3/31/16		0.78	138,591		0.58		0.58		1.35		93
	3/31/15		0.87	152,100		0.58		0.58		0.98		114
	3/31/14		0.25	169,391		0.60		0.60		1.10		112

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Annual Report	65

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

SHORT-TERM BOND INDEX FUND
Institutional Class:	3/31/18		$ 9.97	$0.14		$(0.13)	$0.01	$(0.14)	$—	$(0.14)	$ 9.84
	3/31/17		10.03	0.10		(0.06)	0.04	(0.10)	—	(0.10)	9.97
	3/31/16	^	10.00	0.05		0.03	0.08	(0.05)	(0.00)[d]	(0.05)	10.03
Advisor Class:	3/31/18		9.97	0.13		(0.13)	0.00	(0.13)	—	(0.13)	9.84
	3/31/17		10.03	0.10		(0.06)	0.04	(0.10)	—	(0.10)	9.97
	3/31/16	‡	9.97	0.02		0.06	0.08	(0.02)	(0.00)[d]	(0.02)	10.03
Premier Class:	3/31/18		9.97	0.13		(0.14)	(0.01)	(0.13)	—	(0.13)	9.83
	3/31/17		10.03	0.09		(0.06)	0.03	(0.09)	—	(0.09)	9.97
	3/31/16	^	10.00	0.04		0.03	0.07	(0.04)	(0.00)[d]	(0.04)	10.03
Retirement Class:	3/31/18		9.97	0.12		(0.13)	(0.01)	(0.12)	—	(0.12)	9.84
	3/31/17		10.03	0.08		(0.06)	0.02	(0.08)	—	(0.08)	9.97
	3/31/16	^	10.00	0.04		0.03	0.07	(0.04)	(0.00)[d]	(0.04)	10.03
Retail Class:	3/31/18		9.97	0.11		(0.13)	(0.02)	(0.11)	—	(0.11)	9.84
	3/31/17		10.03	0.07		(0.06)	0.01	(0.07)	—	(0.07)	9.97
	3/31/16	^	10.00	0.03		0.03	0.06	(0.03)	(0.00)[d]	(0.03)	10.03

SOCIAL CHOICE BOND FUND
Institutional Class:	3/31/18		10.18	0.27		(0.05)	0.22	(0.26)	—	(0.26)	10.14
	3/31/17		10.32	0.24		(0.06)	0.18	(0.25)	(0.07)	(0.32)	10.18
	3/31/16		10.45	0.26		(0.09)	0.17	(0.26)	(0.04)	(0.30)	10.32
	3/31/15		9.98	0.21		0.60	0.81	(0.21)	(0.13)	(0.34)	10.45
	3/31/14		10.03	0.17		(0.04)	0.13	(0.17)	(0.01)	(0.18)	9.98
Advisor Class:	3/31/18		10.19	0.26		(0.05)	0.21	(0.25)	—	(0.25)	10.15
	3/31/17		10.32	0.21		(0.03)	0.18	(0.24)	(0.07)	(0.31)	10.19
	3/31/16	‡	10.20	0.08		0.16	0.24	(0.08)	(0.04)	(0.12)	10.32
Premier Class:	3/31/18		10.19	0.25		(0.05)	0.20	(0.24)	—	(0.24)	10.15
	3/31/17		10.31	0.23		(0.04)	0.19	(0.24)	(0.07)	(0.31)	10.19
	3/31/16		10.45	0.25		(0.11)	0.14	(0.24)	(0.04)	(0.28)	10.31
	3/31/15		9.98	0.20		0.60	0.80	(0.20)	(0.13)	(0.33)	10.45
	3/31/14		10.03	0.16		(0.04)	0.12	(0.16)	(0.01)	(0.17)	9.98
Retirement Class:	3/31/18		10.19	0.24		(0.06)	0.18	(0.23)	—	(0.23)	10.14
	3/31/17		10.32	0.22		(0.05)	0.17	(0.23)	(0.07)	(0.30)	10.19
	3/31/16		10.45	0.23		(0.09)	0.14	(0.23)	(0.04)	(0.27)	10.32
	3/31/15		9.98	0.19		0.60	0.79	(0.19)	(0.13)	(0.32)	10.45
	3/31/14		10.03	0.16		(0.05)	0.11	(0.15)	(0.01)	(0.16)	9.98
Retail Class:	3/31/18		10.18	0.24		(0.05)	0.19	(0.23)	—	(0.23)	10.14
	3/31/17		10.31	0.22		(0.06)	0.16	(0.22)	(0.07)	(0.29)	10.18
	3/31/16		10.45	0.23		(0.10)	0.13	(0.23)	(0.04)	(0.27)	10.31
	3/31/15		9.98	0.19		0.59	0.78	(0.18)	(0.13)	(0.31)	10.45
	3/31/14		10.03	0.14		(0.04)	0.10	(0.14)	(0.01)	(0.15)	9.98

TAX-EXEMPT BOND FUND
Institutional Class:	3/31/18		10.25	0.24		0.01	0.25	(0.24)	(0.00)[d]	(0.24)	10.26
	3/31/17		10.72	0.22		(0.29)	(0.07)	(0.23)	(0.17)	(0.40)	10.25
	3/31/16		10.82	0.22		0.06	0.28	(0.22)	(0.16)	(0.38)	10.72
	3/31/15		10.51	0.24		0.41	0.65	(0.23)	(0.11)	(0.34)	10.82
	3/31/14		11.08	0.25		(0.51)	(0.26)	(0.25)	(0.06)	(0.31)	10.51
Advisor Class:	3/31/18		10.25	0.24		0.01	0.25	(0.24)	(0.00)[d]	(0.24)	10.26
	3/31/17		10.72	0.23		(0.30)	(0.07)	(0.23)	(0.17)	(0.40)	10.25
	3/31/16	‡	10.75	0.07		0.13	0.20	(0.07)	(0.16)	(0.23)	10.72
Retail Class:	3/31/18		10.26	0.21		0.01	0.22	(0.21)	(0.00)[d]	(0.21)	10.27
	3/31/17		10.73	0.20		(0.30)	(0.10)	(0.20)	(0.17)	(0.37)	10.26
	3/31/16		10.84	0.19		0.05	0.24	(0.19)	(0.16)	(0.35)	10.73
	3/31/15		10.52	0.20		0.43	0.63	(0.20)	(0.11)	(0.31)	10.84
	3/31/14		11.10	0.22		(0.52)	(0.30)	(0.22)	(0.06)	(0.28)	10.52

66	2018 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

				Ratios and supplemental data
														Portfolio
	For the													turnover rate
	period			Net assets at		Ratios to average net assets						Portfolio		excluding
	or year ended		Total return	end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	turnover rate		mortgage dollar rolls

SHORT-TERM BOND INDEX FUND
Institutional Class:	3/31/18		0.11%	$ 328,156		0.18%		0.08%		1.45%		57%		57%
	3/31/17		0.44	165,909		0.25		0.12		1.05		61		61
	3/31/16	^	0.85 [b]	106,153		0.45	[c]	0.12	[c]	0.85	[c]	53	[b]	53	[b]
Advisor Class:	3/31/18		(0.03)	496		0.38		0.22		1.32		57		57
	3/31/17		0.44	171		0.25		0.12		1.05		61		61
	3/31/16	‡	0.85 [b]	101		0.67	[c]	0.27	[c]	0.77	[c]	53	[b]	53	[b]
Premier Class:	3/31/18		(0.14)	643		0.34		0.23		1.28		57		57
	3/31/17		0.28	362		0.41		0.27		0.85		61		61
	3/31/16	^	0.75 [b]	1,003		0.84	[c]	0.27	[c]	0.69	[c]	53	[b]	53	[b]
Retirement Class:	3/31/18		(0.14)	26,749		0.43		0.33		1.22		57		57
	3/31/17		0.19	10,687		0.50		0.37		0.80		61		61
	3/31/16	^	0.69 [b]	4,975		0.80	[c]	0.37	[c]	0.63	[c]	53	[b]	53	[b]
Retail Class:	3/31/18		(0.24)	1,990		0.64		0.44		1.06		57		57
	3/31/17		0.13	1,935		0.55		0.42		0.73		61		61
	3/31/16	^	0.62 [b]	1,742		1.02	[c]	0.47	[c]	0.50	[c]	53	[b]	53	[b]

SOCIAL CHOICE BOND FUND
Institutional Class:	3/31/18		2.14	1,203,023		0.39		0.39		2.61		112		89
	3/31/17		1.73	618,298		0.40		0.40		2.36		182		115
	3/31/16		1.64	377,577		0.41		0.40		2.50		107		107
	3/31/15		8.19	276,997		0.45		0.40		2.08		459		459
	3/31/14		1.33	85,771		0.59		0.40		1.76		393		393
Advisor Class:	3/31/18		2.09	239,374		0.44		0.44		2.55		112		89
	3/31/17		1.68	113,376		0.53		0.52		2.13		182		115
	3/31/16	‡	2.40 [b]	102		0.63	[c]	0.55	[c]	2.53	[c]	107		107
Premier Class:	3/31/18		1.99	30,079		0.54		0.54		2.44		112		89
	3/31/17		1.78	17,334		0.55		0.55		2.24		182		115
	3/31/16		1.39	29,475		0.56		0.55		2.43		107		107
	3/31/15		8.03	5,359		0.61		0.55		1.93		459		459
	3/31/14		1.18	2,019		0.75		0.55		1.64		393		393
Retirement Class:	3/31/18		1.79	364,848		0.64		0.64		2.34		112		89
	3/31/17		1.58	263,594		0.65		0.65		2.12		182		115
	3/31/16		1.39	223,415		0.66		0.65		2.28		107		107
	3/31/15		7.93	100,119		0.70		0.65		1.87		459		459
	3/31/14		1.08	6,631		0.85		0.65		1.56		393		393
Retail Class:	3/31/18		1.88	176,995		0.65		0.65		2.33		112		89
	3/31/17		1.56	107,219		0.67		0.67		2.10		182		115
	3/31/16		1.26	72,933		0.69		0.68		2.23		107		107
	3/31/15		7.99	46,434		0.73		0.68		1.83		459		459
	3/31/14		0.89	6,717		0.92		0.74		1.45		393		393

TAX-EXEMPT BOND FUND
Institutional Class:	3/31/18		2.48	1,401		0.38		0.35		2.31		29		29
	3/31/17		(0.63)	2,418		0.37		0.35		2.04		59		59
	3/31/16		2.60	49,799		0.36		0.35		2.03		110		110
	3/31/15		6.27	43,616		0.35		0.35		2.19		155		155
	3/31/14		(2.33)	9,626		0.35		0.35		2.33		155		155
Advisor Class:	3/31/18		2.49	100		0.37		0.34		2.34		29		29
	3/31/17		(0.63)	99		0.38		0.36		2.15		59		59
	3/31/16	‡	1.85 [b]	101		0.58	[c]	0.50	[c]	2.00	[c]	110		110
Retail Class:	3/31/18		2.20	266,695		0.65		0.62		2.06		29		29
	3/31/17		(0.90)	281,643		0.65		0.63		1.87		59		59
	3/31/16		2.22	296,355		0.63		0.63		1.75		110		110
	3/31/15		6.07	306,179		0.63		0.63		1.90		155		155
	3/31/14		(2.69)	327,779		0.63		0.63		2.06		155		155

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Annual Report	67

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain		Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	unrealized gain (loss) on total investments	(loss) from investment operations		Net investment income	Net realized gains	dividends and distributions	value, end of period

MONEY MARKET FUND
Institutional Class:	3/31/18		$1.00	$0.01		$ —	$0.01		$(0.01)	$ —	$(0.01)	$1.00
	3/31/17		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
	3/31/16		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
	3/31/15		1.00	—		—	—		—	—	—	1.00
	3/31/14		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	(0.00)[d]	(0.00)[d]	1.00
Advisor Class:	3/31/18		1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00
	3/31/17		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
	3/31/16	‡	1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
Premier Class:	3/31/18		1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00
	3/31/17		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
	3/31/16		1.00	—		—	—		—	—	—	1.00
	3/31/15		1.00	—		—	—		—	—	—	1.00
	3/31/14		1.00	0.00	[d]	—	0.00	[d]	—	(0.00)[d]	—	1.00
Retirement Class:	3/31/18		1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00
	3/31/17		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
	3/31/16		1.00	—		—	—		—	—	—	1.00
	3/31/15		1.00	—		—	—		—	—	—	1.00
	3/31/14		1.00	0.00	[d]	—	0.00	[d]	—	(0.00)[d]	—	1.00
Retail Class:	3/31/18		1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00
	3/31/17		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—	(0.00)[d]	1.00
	3/31/16		1.00	—		—	—		—	—	—	1.00
	3/31/15		1.00	—		—	—		—	—	—	1.00
	3/31/14		1.00	0.00	[d]	—	0.00	[d]	—	(0.00)[d]	—	1.00
^	The Fund commenced operations on August 7, 2015.
‡	Advisor Class commenced operations on December 4, 2015.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.

68	2018 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

concluded

					Ratios and supplemental data

	For the
	period				Net assets at		Ratios to average net assets						Portfolio
	or year				end of period		Gross		Net		Net investment		turnover
	ended		Total return		(in thousands	)	expenses		expenses		income (loss	)	rate

MONEY MARKET FUND
Institutional Class:	3/31/18		0.96%		$487,762		0.15%		0.15%		0.95%		—%
	3/31/17		0.34		458,837		0.14		0.14		0.35		—
	3/31/16		0.09		339,325		0.14		0.14		0.09		—
	3/31/15		0.00		316,667		0.14		0.12		0.00		—
	3/31/14		0.01		345,892		0.13		0.13		0.01		—
Advisor Class:	3/31/18		1.04		100		0.06		0.06		1.03		—
	3/31/17		0.29		100		0.19		0.19		0.29		—
	3/31/16	‡	0.02	[b]	100		0.36	[c]	0.29	[c]	0.08	[c]	—
Premier Class:	3/31/18		0.80		44,548		0.29		0.29		0.82		—
	3/31/17		0.19		32,044		0.29		0.29		0.19		—
	3/31/16		0.00		25,222		0.29		0.24		0.00		—
	3/31/15		0.00		4,247		0.29		0.12		0.00		—
	3/31/14		0.00		5,371		0.28		0.14		0.00		—
Retirement Class:	3/31/18		0.70		126,187		0.40		0.40		0.71		—
	3/31/17		0.09		109,765		0.39		0.39		0.09		—
	3/31/16		0.00		94,131		0.39		0.23		0.00		—
	3/31/15		0.00		88,424		0.39		0.12		0.00		—
	3/31/14		0.00		90,363		0.38		0.14		0.00		—
Retail Class:	3/31/18		0.62		303,155		0.48		0.48		0.61		—
	3/31/17		0.03		318,718		0.49		0.45		0.03		—
	3/31/16		0.00		344,809		0.48		0.22		0.00		—
	3/31/15		0.00		365,853		0.48		0.12		0.00		—
	3/31/14		0.00		415,477		0.50		0.14		0.00		—

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2018 Annual Report	69

Notes to financial statements

TIAA-CREF Funds

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Bond Fund, Bond Index Fund, Bond Plus Fund, High-Yield Fund, Inflation-Linked Bond Fund, Short-Term Bond Fund, Short-Term Bond Index Fund, Social Choice Bond Fund, Tax-Exempt Bond Fund and the Money Market Fund (collectively the “Funds” or individually, the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended March 31, 2018, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, dividend reclassifications, deflation adjustments on Treasury Inflation-Protected Securities, income generated from swaps, and the utilization of tax equalization credits were identified and reclassified among the components of the Funds’ net assets. Net investment income

70	2018 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

and net realized gains (losses), as disclosed on the Statements of Operations, and net assets were not affected by these reclassifications.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New accounting pronouncement: In March 2017, FASB issued ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will reduce losses recognized when a security is called on an earlier date. This guidance is effective for fiscal years beginning after December 15, 2018. The Funds early adopted this accounting pronouncement for this annual report. The adoption did not have a material impact on the Funds’ financial statements and notes disclosures.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 1, 2019, but still requires the Funds to maintain the data that would have been filed on Form N-PORT during the deferral period. Management is currently assessing the impact of Forms N-PORT and N-CEN on the Funds’ various filings. On August 1, 2017, the Funds implemented amendments to Regulation S-X related to derivatives and other disclosures in the financial statements and other filings. The amended S-X disclosures required under this rule did not have an impact on net assets or results of operations but resulted in new disclosures in the schedules of investments for certain investment types. Please refer to the schedules of investments, Note 3, and Note 4 of the financial statements disclosures for details.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule, in relation to the implementation of the liquidity risk management program and the 15% illiquid investment limit, must be adopted by December 1, 2018. In February 2018, the Commission issued Release No. IC-33010, which delayed the compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule was September 5, 2017. This rule did not materially impact the Funds’ financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the NAV per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statements of Assets and Liabilities. As of March 31, 2018, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

TIAA-CREF Funds: Fixed Income Funds ■ 2018 Annual Report	71

Notes to financial statements

Exchange-traded equity securities, common and preferred stock:

Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

The Money Market Fund: The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Cross currency swap contracts: Cross currency swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Cross currency swaps are generally categorized as Level 2 in the fair value hierarchy.

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate and are categorized as Level 2 of the fair value hierarchy.

Unfunded loan commitment: Unfunded loan commitments are marked-to-market daily based upon a price supplied by a pricing service. Unfunded loan commitments are generally categorized as Level 2 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the year ended March 31, 2018, there were no material transfers between levels by the Funds.

Transfers between levels are recognized at the end of the reporting period. For the year ended March 31, 2018, the High-Yield Fund and the Social Choice Bond Fund had material transfers from Level 2 to Level 3 as a result of various market related factors. Also, the Social Choice Bond Fund had transfers from Level 3 to Level 2 as a result of various market related factors. Please refer to the Level 3 reconciliation below.

As of March 31, 2018, 100% of the value of investments in the Short-Term Bond Index Fund, the Tax-Exempt Bond Fund, and the Money Market Fund were valued based on Level 2 inputs.

The following table summarizes the market value of the Funds’ investments as of March 31, 2018, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Bond
Bank loan obligations	$—	$39,071,248	$635,345	$39,706,593
Corporate bonds	—	1,609,899,547	484,590	1,610,384,137
Government bonds	—	1,829,445,418	—	1,829,445,418
Structured assets	—	1,069,499,686	4,579,591	1,074,079,277
Common stocks	353,904	—	—	353,904
Short-term investments	—	118,515,482	—	118,515,482
Total	$353,904	$4,666,431,381	$5,699,526	$4,672,484,811
Bond Index
Corporate bonds	$—	$2,634,079,841	$177,418	$2,634,257,259
Government bonds	—	6,845,443,474	—	6,845,443,474
Structured assets	—	252,798,017	—	252,798,017
Short-term investments	—	170,929,617	—	170,929,617
Total	$—	$9,903,250,949	$177,418	$9,903,428,367

72	2018 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

continued

Fund	Level 1	Level 2	Level 3	Total
Bond Plus
Bank loan obligations	$—	$128,262,957	$3,555,942	$131,818,899
Corporate bonds	—	1,318,437,243	4,825,654	1,323,262,897
Government bonds	—	2,000,555,885	4,469,500	2,005,025,385
Structured assets	—	552,398,446	16,503,802	568,902,248
Common stocks	2,562,657	703,511	—	3,266,168
Rights/Warrants	—	231,000	80,448	311,448
Short-term investments	—	136,176,521	—	136,176,521
Cross currency swap contracts**	—	(855,741)	—	(855,741)
Unfunded loan commitment***	—	734	—	734
Total	$2,562,657	$4,135,910,556	$29,435,346	$4,167,908,559
High-Yield
Bank loan obligations	$—	$290,302,923	$—	$290,302,923
Corporate bonds	—	3,413,705,148	55,971,355	3,469,676,503
Common stocks	38,117,246	4,719,460	—	42,836,706
Rights/Warrants	—	1,546,224	538,488	2,084,712
Short-term investments	—	223,634,744	—	223,634,744
Total	$38,117,246	$3,933,908,499	$56,509,843	$4,028,535,588
Inflation-Linked Bond
Government bonds	$—	$2,871,631,370	$—	$2,871,631,370
Short-term investments	—	23,879,530	—	23,879,530
Futures contracts**	(225,224)	—	—	(225,224)
Total	$(225,224)	$2,895,510,900	$—	$2,895,285,676
Short-Term Bond
Bank loan obligations	$—	$42,670,875	$—	$42,670,875
Corporate bonds	—	463,367,579	—	463,367,579
Government bonds	—	659,786,510	—	659,786,510
Structured assets	—	494,982,917	3,244,767	498,227,684
Short-term investments	—	55,713,930	—	55,713,930
Futures contracts**	(541,130)	—	—	(541,130)
Total	$(541,130)	$1,716,521,811	$3,244,767	$1,719,225,448
Social Choice Bond
Bank loan obligations	$—	$21,591,430	$1,647,444	$23,238,874
Corporate bonds	—	648,186,137	9,497,193	657,683,330
Government bonds	—	981,767,563	27,725,965	1,009,493,528
Structured assets	—	258,129,772	7,319,309	265,449,081
Preferred stocks	259,375	—	—	259,375
Short-term investments	—	40,888,980	—	40,888,980
Total	$259,375	$1,950,563,882	$46,189,911	$1,997,013,168

**	Derivative instruments are not reflected in the market value of portfolio investments.
***	Unfunded loan commitments are not reflected in the market value of portfolio investments.

The following table is a reconciliation of the Funds’ investments in which significant unobservable inputs (Level 3) were used in determining value:

	High-Yield	Social Choice Bond
Balance as of March 31, 2017	$8,780,800	$25,661,040
Purchases	17,528,952	13,745,902
Sales	(3,096,993)	(3,471,093)
Gains (losses)	(15,087,932)	6,127
Change in unrealized appreciation (depreciation)	9,449,123	(276,177)
Transfers out of Level 3	—	(987,172)
Transfers into Level 3	38,935,893	11,511,284
Balance as of March 31, 2018	$56,509,843	$46,189,911

The following table summarizes the significant unobservable inputs used to value Level 3 investments in the Funds’ as of March 31, 2018.

Fund	Fair value as of March 31, 2018	Valuation technique	Unobservable input	Range (weighted average)
High-Yield
Corporate bonds	$55,971,355	Market transaction	Discount	26.0%–57.0% (38.5%)
Rights/Warrants	538,488	Market transaction	†
Total	$56,509,843

TIAA-CREF Funds: Fixed Income Funds ■ 2018 Annual Report	73

Notes to financial statements

Fund	Fair value as of March 31, 2018	Valuation technique	Unobservable input	Range (weighted average)
Social Choice Bond
Bank loan obligations	$1,647,444	Broker quote	*
Corporate bonds	9,497,193	Broker quote	*
Government bonds	27,725,965	Broker quote	*
Structured assets	7,258,968	Broker quote	*
Structured assets	60,341	Market transaction	Discount	95.8% (95.8%)
Total	$46,189,911
*	Single source broker quote.
†	Market transaction refers to the most recent known market transaction.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At March 31, 2018, the following Funds have invested in derivative contracts which are reflected in the Funds’ Statements of Assets and Liabilities as follows:

	Liabilities derivatives
Derivative contracts	Location		Fair value amount
Bond Plus Fund
Cross currency contracts	Swap contracts	*	$971,863
Inflation-Linked Bond Fund
Interest-rate contracts	Futures contracts	*	225,224
Short-Term Bond Fund
Interest-rate contracts	Futures contracts	*	541,130
*	The fair value presented includes cumulative gain (loss) on open futures contracts and cross currency swap contracts; however, the value reflected on the accompanying Statements of assets and liabilities is only the receivable or payable for variation margin on open futures contracts and open cross currency swap contracts.

For the year ended March 31, 2018, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

Derivative contracts	Location	Realized gain (loss )	Change in unrealized appreciation (depreciation )
Bond Plus Fund
Credit contracts	Swap contracts	$(3,088,763)	$3,659,556
Cross currency contracts	Swap contracts	(116,193)	(855,741)
Inflation-Linked Bond Fund
Interest rate contracts	Futures contracts	1,097,507	(225,224)
Short-Term Bond Fund
Forward contracts	Forward foreign currency contracts	1,903	(1,882)
Interest rate contracts	Futures contracts	2,576,342	(696,429)

Futures contracts: Certain Funds are subject to interest rate and foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the bond and foreign exchange markets and to fluctuations in interest and foreign exchange rates. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the year ended March 31, 2018, the Inflation-Linked Bond Fund and the Short-Term Bond Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 1%, and 2% and 5% of net assets, respectively. The futures contracts outstanding as of March 31, 2018 are disclosed in the summary portfolio of investments and the full schedules of investments.

Credit default swap contracts: Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives. Credit default swaps can be settled either directly with the counterparty (bilateral) or through a central clearinghouse (centrally cleared). A credit default swap is a contract between a buyer and a seller of protection against predefined credit events for the reference entity. As a seller in a credit default swap contract, the Funds are required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Funds. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Funds could be required to make under the contract. In return, the Funds receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Funds keep the stream of payments with no payment obligations. When the Funds sell a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Funds.

Certain Funds may also buy credit default swap contracts, in which case the Funds function as the counterparty referenced above. This involves the risk that the contract may expire worthless. Bilateral swaps involve counterparty risk that the seller may fail to satisfy its payment obligations to the Funds with the occurrence of a credit event. Centrally cleared swaps have minimal counterparty credit risk to the Funds as they are entered into with a central clearinghouse which guarantees the swap against default.

74	2018 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

continued

The value of a bilateral swap included in net assets is the unrealized gain or loss of the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets, while depreciated swaps and premiums received are reflected as liabilities on the Statements of Assets and Liabilities. For centrally cleared swaps, initial margin deposits are made, and variation margin payments are made or received reflecting daily changes in the value of the swap contract. The daily fluctuation in fair value is accounted for as a variation margin receivable or payable on the Statements of Assets and Liabilities.

Under the terms of the credit default swap contracts, the Funds receive or make quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statements of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Daily changes in the value of such contracts are reflected in net unrealized gains and losses.

The Funds (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in the Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. During the year ended March 31, 2018, the Bond Plus Fund had exposure to credit default swap contracts, based on underlying notional values, generally between 0% and 1% of net assets. There are no credit default swap contracts outstanding as of March 31, 2018.

Cross currency swap contracts: Certain Funds are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use cross currency swap contracts to gain or mitigate exposure to foreign exchange markets. A cross currency swap is an agreement between two parties to exchange two different currencies with the understanding that the exchange will be reversed at a later date at specified exchange rates. Cross currency swaps are usually negotiated with commercial and investment banks. At the inception date of the contract, the exchange of currencies takes place at the current spot rate. At maturity, the re-exchange may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. Payments to be paid and to be received are accrued daily and recorded as unrealized appreciation and depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Statements of Assets and Liabilities and represent compensating factors between the stated terms of the cross currency swap contracts and prevailing market conditions. These upfront payments and receipts are amortized over the term of the contract and treated as a realized gain or loss in the Statements of Operations. Daily changes in the value of such contracts are reflected in net unrealized gains and losses.

Risks may arise upon entering into these contracts from the potential of default by counterparty and, depending on their terms, may be subject to foreign exchange risk. During the year ended March 31, 2018, the Bond Plus Fund had exposure to cross currency swap contracts, based on underlying notional values, generally between 0% and 1% of net assets. The cross currency swap contracts outstanding as of March 31, 2018 are disclosed in the summary portfolio of investments and full schedules of investments.

Forward foreign currency contracts: Certain Funds are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use forward foreign currency contracts (“forwards”), including non-deliverable forwards (“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the-counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation in the Statements of Assets and Liabilities. The Funds realize gains and losses at the time the forward is closed. Realized and unrealized gains and losses are included in the Statements of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts; from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statements of Assets and Liabilities. During the year ended March 31, 2018, the Short-Term Bond Fund had exposure to forwards, based on underlying notional values, generally between 0% and 1% of net assets. There are no outstanding forward foreign currency contracts as of March 31, 2018.

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Retirement Class Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensated TPIS for providing distribution, promotional, and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at

TIAA-CREF Funds: Fixed Income Funds ■ 2018 Annual Report	75

Notes to financial statements

the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of March 31, 2018, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

	Investment management fee range		Investment management fee—effective rate	Service agreement fee	Distribution fee		Maximum expense amounts‡
Fund				Retirement Class	Premier Class	Retail Class	Institutional Class		Advisor Class		Premier Class		Retirement Class		Retail Class
Bond*	0.25%–0.30%[a]		0.29%	0.25%	0.15%	0.25%	0.35%		0.50%		0.50%		0.60%		0.70%
Bond Index	0.10		0.10	0.25	0.15	0.25	0.13		0.28		0.28		0.38		0.48
Bond Plus*	0.25–0.30	[a]	0.29	0.25	0.15	0.25	0.35		0.50		0.50		0.60		0.70
High-Yield*	0.30–0.35	[b]	0.34	0.25	0.15	0.25	0.40		0.55		0.55		0.65		0.75
Inflation-Linked Bond*	0.20–0.25	[c]	0.24	0.25	0.15	0.25	0.30		0.45		0.45		0.55		0.65
Short-Term Bond*	0.20–0.25	[c]	0.25	0.25	0.15	0.25	0.30		0.45		0.45		0.55		0.65
Short-Term Bond Index	0.07	[d]	0.07	0.25	0.15	0.25	0.05	[d]	0.20	[d]	0.20	[d]	0.30	[d]	0.40	[d]
Social Choice Bond*	0.30–0.35	[b]	0.35	0.25	0.15	0.25	0.40		0.55		0.55		0.65		0.75
Tax-Exempt Bond*	0.25–0.30	[a]	0.30	—	—	0.25	0.35		0.50		—		—		0.70
Money Market	0.10		0.10	0.25	0.15	0.25	0.15		0.30		0.30		0.40		0.50

*	These Funds are subject to a breakpoint schedule on their investment management fees, which reduces these fees as the Fund’s net assets increase.
[a]	Prior to May 1, 2017, the investment management fee range for the Bond Fund, the Bond Plus Fund, and the Tax-Exempt Bond Fund was 0.26%–0.30% of average daily net assets.
[b]	Prior to May 1, 2017, the investment management fee range for the High-Yield Fund and the Social Choice Bond Fund was 0.31%–0.35% of average daily net assets.
[c]	Prior to May 1, 2017, the investment management fee range for the Inflation-Linked Bond Fund and the Short-Term Bond Fund was 0.21%–0.25% of average daily net assets.
[d]	Effective October 1, 2017, Advisors agreed to voluntarily waive a portion of the investment management fee for the Short-Term Bond Index Fund. The investment management fee range after the waiver is 0.00% of average daily net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. Prior to October 1, 2017, the expense caps were 0.12% for the Institutional Class, 0.27% for the Advisor Class, 0.27% for the Premier Class, 0.37% for the Retirement Class and 0.47% for the Retail Class.
‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least July 31, 2018 and September 30, 2018 for Short-Term Bond Index Fund. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended March 31, 2018, these transactions did not materially impact the Funds.

As of March 31, 2018, a registered separate account of TIAA (collectively, “TIAA Access”) has various sub accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds.

The following is the percentage of the Funds’ shares owned by TIAA and other funds within the Trust as of March 31, 2018:

Underlying Fund	TIAA-CREF Lifecycle Funds	TIAA-CREF Lifecycle Index Funds	TIAA-CREF Lifestyle Funds	TIAA-CREF Managed Allocation Fund	TIAA Access	Total
Bond	78%	—%	1%	—%	—%	79%
Bond Index	—	34	—	—	1	35
Bond Plus	59	—	5	8	2	74
High-Yield	9	—	—	—	2	11
Inflation-Linked Bond	20	10	—	—	—	30
Short-Term Bond	40	—	4	—	2	46
Short-Term Bond Index	—	79	—	—	—	79
Money Market	—	—	—	—	2	2

TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly owned direct subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Funds. As of March 31, 2018, three 529 Plans owned 13%, 12%, and 5%, respectively, of the Bond Index Fund, two 529 Plans owned 11% and 11%, respectively, of the Inflation-Linked Bond Fund, one 529 Plan owned 9% of the Short-Term Bond Fund and one 529 Plan owned 8% of the Short-Term Bond Index Fund.

76	2018 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

continued

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

Issue	Value at March 31, 2017	Purchase cost	Sales proceeds	Realized gain (loss	)	Change in unrealized appreciation (depreciation	)	Dividend income	Shares at March 31, 2018	Value at March 31, 2018
High-Yield
Common stock
Energy
Gulfmark Offshore, Inc*	$—†	$5,521,241	$—	$—		$2,165,557		$—	265,062	$7,686,798
Gulfmark Offshore, Inc (New Common)*[m]	$—†	$3,389,874	$—	$—		$1,329,586		$—	162,740	$4,719,460
Total	$—†	$8,911,115	$—	$—		$3,495,143		$—	427,802	$12,406,258

*	Non-income producing
†	At March 31, 2017, the issuer was not an affiliated company of the Fund.
[m]	Indicates a security that has been deemed illiquid.

Note 5—investments

Repurchase agreements: Each Fund may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis:

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statements of Operations.

Mortgage dollar roll transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Unfunded loan commitment: The Funds may enter into loan commitments to fund a portion of a delayed-draw term loan facility. The Funds are obligated to fund loan commitments at the borrower’s discretion. The Funds reserve against such contingent obligation by segregating short-term securities or cash. At March 31, 2018, the Bond Fund and the Bond Plus Fund held unfunded loan commitments of $12,067 and $160,408, respectively. Unfunded loan commitments are marked-to-market daily and any unrealized appreciation (depreciation) is included as an asset (liability) on the Statements of Assets and Liabilities. Interest income and the change in unrealized appreciation (depreciation) are included on the Statements of Operations.

Net unrealized appreciation (depreciation): At March 31, 2018, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation )
Bond	$4,738,287,963	$16,886,901	$(82,690,053)	$(65,803,152)
Bond Index	10,054,064,208	49,901,825	(200,537,666)	(150,635,841)
Bond Plus	4,222,834,112	23,267,786	(78,310,195)	(55,042,409)
High-Yield	4,057,272,332	87,745,127	(116,481,871)	(28,736,744)
Inflation-Linked Bond	2,897,576,872	28,792,099	(31,083,295)	(2,291,196)
Short-Term Bond	1,735,212,803	2,598,734	(18,586,089)	(15,987,355)
Short-Term Bond Index	375,001,603	13,907	(4,073,307)	(4,059,400)
Social Choice Bond	2,013,528,758	11,310,839	(27,826,429)	(16,515,590)
Tax-Exempt Bond	270,095,999	2,419,195	(4,002,602)	(1,583,407)

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

TIAA-CREF Funds: Fixed Income Funds ■ 2018 Annual Report	77

Notes to financial statements

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended March 31, 2018 were as follows:

	Non-U.S.	U.S.	Non-U.S.	U.S.
	government	government	government	government
Fund	purchases	purchases	sales	sales
Bond	$1,978,703,892	$5,658,720,285	$1,564,018,555	$5,091,503,919
Bond Index	1,333,052,391	2,731,169,760	429,270,604	886,639,607
Bond Plus	1,622,955,651	5,215,251,617	1,193,167,075	4,782,333,623
High-Yield	2,076,002,198	—	1,427,814,446	—
Inflation-Linked Bond	—	868,925,735	5,714,423	450,607,719
Short-Term Bond	705,215,778	652,452,793	596,312,436	661,882,527
Short-Term Bond Index	87,130,951	249,915,181	30,107,618	123,949,179
Social Choice Bond	987,117,374	1,579,283,432	259,458,042	1,373,206,173
Tax-Exempt Bond	79,037,763	—	83,622,987	—

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the years ended March 31, 2018 and March 31, 2017 was as follows:

	3/31/2018			3/31/2017
Fund	Ordinary income	Long-term capital gains	Total	Ordinary income	Long-term capital gains	Total
Bond	$130,737,699	$—	$130,737,699	$131,341,880	$3,494,832	$134,836,712
Bond Index	211,428,182	2,716,505	214,144,687	156,635,444	—	156,635,444
Bond Plus	124,799,390	—	124,799,390	128,768,765	—	128,768,765
High-Yield	200,113,389	—	200,113,389	187,980,292	—	187,980,292
Inflation-Linked Bond	53,045,007	—	53,045,007	36,832,831	—	36,832,831
Short-Term Bond	33,596,909	—	33,596,909	29,386,395	—	29,386,395
Short-Term Bond Index	3,882,375	—	3,882,375	1,417,599	—	1,417,599
Social Choice Bond	37,165,012	—	37,165,012	26,125,419	1,154,049	27,279,468
Tax-Exempt Bond*	5,770,130	—	5,770,130	8,004,604	2,720,605	10,725,209
Money Market	7,196,694	—	7,196,694	1,614,498	—	1,614,498
*	Includes ordinary income which will not be taxable for federal income tax purposes in 2018 and 2017 of $5,680,127 and $5,799,921, respectively.

As of March 31, 2018, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed long-term capital gains	Unrealized appreciation (depreciation )	Capital loss carryover	Late-year loss deferrals	Total
Bond	$6,619,838	$—	$(65,805,130)	$(8,075,260)	$(19,526,196)	$(86,786,748)
Bond Index	7,416,360	—	(150,635,839)	—	(8,086,101)	(151,305,580)
Bond Plus	4,926,246	—	(55,045,644)	(16,864,282)	(17,133,342)	(84,117,022)
High-Yield	3,404,993	—	(28,736,744)	(139,884,395)	(7,169,039)	(172,385,185)
Inflation-Linked Bond	16,933,586	—	(2,291,200)	—	—	14,642,386
Short-Term Bond	792,105	—	(15,985,015)	(545,842)	(305,921)	(16,044,673)
Short-Term Bond Index	400,359	—	(4,059,400)	(228,804)	(504,719)	(4,392,564)
Social Choice Bond	894,802	—	(16,515,590)	(1,925,885)	(7,104,459)	(24,651,132)
Tax-Exempt Bond	94,887	24,263	(1,583,408)	—	—	(1,464,258)
Money Market	—	—	—	(271)	(232)	(503)

78	2018 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

concluded

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of deflationary adjustments associated with Treasury Inflation-Protected Securities, the utilization of tax equalization credits, and the treatment of short term gain as ordinary income for tax purposes.

At March 31, 2018, the following Funds had capital loss carryovers, which will not expire:

Fund	Short-term	Long-term	Total
Bond	$8,075,260	$—	$8,075,260
Bond Plus	16,864,282	—	16,864,282
High-Yield	17,520,417	122,363,978	139,884,395
Short-Term Bond	545,842	—	545,842
Short-Term Bond Index	178,875	49,929	228,804
Social Choice Bond	1,925,885	—	1,925,885
Money Market	271	—	271

For the year ended March 31, 2018, Inflation-Linked Bond Fund utilized $260,362 of its short-term capital loss carryover available, and Bond Index Fund utilized $2,369,649 of its long-term capital loss carryover available.

The capital loss carryovers for Bond Index Fund and Inflation-Linked Bond Fund were reduced to zero as a result of their respective utilizations.

Note 7—line of credit

Each of the Funds, except the Money Market Fund, participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 20, 2017 expiring on June 19, 2018, replacing the previous facility, which expired June 2017. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended March 31, 2018, there were no borrowings under this credit facility by the Funds.

Note 8—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

Note 9—subsequent event

On May 8, 2018, the Board approved the following strategy change. Effective August 1, 2018, the Tax-Exempt Bond Fund will change its name to the 5–15 Year Laddered Tax-Exempt Bond Fund and change its principal investment strategy to invest in tax-exempt bonds that have a final maturity of between five and fifteen years. The Fund will seek to weight investments in securities such that at least 5% and not more than 15% of its net assets are invested in securities with a final maturity in each year within the five-to-fifteen year maturity range. Additionally, Advisors has agreed to reduce the Fund’s management fee breakpoint schedule by 0.05% effective August 1, 2018. The fee range paid to Advisors will be 0.20% to 0.25% of net assets.

Advisors has agreed to implement a voluntary waiver reducing the expense caps in several classes of the Social Choice Bond and Money Market Funds effective May 1, 2018 through April 30, 2019. The Social Choice Bond Fund’s Retirement Class expense cap will be reduced by 0.03%. The Money Market Fund’s expense caps will be reduced for the Advisor Class by 0.03%, Premier Class by 0.02%, Retirement Class by 0.12% and Retail Class by 0.05%. During this one-year period, the expense cap for the Social Choice Bond Fund’s Retirement Class will be 0.62%. During this one-year period, the expense caps for the Money Market Fund’s classes will be; Advisor 0.27%, Premier 0.28%, Retirement 0.28% and Retail 0.45%. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.

TIAA-CREF Funds: Fixed Income Funds ■ 2018 Annual Report	79

Report of independent registered public accounting firm

To the Board of Trustees of TIAA-CREF Funds and Shareholders of TIAA-CREF Bond Fund, TIAA-CREF Bond Index Fund, TIAA-CREF Bond Plus Fund, TIAA-CREF High-Yield Fund, TIAA-CREF Inflation-Linked Bond Fund, TIAA-CREF Short-Term Bond Fund, TIAA-CREF Short-Term Bond Index Fund, TIAA-CREF Social Choice Bond Fund, TIAA-CREF Tax-Exempt Bond Fund and TIAA-CREF Money Market Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of TIAA-CREF Bond Fund, TIAA-CREF Bond Index Fund, TIAA-CREF Bond Plus Fund, TIAA-CREF High-Yield Fund, TIAA-CREF Short-Term Bond Fund, TIAA-CREF Short-Term Bond Index Fund, TIAA-CREF Social Choice Bond Fund, TIAA-CREF Tax-Exempt Bond Fund and TIAA-CREF Money Market Fund and the portfolio of investments, of TIAA-CREF Inflation-Linked Bond Fund (ten of the funds constituting TIAA-CREF Funds hereafter collectively referred to as the “Funds”) as of March 31, 2018, the related statements of operations for the year ended March 31, 2018, the statements of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2018, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland
May 25, 2018

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

80	2018 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  May 8, 2018

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	87	Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation.
Janice C. Eberly c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2018.	James R. and Helen D. Russell Professor of Finance at the Kellogg School of Management at Northwestern University (2002–2011 and since 2013), Chair of the Finance Department (2005–2007). Assistant Secretary for Economic Policy at the United States Department of the Treasury (2011–2013).	87	Member of the Board of the Office of Finance, Federal Home Loan Banks.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc. and certain funds advised by American Beacon Advisors, Inc.	87	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	87	Director of Copper Rock Capital Partners, LLC (investment adviser).
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	87	Director, Commonwealth (non-profit organization).
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Chairman of the Board and Trustee	Indefinite term. Trustee since 2011. Chairman for term ending July 1, 2021. Chairman since September 13, 2017.	Advisory Director (2010–2011), Partner (2004–2010), Managing Director (1999–2004), Co-Head of Global Cash and Fixed Income Portfolio Management Team (2002–2010), Goldman Sachs Asset Management.	87	Director and Chair of the Finance and Investment Committee, Aflac Incorporated; Director and Investment Committee member, Sansum Clinic; Investment Committee member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and President, Crane Country Day School.
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1948	Trustee	Indefinite term. Trustee since 2003.	Chairman, First Eagle Holdings (since 2016), Chief Executive Officer (2010–2016), President (2009–2016) and Chief Operating Officer (2009–2010), First Eagle Investment Management, LLC; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	87	Chairman, First Eagle Holdings, LLC; Director, Jones Lang LaSalle Incorporated; Close Brothers Group plc; Jupiter Fund Management plc; Trustee, North Shore Land Alliance Inc., Prep for Prep, and American Associates of the National Theatre.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Affiliated Faculty Member of the Finance Group at the Alfred P. Sloan School of Management, Massachusetts Institute of Technology (“MIT”) (since 2014); Mitsui Professor of Economics, MIT (since 1996); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	87	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.

TIAA-CREF Funds: Fixed Income Funds ■ 2018 Annual Report	81

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  May 8, 2018

Trustees — concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (1991–2016); Chairman and Chief Executive Officer (1991–2016) and Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (2003–2016) and Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	87	Director, SCANA Corporation (energy holding company).
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002) and Professor, University of Texas at Austin (since 1987). Chairman, Department of Finance, University of Texas at Austin (2002–2011).	87	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors); and Investment Advisory Committee, Employees Retirement System of Texas.

Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Vijay Advani TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1960	Executive Vice President	One-year term. Executive Vice President since 2018.	Chief Executive Officer, Nuveen. Executive Vice President of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex.”) Prior to joining Nuveen, Mr. Advani served as Co-President of Franklin Resources, Inc.—Franklin Templeton Investments.
Mona Bhalla TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1969	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2017.	Senior Managing Director and Corporate Secretary of Teachers Insurance and Annuity Association of America (“TIAA”) and the TIAA-CREF Fund Complex. Prior to joining TIAA, Ms. Bhalla served as Senior Vice President, Counsel and Corporate Secretary of AllianceBernstein L.P.
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Managing Director, Senior Compliance Officer of TIAA. Chief Compliance Officer of the TIAA-CREF Fund Complex.
Bradley Finkle TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since 2017.	Senior Managing Director, Co-Head of Nuveen Equities & Fixed Income and President of TIAA Investments. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
Jose Minaya TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1971	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Vice President, Chief investment Officer and President, Nuveen Global Investments. Executive Vice President of the TIAA-CREF Fund Complex.

82	2018 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

concluded

Officers — concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Ronald R. Pressman TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2012.	Senior Executive Vice President, Chief Executive Officer, Institutional Financial Services of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Pressman served as President and Chief Executive Officer of General Electric Capital Real Estate.
Phillip T. Rollock TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2018.	Executive Vice President and Chief Legal Officer of TIAA and of the TIAA-CREF Fund Complex.
Christopher A. Van Buren TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Vice President, Deputy Chief Risk Officer, TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Van Buren served as Managing Director of Group Risk Control of UBS.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2017.	Managing Director, Head, Funds Treasurer, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1; and Treasurer of CREF.
Sean N. Woodroffe TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Executive Vice President	One-year term. Executive Vice President since 2018.	Senior Executive Vice President, Chief Human Resources Officer of TIAA. Executive Vice President of the TIAA- CREF Fund Complex. Prior to joining TIAA, Mr. Woodroffe served as Chief People Officer at National Life Group.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, TIAA.org, or by calling 800-223-1200.

TIAA-CREF Funds: Fixed Income Funds ■ 2018 Annual Report	83

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for certain series of the TIAA-CREF Funds

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each of its series. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to each series covered by this Report (the “Funds”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. None of the Trustees are interested persons of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Overview of the renewal process

The Board held a meeting on March 15, 2018, at which it considered the annual renewal of the Agreement with respect to each Fund using the process established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.

Among other matters, the Operations Committee, following its consultations with Advisors’ representatives, the Trustees, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirms or establishes certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data regarding each Fund, including data relating to each Fund’s management fee rate, total expense ratio, short-term and long-term investment performance and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of each Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board reviewed, the methodologies it employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its materials is to provide an unbiased view of each Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Board).

Among other matters, the Board also requested and received additional information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to each Fund pursuant to the Agreement.

In advance of the Board meeting held on March 15, 2018, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s management fee rate and performance to other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to Advisors’ direct fee payments pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Funds at current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service. The Trustees were given the opportunity to ask questions and request additional information throughout their deliberations, and they reviewed responses from Advisors to follow-up requests presented by the Board after its initial review of the information described above.

84	2018 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

continued

In considering whether to renew the Agreement with respect to each Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of the services provided by Advisors to, and the fee rates and performance of, the Funds to other clients to whom Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

The Board evaluates Advisors’ services to the Funds on an ongoing basis. In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above and other information provided to the Board and its Committees throughout the year. The Board, as well its Committees, reviewed reports on various investment, operations and other topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at regularly scheduled meetings of the Board, the Board and the Investment Committee receives and reviews, among other matters, information regarding the performance of the Funds.

In addition to general session meetings that included Advisors’ personnel, the Trustees met in private sessions, at which no Advisors representatives were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 15, 2018, all Board members in attendance voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds (the “Life Funds”) and TIAA Separate Account VA-1, as well as sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds, including conducting research, identifying investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the Funds’ investment portfolios; reporting on the investment performance of the Funds to the Board on a regular basis; coordinating the activities of each Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors for its portfolio management and other services, including the impact of recent and anticipated operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. The Board also reviewed the three-year performance of each passively-managed Fund (as applicable) before any reductions for fees or expenses. In this analysis, the Board considered the impact of net asset value rounding and the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation on each Fund’s performance as compared to the performance of its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below.

The Board considered that, in those cases in which a Fund had materially underperformed its peer group or peer universe of mutual funds for a specified period, the Board had a dialogue with investment personnel of Advisors, including the pertinent chief investment officer, to consider the factors that contributed to such underperformance and any remedial measures being undertaken by Advisors. Thus, the Board concluded that, under the totality of circumstances considered, the investment

TIAA-CREF Funds: Fixed Income Funds ■ 2018 Annual Report	85

Approval of investment management agreement (unaudited)

performance of each Fund was reasonable or that appropriate actions had been or were being implemented.

Cost and profitability

The Board considered financial and profitability data relating to Advisors’ services to the Funds for the calendar year 2017. The Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial and other risks assumed by Advisors in managing the Funds. The Board considered that Advisors had earned profits with respect to many of the Funds under the Agreement for the one-year period ended December 31, 2017, but had incurred a loss with respect to the Short-Term Bond, Short-Term Bond Index, Tax-Exempt Bond and Money Market Funds. The Board also recognized the potential future effect on Advisors’ profitability of an amendment to the Agreement effective on May 1, 2017 adding new breakpoints to the management fee rate schedules at the $7 billion and $10 billion levels (replacing an existing breakpoint at the $8 billion level) for many of the actively-managed Funds with existing management fee rate breakpoints. (Management fee rate “breakpoints” result in a Fund paying a lower management fee rate with respect to assets above the designated breakpoint levels.) The Board also acknowledged Advisors’ commitment to reimburse Fund expenses to the extent that total annual operating expenses exceeded certain specified amounts, including Advisors’ voluntary agreement to further reduce the total expense ratio caps on the Retail, Retirement, Premier and Advisor Classes of the Money Market Fund and the Retirement Class of the Social Choice Bond Fund for the year ending April 30, 2019. With respect to those Funds for which the Agreement was profitable to Advisors in 2017, the Board concluded that those profits were reasonable in light of various relevant factors.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar mutual funds, as analyzed by Broadridge. The Board determined that the management fee rate charged to a Fund under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Another limitation noted by the Board was Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of peer mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund, and whether any such economies are shared with the Funds. The Board also considered the extent to which the current fee rate schedule breakpoints for many actively-managed Funds that were currently profitable to Advisors would have an effect on Advisors’ fees. The Board considered, in connection with the supporting Broadridge reports, Advisors’ position that the maximum fee rate that could be charged to each Fund based on its level of assets under the Agreement is comparatively low in relation to peer groups of mutual funds. The Board also considered the addition of new contractual breakpoints in the management fee rate schedules for many of the actively-managed Funds effective May 1, 2017. Based on all factors considered, the Board concluded that the Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.

Fee and performance comparisons with other Advisors clients

The Board considered that Advisors and its affiliate, TIAA-CREF Investment Management, LLC, provide investment management services to other investment companies, foreign funds (“UCITS”) and separately managed accounts that may have similar investment strategies as certain of the Funds. In particular, the Board reviewed the management fee rates Advisors charges to separately managed accounts and a UCITS series that have similar mandates to the Social Choice Bond Fund and the performance of such accounts. The Board also considered Advisors’ comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. Additionally, the Board considered Advisors’ disclosed fee rate schedules for separately managed account mandates with investment strategies similar to the Funds’ strategies. The Board also considered Advisors’ representation that, while management fee rates charged to the Funds may differ from the management fee rates chargeable to these other funds and other accounts, this may be due in part to the fact that these other funds and accounts: (1) may be offered through products that charge additional fees to their investors; (2) may be offered in different types of markets; (3) may be provided with different types or levels of services by Advisors; (4) may have different regulatory burdens; (5) may target different investors; and/or (6) may be packaged with other products, and that these factors, among others, could reasonably explain different management fee rate schedules.

Other benefits

The Board also considered additional benefits to Advisors and its affiliates arising from the Agreement. For example, Advisors and its affiliates may benefit from their relationship with the Funds to the extent that this relationship results in potential investors viewing TIAA, of which Advisors is an indirect, wholly-

86	2018 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

continued

owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both Advisors and certain funds managed by Advisors or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel. Additionally, the Funds may be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable products, funds of funds and 529 education savings plans.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2017. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2017. Statements below regarding a Fund’s “effective management fee rate” refer to the overall effective blended fee rate that applied to that Fund after taking into account any breakpoints in the management fee rate schedule for the Fund. “Gross performance” means a Fund’s performance without any reductions for fees or expenses, including the effect of NAV rounding and excluding the effects of fair valuation, foreign exchange, effective tax rates, securities lending and class action recoveries. For reference, one basis point equals 0.01%. Statements below regarding “net profit” or “net loss” refer to whether Advisors earned a profit or incurred a loss for the services that it rendered to a Fund during 2017 under the Agreement.

Bond Fund

•	The Fund’s annual contractual management fee rate starts at 0.30% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2017 asset level was 0.285% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”). The Fund’s total expense ratio and contractual management fee rate were each in the 1st quintile of the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”), while the Fund’s actual management fee rate was in the 2nd quintile of its Expense Universe.
•	The Fund was in the 3rd, 1st, 2nd and 4th quintiles of the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st, 1st, 1st and 2nd quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Bond Index Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expense ratio and contractual management fee rate were each in the 2nd quintile of both its Expense Group and Expense Universe. The Fund’s actual management fee rate was in the 3rd quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 2nd quintile of its Performance Group for the one-year period. The Fund ranked 3rd out of 5 funds within its Performance Group for the three-year period and ranked 2nd out 4 funds within its Performance Group for the five-year period. The Fund was in the 3rd quintile of its Performance Universe for each of the one-, three- and five-year periods.
•	For the three-year period, the Fund’s relative gross performance was equal to the performance of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Both the Fund’s Performance Universe and Morningstar category include actively-managed funds, while the Fund utilizes a passive investment strategy.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Bond Plus Fund

•	The Fund’s annual contractual management fee rate starts at 0.30% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2017 asset level was 0.287% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Group. The Fund’s total expense ratio and contractual management fee rate were in the 1st quintile of its Expense Universe, while its actual management fee rate was in the 2nd quintile of its Expense Universe.
•	The Fund was in the 3rd, 2nd, 3rd and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 1st, 2nd and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

High-Yield Fund

•	The Fund’s annual contractual management fee rate starts at 0.35% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2017 asset level was 0.337% of average daily net assets.

TIAA-CREF Funds: Fixed Income Funds ■ 2018 Annual Report	87

Approval of investment management agreement (unaudited)

•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 5th, 4th, 4th and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 4th, 2nd, 2nd and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Inflation-Linked Bond Fund

•	The Fund’s annual contractual management fee rate starts at 0.25% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2017 asset level was 0.241% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Group. The Fund’s total expense ratio and contractual management fee rate were in the 1st quintile of its Expense Universe, while its actual management fee rate was in the 2nd quintile of its Expense Universe.
•	The Fund was in the 3rd, 4th and 2nd quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund ranked 2 out of 5 funds within its Performance Group for the ten-year period. The Fund was in the 4th, 4th, 3rd, and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund’s underperformance was primarily due to a recent change to a shorter duration benchmark (from the Bloomberg Barclays U.S. TIPS Index to the Bloomberg Barclays U.S. TIPS 1-10 Year Index) as compared to its peers.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Short-Term Bond Fund

•	The Fund’s annual contractual management fee rate starts at 0.25% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2017 asset level was 0.246% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 3rd, 3rd, 4th and 2nd quintiles of its Performance Group for the one-, three-, five-and ten-year periods, respectively. The Fund was in the 2nd quintile of its Performance Universe for each of the one-, three-, five- and ten-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Short-Term Bond Index Fund

•	The Fund’s annual contractual management fee rate is 0.07% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 2nd, 1st and 1st quintiles, respectively, of its Expense Group, while the Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 2nd, 1st and 2nd quintiles, respectively, of its Expense Universe.
•	The Fund has no Performance Group. The Fund was in the 5th quintile of its Performance Universe for the one-year and since-inception periods. The Fund’s Performance Universe includes actively-managed funds, while the Fund utilizes a passive investment strategy.
•	Since inception, the Fund’s relative gross performance as compared to its benchmark, the Bloomberg Barclays 1–3 Year Government/Credit Bond Index, differed by –13 basis points. The Fund’s tracking error was attributable to higher transaction costs due to an increase in assets that needed to be deployed, as well as an overweight in larger issuers and more liquid issues.
•	The Fund does not yet have a sufficient track record for a Morningstar rating.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

Social Choice Bond Fund

•	The Fund’s annual contractual management fee rate starts at 0.35% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2017 asset level was 0.346% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 3rd and 2nd quintiles, respectively, of its Expense Group. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 3rd and 1st quintiles, respectively, of its Expense Universe.
•	Advisors has voluntarily agreed to reduce the existing cap on the total expense ratio of the Retirement Class of the Fund by 0.03% for a one-year period ending April 30, 2019.
•	The Fund was in the 2nd, 1st and 1st quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Tax-Exempt Bond Fund

•	The Fund’s annual contractual management fee rate starts at 0.30% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2017 asset level was 0.30% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 2nd, 1st and 2nd quintiles, respectively, of both its Expense Group and Expense Universe.
•	The Fund was in the 3rd, 5th and 5th quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund ranked 1 out of 3 funds within its Performance Group for the ten-year period. The Fund was in

88	2018 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

concluded

the 2nd, 3rd, 4th and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

Money Market Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 2nd and 1st quintiles of its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in each in the 1st quintile of its Expense Universe.
•	Advisors has voluntarily agreed to reduce the existing caps on the total expense ratios of the Retail, Retirement, Premier and Advisor Classes of the Fund by 0.05%, 0.12%, 0.02% and 0.03%, respectively, for a one-year period ending April 30, 2019.
•	The Fund was in the 1st, 2nd, 2nd and 1st quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three-, five- and ten-year periods.
•	Money market funds are not rated by Morningstar.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

TIAA-CREF Funds: Fixed Income Funds ■ 2018 Annual Report	89

Important tax information (unaudited)

For the year ended March 31, 2018, the TIAA-CREF Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains.

Fund	Long-term capital gains
Bond	$—
Bond Index	2,716,505
Bond Plus	—
High-Yield	—
Inflation-Linked Bond	353,129
Short-Term Bond	—
Short-Term Bond Index	—
Social Choice Bond	—
Tax-Exempt Bond	—
Money Market	—

The Tax-Exempt Bond Fund paid distributions to shareholders during the year ended March 31, 2018 and the year ended March 31, 2017, totaling $5,770,130 and $10,725,209, of which $5,680,127 and $5,799,921, respectively, were exempt from federal income tax and have been designated as Exempt Interest Dividends.

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2018, which will be reported in conjunction with your 2018 Form 1099-DIV.

By early 2019, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax adviser.

90	2018 Annual Report ■ TIAA-CREF Funds: Fixed Income Funds

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You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

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This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

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Item 2. Code of Ethics.

2(a)  The Board of Trustees of the TIAA-CREF Funds (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b)  No response required.

2(c)  During the reporting period, there were no amendments to the code of ethics.

2(d)  During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e)  Not applicable.

2(f)   A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1)  The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2)  Nancy A. Eckl is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a)  Audit Fees.

For the fiscal years ended March 31, 2017 and March 31, 2018, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $518,550 and $531,515, respectively.

4(b)  Audit Related Fees.

For the fiscal years ended March 31, 2017 and March 31, 2018, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended March 31, 2017 and March 31, 2018, the Audit-Related Fees billed by PwC to Teachers Advisors, LLC. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c)  Tax Fees.

For the fiscal years ended March 31, 2017 and March 31, 2018, PwC’s aggregate fees for tax services billed to the Registrant were $137,860 and $141,150, respectively.

For the fiscal years ended March 31, 2017 and March 31, 2018, the Tax Fees billed by PwC to the Fund Service Providers were $0 and $0, respectively.

4(d)  All Other Fees.

For the fiscal years ended March 31, 2017 and March 31, 2018, PwC’s aggregate fees for all other services billed to the Registrant were $5,500 and $5,500, respectively.

For the fiscal years ended March 31, 2017 and March 31, 2018, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1)  Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the

Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2)  Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2017 and March 31, 2018 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2017 and March 31, 2018 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2017 and March 31, 2018 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2017 and March 31, 2018 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2017 and March 31, 2018 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2017 and March 31, 2018 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f)   The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g)  Non-Audit Fees for Related Entities.

For the fiscal years ended March 31, 2017 and March 31, 2018, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $358,500 and $586,250, respectively.

The aggregate fees for all other services billed by PwC for the fiscal year ended March 31, 2017 do not align with the figures reported in the Form N-CSR dated March 31, 2017 and filed with the Securities and Exchange Commission on May 26, 2017 (SEC File No. 811-09301) because the fees disclosed in this Form N-CSR reflect fees updated after the date of that Form N-CSR for the relevant period.

4(h)  The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF FUNDS - Bond Fund

TIAA-CREF FUNDS
BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2018

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 0.9%

AUTOMOBILES & COMPONENTS - 0.0%
$188,421	i	CH Hold Corp	LIBOR 1 M + 3.000%	4.880%	02/01/24	$189,481
		TOTAL AUTOMOBILES & COMPONENTS				189,481

CAPITAL GOODS - 0.0%
674,521	i	Milacron LLC	LIBOR 1 M + 2.500%	4.377	09/28/23	676,207
492,513	i	TransDigm, Inc	LIBOR 1 and 3 M + 2.750%	4.630	06/09/23	493,744
		TOTAL CAPITAL GOODS				1,169,951

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
742,500	i	Creative Artists Agency LLC	LIBOR 1 M + 3.000%	4.780	02/15/24	748,997
112,903	i	Gopher Sub, Inc	LIBOR 3 M + 3.000%	5.300	02/03/25	112,621
1,042,175	i	Spin Holdco, Inc	LIBOR 3 M + 3.250%	5.083	11/14/22	1,047,824
498,744	i	Tempo Acquisition LLC	LIBOR 1 M + 3.000%	4.880	05/01/24	501,083
1,151,137	i	Trans Union LLC	LIBOR 1 M + 2.000%	3.880	04/07/23	1,153,773
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				3,564,298

CONSUMER DURABLES & APPAREL - 0.0%
487,996	i	Academy Ltd	LIBOR 1 and 3 M + 4.000%	5.660	07/01/22	387,956
		TOTAL CONSUMER DURABLES & APPAREL				387,956

CONSUMER SERVICES - 0.1%
628,618	i	Allied Universal Holdco LLC	LIBOR 3 M + 3.750%	6.050	07/28/22	619,019
91,907	i	Boyd Gaming Corp	LIBOR 1 W + 2.500%	4.240	09/15/23	92,325
508,407	i	KFC Holding Co	LIBOR 1 M + 2.000%	3.810	06/16/23	509,363
877,635	i	KinderCare Education LLC	LIBOR 3 M + 3.750%	6.050	08/12/22	881,198
800,000	h,i	On Assignment, Inc	LIBOR 1 M + 2.000%	2.000	02/20/25	802,504
997,487	i	Prime Security Services Borrower LLC	LIBOR 1 M + 2.750%	4.630	05/02/22	1,004,520
100,000	i	Sarbacane Bidco, Inc	LIBOR 3 M + 3.000%	4.770	01/29/25	100,563
635,345	†,i	Sterling Midco Holdings, Inc	LIBOR 3 M + 4.750%	5.377	06/19/24	635,345
		TOTAL CONSUMER SERVICES				4,644,837

ENERGY - 0.0%
235,000	i	California Resources Corp	LIBOR 1 M + 10.735%	12.229	12/31/21	265,183
500,000	i	Ultra Resources, Inc	LIBOR 1 M + 3.000%	4.760	04/12/24	494,375
		TOTAL ENERGY				759,558

FOOD & STAPLES RETAILING - 0.0%
187,348	i	Albertsons LLC	LIBOR 1 M + 2.750%	4.630	08/25/21	184,942
75,430	i	Albertsons LLC	LIBOR 3 M + 3.000%	4.960	06/22/23	74,393
		TOTAL FOOD & STAPLES RETAILING				259,335
1

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
FOOD, BEVERAGE & TOBACCO - 0.0%
$497,436	i	Hostess Brands LLC	LIBOR 1 M + 2.250%	4.130%	08/03/22	$499,456
1,191,000	i	Post Holdings, Inc	LIBOR 1 M + 2.000%	3.880	05/24/24	1,192,787
		TOTAL FOOD, BEVERAGE & TOBACCO				1,692,243

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
353,729	i	Greatbatch Ltd	LIBOR 1 M + 3.250%	4.990	10/27/22	356,438
967,557	i	Team Health Holdings, Inc	LIBOR 1 M + 2.750%	4.627	02/06/24	923,214
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				1,279,652

INSURANCE - 0.0%
99,747	i	NFP Corp	LIBOR 1 M + 3.000%	4.880	01/05/24	99,935
		TOTAL INSURANCE				99,935

MATERIALS - 0.1%
985,309	i	Berry Global, Inc	LIBOR 1 M + 2.000%	3.823	10/03/22	989,625
1,237,500	i	Berry Global, Inc	LIBOR 1 M + 2.000%	3.740	01/19/24	1,244,831
175,000	h,i	Crown Americas LLC	LIBOR 3 M + 2.000%	2.000	01/17/25	176,503
993,780	i	Plaze, Inc	LIBOR 3 M + 3.500%	5.620	07/29/22	1,000,618
240,385	i	Quikrete Holdings, Inc	LIBOR 1 M + 2.750%	4.630	11/15/23	241,313
360,000	i	Solenis International LP	LIBOR 3 M + 6.750%	8.730	07/29/22	340,200
37,696	i	Tronox Blocked Borrower LLC	LIBOR 3 M + 3.000%	5.300	09/23/24	38,018
86,991	i	Tronox Finance LLC	LIBOR 3 M + 3.000%	5.300	09/23/24	87,734
868,293	i	Univar USA, Inc	LIBOR 1 M + 2.500%	4.380	07/01/24	873,720
		TOTAL MATERIALS				4,992,562

MEDIA - 0.1%
247,500	i	AMC Entertainment Holdings, Inc	LIBOR 1 M + 2.250%	4.030	12/15/23	248,015
117,159	i	CBS Radio, Inc	LIBOR 3 M + 2.750%	4.620	11/18/24	117,623
1,625,734	i	CDS US Intermediate Holdings, Inc	LIBOR 3 M + 3.750%	6.052	07/08/22	1,625,051
432,922	i	CSC Holdings LLC	LIBOR 1 M + 2.250%	4.040	07/17/25	431,389
125,000	h,i	Lions Gate Capital Holdings LLC	LIBOR 1 M + 2.250%	4.100	03/20/25	125,104
250,000	i	Meredith Corp	LIBOR 1 M + 3.000%	4.877	01/31/25	251,375
20,927	i	Mission Broadcasting, Inc	LIBOR 1 M + 2.500%	4.160	01/17/24	20,980
162,554	i	Nexstar Broadcasting, Inc	LIBOR 1 M + 2.500%	4.160	01/17/24	162,960
481,306	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	3.720	10/04/23	482,360
		TOTAL MEDIA				3,464,857

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
621,875	i	Alphabet Holding Co, Inc	LIBOR 1 M + 3.500%	5.380	09/26/24	577,100
498,744	i	Endo Luxembourg Finance I Co Sarl	LIBOR 1 M + 4.250%	6.188	04/29/24	497,287
925,000	i	Mallinckrodt International Finance S.A.	LIBOR 3 M + 3.000%	4.820	02/24/25	925,694
152,638	i	Quintiles IMS, Inc	LIBOR 3 M + 2.000%	4.300	03/07/24	153,477
155,827	i	Vizient, Inc	LIBOR 1 M + 2.750%	4.627	02/13/23	157,094
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				2,310,652

REAL ESTATE - 0.0%
722,626	i	DTZ US Borrower LLC	LIBOR 3 M + 3.250%	5.020	11/04/21	718,608
		TOTAL REAL ESTATE				718,608

RETAILING - 0.0%
325,271	i	Avis Budget Car Rental LLC	LIBOR 3 M + 2.000%	4.310	02/13/25	326,897
2

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$952,006	i	PetSmart, Inc	LIBOR 1 M + 3.000%	4.680%	03/11/22	$761,929
		TOTAL RETAILING				1,088,826

SOFTWARE & SERVICES - 0.1%
621,637	i	CSRA, Inc	Prime 3 M + 1.000%	5.750	11/30/23	621,327
964,068	i	First Data Corp	LIBOR 1 M + 2.250%	4.120	07/08/22	965,369
1,139,915	i	First Data Corp	LIBOR 1 M + 2.250%	3.821	04/26/24	1,141,203
8,495	i	SS&C European Holdings SARL	LIBOR 1 M + 2.250%	4.130	07/08/22	8,536
745,610	i	SS&C Technologies, Inc	LIBOR 1 M + 2.250%	4.130	07/08/22	749,219
		TOTAL SOFTWARE & SERVICES				3,485,654

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
483,775	i	Abacus Innovations Corp	LIBOR 1 M + 1.750%	3.690	08/16/23	486,436
797,625	i	CommScope, Inc	LIBOR 1 M + 2.000%	3.880	12/29/22	801,119
267,206	i	MTS Systems Corp	LIBOR 1 M + 3.250%	4.990	07/05/23	268,710
100,000	i	VeriFone, Inc	LIBOR 1 M + 2.000%	3.880	02/02/25	100,042
246,211	i	Western Digital Corp	LIBOR 1 M + 2.000%	3.880	04/29/23	247,397
259,213	i	Zebra Technologies Corp	LIBOR 3 M + 2.000%	3.750	10/27/21	260,473
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				2,164,177

TELECOMMUNICATION SERVICES - 0.0%
392,038	i	CNT Holdings III Corp	LIBOR 1 M + 3.250%	5.130	01/22/23	378,316
498,741	i	Sprint Communications, Inc	LIBOR 1 M + 2.500%	4.440	02/02/24	498,531
		TOTAL TELECOMMUNICATION SERVICES				876,847

TRANSPORTATION - 0.1%
1,485,000	i	American Airlines, Inc	LIBOR 1 M + 2.000%	3.780	12/14/23	1,485,936
440,291	i	Kenan Advantage Group, Inc	LIBOR 1 M + 3.000%	4.000	07/31/22	441,942
1,447,684	i	Kenan Advantage Group, Inc	LIBOR 1 M + 3.000%	4.880	08/01/22	1,453,112
		TOTAL TRANSPORTATION				3,380,990

UTILITIES - 0.1%
748,747	i	Dynegy, Inc	LIBOR 1 M + 2.750%	4.600	02/07/24	752,992
984,962	i	NRG Energy, Inc	LIBOR 3 M + 1.750%	4.050	06/30/23	986,194
493,762	i	Talen Energy Supply LLC	LIBOR 1 M + 4.000%	5.880	07/14/23	484,238
804,107	i	Vistra Operations Co LLC	LIBOR 1 M + 2.500%	3.980	08/04/23	809,020
142,857	i	Vistra Operations Co LLC	LIBOR 1 M + 2.500%	4.380	08/04/23	143,730
		TOTAL UTILITIES				3,176,174

		TOTAL BANK LOAN OBLIGATIONS				39,706,593
		(Cost $39,961,857)

BONDS - 96.3%

CORPORATE BONDS - 34.4%

AUTOMOBILES & COMPONENTS - 0.5%
120,000	g	Adient Global Holdings Ltd		4.875	08/15/26	113,400
480,000	g	Allison Transmission, Inc		5.000	10/01/24	475,800
1,125,000		Aptiv plc		3.150	11/19/20	1,122,773
450,000	g	Dana Financing Luxembourg Sarl		6.500	06/01/26	468,000
3

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$238,000	g	Gates Global LLC	6.000%	07/15/22	$241,867
3,550,000		General Motors Co	4.200	10/01/27	3,471,720
1,700,000		General Motors Co	6.600	04/01/36	1,946,128
825,000		General Motors Co	6.250	10/02/43	904,767
475,000		General Motors Co	6.750	04/01/46	550,609
2,050,000		General Motors Co	5.400	04/01/48	2,044,448
150,000		Goodyear Tire & Rubber Co	5.000	05/31/26	145,875
1,100,000	g	Hyundai Capital America	2.600	03/19/20	1,084,413
2,600,000	g	Hyundai Capital America	2.550	04/03/20	2,559,258
1,500,000	g	Hyundai Capital America	3.250	09/20/22	1,472,660
2,000,000	g	Hyundai Capital America	2.750	09/27/26	1,778,769
700,000	g,o	IHO Verwaltungs GmbH	4.125	09/15/21	686,000
1,750,000		Magna International, Inc	3.625	06/15/24	1,767,481
1,875,000	g	Nemak SAB de C.V.	4.750	01/23/25	1,861,125
200,000		Tenneco, Inc	5.000	07/15/26	194,060
		TOTAL AUTOMOBILES & COMPONENTS			22,889,153

BANKS - 5.7%
2,675,000	g	ADCB Finance Cayman Ltd	4.000	03/29/23	2,671,402
1,900,000	g	Akbank TAS	7.200	03/16/27	1,932,572
2,000,000	g	Akbank Turk AS.	6.797	04/27/28	1,980,660
1,750,000		Australia & New Zealand Banking Group Ltd	2.625	05/19/22	1,706,783
1,500,000	g	Banco de Bogota S.A.	6.250	05/12/26	1,576,515
2,000,000	g	Banco de Bogota S.A.	4.375	08/03/27	1,923,000
7,675,000	g	Banco del Estado de Chile	2.668	01/08/21	7,511,906
2,000,000	g	Banco Internacional del Peru SAA Interbank	3.375	01/18/23	1,935,000
2,000,000		Banco Santander S.A.	3.125	02/23/23	1,937,563
1,200,000		Banco Santander S.A.	3.800	02/23/28	1,156,867
9,475,000		Bank of America Corp	2.151	11/09/20	9,286,758
2,450,000		Bank of America Corp	3.875	08/01/25	2,467,296
10,450,000		Bank of America Corp	3.248	10/21/27	9,842,340
3,075,000	g	Bank of America Corp	3.419	12/20/28	2,943,433
3,750,000		Bank of Montreal	3.803	12/15/32	3,552,637
2,025,000		Bank of Nova Scotia	4.650	12/30/49	1,911,094
3,375,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	3,343,599
1,700,000		Barclays plc	3.650	03/16/25	1,637,445
3,600,000	g	BNP Paribas S.A.	3.375	01/09/25	3,480,358
3,375,000	g	BNP Paribas S.A.	4.375	03/01/33	3,301,054
1,025,000	g	BPCE S.A.	3.000	05/22/22	1,003,597
1,825,000	g	BPCE S.A.	4.625	07/11/24	1,850,579
600,000	g	BPCE S.A.	4.500	03/15/25	602,164
650,000		Branch Banking & Trust Co	2.300	10/15/18	649,491
3,075,000		Capital One Bank USA NA	2.650	08/08/22	2,957,426
1,068,000		Capital One Bank USA NA	3.375	02/15/23	1,040,412
4,330,000		Capital One NA	2.350	01/31/20	4,258,924
10,975,000		Citigroup, Inc	3.200	10/21/26	10,440,176
4

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$6,800,000		Citigroup, Inc		3.668%	07/24/28	$6,624,941
2,000,000		Citigroup, Inc		4.125	07/25/28	1,975,026
2,225,000		Citizens Bank NA		2.650	05/26/22	2,155,370
2,050,000		Compass Bank		2.875	06/29/22	1,987,029
375,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA		3.950	11/09/22	378,816
3,350,000		Cooperatieve Rabobank UA		2.500	01/19/21	3,294,971
6,925,000		Cooperatieve Rabobank UA		3.750	07/21/26	6,679,378
835,000	g,i	Cooperatieve Rabobank UA	LIBOR 3 M + 10.868%	11.000	12/30/49	913,081
1,250,000	g	Credit Agricole S.A.		2.500	04/15/19	1,245,956
1,425,000	g	Credit Agricole S.A.		2.375	07/01/21	1,384,099
7,475,000	g	Credit Agricole S.A.		3.250	10/04/24	7,159,364
2,000,000	g	Credit Bank of Moscow Via CBOM Finance plc		5.550	02/14/23	1,962,520
3,275,000		Deutsche Bank AG.		3.950	02/27/23	3,264,592
1,000,000		Discover Bank		3.200	08/09/21	988,814
5,400,000		Discover Bank		3.450	07/27/26	5,098,218
1,320,000	g	HSBC Bank plc		4.125	08/12/20	1,348,628
4,625,000		HSBC Holdings plc		2.650	01/05/22	4,495,607
2,050,000		HSBC Holdings plc		3.262	03/13/23	2,022,774
1,475,000		HSBC Holdings plc		3.033	11/22/23	1,439,430
1,250,000		HSBC Holdings plc		3.900	05/25/26	1,246,689
2,300,000		HSBC Holdings plc		4.375	11/23/26	2,289,157
2,025,000		HSBC Holdings plc		4.041	03/13/28	2,022,305
1,025,000		HSBC Holdings plc		6.000	12/30/49	1,017,312
4,100,000		Huntington National Bank		2.500	08/07/22	3,950,998
5,000,000	g	Intercorp Financial Services, Inc		4.125	10/19/27	4,662,500
2,175,000	g	Intesa Sanpaolo S.p.A		3.875	01/12/28	2,049,967
8,700,000		JPMorgan Chase & Co		2.750	06/23/20	8,650,303
8,550,000		JPMorgan Chase & Co		2.295	08/15/21	8,311,390
3,425,000		JPMorgan Chase & Co		2.776	04/25/23	3,344,205
5,250,000		JPMorgan Chase & Co		3.200	06/15/26	5,033,271
3,975,000		JPMorgan Chase & Co		2.950	10/01/26	3,737,206
1,825,000		JPMorgan Chase & Co		3.882	07/24/38	1,770,623
750,000		JPMorgan Chase & Co		5.150	12/30/49	749,325
2,945,000		KeyBank NA		2.500	12/15/19	2,926,482
2,250,000		KeyBank NA		2.300	09/14/22	2,160,646
900,000	g	Macquarie Bank Ltd		2.600	06/24/19	896,163
2,550,000		Manufacturers & Traders Trust Co		2.100	02/06/20	2,507,123
4,175,000	g	Mitsubishi UFJ Trust & Banking Corp		2.450	10/16/19	4,138,366
2,000,000	g	NBK SPC Ltd		2.750	05/30/22	1,926,088
4,150,000		PNC Bank NA		2.600	07/21/20	4,115,773
1,800,000		PNC Bank NA		2.450	11/05/20	1,771,932
1,750,000		PNC Bank NA		2.700	11/01/22	1,693,690
3,050,000		PNC Bank NA		2.950	01/30/23	2,981,921
5

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,500,000		PNC Financial Services Group, Inc	3.900%	04/29/24	$1,514,694
3,125,000		Santander Holdings USA, Inc	3.400	01/18/23	3,053,858
1,525,000		Santander Holdings USA, Inc	4.400	07/13/27	1,515,747
900,000		Santander UK Group Holdings plc	3.571	01/10/23	889,802
3,600,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	3,548,610
1,025,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	1,024,652
1,700,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	1,681,461
900,000		Sumitomo Mitsui Banking Corp	3.650	07/23/25	903,494
8,150,000		Sumitomo Mitsui Financial Group, Inc	2.442	10/19/21	7,913,870
1,675,000		SunTrust Banks, Inc	2.900	03/03/21	1,663,500
1,075,000		SunTrust Banks, Inc	2.750	05/01/23	1,042,354
875,000		Synchrony Bank	3.000	06/15/22	845,688
3,350,000		Toronto-Dominion Bank	1.850	09/11/20	3,259,784
1,300,000		Toronto-Dominion Bank	3.625	09/15/31	1,244,758
2,500,000	g	Turkiye Garanti Bankasi AS.	6.125	05/24/27	2,429,710
2,300,000	g	Turkiye Is Bankasi	6.125	04/25/24	2,238,332
2,000,000	g	Turkiye Vakiflar Bankasi TAO	5.750	01/30/23	1,945,860
1,050,000	g	UBS AG.	2.450	12/01/20	1,031,171
1,550,000		UnionBanCal Corp	3.500	06/18/22	1,547,778
5,100,000		Westpac Banking Corp	4.322	11/23/31	5,057,638
1,200,000		Westpac Banking Corp	5.000	12/30/49	1,108,929
2,400,000	g	Yapi ve Kredi Bankasi AS.	5.850	06/21/24	2,309,818
		TOTAL BANKS			265,044,608

CAPITAL GOODS - 0.7%
1,425,000		Air Lease Corp	3.875	04/01/21	1,446,159
500,000		Anixter, Inc	5.500	03/01/23	517,500
675,000	g	Cleaver-Brooks, Inc	7.875	03/01/23	701,156
225,000	g	Cloud Crane LLC	10.125	08/01/24	249,188
675,000		Eaton Corp	4.000	11/02/32	675,857
2,600,000		Ingersoll-Rand Global Holding Co Ltd	3.750	08/21/28	2,579,305
525,000		Ingersoll-Rand Luxembourg Finance S.A.	4.650	11/01/44	549,662
2,075,000		Lockheed Martin Corp	2.500	11/23/20	2,055,714
1,275,000		Lockheed Martin Corp	3.550	01/15/26	1,263,617
200,000		Manitowoc Foodservice, Inc	9.500	02/15/24	223,000
1,625,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	1,610,819
2,503,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	2,485,971
2,800,000		Mosaic Co	4.050	11/15/27	2,728,997
3,025,000		Parker-Hannifin Corp	3.250	03/01/27	2,955,531
650,000		Parker-Hannifin Corp	4.100	03/01/47	662,611
2,775,000		Rockwell Collins, Inc	3.500	03/15/27	2,675,531
790,000	g	Stena AB	7.000	02/01/24	743,588
950,000		Textron, Inc	3.875	03/01/25	952,909
2,775,000		Timken Co	3.875	09/01/24	2,752,999
6

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,945,000	g	TSMC Global Ltd		1.625%	04/03/18	$1,945,000
4,875,000		United Technologies Corp		3.750	11/01/46	4,387,874
		TOTAL CAPITAL GOODS				34,162,988

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
575,000		AECOM		5.875	10/15/24	601,594
1,000,000		AECOM		5.125	03/15/27	966,250
2,250,000	g	British Airways		3.800	09/20/31	2,261,250
700,000	g	Herc Rentals, Inc		7.750	06/01/24	757,750
250,000	g	Iron Mountain, Inc		4.875	09/15/27	231,875
400,000	g	KAR Auction Services, Inc		5.125	06/01/25	398,000
2,000,000	g,i	Nakama Re Ltd	LIBOR 6 M + 1.820%	4.652	10/13/21	2,023,200
1,550,000		RELX Capital, Inc		3.500	03/16/23	1,551,475
1,495,000		Republic Services, Inc		3.800	05/15/18	1,496,466
3,400,000		Republic Services, Inc		3.550	06/01/22	3,433,207
2,225,000		Republic Services, Inc		2.900	07/01/26	2,083,925
100,000	g	Ritchie Bros Auctioneers, Inc		5.375	01/15/25	100,000
1,100,000	g	Staples, Inc		8.500	09/15/25	1,017,500
650,000		United Rentals North America, Inc		5.500	07/15/25	665,437
1,200,000		United Rentals North America, Inc		4.875	01/15/28	1,158,000
1,800,000		Waste Management, Inc		2.900	09/15/22	1,780,329
475,000		Waste Management, Inc		2.400	05/15/23	452,942
3,025,000		Waste Management, Inc		3.150	11/15/27	2,880,194
500,000		Waste Management, Inc		3.900	03/01/35	498,413
550,000		Waste Management, Inc		4.100	03/01/45	553,280
200,000	g	XPO Logistics, Inc		6.500	06/15/22	206,250
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				25,117,337

CONSUMER DURABLES & APPAREL - 0.2%
1,000,000	g	Hanesbrands, Inc		4.875	05/15/26	970,000
500,000		Lennar Corp		4.750	04/01/21	508,750
1,450,000		Lennar Corp		4.500	04/30/24	1,421,000
940,000	g	Lennar Corp		5.875	11/15/24	972,900
3,700,000		Newell Rubbermaid, Inc		4.200	04/01/26	3,665,065
200,000		PulteGroup, Inc		5.500	03/01/26	206,100
		TOTAL CONSUMER DURABLES & APPAREL				7,743,815

CONSUMER SERVICES - 0.3%
650,000	g	1011778 BC ULC / New Red Finance Inc		4.250	05/15/24	620,750
250,000		ADT Corp		6.250	10/15/21	260,625
500,000		ADT Corp		4.125	06/15/23	470,000
1,175,000	g	Aramark Services, Inc		5.000	04/01/25	1,184,165
300,000		Aramark Services, Inc		4.750	06/01/26	290,250
200,000		Boyd Gaming Corp		6.375	04/01/26	209,394
1,200,000	g	Cott Holdings, Inc		5.500	04/01/25	1,185,000
4,000,000		George Washington University		3.545	09/15/46	3,700,162
200,000		Hilton Domestic Operating Co, Inc		4.250	09/01/24	194,000
1,000,000	g	International Game Technology		6.500	02/15/25	1,071,250
480,000	g	KFC Holding Co		4.750	06/01/27	462,600
1,297,000	g	Prime Security Services Borrower LLC		9.250	05/15/23	1,405,624
500,000		Scientific Games International, Inc		10.000	12/01/22	538,438
7

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$600,000	g	Scientific Games International, Inc	5.000%	10/15/25	$583,500
700,000	g	ServiceMaster Co LLC	5.125	11/15/24	677,250
600,000		Speedway Motorsports, Inc	5.125	02/01/23	597,420
1,600,000		Trustees of Dartmouth College	3.474	06/01/46	1,535,495
		TOTAL CONSUMER SERVICES			14,985,923

DIVERSIFIED FINANCIALS - 4.1%
600,000		AerCap Ireland Capital Ltd	5.000	10/01/21	624,434
1,400,000		Aircastle Ltd	4.125	05/01/24	1,379,000
3,375,000		American Express Co	2.500	08/01/22	3,254,478
4,375,000		American Express Co	3.400	02/27/23	4,365,157
1,025,000		American Express Credit Corp	2.700	03/03/22	1,002,709
2,000,000		American Express Credit Corp	3.300	05/03/27	1,936,751
1,525,000	g	Banco BTG Pactual S.A.	5.500	01/31/23	1,490,230
580,000		Bank of New York Mellon Corp	5.450	05/15/19	597,272
2,575,000		Bank of New York Mellon Corp	2.500	04/15/21	2,524,371
2,525,000	g	Bayer US Finance LLC	2.375	10/08/19	2,502,933
455,000	g	BBVA Bancomer S.A.	5.350	11/12/29	447,038
2,850,000	g	BBVA Bancomer S.A.	5.125	01/18/33	2,736,000
3,075,000		Berkshire Hathaway, Inc	3.125	03/15/26	2,995,304
3,025,000		Capital One Financial Corp	3.300	10/30/24	2,920,735
4,000,000		Capital One Financial Corp	3.800	01/31/28	3,871,683
2,500,000	g	Credit Suisse Group AG.	2.997	12/14/23	2,422,943
2,475,000	g	Credit Suisse Group AG.	4.282	01/09/28	2,478,141
3,950,000		Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	3,956,062
1,650,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	1,610,624
2,300,000	g	EDP Finance BV	3.625	07/15/24	2,262,151
9,250,000		Ford Motor Credit Co LLC	2.597	11/04/19	9,175,404
4,100,000		Ford Motor Credit Co LLC	3.200	01/15/21	4,065,555
2,600,000		Ford Motor Credit Co LLC	3.339	03/28/22	2,557,032
4,025,000		Ford Motor Credit Co LLC	3.815	11/02/27	3,781,237
10,313,000		GE Capital International Funding Co	2.342	11/15/20	10,084,167
825,000		GE Capital International Funding Co	4.418	11/15/35	803,621
232,000		General Electric Capital Corp	6.875	01/10/39	300,092
2,050,000		General Motors Financial Co, Inc	3.950	04/13/24	2,031,764
4,650,000		Goldman Sachs Group, Inc	3.500	01/23/25	4,559,151
7,675,000		Goldman Sachs Group, Inc	3.272	09/29/25	7,384,501
9,950,000		Goldman Sachs Group, Inc	3.691	06/05/28	9,639,769
1,900,000		Goldman Sachs Group, Inc	4.017	10/31/38	1,836,006
600,000		Goldman Sachs Group, Inc	4.800	07/08/44	645,688
2,000,000	g	GrupoSura Finance S.A.	5.500	04/29/26	2,117,400
2,250,000	g	GTH Finance BV	7.250	04/26/23	2,447,325
8

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,900,000		Icahn Enterprises LP	6.250%	02/01/22	$1,933,250
2,000,000		ICICI Bank Ltd	3.125	08/12/20	1,978,734
6,675,000	g	ICICI Bank Ltd	3.800	12/14/27	6,230,458
1,900,000		International Lease Finance Corp	5.875	08/15/22	2,038,469
3,275,000		Jefferies Group LLC	4.150	01/23/30	3,050,796
350,000		Legg Mason, Inc	2.700	07/15/19	348,662
475,000		Legg Mason, Inc	3.950	07/15/24	476,223
250,000	g	Lincoln Finance Ltd	7.375	04/15/21	258,125
2,800,000		Morgan Stanley	2.750	05/19/22	2,729,806
5,475,000		Morgan Stanley	3.700	10/23/24	5,443,159
6,075,000		Morgan Stanley	3.125	07/27/26	5,745,346
5,225,000		Morgan Stanley	3.625	01/20/27	5,110,962
565,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	590,203
135,000		Navient Corp	6.625	07/26/21	140,400
2,000,000	g	Nederlandse Waterschapsbank NV	2.125	11/15/21	1,956,810
1,500,000		ORIX Corp	3.250	12/04/24	1,456,738
1,775,000	g	Quicken Loans, Inc	5.250	01/15/28	1,659,625
2,050,000		Raymond James Financial, Inc	4.950	07/15/46	2,212,913
8,500,000		Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	7,920,755
2,075,000		TD Ameritrade Holding Corp	3.300	04/01/27	2,022,840
1,650,000	g	UBS Group Funding Jersey Ltd	2.950	09/24/20	1,637,465
5,925,000	g	UBS Group Funding Jersey Ltd	2.650	02/01/22	5,743,103
3,075,000		Unilever Capital Corp	2.900	05/05/27	2,906,249
11,475,000		Wells Fargo & Co	2.625	07/22/22	11,097,021
6,850,000		Wells Fargo & Co	3.069	01/24/23	6,733,833
3,300,000		Wells Fargo & Co	3.584	05/22/28	3,217,905
		TOTAL DIVERSIFIED FINANCIALS			191,446,578

ENERGY - 3.8%
2,150,000	g	Abu Dhabi Crude Oil Pipeline LLC	3.650	11/02/29	2,053,115
1,450,000	g	Abu Dhabi Crude Oil Pipeline LLC	4.600	11/02/47	1,408,136
875,000		AmeriGas Partners LP	5.625	05/20/24	869,531
1,075,000		AmeriGas Partners LP	5.875	08/20/26	1,050,812
2,050,000		Anadarko Petroleum Corp	5.550	03/15/26	2,236,644
1,950,000		Anadarko Petroleum Corp	4.500	07/15/44	1,867,513
875,000		Andeavor Logistics LP	4.250	12/01/27	852,436
1,000,000		Andeavor Logistics LP	5.200	12/01/47	982,948
500,000	g	APT Pipelines Ltd	4.250	07/15/27	499,544
3,050,000		BP Capital Markets plc	1.375	05/10/18	3,046,218
3,400,000		BP Capital Markets plc	2.315	02/13/20	3,362,567
1,200,000		BP Capital Markets plc	2.520	09/19/22	1,164,732
3,000,000		BP Capital Markets plc	3.588	04/14/27	2,992,102
2,050,000		BP Capital Markets plc	3.279	09/19/27	1,991,144
74,000	g	California Resources Corp	8.000	12/15/22	58,090
58,000	†	California Resources Corp	6.000	11/15/24	35,380
275,000		Calumet Specialty Products Partners LP	6.500	04/15/21	266,750
2,050,000		Cenovus Energy, Inc	5.400	06/15/47	2,060,083
90,000		Cheniere Corpus Christi Holdings LLC	7.000	06/30/24	99,562
750,000		Cheniere Corpus Christi Holdings LLC	5.875	03/31/25	784,687
4,467,000		Cimarex Energy Co	3.900	05/15/27	4,414,081
2,200,000	g	Colonial Pipeline Co	4.250	04/15/48	2,187,120
9

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,175,000		Concho Resources, Inc	3.750%	10/01/27	$2,125,222
1,350,000	g	Continental Resources, Inc	4.375	01/15/28	1,316,250
1,125,000		Crestwood Midstream Partners LP	5.750	04/01/25	1,115,156
1,000,000		Devon Energy Corp	4.750	05/15/42	1,020,604
3,000,000		Ecopetrol S.A.	5.375	06/26/26	3,126,000
3,000,000		Enbridge, Inc	3.700	07/15/27	2,873,784
4,775,000		Energy Transfer Partners LP	4.750	01/15/26	4,825,341
1,250,000		Enterprise Products Operating LLC	3.700	02/15/26	1,237,951
900,000		Enterprise Products Operating LLC	4.450	02/15/43	894,266
950,000		Enterprise Products Operating LLC	4.850	03/15/44	993,323
1,425,000		Enterprise Products Operating LLC	4.250	02/15/48	1,386,316
472,000	†,g	EP Energy LLC	9.375	05/01/24	335,710
1,000,000		EQT Midstream Partners LP	4.125	12/01/26	959,239
1,425,000		Exterran Partners LP	6.000	10/01/22	1,414,312
50,000		Exxon Mobil Corp	2.222	03/01/21	49,283
1,100,000		Genesis Energy LP	6.500	10/01/25	1,078,000
2,125,000		Genesis Energy LP	6.250	05/15/26	2,024,062
1,450,000	g	Hess Infrastructure Partners LP	5.625	02/15/26	1,424,625
1,500,000		Husky Energy, Inc	3.950	04/15/22	1,528,243
2,000,000	g	KazMunayGas National Co JSC	3.875	04/19/22	1,991,598
775,000		Kinder Morgan, Inc	9.000	02/01/19	812,242
3,275,000		Kinder Morgan, Inc	4.300	03/01/28	3,261,566
535,000		Kinder Morgan, Inc	5.300	12/01/34	548,991
1,250,000		Kinder Morgan, Inc	5.400	09/01/44	1,263,650
2,175,000		Kinder Morgan, Inc	5.200	03/01/48	2,185,936
1,000,000		Magellan Midstream Partners LP	4.200	10/03/47	963,252
1,250,000		Marathon Oil Corp	2.700	06/01/20	1,231,354
1,000,000		Marathon Oil Corp	5.200	06/01/45	1,049,872
945,000		MPLX LP	4.000	02/15/25	938,651
2,675,000		MPLX LP	4.125	03/01/27	2,656,189
2,075,000		MPLX LP	4.000	03/15/28	2,044,558
2,175,000		MPLX LP	4.500	04/15/38	2,132,854
2,175,000		MPLX LP	4.700	04/15/48	2,128,879
125,000		Murphy Oil Corp	6.875	08/15/24	130,312
200,000		Murphy Oil USA, Inc	5.625	05/01/27	201,000
1,200,000		Newfield Exploration Co	5.750	01/30/22	1,254,000
125,000	g	NGPL PipeCo LLC	4.375	08/15/22	124,219
518,000		Noble Energy, Inc	5.625	05/01/21	527,687
300,000		Noble Energy, Inc	3.900	11/15/24	299,712
3,000,000		Noble Energy, Inc	3.850	01/15/28	2,947,625
2,200,000		Noble Energy, Inc	5.050	11/15/44	2,295,880
500,000		Noble Energy, Inc	4.950	08/15/47	520,034
2,150,000		ONE Gas, Inc	2.070	02/01/19	2,133,638
700,000		ONE Gas, Inc	3.610	02/01/24	702,905
800,000		ONEOK, Inc	4.000	07/13/27	787,610
500,000	m	Peabody Energy Corp	6.000	11/15/18	0
2,925,000	g	Pertamina Persero PT	4.300	05/20/23	2,953,475
2,000,000	g	Pertamina Persero PT	5.625	05/20/43	2,057,866
2,425,000	g	Peru LNG Srl	5.375	03/22/30	2,438,337
3,320,000		Petrobras Global Finance BV	6.125	01/17/22	3,547,420
1,167,000	g	Petrobras Global Finance BV	5.999	01/27/28	1,155,330
2,000,000	g	Petroleos del Peru S.A.	4.750	06/19/32	1,949,200
10

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,050,000		Petroleos Mexicanos	6.375%	02/04/21	$2,184,275
2,050,000		Petroleos Mexicanos	3.500	01/30/23	1,970,050
800,000		Petroleos Mexicanos	4.250	01/15/25	773,200
3,050,000		Petroleos Mexicanos	6.500	03/13/27	3,257,400
2,100,000	g	Petroleos Mexicanos	5.350	02/12/28	2,058,000
1,075,000		Petroleos Mexicanos	5.625	01/23/46	958,664
1,000,000		Petroleos Mexicanos	6.750	09/21/47	1,011,880
2,075,000	g	Petroleos Mexicanos	6.350	02/12/48	2,004,969
2,125,000		Phillips 66 Partners LP	3.550	10/01/26	2,020,933
775,000		Phillips 66 Partners LP	4.680	02/15/45	754,650
950,000		Phillips 66 Partners LP	4.900	10/01/46	952,068
615,000		Pioneer Natural Resources Co	7.500	01/15/20	661,662
2,125,000		Pioneer Natural Resources Co	3.450	01/15/21	2,137,882
1,675,000		Pioneer Natural Resources Co	4.450	01/15/26	1,740,911
1,000,000		Range Resources Corp	5.750	06/01/21	1,020,000
450,000		Regency Energy Partners LP	4.500	11/01/23	455,620
2,125,000	g	Reliance Holdings USA	5.400	02/14/22	2,244,759
2,500,000	g	Reliance Industries Ltd	3.667	11/30/27	2,364,475
3,125,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	3,075,428
1,325,000		Shell International Finance BV	3.250	05/11/25	1,311,815
1,750,000		Shell International Finance BV	4.000	05/10/46	1,757,872
2,000,000		Southwestern Energy Co	4.100	03/15/22	1,915,000
1,250,000		Spectra Energy Partners LP	3.500	03/15/25	1,203,361
2,025,000		Spectra Energy Partners LP	4.500	03/15/45	1,961,728
1,700,000		Statoil ASA	2.450	01/17/23	1,646,161
2,075,000		Suncor Energy, Inc	4.000	11/15/47	2,030,715
1,975,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	1,869,702
450,000	g	Sunoco LP	4.875	01/15/23	433,688
125,000		Targa Resources Partners LP	5.125	02/01/25	124,375
90,000		Tesoro Logistics LP	6.375	05/01/24	95,625
550,000		Tesoro Logistics LP	5.250	01/15/25	559,158
870,000		TransCanada PipeLines Ltd	5.850	03/15/36	1,029,533
175,000	g	Transocean, Inc	7.500	01/15/26	172,375
1,725,000	g	Tullow Oil plc	7.000	03/01/25	1,725,000
760,000	g	USA Compression Partners LP	6.875	04/01/26	771,400
1,000,000		Vale Overseas Ltd	6.250	08/10/26	1,120,300
480,000		Vale Overseas Ltd	6.875	11/21/36	564,576
2,175,000		Valero Energy Partners LP	4.500	03/15/28	2,186,268
1,050,000		Western Gas Partners LP	4.650	07/01/26	1,062,382
1,025,000		Western Gas Partners LP	4.500	03/01/28	1,026,376
400,000	g	Whiting Petroleum Corp	6.625	01/15/26	403,000
850,000		Williams Partners LP	3.600	03/15/22	846,494
1,500,000		Williams Partners LP	3.750	06/15/27	1,433,094
625,000		Williams Partners LP	4.900	01/15/45	615,273
500,000		WPX Energy, Inc	6.000	01/15/22	513,750
2,100,000	g	YPF S.A.	6.950	07/21/27	2,108,610
3,250,000	g	YPF S.A.	7.000	12/15/47	2,913,625
		TOTAL ENERGY			178,294,806

FOOD & STAPLES RETAILING - 0.7%
255,000		Albertsons Cos LLC	6.625	06/15/24	228,544
3,275,000		CVS Health Corp	3.700	03/09/23	3,285,060
5,425,000		CVS Health Corp	2.875	06/01/26	4,996,014
11

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$6,725,000		CVS Health Corp	4.300%	03/25/28	$6,766,524
7,250,000		CVS Health Corp	4.780	03/25/38	7,335,932
1,600,000		Ingles Markets, Inc	5.750	06/15/23	1,599,520
1,750,000		Kroger Co	3.700	08/01/27	1,689,676
2,000,000	g	MARB BondCo plc	6.875	01/19/25	1,830,000
1,500,000		SYSCO Corp	3.250	07/15/27	1,433,161
2,200,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	2,077,519
		TOTAL FOOD & STAPLES RETAILING			31,241,950

FOOD, BEVERAGE & TOBACCO - 1.0%
3,350,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	3,323,200
1,575,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	1,575,347
1,075,000		Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	1,067,965
1,450,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	1,408,013
6,925,000	h	Anheuser-Busch InBev Worldwide, Inc	4.000	04/13/28	7,006,148
3,225,000		Anheuser-Busch InBev Worldwide, Inc	4.950	01/15/42	3,492,138
2,425,000	h	Anheuser-Busch InBev Worldwide, Inc	4.600	04/15/48	2,503,935
4,100,000	g	BAT Capital Corp	3.557	08/15/27	3,921,005
2,000,000	g	Cosan Ltd	5.950	09/20/24	2,027,500
2,000,000	g	Grupo Bimbo SAB de C.V.	4.700	11/10/47	1,928,420
2,675,000	g	Heineken NV	3.500	01/29/28	2,596,385
1,150,000	g	Heineken NV	4.350	03/29/47	1,170,947
86,000	g	Lamb Weston Holdings, Inc	4.625	11/01/24	85,248
2,725,000	g,h	MHP Lux S.A.	6.950	04/03/26	2,708,571
4,475,000		PepsiCo, Inc	3.450	10/06/46	4,105,215
1,475,000	g	Pernod-Ricard S.A.	4.250	07/15/22	1,519,855
200,000		Philip Morris International, Inc	6.375	05/16/38	258,208
2,650,000	g	Sigma Finance Netherlands BV	4.875	03/27/28	2,643,375
2,000,000		Tyson Foods, Inc	3.550	06/02/27	1,917,870
		TOTAL FOOD, BEVERAGE & TOBACCO			45,259,345

HEALTH CARE EQUIPMENT & SERVICES – 0.9%
4,250,000		Anthem, Inc	3.650	12/01/27	4,106,017
5,350,000		Becton Dickinson and Co	3.700	06/06/27	5,161,828
4,275,000		Cardinal Health, Inc	3.410	06/15/27	4,023,611
500,000	g	Change Healthcare Holdings LLC	5.750	03/01/25	495,775
750,000		Covidien International Finance S.A.	3.200	06/15/22	749,509
1,370,000		Dartmouth-Hitchcock Health	4.178	08/01/48	1,392,715
1,000,000		Encompass Health Corp	5.125	03/15/23	1,012,500
500,000		Encompass Health Corp	5.750	09/15/25	510,000
6,500,000		Express Scripts Holding Co	3.400	03/01/27	6,102,894
1,215,000		HCA, Inc	6.500	02/15/20	1,274,231
500,000		HCA, Inc	4.500	02/15/27	482,500
950,000		HCA, Inc	5.500	06/15/47	917,938
695,000		LifePoint Health, Inc	5.375	05/01/24	679,363
1,000,000		LifePoint Hospitals, Inc	5.500	12/01/21	1,010,000
4,725,000		Medtronic, Inc	4.625	03/15/45	5,166,133
1,000,000		MPT Operating Partnership LP	5.000	10/15/27	980,300
700,000	g	New Amethyst Corp	6.250	12/01/24	722,750
1,100,000	g	Tenet Healthcare Corp	4.625	07/15/24	1,057,375
525,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	523,115
12

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$825,000		Thermo Fisher Scientific, Inc		3.150%	01/15/23	$811,417
2,640,000		Thermo Fisher Scientific, Inc		2.950	09/19/26	2,462,912
1,725,000		Thermo Fisher Scientific, Inc		3.200	08/15/27	1,631,624
750,000		Zimmer Biomet Holdings, Inc		3.700	03/19/23	751,219
1,470,000		Zimmer Holdings, Inc		3.550	04/01/25	1,425,635
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				43,451,361

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
400,000		Ecolab, Inc		2.700	11/01/26	374,932
375,000		Ecolab, Inc		3.700	11/01/46	343,472
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS				718,404

INSURANCE - 1.3%
3,900,000		ACE INA Holdings, Inc		2.875	11/03/22	3,862,348
285,000		Aetna, Inc		6.625	06/15/36	359,452
1,700,000		Allstate Corp		3.280	12/15/26	1,651,850
2,400,000		Allstate Corp		5.750	08/15/53	2,514,000
975,000		American Financial Group, Inc		3.500	08/15/26	933,743
2,400,000		American International Group, Inc		3.900	04/01/26	2,373,943
1,725,000		American International Group, Inc		4.200	04/01/28	1,741,763
3,740,000		Aon plc		3.500	06/14/24	3,715,156
1,800,000		Children’s Hospital Medic		4.268	05/15/44	1,912,348
1,100,000		CNA Financial Corp		3.950	05/15/24	1,110,988
975,000		CNA Financial Corp		3.450	08/15/27	925,874
7,500,000	g,i	Cranberry RE Ltd	LIBOR 6 M + 1.600%	3.869	07/13/20	7,589,250
2,300,000	g	Five Corners Funding Trust		4.419	11/15/23	2,401,366
350,000		Hartford Financial Services Group, Inc		4.300	04/15/43	348,102
1,875,000		Humana, Inc		3.950	03/15/27	1,866,838
1,050,000	g	Liberty Mutual Group, Inc		4.250	06/15/23	1,071,260
850,000		Lincoln National Corp		3.800	03/01/28	841,927
5,383,000		Markel Corp		3.500	11/01/27	5,132,828
675,000		Markel Corp		4.300	11/01/47	658,385
1,400,000		Marsh & McLennan Cos, Inc		3.500	06/03/24	1,392,757
1,775,000		MetLife, Inc		3.600	11/13/25	1,769,930
630,000		Prudential Financial, Inc		7.375	06/15/19	663,537
3,275,000		Prudential Financial, Inc		3.878	03/27/28	3,316,980
1,190,000	g	Prudential Funding LLC		6.750	09/15/23	1,361,568
615,000		Travelers Cos, Inc		5.800	05/15/18	617,286
1,500,000		Travelers Cos, Inc		4.000	05/30/47	1,493,704
2,175,000		Travelers Cos, Inc		4.050	03/07/48	2,191,229
1,525,000		UnitedHealth Group, Inc		2.950	10/15/27	1,448,649
1,375,000		UnitedHealth Group, Inc		3.750	10/15/47	1,292,632
6,250,000	g	Vitality Re IX Ltd		3.300	01/10/22	6,269,687
410,000		WR Berkley Corp		5.375	09/15/20	430,048
		TOTAL INSURANCE				63,259,428

MATERIALS - 1.6%
925,000		Agrium, Inc		3.375	03/15/25	897,502
900,000		Agrium, Inc		4.125	03/15/35	876,720
6,375,000	g	Air Liquide Finance S.A.		1.750	09/27/21	6,080,061
1,050,000		Albemarle Corp		5.450	12/01/44	1,145,108
13

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000	g	Alcoa Nederland Holding BV	6.750%	09/30/24	$107,000
100,000	g	Alcoa Nederland Holding BV	7.000	09/30/26	107,750
375,000		Barrick Gold Corp	3.850	04/01/22	383,317
725,000	g	Berry Global, Inc	4.500	02/15/26	686,031
975,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	1,126,722
450,000		Blue Cube Spinco, Inc	9.750	10/15/23	515,947
235,000		Blue Cube Spinco, Inc	10.000	10/15/25	276,125
2,000,000	g	Celulosa Arauco y Constitucion S.A.	3.875	11/02/27	1,924,000
1,300,000	g	Celulosa Arauco y Constitucion S.A.	5.500	11/02/47	1,325,350
1,000,000	g	Cemex SAB de C.V.	7.750	04/16/26	1,101,700
2,000,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.500	09/16/25	2,081,907
1,750,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.625	08/01/27	1,699,757
1,025,000	g	CRH America Finance, Inc	3.400	05/09/27	981,226
1,325,000	g,h	CRH America Finance, Inc	3.950	04/04/28	1,319,888
2,200,000	g,h	CRH America Finance, Inc	4.500	04/04/48	2,177,409
865,000		Crown Americas LLC	4.500	01/15/23	858,512
635,000	g	Crown Americas LLC	4.750	02/01/26	614,362
1,325,000		Dow Chemical Co	4.375	11/15/42	1,316,912
335,000		Eastman Chemical Co	5.500	11/15/19	348,396
2,000,000	g	Equate Petrochemical BV	3.000	03/03/22	1,930,826
150,000	g	FMG Resources August 2006 Pty Ltd	4.750	05/15/22	148,125
325,000	g	GCP Applied Technologies, Inc	9.500	02/01/23	357,793
1,650,000	g	Gerdau Trade, Inc	4.875	10/24/27	1,626,488
2,125,000	g	Glencore Funding LLC	4.000	03/27/27	2,050,061
2,000,000	g	Grupo Cementos de Chihuahua SAB de C.V.	5.250	06/23/24	2,000,000
4,550,000		International Paper Co	3.000	02/15/27	4,205,265
2,500,000		International Paper Co	4.350	08/15/48	2,367,475
2,125,000	g	Inversiones CMPC S.A.	4.375	04/04/27	2,116,839
1,080,000	g	James Hardie International Finance DAC	4.750	01/15/25	1,058,400
1,100,000	g	James Hardie International Finance DAC	5.000	01/15/28	1,067,000
1,800,000	g	Klabin Finance S.A.	4.875	09/19/27	1,730,250
2,025,000		LYB International Finance II BV	3.500	03/02/27	1,942,123
950,000		Newmont Mining Corp	3.500	03/15/22	951,118
2,000,000		Newmont Mining Corp	4.875	03/15/42	2,099,947
1,850,000	g	Nexa Resources S.A.	5.375	05/04/27	1,893,938
2,000,000	g	Nova Chemicals Corp	4.875	06/01/24	1,915,000
950,000		Nucor Corp	4.000	08/01/23	982,980
475,000		Nucor Corp	5.200	08/01/43	547,353
2,000,000	g	OCP S.A.	4.500	10/22/25	1,970,196
1,025,000		Olin Corp	5.125	09/15/27	1,010,906
720,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	745,200
3,045,000		Rock Tenn Co	3.500	03/01/20	3,068,307
845,000	g	Sealed Air Corp	5.250	04/01/23	868,238
1,450,000		Sherwin-Williams Co	3.450	06/01/27	1,385,903
550,000		Sherwin-Williams Co	4.500	06/01/47	546,503
520,000		Teck Resources Ltd	3.750	02/01/23	499,824
1,000,000	g	Tronox Finance plc	5.750	10/01/25	972,500
335,000	g	Univar, Inc	6.750	07/15/23	345,469
1,050,000		Vulcan Materials Co	3.900	04/01/27	1,031,835
1,575,000	g	WestRock Co	3.750	03/15/25	1,570,493
		TOTAL MATERIALS			72,958,057
14

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
MEDIA - 1.3%
$4,500,000		21st Century Fox America, Inc	3.000%	09/15/22	$4,443,986
110,000		21st Century Fox America, Inc	7.625	11/30/28	142,378
85,000		21st Century Fox America, Inc	6.550	03/15/33	107,872
1,330,000		21st Century Fox America, Inc	6.900	08/15/39	1,785,450
900,000		AMC Entertainment, Inc	5.875	02/15/22	911,250
1,700,000		CBS Corp	2.300	08/15/19	1,686,066
1,100,000		CBS Corp	2.900	01/15/27	996,267
800,000		CBS Corp	3.375	02/15/28	743,202
1,000,000	g	CBS Radio, Inc	7.250	11/01/24	1,018,750
1,000,000	g	CCO Holdings LLC	5.875	04/01/24	1,017,500
1,275,000		Charter Communications Operating LLC	3.579	07/23/20	1,278,426
3,380,000		Charter Communications Operating LLC	4.464	07/23/22	3,453,928
6,425,000		Charter Communications Operating LLC	4.908	07/23/25	6,562,341
4,000,000		Charter Communications Operating LLC	5.375	05/01/47	3,862,785
1,175,000		Cinemark USA, Inc	4.875	06/01/23	1,160,077
4,525,000		Comcast Corp	3.200	07/15/36	3,992,487
1,000,000		Comcast Corp	3.900	03/01/38	970,714
3,500,000		Comcast Corp	4.049	11/01/52	3,294,497
1,250,000		Discovery Communications LLC	2.950	03/20/23	1,204,118
3,750,000		Discovery Communications LLC	3.950	03/20/28	3,597,021
575,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	622,437
125,000	g	EW Scripps Co	5.125	05/15/25	116,250
550,000	g	Gray Television, Inc	5.875	07/15/26	534,875
725,000	g	LG FinanceCo Corp	5.875	11/01/24	752,188
960,000	g	Meredith Corp	6.875	02/01/26	985,200
1,375,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	1,374,590
1,475,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	1,464,129
1,175,000		NBC Universal Media LLC	2.875	01/15/23	1,153,089
125,000	g	Nielsen Finance LLC	5.000	04/15/22	124,903
750,000		Outfront Media Capital LLC	5.250	02/15/22	763,125
500,000	g	Sirius XM Radio, Inc	3.875	08/01/22	480,000
500,000	g	Sirius XM Radio, Inc	5.375	07/15/26	493,750
90,000	g	Tegna, Inc	4.875	09/15/21	90,675
150,000	g	Tegna, Inc	5.500	09/15/24	153,000
250,000		Time Warner Cable, Inc	5.875	11/15/40	260,746
4,350,000		Time Warner, Inc	2.100	06/01/19	4,310,564
4,250,000		Time Warner, Inc	3.800	02/15/27	4,106,358
2,000,000		Viacom, Inc	3.450	10/04/26	1,889,324
200,000		Viacom, Inc	5.850	09/01/43	217,610
125,000	g	Virgin Media Secured Finance plc	5.500	01/15/25	121,875
		TOTAL MEDIA			62,243,803

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.5%
925,000		Abbott Laboratories	3.875	09/15/25	933,841
10,750,000		Abbott Laboratories	3.750	11/30/26	10,685,599
1,200,000		Abbott Laboratories	5.300	05/27/40	1,345,427
6,200,000		AbbVie, Inc	3.200	05/14/26	5,897,457
2,072,000		AbbVie, Inc	4.400	11/06/42	2,040,972
6,825,000		Actavis Funding SCS	3.800	03/15/25	6,703,960
3,000,000		Actavis Funding SCS	4.550	03/15/35	2,933,151
2,750,000		Amgen, Inc	1.850	08/19/21	2,634,484
15

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,550,000		Amgen, Inc	2.600%	08/19/26	$4,151,681
1,775,000		AstraZeneca plc	3.125	06/12/27	1,699,305
1,050,000		Celgene Corp	3.625	05/15/24	1,036,258
4,500,000		Celgene Corp	3.450	11/15/27	4,262,714
2,150,000		Celgene Corp	3.900	02/20/28	2,105,349
4,825,000		Gilead Sciences, Inc	2.950	03/01/27	4,561,955
1,175,000		Gilead Sciences, Inc	4.150	03/01/47	1,148,418
2,700,000		Johnson & Johnson	2.900	01/15/28	2,593,089
1,250,000		Johnson & Johnson	3.400	01/15/38	1,200,034
1,000,000		Mylan NV	3.750	12/15/20	1,006,662
1,075,000		Mylan NV	3.950	06/15/26	1,042,033
1,650,000	g,h	Mylan, Inc	4.550	04/15/28	1,647,071
3,050,000		Novartis Capital Corp	3.000	11/20/25	2,973,710
2,000,000	g	Teva Pharmaceutical Finance Netherlands III BV	6.000	04/15/24	1,941,490
5,850,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	4,693,226
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			69,237,886

REAL ESTATE - 1.4%
5,450,000		Alexandria Real Estate Equities, Inc	3.450	04/30/25	5,269,351
450,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	440,082
675,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	658,755
2,525,000		American Tower Corp	3.300	02/15/21	2,523,984
600,000		American Tower Corp	3.375	10/15/26	564,019
1,200,000		American Tower Corp	3.600	01/15/28	1,138,543
3,000,000		Boston Properties LP	3.200	01/15/25	2,894,346
1,975,000		Brandywine Operating Partnership LP	3.950	02/15/23	1,991,942
1,125,000		Brandywine Operating Partnership LP	4.100	10/01/24	1,123,981
900,000		Brandywine Operating Partnership LP	3.950	11/15/27	872,427
1,100,000		Brixmor Operating Partnership LP	3.875	08/15/22	1,104,485
1,400,000		Brixmor Operating Partnership LP	3.650	06/15/24	1,363,879
2,225,000		Brixmor Operating Partnership LP	3.850	02/01/25	2,172,290
700,000		Brixmor Operating Partnership LP	4.125	06/15/26	686,110
630,000		Camden Property Trust	4.625	06/15/21	656,050
1,650,000		Camden Property Trust	2.950	12/15/22	1,622,457
980,000		Crown Castle International Corp	4.875	04/15/22	1,029,338
1,550,000		Crown Castle International Corp	3.200	09/01/24	1,485,475
1,200,000		Crown Castle International Corp	3.650	09/01/27	1,142,610
1,000,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	1,027,180
646,000		DDR Corp	3.625	02/01/25	618,436
975,000		DDR Corp	4.250	02/01/26	968,371
1,000,000		DDR Corp	4.700	06/01/27	1,018,190
950,000		Digital Realty Trust LP	3.700	08/15/27	914,827
425,000		Duke Realty LP	3.250	06/30/26	407,242
600,000		Equity One, Inc	3.750	11/15/22	603,971
850,000		Essex Portfolio LP	3.375	01/15/23	841,851
325,000		Healthcare Realty Trust, Inc	3.750	04/15/23	325,488
1,675,000		Healthcare Realty Trust, Inc	3.875	05/01/25	1,650,225
825,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	827,391
675,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	673,878
1,625,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	1,547,601
16

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$600,000		Highwoods Realty LP	3.875%	03/01/27	$583,380
1,025,000		Highwoods Realty LP	4.125	03/15/28	1,018,617
450,000		Host Hotels & Resorts LP	4.500	02/01/26	455,314
400,000		Kimco Realty Corp	3.800	04/01/27	384,846
1,400,000		Liberty Property LP	3.250	10/01/26	1,331,549
1,200,000		Mid-America Apartments LP	4.300	10/15/23	1,243,864
1,200,000		Mid-America Apartments LP	3.750	06/15/24	1,190,693
1,050,000		Mid-America Apartments LP	4.000	11/15/25	1,053,153
1,150,000		Mid-America Apartments LP	3.600	06/01/27	1,112,308
575,000		National Retail Properties, Inc	3.800	10/15/22	577,572
1,075,000		National Retail Properties, Inc	3.300	04/15/23	1,061,434
625,000		National Retail Properties, Inc	4.000	11/15/25	620,735
1,850,000		National Retail Properties, Inc	3.600	12/15/26	1,779,831
2,600,000	h	Realty Income Corp	3.875	04/15/25	2,590,346
1,350,000		Realty Income Corp	3.650	01/15/28	1,309,429
1,100,000		Regency Centers LP	3.900	11/01/25	1,093,365
1,950,000		Regency Centers LP	3.600	02/01/27	1,867,935
2,175,000		Ventas Realty LP	4.000	03/01/28	2,139,838
400,000		Weingarten Realty Investors	3.375	10/15/22	398,220
1,876,000		Weingarten Realty Investors	3.500	04/15/23	1,861,786
475,000		Weingarten Realty Investors	4.450	01/15/24	491,088
1,025,000		Weingarten Realty Investors	3.850	06/01/25	1,017,189
700,000		Weingarten Realty Investors	3.250	08/15/26	664,268
1,050,000		Welltower, Inc	4.000	06/01/25	1,048,589
		TOTAL REAL ESTATE			67,060,124

RETAILING - 0.7%
675,000		Asbury Automotive Group, Inc	6.000	12/15/24	686,812
1,667,000		AutoNation, Inc	5.500	02/01/20	1,735,045
1,100,000		AutoNation, Inc	3.800	11/15/27	1,052,240
3,200,000		AutoZone, Inc	2.500	04/15/21	3,135,571
2,050,000		Enable Midstream Partners LP	4.400	03/15/27	2,005,054
2,175,000		Home Depot, Inc	2.000	04/01/21	2,121,496
2,175,000		Home Depot, Inc	3.350	09/15/25	2,165,123
1,275,000		Home Depot, Inc	3.000	04/01/26	1,238,583
1,625,000		Home Depot, Inc	3.500	09/15/56	1,447,848
400,000	g	JC Penney Corp, Inc	5.875	07/01/23	383,000
625,000		L Brands, Inc	6.875	11/01/35	606,250
625,000		L Brands, Inc	6.750	07/01/36	600,000
250,000	g	Lithia Motors, Inc	5.250	08/01/25	250,625
620,000		Men’s Wearhouse, Inc	7.000	07/01/22	637,050
6,215,000		O’Reilly Automotive, Inc	3.550	03/15/26	6,074,653
2,175,000		O’Reilly Automotive, Inc	3.600	09/01/27	2,106,016
715,000		Penske Automotive Group, Inc	5.500	05/15/26	702,487
200,000	†,g	PetSmart, Inc	7.125	03/15/23	113,500
1,250,000	g	Rolls-Royce plc	2.375	10/14/20	1,230,336
450,000	g	Rolls-Royce plc	3.625	10/14/25	451,557
2,975,000		Target Corp	2.500	04/15/26	2,762,468
2,900,000		Target Corp	3.625	04/15/46	2,627,848
		TOTAL RETAILING			34,133,562
17

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
$5,125,000		Intel Corp	3.150%	05/11/27	$5,009,346
1,150,000	g	Intel Corp	3.734	12/08/47	1,117,669
1,100,000		Maxim Integrated Products, Inc	3.450	06/15/27	1,062,679
1,100,000		Texas Instruments, Inc	2.625	05/15/24	1,060,578
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			8,250,272

SOFTWARE & SERVICES - 0.8%
2,325,000		Activision Blizzard Inc	2.300	09/15/21	2,246,362
2,425,000		Activision Blizzard Inc	3.400	09/15/26	2,368,488
2,000,000		Baidu, Inc	2.875	07/06/22	1,940,684
1,395,000		Fidelity National Information Services, Inc	3.625	10/15/20	1,412,325
500,000	g	First Data Corp	7.000	12/01/23	525,625
900,000	g	IMS Health, Inc	5.000	10/15/26	895,167
14,000,000		Microsoft Corp	2.400	08/08/26	13,027,627
1,200,000		Microsoft Corp	4.100	02/06/37	1,266,947
1,860,000		Microsoft Corp	3.700	08/08/46	1,831,671
325,000		NCR Corp	5.875	12/15/21	330,687
100,000	g	Open Text Corp	5.625	01/15/23	103,625
575,000	g	Open Text Corp	5.875	06/01/26	591,359
3,075,000		Oracle Corp	2.500	05/15/22	3,013,733
4,775,000		Oracle Corp	2.650	07/15/26	4,461,792
1,625,000		Oracle Corp	3.800	11/15/37	1,604,446
2,075,000		Oracle Corp	4.000	11/15/47	2,048,155
150,000	g	Symantec Corp	5.000	04/15/25	151,235
		TOTAL SOFTWARE & SERVICES			37,819,928

TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
2,275,000		Amphenol Corp	3.125	09/15/21	2,266,475
6,650,000		Apple, Inc	3.200	05/11/27	6,493,447
10,000,000		Apple, Inc	3.000	11/13/27	9,570,553
1,100,000		Apple, Inc	4.650	02/23/46	1,209,168
2,550,000		Broadcom Corp	3.875	01/15/27	2,477,751
500,000		Broadcom Corp	3.500	01/15/28	469,647
10,000,000		Cisco Systems, Inc	1.850	09/20/21	9,642,396
475,000	g	CommScope, Inc	5.000	06/15/21	481,531
725,000	g	CommScope, Inc	5.500	06/15/24	740,406
500,000	g	CommScope, Inc	6.000	06/15/25	520,250
675,000		Corning, Inc	4.375	11/15/57	620,354
3,375,000	g	Dell International LLC	4.420	06/15/21	3,461,339
225,000	g	Dell International LLC	5.875	06/15/21	230,344
225,000	g	Dell International LLC	7.125	06/15/24	240,188
3,550,000	g	Dell International LLC	6.020	06/15/26	3,820,948
1,075,000	g	Millicom International Cellular S.A.	5.125	01/15/28	1,025,281
1,025,000		Motorola Solutions, Inc	4.600	02/23/28	1,031,060
175,000	g	Sensata Technologies BV	5.625	11/01/24	182,875
2,793,000		Tyco Electronics Group S.A.	2.375	12/17/18	2,785,859
3,000,000		Tyco Electronics Group S.A.	3.500	02/03/22	3,024,779
525,000		Tyco Electronics Group S.A.	3.700	02/15/26	532,402
1,625,000		Western Digital Corp	4.750	02/15/26	1,621,425
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			52,448,478
18

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
TELECOMMUNICATION SERVICES - 1.5%
$6,000,000		AT&T, Inc	2.850%	02/14/23	$6,025,771
7,750,000		AT&T, Inc	3.400	05/15/25	7,463,415
4,100,000		AT&T, Inc	3.900	08/14/27	4,125,475
2,127,000	g	AT&T, Inc	4.100	02/15/28	2,110,471
2,075,000	g	AT&T, Inc	4.300	02/15/30	2,064,702
2,300,000		AT&T, Inc	4.500	05/15/35	2,250,284
6,175,000		AT&T, Inc	4.900	08/14/37	6,220,597
1,175,000		AT&T, Inc	4.750	05/15/46	1,139,287
2,075,000	g	AT&T, Inc	5.150	11/15/46	2,117,184
4,100,000		AT&T, Inc	5.150	02/14/50	4,134,130
2,500,000	g	Deutsche Telekom International Finance BV	1.950	09/19/21	2,396,344
630,000		Deutsche Telekom International Finance BV	8.750	06/15/30	890,175
500,000		France Telecom S.A.	5.375	01/13/42	573,741
2,000,000	g	MTN Mauritius Investment Ltd	5.373	02/13/22	2,017,810
675,000		Telefonica Emisiones SAU	4.103	03/08/27	673,870
425,000		T-Mobile USA, Inc	6.375	03/01/25	444,125
750,000		T-Mobile USA, Inc	4.500	02/01/26	720,000
2,000,000	g	Turk Telekomunikasyon AS.	4.875	06/19/24	1,952,422
925,000		Verizon Communications, Inc	3.450	03/15/21	934,146
1,150,000		Verizon Communications, Inc	4.150	03/15/24	1,179,845
4,500,000		Verizon Communications, Inc	4.125	03/16/27	4,555,147
11,097,000		Verizon Communications, Inc	4.272	01/15/36	10,608,376
875,000		Verizon Communications, Inc	4.125	08/15/46	786,079
3,000,000	g,h	Vrio Finco LLC	6.875	04/04/28	3,015,000
		TOTAL TELECOMMUNICATION SERVICES			68,398,396

TRANSPORTATION - 1.0%
5,000,000	g	Adani Ports & Special Economic Zone Ltd	3.950	01/19/22	4,984,700
1,635,000	g	Asciano Finance Ltd	5.000	04/07/18	1,635,353
2,175,000		Burlington Northern Santa Fe LLC	4.050	06/15/48	2,184,629
2,350,000		Canadian Pacific Railway Co	2.900	02/01/25	2,257,825
3,275,000		CSX Corp	3.800	11/01/46	3,005,462
1,100,000		CSX Corp	4.300	03/01/48	1,091,833
3,475,000		Delta Air Lines, Inc	3.625	03/15/22	3,469,754
700,000		FedEx Corp	4.100	02/01/45	661,431
3,050,000		FedEx Corp	4.050	02/15/48	2,858,317
4,240,000		GATX Corp	2.500	03/15/19	4,223,723
900,000	g	Hertz Corp	7.625	06/01/22	910,125
6,000,000		Kansas City Southern	2.350	05/15/20	5,919,397
3,000,000	g	Mexico City Airport Trust	5.500	07/31/47	2,737,500
2,300,000	g	Norfolk Southern Corp	4.050	08/15/52	2,215,064
375,000		Northrop Grumman Corp	1.750	06/01/18	374,634
2,775,000		Northrop Grumman Corp	3.250	01/15/28	2,646,913
1,075,000		Northrop Grumman Corp	4.030	10/15/47	1,030,069
1,975,000	g	Transnet SOC Ltd	4.000	07/26/22	1,926,514
1,750,000	g	TTX Co	3.600	01/15/25	1,746,477
		TOTAL TRANSPORTATION			45,879,720

UTILITIES - 3.6%
1,000,000		AEP Transmission Co LLC	3.100	12/01/26	964,303
1,000,000		AEP Transmission Co LLC	4.000	12/01/46	998,058
19

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$600,000		AES Corp	4.500%	03/15/23	$610,920
500,000		AES Corp	4.875	05/15/23	508,750
2,075,000		AGL Capital Corp	3.875	11/15/25	2,077,076
1,250,000		AGL Capital Corp	4.400	06/01/43	1,252,626
725,000		Alabama Power Co	4.150	08/15/44	752,338
2,000,000		American Electric Power Co, Inc	2.950	12/15/22	1,976,757
1,650,000		American Water Capital Corp	3.000	12/01/26	1,574,206
1,400,000		American Water Capital Corp	4.000	12/01/46	1,404,563
2,275,000		American Water Capital Corp	3.750	09/01/47	2,171,873
775,000		Atmos Energy Corp	8.500	03/15/19	815,843
375,000		Atmos Energy Corp	4.125	10/15/44	387,587
3,000,000		Avangrid, Inc	3.150	12/01/24	2,911,097
2,050,000		Baltimore Gas & Electric Co	3.750	08/15/47	1,968,589
2,950,000	g	Berkshire Hathaway Energy Co	3.250	04/15/28	2,844,919
1,075,000		Black Hills Corp	4.250	11/30/23	1,108,059
850,000		Black Hills Corp	3.150	01/15/27	799,606
1,625,000	g	Calpine Corp	5.250	06/01/26	1,568,125
1,515,000		Carolina Power & Light Co	5.300	01/15/19	1,542,003
159,000		CenterPoint Energy Resources Corp	4.500	01/15/21	164,011
660,000		CenterPoint Energy Resources Corp	6.250	02/01/37	794,001
1,125,000		CMS Energy Corp	3.600	11/15/25	1,112,431
395,000		Commonwealth Edison Co	5.900	03/15/36	485,529
415,000		Connecticut Light & Power Co	5.500	02/01/19	424,762
1,750,000		Consolidated Edison Co of New York, Inc	3.850	06/15/46	1,707,283
2,875,000		Consolidated Edison Co of New York, Inc	3.875	06/15/47	2,810,878
1,200,000		Consolidated Edison, Inc	2.000	05/15/21	1,158,657
1,550,000		Dominion Resources, Inc	2.000	08/15/21	1,479,908
2,325,000		DTE Electric Co	3.750	08/15/47	2,270,816
260,000		Duke Energy Carolinas LLC	4.300	06/15/20	266,962
3,050,000		Duke Energy Corp	1.800	09/01/21	2,902,553
4,575,000		Duke Energy Corp	2.650	09/01/26	4,172,652
3,125,000		Duke Energy Corp	3.750	09/01/46	2,827,942
5,276,873		Duke Energy Florida Project Finance LLC	1.196	03/01/20	5,187,644
5,000,000		Duke Energy Florida Project Finance LLC	1.731	09/01/22	4,824,917
650,000		Duke Energy Ohio, Inc	3.800	09/01/23	666,370
4,994,000		Entergy Corp	4.000	07/15/22	5,095,907
3,075,000		Entergy Corp	2.950	09/01/26	2,860,144
4,600,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	4,558,922
2,975,000		Exelon Generation Co LLC	3.400	03/15/22	2,976,609
4,650,000		Fortis, Inc	3.055	10/04/26	4,306,609
925,000	g	Genneia S.A.	8.750	01/20/22	996,355
630,000		Indiana Michigan Power Co	7.000	03/15/19	653,688
1,150,000		Indiana Michigan Power Co	3.750	07/01/47	1,083,827
2,000,000	g	Inkia Energy Ltd	5.875	11/09/27	1,942,500
555,000		Integrys Energy Group, Inc	4.170	11/01/20	569,028
1,350,000		Interstate Power & Light Co	3.700	09/15/46	1,280,302
5,000,000	g	Israel Electric Corp Ltd	4.250	08/14/28	4,903,200
195,000	g	Kansas Gas & Electric	6.700	06/15/19	203,741
1,900,000	g	KazTransGas JSC	4.375	09/26/27	1,823,707
2,925,000	g	Korea Southern Power Co Ltd	3.000	01/29/21	2,906,911
4,030,000		LG&E and KU Energy LLC	3.750	11/15/20	4,086,570
2,175,000		MidAmerican Energy Co	3.650	08/01/48	2,087,351
20

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,675,000	g	Minejesa Capital BV	4.625%	08/10/30	$1,616,725
2,800,000	g	Minejesa Capital BV	5.625	08/10/37	2,764,997
630,000		Nevada Power Co	6.500	08/01/18	638,230
4,100,000		NextEra Energy Capital Holdings, Inc	3.550	05/01/27	3,981,630
1,000,000	g	NextEra Energy Operating Partners LP	4.250	09/15/24	970,000
3,075,000		NiSource Finance Corp	3.490	05/15/27	2,971,517
700,000		NiSource Finance Corp	3.950	03/30/48	656,579
1,025,000		Northeast Utilities	1.450	05/01/18	1,024,121
2,025,000		Northern States Power Co	3.600	09/15/47	1,927,972
900,000		NRG Energy, Inc	6.250	05/01/24	927,000
1,250,000	g	NRG Energy, Inc	5.750	01/15/28	1,221,875
2,175,000		Ohio Power Co	4.150	04/01/48	2,212,448
1,450,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	1,439,417
150,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	206,975
1,675,000		Pacific Gas & Electric Co	3.750	08/15/42	1,495,724
1,150,000		Pacific Gas & Electric Co	4.600	06/15/43	1,160,859
2,750,000		Pacific Gas & Electric Co	4.250	03/15/46	2,655,797
1,800,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	1,863,590
4,000,000	g	Perusahaan Listrik Negara PT	5.250	10/24/42	3,920,000
135,000		Potomac Electric Power Co	7.900	12/15/38	201,685
3,875,000		PPL Capital Funding, Inc	4.200	06/15/22	3,990,693
1,000,000		PPL Electric Utilities Corp	3.000	09/15/21	997,838
565,000		Progress Energy, Inc	7.050	03/15/19	586,313
1,780,000		Public Service Co of Oklahoma	5.150	12/01/19	1,840,723
440,000		Public Service Electric & Gas Co	5.300	05/01/18	440,991
1,000,000		Public Service Electric & Gas Co	3.600	12/01/47	954,928
1,150,000		Sempra Energy	2.875	10/01/22	1,124,280
1,750,000		Southern Co	4.400	07/01/46	1,748,526
1,175,000		Southern Co Gas Capital Corp	3.950	10/01/46	1,112,741
4,950,000		Southern Power Co	2.500	12/15/21	4,816,612
1,925,000		Southern Power Co	4.150	12/01/25	1,976,589
2,625,000		Southwest Gas Corp	3.700	04/01/28	2,642,253
845,000		Virginia Electric & Power Co	2.950	01/15/22	838,516
2,075,000		Virginia Electric & Power Co	3.500	03/15/27	2,047,855
2,350,000		Virginia Electric & Power Co	3.800	09/15/47	2,265,540
1,000,000		Wisconsin Power & Light Co	4.100	10/15/44	1,003,987
1,800,000		Xcel Energy, Inc	3.350	12/01/26	1,745,471
470,000		Xcel Energy, Inc	4.800	09/15/41	517,233
		TOTAL UTILITIES			168,338,215

		TOTAL CORPORATE BONDS			1,610,384,137
		(Cost $1,640,545,471)

GOVERNMENT BONDS - 39.0%

AGENCY SECURITIES - 0.3%
2,270,504		AMAL Ltd	3.465	08/21/21	2,306,657
4,500,000		Amber Circle Funding Ltd	3.250	12/04/22	4,451,224
10,325,000		Private Export Funding Corp (PEFCO)	2.250	03/15/20	10,284,134
1,660,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	1,710,348
		TOTAL AGENCY SECURITIES			18,752,363
21

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
FOREIGN GOVERNMENT BONDS - 4.2%
	$2,000,000	g	Abu Dhabi Government International Bond		3.125%	05/03/26	$1,927,128
	2,200,000		Argentina Republic Government International Bond		5.625	01/26/22	2,231,900
	3,200,000		Argentina Republic Government International Bond		5.875	01/11/28	3,009,600
	2,215,000	g	Banque Centrale de Tunisie S.A.		5.750	01/30/25	2,106,950
	175,000	g	Barbados Government International Bond		7.000	08/04/22	147,761
	1,500,000	g	Bermuda Government International Bond		4.854	02/06/24	1,578,075
	3,450,000	g	Bermuda Government International Bond		3.717	01/25/27	3,363,750
	2,075,000	g	Brazil Minas SPE via State of Minas Gerais		5.333	02/15/28	2,071,887
BRL	4,650,000		Brazil Notas do Tesouro Nacional Serie F		10.000	01/01/21	1,479,979
	$1,650,000		Brazilian Government International Bond		5.625	02/21/47	1,599,675
	1,500,000	g	Caisse d’Amortissement de la Dette Sociale		1.875	07/28/20	1,474,791
	5,500,000		Chile Government International Bond		3.240	02/06/28	5,392,750
	2,575,000		Colombia Government International Bond		2.625	03/15/23	2,461,700
	3,200,000		Colombia Government International Bond		5.000	06/15/45	3,244,000
	2,500,000	g	Costa Rica Government International Bond		7.158	03/12/45	2,605,000
DOP	121,500,000	g	Dominican Republic International Bond		8.900	02/15/23	2,524,014
	120,000,000	g	Dominican Republic International Bond		12.000	03/05/32	2,614,082
	$3,000,000	g	Dominican Republic International Bond		6.500	02/15/48	3,105,000
	2,425,000	g	Ecuador Government International Bond		9.650	12/13/26	2,558,375
	1,125,000	g	Egypt Government International Bond		5.577	02/21/23	1,141,685
	1,250,000	g	El Salvador Government International Bond		5.875	01/30/25	1,226,500
	725,000	g	El Salvador Government International Bond		8.625	02/28/29	831,937
	395,000		European Investment Bank		4.875	02/15/36	492,691
	1,800,000	g	Export Credit Bank of Turkey		4.250	09/18/22	1,708,211
	1,500,000	g	Export-Import Bank of China		2.850	09/16/20	1,479,784
	7,000,000	g	Export-Import Bank of India		3.875	02/01/28	6,796,496
	900,000		Export-Import Bank of Korea		2.250	01/21/20	886,786
	850,000	g	Guatemala Government International Bond		4.500	05/03/26	840,650
	2,725,000	g	Guatemala Government International Bond		4.375	06/05/27	2,650,062
EUR	1,700,000	g	Hellenic Republic Government Bond		3.375	02/15/25	2,029,022
	$1,300,000	g	Honduras Government International Bond		7.500	03/15/24	1,432,379
	1,500,000		Indonesia Government International Bond		3.500	01/11/28	1,436,760
IDR	25,500,000,000		Indonesia Treasury Bond		7.500	08/15/32	1,900,808
	$3,100,000		Israel Government International Bond		3.250	01/17/28	3,019,803
	2,175,000		Israel Government International Bond		4.125	01/17/48	2,091,215
	1,205,000		Italy Government International Bond		6.875	09/27/23	1,400,068
	1,748,250	g	Ivory Coast Government International Bond (Step Bond)		5.750	12/31/32	1,675,129
	1,950,000	g	Ivory Coast Government International Bond		6.125	06/15/33	1,854,895
	1,525,000		Jamaica Government International Bond		8.000	03/15/39	1,822,375
	1,000,000	g	Japan Finance Organization for Municipalities		2.000	09/08/20	979,037
	1,280,000	g	Japan Finance Organization for Municipalities		2.125	04/13/21	1,246,573
	975,000	g	Jordan Government International Bond		7.375	10/10/47	985,620
	900,000	g	Kenya Government International Bond		7.250	02/28/28	941,378
	1,150,000	g	Kommunalbanken AS.		1.375	10/26/20	1,115,544
	2,000,000	i	Korea Development Bank	LIBOR 3 M + 0.550%	2.621	03/12/21	1,998,787
	1,650,000	g	Korea Housing Finance Corp		2.000	10/11/21	1,576,052
	1,500,000	g	Korea Housing Finance Corp		3.000	10/31/22	1,468,435
	3,550,000	g	Kuwait International Government Bond		2.750	03/20/22	3,480,548
22

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
MXN	19,270,000		Mexican Bonos	8.000%	12/07/23	$1,098,167
	$1,800,000		Mexico Government International Bond	4.000	10/02/23	1,843,200
	2,200,000		Mexico Government International Bond	4.150	03/28/27	2,224,200
	3,550,000		Mexico Government International Bond	4.750	03/08/44	3,452,375
	2,000,000	g	Morocco Government International Bond	5.500	12/11/42	2,124,192
	1,725,000	g	Nigeria Government International Bond	6.500	11/28/27	1,748,510
	700,000	g	Nigeria Government International Bond	7.143	02/23/30	726,895
	3,000,000	g	Pakistan Government International Bond	6.875	12/05/27	2,835,162
	1,950,000		Panama Government International Bond	6.700	01/26/36	2,461,875
	2,000,000		Panama Government International Bond	4.500	05/15/47	2,030,000
	1,200,000	g	Paraguay Government International Bond	5.600	03/13/48	1,221,000
	1,500,000	g	Perusahaan Penerbit SBSN Indonesia III	3.400	03/29/22	1,479,450
	4,650,000	g	Perusahaan Penerbit SBSN Indonesia III	4.400	03/01/28	4,684,875
PEN	2,768,000	g	Peruvian Government International Bond	8.200	08/12/26	1,069,248
	5,784,000	g	Peruvian Government International Bond	6.350	08/12/28	2,010,854
	$1,300,000		Peruvian Government International Bond	8.750	11/21/33	1,945,450
	850,000		Peruvian Government International Bond	5.625	11/18/50	1,022,125
	950,000	g	Petroamazonas EP	4.625	11/06/20	912,068
	1,050,000		Poland Government International Bond	5.000	03/23/22	1,123,394
	620,000		Province of Quebec Canada	7.500	09/15/29	854,987
	1,500,000	g	Provincia de Mendoza Argentina	8.375	05/19/24	1,597,500
	1,400,000	g	Republic of Paraguay	6.100	08/11/44	1,505,000
	1,000,000	g	Republic of Serbia	7.250	09/28/21	1,112,123
	2,475,000		Republic of South Africa Government International Bond	4.850	09/27/27	2,442,157
RUB	160,000,000		Russian Federal Bond - Federal Loan Obligation	7.000	01/25/23	2,864,206
	$2,000,000	g	Russian Foreign Bond - Eurobond	4.375	03/21/29	1,975,270
	2,000,000	g	Russian Foreign Bond - Eurobond	5.250	06/23/47	1,997,600
	7,750,000	g	Saudi Government International Bond	2.875	03/04/23	7,460,321
	2,500,000	g	Saudi Government International Bond	3.250	10/26/26	2,341,025
	1,200,000	g	Senegal Government International Bond	6.250	05/23/33	1,183,235
	2,000,000	g	Senegal Government International Bond	6.750	03/13/48	1,960,150
RSD	290,000,000		Serbia Treasury Bonds	5.875	02/08/28	3,175,149
	$2,000,000		South Africa Government International Bond	5.875	09/16/25	2,130,000
ZAR	22,000,000		South Africa Government International Bond	10.500	12/21/26	2,148,053
	$1,500,000	g	Sri Lanka Government International Bond	5.750	01/18/22	1,517,459
LKR	415,000,000		Sri Lanka Government International Bond	11.500	05/15/23	2,791,660
	$1,550,000	g	Sri Lanka Government International Bond	6.850	11/03/25	1,606,589
	1,700,000		Svensk Exportkredit AB	1.750	05/18/20	1,672,005
	5,400,000		Turkey Government International Bond	3.250	03/23/23	5,009,213
	275,000		Turkey Government International Bond	5.750	03/22/24	281,826
	1,250,000		Turkey Government International Bond	6.000	03/25/27	1,265,995
	3,775,000		Turkey Government International Bond	5.125	02/17/28	3,567,677
	1,050,000		Turkey Government International Bond	6.875	03/17/36	1,090,366
	3,800,000	g	Ukraine Government International Bond	7.375	09/25/32	3,664,370
UYU	41,525,000	g	Uruguay Government International Bond	9.875	06/20/22	1,487,544
	$1,025,000		Uruguay Government International Bond	4.375	10/27/27	1,055,442
	2,000,000		Uruguay Government International Bond	5.100	06/18/50	2,050,000
	2,400,000	g	Zambia Government International Bond	8.500	04/14/24	2,507,609
			TOTAL FOREIGN GOVERNMENT BONDS			196,333,218
23

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
MORTGAGE BACKED - 15.1%
$8,525,275		Federal Home Loan Mortgage Corp (FHLMC)		3.500%	08/15/43	$8,680,466
2,894,901		FHLMC		3.000	03/15/44	2,852,599
6,644,517		FHLMC		3.500	09/15/44	6,706,220
11,845,334		FHLMC		3.500	11/15/44	11,951,723
7,151,560		FHLMC		3.500	01/15/45	7,223,602
3,164,235	i	FHLMC	LIBOR 1 M + 0.350%	2.127	11/15/47	3,165,867
12,203,540	i	FHLMC	LIBOR 1 M + 0.350%	2.127	12/15/47	12,217,670
4,220,430	i	FHLMC	LIBOR 1 M + 0.300%	2.077	02/15/48	4,204,833
2,337		Federal Home Loan Mortgage Corp Gold (FGLMC)		7.000	10/01/20	2,389
3,273,727		FGLMC		3.500	03/01/27	3,339,532
84		FGLMC		6.500	10/01/28	94
5,040		FGLMC		6.500	01/01/29	5,675
1,317		FGLMC		6.500	03/01/29	1,483
23,352		FGLMC		6.500	07/01/29	26,296
877		FGLMC		8.000	01/01/31	945
7,464		FGLMC		6.500	09/01/31	8,468
27,125		FGLMC		8.000	09/01/31	30,547
114,708		FGLMC		7.000	12/01/31	128,267
101,699		FGLMC		4.500	07/01/33	107,208
335,479		FGLMC		5.000	09/01/33	365,152
143,679		FGLMC		5.500	09/01/33	159,372
147,445		FGLMC		5.500	09/01/33	163,208
222,643		FGLMC		5.500	10/01/33	247,214
268,827		FGLMC		5.500	12/01/33	296,090
691,426		FGLMC		7.000	12/01/33	780,912
232,752		FGLMC		4.500	04/01/35	244,700
211,366		FGLMC		7.000	05/01/35	238,240
189,032		FGLMC		5.000	04/01/38	204,435
174,294		FGLMC		5.000	07/01/39	187,883
1,948,081	w	FGLMC		4.500	11/01/40	2,068,306
2,118,468	w	FGLMC		4.500	12/01/40	2,249,498
192,010		FGLMC		4.500	11/01/44	203,983
287,957		FGLMC		4.500	11/01/44	307,211
97,843		FGLMC		4.500	12/01/44	102,924
159,754		FGLMC		4.500	12/01/44	170,443
1,425,889		FGLMC		3.500	04/01/45	1,434,369
13,312,591		FGLMC		3.500	10/01/45	13,387,644
7,875,233		FGLMC		4.000	12/01/45	8,143,187
1,601,910		FGLMC		4.000	05/01/46	1,651,081
37,011,442		FGLMC		3.500	08/01/46	37,300,404
11,451,215		FGLMC		3.000	01/01/47	11,163,601
26,862,122		FGLMC		3.000	02/01/47	26,198,983
7,432,041		FGLMC		4.000	09/01/47	7,732,315
392		Federal National Mortgage Association (FNMA)		8.000	07/01/24	438
262		FNMA		7.500	01/01/29	286
1,687		FNMA		7.500	03/01/31	1,928
680		FNMA		7.500	05/01/31	684
24

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$681		FNMA	6.500%	09/01/31	$759
7,540		FNMA	6.500	11/01/31	8,413
5,043,069		FNMA	3.500	02/01/32	5,145,009
2,779,416		FNMA	3.500	05/01/32	2,842,188
5,459,742		FNMA	3.500	07/01/32	5,570,171
119,953		FNMA	6.500	07/01/32	134,403
8,220,830		FNMA	3.000	11/01/32	8,213,529
1,520,274		FNMA	5.000	06/01/33	1,639,574
2,733,508		FNMA	5.000	10/01/33	2,950,700
1,242,554		FNMA	5.500	03/01/34	1,364,735
19,663		FNMA	6.000	11/01/34	21,855
1,604,155		FNMA	5.000	05/01/35	1,731,591
1,190,246		FNMA	5.000	10/01/35	1,284,740
6,624		FNMA	5.000	11/01/35	6,758
627,293		FNMA	5.000	02/01/36	677,076
468,008		FNMA	5.500	08/01/37	515,121
167,760		FNMA	6.000	09/01/37	191,540
1,181,811		FNMA	5.500	04/01/38	1,293,101
686,946		FNMA	5.500	11/01/38	758,089
39,799		FNMA	4.500	04/01/39	42,205
674,619		FNMA	4.500	05/01/39	713,910
472,730		FNMA	5.500	08/01/39	522,406
65,239		FNMA	4.500	02/01/40	68,954
1,548,956		FNMA	4.500	03/01/40	1,639,491
399,263		FNMA	5.000	08/01/40	431,536
807,229		FNMA	5.000	09/01/40	872,424
15,547		FNMA	6.000	10/01/40	17,452
186,110		FNMA	4.500	11/01/40	197,609
1,612,401		FNMA	4.500	01/01/41	1,706,849
307,819		FNMA	4.500	01/01/41	326,879
4,048,710		FNMA	4.500	01/01/41	4,298,510
264,992		FNMA	4.500	02/01/41	281,406
1,045,120		FNMA	5.000	05/01/41	1,127,678
331,820		FNMA	4.500	06/01/41	352,376
269,642		FNMA	4.500	06/01/41	286,345
1,100,075		FNMA	5.000	07/01/41	1,189,160
705,657	h	FNMA	4.500	09/01/41	746,926
287,464		FNMA	4.500	12/01/41	305,272
6,309,913		FNMA	5.500	12/01/41	7,080,863
602,900		FNMA	4.500	01/01/42	640,131
336,515		FNMA	4.500	01/01/42	357,362
287,501		FNMA	4.500	03/01/42	305,314
293,901		FNMA	4.500	04/01/42	312,110
927,141		FNMA	4.500	04/01/42	980,280
380,991		FNMA	4.500	06/01/42	404,582
801,089		FNMA	4.500	06/01/42	845,490
275,838		FNMA	4.500	07/01/42	292,910
1,502,139		FNMA	4.500	08/01/42	1,589,489
976,306		FNMA	4.500	01/01/43	1,032,022
1,462,075		FNMA	4.500	10/01/43	1,547,615
245,596		FNMA	4.500	03/01/44	260,797
1,439,051		FNMA	4.500	06/01/44	1,515,683
5,911,415		FNMA	4.500	06/01/44	6,230,359
25

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$3,714,236		FNMA		4.500%	08/01/44	$3,914,460
4,698,627		FNMA		4.500	10/01/44	4,998,416
3,662,766		FNMA		4.500	11/01/44	3,859,871
770,928		FNMA		4.500	12/01/44	819,653
9,793,495		FNMA		3.000	02/25/45	9,765,446
2,645,840		FNMA		3.000	02/25/45	2,629,789
399,724		FNMA		3.500	03/01/45	402,628
264,256		FNMA		3.500	03/01/45	265,689
2,852,600		FNMA		3.000	03/25/45	2,828,448
6,177,807		FNMA		3.500	04/25/45	6,259,128
9,639,237		FNMA		3.500	04/25/45	9,659,271
3,515,947		FNMA		3.500	05/01/45	3,540,214
20,689,399		FNMA		3.000	12/25/45	20,399,309
7,728,011		FNMA		3.500	01/01/46	7,767,162
6,967,556		FNMA		4.000	01/01/46	7,201,609
6,249,514		FNMA		3.500	06/01/46	6,281,384
2,924,578		FNMA		3.500	08/01/46	2,938,279
3,558,478		FNMA		3.500	10/01/46	3,576,875
11,389,062		FNMA		3.500	12/01/46	11,420,096
40,642,108		FNMA		3.500	01/01/47	40,746,560
23,275,200		FNMA		4.500	10/01/47	24,413,510
3,205,480		FNMA		4.500	11/01/47	3,362,484
2,642,009		FNMA		4.000	12/01/47	2,721,540
4,529,523	i	FNMA	LIBOR 1 M + 0.300%	2.172	01/25/48	4,510,451
3,721,426	i	FNMA	LIBOR 1 M + 0.300%	2.172	02/25/48	3,713,223
34,715,978		FNMA		3.000	02/25/48	34,191,152
4,968,664	i	FNMA	LIBOR 1 M + 0.300%	2.172	03/25/48	4,961,384
120,355,390		FNMA		4.000	04/01/48	123,621,497
63		Government National Mortgage Association (GNMA)		7.000	01/15/28	68
1,438		GNMA		7.000	02/15/28	1,461
674		GNMA		7.000	06/15/28	715
507		GNMA		7.000	06/15/28	516
1,869		GNMA		6.500	09/15/28	2,090
1,023		GNMA		6.500	09/15/28	1,145
4,369		GNMA		6.500	11/15/28	4,887
2,641		GNMA		7.500	11/15/28	2,893
508		GNMA		8.500	07/15/30	509
15,226		GNMA		8.500	10/15/30	16,740
6,606		GNMA		8.500	10/20/30	7,690
850		GNMA		8.500	12/15/30	1,031
1,317		GNMA		7.000	06/20/31	1,531
3,143		GNMA		7.000	07/15/31	3,247
3,446		GNMA		7.000	07/15/31	3,744
427		GNMA		6.500	03/15/33	478
18,593		GNMA		6.000	10/20/36	20,824
21,632		GNMA		6.000	01/20/37	24,458
76,466		GNMA		6.000	02/20/37	86,175
48,616		GNMA		6.000	08/20/38	54,684
26

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$63,660	GNMA	6.500%	11/20/38	$71,911
12,573	GNMA	4.500	02/20/39	13,423
571,791	GNMA	5.000	06/15/39	616,306
17,738	GNMA	4.500	08/20/41	18,944
63,377	GNMA	4.500	09/20/41	67,646
13,838	GNMA	4.500	01/20/44	14,779
14,635	GNMA	4.500	02/20/44	15,530
26,724	GNMA	4.500	05/20/44	28,536
182,254	GNMA	4.500	05/20/44	194,530
207,766	GNMA	4.500	08/20/44	221,912
209,789	GNMA	4.500	09/20/44	223,813
74,536	GNMA	4.500	10/20/44	79,322
45,646	GNMA	4.500	11/20/44	47,649
130,690	GNMA	4.500	12/20/44	139,388
198,589	GNMA	4.500	02/20/45	212,041
231,713	GNMA	4.500	08/20/45	247,487
247,251	GNMA	4.500	08/20/45	263,765
231,179	GNMA	4.500	12/20/45	246,829
13,918,423	GNMA	3.000	12/20/47	13,693,083
28,346,078	GNMA	3.500	12/20/47	28,632,808
29,681,769	GNMA	3.000	01/20/48	29,201,614
23,498,749	GNMA	3.500	01/20/48	23,735,988
9,636,000	GNMA	4.000	03/20/48	9,921,067
	TOTAL MORTGAGE BACKED			707,442,907

MUNICIPAL BONDS - 5.7%
18,410,000	California State University	3.899	11/01/47	18,717,631
3,935,000	Commonwealth Financing Authority	3.864	06/01/38	3,953,809
2,500,000	Commonwealth of Massachusetts	3.277	06/01/46	2,353,075
1,875,000	County of Miami-Dade FL Aviation Revenue	1.885	10/01/21	1,810,500
1,500,000	County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,440,945
1,500,000	County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	1,433,730
3,500,000	County of Miami-Dade FL Aviation Revenue	2.504	10/01/24	3,333,540
3,500,000	County of Miami-Dade FL Aviation Revenue	2.604	10/01/25	3,324,790
2,500,000	County of Miami-Dade FL Aviation Revenue	2.704	10/01/26	2,353,450
4,265,000	Denver City & County School District No. 1	3.598	12/15/27	4,319,208
7,775,000	Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	7,819,006
15,000,000	Florida State Board of Administration Finance Corp	2.163	07/01/19	14,962,800
8,840,000	Health & Educational Facilities Authority of the State of Missouri	3.651	01/15/46	8,642,956
5,075,000	Illinois Finance Authority	3.944	08/15/47	5,101,847
1,890,000	Imperial Irrigation District Electric System Revenue	1.095	11/01/18	1,876,694
5,265,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.125	09/01/19	5,165,913
2,350,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.500	09/01/21	2,243,075
1,000,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	2.000	09/01/22	963,470
4,805,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	4,560,954
27

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$6,000,000		New York State Dormitory Authority	3.879%	07/01/46	$6,009,000
7,500,000		Port of Morrow OR	1.582	09/01/20	7,329,300
5,000,000		Port of Morrow OR	1.782	09/01/21	4,841,700
2,000,000		Port of Seattle WA	3.471	05/01/31	1,957,800
1,625,000		Port of Seattle WA	3.571	05/01/32	1,601,064
1,955,000	h	Public Finance Authority	4.269	07/01/40	1,955,938
1,000,000		Regents of the University of California Medical Center Pooled Revenue	2.037	05/15/23	941,660
1,000,000		Regents of the University of California Medical Center Pooled Revenue	2.259	05/15/24	944,710
1,250,000		Regents of the University of California Medical Center Pooled Revenue	2.359	05/15/25	1,178,788
1,785,000		Regents of the University of California Medical Center Pooled Revenue	2.459	05/15/26	1,683,594
1,600,000		Regents of the University of California Medical Center Pooled Revenue	2.559	05/15/27	1,487,312
700,000		Regents of the University of California Medical Center Pooled Revenue	2.659	05/15/28	647,010
905,000		Regents of the University of California Medical Center Pooled Revenue	2.759	05/15/29	825,161
4,500,000		San Francisco City & County Redevelopment Agency	2.526	08/01/20	4,463,100
5,000,000		San Francisco City & County Redevelopment Agency	2.813	08/01/21	4,957,500
875,000		San Francisco City & County Redevelopment Agency	3.113	08/01/22	872,253
11,365,000		San Jose Redevelopment Agency	3.375	08/01/34	11,000,752
3,460,000		State of Georgia	1.910	02/01/23	3,321,427
4,800,000		State of Illinois	4.350	06/01/18	4,808,304
1,845,000		State of Illinois	4.700	01/01/21	1,885,719
7,325,000		State of Illinois	5.100	06/01/33	6,865,942
13,000,000		State of Michigan	1.779	11/01/21	12,574,640
7,000,000		State of Michigan	1.966	11/01/22	6,744,360
9,900,000		State of Wisconsin	3.154	05/01/27	9,744,471
1,763,000		State Public School Building Authority	5.000	09/15/27	1,918,409
7,500,000		Texas A&M University	3.993	05/15/37	7,666,875
25,830,000		The Ohio State University	3.798	12/01/46	25,899,741
2,500,000		University of California	0.993	05/15/18	2,496,475
1,185,000		University of California	1.228	05/15/19	1,169,915
1,920,000		University of California	1.534	05/15/20	1,874,765
1,000,000		University of California	1.784	05/15/21	964,510
15,000,000		University of California	1.910	05/15/21	14,716,350
3,000,000		University of California	2.020	05/15/22	2,866,410
3,000,000		University of California	2.220	05/15/23	2,850,630
2,000,000		University of California	2.439	05/15/24	1,909,240
2,000,000		University of California	2.589	05/15/25	1,915,060
6,635,000		University of California	3.552	05/15/39	6,584,508
		TOTAL MUNICIPAL BONDS			265,851,786

U.S. TREASURY SECURITIES - 13.7%
2,725,000		United States Treasury Bond	5.375	02/15/31	3,486,123
28

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$5,000,000		United States Treasury Bond		4.500%	02/15/36	$6,169,956
2,250,000		United States Treasury Bond		4.750	02/15/37	2,875,866
43,050,000		United States Treasury Bond		3.500	02/15/39	47,219,090
16,015,000		United States Treasury Bond		3.875	08/15/40	18,518,166
14,380,000		United States Treasury Bond		2.500	05/15/46	13,047,929
10,450,000		United States Treasury Bond		3.000	05/15/47	10,478,392
85,510,000		United States Treasury Bond		2.750	11/15/47	81,565,310
25,700,000		United States Treasury Bond		3.000	02/15/48	25,790,427
39,000,000		United States Treasury Note		0.750	04/15/18	38,988,369
73,000,000		United States Treasury Note		0.625	04/30/18	72,945,342
39,000,000		United States Treasury Note		1.000	05/15/18	38,968,729
2,900,000		United States Treasury Note		0.875	05/31/18	2,896,062
25,000,000		United States Treasury Note		0.625	06/30/18	24,927,312
1,600,000		United States Treasury Note		0.750	08/31/18	1,592,500
4,375,000		United States Treasury Note		1.000	11/30/18	4,345,605
2,550,000		United States Treasury Note		1.250	12/31/18	2,534,561
740,000		United States Treasury Note		1.125	02/28/19	733,467
1,000,000		United States Treasury Note		1.250	03/31/19	991,249
1,330,000		United States Treasury Note		1.250	04/30/19	1,317,009
200,000		United States Treasury Note		1.250	05/31/19	197,880
2,690,000		United States Treasury Note		1.375	07/31/19	2,660,606
260,000		United States Treasury Note		0.875	09/15/19	254,921
875,000		United States Treasury Note		1.500	10/31/19	864,675
4,855,000		United States Treasury Note		1.750	11/30/19	4,814,640
20,525,000		United States Treasury Note		2.000	01/31/20	20,425,178
25,000,000		United States Treasury Note		2.250	02/29/20	24,985,487
3,080,000		United States Treasury Note		1.625	03/15/20	3,040,294
16,500,000		United States Treasury Note		1.500	05/15/20	16,220,037
30,000,000		United States Treasury Note		1.500	07/15/20	29,436,797
1,765,000		United States Treasury Note		2.125	08/31/20	1,755,361
22,800,000		United States Treasury Note		1.375	09/15/20	22,270,243
310,000		United States Treasury Note		2.125	01/31/21	307,695
6,435,000		United States Treasury Note		2.375	03/15/21	6,431,094
715,000		United States Treasury Note		2.000	05/31/21	705,565
280,000		United States Treasury Note		2.000	08/31/21	275,733
1,250,000		United States Treasury Note		1.750	04/30/22	1,212,880
20,000,000		United States Treasury Note		2.000	11/30/22	19,515,538
2,138,000		United States Treasury Note		2.375	01/31/23	2,119,734
32,710,000		United States Treasury Note		2.625	02/28/23	32,798,105
20,000,000		United States Treasury Note		2.500	03/31/23	19,931,012
2,200,000		United States Treasury Note		2.125	07/31/24	2,130,313
5,720,000		United States Treasury Note		2.750	02/28/25	5,740,664
23,585,000		United States Treasury Note		2.750	02/15/28	23,579,228
		TOTAL U.S. TREASURY SECURITIES				641,065,144

		TOTAL GOVERNMENT BONDS				1,829,445,418
		(Cost $1,844,725,578)

STRUCTURED ASSETS - 22.9%

ASSET BACKED - 9.8%
70,450	i	ACE Securities Corp Home Equity Loan Trust	LIBOR 1 M + 0.735%	2.607	08/25/35	70,518
		Series - 2005 HE5 (Class M2)
29

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,800,000		Ally Auto Receivables Trust		2.100%	03/15/22	$1,773,932
		Series - 2017 2 (Class A4)
1,550,000		AmeriCredit Automobile Receivables Trust		2.400	01/08/21	1,544,476
		Series - 2015 2 (Class C)
1,500,000		AmeriCredit Automobile Receivables Trust		1.460	05/10/21	1,491,416
		Series - 2016 3 (Class A3)
1,845,000		AmeriCredit Automobile Receivables Trust		3.340	08/08/21	1,854,169
		Series - 2015 3 (Class D)
5,500,000		AmeriCredit Automobile Receivables Trust		2.740	12/08/22	5,395,298
		Series - 2016 4 (Class D)
3,500,000	g	Anchorage Capital CLO 7 Ltd		3.300	10/15/27	3,390,477
		Series - 2015 7A (Class B2R)
3,000,000	g	ARES XLVI CLO Ltd		3.570	01/15/30	2,967,009
		Series - 2017 46A (Class B2)
1,500,000	g,i	Ares XXXIV CLO Ltd	LIBOR 3 M + 5.200%	6.960	07/29/26	1,500,650
		Series - 2015 2A (Class E2)
55,677	†,g,m	Asset Backed Funding Corp NIM Trust		5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
6,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.070	09/20/23	5,941,412
		Series - 2017 1A (Class A)
8,500,000	g	Avis Budget Rental Car Funding AESOP LLC		2.970	03/20/24	8,340,404
		Series - 2017 2A (Class A)
2,000,000	g	BBCMS Trust		3.821	09/05/32	2,020,225
		Series - 2013 TYSN (Class C)
1,500,000	g	Bowman Park CLO Ltd		3.545	11/23/25	1,499,791
		Series - 2014 1A (Class B2R)
6,000,000	g	Capital Automotive REIT		3.660	10/15/44	5,932,732
		Series - 2014 1A (Class A)
13,500,104	g	Capital Automotive REIT		3.870	04/15/47	13,450,220
		Series - 2017 1A (Class A1)
2,500,000	g,i	Carlyle Global Market Strategies Ltd	LIBOR 3 M + 5.300%	7.045	04/20/27	2,499,816
		Series - 2015 1A (Class E1)
4,850,000		CarMax Auto Owner Trust		2.250	09/15/22	4,771,869
		Series - 2017 2 (Class A4)
9,500,000		CarMax Auto Owner Trust		2.270	09/15/22	9,379,172
		Series - 2017 1 (Class A4)
1,100,000		CarMax Auto Owner Trust		2.330	05/15/23	1,082,044
		Series - 2017 4 (Class A4)
8,817,685	†,g,i	CBRE Realty Finance	LIBOR 3 M + 0.300%	2.004	04/07/52	367,698
		Series - 2007 1A (Class A2)
1,000,000	g	Cent CLO 21 Ltd		3.500	07/27/26	999,956
		Series - 2014 21A (Class A2BR)
93,912		CIT Group Home Equity Loan Trust (Step Bond)		6.200	02/25/30	95,669
		Series - 2002 1 (Class AF6)
1,065,135		Citigroup Commercial Mortgage Trust		1.847	11/10/48	1,053,717
		Series - 2015 GC35 (Class A1)
30

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$2,250,000	g	DaimlerChrysler Capital Auto Receivables Trust		1.640%	07/15/21	$2,233,680
		Series - 2016 BA (Class A3)
6,790,000	g	DB Master Finance LLC		3.980	02/20/45	6,848,666
		Series - 2015 1A (Class A2II)
12,468,750	g	DB Master Finance LLC		3.629	11/20/47	12,412,765
		Series - 2017 1A (Class A2I)
2,947,500	g	Domino’s Pizza Master Issuer LLC		3.484	10/25/45	2,942,371
		Series - 2015 1A (Class A2I)
5,109,000	g	Domino’s Pizza Master Issuer LLC		4.474	10/25/45	5,314,791
		Series - 2015 1A (Class A2II)
16,119,000	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	15,779,373
		Series - 2017 1A (Class A2II)
2,233,125	g	FOCUS Brands Funding LLC		3.857	04/30/47	2,244,023
		Series - 2017 1A (Class A2I)
4,500,000	g	Ford Credit Auto Owner Trust		2.310	08/15/27	4,430,422
		Series - 2016 1 (Class A)
11,000,000	g	Ford Credit Auto Owner Trust		2.030	12/15/27	10,694,780
		Series - 2016 2 (Class A)
6,000,000	g	Ford Credit Auto Owner Trust		2.620	08/15/28	5,929,780
		Series - 2017 1 (Class A)
8,500,000	g	Ford Credit Auto Owner Trust		2.360	03/15/29	8,261,103
		Series - 2017 2 (Class A)
1,500,000		Ford Credit Floorplan Master Owner Trust		2.070	05/15/22	1,477,636
		Series - 2017 1 (Class A1)
2,500,000		Ford Credit Floorplan Master Owner Trust		2.390	08/15/22	2,474,073
		Series - 2015 5 (Class A)
3,500,000		Ford Credit Floorplan Master Owner Trust		2.480	09/15/24	3,437,685
		Series - 2017 3 (Class A)
2,250,000	g,i	FREMF Mortgage Trust		4.019	03/25/49	2,284,900
		Series - 2016 K53 (Class B)
3,000,000	g	GMF Floorplan Owner Revolving Trust		2.130	07/15/20	2,955,675
		Series - 2017 2 (Class A1)
2,421,113	g	HERO Funding Trust		3.190	09/20/48	2,386,740
		Series - 2017 3A (Class A1)
922,902	g	HERO Funding Trust		3.280	09/20/48	921,577
		Series - 2017 2A (Class A1)
3,147,447	g	HERO Funding Trust		3.950	09/20/48	3,189,506
		Series - 2017 3A (Class A2)
1,845,804	g	HERO Funding Trust		4.070	09/20/48	1,888,687
		Series - 2017 2A (Class A2)
15,500,000	g	Hertz Vehicle Financing II LP		3.290	02/25/24	15,333,476
		Series - 2018 1A (Class A)
3,750,000	g	Hertz Vehicle Financing LLC		1.830	08/25/19	3,742,292
		Series - 2013 1A (Class A2)
5,625,000	g	Hertz Vehicle Financing LLC		2.270	07/25/20	5,576,177
		Series - 2016 3A (Class A)
3,083,390	g	Hilton Grand Vacations Trust		2.660	12/26/28	3,041,708
		Series - 2017 AA (Class A)
2,312,543	g,i	Hilton Grand Vacations Trust		2.960	12/26/28	2,271,271
		Series - 2017 AA (Class B)
401,254	i	Lehman XS Trust	LIBOR 1 M + 0.250%	2.122	02/25/36	400,720
		Series - 2006 1 (Class 1A1)
31

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$2,000,000	g	Madison Park Funding XIII Ltd		3.300%	01/19/25	$1,999,592
		Series - 2014 13A (Class B2R)
1,350,769	g	MVW Owner Trust		2.520	12/20/32	1,332,715
		Series - 2015 1A (Class A)
3,000,000	g,i	Navistar Financial Dealer Note Master Owner Trust II	LIBOR 1 M + 1.350%	3.222	09/27/21	3,013,636
		Series - 2016 1 (Class A)
23,027,000	g,i	New Residential Mortgage Loan Trust		4.000	02/25/57	23,475,412
		Series - 2017 1A (Class A1)
73,549	g	OneMain Direct Auto Receivables Trust		2.040	01/15/21	73,505
		Series - 2016 1A (Class A)
431,666	g,i	Orange Lake Timeshare Trust		3.030	07/09/29	424,530
		Series - 2014 AA (Class B)
2,927,374	g	Orange Lake Timeshare Trust		3.100	11/08/30	2,915,524
		Series - 2018 A (Class A)
108,248		Residential Funding Mortgage Securities II, Inc (Step Bond)		6.560	02/25/36	112,393
		Series - 2006 HI1 (Class M2)
490,362		Santander Drive Auto Receivables Trust		1.560	05/15/20	490,180
		Series - 2016 2 (Class A3)
87,503		Santander Drive Auto Receivables Trust		1.960	05/15/20	87,485
		Series - 2015 5 (Class B)
4,500,000		Santander Drive Auto Receivables Trust		1.770	09/15/20	4,485,870
		Series - 2017 1 (Class A3)
1,500,000		Santander Drive Auto Receivables Trust		1.870	12/15/20	1,494,178
		Series - 2017 2 (Class A3)
3,000,000		Santander Drive Auto Receivables Trust		1.870	06/15/21	2,979,615
		Series - 2017 3 (Class A3)
800,000		Santander Drive Auto Receivables Trust		2.740	12/15/21	800,729
		Series - 2015 5 (Class C)
6,000,000		Santander Drive Auto Receivables Trust		2.800	08/15/22	5,932,906
		Series - 2016 3 (Class D)
4,000,000		Santander Drive Auto Receivables Trust		3.170	04/17/23	3,974,812
		Series - 2017 1 (Class D)
3,048,583	g	Sierra Receivables Funding Co LLC		3.050	03/22/32	3,035,784
		Series - 2015 1A (Class B)
9,685,152	g	Sierra Receivables Funding Co LLC		2.910	03/20/34	9,582,009
		Series - 2017 1A (Class A)
657,066	g	Sierra Receivables Funding Co LLC		3.200	03/20/34	646,905
		Series - 2017 1A (Class B)
1,372,780	g	Sierra Timeshare Receivables Funding LLC		2.580	09/20/32	1,368,294
		Series - 2015 3A (Class A)
137,278	g	Sierra Timeshare Receivables Funding LLC		3.080	09/20/32	136,399
		Series - 2015 3A (Class B)
2,289,155	g	Sierra Timeshare Receivables Funding LLC		3.080	03/21/33	2,294,298
		Series - 2016 1A (Class A)
4,354,615	g	Sierra Timeshare Receivables Funding LLC		2.330	07/20/33	4,303,887
		Series - 2016 2A (Class A)
559,240	g	Sierra Timeshare Receivables Funding LLC		2.780	07/20/33	553,564
		Series - 2016 2A (Class B)
2,809,737	g	Sierra Timeshare Receivables Funding LLC		2.430	10/20/33	2,759,972
		Series - 2016 3A (Class A)
32

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,729,069	g	Sierra Timeshare Receivables Funding LLC		2.630%	10/20/33	$1,676,066
		Series - 2016 3A (Class B)
3,684,939	g	SMB Private Education Loan Trust		2.490	06/15/27	3,638,772
		Series - 2015 A (Class A2A)
8,408,235	g	SMB Private Education Loan Trust		2.750	07/15/27	8,353,506
		Series - 2015 C (Class A2A)
10,000,000	g	SMB Private Education Loan Trust		2.430	02/17/32	9,748,593
		Series - 2016 B (Class A2A)
5,125,000	g	SMB Private Education Loan Trust		2.880	09/15/34	5,042,208
		Series - 2017 A (Class A2A)
3,750,000	g	SMB Private Education Loan Trust		2.820	10/15/35	3,665,549
		Series - 2017 B (Class A2A)
1,333,882	g	SoFi Professional Loan Program LLC		1.530	04/25/33	1,326,831
		Series - 2016 D (Class A2A)
5,000,000	g	SoFi Professional Loan Program LLC		2.340	04/25/33	4,856,305
		Series - 2016 D (Class A2B)
7,355,000	g	SoFi Professional Loan Program LLC		2.490	01/25/36	7,204,795
		Series - 2016 E (Class A2B)
3,305,039	g	SoFi Professional Loan Program LLC		2.760	12/26/36	3,275,955
		Series - 2016 A (Class A2)
676,081	g	SoFi Professional Loan Program LLC		1.550	03/26/40	670,390
		Series - 2017 A (Class A2A)
3,825,000	g	SoFi Professional Loan Program LLC		2.400	03/26/40	3,732,176
		Series - 2017 A (Class A2B)
4,600,107	g	SoFi Professional Loan Program LLC		1.830	05/25/40	4,571,238
		Series - 2017 B (Class A1FX)
5,075,000	g	SoFi Professional Loan Program LLC		2.740	05/25/40	5,017,473
		Series - 2017 B (Class A2FX)
2,250,000	g	SoFi Professional Loan Program LLC		2.630	07/25/40	2,208,470
		Series - 2017 C (Class A2B)
3,750,000	g	SoFi Professional Loan Program LLC		2.720	11/26/40	3,684,970
		Series - 2017 E (Class A2B)
6,750,000	g	SoFi Professional Loan Program LLC		2.840	01/25/41	6,639,767
		Series - 2017 F (Class A2FX)
1,898,027	g	SolarCity LMC		4.800	11/20/38	1,914,913
		Series - 2013 1 (Class A)
1,889,862	†,g	SolarCity LMC		4.020	07/20/44	1,778,318
		Series - 2014 2 (Class A)
2,600,000	g,i	Sound Point Clo XV Ltd	LIBOR 3 M + 5.960%	7.705	01/23/29	2,620,674
		Series - 2017 1A (Class E)
11,009,545	g	SpringCastle America Funding LLC		3.050	04/25/29	10,995,018
		Series - 2016 AA (Class A)
3,000,000	g	SpringCastle America Funding LLC		4.100	10/25/33	2,914,340
		Series - 2016 AA (Class B)
2,500,000		Synchrony Credit Card Master Note Trust		2.210	05/15/24	2,446,723
		Series - 2016 2 (Class A)
2,962,500	g	Taco Bell Funding LLC		3.832	05/25/46	2,979,001
		Series - 2016 1A (Class A2I)
13,468,294	g	TLF National Tax Lien Trust		3.090	12/15/29	13,453,463
		Series - 2017 1A (Class A)
1,657,636	g	TLF National Tax Lien Trust		3.840	12/15/29	1,653,625
		Series - 2017 1A (Class B)
33

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,000,000	g	Verizon Owner Trust		1.920%	12/20/21	$985,669
		Series - 2017 2A (Class A)
2,000,000	g	VOLT LIX LLC (Step Bond)		5.375	05/25/47	1,999,384
		Series - 2017 NPL6 (Class A2)
11,735,339	g	VOLT LXII LLC (Step Bond)		3.125	09/25/47	11,670,945
		Series - 2017 NPL9 (Class A1)
50,137	g,i	Wachovia Loan Trust	LIBOR 1 M + 0.360%	2.232	05/25/35	50,020
		Series - 2005 SD1 (Class A)
15,077,213	g	Wendys Funding LLC		3.573	03/15/48	14,893,873
		Series - 2018 1A (Class A2I)
997,500	g	Wendys Funding LLC		3.884	03/15/48	988,233
		Series - 2018 1A (Class A2II)
1,000,000		World Financial Network Credit Card Master Trust		2.030	04/15/25	971,062
		Series - 2016 A (Class A)
2,000,000		World Omni Auto Receivables Trust		2.240	06/15/23	1,966,941
		Series - 2017 A (Class A4)
18,491,000	g,i	Worldwide Plaza Trust		3.596	11/10/36	16,494,989
		Series - 2017 WWP (Class E)
12,048,000	g,i	Worldwide Plaza Trust		3.596	11/10/36	11,871,352
		Series - 2017 WWP (Class B)
		TOTAL ASSET BACKED				462,132,349

OTHER MORTGAGE BACKED - 13.1%
585,834	g	7 WTC Depositor LLC Trust		4.082	03/13/31	586,490
		Series - 2012 7WTC (Class A)
1,193,869	i	American Home Mortgage Investment Trust	LIBOR 6 M + 1.500%	3.466	10/25/34	1,181,061
		Series - 2004 3 (Class 4A)
152,512	g	Banc of America Commercial Mortgage Trust		5.416	01/15/49	154,486
		Series - 2007 1 (Class AM)
7,481,620		Banc of America Commercial Mortgage Trust		1.559	07/15/49	7,350,526
		Series - 2016 UB10 (Class A1)
6,000,000		Banc of America Commercial Mortgage Trust		3.366	02/15/50	5,982,223
		Series - 2017 BNK3 (Class ASB)
3,151,115	g,i	Banc of America Commercial Mortgage Trust		5.901	02/10/51	3,164,753
		Series - 2007 4 (Class D)
2,085,000	g,i	Banc of America Commercial Mortgage Trust		5.901	02/10/51	2,106,367
		Series - 2007 4 (Class E)
6,000,000	g,i	Banc of America Commercial Mortgage Trust		6.038	02/10/51	5,973,720
		Series - 2007 5 (Class B)
12,000,000		BANK 2017-BNK4		3.731	11/15/50	12,087,707
		Series - 2017 BNK8 (Class AS)
7,500,000		BANK 2017-BNK6		3.289	07/15/60	7,426,983
		Series - 2017 BNK6 (Class ASB)
2,000,000	g,i	Bear Stearns Commercial Mortgage Securities Trust		5.368	02/11/41	1,666,300
		Series - 2005 PWR7 (Class E)
1,000,000	g,i	Bear Stearns Commercial Mortgage Securities Trust		5.707	11/11/41	1,028,801
		Series - 2004 PWR6 (Class G)
34

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,154,000	g,i	Bear Stearns Commercial Mortgage Securities Trust		5.813%	02/13/42	$1,185,960
		Series - 2005 T18 (Class F)
512,538	g,i	Bear Stearns Commercial Mortgage Securities Trust		5.100	02/13/46	515,896
		Series - 2004 T16 (Class G)
9,000,000		CD Mortgage Trust		3.453	02/10/50	9,104,569
		Series - 2017 CD3 (Class AAB)
22,068,000	i	CD Mortgage Trust		3.684	08/15/50	22,202,641
		Series - 2017 CD5 (Class AS)
815,309	i	CHL Mortgage Pass-Through Trust		3.520	02/20/35	823,256
		Series - 2004 HYB9 (Class 1A1)
5,000,000		Citigroup Commercial Mortgage Trust		3.297	10/12/50	4,991,537
		Series - 2017 C4 (Class AAB)
3,366,610	g,i	Citigroup Mortgage Loan Trust	LIBOR 1 M + 0.180%	1.801	05/25/37	3,356,476
		Series - 2015 8 (Class 1A1)
7,076,701	i	COBALT CMBS Commercial Mortgage Trust		5.812	05/15/46	7,213,812
		Series - 2007 C3 (Class AJ)
12,390,000	g,i	COMM Mortgage Trust		3.538	10/10/29	12,107,632
		Series - 2017 PANW (Class C)
2,095,000		COMM Mortgage Trust		3.040	02/10/48	2,086,187
		Series - 2015 LC19 (Class ASB)
4,775,315	i	Connecticut Avenue Securities	LIBOR 1 M + 2.150%	4.022	09/25/28	4,811,095
		Series - 2016 C02 (Class 1M1)
3,460,256	i	Connecticut Avenue Securities	LIBOR 1 M + 2.000%	3.872	10/25/28	3,512,915
		Series - 2016 C03 (Class 1M1)
8,582,952	i	Connecticut Avenue Securities	LIBOR 1 M + 1.350%	3.222	01/25/29	8,622,114
		Series - 2016 C05 (Class 2M1)
13,877,686	i	Connecticut Avenue Securities	LIBOR 1 M + 1.450%	3.322	01/25/29	13,988,532
		Series - 2016 C04 (Class 1M1)
15,681,777	i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	3.172	04/25/29	15,818,003
		Series - 2016 C06 (Class 1M1)
32,868,520	i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	2.165	07/25/29	33,133,723
		Series - 2017 C01 (Class 1M1)
12,508,131	i	Connecticut Avenue Securities	LIBOR 1 M + 0.950%	2.822	10/25/29	12,578,573
		Series - 2017 C03 (Class 1M1)
3,687,142	i	Connecticut Avenue Securities	LIBOR 1 M + 0.550%	2.422	01/25/30	3,685,385
		Series - 2017 C05 (Class 1M1)
29,280,612	i	Connecticut Avenue Securities	LIBOR 1 M + 0.650%	2.522	05/25/30	29,280,600
		Series - 2017 C07 (Class 1M1)
35

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$8,885,898	i	Connecticut Avenue Securities	LIBOR 1 M + 0.600%	2.472%	07/25/30	$8,882,671
		Series - 2018 C01 (Class 1M1)
75,166	i	Credit Suisse First Boston Mortgage Securities Corp		5.100	08/15/38	75,728
		Series - 2005 C5 (Class F)
3,500,000	i	CSAIL 2015-C1 Commercial Mortgage Trust		3.791	04/15/50	3,539,000
		Series - 2015 C1 (Class AS)
5,500,000		CSAIL Commercial Mortgage Trust		3.314	11/15/49	5,485,125
		Series - 2016 C7 (Class ASB)
7,800,000	g,i	DBUBS Mortgage Trust		5.565	07/10/44	8,051,857
		Series - 2011 LC2A (Class D)
10,110,000	g,i	DBUBS Mortgage Trust		5.699	11/10/46	10,666,659
		Series - 2011 LC1A (Class C)
2,384,289	i	GE Capital Commercial Mortgage Corp		5.734	11/10/45	2,431,975
		Series - 2005 C4 (Class AJ)
7,000,000	g	GRACE Mortgage Trust		3.369	06/10/28	7,073,695
		Series - 2014 GRCE (Class A)
15,500,000	g	GS Mortgage Securities Corp II		3.419	10/10/32	15,556,126
		Series - 2017 SLP (Class A)
1,344,000	g	GS Mortgage Securities Corp II		3.551	04/10/34	1,365,608
		Series - 2012 ALOH (Class A)
2,883,274		GS Mortgage Securities Trust		1.478	05/10/49	2,822,243
		Series - 2016 GS2 (Class A1)
8,000,000		GS Mortgage Securities Trust		3.467	03/10/50	8,033,202
		Series - 2017 GS5 (Class AAB)
3,500,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	3,254,560
		Series - 2016 10HY (Class C)
3,000,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	2,830,225
		Series - 2016 10HY (Class B)
259,228	i	Impac CMB Trust	LIBOR 1 M + 0.660%	2.532	03/25/35	248,429
		Series - 2004 11 (Class 2A1)
1,700,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		4.053	01/15/46	1,601,691
		Series - 2013 C13 (Class D)
6,950,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.674	02/15/46	7,110,550
		Series - 2011 C3 (Class D)
8,000,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.674	02/15/46	7,840,771
		Series - 2011 C3 (Class E)
8,000,000		JPMBB Commercial Mortgage Securities Trust		3.493	08/15/47	8,071,384
		Series - 2014 C21 (Class A4)
1,497,000	g,i	JPMBB Commercial Mortgage Securities Trust		3.364	09/15/47	928,438
		Series - 2014 C23 (Class E)
1,000,000	i	JPMBB Commercial Mortgage Securities Trust		4.344	02/15/48	976,305
		Series - 2015 C27 (Class C)
3,419,000		JPMBB Commercial Mortgage Securities Trust		3.227	10/15/48	3,379,439
		Series - 2015 C28 (Class A4)
1,255,455	i	LB-UBS Commercial Mortgage Trust		5.563	02/15/40	1,256,208
		Series - 2007 C1 (Class D)
36

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$504,056	i	LB-UBS Commercial Mortgage Trust		6.114%	07/15/40	$503,632
		Series - 2007 C6 (Class AM)
2,426,748	†,g,i	LVII Resecuritization Trust	LIBOR 1 M + 2.800%	4.374	07/25/47	2,433,574
		Series - 2015 A (Class A)
15,000,000	g,i	MAD Mortgage Trust		2.976	08/15/34	14,857,923
		Series - 2017 330M (Class A)
6,448,346	i	ML-CFC Commercial Mortgage Trust		5.485	03/12/51	6,509,089
		Series - 2007 6 (Class AM)
5,000,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.476	11/15/45	5,004,972
		Series - 2012 C6 (Class AS)
986,451	g	Morgan Stanley Bank of America Merrill Lynch Trust		4.750	12/15/46	1,010,524
		Series - 2014 C19 (Class LNC3)
140,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.069	02/15/48	139,537
		Series - 2015 C20 (Class ASB)
2,130,000	i	Morgan Stanley Bank of America Merrill Lynch Trust		4.061	12/15/48	2,079,107
		Series - 2013 C8 (Class C)
1,664,383	i	Morgan Stanley Capital I Trust		5.389	11/12/41	1,664,832
		Series - 2006 HQ10 (Class AJ)
3,716,332	i	Morgan Stanley Capital I Trust		5.931	06/11/42	3,861,345
		Series - 2007 T27 (Class AJ)
5,000,000	g,i	Morgan Stanley Capital I Trust		5.792	09/15/42	5,182,927
		Series - 2005 IQ10 (Class E)
1,139,510	i	Morgan Stanley Capital I Trust		5.815	04/12/49	1,142,272
		Series - 2007 HQ12 (Class D)
4,748,470	i	Morgan Stanley Capital I Trust		5.994	06/11/49	4,820,632
		Series - 2007 IQ15 (Class AJ)
13,000,000		Morgan Stanley Capital I Trust		2.606	08/15/49	12,541,885
		Series - 2016 UB11 (Class ASB)
4,390,177	i	Morgan Stanley Capital I Trust		6.168	12/12/49	3,949,001
		Series - 2007 IQ16 (Class AJ)
7,000,000	g	MSSG Trust		3.865	09/13/39	6,668,262
		Series - 2017 237P (Class D)
18,445,000	g	One Market Plaza Trust		3.614	02/10/32	18,596,695
		Series - 2017 1MKT (Class A)
6,760,963	g,i	Sequoia Mortgage Trust		3.500	03/25/47	6,768,549
		Series - 2017 2 (Class A4)
10,423,214	g,i	Sequoia Mortgage Trust		3.500	03/25/47	10,396,176
		Series - 2017 2 (Class A1)
11,713,507	g,i	Sequoia Mortgage Trust		3.500	04/25/47	11,718,450
		Series - 2017 3 (Class A4)
4,426,621	g,i	Sequoia Mortgage Trust		3.500	08/25/47	4,436,444
		Series - 2017 5 (Class A4)
15,158,548	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	4.072	09/25/24	15,648,539
		Series - 2014 HQ2 (Class M2)
2,396,554	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	4.072	03/25/25	2,414,610
		Series - 2015 HQ1 (Class M2)
37

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 3.800%	5.672%	03/25/25	$1,889,056
		Series - 2015 HQ1 (Class M3)
3,149,849	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.950%	3.822	05/25/25	3,233,766
		Series - 2015 HQ2 (Class M2)
4,869,227	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.600%	4.472	12/25/27	4,972,862
		Series - 2015 DNA2 (Class M2)
4,417,998	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.650%	4.522	03/25/28	4,507,924
		Series - 2015 HQA1 (Class M2)
48,091	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.450%	3.322	07/25/28	48,129
		Series - 2016 DNA1 (Class M1)
3,579,739	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	4.072	10/25/28	3,627,980
		Series - 2016 DNA2 (Class M2)
2,632,368	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.100%	2.972	12/25/28	2,634,835
		Series - 2016 DNA3 (Class M1)
3,745,830	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.800%	2.672	03/25/29	3,752,755
		Series - 2016 DNA4 (Class M1)
2,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.300%	3.172	03/25/29	2,780,983
		Series - 2016 DNA4 (Class M2)
11,966,678	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	3.072	07/25/29	12,070,413
		Series - 2017 DNA1 (Class M1)
29,113,684	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.750%	2.622	03/25/30	29,197,698
		Series - 2017 DNA3 (Class M1)
4,340,731	g	VSE VOI Mortgage LLC		2.330	03/20/35	4,232,167
		Series - 2017 A (Class A)
1,096,842	i	Wachovia Bank Commercial Mortgage Trust		5.825	07/15/45	1,095,268
		Series - 2006 C27 (Class AJ)
17,421,173	i	Wachovia Bank Commercial Mortgage Trust		6.133	05/15/46	17,638,938
		Series - 2007 C34 (Class AJ)
1,700,000	i	Wachovia Bank Commercial Mortgage Trust		6.208	05/15/46	1,734,000
		Series - 2007 C34 (Class C)
2,000,000	i	Wachovia Bank Commercial Mortgage Trust		6.214	05/15/46	2,031,980
		Series - 2007 C34 (Class B)
350,723	i	Wachovia Bank Commercial Mortgage Trust		5.794	06/15/49	354,791
		Series - 2007 C32 (Class AJ)
1,293,402	i	Wachovia Bank Commercial Mortgage Trust		6.011	02/15/51	1,326,384
		Series - 2007 C33 (Class AM)
10,000,000		Wells Fargo Commercial Mortgage Trust		3.539	10/15/45	10,035,732
		Series - 2012 LC5 (Class AS)
5,055,000		Wells Fargo Commercial Mortgage Trust		2.825	10/15/49	4,915,212
		Series - 2016 LC24 (Class ASB)
38

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
	$2,000,000		Wells Fargo Commercial Mortgage Trust	2.827%	11/15/49	$1,944,428
			Series - 2016 NXS6 (Class ASB)
	1,180,000		Wells Fargo Commercial Mortgage Trust	3.467	04/15/50	1,162,840
			Series - 2015 LC20 (Class AS)
	2,000,000		Wells Fargo Commercial Mortgage Trust	3.185	03/15/59	1,986,753
			Series - 2016 C33 (Class ASB)
	2,000,000		Wells Fargo Commercial Mortgage Trust	2.933	11/15/59	1,950,974
			Series - 2016 C36 (Class ASB)
	1,250,000		WFRBS Commercial Mortgage Trust	3.607	11/15/47	1,261,871
			Series - 2014 C24 (Class A5)
			TOTAL OTHER MORTGAGE BACKED			611,946,928

			TOTAL STRUCTURED ASSETS			1,074,079,277
			(Cost $1,089,961,344)

			TOTAL BONDS			4,513,908,832
			(Cost $4,575,232,393)

SHARES			COMPANY
COMMON STOCKS - 0.0%

ENERGY - 0.0%
	9,696		Peabody Energy Corp			353,904
			TOTAL ENERGY			353,904
			TOTAL COMMON STOCKS			353,904
			(Cost $133,600)

PRINCIPAL			ISSUER
SHORT-TERM INVESTMENTS - 2.5%

GOVERNMENT AGENCY DEBT - 0.9%
	$40,000,000		Federal Home Loan Bank (FHLB)	1.400	04/02/18	40,000,000
			TOTAL GOVERNMENT AGENCY DEBT			40,000,000

TREASURY DEBT - 1.6%
EGP	45,100,000	j	Egypt Treasury Bills	0.000	08/21/18	2,395,559
	44,500,000	j	Egypt Treasury Bills	0.000	01/22/19	2,219,162
	$62,871,000		United States Treasury Bill	1.405-1.662	04/12/18	62,842,430
	350,000		United States Treasury Bill	1.516	04/19/18	349,730
	10,720,000		United States Treasury Bill	1.582	04/26/18	10,708,601
			TOTAL TREASURY DEBT			78,515,482

			TOTAL SHORT-TERM INVESTMENTS			118,515,482
			(Cost $118,481,884)

			TOTAL INVESTMENTS - 99.7%			4,672,484,811
			(Cost $4,733,809,734)
			OTHER ASSETS & LIABILITIES, NET - 0.3%			12,674,766
			NET ASSETS - 100.0%			$4,685,159,577
39

Abbreviation(s):
BRL	Brazilian Real
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
LIBOR	London Interbank Offered Rate
LKR	Sri Lankan Rupee
M	Month
MXN	Mexican Peso
PEN	Peruvian Sol
REIT	Real Estate Investment Trust
RSD	Serbian Dinar
RUB	Russian Ruble
UYU	Uruguayan Peso
W	Week
ZAR	South African Rand

†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2018, the aggregate value of these securities was $1,065,539,195 or 22.7% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
o	Payment in Kind Bond
w	All or a portion of these securities have been segregated to cover collateral requirements on mortgage dollar rolls.
40

TIAA-CREF FUNDS - Bond Index Fund

TIAA-CREF FUNDS

BOND INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2018

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
BONDS - 99.4%

CORPORATE BONDS - 26.9%

AUTOMOBILES & COMPONENTS - 0.1%
$100,000	Aptiv plc	3.150%	11/19/20	$99,802
250,000	Aptiv plc	4.250	01/15/26	255,162
100,000	Aptiv plc	4.400	10/01/46	96,294
200,000	BorgWarner, Inc	3.375	03/15/25	197,555
200,000	BorgWarner, Inc	4.375	03/15/45	198,036
600,000	Delphi Corp	4.150	03/15/24	615,064
425,000	Ford Motor Co	4.346	12/08/26	419,632
500,000	Ford Motor Co	7.450	07/16/31	604,820
1,050,000	Ford Motor Co	4.750	01/15/43	956,038
750,000	Ford Motor Co	5.291	12/08/46	732,243
350,000	General Motors Co	4.200	10/01/27	342,282
500,000	General Motors Co	6.600	04/01/36	572,391
500,000	General Motors Co	5.150	04/01/38	497,756
1,250,000	General Motors Co	6.250	10/02/43	1,370,859
350,000	General Motors Co	6.750	04/01/46	405,712
500,000	General Motors Co	5.400	04/01/48	498,646
175,000	Harley-Davidson, Inc	3.500	07/28/25	173,292
200,000	Harley-Davidson, Inc	4.625	07/28/45	205,894
750,000	Honeywell International, Inc	1.400	10/30/19	736,364
500,000	Honeywell International, Inc	1.800	10/30/19	493,382
750,000	Honeywell International, Inc	1.850	11/01/21	722,477
500,000	Honeywell International, Inc	3.350	12/01/23	507,575
1,000,000	Honeywell International, Inc	2.500	11/01/26	924,752
782,000	Honeywell International, Inc	3.812	11/21/47	768,971
1,150,000	Lear Corp	3.800	09/15/27	1,105,419
300,000	Magna International, Inc	3.625	06/15/24	302,997
100,000	Magna International, Inc	4.150	10/01/25	102,957
	TOTAL AUTOMOBILES & COMPONENTS			13,906,372

BANKS - 4.2%
400,000	Australia & New Zealand Banking Group Ltd	1.600	07/15/19	393,991
500,000	Australia & New Zealand Banking Group Ltd	2.050	09/23/19	493,810
300,000	Australia & New Zealand Banking Group Ltd	2.125	08/19/20	293,843
1,300,000	Australia & New Zealand Banking Group Ltd	2.250	11/09/20	1,273,894
300,000	Australia & New Zealand Banking Group Ltd	2.700	11/16/20	297,052
750,000	Australia & New Zealand Banking Group Ltd	2.300	06/01/21	731,192
500,000	Australia & New Zealand Banking Group Ltd	2.550	11/23/21	488,392
300,000	Australia & New Zealand Banking Group Ltd	2.625	05/19/22	292,591
300,000	Australia & New Zealand Banking Group Ltd	2.625	11/09/22	291,003
200,000	Australia & New Zealand Banking Group Ltd	3.700	11/16/25	203,616
350,000	Banco Bilbao Vizcaya Argentaria S.A.	3.000	10/20/20	348,376
400,000	Banco Santander S.A.	3.500	04/11/22	398,048
600,000	Banco Santander S.A.	3.125	02/23/23	581,269
41

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$400,000		Banco Santander S.A.	5.179%	11/19/25	$417,312
400,000		Banco Santander S.A.	4.250	04/11/27	398,167
400,000		Banco Santander S.A.	3.800	02/23/28	385,622
200,000		Bancolombia S.A.	5.950	06/03/21	212,000
2,750,000		Bank of America Corp	2.650	04/01/19	2,748,413
1,000,000		Bank of America Corp	2.625	10/19/20	992,949
200,000		Bank of America Corp	2.151	11/09/20	196,027
1,750,000		Bank of America Corp	2.625	04/19/21	1,723,515
500,000		Bank of America Corp	2.369	07/21/21	490,579
1,000,000		Bank of America Corp	2.328	10/01/21	977,742
3,000,000		Bank of America Corp	2.738	01/23/22	2,957,321
750,000		Bank of America Corp	2.503	10/21/22	720,326
2,225,000		Bank of America Corp	3.300	01/11/23	2,218,960
750,000		Bank of America Corp	3.124	01/20/23	742,296
1,000,000		Bank of America Corp	2.816	07/21/23	974,538
4,718,000	g	Bank of America Corp	3.004	12/20/23	4,626,136
3,500,000		Bank of America Corp	4.125	01/22/24	3,601,216
1,750,000		Bank of America Corp	3.550	03/05/24	1,754,745
406,000		Bank of America Corp	4.000	04/01/24	414,705
1,475,000		Bank of America Corp	4.200	08/26/24	1,495,369
750,000		Bank of America Corp	4.000	01/22/25	748,138
3,550,000		Bank of America Corp	3.950	04/21/25	3,516,825
3,000,000		Bank of America Corp	3.093	10/01/25	2,882,657
3,000,000		Bank of America Corp	3.366	01/23/26	2,916,808
750,000		Bank of America Corp	4.450	03/03/26	765,710
1,000,000		Bank of America Corp	3.500	04/19/26	981,921
400,000		Bank of America Corp	4.250	10/22/26	402,552
750,000		Bank of America Corp	3.248	10/21/27	706,388
1,000,000		Bank of America Corp	4.183	11/25/27	990,663
750,000		Bank of America Corp	3.824	01/20/28	740,480
2,000,000		Bank of America Corp	3.593	07/21/28	1,941,218
4,690,000	g	Bank of America Corp	3.419	12/20/28	4,489,334
1,750,000		Bank of America Corp	3.970	03/05/29	1,753,275
1,500,000		Bank of America Corp	5.000	01/21/44	1,688,596
1,500,000		Bank of America Corp	4.443	01/20/48	1,563,073
3,000,000		Bank of America Corp	3.946	01/23/49	2,876,028
500,000		Bank of Montreal	1.750	09/11/19	492,629
425,000		Bank of Montreal	2.100	12/12/19	419,327
42

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,500,000	Bank of Montreal	2.100%	06/15/20	$1,471,435
1,000,000	Bank of Montreal	1.900	08/27/21	960,271
500,000	Bank of Montreal	2.350	09/11/22	480,785
400,000	Bank of Montreal	2.550	11/06/22	386,639
425,000	Bank of Montreal	3.803	12/15/32	402,632
700,000	Bank of Nova Scotia	1.650	06/14/19	690,896
1,000,000	Bank of Nova Scotia	2.125	09/11/19	993,224
1,000,000	Bank of Nova Scotia	2.150	07/14/20	980,791
1,500,000	Bank of Nova Scotia	2.350	10/21/20	1,476,876
500,000	Bank of Nova Scotia	2.500	01/08/21	492,435
200,000	Bank of Nova Scotia	4.375	01/13/21	206,925
300,000	Bank of Nova Scotia	2.450	03/22/21	295,051
1,000,000	Bank of Nova Scotia	1.875	04/26/21	969,360
800,000	Bank of Nova Scotia	2.800	07/21/21	794,452
500,000	Bank of Nova Scotia	2.700	03/07/22	490,262
750,000	Bank of Nova Scotia	2.450	09/19/22	726,611
500,000	Bank of Nova Scotia	4.500	12/16/25	510,150
500,000	Barclays Bank plc	5.140	10/14/20	516,280
1,500,000	Barclays Bank plc	2.650	01/11/21	1,481,165
300,000	Barclays plc	2.875	06/08/20	296,878
600,000	Barclays plc	3.250	01/12/21	595,853
2,000,000	Barclays plc	3.200	08/10/21	1,976,144
1,500,000	Barclays plc	3.684	01/10/23	1,486,480
1,225,000	Barclays plc	3.650	03/16/25	1,179,924
600,000	Barclays plc	4.375	01/12/26	601,181
1,500,000	Barclays plc	5.200	05/12/26	1,511,988
500,000	Barclays plc	4.337	01/10/28	494,396
1,750,000	Barclays plc	4.836	05/09/28	1,719,441
500,000	Barclays plc	5.250	08/17/45	524,047
500,000	Barclays plc	4.950	01/10/47	511,948
400,000	BB&T Corp	6.850	04/30/19	416,893
300,000	BB&T Corp	2.625	06/29/20	297,448
300,000	BB&T Corp	2.150	02/01/21	293,645
300,000	BB&T Corp	2.850	04/01/21	298,699
500,000	BB&T Corp	2.050	05/10/21	484,125
200,000	BB&T Corp	3.950	03/22/22	204,957
750,000	BB&T Corp	2.750	04/01/22	735,895
700,000	BB&T Corp	2.850	10/26/24	671,388
500,000	BB&T Corp	3.800	10/30/26	502,042
300,000	BPCE S.A.	2.500	07/15/19	298,346
500,000	BPCE S.A.	2.250	01/27/20	492,960
1,300,000	BPCE S.A.	2.650	02/03/21	1,278,280
400,000	BPCE S.A.	2.750	12/02/21	391,182
500,000	BPCE S.A.	4.000	04/15/24	506,701
300,000	BPCE S.A.	3.375	12/02/26	289,529
500,000	Branch Banking & Trust Co	1.450	05/10/19	492,774
500,000	Branch Banking & Trust Co	2.100	01/15/20	492,868
500,000	Branch Banking & Trust Co	2.250	06/01/20	492,246
500,000	Branch Banking & Trust Co	2.625	01/15/22	488,667
250,000	Branch Banking & Trust Co	3.625	09/16/25	249,052
500,000	Canadian Imperial Bank of Commerce	1.600	09/06/19	491,584
43

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Canadian Imperial Bank of Commerce	2.100%	10/05/20	$293,180
1,000,000	Canadian Imperial Bank of Commerce	2.700	02/02/21	989,496
1,000,000	Canadian Imperial Bank of Commerce	2.550	06/16/22	975,528
300,000	Capital One Bank USA NA	2.300	06/05/19	297,921
800,000	Capital One Bank USA NA	2.400	09/05/19	792,469
900,000	Capital One Bank USA NA	2.950	07/23/21	886,525
500,000	Capital One Bank USA NA	2.650	08/08/22	480,882
972,000	Capital One Bank USA NA	3.375	02/15/23	946,892
1,000,000	Capital One NA	2.250	09/13/21	961,881
500,000	CitiBank NA	2.000	03/20/19	496,831
750,000	CitiBank NA	1.850	09/18/19	739,802
750,000	CitiBank NA	2.100	06/12/20	735,420
1,000,000	CitiBank NA	2.125	10/20/20	977,776
3,000,000	CitiBank NA	2.850	02/12/21	2,976,695
500,000	Citigroup, Inc	2.550	04/08/19	499,469
1,000,000	Citigroup, Inc	2.050	06/07/19	990,731
500,000	Citigroup, Inc	2.450	01/10/20	495,303
4,250,000	Citigroup, Inc	2.700	03/30/21	4,188,615
1,250,000	Citigroup, Inc	2.350	08/02/21	1,213,484
750,000	Citigroup, Inc	2.900	12/08/21	738,414
2,700,000	Citigroup, Inc	4.500	01/14/22	2,804,932
500,000	Citigroup, Inc	2.700	10/27/22	483,517
500,000	Citigroup, Inc	3.142	01/24/23	493,830
4,600,000	Citigroup, Inc	3.500	05/15/23	4,543,372
1,000,000	Citigroup, Inc	2.876	07/24/23	972,756
500,000	Citigroup, Inc	4.000	08/05/24	501,027
750,000	Citigroup, Inc	3.875	03/26/25	741,780
1,000,000	Citigroup, Inc	3.300	04/27/25	970,189
525,000	Citigroup, Inc	4.400	06/10/25	534,431
1,000,000	Citigroup, Inc	3.700	01/12/26	986,932
750,000	Citigroup, Inc	4.600	03/09/26	768,865
1,000,000	Citigroup, Inc	3.400	05/01/26	964,755
1,000,000	Citigroup, Inc	3.200	10/21/26	951,269
1,100,000	Citigroup, Inc	4.300	11/20/26	1,099,912
1,250,000	Citigroup, Inc	4.450	09/29/27	1,263,946
500,000	Citigroup, Inc	3.887	01/10/28	496,973
1,000,000	Citigroup, Inc	3.668	07/24/28	974,256
1,700,000	Citigroup, Inc	4.125	07/25/28	1,678,772
3,000,000	Citigroup, Inc	3.520	10/27/28	2,893,897
750,000	Citigroup, Inc	3.878	01/24/39	721,407
200,000	Citigroup, Inc	5.875	01/30/42	246,150
225,000	Citigroup, Inc	6.675	09/13/43	291,121
525,000	Citigroup, Inc	4.650	07/30/45	558,394
2,800,000	Citigroup, Inc	4.750	05/18/46	2,840,305
300,000	Citizens Bank NA	2.450	12/04/19	296,682
750,000	Citizens Bank NA	2.250	03/02/20	737,068
250,000	Citizens Bank NA	2.200	05/26/20	244,762
300,000	Citizens Bank NA	2.250	10/30/20	292,215
150,000	Citizens Bank NA	2.550	05/13/21	146,403
350,000	Citizens Bank NA	2.650	05/26/22	339,047
500,000	Citizens Bank NA	3.700	03/29/23	501,856
44

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Citizens Financial Group, Inc	2.375%	07/28/21	$96,964
300,000	Citizens Financial Group, Inc	4.300	12/03/25	303,236
200,000	Comerica Bank	4.000	07/27/25	200,588
600,000	Comerica, Inc	2.500	06/02/20	592,500
1,250,000	Commonwealth Bank of Australia	2.250	03/13/19	1,245,064
500,000	Commonwealth Bank of Australia	2.050	03/15/19	497,111
500,000	Commonwealth Bank of Australia	2.300	09/06/19	496,203
500,000	Commonwealth Bank of Australia	2.400	11/02/20	490,884
300,000	Commonwealth Bank of Australia	2.550	03/15/21	295,003
250,000	Compass Bank	2.875	06/29/22	242,321
500,000	Compass Bank	3.875	04/10/25	488,944
1,500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250	01/14/20	1,480,559
1,500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	1,531,484
1,500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	05/21/25	1,481,377
400,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750	12/01/43	477,527
1,100,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250	08/04/45	1,233,592
500,000	Cooperatieve Rabobank UA	1.375	08/09/19	489,871
500,000	Cooperatieve Rabobank UA	4.500	01/11/21	518,998
1,000,000	Cooperatieve Rabobank UA	2.500	01/19/21	983,573
625,000	Cooperatieve Rabobank UA	2.750	01/10/22	613,318
500,000	Cooperatieve Rabobank UA	2.750	01/10/23	486,378
1,850,000	Cooperatieve Rabobank UA	3.750	07/21/26	1,784,383
350,000	Cooperatieve Rabobank UA	5.250	05/24/41	416,815
250,000	Deutsche Bank AG.	2.850	05/10/19	249,096
500,000	Deutsche Bank AG.	2.700	07/13/20	489,341
2,300,000	Deutsche Bank AG.	3.125	01/13/21	2,262,527
2,000,000	Deutsche Bank AG.	3.150	01/22/21	1,969,854
500,000	Deutsche Bank AG.	3.375	05/12/21	494,109
500,000	Deutsche Bank AG.	3.300	11/16/22	485,870
300,000	Deutsche Bank AG.	3.950	02/27/23	299,047
1,800,000	Deutsche Bank AG.	4.100	01/13/26	1,743,837
300,000	Discover Bank	3.100	06/04/20	298,861
300,000	Discover Bank	3.200	08/09/21	296,644
1,000,000	Discover Bank	3.350	02/06/23	983,793
900,000	Discover Bank	4.200	08/08/23	917,680
200,000	Discover Bank	4.250	03/13/26	200,640
825,000	Discover Bank	3.450	07/27/26	778,894
300,000	Fifth Third Bancorp	2.300	03/01/19	298,775
250,000	Fifth Third Bancorp	2.300	03/15/19	248,946
375,000	Fifth Third Bancorp	2.375	04/25/19	373,562
400,000	Fifth Third Bancorp	2.875	07/27/20	399,169
200,000	Fifth Third Bancorp	2.875	10/01/21	197,657
200,000	Fifth Third Bancorp	3.500	03/15/22	200,740
750,000	Fifth Third Bancorp	2.600	06/15/22	726,987
500,000	Fifth Third Bancorp	4.300	01/16/24	512,391
1,600,000	Fifth Third Bancorp	3.850	03/15/26	1,579,926
500,000	Fifth Third Bancorp	3.950	03/14/28	502,395
140,000	Fifth Third Bancorp	8.250	03/01/38	200,664
500,000	Fifth Third Bank	1.625	09/27/19	491,368
45

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Fifth Third Bank	2.200%	10/30/20	$488,217
300,000	Fifth Third Bank	2.250	06/14/21	291,419
200,000	First Horizon National Corp	3.500	12/15/20	201,048
250,000	First Republic Bank	2.375	06/17/19	248,315
500,000	First Republic Bank	2.500	06/06/22	483,785
175,000	First Republic Bank	4.375	08/01/46	173,289
750,000	HSBC Bank USA NA	4.875	08/24/20	776,453
266,000	HSBC Bank USA NA	5.875	11/01/34	328,247
33,000	HSBC Bank USA NA	7.000	01/15/39	46,134
1,400,000	HSBC Holdings plc	3.400	03/08/21	1,406,250
400,000	HSBC Holdings plc	2.950	05/25/21	395,924
1,000,000	HSBC Holdings plc	2.650	01/05/22	972,023
150,000	HSBC Holdings plc	4.875	01/14/22	157,607
1,400,000	HSBC Holdings plc	3.262	03/13/23	1,381,406
1,750,000	HSBC Holdings plc	3.600	05/25/23	1,748,372
200,000	HSBC Holdings plc	3.033	11/22/23	195,177
1,350,000	HSBC Holdings plc	4.250	03/14/24	1,356,573
1,000,000	HSBC Holdings plc	4.250	08/18/25	991,561
1,225,000	HSBC Holdings plc	4.300	03/08/26	1,256,158
1,900,000	HSBC Holdings plc	3.900	05/25/26	1,894,967
250,000	HSBC Holdings plc	4.375	11/23/26	248,821
3,500,000	HSBC Holdings plc	4.041	03/13/28	3,495,341
2,325,000	HSBC Holdings plc	6.500	09/15/37	2,905,366
550,000	HSBC Holdings plc	6.100	01/14/42	710,531
1,175,000	HSBC Holdings plc	5.250	03/14/44	1,290,483
500,000	HSBC USA, Inc	2.250	06/23/19	496,307
750,000	HSBC USA, Inc	2.375	11/13/19	743,110
2,500,000	HSBC USA, Inc	2.350	03/05/20	2,466,985
750,000	HSBC USA, Inc	2.750	08/07/20	744,237
1,000,000	HSBC USA, Inc	3.500	06/23/24	995,393
2,000,000	Huntington Bancshares, Inc	3.150	03/14/21	1,989,675
400,000	Huntington National Bank	2.375	03/10/20	394,349
500,000	Huntington National Bank	2.500	08/07/22	481,829
300,000	Industrial & Commercial Bank of China Ltd	2.157	11/13/18	298,748
250,000	Industrial & Commercial Bank of China Ltd	3.231	11/13/19	250,022
1,300,000	Industrial & Commercial Bank of China Ltd	2.905	11/13/20	1,285,726
300,000	Industrial & Commercial Bank of China Ltd	2.635	05/26/21	293,071
250,000	Industrial & Commercial Bank of China Ltd	2.452	10/20/21	241,860
750,000	ING Groep NV	3.150	03/29/22	739,632
1,250,000	ING Groep NV	3.950	03/29/27	1,239,212
500,000	Intesa Sanpaolo S.p.A	5.250	01/12/24	526,846
500,000	JPMorgan Chase & Co	1.850	03/22/19	496,051
1,000,000	JPMorgan Chase & Co	2.200	10/22/19	990,190
1,750,000	JPMorgan Chase & Co	2.250	01/23/20	1,728,554
1,750,000	JPMorgan Chase & Co	2.750	06/23/20	1,740,003
700,000	JPMorgan Chase & Co	4.400	07/22/20	721,305
1,820,000	JPMorgan Chase & Co	4.250	10/15/20	1,872,559
2,000,000	JPMorgan Chase & Co	2.550	10/29/20	1,974,897
2,000,000	JPMorgan Chase & Co	2.550	03/01/21	1,967,995
1,000,000	JPMorgan Chase & Co	2.400	06/07/21	976,679
325,000	JPMorgan Chase & Co	2.295	08/15/21	315,930
46

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,950,000	JPMorgan Chase & Co	4.350%	08/15/21	$2,019,355
500,000	JPMorgan Chase & Co	4.500	01/24/22	519,738
3,150,000	JPMorgan Chase & Co	3.250	09/23/22	3,139,679
750,000	JPMorgan Chase & Co	2.972	01/15/23	735,399
2,350,000	JPMorgan Chase & Co	3.200	01/25/23	2,326,954
1,750,000	JPMorgan Chase & Co	3.375	05/01/23	1,727,193
500,000	JPMorgan Chase & Co	2.700	05/18/23	482,212
1,000,000	JPMorgan Chase & Co	3.625	05/13/24	997,187
2,100,000	JPMorgan Chase & Co	3.875	09/10/24	2,095,604
750,000	JPMorgan Chase & Co	3.220	03/01/25	730,794
1,600,000	JPMorgan Chase & Co	3.900	07/15/25	1,612,116
2,500,000	JPMorgan Chase & Co	3.300	04/01/26	2,416,081
1,000,000	JPMorgan Chase & Co	3.200	06/15/26	958,718
500,000	JPMorgan Chase & Co	2.950	10/01/26	470,089
1,000,000	JPMorgan Chase & Co	4.125	12/15/26	1,004,331
650,000	JPMorgan Chase & Co	4.250	10/01/27	657,507
500,000	JPMorgan Chase & Co	3.625	12/01/27	478,789
1,000,000	JPMorgan Chase & Co	3.782	02/01/28	991,607
750,000	JPMorgan Chase & Co	3.509	01/23/29	727,504
1,000,000	JPMorgan Chase & Co	3.882	07/24/38	970,204
958,000	JPMorgan Chase & Co	5.500	10/15/40	1,147,148
1,000,000	JPMorgan Chase & Co	5.625	08/16/43	1,163,125
1,800,000	JPMorgan Chase & Co	4.950	06/01/45	1,944,338
2,050,000	JPMorgan Chase & Co	4.260	02/22/48	2,058,532
1,000,000	JPMorgan Chase & Co	4.032	07/24/48	973,429
1,500,000	JPMorgan Chase & Co	3.964	11/15/48	1,440,988
1,750,000	JPMorgan Chase & Co	3.897	01/23/49	1,667,859
750,000	JPMorgan Chase & Co	6.000	12/30/49	773,438
750,000	JPMorgan Chase Bank NA	1.650	09/23/19	739,635
3,000,000	JPMorgan Chase Bank NA	2.604	02/01/21	2,983,378
200,000	KeyBank NA	2.350	03/08/19	199,313
790,000	KeyBank NA	1.600	08/22/19	777,582
250,000	KeyBank NA	2.500	12/15/19	248,428
175,000	KeyBank NA	2.250	03/16/20	172,711
500,000	KeyBank NA	2.500	11/22/21	488,150
300,000	KeyBank NA	3.180	05/22/22	298,345
300,000	KeyBank NA	2.400	06/09/22	289,759
300,000	KeyBank NA	2.300	09/14/22	288,086
750,000	KeyBank NA	3.375	03/07/23	752,700
500,000	KeyBank NA	3.300	06/01/25	492,691
300,000	KeyBank NA	3.400	05/20/26	289,748
1,200,000	KeyCorp	2.900	09/15/20	1,194,392
47

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$150,000	KeyCorp	5.100%	03/24/21	$158,287
800,000	Lloyds Bank plc	2.700	08/17/20	791,619
850,000	Lloyds Banking Group plc	3.100	07/06/21	844,737
300,000	Lloyds Banking Group plc	3.000	01/11/22	295,225
500,000	Lloyds Banking Group plc	2.907	11/07/23	481,856
2,500,000	Lloyds Banking Group plc	4.500	11/04/24	2,518,412
300,000	Lloyds Banking Group plc	4.650	03/24/26	300,922
300,000	Lloyds Banking Group plc	3.750	01/11/27	290,011
2,500,000	Lloyds Banking Group plc	4.375	03/22/28	2,523,221
1,550,000	Lloyds Banking Group plc	3.574	11/07/28	1,461,939
200,000	Lloyds Banking Group plc	5.300	12/01/45	212,927
750,000	Lloyds Banking Group plc	4.344	01/09/48	697,676
300,000	Manufacturers & Traders Trust Co	2.250	07/25/19	297,776
150,000	Manufacturers & Traders Trust Co	2.100	02/06/20	147,478
250,000	Manufacturers & Traders Trust Co	2.050	08/17/20	244,294
500,000	Manufacturers & Traders Trust Co	2.625	01/25/21	493,818
500,000	Manufacturers & Traders Trust Co	2.500	05/18/22	485,395
1,100,000	Manufacturers & Traders Trust Co	2.900	02/06/25	1,063,860
100,000	Manufacturers & Traders Trust Co	3.400	08/17/27	97,149
1,222,000	Mitsubishi UFJ Financial Group, Inc	2.950	03/01/21	1,215,005
500,000	Mitsubishi UFJ Financial Group, Inc	2.190	09/13/21	482,443
400,000	Mitsubishi UFJ Financial Group, Inc	2.998	02/22/22	394,613
500,000	Mitsubishi UFJ Financial Group, Inc	2.665	07/25/22	484,271
1,500,000	Mitsubishi UFJ Financial Group, Inc	3.455	03/02/23	1,497,948
350,000	Mitsubishi UFJ Financial Group, Inc	2.527	09/13/23	333,817
1,000,000	Mitsubishi UFJ Financial Group, Inc	3.777	03/02/25	1,000,342
1,600,000	Mitsubishi UFJ Financial Group, Inc	3.850	03/01/26	1,601,352
300,000	Mitsubishi UFJ Financial Group, Inc	2.757	09/13/26	276,903
400,000	Mitsubishi UFJ Financial Group, Inc	3.677	02/22/27	395,040
500,000	Mitsubishi UFJ Financial Group, Inc	3.287	07/25/27	478,626
500,000	Mitsubishi UFJ Financial Group, Inc	3.961	03/02/28	501,610
750,000	Mizuho Financial Group, Inc	2.273	09/13/21	721,873
200,000	Mizuho Financial Group, Inc	2.953	02/28/22	196,560
1,800,000	Mizuho Financial Group, Inc	2.601	09/11/22	1,733,331
500,000	Mizuho Financial Group, Inc	3.549	03/05/23	497,359
750,000	Mizuho Financial Group, Inc	2.839	09/13/26	689,101
200,000	Mizuho Financial Group, Inc	3.663	02/28/27	196,182
300,000	Mizuho Financial Group, Inc	3.170	09/11/27	281,638
500,000	Mizuho Financial Group, Inc	4.018	03/05/28	501,979
500,000	MUFG Americas Holdings Corp	2.250	02/10/20	492,275
200,000	MUFG Americas Holdings Corp	3.000	02/10/25	192,820
500,000	National Australia Bank Ltd	1.375	07/12/19	491,726
500,000	National Australia Bank Ltd	2.250	01/10/20	495,353
500,000	National Australia Bank Ltd	2.125	05/22/20	490,083
350,000	National Australia Bank Ltd	2.625	07/23/20	346,994
300,000	National Australia Bank Ltd	2.500	01/12/21	294,746
300,000	National Australia Bank Ltd	2.625	01/14/21	296,083
500,000	National Australia Bank Ltd	1.875	07/12/21	480,173
500,000	National Australia Bank Ltd	2.800	01/10/22	492,076
500,000	National Australia Bank Ltd	2.500	05/22/22	485,159
200,000	National Australia Bank Ltd	3.000	01/20/23	196,938
48

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	National Australia Bank Ltd	2.875%	04/12/23	$490,516
300,000	National Australia Bank Ltd	3.375	01/14/26	293,396
500,000	National Australia Bank Ltd	2.500	07/12/26	457,883
400,000	National Bank of Canada	2.150	06/12/20	393,239
300,000	National Bank of Canada	2.200	11/02/20	293,053
350,000	Northern Trust Corp	2.375	08/02/22	341,645
500,000	Northern Trust Corp	3.950	10/30/25	513,752
100,000	Northern Trust Corp	3.375	05/08/32	95,991
300,000	People’s United Bank	4.000	07/15/24	302,424
100,000	People’s United Financial, Inc	3.650	12/06/22	100,885
150,000	PNC Bank NA	2.200	01/28/19	149,351
500,000	PNC Bank NA	1.950	03/04/19	496,844
800,000	PNC Bank NA	2.250	07/02/19	794,644
500,000	PNC Bank NA	1.450	07/29/19	491,158
600,000	PNC Bank NA	2.400	10/18/19	596,207
750,000	PNC Bank NA	2.000	05/19/20	735,409
300,000	PNC Bank NA	2.300	06/01/20	295,458
300,000	PNC Bank NA	2.600	07/21/20	297,526
550,000	PNC Bank NA	2.450	11/05/20	541,424
500,000	PNC Bank NA	2.500	01/22/21	492,617
500,000	PNC Bank NA	2.150	04/29/21	485,609
500,000	PNC Bank NA	2.550	12/09/21	488,089
500,000	PNC Bank NA	2.625	02/17/22	488,817
1,500,000	PNC Bank NA	2.450	07/28/22	1,452,280
750,000	PNC Bank NA	2.700	11/01/22	725,867
500,000	PNC Bank NA	2.950	01/30/23	488,839
600,000	PNC Bank NA	2.950	02/23/25	575,877
550,000	PNC Bank NA	3.250	06/01/25	537,927
500,000	PNC Bank NA	3.100	10/25/27	476,451
500,000	PNC Bank NA	3.250	01/22/28	480,718
150,000	PNC Financial Services Group, Inc (Step Bond)	2.854	11/09/22	147,555
300,000	PNC Financial Services Group, Inc	3.900	04/29/24	302,939
300,000	PNC Financial Services Group, Inc	3.150	05/19/27	288,229
645,000	PNC Funding Corp	5.125	02/08/20	669,177
50,000	PNC Funding Corp	4.375	08/11/20	51,492
500,000	Regions Bank	2.750	04/01/21	493,786
1,350,000	Regions Financial Corp	3.200	02/08/21	1,347,296
500,000	Regions Financial Corp	2.750	08/14/22	485,678
500,000	Royal Bank of Canada	2.000	10/01/18	499,135
600,000	Royal Bank of Canada	2.150	03/15/19	597,017
750,000	Royal Bank of Canada	1.625	04/15/19	741,721
300,000	Royal Bank of Canada	1.500	07/29/19	295,080
1,000,000	Royal Bank of Canada	2.200	09/23/19	994,749
750,000	Royal Bank of Canada	1.875	02/05/20	738,262
500,000	Royal Bank of Canada	2.125	03/02/20	492,744
250,000	Royal Bank of Canada	2.150	03/06/20	246,469
500,000	Royal Bank of Canada	2.100	10/14/20	491,163
500,000	Royal Bank of Canada	2.150	10/26/20	489,044
500,000	Royal Bank of Canada	2.350	10/30/20	491,537
49

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Royal Bank of Canada	2.500%	01/19/21	$492,582
750,000	Royal Bank of Canada	2.300	03/22/21	737,141
1,300,000	Royal Bank of Canada	2.750	02/01/22	1,281,683
1,000,000	Royal Bank of Canada	4.650	01/27/26	1,030,588
1,500,000	Royal Bank of Scotland Group plc	3.498	05/15/23	1,473,562
1,000,000	Royal Bank of Scotland Group plc	3.875	09/12/23	987,192
750,000	Royal Bank of Scotland Group plc	4.800	04/05/26	774,010
217,000	Santander Holdings USA, Inc	2.700	05/24/19	216,452
250,000	Santander Holdings USA, Inc	2.650	04/17/20	247,184
1,150,000	Santander Holdings USA, Inc	3.700	03/28/22	1,152,106
1,200,000	Santander Holdings USA, Inc	3.400	01/18/23	1,172,682
250,000	Santander Holdings USA, Inc	4.500	07/17/25	253,724
450,000	Santander Holdings USA, Inc	4.400	07/13/27	447,270
600,000	Santander UK Group Holdings plc	2.875	10/16/20	594,313
200,000	Santander UK Group Holdings plc	3.125	01/08/21	198,377
750,000	Santander UK Group Holdings plc	2.875	08/05/21	734,489
1,500,000	Santander UK Group Holdings plc	3.571	01/10/23	1,483,003
500,000	Santander UK Group Holdings plc	3.373	01/05/24	488,970
300,000	Santander UK Group Holdings plc	3.823	11/03/28	285,659
500,000	Santander UK plc	2.500	03/14/19	498,236
1,200,000	Santander UK plc	2.125	11/03/20	1,171,941
200,000	Santander UK plc	2.500	01/05/21	196,713
500,000	Santander UK plc	4.000	03/13/24	507,588
400,000	Skandinaviska Enskilda Banken AB	1.500	09/13/19	392,437
300,000	Skandinaviska Enskilda Banken AB	2.300	03/11/20	295,762
500,000	Skandinaviska Enskilda Banken AB	2.625	03/15/21	492,531
400,000	Skandinaviska Enskilda Banken AB	1.875	09/13/21	381,776
300,000	Skandinaviska Enskilda Banken AB	2.800	03/11/22	294,303
500,000	Sumitomo Mitsui Banking Corp	2.250	07/11/19	495,560
300,000	Sumitomo Mitsui Banking Corp	2.092	10/18/19	296,024
250,000	Sumitomo Mitsui Banking Corp	2.514	01/17/20	247,539
500,000	Sumitomo Mitsui Banking Corp	2.650	07/23/20	493,968
300,000	Sumitomo Mitsui Banking Corp	2.450	10/20/20	295,240
250,000	Sumitomo Mitsui Banking Corp	3.200	07/18/22	248,841
800,000	Sumitomo Mitsui Banking Corp	3.000	01/18/23	785,380
300,000	Sumitomo Mitsui Banking Corp	3.950	01/10/24	308,312
500,000	Sumitomo Mitsui Banking Corp	3.400	07/11/24	498,136
250,000	Sumitomo Mitsui Banking Corp	3.650	07/23/25	250,971
500,000	Sumitomo Mitsui Financial Group, Inc	2.934	03/09/21	495,956
1,250,000	Sumitomo Mitsui Financial Group, Inc	2.058	07/14/21	1,205,859
425,000	Sumitomo Mitsui Financial Group, Inc	2.442	10/19/21	412,686
700,000	Sumitomo Mitsui Financial Group, Inc	2.846	01/11/22	688,034
500,000	Sumitomo Mitsui Financial Group, Inc	2.784	07/12/22	487,507
1,225,000	Sumitomo Mitsui Financial Group, Inc	2.778	10/18/22	1,189,610
1,300,000	Sumitomo Mitsui Financial Group, Inc	3.102	01/17/23	1,278,279
1,000,000	Sumitomo Mitsui Financial Group, Inc	3.784	03/09/26	997,356
500,000	Sumitomo Mitsui Financial Group, Inc	2.632	07/14/26	456,624
500,000	Sumitomo Mitsui Financial Group, Inc	3.010	10/19/26	469,548
500,000	Sumitomo Mitsui Financial Group, Inc	3.446	01/11/27	484,966
500,000	Sumitomo Mitsui Financial Group, Inc	3.364	07/12/27	481,077
50

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Sumitomo Mitsui Financial Group, Inc	3.352%	10/18/27	$479,713
500,000	Sumitomo Mitsui Financial Group, Inc	3.544	01/17/28	485,505
500,000	SunTrust Bank	2.250	01/31/20	493,221
300,000	SunTrust Bank	2.590	01/29/21	297,972
1,000,000	SunTrust Bank	2.450	08/01/22	963,153
500,000	SunTrust Bank	3.000	02/02/23	490,888
200,000	SunTrust Bank	3.300	05/15/26	190,604
800,000	SunTrust Banks, Inc	2.900	03/03/21	794,508
500,000	SunTrust Banks, Inc	2.700	01/27/22	488,858
225,000	SunTrust Banks, Inc	2.750	05/01/23	218,167
50,000	SVB Financial Group	5.375	09/15/20	52,698
500,000	Svenska Handelsbanken AB	2.250	06/17/19	496,864
250,000	Svenska Handelsbanken AB	1.500	09/06/19	245,358
1,350,000	Svenska Handelsbanken AB	1.950	09/08/20	1,315,481
800,000	Svenska Handelsbanken AB	2.400	10/01/20	786,082
750,000	Svenska Handelsbanken AB	2.450	03/30/21	736,491
250,000	Svenska Handelsbanken AB	1.875	09/07/21	238,930
225,000	Synchrony Bank	3.000	06/15/22	217,463
300,000	Synovus Financial Corp	3.125	11/01/22	290,124
500,000	Toronto-Dominion Bank	2.125	07/02/19	496,553
500,000	Toronto-Dominion Bank	1.450	08/13/19	491,444
750,000	Toronto-Dominion Bank	1.900	10/24/19	739,907
300,000	Toronto-Dominion Bank	2.250	11/05/19	297,502
200,000	Toronto-Dominion Bank	1.850	09/11/20	194,614
300,000	Toronto-Dominion Bank	2.500	12/14/20	296,184
1,000,000	Toronto-Dominion Bank	2.550	01/25/21	987,636
900,000	Toronto-Dominion Bank	2.125	04/07/21	876,550
1,500,000	Toronto-Dominion Bank	1.800	07/13/21	1,439,654
1,000,000	Toronto-Dominion Bank	3.625	09/15/31	957,506
225,000	UnionBanCal Corp	3.500	06/18/22	224,677
500,000	US Bancorp	2.200	04/25/19	497,269
700,000	US Bancorp	2.625	01/24/22	689,597
200,000	US Bancorp	2.950	07/15/22	197,098
375,000	US Bancorp	3.700	01/30/24	381,754
500,000	US Bancorp	3.600	09/11/24	501,004
750,000	US Bancorp	3.100	04/27/26	715,561
500,000	US Bancorp	2.375	07/22/26	453,725
1,000,000	US Bancorp	3.150	04/27/27	960,724
500,000	US Bank NA	2.125	10/28/19	494,927
1,000,000	US Bank NA	2.350	01/23/20	991,792
2,050,000	US Bank NA	2.000	01/24/20	2,021,763
500,000	US Bank NA	2.050	10/23/20	489,212
1,000,000	US Bank NA	2.850	01/23/23	986,933
500,000	US Bank NA	2.800	01/27/25	478,290
500,000	Wells Fargo Bank NA	2.150	12/06/19	494,566
1,000,000	Wells Fargo Bank NA	2.400	01/15/20	991,651
3,000,000	Wells Fargo Bank NA	2.600	01/15/21	2,957,649
500,000	Westpac Banking Corp	1.650	05/13/19	493,854
500,000	Westpac Banking Corp	1.600	08/19/19	492,031
75,000	Westpac Banking Corp	4.875	11/19/19	77,305
51

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$800,000		Westpac Banking Corp	2.150%	03/06/20	$787,839
2,300,000		Westpac Banking Corp	2.300	05/26/20	2,266,567
500,000		Westpac Banking Corp	2.650	01/25/21	494,271
500,000		Westpac Banking Corp	2.100	05/13/21	485,557
500,000		Westpac Banking Corp	2.000	08/19/21	481,382
400,000		Westpac Banking Corp	2.800	01/11/22	394,369
750,000		Westpac Banking Corp	2.500	06/28/22	728,891
300,000		Westpac Banking Corp	2.750	01/11/23	292,145
500,000		Westpac Banking Corp	2.850	05/13/26	470,166
500,000		Westpac Banking Corp	2.700	08/19/26	462,383
500,000		Westpac Banking Corp	3.350	03/08/27	483,526
500,000		Westpac Banking Corp	3.400	01/25/28	486,229
950,000		Westpac Banking Corp	4.322	11/23/31	942,109
		TOTAL BANKS			406,785,690

CAPITAL GOODS - 1.0%
300,000	h	ABB Finance USA, Inc	2.800	04/03/20	300,091
500,000		ABB Finance USA, Inc	2.875	05/08/22	494,496
300,000	h	ABB Finance USA, Inc	3.375	04/03/23	300,683
300,000	h	ABB Finance USA, Inc	3.800	04/03/28	302,633
650,000		ABB Finance USA, Inc	4.375	05/08/42	679,652
100,000		Agilent Technologies, Inc	5.000	07/15/20	104,296
100,000		Agilent Technologies, Inc	3.200	10/01/22	98,902
400,000		Agilent Technologies, Inc	3.875	07/15/23	405,647
200,000		Agilent Technologies, Inc	3.050	09/22/26	187,983
200,000		Air Lease Corp	2.125	01/15/20	196,442
200,000		Air Lease Corp	2.500	03/01/21	196,086
200,000		Air Lease Corp	3.875	04/01/21	202,970
200,000		Air Lease Corp	3.375	06/01/21	200,281
500,000		Air Lease Corp	3.750	02/01/22	504,322
400,000		Air Lease Corp	2.625	07/01/22	386,120
200,000		Air Lease Corp	2.750	01/15/23	193,027
300,000		Air Lease Corp	3.250	03/01/25	286,052
500,000		Air Lease Corp	3.625	04/01/27	476,406
200,000		Air Lease Corp	3.625	12/01/27	189,512
250,000		Applied Materials, Inc	2.625	10/01/20	248,486
200,000		Applied Materials, Inc	4.300	06/15/21	207,684
250,000		Applied Materials, Inc	3.900	10/01/25	256,638
800,000		Applied Materials, Inc	3.300	04/01/27	785,552
250,000		Applied Materials, Inc	5.100	10/01/35	285,489
100,000		Applied Materials, Inc	5.850	06/15/41	125,399
500,000		Applied Materials, Inc	4.350	04/01/47	530,788
200,000		Arrow Electronics, Inc	3.500	04/01/22	198,410
125,000		Arrow Electronics, Inc	3.250	09/08/24	119,103
200,000		Arrow Electronics, Inc	4.000	04/01/25	198,736
200,000		Arrow Electronics, Inc	3.875	01/12/28	193,414
200,000		Avnet, Inc	3.750	12/01/21	199,740
300,000		Avnet, Inc	4.875	12/01/22	310,540
200,000		Avnet, Inc	4.625	04/15/26	199,408
100,000		Carlisle Cos, Inc	3.750	11/15/22	101,223
200,000		Carlisle Cos, Inc	3.500	12/01/24	195,950
200,000		Carlisle Cos, Inc	3.750	12/01/27	193,944
52

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Caterpillar Financial Services Corp	1.900%	03/22/19	$198,690
300,000	Caterpillar Financial Services Corp	1.350	05/18/19	295,822
300,000	Caterpillar Financial Services Corp	2.100	06/09/19	298,263
300,000	Caterpillar Financial Services Corp	2.000	11/29/19	296,261
150,000	Caterpillar Financial Services Corp	2.250	12/01/19	148,794
500,000	Caterpillar Financial Services Corp	2.100	01/10/20	494,261
200,000	Caterpillar Financial Services Corp	2.000	03/05/20	196,924
1,300,000	Caterpillar Financial Services Corp	1.850	09/04/20	1,268,989
300,000	Caterpillar Financial Services Corp	2.900	03/15/21	298,885
750,000	Caterpillar Financial Services Corp	1.700	08/09/21	718,343
500,000	Caterpillar Financial Services Corp	2.400	06/06/22	487,396
500,000	Caterpillar Financial Services Corp	2.550	11/29/22	485,598
700,000	Caterpillar Financial Services Corp	3.750	11/24/23	718,301
200,000	Caterpillar Financial Services Corp	3.300	06/09/24	198,058
725,000	Caterpillar Financial Services Corp	3.250	12/01/24	716,159
500,000	Caterpillar Financial Services Corp	2.400	08/09/26	465,611
200,000	Caterpillar, Inc	3.900	05/27/21	205,397
1,700,000	Caterpillar, Inc	3.400	05/15/24	1,705,055
1,738,000	Caterpillar, Inc	3.803	08/15/42	1,734,975
300,000	Caterpillar, Inc	4.300	05/15/44	324,639
1,000,000	CNH Industrial Capital LLC	3.875	10/15/21	999,360
200,000	Crane Co	4.200	03/15/48	198,764
300,000	CRH America, Inc	5.750	01/15/21	319,665
200,000	Cummins, Inc	3.650	10/01/23	205,754
200,000	Cummins, Inc	4.875	10/01/43	225,545
300,000	Danaher Corp	2.400	09/15/20	297,368
200,000	Danaher Corp	3.350	09/15/25	201,415
200,000	Danaher Corp	4.375	09/15/45	215,111
150,000	Deere & Co	2.600	06/08/22	146,572
218,000	Deere & Co	5.375	10/16/29	255,643
650,000	Deere & Co	3.900	06/09/42	665,291
825,000	Dover Corp	3.150	11/15/25	805,138
100,000	Dover Corp	5.375	03/01/41	115,794
1,075,000	Eaton Corp	2.750	11/02/22	1,049,747
200,000	Eaton Corp	3.103	09/15/27	188,026
150,000	Eaton Corp	4.000	11/02/32	150,190
750,000	Eaton Corp	4.150	11/02/42	742,130
200,000	Eaton Corp	3.915	09/15/47	189,955
1,650,000	Embraer Netherlands Finance BV	5.400	02/01/27	1,743,390
400,000	Emerson Electric Co	4.875	10/15/19	411,490
350,000	Emerson Electric Co	2.625	02/15/23	340,725
200,000	Emerson Electric Co	3.150	06/01/25	197,663
200,000	Emerson Electric Co	5.250	11/15/39	226,390
200,000	FLIR Systems, Inc	3.125	06/15/21	198,063
150,000	Flowserve Corp	3.500	09/15/22	147,067
200,000	Flowserve Corp	4.000	11/15/23	200,317
100,000	Fortive Corp	1.800	06/15/19	98,791
200,000	Fortive Corp	2.350	06/15/21	194,401
275,000	Fortive Corp	3.150	06/15/26	263,337
250,000	Fortive Corp	4.300	06/15/46	248,915
600,000	General Dynamics Corp	2.250	11/15/22	577,478
300,000	General Dynamics Corp	1.875	08/15/23	279,931
53

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,200,000		General Dynamics Corp	2.375%	11/15/24	$1,136,688
200,000		General Dynamics Corp	2.125	08/15/26	181,007
200,000		General Dynamics Corp	2.625	11/15/27	186,828
225,000		General Dynamics Corp	3.600	11/15/42	217,219
1,725,000		General Electric Co	2.700	10/09/22	1,672,237
2,875,000		General Electric Co	4.125	10/09/42	2,660,699
1,850,000		General Electric Co	4.500	03/11/44	1,818,106
300,000	g	Huntington Ingalls Industries, Inc	3.483	12/01/27	288,360
100,000		IDEX Corp	4.500	12/15/20	102,939
200,000		IDEX Corp	4.200	12/15/21	200,083
300,000		Illinois Tool Works, Inc	1.950	03/01/19	298,353
500,000		Illinois Tool Works, Inc	6.250	04/01/19	517,397
1,000,000		Illinois Tool Works, Inc	2.650	11/15/26	936,383
200,000		Illinois Tool Works, Inc	4.875	09/15/41	232,201
1,000,000		Illinois Tool Works, Inc	3.900	09/01/42	1,019,808
300,000		Ingersoll-Rand Global Holding Co Ltd	2.900	02/21/21	299,191
300,000		Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	312,903
400,000		Ingersoll-Rand Global Holding Co Ltd	3.750	08/21/28	396,816
200,000		Ingersoll-Rand Global Holding Co Ltd	5.750	06/15/43	241,474
150,000		Ingersoll-Rand Global Holding Co Ltd	4.300	02/21/48	149,601
500,000		Ingersoll-Rand Luxembourg Finance S.A.	2.625	05/01/20	495,871
600,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	599,503
300,000		John Deere Capital Corp	1.250	10/09/19	293,259
350,000		John Deere Capital Corp	1.700	01/15/20	343,215
200,000		John Deere Capital Corp	2.200	03/13/20	197,815
300,000		John Deere Capital Corp	1.950	06/22/20	294,240
125,000		John Deere Capital Corp	2.450	09/11/20	123,902
200,000		John Deere Capital Corp	2.350	01/08/21	196,853
1,175,000		John Deere Capital Corp	2.550	01/08/21	1,164,223
400,000		John Deere Capital Corp	2.800	03/04/21	398,412
1,000,000		John Deere Capital Corp	2.875	03/12/21	997,133
200,000		John Deere Capital Corp	3.150	10/15/21	200,706
500,000		John Deere Capital Corp	2.650	01/06/22	492,372
400,000		John Deere Capital Corp	2.150	09/08/22	382,612
200,000		John Deere Capital Corp	2.700	01/06/23	195,881
200,000		John Deere Capital Corp	2.800	01/27/23	196,476
600,000		John Deere Capital Corp	2.800	03/06/23	587,536
300,000		John Deere Capital Corp	3.350	06/12/24	300,485
850,000		John Deere Capital Corp	2.650	06/24/24	815,122
1,000,000		John Deere Capital Corp	3.450	03/13/25	999,549
125,000		John Deere Capital Corp	3.400	09/11/25	124,466
200,000		John Deere Capital Corp	2.800	09/08/27	188,210
200,000		John Deere Capital Corp	3.050	01/06/28	191,450
160,000		Johnson Controls International plc	4.250	03/01/21	164,665
300,000		Johnson Controls International plc (Step Bond)	3.625	07/02/24	300,463
1,300,000		Johnson Controls International plc	3.900	02/14/26	1,301,749
270,000		Johnson Controls International plc	6.000	01/15/36	329,075
325,000		Johnson Controls International plc (Step Bond)	4.625	07/02/44	335,413
200,000		Johnson Controls International plc	5.125	09/14/45	223,980
125,000		Johnson Controls International plc	4.500	02/15/47	126,499
100,000		Johnson Controls International plc (Step Bond)	4.950	07/02/64	100,175
150,000		Kennametal, Inc	3.875	02/15/22	152,582
1,366,000		KLA-Tencor Corp	4.125	11/01/21	1,404,579
54

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	KLA-Tencor Corp	4.650%	11/01/24	$208,797
509,000	Lam Research Corp	2.750	03/15/20	506,790
400,000	Lam Research Corp	2.800	06/15/21	394,651
200,000	Lam Research Corp	3.800	03/15/25	201,703
100,000	Legrand France S.A.	8.500	02/15/25	126,918
100,000	Lennox International, Inc	3.000	11/15/23	97,398
1,075,000	Lockheed Martin Corp	2.500	11/23/20	1,065,009
500,000	Lockheed Martin Corp	3.100	01/15/23	496,818
300,000	Lockheed Martin Corp	2.900	03/01/25	286,646
1,200,000	Lockheed Martin Corp	3.550	01/15/26	1,189,287
300,000	Lockheed Martin Corp	3.600	03/01/35	286,103
500,000	Lockheed Martin Corp	4.500	05/15/36	529,746
1,608,000	Lockheed Martin Corp	4.070	12/15/42	1,584,703
969,000	Lockheed Martin Corp	4.090	09/15/52	941,584
200,000	Mosaic Co	3.250	11/15/22	195,749
300,000	Mosaic Co	4.250	11/15/23	305,849
300,000	Mosaic Co	4.050	11/15/27	292,393
300,000	Mosaic Co	5.450	11/15/33	317,370
100,000	Mosaic Co	4.875	11/15/41	95,792
300,000	Mosaic Co	5.625	11/15/43	313,192
250,000	Parker-Hannifin Corp	3.500	09/15/22	253,957
300,000	Parker-Hannifin Corp	3.300	11/21/24	297,942
175,000	Parker-Hannifin Corp	3.250	03/01/27	170,981
200,000	Parker-Hannifin Corp	4.200	11/21/34	208,209
200,000	Parker-Hannifin Corp	4.450	11/21/44	213,635
350,000	Parker-Hannifin Corp	4.100	03/01/47	356,790
775,000	Precision Castparts Corp	2.500	01/15/23	754,676
300,000	Precision Castparts Corp	3.250	06/15/25	297,465
400,000	Precision Castparts Corp	4.200	06/15/35	414,761
100,000	Precision Castparts Corp	3.900	01/15/43	99,278
50,000	Raytheon Co	4.400	02/15/20	51,460
450,000	Raytheon Co	3.125	10/15/20	452,629
1,000,000	Raytheon Co	2.500	12/15/22	978,379
300,000	Raytheon Co	3.150	12/15/24	298,901
200,000	Raytheon Co	7.200	08/15/27	255,911
100,000	Raytheon Co	4.700	12/15/41	114,086
150,000	Raytheon Co	4.200	12/15/44	159,481
300,000	Reliance Steel & Aluminum Co	4.500	04/15/23	309,108
700,000	Rockwell Automation, Inc	2.050	03/01/20	690,355
100,000	Rockwell Collins, Inc	1.950	07/15/19	98,905
500,000	Rockwell Collins, Inc	2.800	03/15/22	487,284
125,000	Rockwell Collins, Inc	3.700	12/15/23	125,392
500,000	Rockwell Collins, Inc	3.200	03/15/24	485,797
1,325,000	Rockwell Collins, Inc	3.500	03/15/27	1,277,506
125,000	Rockwell Collins, Inc	4.800	12/15/43	132,450
700,000	Rockwell Collins, Inc	4.350	04/15/47	688,697
100,000	Roper Industries, Inc	6.250	09/01/19	104,694
200,000	Roper Technologies, Inc	3.000	12/15/20	199,274
100,000	Roper Technologies, Inc	2.800	12/15/21	98,349
1,100,000	Roper Technologies, Inc	3.800	12/15/26	1,094,761
200,000	Snap-on, Inc	3.250	03/01/27	195,856
200,000	Snap-on, Inc	4.100	03/01/48	202,889
55

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Spirit AeroSystems, Inc	3.850%	06/15/26	$197,217
250,000		Stanley Black & Decker, Inc	3.400	12/01/21	253,088
600,000		Stanley Black & Decker, Inc	2.900	11/01/22	590,696
100,000		Stanley Black & Decker, Inc	5.200	09/01/40	113,286
150,000		Textron, Inc	4.000	03/15/26	151,763
500,000		Textron, Inc	3.650	03/15/27	489,803
100,000		Textron, Inc	3.375	03/01/28	95,406
250,000		Timken Co	3.875	09/01/24	248,018
200,000		Trinity Industries, Inc	4.550	10/01/24	199,983
200,000		Tupperware Brands Corp	4.750	06/01/21	205,661
500,000		United Technologies Corp	1.500	11/01/19	490,541
1,300,000		United Technologies Corp	1.900	05/04/20	1,273,560
500,000		United Technologies Corp	1.950	11/01/21	480,061
300,000		United Technologies Corp	2.300	05/04/22	288,893
1,325,000		United Technologies Corp	3.100	06/01/22	1,313,811
400,000		United Technologies Corp	2.800	05/04/24	382,100
1,000,000		United Technologies Corp	2.650	11/01/26	918,567
500,000		United Technologies Corp	3.125	05/04/27	471,900
145,000		United Technologies Corp	5.700	04/15/40	170,623
1,650,000		United Technologies Corp	4.500	06/01/42	1,673,332
1,500,000		United Technologies Corp	4.150	05/15/45	1,449,388
375,000		United Technologies Corp	3.750	11/01/46	337,529
500,000		United Technologies Corp	4.050	05/04/47	474,090
300,000		Wabtec Corp	3.450	11/15/26	287,317
300,000		WW Grainger, Inc	4.600	06/15/45	316,867
200,000		WW Grainger, Inc	3.750	05/15/46	186,299
125,000		WW Grainger, Inc	4.200	05/15/47	125,312
300,000		Xylem, Inc	4.875	10/01/21	317,296
100,000		Xylem, Inc	3.250	11/01/26	96,851
100,000		Xylem, Inc	4.375	11/01/46	101,452
		TOTAL CAPITAL GOODS			95,205,782

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
500,000		CNH Industrial NV	3.850	11/15/27	485,080
500,000		Daimler Finance North America LLC	8.500	01/18/31	727,299
300,000		eBay, Inc	2.200	08/01/19	297,448
200,000		eBay, Inc	2.150	06/05/20	196,236
200,000		eBay, Inc	3.250	10/15/20	200,516
300,000		eBay, Inc	2.875	08/01/21	297,991
800,000		eBay, Inc	2.600	07/15/22	773,696
200,000		eBay, Inc	2.750	01/30/23	193,046
400,000		eBay, Inc	3.450	08/01/24	394,398
1,200,000		eBay, Inc	3.600	06/05/27	1,155,348
200,000		eBay, Inc	4.000	07/15/42	177,305
150,000		Equifax, Inc	2.300	06/01/21	145,413
200,000		Equifax, Inc	3.300	12/15/22	198,373
300,000		Fluor Corp	3.500	12/15/24	302,312
200,000		Fortune Brands Home & Security, Inc	3.000	06/15/20	199,027
200,000		Fortune Brands Home & Security, Inc	4.000	06/15/25	204,489
500,000		Howard Hughes Medical Institute	3.500	09/01/23	510,525
200,000		Moody’s Corp	2.750	07/15/19	199,334
400,000		Moody’s Corp	2.750	12/15/21	392,651
200,000	g	Moody’s Corp	2.625	01/15/23	193,017
56

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$400,000		Moody’s Corp	4.875%	02/15/24	$424,222
1,200,000	g	Moody’s Corp	3.250	01/15/28	1,141,472
200,000		Moody’s Corp	5.250	07/15/44	233,391
100,000		Partners Healthcare System, Inc	3.765	07/01/48	96,885
100,000		Partners Healthcare System, Inc	4.117	07/01/55	101,586
329,000		Reed Elsevier Capital, Inc	3.125	10/15/22	324,328
725,000		RELX Capital, Inc	3.500	03/16/23	725,690
615,000		Republic Services, Inc	5.000	03/01/20	637,656
580,000		Republic Services, Inc	5.250	11/15/21	618,607
250,000		Republic Services, Inc	3.550	06/01/22	252,442
750,000		Republic Services, Inc	3.200	03/15/25	732,415
900,000		Republic Services, Inc	2.900	07/01/26	842,936
100,000		Republic Services, Inc	3.375	11/15/27	96,489
300,000		S&P Global, Inc	3.300	08/14/20	301,642
300,000		S&P Global, Inc	4.000	06/15/25	306,343
1,425,000		S&P Global, Inc	4.400	02/15/26	1,495,336
1,600,000		Thomson Reuters Corp	4.300	11/23/23	1,636,860
200,000		Thomson Reuters Corp	3.350	05/15/26	191,466
145,000		Thomson Reuters Corp	5.850	04/15/40	166,952
400,000		Thomson Reuters Corp	4.500	05/23/43	389,079
200,000		Thomson Reuters Corp	5.650	11/23/43	228,288
1,000,000		VEREIT Operating Partnership LP	4.125	06/01/21	1,019,526
650,000		VEREIT Operating Partnership LP	3.950	08/15/27	610,042
1,500,000		Visa, Inc	2.200	12/14/20	1,476,828
125,000		Visa, Inc	2.150	09/15/22	120,415
600,000		Visa, Inc	2.800	12/14/22	592,153
2,925,000		Visa, Inc	3.150	12/14/25	2,867,138
200,000		Visa, Inc	2.750	09/15/27	188,782
1,800,000		Visa, Inc	4.300	12/14/45	1,926,505
625,000		Visa, Inc	3.650	09/15/47	605,689
310,000		Waste Management, Inc	4.600	03/01/21	322,353
850,000		Waste Management, Inc	2.900	09/15/22	840,711
100,000		Waste Management, Inc	2.400	05/15/23	95,356
1,000,000		Waste Management, Inc	3.500	05/15/24	1,001,795
1,000,000		Waste Management, Inc	3.150	11/15/27	952,130
100,000		Waste Management, Inc	3.900	03/01/35	99,683
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			30,906,695

CONSUMER DURABLES & APPAREL - 0.1%
300,000		Coach, Inc	3.000	07/15/22	289,812
300,000		Coach, Inc	4.125	07/15/27	293,497
400,000		DR Horton, Inc	3.750	03/01/19	401,837
200,000		DR Horton, Inc	2.550	12/01/20	196,925
500,000		DR Horton, Inc	4.375	09/15/22	517,493
200,000		Hasbro, Inc	3.150	05/15/21	200,130
200,000		Hasbro, Inc	3.500	09/15/27	187,204
100,000		Hasbro, Inc	6.350	03/15/40	115,151
200,000		Hasbro, Inc	5.100	05/15/44	194,762
200,000		Leggett & Platt, Inc	3.400	08/15/22	197,682
300,000		Leggett & Platt, Inc	3.500	11/15/27	288,375
1,000,000		Masco Corp	4.450	04/01/25	1,023,000
200,000		Masco Corp	3.500	11/15/27	189,731
57

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Masco Corp	4.500%	05/15/47	$190,388
100,000		Mohawk Industries, Inc	3.850	02/01/23	101,401
300,000		Newell Rubbermaid, Inc	2.875	12/01/19	298,327
1,150,000		Newell Rubbermaid, Inc	3.150	04/01/21	1,139,218
350,000		Newell Rubbermaid, Inc	3.850	04/01/23	349,198
200,000		Newell Rubbermaid, Inc	4.000	12/01/24	197,427
100,000		Newell Rubbermaid, Inc	3.900	11/01/25	96,898
925,000		Newell Rubbermaid, Inc	4.200	04/01/26	916,266
1,350,000		Newell Rubbermaid, Inc	5.375	04/01/36	1,406,090
750,000		Newell Rubbermaid, Inc	5.500	04/01/46	791,354
300,000		NIKE, Inc	2.250	05/01/23	289,947
200,000		NIKE, Inc	2.375	11/01/26	184,241
300,000		NIKE, Inc	3.625	05/01/43	285,603
500,000		NIKE, Inc	3.875	11/01/45	498,254
200,000		NIKE, Inc	3.375	11/01/46	181,250
150,000		NVR, Inc	3.950	09/15/22	152,971
200,000		Ralph Lauren Corp	2.625	08/18/20	199,274
220,000		VF Corp	6.450	11/01/37	282,657
150,000		Whirlpool Corp	4.700	06/01/22	157,762
100,000		Whirlpool Corp	3.700	03/01/23	100,815
100,000		Whirlpool Corp	4.000	03/01/24	102,561
200,000		Whirlpool Corp	4.500	06/01/46	198,867
		TOTAL CONSUMER DURABLES & APPAREL			12,216,368

CONSUMER SERVICES - 0.3%
100,000		Board of Trustees of The Leland Stanford Junior University	4.750	05/01/19	102,379
300,000		Board of Trustees of The Leland Stanford Junior University	3.647	05/01/48	302,240
200,000		California Institute of Technology	4.321	08/01/45	219,933
500,000		Catholic Health Initiatives	2.950	11/01/22	489,157
100,000		Children’s Hospital Corp	4.115	01/01/47	103,885
400,000		Cintas Corp No 2	2.900	04/01/22	393,637
400,000		Cintas Corp No 2	3.700	04/01/27	399,259
200,000		Darden Restaurants, Inc	3.850	05/01/27	197,717
300,000		Darden Restaurants, Inc	4.550	02/15/48	298,190
115,000		Duke University	3.299	10/01/46	106,774
100,000		George Washington University	3.485	09/15/22	100,729
300,000		George Washington University	4.300	09/15/44	317,930
200,000		George Washington University	4.868	09/15/45	230,385
375,000	h	George Washington University	4.126	09/15/48	375,896
200,000		Hyatt Hotels Corp	3.375	07/15/23	198,073
100,000		Hyatt Hotels Corp	4.850	03/15/26	104,558
19,000		Johns Hopkins University	5.250	07/01/19	19,624
200,000		Marriott International, Inc	3.000	03/01/19	200,212
200,000		Marriott International, Inc	3.375	10/15/20	200,985
300,000		Marriott International, Inc	2.875	03/01/21	297,154
200,000		Marriott International, Inc	3.125	10/15/21	198,237
200,000		Marriott International, Inc	2.300	01/15/22	192,087
200,000		Marriott International, Inc	3.250	09/15/22	198,230
200,000		Marriott International, Inc	3.750	03/15/25	199,584
200,000		Marriott International, Inc	3.125	06/15/26	189,438
250,000		Massachusetts Institute of Technology	5.600	07/01/11	327,816
58

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Massachusetts Institute of Technology	4.678%	07/01/14	$222,679
300,000	Massachusetts Institute of Technology	3.885	07/01/16	279,536
300,000	McDonald’s Corp	1.875	05/29/19	296,994
250,000	McDonald’s Corp	2.200	05/26/20	246,770
720,000	McDonald’s Corp	3.500	07/15/20	731,012
500,000	McDonald’s Corp	2.750	12/09/20	497,449
550,000	McDonald’s Corp	2.625	01/15/22	541,287
100,000	McDonald’s Corp	3.350	04/01/23	100,519
2,500,000	McDonald’s Corp	3.700	01/30/26	2,512,647
300,000	McDonald’s Corp	3.800	04/01/28	303,591
2,000,000	McDonald’s Corp	4.700	12/09/35	2,133,648
500,000	McDonald’s Corp	3.625	05/01/43	449,719
250,000	McDonald’s Corp	4.600	05/26/45	262,062
1,000,000	McDonald’s Corp	4.875	12/09/45	1,083,796
600,000	McDonald’s Corp	4.450	03/01/47	619,461
200,000	Northwestern University	3.688	12/01/38	204,066
200,000	Northwestern University	3.868	12/01/48	207,335
200,000	Northwestern University	3.662	12/01/57	196,612
750,000	President and Fellows of Harvard College	3.619	10/01/37	755,588
200,000	President and Fellows of Harvard College	3.150	07/15/46	184,560
200,000	President and Fellows of Harvard College	3.300	07/15/56	185,092
100,000	Princeton University	4.950	03/01/19	102,205
220,000	Princeton University	5.700	03/01/39	286,694
200,000	Starbucks Corp	2.200	11/22/20	197,209
200,000	Starbucks Corp	2.100	02/04/21	195,956
200,000	Starbucks Corp	2.700	06/15/22	197,251
750,000	Starbucks Corp	3.100	03/01/23	751,436
350,000	Starbucks Corp	3.850	10/01/23	362,445
175,000	Starbucks Corp	2.450	06/15/26	163,138
750,000	Starbucks Corp	3.500	03/01/28	747,439
200,000	Starbucks Corp	4.300	06/15/45	208,623
200,000	Starbucks Corp	3.750	12/01/47	192,530
200,000	Trinity Acquisition plc	3.500	09/15/21	199,690
200,000	Trinity Acquisition plc	4.400	03/15/26	202,548
200,000	Trustees of Dartmouth College	3.474	06/01/46	191,937
200,000	University of Notre Dame du Lac	3.438	02/15/45	194,985
200,000	University of Notre Dame du Lac	3.394	02/15/48	191,497
200,000	Wesleyan University	4.781	07/01/16	202,721
200,000	William Marsh Rice University	3.574	05/15/45	198,389
200,000	William Marsh Rice University	3.774	05/15/55	203,336
200,000	Wyndham Worldwide Corp	4.250	03/01/22	199,453
200,000	Wyndham Worldwide Corp	3.900	03/01/23	194,690
200,000	Wyndham Worldwide Corp	5.100	10/01/25	206,703
200,000	Wyndham Worldwide Corp	4.500	04/01/27	198,534
200,000	Yale University	2.086	04/15/19	199,538
	TOTAL CONSUMER SERVICES			23,967,479

DIVERSIFIED FINANCIALS - 3.4%
200,000	AerCap Ireland Capital DAC	3.300	01/23/23	194,441
1,300,000	AerCap Ireland Capital DAC	3.500	01/15/25	1,252,766
300,000	AerCap Ireland Capital DAC	3.650	07/21/27	280,745
200,000	AerCap Ireland Capital DAC	3.875	01/23/28	190,658
59

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$5,333,000	AerCap Ireland Capital Ltd	5.000%	10/01/21	$5,550,176
200,000	Affiliated Managers Group, Inc	4.250	02/15/24	206,321
20,000	Ahold Finance USA LLC	6.875	05/01/29	23,813
500,000	American Express Co	2.200	10/30/20	487,535
850,000	American Express Co	2.500	08/01/22	819,646
3,000,000	American Express Co	3.400	02/27/23	2,993,251
500,000	American Express Co	3.000	10/30/24	479,861
300,000	American Express Co	3.625	12/05/24	297,853
829,000	American Express Co	4.050	12/03/42	828,205
750,000	American Express Credit Corp	2.125	03/18/19	746,026
750,000	American Express Credit Corp	1.875	05/03/19	742,997
500,000	American Express Credit Corp	2.250	08/15/19	497,044
300,000	American Express Credit Corp	1.700	10/30/19	294,792
1,100,000	American Express Credit Corp	2.200	03/03/20	1,084,482
2,575,000	American Express Credit Corp	2.375	05/26/20	2,541,283
500,000	American Express Credit Corp	2.600	09/14/20	494,282
1,050,000	American Express Credit Corp	2.700	03/03/22	1,027,165
750,000	American Express Credit Corp	3.300	05/03/27	726,282
300,000	American Honda Finance Corp	1.200	07/12/19	294,529
500,000	American Honda Finance Corp	2.250	08/15/19	497,266
500,000	American Honda Finance Corp	2.000	11/13/19	495,010
200,000	American Honda Finance Corp	2.000	02/14/20	197,005
700,000	American Honda Finance Corp	2.150	03/13/20	690,864
300,000	American Honda Finance Corp	1.950	07/20/20	293,544
300,000	American Honda Finance Corp	2.450	09/24/20	297,430
500,000	American Honda Finance Corp	2.650	02/12/21	497,379
300,000	American Honda Finance Corp	1.650	07/12/21	287,553
200,000	American Honda Finance Corp	1.700	09/09/21	191,389
750,000	American Honda Finance Corp	2.600	11/16/22	735,562
200,000	American Honda Finance Corp	2.900	02/16/24	195,691
100,000	American Honda Finance Corp	2.300	09/09/26	92,238
500,000	American Honda Finance Corp	3.500	02/15/28	503,140
595,000	Ameriprise Financial, Inc	5.300	03/15/20	620,055
400,000	Ameriprise Financial, Inc	4.000	10/15/23	413,832
300,000	Ameriprise Financial, Inc	3.700	10/15/24	303,176
200,000	Ameriprise Financial, Inc	2.875	09/15/26	188,976
300,000	Ares Capital Corp	4.875	11/30/18	302,934
350,000	Ares Capital Corp	3.875	01/15/20	353,608
200,000	Ares Capital Corp	3.625	01/19/22	197,205
200,000	Ares Capital Corp	3.500	02/10/23	194,255
300,000	Ares Capital Corp	4.250	03/01/25	291,302
2,000,000	Bank of New York Mellon Corp	2.300	09/11/19	1,984,409
1,000,000	Bank of New York Mellon Corp	2.150	02/24/20	986,589
300,000	Bank of New York Mellon Corp	2.600	08/17/20	297,808
500,000	Bank of New York Mellon Corp	2.450	11/27/20	492,394
675,000	Bank of New York Mellon Corp	2.500	04/15/21	661,728
300,000	Bank of New York Mellon Corp	2.050	05/03/21	291,846
500,000	Bank of New York Mellon Corp	3.550	09/23/21	507,897
2,000,000	Bank of New York Mellon Corp	2.950	01/29/23	1,974,194
150,000	Bank of New York Mellon Corp	2.661	05/16/23	145,936
500,000	Bank of New York Mellon Corp	2.200	08/16/23	469,876
250,000	Bank of New York Mellon Corp	3.650	02/04/24	252,997
60

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$800,000	Bank of New York Mellon Corp	3.250%	09/11/24	$790,265
500,000	Bank of New York Mellon Corp	3.000	02/24/25	484,388
500,000	Bank of New York Mellon Corp	2.800	05/04/26	470,603
500,000	Bank of New York Mellon Corp	2.450	08/17/26	455,132
800,000	Bank of New York Mellon Corp	3.250	05/16/27	771,997
1,000,000	Bank of New York Mellon Corp	3.400	01/29/28	976,806
100,000	Bank of New York Mellon Corp	3.000	10/30/28	92,236
400,000	Bank of New York Mellon Corp	3.300	08/23/29	375,754
300,000	Berkshire Hathaway, Inc	2.100	08/14/19	298,981
750,000	Berkshire Hathaway, Inc	2.200	03/15/21	740,232
200,000	Berkshire Hathaway, Inc	3.750	08/15/21	206,099
300,000	Berkshire Hathaway, Inc	3.000	02/11/23	300,366
750,000	Berkshire Hathaway, Inc	2.750	03/15/23	737,501
3,750,000	Berkshire Hathaway, Inc	3.125	03/15/26	3,652,810
800,000	Berkshire Hathaway, Inc	4.500	02/11/43	867,288
790,000	BlackRock, Inc	5.000	12/10/19	820,362
125,000	BlackRock, Inc	3.375	06/01/22	127,082
500,000	BlackRock, Inc	3.500	03/18/24	503,599
700,000	BlackRock, Inc	3.200	03/15/27	680,633
200,000	Block Financial LLC	5.500	11/01/22	212,082
200,000	Block Financial LLC	5.250	10/01/25	208,638
500,000	BNP Paribas S.A.	2.450	03/17/19	498,511
2,225,000	BNP Paribas S.A.	2.375	05/21/20	2,200,436
700,000	BNP Paribas S.A.	5.000	01/15/21	736,657
300,000	BNP Paribas S.A.	3.250	03/03/23	298,616
500,000	BNP Paribas S.A.	4.250	10/15/24	506,143
200,000	Broadridge Financial Solutions, Inc	3.950	09/01/20	203,679
200,000	Broadridge Financial Solutions, Inc	3.400	06/27/26	192,894
300,000	Brookfield Asset Management, Inc	4.000	01/15/25	298,849
200,000	Brookfield Finance LLC	4.000	04/01/24	201,393
200,000	Brookfield Finance, Inc	4.250	06/02/26	200,645
300,000	Brookfield Finance, Inc	3.900	01/25/28	291,324
400,000	Brookfield Finance, Inc	4.700	09/20/47	387,340
700,000	Capital One Financial Corp	2.500	05/12/20	688,975
700,000	Capital One Financial Corp	2.400	10/30/20	686,041
2,250,000	Capital One Financial Corp	3.050	03/09/22	2,205,889
1,500,000	Capital One Financial Corp	3.200	01/30/23	1,463,417
500,000	Capital One Financial Corp	3.750	04/24/24	496,141
500,000	Capital One Financial Corp	3.300	10/30/24	482,766
200,000	Capital One Financial Corp	3.200	02/05/25	191,722
500,000	Capital One Financial Corp	4.200	10/29/25	495,151
300,000	Capital One Financial Corp	3.750	07/28/26	285,480
650,000	Capital One Financial Corp	3.750	03/09/27	627,382
1,500,000	Capital One Financial Corp	3.800	01/31/28	1,451,881
200,000	CBOE Holdings, Inc	1.950	06/28/19	197,644
200,000	CBOE Holdings, Inc	3.650	01/12/27	194,811
500,000	Celanese US Holdings LLC	4.625	11/15/22	521,363
100,000	Charles Schwab Corp	4.450	07/22/20	103,638
200,000	Charles Schwab Corp	2.650	01/25/23	195,200
200,000	Charles Schwab Corp	3.000	03/10/25	193,854
500,000	Charles Schwab Corp	3.200	03/02/27	485,976
200,000	Charles Schwab Corp	3.200	01/25/28	191,782
61

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$350,000	CME Group, Inc	3.000%	09/15/22	$347,705
300,000	CME Group, Inc	3.000	03/15/25	291,775
200,000	CME Group, Inc	5.300	09/15/43	243,818
2,250,000	Credit Suisse	2.300	05/28/19	2,235,509
2,250,000	Credit Suisse	5.400	01/14/20	2,330,255
1,150,000	Credit Suisse	3.625	09/09/24	1,145,884
750,000	Credit Suisse Group Funding Guernsey Ltd	3.125	12/10/20	745,710
1,000,000	Credit Suisse Group Funding Guernsey Ltd	3.450	04/16/21	999,631
475,000	Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	475,729
2,050,000	Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	2,001,078
2,750,000	Credit Suisse Group Funding Guernsey Ltd	4.550	04/17/26	2,808,040
1,250,000	Credit Suisse Group Funding Guernsey Ltd	4.875	05/15/45	1,324,626
1,850,000	Diageo Investment Corp	2.875	05/11/22	1,828,257
100,000	Diageo Investment Corp	4.250	05/11/42	106,083
100,000	Discover Financial Services	5.200	04/27/22	104,832
700,000	Discover Financial Services	3.950	11/06/24	692,160
200,000	E*TRADE Financial Corp	2.950	08/24/22	194,630
200,000	E*TRADE Financial Corp	3.800	08/24/27	194,061
300,000	Eaton Vance Corp	3.625	06/15/23	304,641
200,000	Eaton Vance Corp	3.500	04/06/27	198,404
500,000	Ford Motor Credit Co LLC	2.375	03/12/19	497,265
300,000	Ford Motor Credit Co LLC	2.262	03/28/19	297,958
300,000	Ford Motor Credit Co LLC	2.021	05/03/19	296,836
300,000	Ford Motor Credit Co LLC	1.897	08/12/19	295,291
500,000	Ford Motor Credit Co LLC	2.597	11/04/19	495,968
300,000	Ford Motor Credit Co LLC	2.681	01/09/20	297,446
1,000,000	Ford Motor Credit Co LLC	2.459	03/27/20	984,019
400,000	Ford Motor Credit Co LLC	2.425	06/12/20	392,596
300,000	Ford Motor Credit Co LLC	2.343	11/02/20	292,085
2,000,000	Ford Motor Credit Co LLC	3.200	01/15/21	1,983,198
3,550,000	Ford Motor Credit Co LLC	3.336	03/18/21	3,527,747
600,000	Ford Motor Credit Co LLC	3.470	04/05/21	599,077
500,000	Ford Motor Credit Co LLC	5.875	08/02/21	533,422
350,000	Ford Motor Credit Co LLC	3.219	01/09/22	343,955
900,000	Ford Motor Credit Co LLC	3.339	03/28/22	885,126
1,000,000	Ford Motor Credit Co LLC	2.979	08/03/22	969,758
450,000	Ford Motor Credit Co LLC	3.096	05/04/23	432,300
200,000	Ford Motor Credit Co LLC	3.810	01/09/24	196,003
1,000,000	Ford Motor Credit Co LLC	3.664	09/08/24	963,817
925,000	Ford Motor Credit Co LLC	4.134	08/04/25	909,008
500,000	Ford Motor Credit Co LLC	4.389	01/08/26	496,517
500,000	Ford Motor Credit Co LLC	3.815	11/02/27	469,719
150,000	Franklin Resources, Inc	2.800	09/15/22	147,859
200,000	Franklin Resources, Inc	2.850	03/30/25	192,569
200,000	FS Investment Corp	4.250	01/15/20	201,809
2,452,000	GE Capital International Funding Co	2.342	11/15/20	2,397,593
3,443,000	GE Capital International Funding Co	3.373	11/15/25	3,326,052
3,444,000	GE Capital International Funding Co	4.418	11/15/35	3,354,754
200,000	General Electric Capital Corp	2.100	12/11/19	196,536
181,000	General Electric Capital Corp	5.500	01/08/20	188,234
250,000	General Electric Capital Corp	2.200	01/09/20	246,739
532,000	General Electric Capital Corp	4.375	09/16/20	545,524
772,000	General Electric Capital Corp	4.625	01/07/21	799,736
62

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$86,000	General Electric Capital Corp	5.300%	02/11/21	$90,164
200,000	General Electric Capital Corp	4.650	10/17/21	209,066
544,000	General Electric Capital Corp	3.150	09/07/22	535,803
144,000	General Electric Capital Corp	3.100	01/09/23	141,024
5,503,000	General Electric Capital Corp	3.450	05/15/24	5,397,946
752,000	General Electric Capital Corp	6.750	03/15/32	933,608
344,000	General Electric Capital Corp	5.875	01/14/38	399,808
352,000	General Electric Capital Corp	6.875	01/10/39	455,312
500,000	General Motors Financial Co, Inc	2.400	05/09/19	497,448
1,000,000	General Motors Financial Co, Inc	2.350	10/04/19	990,910
500,000	General Motors Financial Co, Inc	2.650	04/13/20	493,887
200,000	General Motors Financial Co, Inc	3.200	07/13/20	199,570
300,000	General Motors Financial Co, Inc	2.450	11/06/20	293,287
700,000	General Motors Financial Co, Inc	3.700	11/24/20	706,471
500,000	General Motors Financial Co, Inc	4.200	03/01/21	509,515
875,000	General Motors Financial Co, Inc	3.200	07/06/21	867,260
750,000	General Motors Financial Co, Inc	3.450	01/14/22	747,209
2,500,000	General Motors Financial Co, Inc	3.450	04/10/22	2,478,839
300,000	General Motors Financial Co, Inc	3.150	06/30/22	293,581
300,000	General Motors Financial Co, Inc	3.250	01/05/23	292,788
825,000	General Motors Financial Co, Inc	3.700	05/09/23	818,719
500,000	General Motors Financial Co, Inc	3.950	04/13/24	495,552
1,300,000	General Motors Financial Co, Inc	3.500	11/07/24	1,254,492
300,000	General Motors Financial Co, Inc	4.300	07/13/25	300,269
400,000	General Motors Financial Co, Inc	4.000	10/06/26	387,952
1,250,000	General Motors Financial Co, Inc	4.350	01/17/27	1,240,865
300,000	General Motors Financial Co, Inc	3.850	01/05/28	285,166
125,000	Goldman Sachs Group, Inc	1.950	07/23/19	123,597
1,500,000	Goldman Sachs Group, Inc	2.550	10/23/19	1,491,719
1,000,000	Goldman Sachs Group, Inc	2.300	12/13/19	989,209
2,505,000	Goldman Sachs Group, Inc	5.375	03/15/20	2,611,772
950,000	Goldman Sachs Group, Inc	2.600	04/23/20	941,056
1,150,000	Goldman Sachs Group, Inc	6.000	06/15/20	1,216,761
425,000	Goldman Sachs Group, Inc	2.750	09/15/20	420,615
500,000	Goldman Sachs Group, Inc	2.600	12/27/20	492,604
500,000	Goldman Sachs Group, Inc	2.875	02/25/21	494,801
150,000	Goldman Sachs Group, Inc	2.625	04/25/21	146,886
1,300,000	Goldman Sachs Group, Inc	5.250	07/27/21	1,376,611
500,000	Goldman Sachs Group, Inc	2.350	11/15/21	482,015
2,325,000	Goldman Sachs Group, Inc	5.750	01/24/22	2,515,116
1,000,000	Goldman Sachs Group, Inc	3.000	04/26/22	981,640
1,000,000	Goldman Sachs Group, Inc	2.876	10/31/22	978,679
1,800,000	Goldman Sachs Group, Inc	3.625	01/22/23	1,805,608
6,000,000	Goldman Sachs Group, Inc	3.200	02/23/23	5,911,316
1,000,000	Goldman Sachs Group, Inc	2.908	06/05/23	972,944
750,000	Goldman Sachs Group, Inc	2.905	07/24/23	729,171
1,500,000	Goldman Sachs Group, Inc	4.000	03/03/24	1,518,267
500,000	Goldman Sachs Group, Inc	3.850	07/08/24	502,085
3,050,000	Goldman Sachs Group, Inc	3.500	01/23/25	2,990,411
63

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$600,000	Goldman Sachs Group, Inc	3.750%	05/22/25	$593,602
1,925,000	Goldman Sachs Group, Inc	3.272	09/29/25	1,852,139
250,000	Goldman Sachs Group, Inc	4.250	10/21/25	251,148
800,000	Goldman Sachs Group, Inc	3.750	02/25/26	785,567
1,050,000	Goldman Sachs Group, Inc	3.500	11/16/26	1,010,959
3,500,000	Goldman Sachs Group, Inc	3.850	01/26/27	3,453,716
4,050,000	Goldman Sachs Group, Inc	3.691	06/05/28	3,923,725
6,000,000	Goldman Sachs Group, Inc	3.814	04/23/29	5,891,901
625,000	Goldman Sachs Group, Inc	4.017	10/31/38	603,949
2,150,000	Goldman Sachs Group, Inc	6.250	02/01/41	2,722,213
1,075,000	Goldman Sachs Group, Inc	4.800	07/08/44	1,156,858
1,075,000	Goldman Sachs Group, Inc	5.150	05/22/45	1,157,826
1,575,000	Goldman Sachs Group, Inc	4.750	10/21/45	1,682,470
500,000	IBM Credit LLC	1.625	09/06/19	493,243
500,000	IBM Credit LLC	1.800	01/20/21	484,973
1,000,000	IBM Credit LLC	2.650	02/05/21	994,590
1,500,000	IBM Credit LLC	2.200	09/08/22	1,439,016
2,000,000	IBM Credit LLC	3.000	02/06/23	1,978,252
500,000	Intercontinental Exchange, Inc	2.750	12/01/20	495,997
300,000	Intercontinental Exchange, Inc	2.350	09/15/22	290,022
500,000	Intercontinental Exchange, Inc	3.750	12/01/25	508,968
1,300,000	Intercontinental Exchange, Inc	3.100	09/15/27	1,241,920
200,000	IntercontinentalExchange Group, Inc	4.000	10/15/23	206,854
125,000	Invesco Finance plc	3.125	11/30/22	123,962
200,000	Invesco Finance plc	4.000	01/30/24	206,404
200,000	Invesco Finance plc	3.750	01/15/26	201,225
200,000	Invesco Finance plc	5.375	11/30/43	233,699
300,000	Janus Capital Group, Inc	4.875	08/01/25	313,357
700,000	Jefferies Group LLC	4.850	01/15/27	715,395
750,000	Jefferies Group LLC	4.150	01/23/30	698,656
825,000	Jefferies Group, Inc	8.500	07/15/19	881,562
500,000	Jefferies Group, Inc	6.875	04/15/21	544,986
600,000	Jefferies Group, Inc	6.450	06/08/27	677,389
500,000	Korea Finance Corp	2.875	08/22/18	500,208
250,000	Lazard Group LLC	4.250	11/14/20	256,917
150,000	Lazard Group LLC	3.750	02/13/25	147,537
200,000	Lazard Group LLC	3.625	03/01/27	194,383
400,000	Legg Mason, Inc	5.625	01/15/44	433,637
1,500,000	Merrill Lynch & Co, Inc	6.110	01/29/37	1,795,253
796,000	Morgan Stanley	7.300	05/13/19	834,035
4,000,000	Morgan Stanley	2.375	07/23/19	3,970,689
300,000	Morgan Stanley	5.625	09/23/19	311,389
590,000	Morgan Stanley	5.500	01/26/20	615,716
1,700,000	Morgan Stanley	2.650	01/27/20	1,689,350
1,500,000	Morgan Stanley	2.800	06/16/20	1,489,718
1,200,000	Morgan Stanley	5.500	07/28/21	1,281,425
1,250,000	Morgan Stanley	2.625	11/17/21	1,220,146
2,025,000	Morgan Stanley	2.750	05/19/22	1,974,235
2,500,000	Morgan Stanley	4.875	11/01/22	2,618,827
4,500,000	Morgan Stanley	3.125	01/23/23	4,434,179
2,850,000	Morgan Stanley	4.100	05/22/23	2,887,320
1,000,000	Morgan Stanley	3.875	04/29/24	1,008,289
3,592,000	Morgan Stanley	3.700	10/23/24	3,571,110
64

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$650,000	Morgan Stanley	4.000%	07/23/25	$655,347
750,000	Morgan Stanley	5.000	11/24/25	783,849
775,000	Morgan Stanley	3.125	07/27/26	732,945
1,075,000	Morgan Stanley	4.350	09/08/26	1,082,000
2,250,000	Morgan Stanley	3.625	01/20/27	2,200,893
1,600,000	Morgan Stanley	3.950	04/23/27	1,556,856
1,000,000	Morgan Stanley	3.591	07/22/28	966,599
4,500,000	Morgan Stanley	3.772	01/24/29	4,427,203
600,000	Morgan Stanley	7.250	04/01/32	794,640
525,000	Morgan Stanley	3.971	07/22/38	512,133
1,750,000	Morgan Stanley	4.300	01/27/45	1,760,816
1,500,000	Morgan Stanley	4.375	01/22/47	1,532,198
220,000	NASDAQ OMX Group, Inc	5.550	01/15/20	229,423
250,000	NASDAQ OMX Group, Inc	4.250	06/01/24	253,713
200,000	NASDAQ, Inc	3.850	06/30/26	197,175
125,000	National Rural Utilities Cooperative Finance Corp	2.300	11/15/19	124,174
500,000	National Rural Utilities Cooperative Finance Corp	2.300	11/01/20	490,633
350,000	National Rural Utilities Cooperative Finance Corp	3.050	02/15/22	349,873
500,000	National Rural Utilities Cooperative Finance Corp	2.400	04/25/22	483,057
500,000	National Rural Utilities Cooperative Finance Corp	2.300	09/15/22	482,272
200,000	National Rural Utilities Cooperative Finance Corp	2.700	02/15/23	194,909
200,000	National Rural Utilities Cooperative Finance Corp	3.400	11/15/23	202,190
300,000	National Rural Utilities Cooperative Finance Corp	2.950	02/07/24	293,530
400,000	National Rural Utilities Cooperative Finance Corp	2.850	01/27/25	385,283
200,000	National Rural Utilities Cooperative Finance Corp	3.250	11/01/25	196,356
750,000	National Rural Utilities Cooperative Finance Corp	3.400	02/07/28	735,662
500,000	National Rural Utilities Cooperative Finance Corp	4.750	04/30/43	510,722
200,000	National Rural Utilities Cooperative Finance Corp	5.250	04/20/46	212,747
500,000	Nomura Holdings, Inc	2.750	03/19/19	499,557
430,000	Nomura Holdings, Inc	6.700	03/04/20	458,335
1,000,000	Oesterreichische Kontrollbank AG.	1.125	05/29/18	998,654
500,000	Oesterreichische Kontrollbank AG.	1.625	03/12/19	496,663
500,000	Oesterreichische Kontrollbank AG.	1.125	04/26/19	493,522
1,550,000	Oesterreichische Kontrollbank AG.	1.500	10/21/20	1,509,165
500,000	Oesterreichische Kontrollbank AG.	2.375	10/01/21	494,469
750,000	Oesterreichische Kontrollbank AG.	2.875	03/13/23	750,427
125,000	ORIX Corp	2.900	07/18/22	122,193
500,000	ORIX Corp	3.250	12/04/24	485,579
200,000	ORIX Corp	3.700	07/18/27	195,441
1,000,000	PACCAR Financial Corp	1.950	02/27/20	985,009
300,000	PACCAR Financial Corp	2.800	03/01/21	298,882
500,000	Raymond James Financial, Inc	3.625	09/15/26	489,728
100,000	Raymond James Financial, Inc	4.950	07/15/46	107,947
65

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,500,000	Shire Acquisitions Investments Ireland DAC	1.900%	09/23/19	$1,475,116
2,400,000	Shire Acquisitions Investments Ireland DAC	2.400	09/23/21	2,316,775
2,500,000	Shire Acquisitions Investments Ireland DAC	2.875	09/23/23	2,385,785
1,000,000	Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	931,854
300,000	State Street Corp	2.550	08/18/20	298,210
300,000	State Street Corp	4.375	03/07/21	311,526
500,000	State Street Corp	1.950	05/19/21	485,056
500,000	State Street Corp	2.653	05/15/23	488,132
1,900,000	State Street Corp	3.100	05/15/23	1,887,863
350,000	State Street Corp	3.700	11/20/23	358,154
500,000	State Street Corp	3.300	12/16/24	495,516
225,000	State Street Corp	3.550	08/18/25	225,777
500,000	State Street Corp	2.650	05/19/26	467,281
200,000	Stifel Financial Corp	3.500	12/01/20	200,596
100,000	Stifel Financial Corp	4.250	07/18/24	100,417
250,000	Synchrony Financial	3.000	08/15/19	249,226
275,000	Synchrony Financial	2.700	02/03/20	272,170
300,000	Synchrony Financial	3.750	08/15/21	302,452
250,000	Synchrony Financial	4.250	08/15/24	248,401
600,000	Synchrony Financial	4.500	07/23/25	599,721
300,000	Synchrony Financial	3.700	08/04/26	280,393
500,000	Synchrony Financial	3.950	12/01/27	472,511
300,000	Syngenta Finance NV	3.125	03/28/22	289,756
300,000	TD Ameritrade Holding Corp	2.950	04/01/22	297,216
350,000	TD Ameritrade Holding Corp	3.625	04/01/25	352,563
350,000	TD Ameritrade Holding Corp	3.300	04/01/27	341,202
350,000	Toyota Motor Credit Corp	1.400	05/20/19	345,487
400,000	Toyota Motor Credit Corp	2.125	07/18/19	397,512
200,000	Toyota Motor Credit Corp	1.550	10/18/19	196,380
300,000	Toyota Motor Credit Corp	2.200	01/10/20	297,322
500,000	Toyota Motor Credit Corp	2.150	03/12/20	493,980
300,000	Toyota Motor Credit Corp	1.950	04/17/20	295,025
300,000	Toyota Motor Credit Corp	1.900	04/08/21	291,497
750,000	Toyota Motor Credit Corp	2.750	05/17/21	745,223
500,000	Toyota Motor Credit Corp	3.400	09/15/21	506,970
1,750,000	Toyota Motor Credit Corp	2.600	01/11/22	1,728,440
300,000	Toyota Motor Credit Corp	2.800	07/13/22	297,068
500,000	Toyota Motor Credit Corp	2.150	09/08/22	481,061
400,000	Toyota Motor Credit Corp	2.625	01/10/23	390,990
500,000	Toyota Motor Credit Corp	2.700	01/11/23	490,406
400,000	Toyota Motor Credit Corp	2.250	10/18/23	380,285
300,000	Toyota Motor Credit Corp	2.900	04/17/24	292,619
300,000	Toyota Motor Credit Corp	3.200	01/11/27	295,421
300,000	Toyota Motor Credit Corp	3.050	01/11/28	290,386
1,750,000	UBS AG.	2.375	08/14/19	1,737,063
1,000,000	UBS AG.	2.350	03/26/20	985,865
300,000	Unilever Capital Corp	2.200	03/06/19	299,055
300,000	Unilever Capital Corp	1.800	05/05/20	294,620
250,000	Unilever Capital Corp	2.100	07/30/20	245,533
250,000	Unilever Capital Corp	4.250	02/10/21	259,365
500,000	Unilever Capital Corp	2.750	03/22/21	498,677
300,000	Unilever Capital Corp	1.375	07/28/21	285,365
66

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$400,000	Unilever Capital Corp	2.200%	05/05/22	$386,561
500,000	Unilever Capital Corp	3.125	03/22/23	498,611
900,000	Unilever Capital Corp	2.600	05/05/24	863,828
500,000	Unilever Capital Corp	3.375	03/22/25	499,214
450,000	Unilever Capital Corp	3.100	07/30/25	439,768
225,000	Unilever Capital Corp	2.000	07/28/26	200,468
400,000	Unilever Capital Corp	2.900	05/05/27	378,049
500,000	Unilever Capital Corp	3.500	03/22/28	498,863
330,000	Unilever Capital Corp	5.900	11/15/32	414,287
1,000,000	Wells Fargo & Co	2.150	01/30/20	984,262
1,550,000	Wells Fargo & Co	2.600	07/22/20	1,534,999
450,000	Wells Fargo & Co	2.550	12/07/20	442,192
1,000,000	Wells Fargo & Co	3.000	01/22/21	994,839
1,000,000	Wells Fargo & Co	2.500	03/04/21	981,661
1,200,000	Wells Fargo & Co	4.600	04/01/21	1,245,652
750,000	Wells Fargo & Co	2.100	07/26/21	724,142
3,500,000	Wells Fargo & Co	3.500	03/08/22	3,508,372
1,000,000	Wells Fargo & Co	2.625	07/22/22	967,061
750,000	Wells Fargo & Co	3.069	01/24/23	737,281
700,000	Wells Fargo & Co	3.450	02/13/23	690,054
500,000	Wells Fargo & Co	4.125	08/15/23	506,909
334,000	Wells Fargo & Co	4.480	01/16/24	343,993
2,200,000	Wells Fargo & Co	3.300	09/09/24	2,145,600
3,550,000	Wells Fargo & Co	3.000	02/19/25	3,380,221
500,000	Wells Fargo & Co	3.550	09/29/25	490,566
2,500,000	Wells Fargo & Co	3.000	04/22/26	2,345,678
650,000	Wells Fargo & Co	4.100	06/03/26	645,600
1,750,000	Wells Fargo & Co	3.000	10/23/26	1,637,732
750,000	Wells Fargo & Co	4.300	07/22/27	753,499
2,325,000	Wells Fargo & Co	3.584	05/22/28	2,267,160
264,000	Wells Fargo & Co	5.375	02/07/35	304,929
725,000	Wells Fargo & Co	5.375	11/02/43	804,294
1,143,000	Wells Fargo & Co	5.606	01/15/44	1,308,440
300,000	Wells Fargo & Co	4.650	11/04/44	302,084
1,500,000	Wells Fargo & Co	3.900	05/01/45	1,441,037
750,000	Wells Fargo & Co	4.900	11/17/45	784,914
1,750,000	Wells Fargo & Co	4.400	06/14/46	1,695,532
1,750,000	Wells Fargo & Co	4.750	12/07/46	1,790,135
	TOTAL DIVERSIFIED FINANCIALS			334,923,879

ENERGY - 2.9%
375,000	Anadarko Petroleum Corp	4.850	03/15/21	389,833
700,000	Anadarko Petroleum Corp	3.450	07/15/24	679,297
1,350,000	Anadarko Petroleum Corp	5.550	03/15/26	1,472,912
1,325,000	Anadarko Petroleum Corp	6.200	03/15/40	1,559,844
200,000	Anadarko Petroleum Corp	4.500	07/15/44	191,540
500,000	Anadarko Petroleum Corp	6.600	03/15/46	627,662
900,000	Andeavor	5.125	12/15/26	949,839
200,000	Andeavor	3.800	04/01/28	190,650
200,000	Andeavor	4.500	04/01/48	186,437
200,000	Andeavor Logistics LP	3.500	12/01/22	196,479
67

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$150,000	Andeavor Logistics LP	4.250%	12/01/27	$146,132
200,000	Andeavor Logistics LP	5.200	12/01/47	196,590
1,200,000	Apache Corp	3.250	04/15/22	1,186,888
980,000	Apache Corp	5.100	09/01/40	1,001,649
300,000	Apache Corp	5.250	02/01/42	311,716
850,000	Apache Corp	4.750	04/15/43	843,143
300,000	Apache Corp	4.250	01/15/44	274,661
750,000	Baker Hughes a GE Co LLC	2.773	12/15/22	734,149
500,000	Baker Hughes a GE Co LLC	3.337	12/15/27	477,783
500,000	Baker Hughes a GE Co LLC	4.080	12/15/47	471,903
129,000	Baker Hughes, Inc	3.200	08/15/21	129,292
800,000	Baker Hughes, Inc	5.125	09/15/40	885,141
200,000	Boardwalk Pipelines LP	5.750	09/15/19	206,888
200,000	Boardwalk Pipelines LP	3.375	02/01/23	193,138
200,000	Boardwalk Pipelines LP	5.950	06/01/26	214,213
200,000	Boardwalk Pipelines LP	4.450	07/15/27	194,316
225,000	BP Capital Markets plc	1.676	05/03/19	222,674
500,000	BP Capital Markets plc	2.237	05/10/19	497,709
300,000	BP Capital Markets plc	1.768	09/19/19	296,167
2,450,000	BP Capital Markets plc	2.315	02/13/20	2,423,026
300,000	BP Capital Markets plc	4.500	10/01/20	310,878
150,000	BP Capital Markets plc	4.742	03/11/21	157,160
500,000	BP Capital Markets plc	2.112	09/16/21	483,148
1,450,000	BP Capital Markets plc	3.561	11/01/21	1,470,788
1,200,000	BP Capital Markets plc	3.245	05/06/22	1,201,905
175,000	BP Capital Markets plc	2.520	09/19/22	169,857
850,000	BP Capital Markets plc	2.500	11/06/22	821,133
300,000	BP Capital Markets plc	3.994	09/26/23	309,052
800,000	BP Capital Markets plc	3.216	11/28/23	792,720
500,000	BP Capital Markets plc	3.814	02/10/24	509,902
1,750,000	BP Capital Markets plc	3.224	04/14/24	1,726,233
300,000	BP Capital Markets plc	3.535	11/04/24	300,765
500,000	BP Capital Markets plc	3.506	03/17/25	498,873
500,000	BP Capital Markets plc	3.119	05/04/26	483,660
200,000	BP Capital Markets plc	3.017	01/16/27	190,728
500,000	BP Capital Markets plc	3.588	04/14/27	498,684
750,000	BP Capital Markets plc	3.279	09/19/27	728,467
300,000	BP Capital Markets plc	3.723	11/28/28	301,742
200,000	Buckeye Partners LP	2.650	11/15/18	199,500
200,000	Buckeye Partners LP	4.875	02/01/21	205,723
200,000	Buckeye Partners LP	4.350	10/15/24	199,255
300,000	Buckeye Partners LP	3.950	12/01/26	283,051
200,000	Buckeye Partners LP	4.125	12/01/27	190,353
200,000	Buckeye Partners LP	5.850	11/15/43	204,353
100,000	Buckeye Partners LP	5.600	10/15/44	99,510
575,000	Burlington Resources Finance Co	7.200	08/15/31	764,296
200,000	Burlington Resources Finance Co	7.400	12/01/31	268,430
300,000	Canadian Natural Resources Ltd	2.950	01/15/23	291,203
600,000	Canadian Natural Resources Ltd	3.800	04/15/24	596,923
700,000	Canadian Natural Resources Ltd	3.900	02/01/25	696,955
750,000	Canadian Natural Resources Ltd	3.850	06/01/27	732,920
850,000	Canadian Natural Resources Ltd	6.250	03/15/38	1,024,968
300,000	Canadian Natural Resources Ltd	4.950	06/01/47	312,420
68

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Cenovus Energy, Inc	5.700%	10/15/19	$517,150
550,000	Cenovus Energy, Inc	4.250	04/15/27	535,762
1,750,000	Cenovus Energy, Inc	5.250	06/15/37	1,749,910
500,000	Cenovus Energy, Inc	5.200	09/15/43	484,515
750,000	Cenovus Energy, Inc	5.400	06/15/47	753,689
200,000	Chevron Corp	4.950	03/03/19	204,297
500,000	Chevron Corp	1.561	05/16/19	495,216
1,000,000	Chevron Corp	2.193	11/15/19	993,822
700,000	Chevron Corp	1.961	03/03/20	689,935
300,000	Chevron Corp	1.991	03/03/20	296,576
1,250,000	Chevron Corp	2.427	06/24/20	1,243,239
2,750,000	Chevron Corp	2.100	05/16/21	2,687,564
400,000	Chevron Corp	2.411	03/03/22	391,831
300,000	Chevron Corp	2.498	03/03/22	295,018
1,050,000	Chevron Corp	2.355	12/05/22	1,018,629
500,000	Chevron Corp	2.566	05/16/23	486,071
250,000	Chevron Corp	3.191	06/24/23	250,420
300,000	Chevron Corp	2.895	03/03/24	293,734
125,000	Chevron Corp	3.326	11/17/25	124,984
1,650,000	Chevron Corp	2.954	05/16/26	1,586,431
500,000	Cimarex Energy Co	4.375	06/01/24	514,337
100,000	Cimarex Energy Co	3.900	05/15/27	98,815
500,000	Concho Resources, Inc	3.750	10/01/27	488,557
400,000	Concho Resources, Inc	4.875	10/01/47	424,204
600,000	ConocoPhillips Co	2.400	12/15/22	577,269
3,800,000	ConocoPhillips Co	3.350	11/15/24	3,768,319
300,000	ConocoPhillips Co	4.150	11/15/34	305,880
250,000	ConocoPhillips Co	5.900	05/15/38	308,036
1,035,000	ConocoPhillips Co	6.500	02/01/39	1,355,544
300,000	ConocoPhillips Co	4.300	11/15/44	311,238
1,250,000	ConocoPhillips Co	5.950	03/15/46	1,610,304
500,000	ConocoPhillips Holding Co	6.950	04/15/29	635,534
1,025,000	Devon Energy Corp	3.250	05/15/22	1,012,997
885,000	Devon Energy Corp	5.600	07/15/41	994,841
700,000	Devon Energy Corp	4.750	05/15/42	714,422
1,300,000	Devon Energy Corp	5.000	06/15/45	1,379,376
550,000	Ecopetrol S.A.	7.625	07/23/19	581,075
725,000	Ecopetrol S.A.	5.875	09/18/23	775,750
1,000,000	Ecopetrol S.A.	4.125	01/16/25	973,500
400,000	Ecopetrol S.A.	5.375	06/26/26	416,800
200,000	Ecopetrol S.A.	7.375	09/18/43	234,500
1,000,000	Ecopetrol S.A.	5.875	05/28/45	985,950
300,000	El Paso Pipeline Partners Operating Co LLC	4.300	05/01/24	302,158
400,000	El Paso Pipeline Partners Operating Co LLC	4.700	11/01/42	372,393
495,000	Enbridge Energy Partners LP	5.200	03/15/20	510,901
675,000	Enbridge Energy Partners LP	4.375	10/15/20	689,864
1,200,000	Enbridge Energy Partners LP	5.875	10/15/25	1,315,383
300,000	Enbridge Energy Partners LP	5.500	09/15/40	316,518
200,000	Enbridge Energy Partners LP	7.375	10/15/45	258,024
800,000	Enbridge, Inc	2.900	07/15/22	775,886
300,000	Enbridge, Inc	4.000	10/01/23	301,903
100,000	Enbridge, Inc	4.250	12/01/26	100,427
69

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Enbridge, Inc	3.700%	07/15/27	$95,793
300,000	Enbridge, Inc	4.500	06/10/44	289,874
625,000	Enbridge, Inc	5.500	12/01/46	695,701
500,000	Enbridge, Inc	6.250	03/01/78	494,571
1,000,000	EnCana Corp	3.900	11/15/21	1,012,735
1,500,000	EnCana Corp	6.500	08/15/34	1,783,754
44,000	Energy Transfer Partners LP	9.700	03/15/19	46,666
1,250,000	Energy Transfer Partners LP	4.150	10/01/20	1,267,198
500,000	Energy Transfer Partners LP	4.650	06/01/21	514,835
200,000	Energy Transfer Partners LP	5.200	02/01/22	208,835
200,000	Energy Transfer Partners LP	3.600	02/01/23	194,890
500,000	Energy Transfer Partners LP	4.900	02/01/24	513,088
400,000	Energy Transfer Partners LP	4.050	03/15/25	392,094
1,000,000	Energy Transfer Partners LP	4.750	01/15/26	1,010,543
250,000	Energy Transfer Partners LP	4.200	04/15/27	241,191
400,000	Energy Transfer Partners LP	4.900	03/15/35	376,876
140,000	Energy Transfer Partners LP	7.500	07/01/38	168,960
450,000	Energy Transfer Partners LP	6.500	02/01/42	485,386
200,000	Energy Transfer Partners LP	5.150	02/01/43	182,363
200,000	Energy Transfer Partners LP	5.950	10/01/43	200,630
400,000	Energy Transfer Partners LP	5.150	03/15/45	364,983
500,000	Energy Transfer Partners LP	6.125	12/15/45	518,162
250,000	Energy Transfer Partners LP	5.300	04/15/47	234,348
200,000	EnLink Midstream Partners LP	2.700	04/01/19	198,892
200,000	EnLink Midstream Partners LP	4.400	04/01/24	199,624
300,000	EnLink Midstream Partners LP	4.150	06/01/25	291,423
100,000	EnLink Midstream Partners LP	4.850	07/15/26	100,974
200,000	EnLink Midstream Partners LP	5.600	04/01/44	199,574
400,000	EnLink Midstream Partners LP	5.450	06/01/47	392,203
600,000	Enterprise Products Operating LLC	5.200	09/01/20	627,911
900,000	Enterprise Products Operating LLC	2.800	02/15/21	890,031
100,000	Enterprise Products Operating LLC	2.850	04/15/21	98,818
400,000	Enterprise Products Operating LLC	4.050	02/15/22	409,918
800,000	Enterprise Products Operating LLC	3.900	02/15/24	809,832
300,000	Enterprise Products Operating LLC	3.700	02/15/26	297,108
3,065,000	Enterprise Products Operating LLC	3.950	02/15/27	3,080,031
480,000	Enterprise Products Operating LLC	6.125	10/15/39	574,515
300,000	Enterprise Products Operating LLC	4.850	08/15/42	314,997
100,000	Enterprise Products Operating LLC	4.450	02/15/43	99,363
1,500,000	Enterprise Products Operating LLC	4.850	03/15/44	1,568,405
500,000	Enterprise Products Operating LLC	5.100	02/15/45	542,743
300,000	Enterprise Products Operating LLC	4.900	05/15/46	319,212
425,000	Enterprise Products Operating LLC	4.250	02/15/48	413,463
200,000	Enterprise Products Operating LLC	4.950	10/15/54	205,267
200,000	Enterprise Products Operating LLC	4.875	08/16/77	196,200
700,000	Enterprise Products Operating LLC	5.250	08/16/77	680,750
400,000	Enterprise Products Operating LLC	5.375	02/15/78	382,365
900,000	EOG Resources, Inc	2.450	04/01/20	890,816
440,000	EOG Resources, Inc	4.100	02/01/21	450,056
70

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$600,000	EOG Resources, Inc	2.625%	03/15/23	$578,425
150,000	EOG Resources, Inc	4.150	01/15/26	154,876
200,000	EOG Resources, Inc	3.900	04/01/35	195,963
200,000	EOG Resources, Inc	5.100	01/15/36	221,022
550,000	EQT Corp	8.125	06/01/19	582,406
300,000	EQT Corp	2.500	10/01/20	293,376
300,000	EQT Corp	3.000	10/01/22	291,410
500,000	EQT Corp	3.900	10/01/27	478,874
300,000	EQT Midstream Partners LP	4.000	08/01/24	292,352
200,000	EQT Midstream Partners LP	4.125	12/01/26	191,848
950,000	Exxon Mobil Corp	1.912	03/06/20	936,380
750,000	Exxon Mobil Corp	2.222	03/01/21	739,251
500,000	Exxon Mobil Corp	2.397	03/06/22	490,189
1,000,000	Exxon Mobil Corp	2.726	03/01/23	987,664
500,000	Exxon Mobil Corp	3.176	03/15/24	504,798
500,000	Exxon Mobil Corp	2.709	03/06/25	482,723
3,602,000	Exxon Mobil Corp	3.043	03/01/26	3,529,678
500,000	Exxon Mobil Corp	3.567	03/06/45	479,393
850,000	Exxon Mobil Corp	4.114	03/01/46	895,795
200,000	Gulf South Pipeline Co LP	4.000	06/15/22	200,983
2,850,000	Halliburton Co	3.800	11/15/25	2,861,298
500,000	Halliburton Co	4.850	11/15/35	537,742
250,000	Halliburton Co	4.500	11/15/41	252,386
600,000	Halliburton Co	4.750	08/01/43	626,406
750,000	Halliburton Co	5.000	11/15/45	819,176
200,000	Helmerich & Payne International Drilling Co	4.650	03/15/25	207,548
200,000	Hess Corp	3.500	07/15/24	192,189
1,100,000	Hess Corp	4.300	04/01/27	1,075,905
940,000	Hess Corp	5.600	02/15/41	958,778
300,000	Hess Corp	5.800	04/01/47	314,850
200,000	HollyFrontier Corp	5.875	04/01/26	215,084
30,000	Husky Energy, Inc	7.250	12/15/19	32,028
1,200,000	Husky Energy, Inc	3.950	04/15/22	1,222,594
500,000	Husky Energy, Inc	4.000	04/15/24	508,538
130,000	Husky Energy, Inc	6.800	09/15/37	166,192
2,400,000	Kinder Morgan, Inc	3.050	12/01/19	2,393,875
1,200,000	Kinder Morgan, Inc	3.950	09/01/22	1,209,115
1,000,000	Kinder Morgan, Inc	3.150	01/15/23	973,371
350,000	Kinder Morgan, Inc	3.450	02/15/23	343,928
200,000	Kinder Morgan, Inc	3.500	09/01/23	195,637
300,000	Kinder Morgan, Inc	4.150	02/01/24	301,015
500,000	Kinder Morgan, Inc	4.250	09/01/24	502,770
1,950,000	Kinder Morgan, Inc	4.300	06/01/25	1,963,874
1,000,000	Kinder Morgan, Inc	4.300	03/01/28	995,898
2,900,000	Kinder Morgan, Inc	5.300	12/01/34	2,975,837
535,000	Kinder Morgan, Inc	6.500	09/01/39	610,414
300,000	Kinder Morgan, Inc	5.625	09/01/41	310,452
200,000	Kinder Morgan, Inc	5.000	08/15/42	193,399
500,000	Kinder Morgan, Inc	5.000	03/01/43	482,835
400,000	Kinder Morgan, Inc	5.500	03/01/44	408,196
200,000	Kinder Morgan, Inc	5.400	09/01/44	202,184
1,300,000	Kinder Morgan, Inc	5.550	06/01/45	1,365,017
71

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,000,000	Kinder Morgan, Inc	5.200%	03/01/48	$1,005,028
200,000	Magellan Midstream Partners LP	6.550	07/15/19	208,653
125,000	Magellan Midstream Partners LP	4.250	02/01/21	127,714
900,000	Magellan Midstream Partners LP	5.000	03/01/26	969,229
100,000	Magellan Midstream Partners LP	4.250	09/15/46	96,700
300,000	Magellan Midstream Partners LP	4.200	10/03/47	288,976
1,150,000	Marathon Oil Corp	2.800	11/01/22	1,108,198
300,000	Marathon Oil Corp	3.850	06/01/25	296,266
800,000	Marathon Oil Corp	4.400	07/15/27	811,753
255,000	Marathon Oil Corp	6.600	10/01/37	307,193
200,000	Marathon Oil Corp	5.200	06/01/45	209,974
250,000	Marathon Petroleum Corp	3.400	12/15/20	251,976
250,000	Marathon Petroleum Corp	5.125	03/01/21	263,901
1,600,000	Marathon Petroleum Corp	3.625	09/15/24	1,589,880
350,000	Marathon Petroleum Corp	6.500	03/01/41	428,467
250,000	Marathon Petroleum Corp	4.750	09/15/44	250,899
250,000	Marathon Petroleum Corp	5.850	12/15/45	274,826
200,000	Marathon Petroleum Corp	5.000	09/15/54	194,012
175,000	MPLX LP	3.375	03/15/23	172,858
1,000,000	MPLX LP	4.875	12/01/24	1,048,125
2,500,000	MPLX LP	4.875	06/01/25	2,609,042
475,000	MPLX LP	4.000	03/15/28	468,031
750,000	MPLX LP	4.500	04/15/38	735,467
200,000	MPLX LP	5.200	03/01/47	208,649
600,000	MPLX LP	4.700	04/15/48	587,277
600,000	MPLX LP	4.900	04/15/58	576,079
300,000	National Oilwell Varco, Inc	2.600	12/01/22	286,404
800,000	National Oilwell Varco, Inc	3.950	12/01/42	700,631
935,000	Nexen, Inc	6.400	05/15/37	1,156,536
750,000	Noble Energy, Inc	3.900	11/15/24	749,281
500,000	Noble Energy, Inc	3.850	01/15/28	491,271
700,000	Noble Energy, Inc	6.000	03/01/41	800,301
300,000	Noble Energy, Inc	5.250	11/15/43	319,887
200,000	Noble Energy, Inc	4.950	08/15/47	208,014
250,000	Occidental Petroleum Corp	3.125	02/15/22	250,841
200,000	Occidental Petroleum Corp	2.600	04/15/22	196,154
550,000	Occidental Petroleum Corp	2.700	02/15/23	537,827
750,000	Occidental Petroleum Corp	3.500	06/15/25	751,039
600,000	Occidental Petroleum Corp	3.400	04/15/26	593,133
1,650,000	Occidental Petroleum Corp	3.000	02/15/27	1,580,659
300,000	Occidental Petroleum Corp	4.625	06/15/45	318,555
240,000	Occidental Petroleum Corp	4.400	04/15/46	250,241
300,000	Occidental Petroleum Corp	4.100	02/15/47	297,696
1,000,000	Occidental Petroleum Corp	4.200	03/15/48	1,005,527
137,000	ONE Gas, Inc	3.610	02/01/24	137,569
100,000	ONE Gas, Inc	4.658	02/01/44	110,865
1,300,000	ONEOK, Inc	4.000	07/13/27	1,279,866
675,000	ONEOK, Inc	4.950	07/13/47	683,721
75,000	Petro-Canada	6.800	05/15/38	99,153
494,000	Petroleos Mexicanos	6.000	03/05/20	515,242
800,000	Petroleos Mexicanos	5.500	01/21/21	832,800
300,000	Petroleos Mexicanos	6.375	02/04/21	319,650
240,000	Petroleos Mexicanos	4.875	01/24/22	245,976
72

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000		Petroleos Mexicanos	5.375%	03/13/22	$2,075,000
150,000		Petroleos Mexicanos	1.700	12/20/22	146,546
150,000		Petroleos Mexicanos	2.000	12/20/22	147,611
400,000		Petroleos Mexicanos	3.500	01/30/23	384,400
759,000		Petroleos Mexicanos	4.625	09/21/23	759,767
1,500,000		Petroleos Mexicanos	4.875	01/18/24	1,521,750
1,950,000		Petroleos Mexicanos	4.500	01/23/26	1,890,525
500,000		Petroleos Mexicanos	6.875	08/04/26	547,400
6,150,000		Petroleos Mexicanos	6.500	03/13/27	6,568,200
4,175,000	g	Petroleos Mexicanos	5.350	02/12/28	4,091,500
2,040,000		Petroleos Mexicanos	6.500	06/02/41	2,024,700
575,000		Petroleos Mexicanos	6.375	01/23/45	558,900
3,090,000		Petroleos Mexicanos	6.750	09/21/47	3,126,709
2,798,000	g	Petroleos Mexicanos	6.350	02/12/48	2,703,567
650,000		Phillips 66	4.300	04/01/22	675,653
1,000,000		Phillips 66	3.900	03/15/28	995,662
538,000		Phillips 66	4.650	11/15/34	563,889
400,000		Phillips 66	5.875	05/01/42	479,970
1,650,000		Phillips 66	4.875	11/15/44	1,756,478
200,000		Phillips 66 Partners LP	2.646	02/15/20	198,073
100,000		Phillips 66 Partners LP	3.550	10/01/26	95,103
175,000		Phillips 66 Partners LP	3.750	03/01/28	168,788
425,000		Phillips 66 Partners LP	4.680	02/15/45	413,840
100,000		Phillips 66 Partners LP	4.900	10/01/46	100,218
1,125,000		Pioneer Natural Resources Co	3.450	01/15/21	1,131,820
375,000		Pioneer Natural Resources Co	3.950	07/15/22	381,069
200,000		Pioneer Natural Resources Co	4.450	01/15/26	207,870
550,000		Plains All American Pipeline LP	2.600	12/15/19	542,832
700,000		Plains All American Pipeline LP	5.000	02/01/21	722,995
200,000		Plains All American Pipeline LP	2.850	01/31/23	188,596
400,000		Plains All American Pipeline LP	3.850	10/15/23	389,946
200,000		Plains All American Pipeline LP	3.600	11/01/24	190,546
300,000		Plains All American Pipeline LP	4.650	10/15/25	301,638
1,000,000		Plains All American Pipeline LP	4.500	12/15/26	991,274
100,000		Plains All American Pipeline LP	6.650	01/15/37	111,033
250,000		Plains All American Pipeline LP	5.150	06/01/42	235,634
300,000		Plains All American Pipeline LP	4.700	06/15/44	267,420
300,000		Plains All American Pipeline LP	4.900	02/15/45	275,436
2,250,000		Sabine Pass Liquefaction LLC	5.625	02/01/21	2,365,296
1,500,000		Sabine Pass Liquefaction LLC	5.625	03/01/25	1,610,943
2,500,000		Sabine Pass Liquefaction LLC	5.000	03/15/27	2,595,714
375,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	369,051
750,000		Schlumberger Investment S.A.	3.650	12/01/23	762,015
500,000		Shell International Finance BV	1.375	05/10/19	493,559
500,000		Shell International Finance BV	1.375	09/12/19	491,026
805,000		Shell International Finance BV	4.300	09/22/19	823,886
2,280,000		Shell International Finance BV	4.375	03/25/20	2,348,838
500,000		Shell International Finance BV	2.125	05/11/20	492,375
300,000		Shell International Finance BV	2.250	11/10/20	295,767
500,000		Shell International Finance BV	1.875	05/10/21	483,551
500,000		Shell International Finance BV	1.750	09/12/21	479,178
200,000		Shell International Finance BV	2.375	08/21/22	194,050
73

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Shell International Finance BV	2.250%	01/06/23	$479,699
500,000		Shell International Finance BV	3.400	08/12/23	505,028
4,300,000		Shell International Finance BV	3.250	05/11/25	4,257,211
1,500,000		Shell International Finance BV	2.875	05/10/26	1,444,708
500,000		Shell International Finance BV	2.500	09/12/26	465,878
500,000		Shell International Finance BV	4.125	05/11/35	517,351
421,000		Shell International Finance BV	6.375	12/15/38	558,284
200,000		Shell International Finance BV	3.625	08/21/42	189,109
1,000,000		Shell International Finance BV	4.550	08/12/43	1,086,793
1,000,000		Shell International Finance BV	4.375	05/11/45	1,060,803
425,000		Shell International Finance BV	4.000	05/10/46	426,912
3,180,000		Shell International Finance BV	3.750	09/12/46	3,060,504
200,000		Spectra Energy Partners LP	4.750	03/15/24	210,000
400,000		Spectra Energy Partners LP	3.500	03/15/25	385,075
1,100,000		Spectra Energy Partners LP	3.375	10/15/26	1,037,536
200,000		Spectra Energy Partners LP	5.950	09/25/43	228,940
300,000		Spectra Energy Partners LP	4.500	03/15/45	290,626
300,000		Statoil ASA	1.150	05/15/18	299,627
500,000		Statoil ASA	2.250	11/08/19	496,031
300,000		Statoil ASA	2.900	11/08/20	299,589
500,000		Statoil ASA	2.750	11/10/21	495,285
625,000		Statoil ASA	2.450	01/17/23	605,206
300,000		Statoil ASA	2.650	01/15/24	289,328
300,000		Statoil ASA	3.700	03/01/24	305,320
500,000		Statoil ASA	3.250	11/10/24	495,149
200,000		Statoil ASA	5.100	08/17/40	234,091
400,000		Statoil ASA	4.250	11/23/41	419,218
300,000		Statoil ASA	3.950	05/15/43	302,242
1,300,000		Statoil ASA	4.800	11/08/43	1,480,183
750,000		Suncor Energy, Inc	3.600	12/01/24	748,634
1,400,000		Suncor Energy, Inc	6.500	06/15/38	1,793,245
750,000		Suncor Energy, Inc	4.000	11/15/47	733,993
200,000		Sunoco Logistics Partners Operations LP	4.400	04/01/21	204,244
1,181,000		Sunoco Logistics Partners Operations LP	3.450	01/15/23	1,147,112
300,000		Sunoco Logistics Partners Operations LP	4.250	04/01/24	298,181
200,000		Sunoco Logistics Partners Operations LP	5.950	12/01/25	216,366
400,000		Sunoco Logistics Partners Operations LP	3.900	07/15/26	379,743
1,500,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	1,420,027
100,000		Sunoco Logistics Partners Operations LP	6.100	02/15/42	101,307
300,000		Sunoco Logistics Partners Operations LP	5.300	04/01/44	278,636
200,000		Sunoco Logistics Partners Operations LP	5.350	05/15/45	186,038
1,000,000		Sunoco Logistics Partners Operations LP	5.400	10/01/47	951,156
100,000	g	TechnipFMC plc	3.450	10/01/22	98,115
2,000,000		Tesoro Logistics LP	6.375	05/01/24	2,125,000
300,000		Total Capital Canada Ltd	2.750	07/15/23	291,581
500,000		Total Capital International S.A.	2.100	06/19/19	496,622
300,000		Total Capital International S.A.	2.750	06/19/21	297,320
1,000,000		Total Capital International S.A.	2.875	02/17/22	993,897
400,000		Total Capital International S.A.	2.700	01/25/23	390,466
600,000		Total Capital International S.A.	3.700	01/15/24	611,340
300,000		Total Capital International S.A.	3.750	04/10/24	305,452
700,000		Total Capital S.A.	4.450	06/24/20	722,815
100,000		Total Capital S.A.	4.125	01/28/21	102,990
74

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	TransCanada PipeLines Ltd	2.125%	11/15/19	$494,498
600,000	TransCanada PipeLines Ltd	3.800	10/01/20	610,892
1,000,000	TransCanada PipeLines Ltd	4.875	01/15/26	1,078,491
1,700,000	TransCanada PipeLines Ltd	4.625	03/01/34	1,799,815
340,000	TransCanada PipeLines Ltd	5.850	03/15/36	402,346
469,000	TransCanada PipeLines Ltd	7.625	01/15/39	650,902
200,000	TransCanada PipeLines Ltd	6.100	06/01/40	245,694
1,200,000	TransCanada PipeLines Ltd	5.000	10/16/43	1,317,305
489,000	Vale Overseas Ltd	4.375	01/11/22	501,714
2,350,000	Vale Overseas Ltd	6.250	08/10/26	2,632,705
150,000	Vale Overseas Ltd	8.250	01/17/34	193,875
1,164,000	Vale Overseas Ltd	6.875	11/21/36	1,369,097
680,000	Valero Energy Corp	6.125	02/01/20	717,559
825,000	Valero Energy Corp	3.650	03/15/25	820,650
500,000	Valero Energy Corp	3.400	09/15/26	479,435
330,000	Valero Energy Corp	7.500	04/15/32	431,840
500,000	Valero Energy Corp	6.625	06/15/37	630,488
300,000	Valero Energy Corp	4.900	03/15/45	317,017
200,000	Valero Energy Partners LP	4.375	12/15/26	199,593
300,000	Valero Energy Partners LP	4.500	03/15/28	301,554
450,000	Western Gas Partners LP	4.000	07/01/22	448,830
200,000	Western Gas Partners LP	3.950	06/01/25	194,841
400,000	Western Gas Partners LP	4.650	07/01/26	404,717
250,000	Western Gas Partners LP	4.500	03/01/28	250,336
200,000	Western Gas Partners LP	5.450	04/01/44	201,773
300,000	Western Gas Partners LP	5.300	03/01/48	296,628
830,000	Williams Partners LP	5.250	03/15/20	859,956
600,000	Williams Partners LP	4.000	11/15/21	606,863
750,000	Williams Partners LP	3.600	03/15/22	746,906
200,000	Williams Partners LP	3.350	08/15/22	196,277
300,000	Williams Partners LP	4.500	11/15/23	308,116
300,000	Williams Partners LP	4.300	03/04/24	303,982
500,000	Williams Partners LP	3.900	01/15/25	494,919
750,000	Williams Partners LP	4.000	09/15/25	737,525
1,000,000	Williams Partners LP	3.750	06/15/27	955,396
300,000	Williams Partners LP	5.800	11/15/43	328,895
300,000	Williams Partners LP	5.400	03/04/44	313,796
1,000,000	Williams Partners LP	4.900	01/15/45	984,437
1,500,000	Williams Partners LP	4.850	03/01/48	1,482,246
	TOTAL ENERGY			280,038,162

FOOD & STAPLES RETAILING - 0.5%
750,000	CVS Health Corp	2.250	08/12/19	742,439
1,875,000	CVS Health Corp	3.125	03/09/20	1,878,648
1,000,000	CVS Health Corp	2.800	07/20/20	993,654
2,300,000	CVS Health Corp	3.350	03/09/21	2,312,117
500,000	CVS Health Corp	4.125	05/15/21	511,014
650,000	CVS Health Corp	2.125	06/01/21	627,849
500,000	CVS Health Corp	3.500	07/20/22	498,774
500,000	CVS Health Corp	2.750	12/01/22	481,122
4,000,000	CVS Health Corp	3.700	03/09/23	4,012,287
250,000	CVS Health Corp	4.000	12/05/23	253,184
75

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$900,000	CVS Health Corp	3.375%	08/12/24	$871,319
3,000,000	CVS Health Corp	4.100	03/25/25	3,018,656
1,319,000	CVS Health Corp	3.875	07/20/25	1,306,828
2,200,000	CVS Health Corp	2.875	06/01/26	2,026,033
4,100,000	CVS Health Corp	4.300	03/25/28	4,125,316
1,875,000	CVS Health Corp	4.780	03/25/38	1,897,224
400,000	CVS Health Corp	5.300	12/05/43	431,883
1,500,000	CVS Health Corp	5.125	07/20/45	1,599,135
5,000,000	CVS Health Corp	5.050	03/25/48	5,248,293
235,000	Delhaize Group S.A.	5.700	10/01/40	267,568
1,225,000	Kroger Co	1.500	09/30/19	1,196,222
445,000	Kroger Co	6.150	01/15/20	469,379
200,000	Kroger Co	2.950	11/01/21	198,072
200,000	Kroger Co	3.400	04/15/22	198,891
125,000	Kroger Co	2.800	08/01/22	121,546
200,000	Kroger Co	3.850	08/01/23	203,081
300,000	Kroger Co	4.000	02/01/24	305,629
100,000	Kroger Co	3.500	02/01/26	96,153
300,000	Kroger Co	2.650	10/15/26	270,705
175,000	Kroger Co	3.700	08/01/27	168,968
100,000	Kroger Co	6.900	04/15/38	123,495
250,000	Kroger Co	5.000	04/15/42	252,221
300,000	Kroger Co	5.150	08/01/43	307,431
300,000	Kroger Co	3.875	10/15/46	257,621
500,000	Kroger Co	4.450	02/01/47	471,899
700,000	Kroger Co	4.650	01/15/48	679,957
300,000	SYSCO Corp	1.900	04/01/19	297,706
500,000	SYSCO Corp	2.600	10/01/20	495,764
125,000	SYSCO Corp	2.500	07/15/21	122,657
250,000	SYSCO Corp	2.600	06/12/22	243,410
250,000	SYSCO Corp	3.550	03/15/25	249,042
225,000	SYSCO Corp	3.300	07/15/26	217,006
1,600,000	SYSCO Corp	3.250	07/15/27	1,528,705
300,000	SYSCO Corp	4.850	10/01/45	318,013
500,000	SYSCO Corp	4.500	04/01/46	501,026
250,000	SYSCO Corp	4.450	03/15/48	248,606
200,000	Walgreen Co	3.100	09/15/22	195,793
200,000	Walgreen Co	4.400	09/15/42	186,835
1,125,000	Walgreens Boots Alliance, Inc	2.700	11/18/19	1,119,421
500,000	Walgreens Boots Alliance, Inc	3.300	11/18/21	497,704
400,000	Walgreens Boots Alliance, Inc	3.800	11/18/24	393,760
2,000,000	Walgreens Boots Alliance, Inc	3.450	06/01/26	1,888,654
1,400,000	Walgreens Boots Alliance, Inc	4.500	11/18/34	1,383,259
400,000	Walgreens Boots Alliance, Inc	4.800	11/18/44	395,116
125,000	Walgreens Boots Alliance, Inc	4.650	06/01/46	121,106
	TOTAL FOOD & STAPLES RETAILING			48,828,196

FOOD, BEVERAGE & TOBACCO - 1.4%
228,000	Altria Group, Inc	9.250	08/06/19	247,125
300,000	Altria Group, Inc	2.625	01/14/20	298,196
1,800,000	Altria Group, Inc	4.750	05/05/21	1,881,107
800,000	Altria Group, Inc	2.850	08/09/22	783,058
200,000	Altria Group, Inc	2.950	05/02/23	195,683
76

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$700,000		Altria Group, Inc	2.625%	09/16/26	$645,320
800,000		Altria Group, Inc	4.250	08/09/42	783,824
300,000		Altria Group, Inc	4.500	05/02/43	303,640
600,000		Altria Group, Inc	5.375	01/31/44	688,122
300,000		Altria Group, Inc	3.875	09/16/46	279,486
2,000,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	1,984,000
500,000		Anheuser-Busch InBev Finance, Inc	2.625	01/17/23	486,295
2,000,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	2,000,441
500,000		Anheuser-Busch InBev Finance, Inc	3.700	02/01/24	508,189
12,600,000		Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	12,517,547
2,500,000		Anheuser-Busch InBev Finance, Inc	4.700	02/01/36	2,641,659
1,000,000		Anheuser-Busch InBev Finance, Inc	4.625	02/01/44	1,033,550
3,825,000		Anheuser-Busch InBev Finance, Inc	4.900	02/01/46	4,118,242
1,390,000		Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	1,446,642
2,750,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	2,670,370
3,300,000	h	Anheuser-Busch InBev Worldwide, Inc	3.500	01/12/24	3,321,852
3,175,000	h	Anheuser-Busch InBev Worldwide, Inc	4.000	04/13/28	3,212,205
1,500,000	h	Anheuser-Busch InBev Worldwide, Inc	4.375	04/15/38	1,528,177
500,000		Anheuser-Busch InBev Worldwide, Inc	3.750	07/15/42	458,082
900,000	h	Anheuser-Busch InBev Worldwide, Inc	4.600	04/15/48	929,295
1,539,000		Anheuser-Busch InBev Worldwide, Inc	4.439	10/06/48	1,547,560
1,500,000	h	Anheuser-Busch InBev Worldwide, Inc	4.750	04/15/58	1,533,259
1,400,000		Archer-Daniels-Midland Co	2.500	08/11/26	1,289,567
740,000		Archer-Daniels-Midland Co	4.016	04/16/43	727,867
200,000		Archer-Daniels-Midland Co	3.750	09/15/47	187,242
750,000	g	BAT Capital Corp	2.297	08/14/20	735,237
750,000	g	BAT Capital Corp	2.764	08/15/22	725,207
1,000,000	g	BAT Capital Corp	3.222	08/15/24	963,703
3,900,000	g	BAT Capital Corp	3.557	08/15/27	3,729,737
1,000,000	g	BAT Capital Corp	4.390	08/15/37	992,177
1,250,000	g	BAT Capital Corp	4.540	08/15/47	1,234,358
200,000		Beam, Inc	3.250	05/15/22	200,080
200,000		Brown-Forman Corp	3.500	04/15/25	200,806
200,000		Brown-Forman Corp	4.000	04/15/38	201,537
200,000		Brown-Forman Corp	4.500	07/15/45	217,015
100,000		Bunge Ltd	8.500	06/15/19	106,243
500,000		Bunge Ltd	3.500	11/24/20	501,638
300,000		Bunge Ltd	3.000	09/25/22	289,983
300,000		Bunge Ltd	3.750	09/25/27	289,733
500,000		Campbell Soup Co	3.300	03/15/21	502,878
100,000		Campbell Soup Co	4.250	04/15/21	102,758
650,000		Campbell Soup Co	2.500	08/02/22	624,389
500,000		Campbell Soup Co	3.650	03/15/23	500,848
500,000		Campbell Soup Co	3.950	03/15/25	497,373
500,000		Campbell Soup Co	4.150	03/15/28	494,539
150,000		Campbell Soup Co	3.800	08/02/42	131,104
500,000		Campbell Soup Co	4.800	03/15/48	498,996
300,000		Coca-Cola Bottling Co Consolidated	3.800	11/25/25	295,048
500,000		Coca-Cola Co	1.375	05/30/19	493,804
500,000		Coca-Cola Co	1.875	10/27/20	490,259
300,000		Coca-Cola Co	2.450	11/01/20	298,491
410,000		Coca-Cola Co	3.150	11/15/20	413,203
77

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$400,000	Coca-Cola Co	1.550%	09/01/21	$383,669
300,000	Coca-Cola Co	2.500	04/01/23	293,484
2,500,000	Coca-Cola Co	3.200	11/01/23	2,512,687
500,000	Coca-Cola Co	2.875	10/27/25	486,381
300,000	Coca-Cola Co	2.550	06/01/26	284,732
400,000	Coca-Cola Co	2.250	09/01/26	368,196
100,000	Coca-Cola Enterprises, Inc	3.500	09/15/20	101,158
200,000	Coca-Cola Femsa SAB de C.V.	2.375	11/26/18	199,762
400,000	Coca-Cola Femsa SAB de C.V.	4.625	02/15/20	411,144
500,000	Coca-Cola Femsa SAB de C.V.	3.875	11/26/23	510,999
200,000	Coca-Cola Femsa SAB de C.V.	5.250	11/26/43	230,821
572,000	ConAgra Foods, Inc	3.200	01/25/23	565,293
100,000	ConAgra Foods, Inc	7.000	10/01/28	120,332
200,000	Constellation Brands, Inc	2.000	11/07/19	197,228
600,000	Constellation Brands, Inc	3.875	11/15/19	608,035
200,000	Constellation Brands, Inc	2.250	11/06/20	195,666
300,000	Constellation Brands, Inc	2.700	05/09/22	290,941
300,000	Constellation Brands, Inc	2.650	11/07/22	289,803
1,250,000	Constellation Brands, Inc	3.200	02/15/23	1,225,571
750,000	Constellation Brands, Inc	3.700	12/06/26	733,502
300,000	Constellation Brands, Inc	3.500	05/09/27	288,420
700,000	Constellation Brands, Inc	3.600	02/15/28	674,883
300,000	Constellation Brands, Inc	4.500	05/09/47	297,081
300,000	Constellation Brands, Inc	4.100	02/15/48	278,221
100,000	Corn Products International, Inc	4.625	11/01/20	103,520
200,000	Diageo Capital plc	5.875	09/30/36	255,420
400,000	Diageo Capital plc	3.875	04/29/43	397,794
500,000	Dr Pepper Snapple Group, Inc	3.130	12/15/23	484,806
200,000	Dr Pepper Snapple Group, Inc	3.400	11/15/25	190,754
200,000	Dr Pepper Snapple Group, Inc	2.550	09/15/26	178,620
500,000	Dr Pepper Snapple Group, Inc	4.420	12/15/46	468,892
150,000	Flowers Foods, Inc	4.375	04/01/22	155,289
100,000	Flowers Foods, Inc	3.500	10/01/26	95,950
200,000	Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	194,713
300,000	Fomento Economico Mexicano SAB de C.V.	4.375	05/10/43	304,297
175,000	General Mills, Inc	2.200	10/21/19	172,595
200,000	General Mills, Inc	3.150	12/15/21	198,391
500,000	General Mills, Inc	2.600	10/12/22	481,480
500,000	General Mills, Inc	3.650	02/15/24	505,932
500,000	General Mills, Inc	3.200	02/10/27	463,338
150,000	General Mills, Inc	5.400	06/15/40	165,893
100,000	General Mills, Inc	4.150	02/15/43	92,231
150,000	Hershey Co	4.125	12/01/20	154,791
500,000	Hershey Co	2.300	08/15/26	455,001
300,000	Hershey Co	3.375	08/15/46	266,691
300,000	Ingredion, Inc	3.200	10/01/26	287,119
200,000	JM Smucker Co	2.200	12/06/19	197,569
175,000	JM Smucker Co	2.500	03/15/20	173,090
100,000	JM Smucker Co	3.500	10/15/21	100,881
300,000	JM Smucker Co	3.000	03/15/22	297,768
600,000	JM Smucker Co	3.500	03/15/25	590,660
200,000	JM Smucker Co	3.375	12/15/27	190,653
300,000	JM Smucker Co	4.250	03/15/35	299,432
78

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	JM Smucker Co	4.375%	03/15/45	$300,331
1,279,000	Kellogg Co	4.000	12/15/20	1,309,197
500,000	Kellogg Co	2.650	12/01/23	476,979
1,125,000	Kellogg Co	3.250	04/01/26	1,069,942
200,000	Kellogg Co	3.400	11/15/27	191,190
150,000	Kellogg Co	4.500	04/01/46	147,148
2,275,000	Kraft Foods Group, Inc	3.500	06/06/22	2,272,240
300,000	Kraft Foods Group, Inc	6.500	02/09/40	358,709
700,000	Kraft Foods Group, Inc	5.000	06/04/42	701,416
1,900,000	Kraft Foods, Inc	5.375	02/10/20	1,976,097
700,000	Kraft Heinz Foods Co	2.800	07/02/20	695,062
200,000	Kraft Heinz Foods Co	3.500	07/15/22	199,560
900,000	Kraft Heinz Foods Co	3.950	07/15/25	895,553
1,500,000	Kraft Heinz Foods Co	3.000	06/01/26	1,383,696
600,000	Kraft Heinz Foods Co	5.000	07/15/35	621,476
1,000,000	Kraft Heinz Foods Co	5.200	07/15/45	1,014,693
1,500,000	Kraft Heinz Foods Co	4.375	06/01/46	1,366,666
250,000	McCormick & Co, Inc	2.700	08/15/22	243,078
250,000	McCormick & Co, Inc	3.150	08/15/24	242,497
250,000	McCormick & Co, Inc	3.400	08/15/27	239,099
400,000	McCormick & Co, Inc	4.200	08/15/47	394,291
385,000	Mead Johnson Nutrition Co	4.900	11/01/19	396,598
600,000	Mead Johnson Nutrition Co	3.000	11/15/20	597,584
225,000	Mead Johnson Nutrition Co	4.125	11/15/25	230,787
350,000	Mead Johnson Nutrition Co	4.600	06/01/44	359,756
350,000	Molson Coors Brewing Co	1.450	07/15/19	343,512
500,000	Molson Coors Brewing Co	2.250	03/15/20	492,735
500,000	Molson Coors Brewing Co	2.100	07/15/21	479,677
150,000	Molson Coors Brewing Co	3.500	05/01/22	150,835
750,000	Molson Coors Brewing Co	3.000	07/15/26	692,838
300,000	Molson Coors Brewing Co	5.000	05/01/42	319,360
1,250,000	Molson Coors Brewing Co	4.200	07/15/46	1,179,394
350,000	PepsiCo, Inc	1.550	05/02/19	346,635
300,000	PepsiCo, Inc	1.350	10/04/19	294,570
100,000	PepsiCo, Inc	4.500	01/15/20	103,191
500,000	PepsiCo, Inc	1.850	04/30/20	491,621
300,000	PepsiCo, Inc	2.150	10/14/20	296,114
600,000	PepsiCo, Inc	3.125	11/01/20	605,542
300,000	PepsiCo, Inc	2.000	04/15/21	292,495
200,000	PepsiCo, Inc	3.000	08/25/21	201,007
1,300,000	PepsiCo, Inc	1.700	10/06/21	1,248,615
400,000	PepsiCo, Inc	2.750	03/05/22	397,452
500,000	PepsiCo, Inc	2.250	05/02/22	486,177
300,000	PepsiCo, Inc	3.100	07/17/22	301,564
500,000	PepsiCo, Inc	2.750	03/01/23	492,837
1,000,000	PepsiCo, Inc	3.600	03/01/24	1,022,349
300,000	PepsiCo, Inc	2.750	04/30/25	288,168
425,000	PepsiCo, Inc	3.500	07/17/25	427,703
100,000	PepsiCo, Inc	2.850	02/24/26	95,863
1,000,000	PepsiCo, Inc	2.375	10/06/26	919,848
1,500,000	PepsiCo, Inc	3.000	10/15/27	1,440,544
310,000	PepsiCo, Inc	4.875	11/01/40	356,263
79

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$400,000	PepsiCo, Inc	4.000%	03/05/42	$397,162
200,000	PepsiCo, Inc	3.600	08/13/42	191,533
450,000	PepsiCo, Inc	4.600	07/17/45	487,436
800,000	PepsiCo, Inc	4.450	04/14/46	858,920
275,000	PepsiCo, Inc	3.450	10/06/46	252,276
750,000	PepsiCo, Inc	4.000	05/02/47	752,304
300,000	Philip Morris International, Inc	1.875	11/01/19	295,899
300,000	Philip Morris International, Inc	2.000	02/21/20	295,511
200,000	Philip Morris International, Inc	2.900	11/15/21	198,120
300,000	Philip Morris International, Inc	2.625	02/18/22	293,905
300,000	Philip Morris International, Inc	2.375	08/17/22	288,906
200,000	Philip Morris International, Inc	2.500	08/22/22	193,427
300,000	Philip Morris International, Inc	2.500	11/02/22	289,693
500,000	Philip Morris International, Inc	2.625	03/06/23	483,053
300,000	Philip Morris International, Inc	2.125	05/10/23	281,893
300,000	Philip Morris International, Inc	3.600	11/15/23	305,685
500,000	Philip Morris International, Inc	3.250	11/10/24	488,730
300,000	Philip Morris International, Inc	3.375	08/11/25	294,494
700,000	Philip Morris International, Inc	2.750	02/25/26	657,966
1,300,000	Philip Morris International, Inc	3.125	08/17/27	1,248,060
1,500,000	Philip Morris International, Inc	3.125	03/02/28	1,438,575
240,000	Philip Morris International, Inc	6.375	05/16/38	309,850
150,000	Philip Morris International, Inc	4.375	11/15/41	152,110
200,000	Philip Morris International, Inc	4.500	03/20/42	206,797
150,000	Philip Morris International, Inc	3.875	08/21/42	141,369
300,000	Philip Morris International, Inc	4.125	03/04/43	294,285
200,000	Philip Morris International, Inc	4.875	11/15/43	217,377
1,300,000	Philip Morris International, Inc	4.250	11/10/44	1,301,357
270,000	Reynolds American, Inc	6.875	05/01/20	289,534
375,000	Reynolds American, Inc	3.250	06/12/20	374,989
2,250,000	Reynolds American, Inc	4.000	06/12/22	2,288,268
200,000	Reynolds American, Inc	4.850	09/15/23	211,025
750,000	Reynolds American, Inc	5.700	08/15/35	852,257
65,000	Reynolds American, Inc	7.250	06/15/37	85,325
200,000	Reynolds American, Inc	6.150	09/15/43	240,264
750,000	Reynolds American, Inc	5.850	08/15/45	875,971
1,400,000	Tyson Foods, Inc	4.500	06/15/22	1,450,388
500,000	Tyson Foods, Inc	3.950	08/15/24	502,883
300,000	Tyson Foods, Inc	3.550	06/02/27	287,681
500,000	Tyson Foods, Inc	5.150	08/15/44	548,213
300,000	Tyson Foods, Inc	4.550	06/02/47	298,349
	TOTAL FOOD, BEVERAGE & TOBACCO			137,822,719

HEALTH CARE EQUIPMENT & SERVICES - 0.7%
100,000	AmerisourceBergen Corp	3.500	11/15/21	100,582
400,000	AmerisourceBergen Corp	3.400	05/15/24	394,560
700,000	AmerisourceBergen Corp	3.250	03/01/25	672,543
200,000	AmerisourceBergen Corp	3.450	12/15/27	190,157
700,000	AmerisourceBergen Corp	4.300	12/15/47	660,109
500,000	Anthem, Inc	2.500	11/21/20	491,453
500,000	Anthem, Inc	2.950	12/01/22	487,281
1,400,000	Anthem, Inc	3.350	12/01/24	1,358,592
400,000	Anthem, Inc	3.650	12/01/27	386,449
80

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		Anthem, Inc	4.101%	03/01/28	$1,002,782
400,000		Anthem, Inc	4.375	12/01/47	391,939
1,000,000		Anthem, Inc	4.550	03/01/48	1,004,526
500,000		Ascension Health	3.945	11/15/46	506,512
200,000		Ascension Health, Inc	4.847	11/15/53	234,344
300,000		Baxter International, Inc	1.700	08/15/21	285,948
300,000		Baxter International, Inc	2.600	08/15/26	272,992
300,000		Baxter International, Inc	3.500	08/15/46	262,375
290,000		Baylor Scott & White Holdings	4.185	11/15/45	302,451
200,000		Baylor Scott & White Holdings	3.967	11/15/46	199,480
1,414,000		Becton Dickinson & Co	2.675	12/15/19	1,404,534
150,000		Becton Dickinson & Co	3.250	11/12/20	149,613
850,000		Becton Dickinson & Co	3.125	11/08/21	836,177
750,000		Becton Dickinson & Co	3.363	06/06/24	721,569
151,000		Becton Dickinson & Co	3.734	12/15/24	148,403
1,000,000		Becton Dickinson & Co	4.669	06/06/47	1,014,604
500,000		Becton Dickinson and Co	2.133	06/06/19	494,305
750,000		Becton Dickinson and Co	2.404	06/05/20	735,636
100,000	g	Becton Dickinson and Co	4.400	01/15/21	102,068
750,000		Becton Dickinson and Co	2.894	06/06/22	727,478
2,000,000		Becton Dickinson and Co	3.700	06/06/27	1,929,655
500,000		Becton Dickinson and Co	4.685	12/15/44	502,482
100,000		Bio-Rad Laboratories, Inc	4.875	12/15/20	103,480
650,000		Boston Scientific Corp	6.000	01/15/20	682,014
300,000		Boston Scientific Corp	2.850	05/15/20	298,013
300,000		Boston Scientific Corp	3.375	05/15/22	298,963
150,000		Boston Scientific Corp	4.125	10/01/23	154,042
1,400,000		Boston Scientific Corp	3.850	05/15/25	1,408,014
500,000		Boston Scientific Corp	4.000	03/01/28	499,536
500,000		Cardinal Health, Inc	1.948	06/14/19	494,542
200,000		Cardinal Health, Inc	2.400	11/15/19	197,959
100,000		Cardinal Health, Inc	4.625	12/15/20	103,415
350,000		Cardinal Health, Inc	2.616	06/15/22	338,242
100,000		Cardinal Health, Inc	3.200	06/15/22	98,812
200,000		Cardinal Health, Inc	3.200	03/15/23	196,898
500,000		Cardinal Health, Inc	3.079	06/15/24	476,804
100,000		Cardinal Health, Inc	3.500	11/15/24	97,707
200,000		Cardinal Health, Inc	3.750	09/15/25	198,036
300,000		Cardinal Health, Inc	3.410	06/15/27	282,359
100,000		Cardinal Health, Inc	4.600	03/15/43	97,022
200,000		Cardinal Health, Inc	4.500	11/15/44	195,557
200,000		Cardinal Health, Inc	4.900	09/15/45	204,328
500,000		Cardinal Health, Inc	4.368	06/15/47	470,609
100,000		Coventry Health Care, Inc	5.450	06/15/21	105,952
150,000		Covidien International Finance S.A.	3.200	06/15/22	149,902
100,000		Dartmouth-Hitchcock Health	4.178	08/01/48	101,658
200,000		Dignity Health	5.267	11/01/64	208,352
400,000		Duke University Health System, Inc	3.920	06/01/47	405,161
900,000		Express Scripts Holding Co	2.250	06/15/19	894,384
200,000		Express Scripts Holding Co	2.600	11/30/20	196,379
150,000		Express Scripts Holding Co	3.300	02/25/21	149,701
250,000		Express Scripts Holding Co	4.750	11/15/21	260,094
81

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$525,000	Express Scripts Holding Co	3.900%	02/15/22	$532,025
200,000	Express Scripts Holding Co	3.050	11/30/22	195,515
1,100,000	Express Scripts Holding Co	3.000	07/15/23	1,053,814
300,000	Express Scripts Holding Co	3.500	06/15/24	292,809
150,000	Express Scripts Holding Co	4.500	02/25/26	152,394
1,300,000	Express Scripts Holding Co	3.400	03/01/27	1,220,579
93,000	Express Scripts Holding Co	6.125	11/15/41	110,243
750,000	Express Scripts Holding Co	4.800	07/15/46	760,048
200,000	Hackensack Meridian Health, Inc	4.500	07/01/57	215,150
100,000	Johns Hopkins Health System Corp	3.837	05/15/46	99,840
100,000	Kaiser Foundation Hospitals	3.500	04/01/22	101,741
500,000	Kaiser Foundation Hospitals	3.150	05/01/27	483,618
100,000	Kaiser Foundation Hospitals	4.875	04/01/42	115,707
1,265,000	Kaiser Foundation Hospitals	4.150	05/01/47	1,301,499
200,000	Keysight Technologies, Inc	3.300	10/30/19	200,367
200,000	Keysight Technologies, Inc	4.550	10/30/24	207,046
300,000	Keysight Technologies, Inc	4.600	04/06/27	308,739
150,000	Laboratory Corp of America Holdings	2.625	02/01/20	148,801
300,000	Laboratory Corp of America Holdings	3.200	02/01/22	298,470
200,000	Laboratory Corp of America Holdings	3.750	08/23/22	203,333
700,000	Laboratory Corp of America Holdings	4.000	11/01/23	714,207
200,000	Laboratory Corp of America Holdings	3.250	09/01/24	194,703
100,000	Laboratory Corp of America Holdings	3.600	02/01/25	98,478
300,000	Laboratory Corp of America Holdings	3.600	09/01/27	290,069
300,000	Laboratory Corp of America Holdings	4.700	02/01/45	301,661
200,000	Mayo Clinic	4.128	11/15/52	207,902
200,000	Mayo Clinic Rochester	4.000	11/15/47	198,955
600,000	McKesson Corp	2.700	12/15/22	578,224
200,000	McKesson Corp	2.850	03/15/23	192,440
1,000,000	McKesson Corp	3.796	03/15/24	996,295
500,000	McKesson Corp	3.950	02/16/28	493,484
1,325,000	Medtronic Global Holdings S.C.A	3.350	04/01/27	1,306,743
875,000	Medtronic, Inc	2.500	03/15/20	870,033
1,000,000	Medtronic, Inc	3.150	03/15/22	1,001,380
1,000,000	Medtronic, Inc	3.625	03/15/24	1,011,360
4,500,000	Medtronic, Inc	3.500	03/15/25	4,495,726
936,000	Medtronic, Inc	4.375	03/15/35	991,781
200,000	Medtronic, Inc	4.500	03/15/42	212,958
1,000,000	Medtronic, Inc	4.625	03/15/44	1,083,171
1,050,000	Medtronic, Inc	4.625	03/15/45	1,148,030
100,000	Mount Sinai Hospitals Group, Inc	3.981	07/01/48	98,065
300,000	New York and Presbyterian Hospital	4.024	08/01/45	305,868
150,000	New York and Presbyterian Hospital	4.063	08/01/56	148,427
140,000	Northwell Healthcare, Inc	3.979	11/01/46	133,553
175,000	Northwell Healthcare, Inc	4.260	11/01/47	172,323
350,000	NYU Hospitals Center	5.750	07/01/43	433,626
250,000	NYU Hospitals Center	4.368	07/01/47	260,318
150,000	PerkinElmer, Inc	5.000	11/15/21	157,102
200,000	Providence St. Joseph Health Obligated Group	2.746	10/01/26	188,686
100,000	Providence St. Joseph Health Obligated Group	3.744	10/01/47	94,410
350,000	Providence St. Joseph Health Obligated Group	3.930	10/01/48	345,010
300,000	Quest Diagnostics, Inc	2.700	04/01/19	300,311
200,000	Quest Diagnostics, Inc	2.500	03/30/20	198,345
82

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$400,000		Quest Diagnostics, Inc	4.700%	04/01/21	$416,582
125,000		Quest Diagnostics, Inc	3.500	03/30/25	124,060
300,000		Quest Diagnostics, Inc	4.700	03/30/45	307,006
200,000		RWJ Barnabas Health, Inc	3.949	07/01/46	194,377
200,000		SSM Health Care Corp	3.823	06/01/27	202,895
125,000		Stryker Corp	2.000	03/08/19	124,172
90,000		Stryker Corp	4.375	01/15/20	92,310
850,000		Stryker Corp	2.625	03/15/21	840,806
200,000		Stryker Corp	3.375	05/15/24	199,957
200,000		Stryker Corp	3.375	11/01/25	197,916
1,600,000		Stryker Corp	3.500	03/15/26	1,594,406
500,000		Stryker Corp	3.650	03/07/28	501,238
200,000		Stryker Corp	4.100	04/01/43	195,239
200,000		Stryker Corp	4.375	05/15/44	202,689
250,000		Stryker Corp	4.625	03/15/46	266,507
200,000	h	Sutter Health	3.695	08/15/28	201,007
200,000	h	Sutter Health	4.091	08/15/48	199,685
100,000		Texas Health Resources	4.330	11/15/55	104,670
650,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	648,513
250,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	245,884
1,300,000		Thermo Fisher Scientific, Inc	3.000	04/15/23	1,268,540
600,000		Thermo Fisher Scientific, Inc	4.150	02/01/24	616,123
150,000		Thermo Fisher Scientific, Inc	3.650	12/15/25	149,744
775,000		Thermo Fisher Scientific, Inc	2.950	09/19/26	723,014
1,150,000		Thermo Fisher Scientific, Inc	3.200	08/15/27	1,087,750
200,000		Thermo Fisher Scientific, Inc	5.300	02/01/44	226,362
200,000		Thermo Fisher Scientific, Inc	4.100	08/15/47	195,273
300,000		Trinity Health Corp	4.125	12/01/45	304,749
250,000		Zimmer Biomet Holdings, Inc	3.700	03/19/23	250,406
500,000		Zimmer Holdings, Inc	2.700	04/01/20	494,514
750,000		Zimmer Holdings, Inc	3.150	04/01/22	739,040
1,925,000		Zimmer Holdings, Inc	3.550	04/01/25	1,866,903
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			69,347,253

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
100,000		Clorox Co	3.800	11/15/21	102,376
100,000		Clorox Co	3.050	09/15/22	99,332
200,000		Clorox Co	3.500	12/15/24	200,359
300,000		Clorox Co	3.100	10/01/27	290,649
300,000		Colgate-Palmolive Co	1.750	03/15/19	298,036
200,000		Colgate-Palmolive Co	2.300	05/03/22	195,426
200,000		Colgate-Palmolive Co	2.250	11/15/22	193,356
200,000		Colgate-Palmolive Co	1.950	02/01/23	189,619
300,000		Colgate-Palmolive Co	3.250	03/15/24	300,545
60,000		Colgate-Palmolive Co	6.450	06/16/28	74,360
300,000		Colgate-Palmolive Co	4.000	08/15/45	297,245
200,000		Colgate-Palmolive Co	3.700	08/01/47	190,860
375,000		Ecolab, Inc	2.250	01/12/20	370,807
286,000		Ecolab, Inc	4.350	12/08/21	298,793
300,000		Ecolab, Inc	2.375	08/10/22	290,353
200,000		Ecolab, Inc	3.250	01/14/23	200,057
625,000		Ecolab, Inc	2.700	11/01/26	585,832
83

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000	g	Ecolab, Inc	3.250%	12/01/27	$289,045
14,000		Ecolab, Inc	5.500	12/08/41	16,629
210,000	g	Ecolab, Inc	3.950	12/01/47	203,785
200,000		Estee Lauder Cos, Inc	1.800	02/07/20	196,521
200,000		Estee Lauder Cos, Inc	2.350	08/15/22	194,606
200,000		Estee Lauder Cos, Inc	3.150	03/15/27	195,673
100,000		Estee Lauder Cos, Inc	6.000	05/15/37	128,120
300,000		Estee Lauder Cos, Inc	4.375	06/15/45	319,751
200,000		Estee Lauder Cos, Inc	4.150	03/15/47	208,989
300,000		Procter & Gamble Co	1.900	11/01/19	297,652
500,000		Procter & Gamble Co	1.850	02/02/21	488,467
800,000		Procter & Gamble Co	2.300	02/06/22	784,139
300,000		Procter & Gamble Co	2.150	08/11/22	290,424
600,000		Procter & Gamble Co	3.100	08/15/23	604,147
750,000		Procter & Gamble Co	2.700	02/02/26	716,805
1,750,000		Procter & Gamble Co	2.450	11/03/26	1,626,630
750,000		Procter & Gamble Co	2.850	08/11/27	718,999
22,000		Procter & Gamble Co	5.550	03/05/37	27,688
200,000		Procter & Gamble Co	3.500	10/25/47	190,415
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			11,676,490

INSURANCE - 1.1%
500,000		ACE INA Holdings, Inc	5.900	06/15/19	518,346
500,000		ACE INA Holdings, Inc	2.300	11/03/20	492,370
500,000		ACE INA Holdings, Inc	2.875	11/03/22	495,173
250,000		ACE INA Holdings, Inc	2.700	03/13/23	243,515
400,000		ACE INA Holdings, Inc	3.150	03/15/25	391,233
1,675,000		ACE INA Holdings, Inc	3.350	05/03/26	1,646,469
150,000		ACE INA Holdings, Inc	4.150	03/13/43	154,112
1,600,000		ACE INA Holdings, Inc	4.350	11/03/45	1,700,596
300,000		Aetna, Inc	2.200	03/15/19	298,597
1,000,000		Aetna, Inc	2.750	11/15/22	962,903
750,000		Aetna, Inc	2.800	06/15/23	720,370
240,000		Aetna, Inc	6.625	06/15/36	302,696
350,000		Aetna, Inc	4.500	05/15/42	347,814
500,000		Aetna, Inc	4.125	11/15/42	468,753
875,000		Aetna, Inc	3.875	08/15/47	783,570
500,000		Aflac, Inc	2.400	03/16/20	494,917
600,000		Aflac, Inc	3.625	06/15/23	608,588
200,000		Aflac, Inc	3.625	11/15/24	200,937
200,000		Aflac, Inc	2.875	10/15/26	187,981
200,000		Aflac, Inc	4.000	10/15/46	194,646
300,000		Alleghany Corp	4.950	06/27/22	317,253
200,000		Alleghany Corp	4.900	09/15/44	209,478
300,000		Allied World Assurance Co Holdings Ltd	4.350	10/29/25	295,992
1,250,000		Allstate Corp	3.150	06/15/23	1,244,314
100,000		Allstate Corp	3.280	12/15/26	97,168
600,000		Allstate Corp	4.500	06/15/43	637,239
800,000		Allstate Corp	4.200	12/15/46	808,795
200,000		Allstate Corp	5.750	08/15/53	209,500
300,000		American Financial Group, Inc	3.500	08/15/26	287,305
200,000		American Financial Group, Inc	4.500	06/15/47	197,228
84

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,325,000		American International Group, Inc	2.300%	07/16/19	$1,312,589
300,000		American International Group, Inc	3.300	03/01/21	300,260
1,600,000		American International Group, Inc	4.875	06/01/22	1,686,930
200,000		American International Group, Inc	3.750	07/10/25	196,828
800,000		American International Group, Inc	3.900	04/01/26	791,314
575,000		American International Group, Inc	4.200	04/01/28	580,588
1,500,000		American International Group, Inc	3.875	01/15/35	1,397,134
300,000		American International Group, Inc	4.700	07/10/35	309,521
800,000		American International Group, Inc	6.250	05/01/36	951,487
500,000		American International Group, Inc	4.500	07/16/44	489,785
300,000		American International Group, Inc	4.800	07/10/45	307,063
1,000,000		American International Group, Inc	4.750	04/01/48	1,026,543
300,000		American International Group, Inc	5.750	04/01/48	303,900
200,000		American International Group, Inc	4.375	01/15/55	184,800
50,000		Aon plc	5.000	09/30/20	52,199
200,000		Aon plc	2.800	03/15/21	197,888
200,000		Aon plc	4.000	11/27/23	205,554
300,000		Aon plc	3.500	06/14/24	298,007
1,800,000		Aon plc	3.875	12/15/25	1,813,948
200,000		Aon plc	6.250	09/30/40	248,027
250,000		Aon plc	4.750	05/15/45	259,528
200,000		Arch Capital Group Ltd	4.011	12/15/26	201,122
200,000		Arch Capital Group Ltd	5.031	12/15/46	220,678
300,000		Arch Capital Group US, Inc	5.144	11/01/43	330,952
200,000		Aspen Insurance Holdings Ltd	4.650	11/15/23	206,620
100,000		Assurant, Inc	4.000	03/15/23	100,829
300,000		Assurant, Inc	4.200	09/27/23	301,518
300,000		Assurant, Inc	4.900	03/27/28	306,617
38,000		Assurant, Inc	6.750	02/15/34	45,756
200,000		Assured Guaranty US Holdings, Inc	5.000	07/01/24	213,113
300,000		Athene Holding Ltd	4.125	01/12/28	287,683
770,000		AXA S.A.	8.600	12/15/30	1,047,200
50,000		AXIS Specialty Finance plc	5.875	06/01/20	52,574
200,000		AXIS Specialty Finance plc	4.000	12/06/27	192,757
750,000		Berkshire Hathaway Finance Corp	1.700	03/15/19	744,841
425,000		Berkshire Hathaway Finance Corp	1.300	08/15/19	417,266
200,000		Berkshire Hathaway Finance Corp	2.900	10/15/20	201,217
400,000		Berkshire Hathaway Finance Corp	3.000	05/15/22	400,065
300,000		Berkshire Hathaway Finance Corp	4.400	05/15/42	318,087
1,350,000	g	Brighthouse Financial, Inc	3.700	06/22/27	1,251,678
350,000	g	Brighthouse Financial, Inc	4.700	06/22/47	320,226
350,000		Chubb Corp	6.000	05/11/37	444,600
540,000		Cigna Corp	5.125	06/15/20	561,861
900,000		Cigna Corp	3.250	04/15/25	858,342
300,000		Cigna Corp	3.050	10/15/27	275,073
1,000,000		Cigna Corp	3.875	10/15/47	896,749
200,000		Cincinnati Financial Corp	6.920	05/15/28	250,489
500,000		CNA Financial Corp	5.750	08/15/21	537,193
690,000		CNA Financial Corp	3.950	05/15/24	696,893
200,000		CNA Financial Corp	4.500	03/01/26	207,203
125,000		CNA Financial Corp	3.450	08/15/27	118,702
85

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Enstar Group Ltd	4.500%	03/10/22	$200,847
300,000	Everest Reinsurance Holdings, Inc	4.868	06/01/44	292,712
250,000	Fidelity National Financial, Inc	5.500	09/01/22	269,856
200,000	Hanover Insurance Group, Inc	4.500	04/15/26	199,962
175,000	Hartford Financial Services Group, Inc	5.500	03/30/20	182,945
1,250,000	Hartford Financial Services Group, Inc	5.125	04/15/22	1,329,839
400,000	Hartford Financial Services Group, Inc	4.300	04/15/43	397,830
300,000	Hartford Financial Services Group, Inc	4.400	03/15/48	305,583
300,000	Humana, Inc	2.625	10/01/19	298,381
150,000	Humana, Inc	2.500	12/15/20	147,173
100,000	Humana, Inc	3.150	12/01/22	98,738
400,000	Humana, Inc	2.900	12/15/22	390,934
300,000	Humana, Inc	3.850	10/01/24	300,977
100,000	Humana, Inc	3.950	03/15/27	99,565
200,000	Humana, Inc	4.625	12/01/42	201,141
300,000	Humana, Inc	4.950	10/01/44	315,571
100,000	Humana, Inc	4.800	03/15/47	102,969
200,000	ING US, Inc	5.700	07/15/43	228,480
200,000	Kemper Corp	4.350	02/15/25	200,050
400,000	Leucadia National Corp	5.500	10/18/23	411,126
400,000	Lincoln National Corp	4.200	03/15/22	411,938
625,000	Lincoln National Corp	4.000	09/01/23	638,226
175,000	Lincoln National Corp	3.350	03/09/25	170,730
600,000	Lincoln National Corp	3.625	12/12/26	586,530
125,000	Lincoln National Corp	3.800	03/01/28	123,813
2,000	Lincoln National Corp	6.150	04/07/36	2,354
150,000	Lincoln National Corp	7.000	06/15/40	197,013
250,000	Lincoln National Corp	4.350	03/01/48	245,363
200,000	Loews Corp	2.625	05/15/23	192,898
200,000	Loews Corp	3.750	04/01/26	201,677
200,000	Loews Corp	4.125	05/15/43	195,683
100,000	Manulife Financial Corp	4.900	09/17/20	104,241
700,000	Manulife Financial Corp	4.150	03/04/26	709,799
1,300,000	Manulife Financial Corp	4.061	02/24/32	1,268,228
200,000	Manulife Financial Corp	5.375	03/04/46	234,671
150,000	Markel Corp	4.900	07/01/22	157,809
600,000	Markel Corp	3.500	11/01/27	572,115
150,000	Markel Corp	5.000	04/05/46	157,474
100,000	Markel Corp	4.300	11/01/47	97,538
500,000	Marsh & McLennan Cos, Inc	2.350	09/10/19	497,128
2,300,000	Marsh & McLennan Cos, Inc	3.500	03/10/25	2,281,868
100,000	Marsh & McLennan Cos, Inc	4.350	01/30/47	102,516
300,000	Marsh & McLennan Cos, Inc	4.200	03/01/48	302,362
200,000	Memorial Sloan-Kettering Cancer Center	4.125	07/01/52	205,964
500,000	Memorial Sloan-Kettering Cancer Center	4.200	07/01/55	520,124
200,000	Mercury General Corp	4.400	03/15/27	199,957
1,050,000	MetLife, Inc	4.750	02/08/21	1,095,496
700,000	MetLife, Inc	3.048	12/15/22	693,079
325,000	MetLife, Inc	4.368	09/15/23	338,104
500,000	MetLife, Inc	3.600	04/10/24	500,578
700,000	MetLife, Inc	3.600	11/13/25	698,001
550,000	MetLife, Inc	6.375	06/15/34	694,487
86

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$405,000		MetLife, Inc	5.700%	06/15/35	$482,403
130,000		MetLife, Inc	5.875	02/06/41	157,957
200,000		MetLife, Inc	4.125	08/13/42	194,300
600,000		MetLife, Inc	4.875	11/13/43	649,724
500,000		MetLife, Inc	4.721	12/15/44	531,704
800,000		MetLife, Inc	4.050	03/01/45	762,833
450,000		MetLife, Inc	4.600	05/13/46	469,844
200,000		Montpelier Re Holdings Ltd	4.700	10/15/22	206,453
20,000		Nationwide Financial Services	6.750	05/15/37	22,200
200,000		Old Republic International Corp	4.875	10/01/24	210,801
100,000		Old Republic International Corp	3.875	08/26/26	98,182
100,000		Orlando Health Obligated Group	4.089	10/01/48	100,053
100,000		PartnerRe Ltd	5.500	06/01/20	104,926
100,000		Primerica, Inc	4.750	07/15/22	104,863
100,000		Principal Financial Group, Inc	3.300	09/15/22	99,588
150,000		Principal Financial Group, Inc	3.125	05/15/23	147,149
200,000		Principal Financial Group, Inc	3.400	05/15/25	196,836
100,000		Principal Financial Group, Inc	3.100	11/15/26	94,739
100,000		Principal Financial Group, Inc	4.625	09/15/42	103,190
200,000		Principal Financial Group, Inc	4.350	05/15/43	199,315
300,000		Principal Financial Group, Inc	4.300	11/15/46	297,085
200,000		Principal Financial Group, Inc	4.700	05/15/55	201,750
650,000		Progressive Corp	2.450	01/15/27	595,848
120,000		Progressive Corp	6.250	12/01/32	149,683
300,000		Progressive Corp	4.350	04/25/44	308,737
300,000		Progressive Corp	3.700	01/26/45	282,414
200,000		Progressive Corp	4.125	04/15/47	202,034
1,250,000		Progressive Corp	4.200	03/15/48	1,277,410
100,000		Protective Life Corp	7.375	10/15/19	106,381
1,020,000		Prudential Financial, Inc	7.375	06/15/19	1,074,298
200,000		Prudential Financial, Inc	2.350	08/15/19	198,702
891,000		Prudential Financial, Inc	4.500	11/16/21	931,933
300,000		Prudential Financial, Inc	3.878	03/27/28	303,846
500,000		Prudential Financial, Inc	5.625	06/15/43	523,850
600,000		Prudential Financial, Inc	5.200	03/15/44	610,500
1,300,000		Prudential Financial, Inc	4.600	05/15/44	1,366,917
200,000		Prudential Financial, Inc	5.375	05/15/45	204,750
2,300,000		Prudential Financial, Inc	4.500	09/15/47	2,191,900
300,000		Prudential Financial, Inc	4.418	03/27/48	308,607
799,000	g	Prudential Financial, Inc	3.935	12/07/49	748,482
100,000		Reinsurance Group of America, Inc	5.000	06/01/21	104,895
250,000		Reinsurance Group of America, Inc	4.700	09/15/23	259,530
200,000		RenaissanceRe Finance, Inc	3.700	04/01/25	196,950
200,000		RenaissanceRe Finance, Inc	3.450	07/01/27	189,294
250,000		Torchmark Corp	3.800	09/15/22	253,938
20,000		Transatlantic Holdings, Inc	8.000	11/30/39	27,595
130,000		Travelers Cos, Inc	5.900	06/02/19	134,694
87

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$600,000	Travelers Cos, Inc	5.350%	11/01/40	$710,168
200,000	Travelers Cos, Inc	4.600	08/01/43	215,469
250,000	Travelers Cos, Inc	4.300	08/25/45	258,224
400,000	Travelers Cos, Inc	3.750	05/15/46	380,311
1,100,000	Travelers Cos, Inc	4.000	05/30/47	1,095,383
500,000	Travelers Cos, Inc	4.050	03/07/48	503,731
100,000	Travelers Property Casualty Corp	6.375	03/15/33	125,460
900,000	UnitedHealth Group, Inc	1.625	03/15/19	891,268
500,000	UnitedHealth Group, Inc	2.300	12/15/19	495,416
500,000	UnitedHealth Group, Inc	2.700	07/15/20	497,717
300,000	UnitedHealth Group, Inc	1.950	10/15/20	293,033
700,000	UnitedHealth Group, Inc	4.700	02/15/21	732,136
300,000	UnitedHealth Group, Inc	2.125	03/15/21	292,483
500,000	UnitedHealth Group, Inc	2.875	12/15/21	495,408
500,000	UnitedHealth Group, Inc	3.350	07/15/22	503,438
300,000	UnitedHealth Group, Inc	2.375	10/15/22	288,574
325,000	UnitedHealth Group, Inc	2.750	02/15/23	317,619
200,000	UnitedHealth Group, Inc	2.875	03/15/23	196,641
500,000	UnitedHealth Group, Inc	3.750	07/15/25	506,176
1,175,000	UnitedHealth Group, Inc	3.100	03/15/26	1,137,513
300,000	UnitedHealth Group, Inc	3.375	04/15/27	294,998
1,400,000	UnitedHealth Group, Inc	2.950	10/15/27	1,329,907
750,000	UnitedHealth Group, Inc	4.625	07/15/35	819,164
365,000	UnitedHealth Group, Inc	6.625	11/15/37	487,443
250,000	UnitedHealth Group, Inc	6.875	02/15/38	342,984
150,000	UnitedHealth Group, Inc	4.625	11/15/41	161,176
300,000	UnitedHealth Group, Inc	4.375	03/15/42	312,973
350,000	UnitedHealth Group, Inc	3.950	10/15/42	341,104
200,000	UnitedHealth Group, Inc	4.250	03/15/43	205,132
1,250,000	UnitedHealth Group, Inc	4.750	07/15/45	1,375,900
625,000	UnitedHealth Group, Inc	4.200	01/15/47	634,534
300,000	UnitedHealth Group, Inc	4.250	04/15/47	306,139
500,000	UnitedHealth Group, Inc	3.750	10/15/47	470,048
110,000	Unum Group	5.625	09/15/20	116,216
200,000	Unum Group	3.000	05/15/21	198,263
200,000	Unum Group	4.000	03/15/24	202,617
100,000	Unum Group	5.750	08/15/42	116,336
200,000	Verisk Analytics, Inc	5.800	05/01/21	214,236
500,000	Verisk Analytics, Inc	4.000	06/15/25	502,934
300,000	Verisk Analytics, Inc	5.500	06/15/45	333,357
200,000	Voya Financial, Inc	3.125	07/15/24	192,420
200,000	Voya Financial, Inc	3.650	06/15/26	194,829
200,000	Voya Financial, Inc	4.800	06/15/46	205,131
300,000	WellPoint, Inc	2.250	08/15/19	297,094
150,000	WellPoint, Inc	3.700	08/15/21	151,686
800,000	WellPoint, Inc	3.125	05/15/22	789,154
200,000	WellPoint, Inc	3.300	01/15/23	197,746
300,000	WellPoint, Inc	3.500	08/15/24	294,053
1,000,000	WellPoint, Inc	4.625	05/15/42	1,011,505
700,000	WellPoint, Inc	4.650	01/15/43	703,939
500,000	WellPoint, Inc	5.100	01/15/44	538,625
300,000	WellPoint, Inc	4.650	08/15/44	302,865
200,000	Willis Group Holdings plc	5.750	03/15/21	212,815
88

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$275,000		Willis North America, Inc	3.600%	05/15/24	$270,401
165,000		WR Berkley Corp	5.375	09/15/20	173,068
250,000		WR Berkley Corp	4.625	03/15/22	260,138
200,000		WR Berkley Corp	4.750	08/01/44	205,098
350,000		XL Capital Ltd	6.375	11/15/24	404,300
455,000		XLIT Ltd	4.450	03/31/25	459,115
200,000		XLIT Ltd	5.250	12/15/43	224,484
		TOTAL INSURANCE			104,591,276

MATERIALS - 0.8%
200,000		3M Co	1.625	09/19/21	192,194
200,000		3M Co	2.000	06/26/22	193,158
300,000		3M Co	2.250	03/15/23	291,096
1,200,000		3M Co	3.000	08/07/25	1,188,814
200,000		3M Co	2.250	09/19/26	183,059
300,000		3M Co	2.875	10/15/27	289,720
300,000		3M Co	3.875	06/15/44	304,418
200,000		3M Co	3.125	09/19/46	177,045
300,000		3M Co	3.625	10/15/47	291,608
150,000		Agrium, Inc	3.150	10/01/22	148,444
200,000		Agrium, Inc	3.500	06/01/23	199,447
250,000		Agrium, Inc	3.375	03/15/25	242,568
200,000		Agrium, Inc	4.125	03/15/35	194,827
100,000		Agrium, Inc	6.125	01/15/41	119,554
200,000		Agrium, Inc	4.900	06/01/43	207,710
725,000		Agrium, Inc	5.250	01/15/45	788,734
150,000		Air Products & Chemicals, Inc	3.000	11/03/21	150,007
150,000		Air Products & Chemicals, Inc	2.750	02/03/23	147,918
300,000		Air Products & Chemicals, Inc	3.350	07/31/24	303,027
200,000		Airgas, Inc	3.650	07/15/24	203,012
200,000		Albemarle Corp	4.150	12/01/24	205,165
2,250,000		Barrick Gold Corp	5.250	04/01/42	2,451,082
361,000		Barrick North America Finance LLC	4.400	05/30/21	372,835
300,000		Barrick North America Finance LLC	5.750	05/01/43	348,795
100,000		Bemis Co, Inc	6.800	08/01/19	104,901
100,000		Bemis Co, Inc	3.100	09/15/26	93,518
3,000,000		BHP Billiton Finance USA Ltd	2.875	02/24/22	2,981,373
500,000		BHP Billiton Finance USA Ltd	4.125	02/24/42	513,098
1,000,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	1,155,612
600,000		Braskem Finance Ltd	6.450	02/03/24	651,900
200,000		Cabot Corp	3.700	07/15/22	201,048
400,000		Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	407,553
375,000	g	Celulosa Arauco y Constitucion S.A.	3.875	11/02/27	360,750
200,000	g	Celulosa Arauco y Constitucion S.A.	5.500	11/02/47	203,900
100,000		Church & Dwight Co, Inc	2.450	08/01/22	96,839
250,000		Church & Dwight Co, Inc	2.875	10/01/22	246,150
100,000		Church & Dwight Co, Inc	3.150	08/01/27	94,466
100,000		Church & Dwight Co, Inc	3.950	08/01/47	93,403
200,000		Domtar Corp	4.400	04/01/22	206,488
591,000		Dow Chemical Co	8.550	05/15/19	627,258
929,000		Dow Chemical Co	4.250	11/15/20	952,940
1,500,000		Dow Chemical Co	4.125	11/15/21	1,542,434
89

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$550,000	Dow Chemical Co	3.000%	11/15/22	$539,852
1,400,000	Dow Chemical Co	3.500	10/01/24	1,386,675
1,400,000	Dow Chemical Co	4.250	10/01/34	1,404,639
350,000	Dow Chemical Co	5.250	11/15/41	387,161
875,000	Dow Chemical Co	4.375	11/15/42	869,659
400,000	Dow Chemical Co	4.625	10/01/44	410,368
400,000	Eastman Chemical Co	2.700	01/15/20	397,578
122,000	Eastman Chemical Co	3.600	08/15/22	122,755
727,000	Eastman Chemical Co	3.800	03/15/25	734,655
150,000	Eastman Chemical Co	4.800	09/01/42	158,550
300,000	Eastman Chemical Co	4.650	10/15/44	308,933
300,000	EI du Pont de Nemours & Co	2.200	05/01/20	295,817
3,000,000	EI du Pont de Nemours & Co	2.800	02/15/23	2,929,676
225,000	EI du Pont de Nemours & Co	4.150	02/15/43	217,439
500,000	Fibria Overseas Finance Ltd	4.000	01/14/25	482,500
500,000	Fibria Overseas Finance Ltd	5.500	01/17/27	519,000
100,000	FMC Corp	3.950	02/01/22	101,447
200,000	FMC Corp	4.100	02/01/24	202,327
300,000	Georgia-Pacific LLC	8.000	01/15/24	371,625
250,000	Georgia-Pacific LLC	7.750	11/15/29	340,912
250,000	Goldcorp, Inc	3.700	03/15/23	248,524
300,000	Goldcorp, Inc	5.450	06/09/44	333,685
100,000	Hexcel Corp	3.950	02/15/27	99,208
100,000	Hubbell, Inc	3.625	11/15/22	101,653
200,000	Hubbell, Inc	3.350	03/01/26	194,929
500,000	Hubbell, Inc	3.150	08/15/27	477,599
200,000	Hubbell, Inc	3.500	02/15/28	195,845
300,000	International Flavors & Fragrances, Inc	3.200	05/01/23	297,333
200,000	International Flavors & Fragrances, Inc	4.375	06/01/47	200,095
1,000,000	International Paper Co	3.650	06/15/24	995,330
1,700,000	International Paper Co	3.000	02/15/27	1,571,198
450,000	International Paper Co	6.000	11/15/41	514,535
300,000	International Paper Co	4.800	06/15/44	301,055
250,000	International Paper Co	5.150	05/15/46	263,342
300,000	International Paper Co	4.400	08/15/47	285,472
1,500,000	International Paper Co	4.350	08/15/48	1,420,485
125,000	Kimberly-Clark Corp	2.400	03/01/22	121,952
950,000	Kimberly-Clark Corp	3.050	08/15/25	928,308
200,000	Kimberly-Clark Corp	6.625	08/01/37	273,028
300,000	Kimberly-Clark Corp	3.200	07/30/46	262,507
200,000	Kimberly-Clark Corp	3.900	05/04/47	197,401
150,000	Lubrizol Corp	6.500	10/01/34	196,347
300,000	LYB International Finance BV	4.000	07/15/23	305,494
300,000	LYB International Finance BV	5.250	07/15/43	328,375
300,000	LYB International Finance BV	4.875	03/15/44	312,101
1,000,000	LYB International Finance II BV	3.500	03/02/27	959,073
243,000	LyondellBasell Industries NV	5.000	04/15/19	246,682
300,000	LyondellBasell Industries NV	6.000	11/15/21	323,785
1,300,000	LyondellBasell Industries NV	5.750	04/15/24	1,428,460
125,000	LyondellBasell Industries NV	4.625	02/26/55	121,810
200,000	Martin Marietta Materials, Inc	4.250	07/02/24	204,612
200,000	Martin Marietta Materials, Inc	3.450	06/01/27	191,141
125,000	Martin Marietta Materials, Inc	3.500	12/15/27	119,038
90

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Martin Marietta Materials, Inc	4.250%	12/15/47	$276,881
150,000	Methanex Corp	3.250	12/15/19	149,269
150,000	Methanex Corp	4.250	12/01/24	148,079
100,000	Methanex Corp	5.650	12/01/44	99,778
400,000	Monsanto Co	2.125	07/15/19	396,785
100,000	Monsanto Co	2.200	07/15/22	95,205
1,150,000	Monsanto Co	5.500	08/15/25	1,270,626
100,000	Monsanto Co	3.600	07/15/42	86,236
200,000	Monsanto Co	4.650	11/15/43	201,899
500,000	Monsanto Co	4.400	07/15/44	485,472
350,000	Monsanto Co	3.950	04/15/45	314,846
500,000	Monsanto Co	4.700	07/15/64	483,892
100,000	NewMarket Corp	4.100	12/15/22	102,519
200,000	Newmont Mining Corp	5.125	10/01/19	205,785
1,300,000	Newmont Mining Corp	3.500	03/15/22	1,301,529
298,000	Newmont Mining Corp	5.875	04/01/35	353,037
135,000	Newmont Mining Corp	6.250	10/01/39	163,599
800,000	Newmont Mining Corp	4.875	03/15/42	839,979
800,000	Nucor Corp	4.125	09/15/22	832,723
300,000	Nucor Corp	5.200	08/01/43	345,697
200,000	Owens Corning	4.200	12/15/22	205,354
500,000	Owens Corning	4.200	12/01/24	510,012
300,000	Owens Corning	3.400	08/15/26	288,751
250,000	Owens Corning	4.300	07/15/47	227,977
350,000	Owens Corning	4.400	01/30/48	322,632
300,000	Packaging Corp of America	2.450	12/15/20	295,215
150,000	Packaging Corp of America	3.900	06/15/22	152,939
250,000	Packaging Corp of America	4.500	11/01/23	260,799
100,000	Packaging Corp of America	3.650	09/15/24	100,189
150,000	Packaging Corp of America	3.400	12/15/27	143,391
650,000	Potash Corp of Saskatchewan, Inc	4.875	03/30/20	669,820
400,000	Potash Corp of Saskatchewan, Inc	3.625	03/15/24	398,701
200,000	Potash Corp of Saskatchewan, Inc	3.000	04/01/25	189,837
700,000	Potash Corp of Saskatchewan, Inc	4.000	12/15/26	698,709
200,000	Potash Corp of Saskatchewan, Inc	5.625	12/01/40	230,637
300,000	PPG Industries, Inc	2.300	11/15/19	298,261
300,000	PPG Industries, Inc	3.600	11/15/20	305,227
300,000	PPG Industries, Inc	3.200	03/15/23	299,363
300,000	PPG Industries, Inc	3.750	03/15/28	301,207
1,200,000	Praxair, Inc	2.250	09/24/20	1,181,194
250,000	Praxair, Inc	2.200	08/15/22	241,080
300,000	Praxair, Inc	2.650	02/05/25	289,293
100,000	Praxair, Inc	3.200	01/30/26	98,786
625,000	Praxair, Inc	3.550	11/07/42	603,102
4,750,000	Rio Tinto Finance USA Ltd	3.750	06/15/25	4,828,739
900,000	Rio Tinto Finance USA plc	4.125	08/21/42	917,531
500,000	Rock Tenn Co	4.900	03/01/22	525,619
500,000	Rock Tenn Co	4.000	03/01/23	511,722
300,000	RPM International, Inc	3.450	11/15/22	300,269
100,000	RPM International, Inc	3.750	03/15/27	97,358
100,000	RPM International, Inc	5.250	06/01/45	108,534
200,000	RPM International, Inc	4.250	01/15/48	188,740
91

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Sherwin-Williams Co	2.250%	05/15/20	$491,641
150,000		Sherwin-Williams Co	4.200	01/15/22	154,437
350,000		Sherwin-Williams Co	2.750	06/01/22	340,789
1,500,000		Sherwin-Williams Co	3.125	06/01/24	1,449,688
200,000		Sherwin-Williams Co	3.450	08/01/25	196,653
200,000		Sherwin-Williams Co	3.950	01/15/26	203,224
275,000		Sherwin-Williams Co	3.450	06/01/27	262,844
200,000		Sherwin-Williams Co	4.000	12/15/42	186,993
750,000		Sherwin-Williams Co	4.500	06/01/47	745,231
150,000		Sonoco Products Co	5.750	11/01/40	169,829
200,000		Southern Copper Corp	5.375	04/16/20	208,518
300,000		Southern Copper Corp	3.875	04/23/25	301,642
100,000		Southern Copper Corp	7.500	07/27/35	129,235
680,000		Southern Copper Corp	6.750	04/16/40	838,941
1,500,000		Southern Copper Corp	5.875	04/23/45	1,691,882
850,000		Vale S.A.	5.625	09/11/42	897,175
750,000		Vulcan Materials Co	4.500	04/01/25	778,465
100,000		Vulcan Materials Co	3.900	04/01/27	98,270
100,000		Vulcan Materials Co	4.500	06/15/47	94,501
200,000	g	Vulcan Materials Co	4.700	03/01/48	194,903
500,000		Westlake Chemical Corp	3.600	08/15/26	482,547
500,000		Westlake Chemical Corp	5.000	08/15/46	526,071
200,000		Westlake Chemical Corp	4.375	11/15/47	192,867
250,000	g	WestRock Co	3.000	09/15/24	238,903
425,000	g	WestRock Co	3.750	03/15/25	423,784
300,000	g	WestRock Co	3.375	09/15/27	285,712
325,000	g	WestRock Co	4.000	03/15/28	324,966
200,000		Yamana Gold, Inc	4.950	07/15/24	207,078
200,000	g	Yamana Gold, Inc	4.625	12/15/27	196,811
		TOTAL MATERIALS			82,188,262

MEDIA - 1.0%
1,250,000		21st Century Fox America, Inc	3.000	09/15/22	1,234,441
200,000		21st Century Fox America, Inc	4.000	10/01/23	204,798
200,000		21st Century Fox America, Inc	3.700	09/15/24	201,483
700,000		21st Century Fox America, Inc	3.700	10/15/25	706,956
4,100,000		21st Century Fox America, Inc	3.375	11/15/26	4,048,460
1,325,000		21st Century Fox America, Inc	6.200	12/15/34	1,644,191
1,000,000		21st Century Fox America, Inc	6.150	02/15/41	1,256,510
225,000		21st Century Fox America, Inc	5.400	10/01/43	263,484
500,000		21st Century Fox America, Inc	4.750	09/15/44	540,712
300,000		21st Century Fox America, Inc	4.950	10/15/45	330,244
200,000		21st Century Fox America, Inc	4.750	11/15/46	216,603
200,000		CBS Corp	2.300	08/15/19	198,361
445,000		CBS Corp	4.300	02/15/21	459,343
500,000		CBS Corp	3.375	03/01/22	497,700
200,000		CBS Corp	2.500	02/15/23	189,976
500,000	g	CBS Corp	2.900	06/01/23	482,121
200,000		CBS Corp	3.700	08/15/24	198,668
300,000		CBS Corp	3.500	01/15/25	291,284
125,000		CBS Corp	4.000	01/15/26	123,250
650,000		CBS Corp	2.900	01/15/27	588,703
200,000		CBS Corp	3.375	02/15/28	185,801
92

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000	g	CBS Corp	3.700%	06/01/28	$285,535
200,000		CBS Corp	4.850	07/01/42	198,979
200,000		CBS Corp	4.900	08/15/44	200,408
500,000		CBS Corp	4.600	01/15/45	483,107
675,000		Charter Communications Operating LLC	3.579	07/23/20	676,814
610,000		Charter Communications Operating LLC	4.464	07/23/22	623,342
2,850,000		Charter Communications Operating LLC	4.908	07/23/25	2,910,922
700,000		Charter Communications Operating LLC	3.750	02/15/28	642,801
2,500,000		Charter Communications Operating LLC	4.200	03/15/28	2,391,402
500,000		Charter Communications Operating LLC	6.384	10/23/35	557,862
1,000,000		Charter Communications Operating LLC	6.484	10/23/45	1,096,068
1,000,000		Charter Communications Operating LLC	5.375	05/01/47	965,696
500,000		Charter Communications Operating LLC	6.834	10/23/55	577,217
1,000,000		Comcast Corp	5.150	03/01/20	1,040,406
500,000		Comcast Corp	1.625	01/15/22	471,183
1,350,000		Comcast Corp	3.125	07/15/22	1,346,404
800,000		Comcast Corp	2.850	01/15/23	782,729
600,000		Comcast Corp	2.750	03/01/23	583,942
500,000		Comcast Corp	3.000	02/01/24	486,897
600,000		Comcast Corp	3.375	02/15/25	588,626
1,600,000		Comcast Corp	3.150	03/01/26	1,539,532
750,000		Comcast Corp	2.350	01/15/27	672,897
1,250,000		Comcast Corp	3.300	02/01/27	1,209,192
750,000		Comcast Corp	3.150	02/15/28	715,631
3,000,000		Comcast Corp	3.550	05/01/28	2,950,666
1,625,000		Comcast Corp	4.250	01/15/33	1,682,045
345,000		Comcast Corp	5.650	06/15/35	406,841
350,000		Comcast Corp	4.400	08/15/35	360,360
3,250,000		Comcast Corp	3.200	07/15/36	2,867,532
3,000,000		Comcast Corp	3.900	03/01/38	2,912,141
350,000		Comcast Corp	4.650	07/15/42	365,690
300,000		Comcast Corp	4.500	01/15/43	305,481
500,000		Comcast Corp	4.750	03/01/44	526,248
900,000		Comcast Corp	4.600	08/15/45	931,018
1,000,000		Comcast Corp	3.400	07/15/46	857,560
500,000		Comcast Corp	4.000	08/15/47	471,281
506,000		Comcast Corp	3.969	11/01/47	478,866
1,500,000		Comcast Corp	4.000	03/01/48	1,421,578
1,207,000		Comcast Corp	3.999	11/01/49	1,129,724
100,000		Discovery Communications LLC	2.200	09/20/19	98,969
500,000		Discovery Communications LLC	3.300	05/15/22	495,057
200,000		Discovery Communications LLC	2.950	03/20/23	192,659
900,000		Discovery Communications LLC	3.250	04/01/23	879,160
300,000		Discovery Communications LLC	3.800	03/13/24	296,327
350,000		Discovery Communications LLC	3.450	03/15/25	337,341
500,000		Discovery Communications LLC	4.900	03/11/26	517,985
1,950,000		Discovery Communications LLC	3.950	03/20/28	1,870,451
100,000		Discovery Communications LLC	6.350	06/01/40	112,975
100,000		Discovery Communications LLC	4.950	05/15/42	96,110
125,000		Discovery Communications LLC	4.875	04/01/43	119,090
750,000		Discovery Communications LLC	5.200	09/20/47	747,155
550,000		Grupo Televisa SAB	6.625	03/18/25	628,224
93

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Grupo Televisa SAB	4.625%	01/30/26	$204,660
600,000	Grupo Televisa SAB	5.000	05/13/45	562,882
200,000	Grupo Televisa SAB	6.125	01/31/46	218,577
100,000	Interpublic Group of Cos, Inc	4.000	03/15/22	101,438
200,000	Interpublic Group of Cos, Inc	4.200	04/15/24	203,761
1,585,000	NBC Universal Media LLC	5.150	04/30/20	1,654,169
820,000	NBC Universal Media LLC	4.375	04/01/21	851,780
150,000	NBC Universal Media LLC	5.950	04/01/41	183,525
1,200,000	NBC Universal Media LLC	4.450	01/15/43	1,212,313
500,000	Omnicom Group, Inc	4.450	08/15/20	515,017
700,000	Omnicom Group, Inc	3.625	05/01/22	704,297
200,000	Omnicom Group, Inc	3.650	11/01/24	198,565
825,000	Omnicom Group, Inc	3.600	04/15/26	799,259
300,000	Scripps Networks Interactive, Inc	2.750	11/15/19	297,853
200,000	Scripps Networks Interactive, Inc	2.800	06/15/20	197,399
200,000	Scripps Networks Interactive, Inc	3.500	06/15/22	198,942
200,000	Scripps Networks Interactive, Inc	3.900	11/15/24	197,513
200,000	Scripps Networks Interactive, Inc	3.950	06/15/25	198,720
1,400,000	Time Warner Cable, Inc	8.250	04/01/19	1,469,139
1,800,000	Time Warner Cable, Inc	4.000	09/01/21	1,806,852
500,000	Time Warner Cable, Inc	6.550	05/01/37	561,446
175,000	Time Warner Cable, Inc	6.750	06/15/39	198,968
690,000	Time Warner Cable, Inc	5.875	11/15/40	719,659
300,000	Time Warner Cable, Inc	5.500	09/01/41	297,628
2,700,000	Time Warner Cable, Inc	4.500	09/15/42	2,334,862
1,550,000	Time Warner, Inc	2.100	06/01/19	1,535,948
450,000	Time Warner, Inc	4.750	03/29/21	469,853
1,400,000	Time Warner, Inc	3.400	06/15/22	1,395,569
650,000	Time Warner, Inc	4.050	12/15/23	666,059
500,000	Time Warner, Inc	3.550	06/01/24	491,754
500,000	Time Warner, Inc	3.875	01/15/26	489,526
500,000	Time Warner, Inc	2.950	07/15/26	457,633
1,850,000	Time Warner, Inc	3.800	02/15/27	1,787,474
900,000	Time Warner, Inc	4.900	06/15/42	907,193
200,000	Time Warner, Inc	5.350	12/15/43	213,005
300,000	Time Warner, Inc	4.650	06/01/44	287,995
1,200,000	Time Warner, Inc	4.850	07/15/45	1,224,338
400,000	Viacom, Inc	3.875	12/15/21	405,975
250,000	Viacom, Inc	4.250	09/01/23	253,632
2,248,000	Viacom, Inc	3.875	04/01/24	2,237,675
2,004,000	Viacom, Inc	4.375	03/15/43	1,792,934
500,000	Walt Disney Co	1.850	05/30/19	496,377
1,400,000	Walt Disney Co	1.950	03/04/20	1,380,093
250,000	Walt Disney Co	1.800	06/05/20	244,914
200,000	Walt Disney Co	2.150	09/17/20	196,558
300,000	Walt Disney Co	2.300	02/12/21	295,609
850,000	Walt Disney Co	2.550	02/15/22	838,032
100,000	Walt Disney Co	2.450	03/04/22	98,011
700,000	Walt Disney Co	3.150	09/17/25	688,282
300,000	Walt Disney Co	3.000	02/13/26	293,126
300,000	Walt Disney Co	1.850	07/30/26	267,053
1,350,000	Walt Disney Co	2.950	06/15/27	1,299,737
100,000	Walt Disney Co	4.375	08/16/41	106,716
94

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Walt Disney Co	3.700%	12/01/42	$194,136
800,000	Walt Disney Co	4.125	06/01/44	841,386
100,000	Walt Disney Co	3.000	07/30/46	85,259
261,000	WPP Finance 2010	4.750	11/21/21	272,224
300,000	WPP Finance 2010	3.625	09/07/22	300,098
700,000	WPP Finance 2010	3.750	09/19/24	688,378
200,000	WPP Finance 2010	5.625	11/15/43	216,590
	TOTAL MEDIA			98,277,581

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.5%
788,000	Abbott Laboratories	2.350	11/22/19	781,134
1,600,000	Abbott Laboratories	2.800	09/15/20	1,591,845
1,500,000	Abbott Laboratories	2.900	11/30/21	1,485,653
200,000	Abbott Laboratories	3.250	04/15/23	198,517
300,000	Abbott Laboratories	3.875	09/15/25	302,867
2,750,000	Abbott Laboratories	3.750	11/30/26	2,733,525
1,800,000	Abbott Laboratories	4.750	11/30/36	1,936,092
500,000	Abbott Laboratories	5.300	05/27/40	560,595
200,000	Abbott Laboratories	4.750	04/15/43	209,647
1,500,000	Abbott Laboratories	4.900	11/30/46	1,641,807
850,000	AbbVie, Inc	2.500	05/14/20	838,899
350,000	AbbVie, Inc	2.300	05/14/21	341,116
2,000,000	AbbVie, Inc	3.200	11/06/22	1,973,693
500,000	AbbVie, Inc	2.850	05/14/23	484,052
1,000,000	AbbVie, Inc	3.600	05/14/25	984,988
3,725,000	AbbVie, Inc	3.200	05/14/26	3,543,230
1,500,000	AbbVie, Inc	4.500	05/14/35	1,534,314
500,000	AbbVie, Inc	4.300	05/14/36	499,383
1,875,000	AbbVie, Inc	4.400	11/06/42	1,846,922
600,000	AbbVie, Inc	4.700	05/14/45	617,684
500,000	AbbVie, Inc	4.450	05/14/46	496,359
1,825,000	Actavis Funding SCS	3.000	03/12/20	1,815,386
3,500,000	Actavis Funding SCS	3.450	03/15/22	3,469,101
2,450,000	Actavis Funding SCS	3.800	03/15/25	2,406,550
2,725,000	Actavis Funding SCS	4.550	03/15/35	2,664,279
1,510,000	Actavis Funding SCS	4.750	03/15/45	1,477,134
300,000	Amgen, Inc	1.900	05/10/19	297,635
1,100,000	Amgen, Inc	2.200	05/22/19	1,092,995
75,000	Amgen, Inc	4.500	03/15/20	77,213
400,000	Amgen, Inc	2.125	05/01/20	392,959
300,000	Amgen, Inc	2.200	05/11/20	295,731
250,000	Amgen, Inc	3.450	10/01/20	252,463
700,000	Amgen, Inc	4.100	06/15/21	721,629
175,000	Amgen, Inc	1.850	08/19/21	167,649
400,000	Amgen, Inc	2.700	05/01/22	390,676
1,000,000	Amgen, Inc	2.650	05/11/22	975,713
1,000,000	Amgen, Inc	3.625	05/15/22	1,010,927
2,300,000	Amgen, Inc	2.250	08/19/23	2,166,054
500,000	Amgen, Inc	3.625	05/22/24	503,170
400,000	Amgen, Inc	3.125	05/01/25	385,923
800,000	Amgen, Inc	2.600	08/19/26	729,966
95

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Amgen, Inc	3.200%	11/02/27	$473,415
1,500,000	Amgen, Inc	4.400	05/01/45	1,495,273
1,928,000	Amgen, Inc	4.563	06/15/48	1,960,677
447,000	Amgen, Inc	4.663	06/15/51	461,743
1,100,000	AstraZeneca plc	2.375	11/16/20	1,082,439
500,000	AstraZeneca plc	2.375	06/12/22	482,743
1,000,000	AstraZeneca plc	3.375	11/16/25	985,013
800,000	AstraZeneca plc	3.125	06/12/27	765,884
900,000	AstraZeneca plc	6.450	09/15/37	1,164,268
450,000	AstraZeneca plc	4.000	09/18/42	435,312
350,000	AstraZeneca plc	4.375	11/16/45	353,499
500,000	Baxalta, Inc	4.000	06/23/25	498,916
500,000	Baxalta, Inc	5.250	06/23/45	548,207
1,000,000	Biogen, Inc	2.900	09/15/20	993,759
300,000	Biogen, Inc	3.625	09/15/22	302,749
500,000	Biogen, Inc	4.050	09/15/25	511,573
1,200,000	Biogen, Inc	5.200	09/15/45	1,308,202
783,000	Bristol-Myers Squibb Co	1.750	03/01/19	777,676
200,000	Bristol-Myers Squibb Co	3.250	11/01/23	201,196
500,000	Bristol-Myers Squibb Co	3.250	02/27/27	494,503
650,000	Bristol-Myers Squibb Co	3.250	08/01/42	586,546
200,000	Bristol-Myers Squibb Co	4.500	03/01/44	218,977
676,000	Celgene Corp	2.250	05/15/19	670,962
425,000	Celgene Corp	2.875	08/15/20	423,259
200,000	Celgene Corp	3.950	10/15/20	203,614
500,000	Celgene Corp	2.875	02/19/21	496,487
300,000	Celgene Corp	3.250	08/15/22	295,404
1,750,000	Celgene Corp	3.550	08/15/22	1,747,054
300,000	Celgene Corp	2.750	02/15/23	287,868
1,500,000	Celgene Corp	3.250	02/20/23	1,471,151
800,000	Celgene Corp	3.625	05/15/24	789,530
225,000	Celgene Corp	3.450	11/15/27	213,136
1,000,000	Celgene Corp	3.900	02/20/28	979,232
300,000	Celgene Corp	5.250	08/15/43	326,365
300,000	Celgene Corp	4.625	05/15/44	298,681
2,000,000	Celgene Corp	5.000	08/15/45	2,080,169
500,000	Celgene Corp	4.350	11/15/47	472,901
1,000,000	Celgene Corp	4.550	02/20/48	978,569
200,000	Eli Lilly & Co	1.950	03/15/19	199,072
175,000	Eli Lilly & Co	2.350	05/15/22	170,872
800,000	Eli Lilly & Co	2.750	06/01/25	774,076
800,000	Eli Lilly & Co	3.100	05/15/27	780,015
400,000	Eli Lilly & Co	3.700	03/01/45	390,994
250,000	Eli Lilly & Co	3.950	05/15/47	255,017
200,000	Gilead Sciences, Inc	2.050	04/01/19	198,882
750,000	Gilead Sciences, Inc	1.850	09/20/19	740,579
125,000	Gilead Sciences, Inc	2.350	02/01/20	123,953
1,200,000	Gilead Sciences, Inc	2.550	09/01/20	1,190,148
600,000	Gilead Sciences, Inc	4.500	04/01/21	625,272
650,000	Gilead Sciences, Inc	4.400	12/01/21	677,184
125,000	Gilead Sciences, Inc	1.950	03/01/22	119,588
500,000	Gilead Sciences, Inc	3.250	09/01/22	500,322
500,000	Gilead Sciences, Inc	2.500	09/01/23	481,741
96

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$425,000	Gilead Sciences, Inc	3.700%	04/01/24	$426,705
400,000	Gilead Sciences, Inc	3.500	02/01/25	398,719
1,750,000	Gilead Sciences, Inc	3.650	03/01/26	1,755,223
400,000	Gilead Sciences, Inc	2.950	03/01/27	378,193
300,000	Gilead Sciences, Inc	4.600	09/01/35	320,877
1,150,000	Gilead Sciences, Inc	4.000	09/01/36	1,143,454
100,000	Gilead Sciences, Inc	5.650	12/01/41	118,593
775,000	Gilead Sciences, Inc	4.800	04/01/44	835,222
675,000	Gilead Sciences, Inc	4.500	02/01/45	698,606
750,000	Gilead Sciences, Inc	4.750	03/01/46	806,639
1,750,000	Gilead Sciences, Inc	4.150	03/01/47	1,710,410
793,000	GlaxoSmithKline Capital plc	2.850	05/08/22	787,268
725,000	GlaxoSmithKline Capital, Inc	2.800	03/18/23	709,459
350,000	GlaxoSmithKline Capital, Inc	5.375	04/15/34	402,683
743,000	GlaxoSmithKline Capital, Inc	6.375	05/15/38	976,676
850,000	GlaxoSmithKline Capital, Inc	4.200	03/18/43	878,745
350,000	Johnson & Johnson	1.125	03/01/19	346,191
300,000	Johnson & Johnson	1.875	12/05/19	297,332
200,000	Johnson & Johnson	1.950	11/10/20	196,712
250,000	Johnson & Johnson	1.650	03/01/21	243,197
200,000	Johnson & Johnson	2.450	12/05/21	197,745
400,000	Johnson & Johnson	2.250	03/03/22	391,376
300,000	Johnson & Johnson	2.050	03/01/23	288,385
700,000	Johnson & Johnson	3.375	12/05/23	713,979
1,200,000	Johnson & Johnson	2.625	01/15/25	1,157,402
500,000	Johnson & Johnson	2.450	03/01/26	470,859
1,075,000	Johnson & Johnson	2.950	03/03/27	1,044,438
1,500,000	Johnson & Johnson	2.900	01/15/28	1,440,605
850,000	Johnson & Johnson	4.375	12/05/33	930,488
100,000	Johnson & Johnson	3.550	03/01/36	98,784
225,000	Johnson & Johnson	3.625	03/03/37	223,657
500,000	Johnson & Johnson	3.400	01/15/38	480,014
375,000	Johnson & Johnson	5.850	07/15/38	489,569
300,000	Johnson & Johnson	4.500	12/05/43	334,051
1,200,000	Johnson & Johnson	3.700	03/01/46	1,190,081
900,000	Johnson & Johnson	3.750	03/03/47	898,955
500,000	Johnson & Johnson	3.500	01/15/48	475,499
600,000	Life Technologies Corp	5.000	01/15/21	623,909
375,000	Merck & Co, Inc	1.850	02/10/20	370,253
2,200,000	Merck & Co, Inc	3.875	01/15/21	2,262,778
750,000	Merck & Co, Inc	2.350	02/10/22	734,796
200,000	Merck & Co, Inc	2.400	09/15/22	195,204
1,100,000	Merck & Co, Inc	2.800	05/18/23	1,083,736
1,000,000	Merck & Co, Inc	2.750	02/10/25	963,355
100,000	Merck & Co, Inc	3.600	09/15/42	97,477
750,000	Merck & Co, Inc	4.150	05/18/43	784,888
1,350,000	Merck & Co, Inc	3.700	02/10/45	1,314,638
350,000	Mylan NV	2.500	06/07/19	347,256
100,000	Mylan NV	3.750	12/15/20	100,666
1,000,000	Mylan NV	3.150	06/15/21	986,666
2,250,000	Mylan NV	3.950	06/15/26	2,181,000
750,000	Mylan NV	5.250	06/15/46	763,660
97

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		Mylan, Inc	2.550%	03/28/19	$99,521
200,000		Mylan, Inc	4.200	11/29/23	202,257
300,000	g,h	Mylan, Inc	4.550	04/15/28	299,468
200,000		Mylan, Inc	5.400	11/29/43	205,687
300,000	g,h	Mylan, Inc	5.200	04/15/48	302,445
1,200,000		Novartis Capital Corp	1.800	02/14/20	1,181,580
500,000		Novartis Capital Corp	2.400	05/17/22	488,131
300,000		Novartis Capital Corp	2.400	09/21/22	291,771
1,750,000		Novartis Capital Corp	3.400	05/06/24	1,764,641
500,000		Novartis Capital Corp	3.000	11/20/25	487,493
375,000		Novartis Capital Corp	3.100	05/17/27	365,898
400,000		Novartis Capital Corp	3.700	09/21/42	392,606
750,000		Novartis Capital Corp	4.400	05/06/44	819,379
500,000		Novartis Capital Corp	4.000	11/20/45	516,336
100,000		Perrigo Co plc	4.000	11/15/23	100,662
100,000		Perrigo Co plc	5.300	11/15/43	101,308
200,000		Perrigo Finance plc	3.900	12/15/24	198,500
221,000		Perrigo Finance plc	4.900	12/15/44	223,769
200,000		Perrigo Finance Unlimited Co	4.375	03/15/26	203,007
500,000		Pfizer, Inc	1.450	06/03/19	494,299
1,200,000		Pfizer, Inc	1.700	12/15/19	1,183,944
500,000		Pfizer, Inc	1.950	06/03/21	488,743
200,000		Pfizer, Inc	2.200	12/15/21	196,822
800,000		Pfizer, Inc	3.000	06/15/23	797,115
900,000		Pfizer, Inc	3.400	05/15/24	907,136
2,375,000		Pfizer, Inc	3.000	12/15/26	2,298,551
250,000		Pfizer, Inc	4.000	12/15/36	258,863
500,000		Pfizer, Inc	4.300	06/15/43	521,843
1,100,000		Pfizer, Inc	4.400	05/15/44	1,180,925
1,750,000		Pfizer, Inc	4.125	12/15/46	1,795,175
750,000		Sanofi	4.000	03/29/21	770,527
1,000,000		Wyeth LLC	6.450	02/01/24	1,163,947
945,000		Wyeth LLC	5.950	04/01/37	1,204,603
100,000		Zoetis, Inc	3.450	11/13/20	100,687
650,000		Zoetis, Inc	3.250	02/01/23	643,506
100,000		Zoetis, Inc	4.500	11/13/25	105,364
200,000		Zoetis, Inc	3.000	09/12/27	187,268
600,000		Zoetis, Inc	4.700	02/01/43	642,000
250,000		Zoetis, Inc	3.950	09/12/47	239,914
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			141,452,906

REAL ESTATE - 0.8%
150,000		Alexandria Real Estate Equities, Inc	4.600	04/01/22	156,223
100,000		Alexandria Real Estate Equities, Inc	3.900	06/15/23	101,069
100,000		Alexandria Real Estate Equities, Inc	3.450	04/30/25	96,685
200,000		Alexandria Real Estate Equities, Inc	4.300	01/15/26	201,887
625,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	609,958
200,000		Alexandria Real Estate Equities, Inc	4.500	07/30/29	202,565
100,000		American Campus Communities Operating Partnership LP	3.750	04/15/23	99,942
300,000		American Campus Communities Operating Partnership LP	4.125	07/01/24	300,899
98

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	American Campus Communities Operating Partnership LP	3.625%	11/15/27	$190,134
1,150,000	American Tower Corp	3.300	02/15/21	1,149,537
200,000	American Tower Corp	3.450	09/15/21	200,344
500,000	American Tower Corp	2.250	01/15/22	477,999
200,000	American Tower Corp	4.700	03/15/22	208,666
250,000	American Tower Corp	3.500	01/31/23	248,514
2,000,000	American Tower Corp	3.000	06/15/23	1,930,936
800,000	American Tower Corp	5.000	02/15/24	844,135
300,000	American Tower Corp	4.000	06/01/25	298,243
200,000	American Tower Corp	4.400	02/15/26	201,993
200,000	American Tower Corp	3.375	10/15/26	188,006
500,000	American Tower Corp	3.125	01/15/27	457,892
500,000	American Tower Corp	3.600	01/15/28	474,393
200,000	AvalonBay Communities, Inc	3.625	10/01/20	202,596
225,000	AvalonBay Communities, Inc	2.950	09/15/22	221,251
200,000	AvalonBay Communities, Inc	3.500	11/15/24	199,264
200,000	AvalonBay Communities, Inc	3.450	06/01/25	197,708
150,000	AvalonBay Communities, Inc	3.500	11/15/25	148,682
200,000	AvalonBay Communities, Inc	2.950	05/11/26	188,866
100,000	AvalonBay Communities, Inc	2.900	10/15/26	93,683
1,200,000	AvalonBay Communities, Inc	3.350	05/15/27	1,156,652
200,000	AvalonBay Communities, Inc	3.200	01/15/28	189,931
400,000	AvalonBay Communities, Inc	4.150	07/01/47	392,291
200,000	AvalonBay Communities, Inc	4.350	04/15/48	202,857
1,175,000	Boston Properties LP	4.125	05/15/21	1,205,002
500,000	Boston Properties LP	3.850	02/01/23	509,336
425,000	Boston Properties LP	3.125	09/01/23	417,116
200,000	Boston Properties LP	3.800	02/01/24	201,155
1,300,000	Boston Properties LP	3.200	01/15/25	1,254,217
100,000	Boston Properties LP	3.650	02/01/26	97,722
400,000	Boston Properties LP	2.750	10/01/26	363,889
100,000	Brandywine Operating Partnership LP	3.950	02/15/23	100,858
100,000	Brandywine Operating Partnership LP	3.950	11/15/27	96,936
150,000	Brixmor Operating Partnership LP	3.875	08/15/22	150,612
250,000	Brixmor Operating Partnership LP	3.250	09/15/23	241,300
800,000	Brixmor Operating Partnership LP	3.650	06/15/24	779,360
200,000	Brixmor Operating Partnership LP	3.850	02/01/25	195,262
100,000	Brixmor Operating Partnership LP	4.125	06/15/26	98,016
300,000	Brixmor Operating Partnership LP	3.900	03/15/27	286,736
200,000	Camden Property Trust	2.950	12/15/22	196,662
500,000	CBRE Services, Inc	4.875	03/01/26	524,073
975,000	CC Holdings GS V LLC	3.849	04/15/23	978,853
400,000	Columbia Property Trust Operating Partnership LP	3.650	08/15/26	378,030
200,000	Corporate Office Properties LP	3.700	06/15/21	199,715
350,000	Crown Castle International Corp	3.400	02/15/21	351,269
700,000	Crown Castle International Corp	2.250	09/01/21	674,571
500,000	Crown Castle International Corp	3.150	07/15/23	484,608
500,000	Crown Castle International Corp	3.200	09/01/24	479,185
750,000	Crown Castle International Corp	4.450	02/15/26	760,980
125,000	Crown Castle International Corp	3.700	06/15/26	120,221
100,000	Crown Castle International Corp	4.000	03/01/27	98,270
300,000	Crown Castle International Corp	3.650	09/01/27	285,652
99

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Crown Castle International Corp	3.800%	02/15/28	$480,543
200,000	Crown Castle International Corp	4.750	05/15/47	201,200
100,000	CubeSmart LP	4.375	12/15/23	103,174
200,000	CubeSmart LP	3.125	09/01/26	185,799
200,000	DCT Industrial Operating Partnership LP	4.500	10/15/23	205,436
500,000	DDR Corp	4.625	07/15/22	518,191
150,000	DDR Corp	4.250	02/01/26	148,980
200,000	DDR Corp	4.700	06/01/27	203,638
200,000	Digital Realty Trust LP	3.400	10/01/20	201,173
700,000	Digital Realty Trust LP	3.950	07/01/22	712,774
300,000	Digital Realty Trust LP	3.625	10/01/22	300,085
800,000	Digital Realty Trust LP	2.750	02/01/23	767,821
200,000	Digital Realty Trust LP	4.750	10/01/25	208,689
125,000	Digital Realty Trust LP	3.700	08/15/27	120,372
200,000	Duke Realty LP	4.375	06/15/22	207,030
100,000	Duke Realty LP	3.875	10/15/22	101,897
100,000	Duke Realty LP	3.750	12/01/24	99,910
100,000	Duke Realty LP	3.250	06/30/26	95,822
500,000	Duke Realty LP	3.375	12/15/27	476,046
100,000	EPR Properties	5.750	08/15/22	106,812
700,000	EPR Properties	4.750	12/15/26	700,317
200,000	EPR Properties	4.500	06/01/27	194,858
200,000	Equity One, Inc	3.750	11/15/22	201,324
700,000	ERP Operating LP	3.375	06/01/25	690,770
200,000	ERP Operating LP	2.850	11/01/26	189,248
1,150,000	ERP Operating LP	3.250	08/01/27	1,110,191
500,000	ERP Operating LP	3.500	03/01/28	489,389
300,000	ERP Operating LP	4.500	07/01/44	311,805
100,000	ERP Operating LP	4.000	08/01/47	96,363
100,000	Essex Portfolio LP	3.625	08/15/22	100,621
100,000	Essex Portfolio LP	3.250	05/01/23	98,405
400,000	Essex Portfolio LP	3.500	04/01/25	391,663
100,000	Essex Portfolio LP	3.375	04/15/26	96,053
200,000	Essex Portfolio LP	3.625	05/01/27	195,011
300,000	Essex Portfolio LP	4.500	03/15/48	298,246
200,000	Federal Realty Investment Trust	3.950	01/15/24	204,228
250,000	Federal Realty Investment Trust	3.250	07/15/27	237,386
200,000	Federal Realty Investment Trust	4.500	12/01/44	206,695
250,000	HCP, Inc	2.625	02/01/20	247,375
400,000	HCP, Inc	3.150	08/01/22	394,185
1,300,000	HCP, Inc	4.000	12/01/22	1,325,355
200,000	HCP, Inc	4.200	03/01/24	201,891
1,600,000	HCP, Inc	3.875	08/15/24	1,585,607
30,000	HCP, Inc	6.750	02/01/41	38,924
200,000	Health Care REIT, Inc	4.125	04/01/19	202,370
440,000	Health Care REIT, Inc	6.125	04/15/20	465,856
200,000	Health Care REIT, Inc	4.500	01/15/24	206,764
100,000	Healthcare Realty Trust, Inc	3.625	01/15/28	94,709
200,000	Healthcare Trust of America Holdings LP	2.950	07/01/22	195,595
100,000	Healthcare Trust of America Holdings LP	3.700	04/15/23	99,834
300,000	Healthcare Trust of America Holdings LP	3.500	08/01/26	285,711
100,000	Highwoods Realty LP	3.875	03/01/27	97,230
100

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$150,000	Highwoods Realty LP	4.125%	03/15/28	$149,066
400,000	Hospitality Properties Trust	4.250	02/15/21	406,991
100,000	Hospitality Properties Trust	5.000	08/15/22	103,889
300,000	Hospitality Properties Trust	4.500	06/15/23	306,414
700,000	Hospitality Properties Trust	4.650	03/15/24	714,982
100,000	Hospitality Properties Trust	4.950	02/15/27	101,650
300,000	Hospitality Properties Trust	3.950	01/15/28	281,111
300,000	Hospitality Properties Trust	4.375	02/15/30	287,613
600,000	Host Hotels & Resorts LP	3.750	10/15/23	592,855
700,000	Host Hotels & Resorts LP	3.875	04/01/24	691,075
200,000	Host Hotels & Resorts LP	4.000	06/15/25	196,847
100,000	Host Hotels & Resorts LP	4.500	02/01/26	101,181
100,000	Hudson Pacific Properties LP	3.950	11/01/27	95,785
250,000	Kilroy Realty LP	3.800	01/15/23	251,053
125,000	Kilroy Realty LP	3.450	12/15/24	121,228
200,000	Kilroy Realty LP	4.250	08/15/29	197,911
200,000	Kimco Realty Corp	3.200	05/01/21	199,864
100,000	Kimco Realty Corp	3.400	11/01/22	99,967
300,000	Kimco Realty Corp	3.125	06/01/23	292,279
200,000	Kimco Realty Corp	2.700	03/01/24	188,153
900,000	Kimco Realty Corp	3.300	02/01/25	865,639
200,000	Kimco Realty Corp	2.800	10/01/26	178,624
200,000	Kimco Realty Corp	3.800	04/01/27	192,423
200,000	Kimco Realty Corp	4.250	04/01/45	183,791
175,000	Kimco Realty Corp	4.125	12/01/46	157,953
100,000	Kimco Realty Corp	4.450	09/01/47	94,695
220,000	Liberty Property LP	4.750	10/01/20	227,562
150,000	Liberty Property LP	4.125	06/15/22	154,298
100,000	Liberty Property LP	3.375	06/15/23	99,332
700,000	Liberty Property LP	4.400	02/15/24	726,950
100,000	Liberty Property LP	3.250	10/01/26	95,111
200,000	Life Storage LP	3.875	12/15/27	192,489
200,000	Mid-America Apartments LP	4.300	10/15/23	207,311
100,000	Mid-America Apartments LP	4.000	11/15/25	100,300
750,000	Mid-America Apartments LP	3.600	06/01/27	725,418
100,000	National Retail Properties, Inc	3.800	10/15/22	100,447
300,000	National Retail Properties, Inc	3.900	06/15/24	301,328
1,300,000	National Retail Properties, Inc	3.500	10/15/27	1,233,746
1,200,000	OMEGA Healthcare Investors, Inc	4.375	08/01/23	1,199,032
200,000	OMEGA Healthcare Investors, Inc	4.500	01/15/25	195,447
300,000	OMEGA Healthcare Investors, Inc	5.250	01/15/26	304,415
200,000	OMEGA Healthcare Investors, Inc	4.500	04/01/27	192,594
700,000	OMEGA Healthcare Investors, Inc	4.750	01/15/28	678,833
200,000	Physicians Realty LP	4.300	03/15/27	198,199
200,000	Physicians Realty LP	3.950	01/15/28	191,586
200,000	Piedmont Operating Partnership LP	3.400	06/01/23	195,212
200,000	Piedmont Operating Partnership LP	4.450	03/15/24	203,368
100,000	Plum Creek Timberlands LP	4.700	03/15/21	103,928
300,000	Plum Creek Timberlands LP	3.250	03/15/23	297,072
150,000	ProLogis LP	4.250	08/15/23	156,329
700,000	ProLogis LP	3.750	11/01/25	706,533
200,000	Public Storage	2.370	09/15/22	192,520
200,000	Public Storage	3.094	09/15/27	191,950
101

TIAA-CREF FUNDS - Bond Index Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$200,000		Rayonier, Inc		3.750%	04/01/22	$200,243
300,000		Realty Income Corp		3.250	10/15/22	297,541
500,000		Realty Income Corp		4.650	08/01/23	524,246
200,000	h	Realty Income Corp		3.875	04/15/25	199,257
200,000		Realty Income Corp		4.125	10/15/26	201,716
200,000		Realty Income Corp		3.000	01/15/27	184,564
1,000,000		Realty Income Corp		3.650	01/15/28	969,947
300,000		Realty Income Corp		4.650	03/15/47	307,874
200,000		Regency Centers LP		3.600	02/01/27	191,583
125,000		Regency Centers LP		4.125	03/15/28	125,275
200,000		Regency Centers LP		4.400	02/01/47	197,061
200,000		Select Income REIT		3.600	02/01/20	199,550
200,000		Select Income REIT		4.150	02/01/22	199,939
500,000		Select Income REIT		4.250	05/15/24	487,981
200,000		Select Income REIT		4.500	02/01/25	197,562
100,000		Senior Housing Properties Trust		6.750	12/15/21	107,286
300,000		Senior Housing Properties Trust		4.750	02/15/28	293,729
250,000		Simon Property Group LP		2.500	09/01/20	247,222
300,000		Simon Property Group LP		2.500	07/15/21	293,580
1,850,000		Simon Property Group LP		2.350	01/30/22	1,798,089
762,000		Simon Property Group LP		3.375	03/15/22	764,818
200,000		Simon Property Group LP		2.625	06/15/22	194,848
300,000		Simon Property Group LP		2.750	06/01/23	290,739
300,000		Simon Property Group LP		3.500	09/01/25	296,851
300,000		Simon Property Group LP		3.300	01/15/26	291,470
200,000		Simon Property Group LP		3.250	11/30/26	192,764
200,000		Simon Property Group LP		3.375	06/15/27	193,778
300,000		Simon Property Group LP		3.375	12/01/27	287,635
1,500,000		Simon Property Group LP		4.250	10/01/44	1,481,553
300,000		Simon Property Group LP		4.250	11/30/46	296,452
200,000		SL Green Operating Partnership LP		3.250	10/15/22	194,992
200,000		SL Green Realty Corp		4.500	12/01/22	205,097
200,000		Sovran Acquisition LP		3.500	07/01/26	190,953
100,000		Tanger Properties LP		3.125	09/01/26	91,642
250,000		Tanger Properties LP		3.875	07/15/27	241,504
200,000		UDR, Inc		3.700	10/01/20	202,577
200,000		UDR, Inc		4.625	01/10/22	207,656
200,000		UDR, Inc		4.000	10/01/25	200,765
200,000		UDR, Inc		3.500	07/01/27	192,287
200,000		UDR, Inc		3.500	01/15/28	191,103
100,000	g,i	USB Realty Corp	LIBOR 3 M + 1.147%	2.867	12/30/49	90,125
300,000		Ventas Realty LP		4.750	06/01/21	312,097
850,000		Ventas Realty LP		3.250	08/15/22	842,279
200,000		Ventas Realty LP		3.100	01/15/23	196,360
800,000		Ventas Realty LP		3.125	06/15/23	783,404
350,000		Ventas Realty LP		3.750	05/01/24	350,623
120,000		Ventas Realty LP		4.125	01/15/26	120,868
200,000		Ventas Realty LP		3.250	10/15/26	187,573
1,000,000		Ventas Realty LP		4.000	03/01/28	983,834
300,000		Ventas Realty LP		4.375	02/01/45	290,287
100,000		Vornado Realty LP		5.000	01/15/22	104,924
200,000		Vornado Realty LP		3.500	01/15/25	192,460
102

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Washington Prime Group LP	5.950%	08/15/24	$285,959
100,000		Washington REIT	3.950	10/15/22	101,622
100,000		Weingarten Realty Investors	3.375	10/15/22	99,555
100,000		Weingarten Realty Investors	3.500	04/15/23	99,242
1,700,000		Welltower, Inc	4.000	06/01/25	1,697,715
600,000		Welltower, Inc	4.250	04/01/26	607,105
500,000		Weyerhaeuser Co	7.375	10/01/19	531,899
200,000		Weyerhaeuser Co	4.625	09/15/23	210,403
400,000		Weyerhaeuser Co	7.375	03/15/32	527,890
200,000		WP Carey, Inc	4.600	04/01/24	204,916
200,000		WP Carey, Inc	4.000	02/01/25	195,859
		TOTAL REAL ESTATE			78,737,855

RETAILING - 0.7%
120,000		Advance Auto Parts, Inc	5.750	05/01/20	125,532
250,000		Advance Auto Parts, Inc	4.500	12/01/23	258,669
200,000		Allegion US Holding Co, Inc	3.200	10/01/24	193,982
200,000		Allegion US Holding Co, Inc	3.550	10/01/27	190,276
1,200,000		Amazon.com, Inc	2.600	12/05/19	1,199,805
500,000	g	Amazon.com, Inc	1.900	08/21/20	489,489
300,000		Amazon.com, Inc	3.300	12/05/21	303,967
600,000		Amazon.com, Inc	2.500	11/29/22	585,851
500,000	g	Amazon.com, Inc	2.400	02/22/23	482,679
750,000	g	Amazon.com, Inc	2.800	08/22/24	724,987
300,000		Amazon.com, Inc	3.800	12/05/24	307,458
200,000		Amazon.com, Inc	5.200	12/03/25	222,771
1,500,000	g	Amazon.com, Inc	3.150	08/22/27	1,446,250
300,000		Amazon.com, Inc	4.800	12/05/34	331,912
2,250,000	g	Amazon.com, Inc	3.875	08/22/37	2,233,590
600,000		Amazon.com, Inc	4.950	12/05/44	674,970
1,000,000	g	Amazon.com, Inc	4.050	08/22/47	992,657
1,750,000	g	Amazon.com, Inc	4.250	08/22/57	1,741,749
100,000		AutoNation, Inc	3.350	01/15/21	99,890
200,000		AutoNation, Inc	3.500	11/15/24	192,668
244,000		AutoNation, Inc	4.500	10/01/25	248,206
200,000		AutoNation, Inc	3.800	11/15/27	191,316
100,000		AutoZone, Inc	4.000	11/15/20	102,326
442,000		AutoZone, Inc	3.700	04/15/22	448,048
300,000		AutoZone, Inc	2.875	01/15/23	291,689
150,000		AutoZone, Inc	3.125	07/15/23	148,103
200,000		AutoZone, Inc	3.250	04/15/25	193,844
100,000		AutoZone, Inc	3.125	04/21/26	95,031
300,000		AutoZone, Inc	3.750	06/01/27	293,666
200,000		Bed Bath & Beyond, Inc	3.749	08/01/24	196,724
200,000		Bed Bath & Beyond, Inc	4.915	08/01/34	174,151
250,000		Bed Bath & Beyond, Inc	5.165	08/01/44	207,744
250,000		Costco Wholesale Corp	1.700	12/15/19	246,424
400,000		Costco Wholesale Corp	1.750	02/15/20	393,349
500,000		Costco Wholesale Corp	2.150	05/18/21	491,115
200,000		Costco Wholesale Corp	2.250	02/15/22	195,246
1,300,000		Costco Wholesale Corp	2.300	05/18/22	1,267,216
400,000		Costco Wholesale Corp	2.750	05/18/24	389,942
500,000		Costco Wholesale Corp	3.000	05/18/27	483,088
103

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$355,000		Dollar General Corp	4.150%	11/01/25	$364,615
300,000		Dollar General Corp	3.875	04/15/27	297,345
500,000	h	Dollar General Corp	4.125	05/01/28	504,117
300,000		Enable Midstream Partners LP	3.900	05/15/24	292,555
200,000		Enable Midstream Partners LP	4.400	03/15/27	195,615
100,000		Enable Midstream Partners LP	5.000	05/15/44	93,558
800,000		Home Depot, Inc	2.000	06/15/19	795,840
300,000		Home Depot, Inc	1.800	06/05/20	294,663
400,000		Home Depot, Inc	3.950	09/15/20	410,794
500,000		Home Depot, Inc	2.000	04/01/21	487,700
350,000		Home Depot, Inc	4.400	04/01/21	363,621
400,000		Home Depot, Inc	2.625	06/01/22	393,904
500,000		Home Depot, Inc	2.700	04/01/23	490,127
300,000		Home Depot, Inc	3.750	02/15/24	310,220
100,000		Home Depot, Inc	3.350	09/15/25	99,546
1,700,000		Home Depot, Inc	3.000	04/01/26	1,651,444
1,300,000		Home Depot, Inc	2.125	09/15/26	1,175,457
2,000,000		Home Depot, Inc	2.800	09/14/27	1,891,196
960,000		Home Depot, Inc	5.875	12/16/36	1,232,012
500,000		Home Depot, Inc	4.200	04/01/43	516,160
300,000		Home Depot, Inc	4.875	02/15/44	342,911
500,000		Home Depot, Inc	4.400	03/15/45	535,080
600,000		Home Depot, Inc	4.250	04/01/46	626,348
1,600,000		Home Depot, Inc	3.900	06/15/47	1,588,936
675,000		Home Depot, Inc	3.500	09/15/56	601,414
500,000		JD.com, Inc	3.875	04/29/26	477,320
1,000,000		Kohl’s Corp	3.250	02/01/23	981,713
200,000		Kohl’s Corp	4.750	12/15/23	209,915
200,000		Kohl’s Corp	4.250	07/17/25	201,795
200,000		Kohl’s Corp	5.550	07/17/45	193,600
300,000		Lowe’s Cos, Inc	1.150	04/15/19	295,799
200,000		Lowe’s Cos, Inc	3.800	11/15/21	205,128
850,000		Lowe’s Cos, Inc	3.120	04/15/22	855,115
300,000		Lowe’s Cos, Inc	3.875	09/15/23	310,147
400,000		Lowe’s Cos, Inc	3.125	09/15/24	393,915
100,000		Lowe’s Cos, Inc	3.375	09/15/25	99,154
500,000		Lowe’s Cos, Inc	2.500	04/15/26	463,106
750,000		Lowe’s Cos, Inc	3.100	05/03/27	721,985
100,000		Lowe’s Cos, Inc	4.650	04/15/42	107,376
200,000		Lowe’s Cos, Inc	4.250	09/15/44	202,993
200,000		Lowe’s Cos, Inc	4.375	09/15/45	207,132
1,075,000		Lowe’s Cos, Inc	3.700	04/15/46	997,659
1,000,000		Lowe’s Cos, Inc	4.050	05/03/47	986,664
200,000		Macy’s Retail Holdings, Inc	3.450	01/15/21	199,742
250,000		Macy’s Retail Holdings, Inc	3.875	01/15/22	250,149
125,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	117,801
200,000		Macy’s Retail Holdings, Inc	4.375	09/01/23	201,291
300,000		Macy’s Retail Holdings, Inc	3.625	06/01/24	288,421
400,000		Macy’s Retail Holdings, Inc	6.900	04/01/29	430,069
200,000		Macy’s Retail Holdings, Inc	4.500	12/15/34	174,186
103,000		Macy’s Retail Holdings, Inc	6.375	03/15/37	105,475
30,000		Nordstrom, Inc	4.750	05/01/20	31,002
104

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Nordstrom, Inc	4.000%	10/15/21	$101,988
700,000	Nordstrom, Inc	4.000	03/15/27	681,576
531,000	Nordstrom, Inc	5.000	01/15/44	498,118
150,000	O’Reilly Automotive, Inc	4.875	01/14/21	156,393
600,000	O’Reilly Automotive, Inc	3.800	09/01/22	613,569
1,000,000	O’Reilly Automotive, Inc	3.600	09/01/27	968,283
200,000	Priceline Group, Inc	2.750	03/15/23	192,936
300,000	Priceline Group, Inc	3.650	03/15/25	297,587
300,000	Priceline Group, Inc	3.600	06/01/26	294,541
900,000	Priceline Group, Inc	3.550	03/15/28	870,260
200,000	QVC, Inc	3.125	04/01/19	199,879
100,000	QVC, Inc	5.125	07/02/22	103,113
100,000	QVC, Inc	4.375	03/15/23	100,051
500,000	QVC, Inc	4.850	04/01/24	507,274
1,200,000	QVC, Inc	4.450	02/15/25	1,185,833
150,000	QVC, Inc	5.950	03/15/43	146,168
1,150,000	Target Corp	3.875	07/15/20	1,178,005
900,000	Target Corp	2.900	01/15/22	900,804
500,000	Target Corp	3.500	07/01/24	507,501
1,400,000	Target Corp	2.500	04/15/26	1,299,985
850,000	Target Corp	4.000	07/01/42	829,182
225,000	Target Corp	3.625	04/15/46	203,885
1,500,000	Target Corp	3.900	11/15/47	1,432,843
1,000,000	TJX Cos, Inc	2.750	06/15/21	994,026
300,000	TJX Cos, Inc	2.500	05/15/23	290,349
300,000	TJX Cos, Inc	2.250	09/15/26	270,617
1,419,000	Wal-Mart Stores, Inc	1.750	10/09/19	1,403,620
2,550,000	Wal-Mart Stores, Inc	1.900	12/15/20	2,499,905
300,000	Wal-Mart Stores, Inc	2.350	12/15/22	291,929
1,000,000	Wal-Mart Stores, Inc	2.550	04/11/23	977,743
800,000	Wal-Mart Stores, Inc	3.300	04/22/24	804,155
1,500,000	Wal-Mart Stores, Inc	2.650	12/15/24	1,445,963
4,500,000	Wal-Mart Stores, Inc	3.625	12/15/47	4,394,078
	TOTAL RETAILING			70,762,369

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
200,000	Altera Corp	4.100	11/15/23	208,282
500,000	Analog Devices, Inc	2.950	01/12/21	498,267
100,000	Analog Devices, Inc	2.500	12/05/21	97,365
500,000	Analog Devices, Inc	2.875	06/01/23	485,670
325,000	Analog Devices, Inc	3.125	12/05/23	318,168
1,175,000	Analog Devices, Inc	3.500	12/05/26	1,144,841
100,000	Analog Devices, Inc	4.500	12/05/36	101,446
200,000	Analog Devices, Inc	5.300	12/15/45	225,618
300,000	Intel Corp	1.850	05/11/20	295,260
250,000	Intel Corp	2.450	07/29/20	248,544
400,000	Intel Corp	1.700	05/19/21	386,379
300,000	Intel Corp	2.350	05/11/22	292,804
1,250,000	Intel Corp	3.100	07/29/22	1,255,033
1,250,000	Intel Corp	2.700	12/15/22	1,231,482
1,500,000	Intel Corp	3.700	07/29/25	1,532,122
2,180,000	Intel Corp	2.600	05/19/26	2,055,949
400,000	Intel Corp	4.100	05/19/46	409,432
105

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$750,000		Intel Corp	4.100%	05/11/47	$768,074
2,578,000	g	Intel Corp	3.734	12/08/47	2,505,523
200,000		Maxim Integrated Products, Inc	3.375	03/15/23	198,188
150,000		Maxim Integrated Products, Inc	3.450	06/15/27	144,911
225,000		NVIDIA Corp	2.200	09/16/21	219,346
1,300,000		NVIDIA Corp	3.200	09/16/26	1,252,232
200,000		Texas Instruments, Inc	1.650	08/03/19	197,568
300,000		Texas Instruments, Inc	1.750	05/01/20	294,050
250,000		Texas Instruments, Inc	2.750	03/12/21	249,672
200,000		Texas Instruments, Inc	2.250	05/01/23	191,376
100,000		Texas Instruments, Inc	2.625	05/15/24	96,416
350,000		Texas Instruments, Inc	2.900	11/03/27	332,948
400,000		Xilinx, Inc	3.000	03/15/21	398,381
150,000		Xilinx, Inc	2.950	06/01/24	143,868
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			17,779,215

SOFTWARE & SERVICES - 0.9%
175,000		Activision Blizzard Inc	2.300	09/15/21	169,081
200,000		Activision Blizzard Inc	3.400	09/15/26	195,339
100,000		Activision Blizzard, Inc	2.600	06/15/22	96,961
300,000		Activision Blizzard, Inc	3.400	06/15/27	289,831
300,000		Activision Blizzard, Inc	4.500	06/15/47	300,981
20,000		Adobe Systems, Inc	4.750	02/01/20	20,657
775,000		Adobe Systems, Inc	3.250	02/01/25	771,173
250,000		Autodesk, Inc	4.375	06/15/25	256,854
300,000		Autodesk, Inc	3.500	06/15/27	286,186
500,000		Automatic Data Processing, Inc	2.250	09/15/20	493,907
500,000		Automatic Data Processing, Inc	3.375	09/15/25	502,339
750,000		Baidu, Inc	2.750	06/09/19	747,494
500,000		Baidu, Inc	3.000	06/30/20	496,881
700,000		Baidu, Inc	2.875	07/06/22	679,239
200,000		Baidu, Inc	3.500	11/28/22	198,673
500,000		Baidu, Inc	3.875	09/29/23	500,077
300,000		Baidu, Inc	4.125	06/30/25	300,960
300,000		Baidu, Inc	3.625	07/06/27	285,827
500,000		Baidu, Inc	4.375	03/29/28	501,080
500,000		CA, Inc	5.375	12/01/19	517,592
250,000		CA, Inc	3.600	08/15/22	252,136
150,000		CA, Inc	4.700	03/15/27	153,374
200,000		Citrix Systems, Inc	4.500	12/01/27	197,712
200,000		DXC Technology Co	2.875	03/27/20	198,863
200,000		DXC Technology Co	4.450	09/18/22	206,975
200,000		DXC Technology Co	4.250	04/15/24	205,309
200,000		DXC Technology Co	4.750	04/15/27	207,353
300,000		Electronic Arts, Inc	3.700	03/01/21	304,738
300,000		Expedia, Inc	4.500	08/15/24	303,209
1,200,000		Expedia, Inc	5.000	02/15/26	1,237,446
1,000,000		Fidelity National Information Services, Inc	2.250	08/15/21	966,202
247,000		Fidelity National Information Services, Inc	4.500	10/15/22	257,952
163,000		Fidelity National Information Services, Inc	3.875	06/05/24	164,955
139,000		Fidelity National Information Services, Inc	5.000	10/15/25	148,358
1,000,000		Fidelity National Information Services, Inc	3.000	08/15/26	930,581
106

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Fidelity National Information Services, Inc	4.500%	08/15/46	$298,376
550,000	Fiserv, Inc	3.500	10/01/22	553,573
500,000	Fiserv, Inc	3.850	06/01/25	504,397
1,250,000	International Business Machines Corp	1.800	05/17/19	1,240,231
800,000	International Business Machines Corp	8.375	11/01/19	870,597
300,000	International Business Machines Corp	1.900	01/27/20	296,181
250,000	International Business Machines Corp	2.250	02/19/21	245,996
500,000	International Business Machines Corp	2.900	11/01/21	499,586
300,000	International Business Machines Corp	2.500	01/27/22	293,970
300,000	International Business Machines Corp	1.875	08/01/22	285,071
500,000	International Business Machines Corp	2.875	11/09/22	493,267
700,000	International Business Machines Corp	3.375	08/01/23	703,650
400,000	International Business Machines Corp	7.000	10/30/25	489,969
300,000	International Business Machines Corp	3.300	01/27/27	295,637
19,000	International Business Machines Corp	5.600	11/30/39	23,588
835,000	International Business Machines Corp	4.000	06/20/42	847,068
1,500,000	International Business Machines Corp	4.700	02/19/46	1,694,320
175,000	Juniper Networks, Inc	4.600	03/15/21	179,971
200,000	Juniper Networks, Inc	4.500	03/15/24	204,543
750,000	Juniper Networks, Inc	4.350	06/15/25	758,686
200,000	Mastercard, Inc	2.000	11/21/21	194,499
1,000,000	Mastercard, Inc	3.375	04/01/24	1,009,701
200,000	Mastercard, Inc	2.950	11/21/26	193,497
200,000	Mastercard, Inc	3.800	11/21/46	199,525
750,000	Mastercard, Inc	3.500	02/26/48	757,166
300,000	Mastercard, Inc	3.950	02/26/48	309,260
925,000	Microsoft Corp	4.200	06/01/19	947,116
1,000,000	Microsoft Corp	1.100	08/08/19	983,234
1,000,000	Microsoft Corp	1.850	02/06/20	989,921
300,000	Microsoft Corp	1.850	02/12/20	297,439
540,000	Microsoft Corp	3.000	10/01/20	545,074
500,000	Microsoft Corp	2.000	11/03/20	491,608
450,000	Microsoft Corp	4.000	02/08/21	464,943
850,000	Microsoft Corp	1.550	08/08/21	816,042
1,000,000	Microsoft Corp	2.400	02/06/22	982,849
1,300,000	Microsoft Corp	2.375	02/12/22	1,274,593
500,000	Microsoft Corp	2.650	11/03/22	493,448
400,000	Microsoft Corp	2.125	11/15/22	385,128
1,000,000	Microsoft Corp	2.000	08/08/23	947,681
400,000	Microsoft Corp	3.625	12/15/23	410,655
2,000,000	Microsoft Corp	2.875	02/06/24	1,963,306
500,000	Microsoft Corp	2.700	02/12/25	482,520
750,000	Microsoft Corp	3.125	11/03/25	740,296
2,300,000	Microsoft Corp	2.400	08/08/26	2,140,253
4,225,000	Microsoft Corp	3.300	02/06/27	4,191,661
925,000	Microsoft Corp	4.200	11/03/35	989,953
2,000,000	Microsoft Corp	3.450	08/08/36	1,947,790
1,575,000	Microsoft Corp	4.100	02/06/37	1,662,867
500,000	Microsoft Corp	3.500	11/15/42	479,789
300,000	Microsoft Corp	3.750	05/01/43	296,833
750,000	Microsoft Corp	3.750	02/12/45	743,320
575,000	Microsoft Corp	4.450	11/03/45	635,415
1,000,000	Microsoft Corp	3.700	08/08/46	984,769
107

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,350,000	Microsoft Corp	4.250%	02/06/47	$1,449,772
1,750,000	Microsoft Corp	4.000	02/12/55	1,773,700
500,000	Microsoft Corp	4.750	11/03/55	571,802
1,000,000	Microsoft Corp	3.950	08/08/56	991,800
1,800,000	Microsoft Corp	4.500	02/06/57	1,968,845
750,000	Oracle Corp	2.250	10/08/19	745,513
1,365,000	Oracle Corp	3.875	07/15/20	1,397,171
500,000	Oracle Corp	2.800	07/08/21	498,514
1,000,000	Oracle Corp	1.900	09/15/21	965,257
1,300,000	Oracle Corp	2.500	05/15/22	1,274,099
1,725,000	Oracle Corp	2.500	10/15/22	1,681,317
500,000	Oracle Corp	2.625	02/15/23	488,565
2,000,000	Oracle Corp	2.400	09/15/23	1,914,901
750,000	Oracle Corp	3.400	07/08/24	749,703
500,000	Oracle Corp	2.950	11/15/24	486,281
1,250,000	Oracle Corp	2.950	05/15/25	1,209,781
2,334,000	Oracle Corp	2.650	07/15/26	2,180,905
1,750,000	Oracle Corp	3.250	11/15/27	1,705,794
400,000	Oracle Corp	3.250	05/15/30	383,955
2,322,000	Oracle Corp	4.300	07/08/34	2,448,681
500,000	Oracle Corp	3.900	05/15/35	499,250
1,000,000	Oracle Corp	3.850	07/15/36	989,261
3,000,000	Oracle Corp	3.800	11/15/37	2,962,054
470,000	Oracle Corp	6.125	07/08/39	606,082
500,000	Oracle Corp	4.500	07/08/44	532,473
1,500,000	Oracle Corp	4.000	07/15/46	1,482,632
750,000	Oracle Corp	4.000	11/15/47	740,297
500,000	Oracle Corp	4.375	05/15/55	518,682
250,000	Total System Services, Inc	3.800	04/01/21	252,563
125,000	Total System Services, Inc	3.750	06/01/23	124,909
300,000	Total System Services, Inc	4.800	04/01/26	314,112
300,000	VMware, Inc	2.300	08/21/20	291,741
1,250,000	VMware, Inc	2.950	08/21/22	1,197,566
500,000	VMware, Inc	3.900	08/21/27	472,999
400,000	Western Union Co	5.253	04/01/20	414,557
300,000	Western Union Co	3.600	03/15/22	299,707
	TOTAL SOFTWARE & SERVICES			90,662,364

TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
100,000	Alphabet, Inc	3.625	05/19/21	103,036
500,000	Alphabet, Inc	3.375	02/25/24	509,277
1,000,000	Alphabet, Inc	1.998	08/15/26	908,073
200,000	Amphenol Corp	2.550	01/30/19	199,505
225,000	Amphenol Corp	2.200	04/01/20	221,765
125,000	Amphenol Corp	3.125	09/15/21	124,532
150,000	Amphenol Corp	4.000	02/01/22	153,587
200,000	Amphenol Corp	3.200	04/01/24	194,536
1,000,000	Apple, Inc	2.100	05/06/19	997,618
1,000,000	Apple, Inc	1.100	08/02/19	982,014
300,000	Apple, Inc	1.500	09/12/19	295,857
200,000	Apple, Inc	1.800	11/13/19	197,903
500,000	Apple, Inc	1.900	02/07/20	494,209
108

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Apple, Inc	1.800%	05/11/20	$196,757
500,000	Apple, Inc	2.000	11/13/20	491,220
2,500,000	Apple, Inc	2.250	02/23/21	2,461,972
2,000,000	Apple, Inc	1.550	08/04/21	1,916,271
750,000	Apple, Inc	2.150	02/09/22	729,646
500,000	Apple, Inc	2.500	02/09/22	492,140
500,000	Apple, Inc	2.300	05/11/22	486,771
750,000	Apple, Inc	2.700	05/13/22	741,267
400,000	Apple, Inc	2.100	09/12/22	385,253
500,000	Apple, Inc	2.400	01/13/23	485,373
400,000	Apple, Inc	2.850	02/23/23	396,467
750,000	Apple, Inc	3.000	02/09/24	741,236
2,250,000	Apple, Inc	3.450	05/06/24	2,270,779
750,000	Apple, Inc	2.850	05/11/24	730,412
1,500,000	Apple, Inc	2.750	01/13/25	1,442,881
750,000	Apple, Inc	2.500	02/09/25	710,692
750,000	Apple, Inc	3.200	05/13/25	741,669
2,350,000	Apple, Inc	3.250	02/23/26	2,315,558
1,000,000	Apple, Inc	2.450	08/04/26	926,400
750,000	Apple, Inc	3.350	02/09/27	740,441
750,000	Apple, Inc	3.200	05/11/27	732,344
1,000,000	Apple, Inc	3.000	06/20/27	963,334
1,500,000	Apple, Inc	2.900	09/12/27	1,426,823
1,250,000	Apple, Inc	3.000	11/13/27	1,196,319
1,375,000	Apple, Inc	4.500	02/23/36	1,505,557
750,000	Apple, Inc	4.450	05/06/44	807,512
1,350,000	Apple, Inc	3.450	02/09/45	1,243,413
800,000	Apple, Inc	4.375	05/13/45	842,655
1,250,000	Apple, Inc	4.650	02/23/46	1,374,055
750,000	Apple, Inc	3.850	08/04/46	732,485
1,000,000	Apple, Inc	4.250	02/09/47	1,038,861
750,000	Apple, Inc	3.750	09/12/47	723,451
750,000	Apple, Inc	3.750	11/13/47	722,777
1,000,000	Broadcom Corp	2.375	01/15/20	985,944
500,000	Broadcom Corp	2.200	01/15/21	485,476
1,500,000	Broadcom Corp	3.000	01/15/22	1,471,469
500,000	Broadcom Corp	2.650	01/15/23	475,887
1,100,000	Broadcom Corp	3.625	01/15/24	1,081,673
1,500,000	Broadcom Corp	3.125	01/15/25	1,417,194
1,750,000	Broadcom Corp	3.875	01/15/27	1,700,417
250,000	Broadcom Corp	3.500	01/15/28	234,823
1,900,000	Cisco Systems, Inc	4.450	01/15/20	1,958,864
1,250,000	Cisco Systems, Inc	2.900	03/04/21	1,253,440
300,000	Cisco Systems, Inc	1.850	09/20/21	289,272
400,000	Cisco Systems, Inc	3.000	06/15/22	398,798
500,000	Cisco Systems, Inc	2.600	02/28/23	487,678
1,300,000	Cisco Systems, Inc	2.200	09/20/23	1,233,736
1,100,000	Cisco Systems, Inc	3.625	03/04/24	1,120,884
400,000	Cisco Systems, Inc	3.500	06/15/25	404,951
500,000	Cisco Systems, Inc	2.950	02/28/26	482,241
2,500,000	Cisco Systems, Inc	2.500	09/20/26	2,329,244
600,000	Cisco Systems, Inc	5.900	02/15/39	782,897
225,000	Corning, Inc	4.250	08/15/20	230,939
109

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Corning, Inc	2.900%	05/15/22	$294,617
100,000		Corning, Inc	5.750	08/15/40	119,337
200,000		Corning, Inc	4.750	03/15/42	213,191
700,000		Corning, Inc	4.375	11/15/57	643,330
2,650,000	g	Dell International LLC	3.480	06/01/19	2,661,805
1,175,000	g	Dell International LLC	4.420	06/15/21	1,205,059
1,500,000	g	Dell International LLC	5.450	06/15/23	1,589,499
2,000,000	g	Dell International LLC	6.020	06/15/26	2,152,646
1,000,000	g	Dell International LLC	8.100	07/15/36	1,214,406
1,000,000	g	Dell International LLC	8.350	07/15/46	1,268,432
1,300,000		Flextronics International Ltd	4.750	06/15/25	1,356,830
205,000		Harris Corp	2.700	04/27/20	203,172
300,000		Harris Corp	4.400	12/15/20	309,764
300,000		Harris Corp	4.854	04/27/35	319,814
300,000		Harris Corp	5.054	04/27/45	330,285
2,375,000		Hewlett Packard Enterprise Co	3.600	10/15/20	2,396,636
750,000		Hewlett Packard Enterprise Co	4.400	10/15/22	775,977
3,000,000		Hewlett Packard Enterprise Co	4.900	10/15/25	3,113,093
750,000		Hewlett Packard Enterprise Co	6.200	10/15/35	804,524
350,000		Hewlett Packard Enterprise Co	6.350	10/15/45	373,390
113,000		Hewlett-Packard Co	3.750	12/01/20	114,712
200,000		Hewlett-Packard Co	4.050	09/15/22	206,146
850,000		Hewlett-Packard Co	6.000	09/15/41	904,936
1,000,000		Jabil Circuit, Inc	4.700	09/15/22	1,033,000
100,000		Jabil, Inc	3.950	01/12/28	96,828
755,000		Koninklijke Philips Electronics NV	5.000	03/15/42	846,704
800,000		Koninklijke Philips NV	3.750	03/15/22	819,249
420,000		L-3 Communications Corp	5.200	10/15/19	432,908
300,000		L-3 Communications Corp	4.950	02/15/21	312,592
52,000		L-3 Communications Corp	3.950	05/28/24	52,285
600,000		L-3 Communications Corp	3.850	12/15/26	592,753
100,000		Motorola Solutions, Inc	3.500	09/01/21	100,291
700,000		Motorola Solutions, Inc	3.750	05/15/22	698,891
250,000		Motorola Solutions, Inc	3.500	03/01/23	246,322
200,000		Motorola Solutions, Inc	4.000	09/01/24	199,703
250,000		Motorola Solutions, Inc	4.600	02/23/28	251,478
200,000		Motorola Solutions, Inc	5.500	09/01/44	202,373
200,000		NetApp, Inc	3.375	06/15/21	199,866
200,000		NetApp, Inc	3.300	09/29/24	194,445
200,000		Pitney Bowes, Inc	3.625	09/15/20	198,000
200,000		Pitney Bowes, Inc	3.625	10/01/21	190,500
200,000		Pitney Bowes, Inc	4.700	04/01/23	188,000
500,000		Pitney Bowes, Inc	4.625	03/15/24	465,625
750,000		QUALCOMM, Inc	1.850	05/20/19	744,770
750,000		QUALCOMM, Inc	2.100	05/20/20	741,354
1,400,000		QUALCOMM, Inc	2.250	05/20/20	1,376,570
500,000		QUALCOMM, Inc	3.000	05/20/22	492,400
750,000		QUALCOMM, Inc	2.900	05/20/24	716,860
500,000		QUALCOMM, Inc	3.450	05/20/25	487,954
2,000,000		QUALCOMM, Inc	3.250	05/20/27	1,899,963
500,000		QUALCOMM, Inc	4.650	05/20/35	518,512
500,000		QUALCOMM, Inc	4.800	05/20/45	520,364
110

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		QUALCOMM, Inc	4.300%	05/20/47	$967,193
500,000	g	Seagate HDD Cayman	4.250	03/01/22	494,329
1,250,000		Seagate HDD Cayman	4.750	01/01/25	1,216,907
200,000		Seagate HDD Cayman	4.875	06/01/27	189,420
200,000		Seagate HDD Cayman	5.750	12/01/34	190,976
200,000		Tech Data Corp	3.700	02/15/22	198,525
200,000		Tech Data Corp	4.950	02/15/27	199,944
250,000		Tyco Electronics Group S.A.	3.500	02/03/22	252,065
200,000		Tyco Electronics Group S.A.	3.450	08/01/24	201,244
100,000		Tyco Electronics Group S.A.	3.700	02/15/26	101,410
1,150,000		Tyco Electronics Group S.A.	3.125	08/15/27	1,106,188
415,000		Xerox Corp	2.750	09/01/20	407,190
1,250,000		Xerox Corp	3.625	03/15/23	1,220,185
200,000		Xerox Corp	6.750	12/15/39	213,358
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			101,271,625

TELECOMMUNICATION SERVICES - 1.2%
500,000		Alibaba Group Holding Ltd	2.500	11/28/19	496,550
500,000		Alibaba Group Holding Ltd	3.125	11/28/21	498,878
1,000,000		Alibaba Group Holding Ltd	2.800	06/06/23	966,607
1,250,000		Alibaba Group Holding Ltd	3.600	11/28/24	1,240,356
1,000,000		Alibaba Group Holding Ltd	3.400	12/06/27	948,431
500,000		Alibaba Group Holding Ltd	4.500	11/28/34	518,957
750,000		Alibaba Group Holding Ltd	4.000	12/06/37	716,009
1,000,000		Alibaba Group Holding Ltd	4.200	12/06/47	957,542
750,000		Alibaba Group Holding Ltd	4.400	12/06/57	713,560
1,680,000		America Movil SAB de C.V.	5.000	03/30/20	1,736,120
950,000		America Movil SAB de C.V.	3.125	07/16/22	933,848
440,000		America Movil SAB de C.V.	6.125	03/30/40	526,097
1,625,000		America Movil SAB de C.V.	4.375	07/16/42	1,644,997
1,000,000		AT&T, Inc	2.300	03/11/19	996,350
500,000		AT&T, Inc	3.200	03/01/22	497,205
1,250,000		AT&T, Inc	2.850	02/14/23	1,255,369
500,000		AT&T, Inc	3.800	03/01/24	500,594
1,000,000		AT&T, Inc	4.450	04/01/24	1,031,753
1,250,000		AT&T, Inc	3.400	08/14/24	1,255,724
1,500,000		AT&T, Inc	3.400	05/15/25	1,444,532
1,250,000		AT&T, Inc	4.125	02/17/26	1,252,317
1,300,000		AT&T, Inc	4.250	03/01/27	1,313,320
1,500,000		AT&T, Inc	3.900	08/14/27	1,509,320
4,705,000	g	AT&T, Inc	4.100	02/15/28	4,668,437
8,525,000	g	AT&T, Inc	4.300	02/15/30	8,482,693
1,175,000		AT&T, Inc	4.500	05/15/35	1,149,602
1,500,000		AT&T, Inc	5.250	03/01/37	1,584,715
1,500,000		AT&T, Inc	4.900	08/14/37	1,511,076
145,000		AT&T, Inc	6.000	08/15/40	163,538
92,000		AT&T, Inc	5.350	09/01/40	96,424
100,000		AT&T, Inc	6.375	03/01/41	115,980
550,000		AT&T, Inc	5.150	03/15/42	565,777
2,366,000		AT&T, Inc	4.300	12/15/42	2,192,705
1,250,000		AT&T, Inc	4.800	06/15/44	1,218,099
2,854,000		AT&T, Inc	4.350	06/15/45	2,603,647
1,025,000		AT&T, Inc	4.750	05/15/46	993,846
111

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$750,000	AT&T, Inc	5.650%	02/15/47	$811,434
2,100,000	AT&T, Inc	5.450	03/01/47	2,225,298
1,425,000	AT&T, Inc	4.500	03/09/48	1,315,399
955,000	AT&T, Inc	4.550	03/09/49	890,441
1,250,000	AT&T, Inc	5.150	02/14/50	1,260,405
500,000	AT&T, Inc	5.700	03/01/57	536,805
2,750,000	AT&T, Inc	5.300	08/14/58	2,767,892
300,000	Bell Canada, Inc	4.464	04/01/48	305,298
1,150,000	British Telecommunications plc	9.125	12/15/30	1,679,077
2,850,000	Deutsche Telekom International Finance BV	6.000	07/08/19	2,962,075
1,240,000	Deutsche Telekom International Finance BV	8.750	06/15/30	1,752,090
2,700,000	France Telecom S.A.	4.125	09/14/21	2,801,604
745,000	France Telecom S.A.	9.000	03/01/31	1,089,460
600,000	France Telecom S.A.	5.375	01/13/42	688,489
250,000	Koninklijke KPN NV	8.375	10/01/30	339,430
500,000	Orange S.A.	1.625	11/03/19	489,603
400,000	Orange S.A.	5.500	02/06/44	467,208
200,000	Rogers Communications, Inc	4.100	10/01/23	205,335
1,713,000	Rogers Communications, Inc	3.625	12/15/25	1,705,975
200,000	Rogers Communications, Inc	2.900	11/15/26	188,230
125,000	Rogers Communications, Inc	4.500	03/15/43	126,752
300,000	Rogers Communications, Inc	5.450	10/01/43	346,633
600,000	Rogers Communications, Inc	5.000	03/15/44	656,627
150,000	Rogers Communications, Inc	4.300	02/15/48	150,339
2,020,000	Telefonica Emisiones SAU	5.134	04/27/20	2,097,948
1,000,000	Telefonica Emisiones SAU	4.570	04/27/23	1,051,088
1,175,000	Telefonica Emisiones SAU	4.103	03/08/27	1,173,034
300,000	Telefonica Emisiones SAU	7.045	06/20/36	380,110
1,000,000	Telefonica Emisiones SAU	4.665	03/06/38	1,010,062
1,300,000	Telefonica Emisiones SAU	5.213	03/08/47	1,379,268
1,000,000	Telefonica Emisiones SAU	4.895	03/06/48	1,016,524
392,000	Telefonica Europe BV	8.250	09/15/30	530,381
100,000	Telefonos de Mexico SAB de C.V.	5.500	11/15/19	103,793
200,000	TELUS Corp	2.800	02/16/27	185,606
200,000	TELUS Corp	3.700	09/15/27	198,420
1,350,000	Verizon Communications, Inc	4.150	03/15/24	1,385,035
2,500,000	Verizon Communications, Inc	3.500	11/01/24	2,473,590
5,213,000	Verizon Communications, Inc	3.376	02/15/25	5,121,214
2,750,000	Verizon Communications, Inc	4.125	03/16/27	2,783,701
1,500,000	Verizon Communications, Inc	4.500	08/10/33	1,517,017
3,000,000	Verizon Communications, Inc	4.400	11/01/34	2,958,983
3,400,000	Verizon Communications, Inc	4.272	01/15/36	3,250,291
1,150,000	Verizon Communications, Inc	4.750	11/01/41	1,155,944
1,425,000	Verizon Communications, Inc	3.850	11/01/42	1,252,854
750,000	Verizon Communications, Inc	5.500	03/16/47	829,704
1,818,000	Verizon Communications, Inc	4.522	09/15/48	1,748,576
1,284,000	Verizon Communications, Inc	5.012	04/15/49	1,328,418
3,176,000	Verizon Communications, Inc	5.012	08/21/54	3,153,504
3,654,000	Verizon Communications, Inc	4.672	03/15/55	3,472,778
1,500,000	Vodafone Group plc	5.450	06/10/19	1,546,710
650,000	Vodafone Group plc	4.375	03/16/21	671,781
500,000	Vodafone Group plc	2.500	09/26/22	480,348
112

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$800,000	Vodafone Group plc	2.950%	02/19/23	$777,342
150,000	Vodafone Group plc	6.150	02/27/37	173,449
1,700,000	Vodafone Group plc	4.375	02/19/43	1,606,355
	TOTAL TELECOMMUNICATION SERVICES			120,876,702

TRANSPORTATION - 0.7%
388,955	American Airlines, Inc	3.000	10/15/28	367,150
1,300,000	Boeing Co	1.650	10/30/20	1,266,619
750,000	Boeing Co	2.800	03/01/23	743,591
500,000	Boeing Co	2.850	10/30/24	489,601
400,000	Boeing Co	2.600	10/30/25	381,725
200,000	Boeing Co	2.250	06/15/26	184,744
250,000	Boeing Co	2.800	03/01/27	239,706
500,000	Boeing Co	3.250	03/01/28	494,031
500,000	Boeing Co	3.550	03/01/38	485,015
350,000	Boeing Co	5.875	02/15/40	446,048
300,000	Boeing Co	3.375	06/15/46	275,242
250,000	Boeing Co	3.650	03/01/47	239,822
100,000	Boeing Co	3.625	03/01/48	96,031
555,000	Burlington Northern Santa Fe LLC	4.700	10/01/19	570,492
300,000	Burlington Northern Santa Fe LLC	3.050	03/15/22	300,255
150,000	Burlington Northern Santa Fe LLC	3.050	09/01/22	149,633
500,000	Burlington Northern Santa Fe LLC	3.850	09/01/23	514,640
500,000	Burlington Northern Santa Fe LLC	3.750	04/01/24	510,993
150,000	Burlington Northern Santa Fe LLC	3.400	09/01/24	150,396
300,000	Burlington Northern Santa Fe LLC	3.000	04/01/25	292,597
700,000	Burlington Northern Santa Fe LLC	3.650	09/01/25	709,622
1,150,000	Burlington Northern Santa Fe LLC	3.250	06/15/27	1,131,693
360,000	Burlington Northern Santa Fe LLC	5.750	05/01/40	442,044
250,000	Burlington Northern Santa Fe LLC	5.050	03/01/41	287,264
200,000	Burlington Northern Santa Fe LLC	4.400	03/15/42	210,126
500,000	Burlington Northern Santa Fe LLC	5.150	09/01/43	577,799
500,000	Burlington Northern Santa Fe LLC	4.900	04/01/44	560,836
300,000	Burlington Northern Santa Fe LLC	4.550	09/01/44	322,639
1,000,000	Burlington Northern Santa Fe LLC	4.150	04/01/45	1,018,907
200,000	Burlington Northern Santa Fe LLC	4.700	09/01/45	221,631
750,000	Burlington Northern Santa Fe LLC	3.900	08/01/46	737,870
400,000	Burlington Northern Santa Fe LLC	4.125	06/15/47	411,027
1,175,000	Burlington Northern Santa Fe LLC	4.050	06/15/48	1,180,202
200,000	Canadian National Railway Co	5.550	03/01/19	204,958
500,000	Canadian National Railway Co	2.400	02/03/20	498,029
100,000	Canadian National Railway Co	2.850	12/15/21	99,693
300,000	Canadian National Railway Co	2.250	11/15/22	289,024
200,000	Canadian National Railway Co	2.950	11/21/24	197,193
200,000	Canadian National Railway Co	6.900	07/15/28	254,261
200,000	Canadian National Railway Co	6.250	08/01/34	260,754
250,000	Canadian National Railway Co	3.500	11/15/42	237,085
100,000	Canadian National Railway Co	4.500	11/07/43	109,619
400,000	Canadian National Railway Co	3.200	08/02/46	360,393
500,000	Canadian National Railway Co	3.650	02/03/48	483,648
1,800,000	Canadian Pacific Railway Co	2.900	02/01/25	1,729,398
200,000	Canadian Pacific Railway Co	7.125	10/15/31	260,584
250,000	Canadian Pacific Railway Co	5.950	05/15/37	315,165
113

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Canadian Pacific Railway Co	6.125%	09/15/15	$249,229
200,000	Carnival Corp	3.950	10/15/20	205,024
276,936	Continental Airlines, Inc	4.750	01/12/21	283,666
24,444	Continental Airlines, Inc	5.983	04/19/22	26,160
389,258	Continental Airlines, Inc	4.150	04/11/24	393,462
159,487	Continental Airlines, Inc	4.000	10/29/24	162,278
125,000	CSX Corp	3.700	11/01/23	126,823
300,000	CSX Corp	3.400	08/01/24	299,209
200,000	CSX Corp	3.350	11/01/25	195,404
1,200,000	CSX Corp	2.600	11/01/26	1,094,546
500,000	CSX Corp	3.250	06/01/27	477,592
750,000	CSX Corp	3.800	03/01/28	747,258
100,000	CSX Corp	6.000	10/01/36	121,713
200,000	CSX Corp	6.150	05/01/37	247,974
400,000	CSX Corp	5.500	04/15/41	462,107
350,000	CSX Corp	4.400	03/01/43	351,641
100,000	CSX Corp	4.100	03/15/44	96,772
675,000	CSX Corp	3.800	11/01/46	619,446
750,000	CSX Corp	4.300	03/01/48	744,431
200,000	CSX Corp	3.950	05/01/50	184,250
300,000	CSX Corp	4.500	08/01/54	296,048
150,000	CSX Corp	4.250	11/01/66	135,861
300,000	CSX Corp	4.650	03/01/68	290,429
222,545	Delta Air Lines, Inc	5.300	04/15/19	226,640
150,000	Delta Air Lines, Inc	2.875	03/13/20	149,006
110,159	Delta Air Lines, Inc	4.750	05/07/20	112,395
125,000	Delta Air Lines, Inc	2.600	12/04/20	122,630
700,000	Delta Air Lines, Inc	3.625	03/15/22	698,943
111,566	Delta Air Lines, Inc	3.625	07/30/27	110,395
100,000	FedEx Corp	2.300	02/01/20	98,939
300,000	FedEx Corp	4.000	01/15/24	309,892
100,000	FedEx Corp	3.200	02/01/25	97,584
300,000	FedEx Corp	3.250	04/01/26	291,331
400,000	FedEx Corp	3.300	03/15/27	387,805
1,250,000	FedEx Corp	3.400	02/15/28	1,212,106
1,000,000	FedEx Corp	4.900	01/15/34	1,077,657
200,000	FedEx Corp	3.900	02/01/35	193,125
600,000	FedEx Corp	3.875	08/01/42	561,412
750,000	FedEx Corp	4.750	11/15/45	782,098
300,000	FedEx Corp	4.550	04/01/46	302,092
200,000	FedEx Corp	4.400	01/15/47	197,129
550,000	FedEx Corp	4.050	02/15/48	515,434
200,000	FedEx Corp	4.500	02/01/65	184,164
200,000	GATX Corp	2.500	03/15/19	199,232
100,000	GATX Corp	2.600	03/30/20	99,078
500,000	GATX Corp	3.250	09/15/26	469,733
200,000	GATX Corp	3.500	03/15/28	189,575
225,000	GATX Corp	5.200	03/15/44	242,445
200,000	JB Hunt Transport Services, Inc	3.300	08/15/22	199,035
100,000	Kansas City Southern	3.000	05/15/23	96,916
100,000	Kansas City Southern	3.125	06/01/26	94,875
100,000	Kansas City Southern	4.300	05/15/43	97,954
114

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$175,000		Kansas City Southern	4.950%	08/15/45	$187,606
200,000		Kirby Corp	4.200	03/01/28	199,927
100,000		Norfolk Southern Corp	3.250	12/01/21	100,601
250,000		Norfolk Southern Corp	3.000	04/01/22	248,127
1,291,000		Norfolk Southern Corp	2.903	02/15/23	1,267,203
200,000		Norfolk Southern Corp	3.850	01/15/24	204,747
81,000		Norfolk Southern Corp	5.590	05/17/25	90,490
200,000		Norfolk Southern Corp	2.900	06/15/26	190,228
300,000		Norfolk Southern Corp	3.150	06/01/27	285,457
16,000		Norfolk Southern Corp	4.837	10/01/41	17,401
750,000		Norfolk Southern Corp	3.950	10/01/42	726,507
75,000		Norfolk Southern Corp	4.800	08/15/43	80,217
300,000		Norfolk Southern Corp	4.450	06/15/45	310,697
200,000		Norfolk Southern Corp	4.650	01/15/46	212,982
128,000	g	Norfolk Southern Corp	3.942	11/01/47	122,980
775,000		Norfolk Southern Corp	4.150	02/28/48	766,475
750,000		Northrop Grumman Corp	2.080	10/15/20	733,806
650,000		Northrop Grumman Corp	3.500	03/15/21	657,514
1,000,000		Northrop Grumman Corp	2.550	10/15/22	968,784
400,000		Northrop Grumman Corp	3.250	08/01/23	397,173
750,000		Northrop Grumman Corp	2.930	01/15/25	718,729
300,000		Northrop Grumman Corp	3.200	02/01/27	288,345
850,000		Northrop Grumman Corp	3.250	01/15/28	810,766
100,000		Northrop Grumman Corp	5.050	11/15/40	111,902
400,000		Northrop Grumman Corp	4.750	06/01/43	429,984
300,000		Northrop Grumman Corp	3.850	04/15/45	279,530
1,150,000		Northrop Grumman Corp	4.030	10/15/47	1,101,934
500,000		Royal Caribbean Cruises Ltd	2.650	11/28/20	492,452
500,000		Royal Caribbean Cruises Ltd	3.700	03/15/28	478,951
200,000		Ryder System, Inc	2.450	09/03/19	198,517
1,400,000		Ryder System, Inc	2.500	05/11/20	1,382,119
200,000		Ryder System, Inc	2.250	09/01/21	193,117
200,000		Ryder System, Inc	3.450	11/15/21	200,685
500,000		Ryder System, Inc	2.500	09/01/22	480,584
200,000		Ryder System, Inc	3.400	03/01/23	199,325
100,000		Southwest Airlines Co	2.750	11/06/19	99,809
400,000		Southwest Airlines Co	2.650	11/05/20	395,738
200,000		Southwest Airlines Co	2.750	11/16/22	195,436
200,000		Southwest Airlines Co	3.000	11/15/26	188,013
200,000		Southwest Airlines Co	3.450	11/16/27	193,259
89,684		Spirit Airlines, Inc	4.100	04/01/28	89,505
450,000		Union Pacific Corp	2.250	06/19/20	445,491
331,000		Union Pacific Corp	4.163	07/15/22	345,594
500,000		Union Pacific Corp	2.950	01/15/23	496,324
277,000		Union Pacific Corp	3.646	02/15/24	282,655
200,000		Union Pacific Corp	3.750	03/15/24	204,207
200,000		Union Pacific Corp	3.250	01/15/25	198,397
200,000		Union Pacific Corp	3.250	08/15/25	197,346
300,000		Union Pacific Corp	2.750	03/01/26	285,711
1,000,000		Union Pacific Corp	3.000	04/15/27	963,598
100,000		Union Pacific Corp	3.375	02/01/35	94,086
100,000		Union Pacific Corp	3.600	09/15/37	96,137
100,000		Union Pacific Corp	4.300	06/15/42	103,235
115

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$150,000		Union Pacific Corp	4.250%	04/15/43	$153,761
200,000		Union Pacific Corp	4.050	11/15/45	201,452
200,000		Union Pacific Corp	3.350	08/15/46	179,768
300,000		Union Pacific Corp	4.000	04/15/47	301,840
770,000		Union Pacific Corp	3.799	10/01/51	732,656
200,000		Union Pacific Corp	3.875	02/01/55	189,094
300,000		Union Pacific Corp	4.375	11/15/65	302,956
200,000		Union Pacific Corp	4.100	09/15/67	190,873
186,266	†	Union Pacific Railroad Co	2.695	05/12/27	177,418
1,105,000		United Parcel Service, Inc	3.125	01/15/21	1,113,413
300,000		United Parcel Service, Inc	2.050	04/01/21	293,357
500,000		United Parcel Service, Inc	2.350	05/16/22	487,717
1,400,000		United Parcel Service, Inc	2.450	10/01/22	1,363,428
500,000		United Parcel Service, Inc	2.500	04/01/23	484,313
300,000		United Parcel Service, Inc	2.800	11/15/24	288,583
125,000		United Parcel Service, Inc	2.400	11/15/26	114,808
500,000		United Parcel Service, Inc	3.050	11/15/27	480,904
35,000		United Parcel Service, Inc	6.200	01/15/38	45,197
450,000		United Parcel Service, Inc	3.625	10/01/42	423,425
400,000		United Parcel Service, Inc	3.400	11/15/46	359,581
500,000		United Parcel Service, Inc	3.750	11/15/47	477,097
		TOTAL TRANSPORTATION			66,812,782

UTILITIES - 2.0%
200,000		AEP Texas, Inc	2.400	10/01/22	192,429
200,000		AEP Texas, Inc	3.800	10/01/47	189,560
100,000		AEP Transmission Co LLC	3.100	12/01/26	96,430
100,000	g	AEP Transmission Co LLC	3.100	12/01/26	96,430
600,000		AEP Transmission Co LLC	4.000	12/01/46	598,835
200,000	g	AEP Transmission Co LLC	3.750	12/01/47	188,848
370,000		AGL Capital Corp	5.250	08/15/19	381,765
400,000		AGL Capital Corp	3.250	06/15/26	383,372
275,000		AGL Capital Corp	4.400	06/01/43	275,578
200,000		Alabama Power Co	2.450	03/30/22	195,090
475,000		Alabama Power Co	3.550	12/01/23	481,300
200,000		Alabama Power Co	3.850	12/01/42	199,054
400,000		Alabama Power Co	3.750	03/01/45	387,199
300,000		Alabama Power Co	4.300	01/02/46	316,457
750,000		Alabama Power Co	3.700	12/01/47	717,860
300,000		Ameren Corp	2.700	11/15/20	296,772
600,000		Ameren Illinois Co	2.700	09/01/22	587,419
370,000		Ameren Illinois Co	3.250	03/01/25	366,758
125,000		Ameren Illinois Co	4.150	03/15/46	129,627
1,000,000		Ameren Illinois Co	3.700	12/01/47	963,904
125,000		American Electric Power Co, Inc	2.150	11/13/20	122,269
200,000		American Electric Power Co, Inc	3.200	11/13/27	190,458
500,000		American Water Capital Corp	3.850	03/01/24	514,154
300,000		American Water Capital Corp	3.400	03/01/25	300,386
200,000		American Water Capital Corp	2.950	09/01/27	189,763
225,000		American Water Capital Corp	4.300	12/01/42	241,406
150,000		American Water Capital Corp	4.300	09/01/45	156,912
100,000		American Water Capital Corp	4.000	12/01/46	100,326
116

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$825,000		American Water Capital Corp	3.750%	09/01/47	$787,602
200,000		Appalachian Power Co	3.300	06/01/27	193,763
140,000		Appalachian Power Co	7.000	04/01/38	191,467
150,000		Arizona Public Service Co	8.750	03/01/19	158,042
200,000		Arizona Public Service Co	2.950	09/15/27	190,427
350,000		Arizona Public Service Co	4.500	04/01/42	378,452
200,000		Arizona Public Service Co	4.350	11/15/45	211,222
410,000		Arizona Public Service Co	3.750	05/15/46	394,806
100,000		Atmos Energy Corp	8.500	03/15/19	105,270
650,000		Atmos Energy Corp	3.000	06/15/27	626,760
100,000		Atmos Energy Corp	5.500	06/15/41	119,957
125,000		Atmos Energy Corp	4.150	01/15/43	130,964
300,000		Atmos Energy Corp	4.125	10/15/44	310,070
275,000		Avangrid, Inc	3.150	12/01/24	266,851
100,000		Baltimore Gas & Electric Co	3.500	11/15/21	101,391
400,000		Baltimore Gas & Electric Co	3.350	07/01/23	401,887
200,000		Baltimore Gas & Electric Co	2.400	08/15/26	183,710
150,000		Baltimore Gas & Electric Co	3.500	08/15/46	138,010
200,000		Baltimore Gas & Electric Co	3.750	08/15/47	192,057
325,000		Berkshire Hathaway Energy Co	2.400	02/01/20	322,270
200,000	g	Berkshire Hathaway Energy Co	2.375	01/15/21	196,604
200,000	g	Berkshire Hathaway Energy Co	2.800	01/15/23	195,841
200,000		Berkshire Hathaway Energy Co	3.750	11/15/23	203,879
350,000		Berkshire Hathaway Energy Co	3.500	02/01/25	349,038
175,000	g	Berkshire Hathaway Energy Co	3.250	04/15/28	168,766
200,000		Berkshire Hathaway Energy Co	5.150	11/15/43	229,827
500,000		Berkshire Hathaway Energy Co	4.500	02/01/45	533,545
400,000	g	Berkshire Hathaway Energy Co	3.800	07/15/48	380,549
200,000		Black Hills Corp	4.250	11/30/23	206,151
100,000		Black Hills Corp	3.950	01/15/26	101,679
100,000		Black Hills Corp	3.150	01/15/27	94,071
200,000		Black Hills Corp	4.200	09/15/46	196,597
350,000		Carolina Power & Light Co	3.000	09/15/21	350,981
150,000		Carolina Power & Light Co	2.800	05/15/22	148,575
100,000		Carolina Power & Light Co	4.100	05/15/42	102,894
300,000		Carolina Power & Light Co	4.100	03/15/43	306,281
400,000		CenterPoint Energy Houston Electric LLC	2.250	08/01/22	383,941
200,000		CenterPoint Energy Houston Electric LLC	2.400	09/01/26	184,868
300,000		CenterPoint Energy Houston Electric LLC	3.000	02/01/27	288,421
100,000		CenterPoint Energy Houston Electric LLC	6.950	03/15/33	133,589
100,000		CenterPoint Energy Houston Electric LLC	3.550	08/01/42	94,873
300,000		CenterPoint Energy Houston Electric LLC	4.500	04/01/44	329,579
300,000		CenterPoint Energy Houston Electric LLC	3.950	03/01/48	301,979
423,000		CenterPoint Energy Resources Corp	4.500	01/15/21	436,330
200,000		CenterPoint Energy Resources Corp	3.550	04/01/23	200,546
200,000		CenterPoint Energy Resources Corp	4.000	04/01/28	201,103
700,000		CenterPoint Energy Resources Corp	4.100	09/01/47	681,911
200,000		CenterPoint Energy, Inc	2.500	09/01/22	193,761
200,000		Cleco Corporate Holdings LLC	3.743	05/01/26	190,255
200,000		Cleco Corporate Holdings LLC	4.973	05/01/46	205,220
790,000		CMS Energy Corp	3.450	08/15/27	765,880
300,000		Columbia Pipeline Group, Inc	3.300	06/01/20	299,338
300,000		Columbia Pipeline Group, Inc	4.500	06/01/25	302,631
117

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Columbia Pipeline Group, Inc	5.800%	06/01/45	$344,552
775,000	Commonwealth Edison Co	4.000	08/01/20	792,374
250,000	Commonwealth Edison Co	2.550	06/15/26	232,879
2,355,000	Commonwealth Edison Co	2.950	08/15/27	2,248,141
387,000	Commonwealth Edison Co	5.900	03/15/36	475,695
200,000	Commonwealth Edison Co	3.800	10/01/42	196,688
300,000	Commonwealth Edison Co	4.600	08/15/43	327,913
300,000	Commonwealth Edison Co	4.700	01/15/44	334,978
100,000	Commonwealth Edison Co	3.700	03/01/45	94,992
250,000	Commonwealth Edison Co	3.650	06/15/46	235,840
400,000	Commonwealth Edison Co	3.750	08/15/47	382,734
1,000,000	Commonwealth Edison Co	4.000	03/01/48	1,003,194
200,000	Connecticut Light & Power Co	2.500	01/15/23	193,612
125,000	Connecticut Light & Power Co	3.200	03/15/27	122,186
400,000	Connecticut Light & Power Co	4.300	04/15/44	425,420
250,000	Connecticut Light & Power Co	4.150	06/01/45	260,178
300,000	Connecticut Light & Power Co	4.000	04/01/48	306,167
60,000	Consolidated Edison Co of New York, Inc	6.650	04/01/19	62,176
1,390,000	Consolidated Edison Co of New York, Inc	4.450	06/15/20	1,439,110
300,000	Consolidated Edison Co of New York, Inc	3.125	11/15/27	292,484
325,000	Consolidated Edison Co of New York, Inc	5.700	06/15/40	401,257
200,000	Consolidated Edison Co of New York, Inc	4.200	03/15/42	205,572
550,000	Consolidated Edison Co of New York, Inc	3.950	03/01/43	548,013
600,000	Consolidated Edison Co of New York, Inc	4.450	03/15/44	636,593
150,000	Consolidated Edison Co of New York, Inc	4.500	12/01/45	160,764
400,000	Consolidated Edison Co of New York, Inc	3.850	06/15/46	390,236
400,000	Consolidated Edison Co of New York, Inc	3.875	06/15/47	391,079
200,000	Consolidated Edison Co of New York, Inc	4.625	12/01/54	219,744
200,000	Consolidated Edison Co of New York, Inc	4.300	12/01/56	207,279
1,300,000	Consolidated Edison Co of New York, Inc	4.000	11/15/57	1,270,890
200,000	Consolidated Edison, Inc	2.000	03/15/20	196,592
100,000	Consolidated Edison, Inc	2.000	05/15/21	96,555
730,000	Consumers Energy Co	6.125	03/15/19	753,645
150,000	Consumers Energy Co	2.850	05/15/22	148,306
200,000	Consumers Energy Co	3.375	08/15/23	200,737
250,000	Consumers Energy Co	3.950	05/15/43	252,532
100,000	Consumers Energy Co	3.250	08/15/46	89,321
600,000	Consumers Energy Co	3.950	07/15/47	611,869
200,000	Delmarva Power & Light Co	3.500	11/15/23	201,390
200,000	Delmarva Power & Light Co	4.150	05/15/45	206,316
500,000	Dominion Energy, Inc	2.579	07/01/20	493,621
150,000	Dominion Gas Holdings LLC	2.500	12/15/19	148,614
250,000	Dominion Gas Holdings LLC	2.800	11/15/20	247,551
200,000	Dominion Gas Holdings LLC	3.550	11/01/23	201,812
200,000	Dominion Gas Holdings LLC	3.600	12/15/24	200,106
200,000	Dominion Gas Holdings LLC	4.800	11/01/43	213,814
200,000	Dominion Gas Holdings LLC	4.600	12/15/44	209,183
150,000	Dominion Resources, Inc	1.600	08/15/19	147,406
1,700,000	Dominion Resources, Inc	4.450	03/15/21	1,752,419
400,000	Dominion Resources, Inc (Step Bond)	2.962	07/01/19	399,237
600,000	Dominion Resources, Inc (Step Bond)	4.104	04/01/21	612,680
125,000	Dominion Resources, Inc	2.000	08/15/21	119,347
118

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Dominion Resources, Inc	3.625%	12/01/24	$198,112
150,000	Dominion Resources, Inc	2.850	08/15/26	138,920
200,000	Dominion Resources, Inc	5.950	06/15/35	236,347
100,000	Dominion Resources, Inc	4.050	09/15/42	96,093
200,000	Dominion Resources, Inc	4.700	12/01/44	210,438
300,000	Dominion Resources, Inc	5.750	10/01/54	316,950
100,000	DTE Electric Co	3.700	06/01/46	97,983
500,000	DTE Electric Co	3.750	08/15/47	488,348
200,000	DTE Energy Co	3.300	06/15/22	199,879
200,000	DTE Energy Co	3.800	03/15/27	197,269
400,000	DTE Energy Electric Company	3.450	10/01/20	405,361
200,000	DTE Energy Electric Company	3.850	12/01/23	204,006
200,000	DTE Energy Electric Company	3.650	03/15/24	205,973
200,000	DTE Energy Electric Company	3.500	06/01/24	197,634
200,000	DTE Energy Electric Company	4.000	04/01/43	203,275
200,000	DTE Energy Electric Company	4.300	07/01/44	212,248
300,000	DTE Energy Electric Company	3.700	03/15/45	289,960
125,000	Duke Energy Carolinas LLC	4.300	06/15/20	128,347
200,000	Duke Energy Carolinas LLC	2.500	03/15/23	194,407
2,000,000	Duke Energy Carolinas LLC	3.050	03/15/23	1,995,732
200,000	Duke Energy Carolinas LLC	2.950	12/01/26	192,820
500,000	Duke Energy Carolinas LLC	4.000	09/30/42	502,643
300,000	Duke Energy Carolinas LLC	3.750	06/01/45	289,833
200,000	Duke Energy Carolinas LLC	3.875	03/15/46	196,998
1,750,000	Duke Energy Carolinas LLC	3.700	12/01/47	1,683,738
1,500,000	Duke Energy Carolinas LLC	3.950	03/15/48	1,512,090
746,000	Duke Energy Corp	5.050	09/15/19	766,665
250,000	Duke Energy Corp	1.800	09/01/21	237,914
300,000	Duke Energy Corp	3.050	08/15/22	295,574
300,000	Duke Energy Corp	3.950	10/15/23	306,004
1,375,000	Duke Energy Corp	2.650	09/01/26	1,254,076
300,000	Duke Energy Corp	4.800	12/15/45	322,088
2,000,000	Duke Energy Corp	3.750	09/01/46	1,809,883
1,200,000	Duke Energy Florida LLC	3.200	01/15/27	1,170,928
500,000	Duke Energy Florida LLC	3.400	10/01/46	453,698
300,000	Duke Energy Indiana LLC	3.750	05/15/46	288,030
200,000	Duke Energy Indiana, Inc	4.900	07/15/43	225,838
200,000	Duke Energy Ohio, Inc	3.700	06/15/46	191,021
300,000	Duke Energy Progress LLC	3.250	08/15/25	298,384
300,000	Duke Energy Progress LLC	4.200	08/15/45	310,887
500,000	Duke Energy Progress LLC	3.700	10/15/46	484,074
200,000	Duke Energy Progress LLC	3.600	09/15/47	189,176
400,000	Duke Energy Progress, Inc	4.375	03/30/44	429,722
500,000	Duke Energy Progress, Inc	4.150	12/01/44	512,433
200,000	Edison International	2.125	04/15/20	196,301
200,000	Edison International	2.400	09/15/22	190,637
200,000	Edison International	2.950	03/15/23	194,414
300,000	Edison International	4.125	03/15/28	301,713
200,000	El Paso Electric Co	5.000	12/01/44	211,399
300,000	Emera US Finance LP	2.150	06/15/19	296,416
300,000	Emera US Finance LP	2.700	06/15/21	293,128
800,000	Emera US Finance LP	3.550	06/15/26	763,529
119

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Emera US Finance LP	4.750%	06/15/46	$300,563
50,000	Empresa Nacional de Electricidad S.A.	4.250	04/15/24	50,668
125,000	Entergy Arkansas, Inc	3.750	02/15/21	127,389
175,000	Entergy Arkansas, Inc	3.700	06/01/24	178,730
600,000	Entergy Arkansas, Inc	3.500	04/01/26	598,137
200,000	Entergy Corp	5.125	09/15/20	208,212
200,000	Entergy Corp	4.000	07/15/22	204,081
300,000	Entergy Corp	2.950	09/01/26	279,038
200,000	Entergy Louisiana LLC	4.050	09/01/23	204,667
200,000	Entergy Louisiana LLC	2.400	10/01/26	184,196
200,000	Entergy Louisiana LLC	3.120	09/01/27	192,384
200,000	Entergy Louisiana LLC	3.250	04/01/28	193,392
1,500,000	Entergy Louisiana LLC	4.000	03/15/33	1,528,141
300,000	Entergy Louisiana LLC	4.950	01/15/45	306,517
200,000	Entergy Mississippi, Inc	2.850	06/01/28	186,578
500,000	Eversource Energy	2.500	03/15/21	492,286
300,000	Eversource Energy	2.750	03/15/22	293,958
300,000	Eversource Energy	2.900	10/01/24	287,930
200,000	Eversource Energy	3.300	01/15/28	192,571
825,000	Exelon Corp	2.850	06/15/20	817,494
1,122,000	Exelon Corp	2.450	04/15/21	1,096,383
1,000,000	Exelon Corp	3.497	06/01/22	990,102
300,000	Exelon Corp	3.950	06/15/25	300,728
200,000	Exelon Corp	3.400	04/15/26	193,007
500,000	Exelon Corp	4.950	06/15/35	550,010
200,000	Exelon Corp	4.450	04/15/46	203,653
150,000	Exelon Generation Co LLC	3.400	03/15/22	150,081
200,000	Exelon Generation Co LLC	4.250	06/15/22	205,833
371,000	Exelon Generation Co LLC	5.600	06/15/42	380,636
500,000	FirstEnergy Corp	2.850	07/15/22	484,821
1,750,000	FirstEnergy Corp	3.900	07/15/27	1,717,465
1,250,000	FirstEnergy Corp	4.850	07/15/47	1,312,507
400,000	Florida Power & Light Co	2.750	06/01/23	392,015
500,000	Florida Power & Light Co	3.250	06/01/24	501,696
907,000	Florida Power & Light Co	3.125	12/01/25	896,885
400,000	Florida Power & Light Co	5.250	02/01/41	480,021
100,000	Florida Power & Light Co	4.125	02/01/42	103,784
200,000	Florida Power & Light Co	4.050	06/01/42	206,717
450,000	Florida Power & Light Co	3.800	12/15/42	448,148
400,000	Florida Power & Light Co	4.050	10/01/44	413,137
500,000	Florida Power & Light Co	3.700	12/01/47	488,321
1,250,000	Florida Power & Light Co	3.950	03/01/48	1,266,010
1,200,000	Florida Power Corp	3.100	08/15/21	1,205,108
165,000	Florida Power Corp	6.400	06/15/38	219,075
300,000	Florida Power Corp	3.850	11/15/42	294,570
175,000	Fortis, Inc	2.100	10/04/21	167,257
675,000	Fortis, Inc	3.055	10/04/26	625,153
2,500,000	Georgia Power Co	2.000	09/08/20	2,442,812
100,000	Georgia Power Co	3.250	04/01/26	97,392
700,000	Georgia Power Co	3.250	03/30/27	675,825
177,000	Georgia Power Co	5.950	02/01/39	220,966
700,000	Georgia Power Co	4.300	03/15/43	714,025
120

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Great Plains Energy, Inc	4.850%	06/01/21	$207,024
200,000		Gulf Power Co	3.300	05/30/27	194,654
80,000		Indiana Michigan Power Co	7.000	03/15/19	83,008
225,000		Indiana Michigan Power Co	4.550	03/15/46	238,403
100,000		Indiana Michigan Power Co	3.750	07/01/47	94,246
500,000		Interstate Power & Light Co	3.250	12/01/24	492,187
100,000		Interstate Power & Light Co	6.250	07/15/39	129,303
100,000		Interstate Power & Light Co	3.700	09/15/46	94,837
300,000	g	ITC Holdings Corp	2.700	11/15/22	290,998
300,000		ITC Holdings Corp	3.650	06/15/24	299,728
100,000		ITC Holdings Corp	3.250	06/30/26	95,952
300,000	g	ITC Holdings Corp	3.350	11/15/27	286,366
200,000		Kansas City Power & Light Co	3.650	08/15/25	200,486
100,000		Kansas City Power & Light Co	5.300	10/01/41	113,815
650,000		Kansas City Power & Light Co	4.200	06/15/47	649,354
100,000		Kansas City Power & Light Co	4.200	03/15/48	102,782
20,000	g	Kansas Gas & Electric	6.700	06/15/19	20,897
250,000		KeySpan Corp	5.803	04/01/35	302,313
320,000		LG&E and KU Energy LLC	3.750	11/15/20	324,492
225,000		Louisville Gas & Electric Co	3.300	10/01/25	222,722
300,000		MidAmerican Energy Co	2.400	03/15/19	298,995
300,000		MidAmerican Energy Co	3.500	10/15/24	304,348
1,500,000		MidAmerican Energy Co	3.100	05/01/27	1,456,275
200,000		MidAmerican Energy Co	4.800	09/15/43	226,622
200,000		MidAmerican Energy Co	4.400	10/15/44	214,756
200,000		MidAmerican Energy Co	4.250	05/01/46	210,496
500,000		MidAmerican Energy Co	3.950	08/01/47	505,949
1,000,000		MidAmerican Energy Co	3.650	08/01/48	959,702
1,032,000		MidAmerican Energy Holdings Co	5.950	05/15/37	1,285,515
500,000		Mississippi Power Co	3.950	03/30/28	502,772
750,000		Mississippi Power Co	4.250	03/15/42	732,742
100,000		National Fuel Gas Co	4.900	12/01/21	103,787
200,000		National Fuel Gas Co	3.750	03/01/23	199,324
300,000		National Fuel Gas Co	5.200	07/15/25	314,329
200,000		National Fuel Gas Co	3.950	09/15/27	193,811
45,000		Nevada Power Co	7.125	03/15/19	46,785
125,000		NextEra Energy Capital Holdings, Inc	2.300	04/01/19	124,331
100,000		NextEra Energy Capital Holdings, Inc	2.700	09/15/19	99,685
500,000		NextEra Energy Capital Holdings, Inc	4.500	06/01/21	517,010
300,000		NextEra Energy Capital Holdings, Inc	2.800	01/15/23	291,845
750,000		NextEra Energy Capital Holdings, Inc	3.550	05/01/27	728,347
150,000		NiSource Finance Corp	2.650	11/17/22	145,115
800,000		NiSource Finance Corp	3.490	05/15/27	773,078
100,000		NiSource Finance Corp	5.950	06/15/41	119,909
200,000		NiSource Finance Corp	5.250	02/15/43	222,928
150,000		NiSource Finance Corp	4.800	02/15/44	158,737
815,000		NiSource Finance Corp	5.650	02/01/45	952,091
200,000		NiSource Finance Corp	3.950	03/30/48	187,594
300,000		Northeast Utilities	2.800	05/01/23	291,436
800,000		Northern States Power Co	2.200	08/15/20	790,252
150,000		Northern States Power Co	2.150	08/15/22	143,967
300,000		Northern States Power Co	2.600	05/15/23	293,318
425,000		Northern States Power Co	5.350	11/01/39	513,254
121

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Northern States Power Co	3.400%	08/15/42	$185,730
150,000		Northern States Power Co	4.000	08/15/45	153,114
175,000		Northern States Power Co	3.600	05/15/46	166,718
1,550,000		Northern States Power Co	3.600	09/15/47	1,475,732
200,000		NorthWestern Corp	4.176	11/15/44	203,289
200,000		NSTAR Electric Co	2.375	10/15/22	193,998
1,300,000		NSTAR Electric Co	3.200	05/15/27	1,270,567
200,000	g	Nvent Finance Sarl	3.950	04/15/23	200,519
200,000	g	Nvent Finance Sarl	4.550	04/15/28	200,782
500,000		Oglethorpe Power Corp	5.250	09/01/50	547,098
600,000		Ohio Power Co	5.375	10/01/21	645,548
500,000		Ohio Power Co	4.150	04/01/48	508,609
200,000		Oklahoma Gas & Electric Co	4.150	04/01/47	207,367
200,000		Oklahoma Gas & Electric Co	3.850	08/15/47	196,811
150,000		Oncor Electric Delivery Co LLC	4.100	06/01/22	155,257
400,000		Oncor Electric Delivery Co LLC	2.950	04/01/25	385,667
70,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	96,588
100,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	119,304
550,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	600,904
150,000		Oncor Electric Delivery Co LLC	5.300	06/01/42	180,412
300,000		Oncor Electric Delivery Co LLC	3.750	04/01/45	293,413
400,000	g	Oncor Electric Delivery Co LLC	3.800	09/30/47	390,581
400,000		ONEOK Partners LP	3.375	10/01/22	393,588
200,000		ONEOK Partners LP	5.000	09/15/23	210,886
700,000		ONEOK Partners LP	4.900	03/15/25	730,343
130,000		ONEOK Partners LP	6.650	10/01/36	156,473
250,000		ONEOK Partners LP	6.850	10/15/37	304,841
100,000		ONEOK Partners LP	6.125	02/01/41	113,769
750,000		Pacific Gas & Electric Co	3.500	10/01/20	754,953
400,000		Pacific Gas & Electric Co	3.250	06/15/23	393,475
175,000		Pacific Gas & Electric Co	3.850	11/15/23	178,119
200,000		Pacific Gas & Electric Co	3.750	02/15/24	200,146
500,000		Pacific Gas & Electric Co	3.400	08/15/24	490,214
900,000		Pacific Gas & Electric Co	3.500	06/15/25	877,759
1,200,000		Pacific Gas & Electric Co	3.300	03/15/27	1,138,815
300,000	g	Pacific Gas & Electric Co	3.300	12/01/27	283,698
420,000		Pacific Gas & Electric Co	6.050	03/01/34	500,024
600,000		Pacific Gas & Electric Co	5.400	01/15/40	680,999
150,000		Pacific Gas & Electric Co	3.750	08/15/42	133,945
400,000		Pacific Gas & Electric Co	4.600	06/15/43	403,777
200,000		Pacific Gas & Electric Co	5.125	11/15/43	215,668
300,000		Pacific Gas & Electric Co	4.750	02/15/44	309,159
300,000		Pacific Gas & Electric Co	4.300	03/15/45	289,514
200,000		Pacific Gas & Electric Co	4.250	03/15/46	193,149
600,000		Pacific Gas & Electric Co	4.000	12/01/46	561,500
800,000	g	Pacific Gas & Electric Co	3.950	12/01/47	739,430
250,000		PacifiCorp	2.950	02/01/22	250,221
200,000		PacifiCorp	2.950	06/01/23	197,960
300,000		PacifiCorp	3.600	04/01/24	306,312
850,000		PacifiCorp	6.000	01/15/39	1,097,453
200,000		PECO Energy Co	1.700	09/15/21	191,371
150,000		PECO Energy Co	2.375	09/15/22	146,068
122

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	PECO Energy Co	3.150%	10/15/25	$196,697
200,000	PECO Energy Co	4.150	10/01/44	210,286
200,000	PECO Energy Co	3.700	09/15/47	191,150
1,000,000	PECO Energy Co	3.900	03/01/48	1,000,632
300,000	PG&E Corp	2.400	03/01/19	298,035
200,000	Piedmont Natural Gas Co, Inc	4.650	08/01/43	219,959
200,000	Pinnacle West Capital Corp	2.250	11/30/20	195,209
200,000	Potomac Electric Power Co	3.600	03/15/24	203,287
900,000	Potomac Electric Power Co	4.150	03/15/43	930,721
300,000	PPL Capital Funding, Inc	4.200	06/15/22	308,957
200,000	PPL Capital Funding, Inc	3.500	12/01/22	200,555
400,000	PPL Capital Funding, Inc	3.400	06/01/23	397,417
1,100,000	PPL Capital Funding, Inc	3.950	03/15/24	1,120,523
175,000	PPL Capital Funding, Inc	3.100	05/15/26	165,314
700,000	PPL Capital Funding, Inc	4.000	09/15/47	673,887
300,000	PPL Electric Utilities Corp	4.750	07/15/43	340,489
200,000	PPL Electric Utilities Corp	4.125	06/15/44	209,483
275,000	PPL Electric Utilities Corp	4.150	10/01/45	286,607
500,000	PPL Electric Utilities Corp	3.950	06/01/47	500,284
300,000	Progress Energy, Inc	3.150	04/01/22	297,146
900,000	Progress Energy, Inc	7.750	03/01/31	1,224,256
500,000	PSEG Power LLC	3.000	06/15/21	498,123
150,000	Public Service Co of Colorado	2.250	09/15/22	145,279
150,000	Public Service Co of Colorado	3.600	09/15/42	144,421
100,000	Public Service Co of Colorado	4.300	03/15/44	106,255
200,000	Public Service Co of Colorado	3.800	06/15/47	197,985
100,000	Public Service Electric & Gas Co	1.900	03/15/21	96,887
300,000	Public Service Electric & Gas Co	2.250	09/15/26	273,797
1,450,000	Public Service Electric & Gas Co	3.000	05/15/27	1,393,786
200,000	Public Service Electric & Gas Co	3.950	05/01/42	203,129
100,000	Public Service Electric & Gas Co	3.650	09/01/42	96,620
200,000	Public Service Electric & Gas Co	3.800	01/01/43	197,284
600,000	Public Service Electric & Gas Co	3.800	03/01/46	588,269
200,000	Public Service Electric & Gas Co	3.600	12/01/47	190,986
200,000	Public Service Enterprise Group, Inc	1.600	11/15/19	195,387
500,000	Public Service Enterprise Group, Inc	2.000	11/15/21	476,727
500,000	Public Service Enterprise Group, Inc	2.650	11/15/22	485,833
1,585,000	Puget Energy, Inc	3.650	05/15/25	1,570,683
250,000	Puget Sound Energy, Inc	5.757	10/01/39	310,313
200,000	Puget Sound Energy, Inc	4.300	05/20/45	211,501
150,000	San Diego Gas & Electric Co	3.000	08/15/21	149,837
400,000	San Diego Gas & Electric Co	3.600	09/01/23	409,168
800,000	San Diego Gas & Electric Co	2.500	05/15/26	744,963
300,000	San Diego Gas & Electric Co	3.750	06/01/47	293,953
250,000	Scottish Power Ltd	5.810	03/15/25	280,554
100,000	Sempra Energy	1.625	10/07/19	98,055
200,000	Sempra Energy	2.400	02/01/20	197,844
200,000	Sempra Energy	2.850	11/15/20	198,442
150,000	Sempra Energy	2.875	10/01/22	146,645
500,000	Sempra Energy	2.900	02/01/23	488,951
500,000	Sempra Energy	4.050	12/01/23	513,052
200,000	Sempra Energy	3.550	06/15/24	198,716
200,000	Sempra Energy	3.750	11/15/25	199,041
123

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,300,000	Sempra Energy	3.250%	06/15/27	$1,234,201
500,000	Sempra Energy	3.400	02/01/28	478,154
500,000	Sempra Energy	3.800	02/01/38	470,351
260,000	Sempra Energy	6.000	10/15/39	317,685
500,000	Sempra Energy	4.000	02/01/48	464,905
1,869,000	Sierra Pacific Power Co	2.600	05/01/26	1,741,392
50,000	South Carolina Electric & Gas Co	5.300	05/15/33	55,380
125,000	South Carolina Electric & Gas Co	5.450	02/01/41	140,744
250,000	South Carolina Electric & Gas Co	4.350	02/01/42	248,678
300,000	South Carolina Electric & Gas Co	4.600	06/15/43	305,074
1,000,000	South Carolina Electric & Gas Co	4.100	06/15/46	958,670
200,000	South Carolina Electric & Gas Co	4.500	06/01/64	192,634
500,000	Southern California Edison Co	2.900	03/01/21	499,921
280,000	Southern California Edison Co	3.875	06/01/21	287,183
500,000	Southern California Edison Co	2.400	02/01/22	487,138
400,000	Southern California Edison Co	3.500	10/01/23	404,172
750,000	Southern California Edison Co	3.650	03/01/28	751,119
185,000	Southern California Edison Co	6.050	03/15/39	234,911
300,000	Southern California Edison Co	4.500	09/01/40	319,331
200,000	Southern California Edison Co	4.050	03/15/42	201,001
500,000	Southern California Edison Co	3.900	03/15/43	493,342
500,000	Southern California Edison Co	4.650	10/01/43	546,138
450,000	Southern California Edison Co	3.600	02/01/45	420,417
1,062,000	Southern California Edison Co	4.000	04/01/47	1,056,824
750,000	Southern California Edison Co	4.125	03/01/48	764,559
200,000	Southern California Gas Co	3.150	09/15/24	198,640
200,000	Southern California Gas Co	3.200	06/15/25	199,323
200,000	Southern California Gas Co	2.600	06/15/26	187,926
150,000	Southern California Gas Co	3.750	09/15/42	150,005
400,000	Southern Co	1.850	07/01/19	394,595
300,000	Southern Co	2.750	06/15/20	297,420
400,000	Southern Co	2.350	07/01/21	387,542
400,000	Southern Co	2.950	07/01/23	388,436
1,400,000	Southern Co	3.250	07/01/26	1,329,490
400,000	Southern Co	4.250	07/01/36	406,835
400,000	Southern Co	4.400	07/01/46	399,663
300,000	Southern Co	5.500	03/15/57	311,454
200,000	Southern Co Gas Capital Corp	2.450	10/01/23	189,817
100,000	Southern Co Gas Capital Corp	3.950	10/01/46	94,701
200,000	Southern Co Gas Capital Corp	4.400	05/30/47	202,299
550,000	Southern Natural Gas Co	4.400	06/15/21	565,777
300,000	Southern Power Co	1.950	12/15/19	294,720
500,000	Southern Power Co	2.375	06/01/20	492,983
300,000	Southern Power Co	2.500	12/15/21	291,916
200,000	Southern Power Co	4.150	12/01/25	205,360
300,000	Southern Power Co	4.950	12/15/46	310,452
150,000	Southwest Gas Corp	3.700	04/01/28	150,986
100,000	Southwest Gas Corp	3.800	09/29/46	97,282
500,000	Southwestern Electric Power Co	2.750	10/01/26	467,266
400,000	Southwestern Electric Power Co	6.200	03/15/40	507,483
750,000	Southwestern Electric Power Co	3.850	02/01/48	710,971
124

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$600,000		Southwestern Public Service Co	4.500%	08/15/41	$649,389
300,000		Southwestern Public Service Co	3.400	08/15/46	277,026
225,000		Southwestern Public Service Co	3.700	08/15/47	215,755
500,000		Stanford Health Care	3.795	11/15/48	499,996
100,000		Tampa Electric Co	4.100	06/15/42	99,512
175,000		Tampa Electric Co	4.350	05/15/44	180,897
300,000		TC PipeLines LP	4.375	03/13/25	302,473
200,000		TC PipeLines LP	3.900	05/25/27	191,183
200,000		TECO Finance, Inc	5.150	03/15/20	207,055
200,000		Tennessee Gas Pipeline Co	7.000	10/15/28	238,752
12,000		Toledo Edison Co	7.250	05/01/20	12,869
300,000		Toledo Edison Co	6.150	05/15/37	372,649
300,000		TransAlta Corp	4.500	11/15/22	302,853
500,000		Transcontinental Gas Pipe Line Co LLC	7.850	02/01/26	614,908
500,000	g	Transcontinental Gas Pipe Line Co LLC	4.000	03/15/28	487,935
125,000		Transcontinental Gas Pipe Line Co LLC	4.450	08/01/42	121,654
250,000	g	Transcontinental Gas Pipe Line Co LLC	4.600	03/15/48	241,554
200,000		Tucson Electric Power Co	3.050	03/15/25	193,554
300,000		Union Electric Co	3.500	04/15/24	306,469
200,000		Union Electric Co	2.950	06/15/27	191,142
100,000		Union Electric Co	8.450	03/15/39	157,964
100,000		Union Electric Co	3.900	09/15/42	100,790
100,000		Union Electric Co	3.650	04/15/45	95,822
100,000		United Utilities plc	6.875	08/15/28	120,247
825,000		Virginia Electric & Power Co	3.150	01/15/26	797,097
900,000		Virginia Electric & Power Co	2.950	11/15/26	853,590
3,000,000		Virginia Electric & Power Co	3.800	04/01/28	3,035,288
1,100,000		Virginia Electric & Power Co	4.000	11/15/46	1,085,225
700,000		Virginia Electric & Power Co	3.800	09/15/47	674,842
409,000		Virginia Electric and Power Co	2.750	03/15/23	400,769
500,000		Virginia Electric and Power Co	3.450	02/15/24	501,371
200,000		Virginia Electric and Power Co	3.100	05/15/25	193,978
350,000		Virginia Electric and Power Co	6.000	05/15/37	436,149
160,000		Virginia Electric and Power Co	4.000	01/15/43	158,609
250,000		Virginia Electric and Power Co	4.650	08/15/43	271,480
400,000		Virginia Electric and Power Co	4.450	02/15/44	422,868
200,000		Virginia Electric and Power Co	4.200	05/15/45	204,010
200,000		Washington Gas Light Co	3.796	09/15/46	196,927
200,000		WEC Energy Group, Inc	2.450	06/15/20	197,641
1,520,000		WEC Energy Group, Inc	3.550	06/15/25	1,511,213
100,000		Westar Energy, Inc	2.550	07/01/26	93,090
500,000		Westar Energy, Inc	4.125	03/01/42	516,818
175,000		Westar Energy, Inc	4.100	04/01/43	179,819
200,000		Wisconsin Electric Power Co	5.625	05/15/33	236,525
325,000		Wisconsin Power & Light Co	3.050	10/15/27	311,405
200,000		Wisconsin Public Service Corp	4.752	11/01/44	222,972
100,000		Xcel Energy, Inc	4.700	05/15/20	102,739
300,000		Xcel Energy, Inc	2.400	03/15/21	294,182
300,000		Xcel Energy, Inc	2.600	03/15/22	295,210
100,000		Xcel Energy, Inc	3.350	12/01/26	96,971
		TOTAL UTILITIES			195,219,237

		TOTAL CORPORATE BONDS			2,634,257,259
		(Cost $2,653,302,638)
125

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
GOVERNMENT BONDS - 69.9%

AGENCY SECURITIES - 1.8%
$9,250,000		Federal Farm Credit Bank (FFCB)	0.750%	04/18/18	$9,245,699
4,000,000		FFCB	2.375	03/27/20	3,999,084
1,145,000		FFCB	3.500	12/20/23	1,186,602
10,000,000		Federal Home Loan Bank (FHLB)	1.625	06/14/19	9,933,390
6,000,000		FHLB	2.125	02/11/20	5,975,466
16,000,000		FHLB	1.875	03/13/20	15,848,656
18,000,000		FHLB	1.125	07/14/21	17,242,074
4,500,000		Federal Home Loan Mortgage Corp (FHLMC)	1.250	08/01/19	4,441,527
5,500,000		FHLMC	1.875	11/17/20	5,418,188
6,000,000		FHLMC	2.375	02/16/21	5,981,988
25,500,000		FHLMC	2.375	01/13/22	25,311,581
8,000,000		Federal National Mortgage Association (FNMA)	1.625	11/27/18	7,979,248
2,550,000		FNMA	0.875	08/02/19	2,503,927
11,000,000	j	FNMA	0.000	10/09/19	10,609,404
1,500,000		FNMA	1.750	11/26/19	1,487,408
7,000,000		FNMA	1.500	11/30/20	6,836,137
2,310,000	i	FNMA	2.301	09/25/22	2,250,074
1,000,000		FNMA	2.000	10/05/22	971,855
10,000,000		FNMA	2.375	01/19/23	9,870,840
13,700,000		FNMA	2.625	09/06/24	13,573,083
5,000,000		FNMA	6.625	11/15/30	6,840,415
1,000,000		FNMA	5.625	07/15/37	1,352,911
825,000		Financing Corp	9.800	04/06/18	825,851
815,000		Financing Corp	10.350	08/03/18	839,200
1,900,000		Hashemite Kingdom of Jordan Government AID Bond	1.945	06/23/19	1,892,626
500,000		Hashemite Kingdom of Jordan Government AID Bond	2.503	10/30/20	499,563
1,300,000		Hashemite Kingdom of Jordan Government AID Bond	3.000	06/30/25	1,308,401
1,000,000		Iraq Government AID Bond	2.149	01/18/22	981,516
800,000		Israel Government AID Bond	5.500	09/18/23	907,288
300,000		Israel Government AID Bond	5.500	04/26/24	343,907
375,000		Private Export Funding Corp (PEFCO)	1.450	08/15/19	369,953
550,000		PEFCO	2.250	03/15/20	547,823
200,000		PEFCO	2.300	09/15/20	199,043
400,000		PEFCO	2.050	11/15/22	388,824
200,000		PEFCO	3.250	06/15/25	204,891
175,000		Tunisia Government AID Bonds	1.416	08/05/21	168,473
250,000		Ukraine Government AID Bonds	1.844	05/16/19	249,232
500,000		Ukraine Government AID Bonds	1.847	05/29/20	494,651
		TOTAL AGENCY SECURITIES			179,080,799

FOREIGN GOVERNMENT BONDS - 4.0%
900,000		African Development Bank	1.625	10/02/18	897,799
500,000		African Development Bank	1.000	11/02/18	496,561
500,000		African Development Bank	1.375	02/12/20	490,399
1,800,000		African Development Bank	1.875	03/16/20	1,779,704
850,000		African Development Bank	2.625	03/22/21	849,281
500,000		African Development Bank	1.250	07/26/21	477,793
450,000		African Development Bank	2.375	09/23/21	445,483
126

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	African Development Bank	2.125%	11/16/22	$485,679
400,000	Agricultural Bank of China	2.000	05/21/18	399,583
1,400,000	Agricultural Bank of China	2.750	05/21/20	1,384,000
1,500,000	Asian Development Bank	1.125	06/05/18	1,497,915
400,000	Asian Development Bank	0.875	10/05/18	397,417
500,000	Asian Development Bank	1.375	01/15/19	496,756
1,000,000	Asian Development Bank	1.875	04/12/19	996,129
500,000	Asian Development Bank	1.750	01/10/20	494,358
500,000	Asian Development Bank	1.500	01/22/20	492,048
3,000,000	Asian Development Bank	1.375	03/23/20	2,938,821
1,000,000	Asian Development Bank	1.625	08/26/20	979,077
1,000,000	Asian Development Bank	2.250	01/20/21	991,366
500,000	Asian Development Bank	1.625	03/16/21	486,101
4,000,000	Asian Development Bank	1.750	06/08/21	3,889,960
1,000,000	Asian Development Bank	2.125	11/24/21	980,978
600,000	Asian Development Bank	1.875	02/18/22	581,670
500,000	Asian Development Bank	1.875	08/10/22	482,672
750,000	Asian Development Bank	1.750	09/13/22	719,000
3,000,000	Asian Development Bank	2.750	03/17/23	2,994,568
500,000	Asian Development Bank	2.000	01/22/25	473,806
1,500,000	Asian Development Bank	2.000	04/24/26	1,404,027
1,000,000	Asian Development Bank	2.625	01/12/27	976,937
500,000	Asian Development Bank	2.375	08/10/27	477,416
500,000	Asian Development Bank	2.500	11/02/27	482,208
1,000,000	Asian Development Bank	2.750	01/19/28	983,884
75,000	Asian Development Bank	5.820	06/16/28	91,647
1,000,000	Canada Government International Bond	1.625	02/27/19	994,577
2,000,000	Canada Government International Bond	2.000	11/15/22	1,940,595
3,715,000	Chile Government International Bond	3.240	02/06/28	3,642,557
48,000	Chile Government International Bond	3.625	10/30/42	45,888
756,000	Chile Government International Bond	3.860	06/21/47	736,722
450,000	Colombia Government International Bond	7.375	03/18/19	468,450
1,900,000	Colombia Government International Bond	4.375	07/12/21	1,966,500
600,000	Colombia Government International Bond	2.625	03/15/23	573,600
2,250,000	Colombia Government International Bond	4.000	02/26/24	2,268,000
1,000,000	Colombia Government International Bond	3.875	04/25/27	987,000
1,250,000	Colombia Government International Bond	6.125	01/18/41	1,440,625
1,150,000	Colombia Government International Bond	5.625	02/26/44	1,253,500
2,800,000	Colombia Government International Bond	5.000	06/15/45	2,838,500
500,000	Corp Andina de Fomento	2.000	05/10/19	496,220
500,000	Corp Andina de Fomento	2.200	07/18/20	493,560
500,000	Corp Andina de Fomento	2.125	09/27/21	484,950
527,000	Corp Andina de Fomento	4.375	06/15/22	552,454
750,000	Corp Andina de Fomento	2.750	01/06/23	734,092
500,000	Council of Europe Development Bank	1.125	05/31/18	499,295
300,000	Council of Europe Development Bank	1.875	01/27/20	296,998
1,000,000	Council of Europe Development Bank	1.625	03/16/21	971,806
500,000	Council Of Europe Development Bank	1.500	05/17/19	495,618
1,000,000	Council Of Europe Development Bank	2.625	02/13/23	992,115
500,000	European Bank for Reconstruction & Development	1.750	06/14/19	496,588
3,600,000	European Bank for Reconstruction & Development	1.750	11/26/19	3,563,449
1,300,000	European Bank for Reconstruction & Development	1.500	03/16/20	1,276,772
750,000	European Bank for Reconstruction & Development	1.500	11/02/21	719,840
127

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	European Bank for Reconstruction & Development	1.875%	02/23/22	$484,673
1,500,000	European Bank for Reconstruction & Development	2.750	03/07/23	1,499,239
5,000,000	European Investment Bank	1.000	06/15/18	4,987,850
2,000,000	European Investment Bank	1.125	08/15/18	1,993,571
1,000,000	European Investment Bank	1.875	03/15/19	996,446
5,000,000	European Investment Bank	1.250	05/15/19	4,942,930
1,500,000	European Investment Bank	1.375	06/15/20	1,463,748
1,000,000	European Investment Bank	1.625	08/14/20	979,495
3,000,000	European Investment Bank	2.875	09/15/20	3,021,923
500,000	European Investment Bank	1.625	12/15/20	487,668
1,750,000	European Investment Bank	2.000	03/15/21	1,719,004
500,000	European Investment Bank	2.500	04/15/21	497,954
5,000,000	European Investment Bank	2.375	05/13/21	4,959,761
1,000,000	European Investment Bank	1.625	06/15/21	968,541
2,500,000	European Investment Bank	2.125	10/15/21	2,453,267
1,000,000	European Investment Bank	2.375	06/15/22	985,340
500,000	European Investment Bank	2.250	08/15/22	489,796
3,000,000	European Investment Bank	2.500	03/15/23	2,957,182
6,750,000	European Investment Bank	3.250	01/29/24	6,896,918
1,500,000	European Investment Bank	2.500	10/15/24	1,468,751
400,000	European Investment Bank	2.375	05/24/27	381,705
1,705,000	European Investment Bank	4.875	02/15/36	2,126,680
500,000	Export Development Canada	1.000	06/15/18	499,035
125,000	Export Development Canada	1.250	12/10/18	124,282
500,000	Export Development Canada	1.250	02/04/19	495,727
500,000	Export Development Canada	1.750	08/19/19	495,937
500,000	Export Development Canada	1.625	01/17/20	493,094
200,000	Export Development Canada	1.625	06/01/20	196,199
500,000	Export Development Canada	1.750	07/21/20	491,690
750,000	Export Development Canada	2.000	11/30/20	739,171
300,000	Export Development Canada	1.500	05/26/21	289,693
500,000	Export Development Canada	1.375	10/21/21	477,660
500,000	Export Development Canada	2.000	05/17/22	485,078
1,000,000	Export Development Canada	2.500	01/24/23	987,732
1,000,000	Export Development Canada	2.750	03/15/23	997,623
400,000	Export-Import Bank of Korea	2.875	09/17/18	400,128
500,000	Export-Import Bank of Korea	1.750	05/26/19	493,266
300,000	Export-Import Bank of Korea	1.500	10/21/19	293,357
775,000	Export-Import Bank of Korea	5.125	06/29/20	807,537
750,000	Export-Import Bank of Korea	2.500	11/01/20	737,798
200,000	Export-Import Bank of Korea	2.125	02/11/21	193,795
250,000	Export-Import Bank of Korea	2.500	05/10/21	244,116
300,000	Export-Import Bank of Korea	1.875	10/21/21	285,279
300,000	Export-Import Bank of Korea	5.000	04/11/22	317,256
500,000	Export-Import Bank of Korea	3.000	11/01/22	489,672
500,000	Export-Import Bank of Korea	4.000	01/14/24	511,830
750,000	Export-Import Bank of Korea	2.875	01/21/25	712,527
250,000	Export-Import Bank of Korea	3.250	11/10/25	242,046
500,000	Export-Import Bank of Korea	2.625	05/26/26	461,688
500,000	Export-Import Bank of Korea	3.250	08/12/26	482,563
300,000	Export-Import Bank of Korea	2.375	04/21/27	268,564
100,000	Finland Government International Bond	6.950	02/15/26	123,905
128

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,000,000	FMS Wertmanagement AoeR	1.250%	07/30/18	$997,365
450,000	FMS Wertmanagement AoeR	1.000	08/16/19	441,783
750,000	FMS Wertmanagement AoeR	1.750	01/24/20	740,494
500,000	FMS Wertmanagement AoeR	1.375	06/08/21	480,616
1,000,000	FMS Wertmanagement AoeR	2.000	08/01/22	970,200
3,000,000	Hungary Government International Bond	5.750	11/22/23	3,315,870
750,000	Hungary Government International Bond	7.625	03/29/41	1,081,999
1,270,000	Hydro Quebec	9.400	02/01/21	1,487,918
200,000	Hydro Quebec	8.500	12/01/29	285,682
750,000	Indonesia Government International Bond	2.950	01/11/23	724,265
750,000	Indonesia Government International Bond	3.500	01/11/28	718,380
875,000	Indonesia Government International Bond	4.350	01/11/48	836,688
3,000,000	Inter-American Development Bank	1.750	08/24/18	2,996,970
2,000,000	Inter-American Development Bank	1.125	08/28/18	1,992,820
750,000	Inter-American Development Bank	1.500	09/25/18	747,543
500,000	Inter-American Development Bank	1.000	05/13/19	493,099
1,105,000	Inter-American Development Bank	3.875	09/17/19	1,129,238
3,000,000	Inter-American Development Bank	1.750	10/15/19	2,973,873
3,350,000	Inter-American Development Bank	1.375	07/15/20	3,273,436
500,000	Inter-American Development Bank	2.125	01/18/22	491,340
3,000,000	Inter-American Development Bank	2.500	01/18/23	2,970,927
500,000	Inter-American Development Bank	2.125	01/15/25	479,767
1,500,000	Inter-American Development Bank	2.000	06/02/26	1,403,799
1,000,000	Inter-American Development Bank	2.375	07/07/27	956,787
1,450,000	Inter-American Development Bank	3.200	08/07/42	1,441,935
300,000	Inter-American Development Bank	4.375	01/24/44	353,018
1,000,000	International Bank for Reconstruction & Development	1.000	10/05/18	994,909
1,500,000	International Bank for Reconstruction & Development	1.875	03/15/19	1,495,100
5,750,000	International Bank for Reconstruction & Development	1.250	07/26/19	5,671,754
3,500,000	International Bank for Reconstruction & Development	1.875	10/07/19	3,476,207
2,000,000	International Bank for Reconstruction & Development	1.875	04/21/20	1,977,922
1,000,000	International Bank for Reconstruction & Development	1.125	08/10/20	969,185
1,800,000	International Bank for Reconstruction & Development	1.625	09/04/20	1,763,075
3,750,000	International Bank for Reconstruction & Development	1.625	03/09/21	3,650,265
5,000,000	International Bank for Reconstruction & Development	1.375	05/24/21	4,814,550
1,500,000	International Bank for Reconstruction & Development	2.000	01/26/22	1,461,845
5,400,000	International Bank for Reconstruction & Development	7.625	01/19/23	6,567,610
500,000	International Bank for Reconstruction & Development	2.125	02/13/23	486,606
1,600,000	International Bank for Reconstruction & Development	2.500	11/25/24	1,566,573
1,500,000	International Bank for Reconstruction & Development	2.500	07/29/25	1,465,629
834,000	International Bank for Reconstruction & Development	4.750	02/15/35	1,016,160
2,000,000	International Finance Corp	1.750	09/04/18	1,996,928
129

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$175,000		International Finance Corp	1.250%	11/27/18	$173,942
1,000,000		International Finance Corp	1.750	09/16/19	991,605
1,000,000		International Finance Corp	1.750	03/30/20	986,456
2,750,000		International Finance Corp	1.625	07/16/20	2,696,282
500,000		International Finance Corp	2.000	10/24/22	484,218
400,000		Israel Government International Bond	5.125	03/26/19	404,281
705,000		Israel Government International Bond	4.000	06/30/22	729,212
300,000		Israel Government International Bond	3.150	06/30/23	299,167
1,000,000		Israel Government International Bond	2.875	03/16/26	958,470
500,000		Israel Government International Bond	4.500	01/30/43	512,453
1,374,000		Italian Republic	5.375	06/15/33	1,584,420
500,000		Italy Government International Bond	6.875	09/27/23	580,941
1,050,000		Japan Bank for International Cooperation	1.750	07/31/18	1,048,499
1,000,000		Japan Bank for International Cooperation	2.250	02/24/20	991,442
300,000		Japan Bank for International Cooperation	2.125	06/01/20	296,084
1,350,000		Japan Bank for International Cooperation	2.125	07/21/20	1,330,874
300,000		Japan Bank for International Cooperation	2.125	11/16/20	294,813
250,000		Japan Bank for International Cooperation	1.875	04/20/21	243,102
750,000		Japan Bank for International Cooperation	1.500	07/21/21	716,607
500,000		Japan Bank for International Cooperation	2.500	06/01/22	490,509
1,250,000		Japan Bank for International Cooperation	2.375	07/21/22	1,220,616
300,000		Japan Bank for International Cooperation	2.375	11/16/22	291,558
1,050,000		Japan Bank for International Cooperation	3.375	07/31/23	1,065,397
500,000		Japan Bank for International Cooperation	2.125	02/10/25	470,107
750,000		Japan Bank for International Cooperation	2.750	01/21/26	733,012
400,000		Japan Bank for International Cooperation	2.375	04/20/26	378,682
1,500,000		Japan Bank for International Cooperation	1.875	07/21/26	1,363,093
1,000,000		Japan Bank for International Cooperation	2.875	06/01/27	978,268
750,000		Japan Bank for International Cooperation	2.875	07/21/27	733,551
300,000		Japan Bank for International Cooperation	2.750	11/16/27	289,561
350,000		Japan International Cooperation Agency	2.125	10/20/26	322,698
2,000,000		KFW	1.000	06/11/18	1,996,460
1,105,000		KFW	4.500	07/16/18	1,112,646
2,000,000		KFW	1.125	08/06/18	1,993,762
300,000		KFW	1.500	02/06/19	298,085
2,000,000		KFW	1.000	07/15/19	1,966,180
500,000		KFW	1.750	10/15/19	495,262
7,525,000		KFW	4.000	01/27/20	7,731,342
3,650,000		KFW	1.750	03/31/20	3,598,407
6,750,000		KFW	1.875	06/30/20	6,655,342
1,000,000		KFW	2.750	10/01/20	1,004,254
1,500,000		KFW	1.875	11/30/20	1,474,046
1,000,000		KFW	1.875	12/15/20	980,838
4,000,000	h	KFW	2.625	04/12/21	3,997,559
1,500,000		KFW	1.500	06/15/21	1,447,231
1,600,000		KFW	2.625	01/25/22	1,594,529
2,750,000		KFW	2.000	10/04/22	2,663,436
2,000,000		KFW	2.500	11/20/24	1,956,223
7,000,000		KFW	2.000	05/02/25	6,616,592
400,000		Korea Development Bank	3.000	03/17/19	400,617
500,000		Korea Development Bank	2.500	03/11/20	494,512
300,000		Korea Development Bank	2.500	01/13/21	293,508
500,000		Korea Development Bank	2.625	02/27/22	485,482
200,000		Korea Development Bank	3.000	09/14/22	196,129
130

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,000,000	Korea Development Bank	3.375%	03/12/23	$996,081
500,000	Korea Development Bank	2.750	03/19/23	483,806
500,000	Korea Development Bank	3.750	01/22/24	505,553
200,000	Korea Development Bank	3.375	09/16/25	195,287
400,000	Korea Development Bank	3.000	01/13/26	382,028
500,000	Korea International Bond	2.750	01/19/27	475,465
1,500,000	Kreditanstalt fuer Wiederaufbau	2.000	11/30/21	1,463,203
1,000,000	Kreditanstalt fuer Wiederaufbau	2.125	03/07/22	976,603
1,000,000	Kreditanstalt fuer Wiederaufbau	2.125	06/15/22	974,773
2,900,000	Kreditanstalt fuer Wiederaufbau	2.375	12/29/22	2,847,576
6,000,000	Kreditanstalt fuer Wiederaufbau	2.875	04/03/28	5,969,889
500,000	Landwirtschaftliche Rentenbank	1.750	04/15/19	496,973
2,000,000	Landwirtschaftliche Rentenbank	1.375	10/23/19	1,969,759
500,000	Landwirtschaftliche Rentenbank	2.000	01/13/25	473,386
750,000	Landwirtschaftliche Rentenbank	2.375	06/10/25	725,090
1,000,000	Landwirtschaftliche Rentenbank	1.750	07/27/26	911,233
1,125,000	Mexico Government International Bond	4.125	01/21/26	1,140,750
8,910,000	Mexico Government International Bond	4.150	03/28/27	9,008,010
2,931,000	Mexico Government International Bond	3.750	01/11/28	2,834,277
461,000	Mexico Government International Bond	6.750	09/27/34	573,336
730,000	Mexico Government International Bond	6.050	01/11/40	823,075
1,474,000	Mexico Government International Bond	4.750	03/08/44	1,433,465
1,678,000	Mexico Government International Bond	5.550	01/21/45	1,807,709
505,000	Mexico Government International Bond	4.600	01/23/46	479,598
500,000	Mexico Government International Bond	4.350	01/15/47	456,940
2,000,000	Mexico Government International Bond	4.600	02/10/48	1,897,000
950,000	Mexico Government International Bond	5.750	10/12/10	966,625
1,000,000	Nordic Investment Bank	2.250	02/01/21	990,603
2,500,000	Nordic Investment Bank	2.250	09/30/21	2,465,108
2,300,000	North American Development Bank	2.400	10/26/22	2,229,280
250,000	Panama Government International Bond	4.000	09/22/24	256,625
1,000,000	Panama Government International Bond	3.750	03/16/25	1,006,500
300,000	Panama Government International Bond	7.125	01/29/26	369,750
1,000,000	Panama Government International Bond	3.875	03/17/28	1,007,500
692,000	Panama Government International Bond	6.700	01/26/36	873,650
750,000	Panama Government International Bond	4.500	05/15/47	761,250
700,000	Panama Government International Bond	4.300	04/29/53	687,750
520,000	Peruvian Government International Bond	7.125	03/30/19	542,880
925,000	Peruvian Government International Bond	7.350	07/21/25	1,147,000
2,100,000	Peruvian Government International Bond	4.125	08/25/27	2,195,550
1,100,000	Peruvian Government International Bond	6.550	03/14/37	1,408,000
700,000	Peruvian Government International Bond	5.625	11/18/50	841,750
225,000	Philippine Government International Bond	4.200	01/21/24	234,288
2,219,000	Philippine Government International Bond	3.000	02/01/28	2,120,175
4,083,000	Philippine Government International Bond	3.950	01/20/40	4,103,288
300,000	Philippine Government International Bond	3.700	03/01/41	289,942
3,793,000	Philippine Government International Bond	3.700	02/02/42	3,660,450
2,285,000	Poland Government International Bond	6.375	07/15/19	2,391,216
67,000	Poland Government International Bond	5.125	04/21/21	71,190
390,000	Poland Government International Bond	5.000	03/23/22	417,261
990,000	Poland Government International Bond	3.000	03/17/23	980,758
1,000,000	Poland Government International Bond	4.000	01/22/24	1,039,254
1,000,000	Poland Government International Bond	3.250	04/06/26	991,793
500,000	Province of Alberta Canada	1.900	12/06/19	494,373
131

TIAA-CREF FUNDS - Bond Index Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$2,500,000		Province of Alberta Canada		2.200%	07/26/22	$2,425,182
500,000		Province of Alberta Canada		3.300	03/15/28	503,179
200,000		Province of British Columbia Canada		2.650	09/22/21	199,271
1,800,000		Province of British Columbia Canada		2.000	10/23/22	1,734,621
500,000		Province of Manitoba Canada		1.125	06/01/18	499,085
500,000		Province of Manitoba Canada		1.750	05/30/19	496,005
500,000		Province of Manitoba Canada		2.050	11/30/20	491,024
1,300,000		Province of Manitoba Canada		3.050	05/14/24	1,297,456
500,000		Province of Manitoba Canada		2.125	06/22/26	461,048
200,000		Province of New Brunswick Canada		2.750	06/15/18	200,232
200,000		Province of Nova Scotia Canada		8.250	07/30/22	241,006
1,000,000		Province of Ontario Canada		2.000	01/30/19	997,246
300,000		Province of Ontario Canada		1.250	06/17/19	295,890
1,000,000		Province of Ontario Canada		1.650	09/27/19	988,015
4,530,000		Province of Ontario Canada		4.400	04/14/20	4,691,807
500,000		Province of Ontario Canada		2.550	02/12/21	497,141
2,000,000		Province of Ontario Canada		2.400	02/08/22	1,960,246
800,000		Province of Ontario Canada		2.450	06/29/22	783,016
1,500,000		Province of Ontario Canada		3.200	05/16/24	1,506,765
1,000,000		Province of Ontario Canada		2.500	04/27/26	953,282
1,420,000		Province of Quebec Canada		3.500	07/29/20	1,447,106
3,100,000		Province of Quebec Canada		2.625	02/13/23	3,054,118
200,000		Province of Quebec Canada		7.125	02/09/24	242,141
500,000		Province of Quebec Canada		2.875	10/16/24	494,506
3,500,000		Province of Quebec Canada		2.500	04/20/26	3,339,605
500,000		Province of Quebec Canada		2.750	04/12/27	483,134
201,000		Province of Quebec Canada		7.500	09/15/29	277,181
100,000		Province of Saskatchewan Canada		8.500	07/15/22	121,354
800,000		Republic of Hungary		6.250	01/29/20	846,070
700,000		Republic of Korea		7.125	04/16/19	731,220
500,000		Republic of Korea		3.875	09/11/23	515,850
400,000		Republic of Korea		4.125	06/10/44	442,172
425,000		Svensk Exportkredit AB		1.125	04/05/18	424,977
500,000		Svensk Exportkredit AB		1.250	04/12/19	494,420
500,000		Svensk Exportkredit AB		1.875	06/17/19	496,698
500,000		Svensk Exportkredit AB		1.750	05/18/20	491,766
200,000		Svensk Exportkredit AB		1.875	06/23/20	196,894
2,300,000		Svensk Exportkredit AB		1.750	08/28/20	2,252,911
500,000		Svensk Exportkredit AB		1.750	03/10/21	486,872
500,000		Svensk Exportkredit AB		2.375	03/09/22	492,090
1,250,000		Svensk Exportkredit AB		2.875	03/14/23	1,249,820
200,343		Uruguay Government International Bond		4.500	08/14/24	209,669
2,700,000		Uruguay Government International Bond		4.375	10/27/27	2,780,190
500,000		Uruguay Government International Bond		4.125	11/20/45	466,000
1,313,907		Uruguay Government International Bond		5.100	06/18/50	1,346,755
		TOTAL FOREIGN GOVERNMENT BONDS				389,568,206

MORTGAGE BACKED - 28.0%
28,002	i	Federal Home Loan Mortgage Corp (FHLMC)	DGS1 + 2.250%	3.159	04/01/35	29,643
5,261	i	FHLMC	DGS1 + 2.125%	3.350	10/01/35	5,518
132

TIAA-CREF FUNDS - Bond Index Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$86,624	i	FHLMC	DGS1 + 2.255%	3.627%	02/01/36	$91,128
24,474	i	FHLMC	LIBOR 12 M + 1.805%	3.578	07/01/36	25,680
65,426	i	FHLMC	LIBOR 6 M + 1.595%	3.160	09/01/36	67,717
81,171	i	FHLMC	LIBOR 6 M + 1.829%	3.468	09/01/36	84,824
61,867	i	FHLMC	DGS1 + 2.240%	3.490	09/01/36	65,015
16,113	i	FHLMC	DGS1 + 2.250%	3.637	01/01/37	16,867
4,348	i	FHLMC	DGS1 + 2.250%	3.619	02/01/37	4,561
6,470	i	FHLMC	LIBOR 12 M + 1.765%	3.697	02/01/37	6,759
180,134	i	FHLMC	LIBOR 12 M + 1.798%	3.653	03/01/37	188,758
89,160	i	FHLMC	LIBOR 12 M + 1.655%	3.372	04/01/37	92,910
111,175	i	FHLMC	DGS1 + 2.250%	3.655	04/01/37	116,642
14,896	i	FHLMC	LIBOR 12 M + 1.325%	3.075	05/01/37	15,162
19,956	i	FHLMC	LIBOR 12 M + 2.111%	3.895	05/01/37	21,118
105,111	i	FHLMC	DGS1 + 2.275%	3.305	06/01/37	110,763
10,915	i	FHLMC	LIBOR 12 M + 1.750%	3.564	06/01/37	11,371
72,361	i	FHLMC	LIBOR 6 M + 1.457%	3.468	08/01/37	74,314
93,467	i	FHLMC	LIBOR 12 M + 0.905%	2.655	09/01/37	94,583
85,994	i	FHLMC	LIBOR 6 M + 1.380%	3.077	09/01/37	87,941
255	i	FHLMC	LIBOR 12 M + 1.795%	3.545	09/01/37	257
10,197	i	FHLMC	LIBOR 12 M + 2.058%	3.927	02/01/38	10,791
19,009	i	FHLMC	LIBOR 12 M + 1.756%	3.506	04/01/38	19,705
108,663	i	FHLMC	LIBOR 12 M + 2.055%	3.805	04/01/38	115,216
24,547	i	FHLMC	LIBOR 12 M + 2.004%	3.794	06/01/38	25,938
8,942	i	FHLMC	LIBOR 12 M + 1.625%	3.375	07/01/38	9,288
15,466	i	FHLMC	LIBOR 12 M + 1.861%	3.668	06/01/40	16,213
85,127	i	FHLMC	LIBOR 12 M + 1.880%	3.630	07/01/40	88,459
100,804	i	FHLMC	LIBOR 12 M + 1.883%	3.743	01/01/41	104,896
6,079	i	FHLMC	LIBOR 12 M + 1.880%	3.641	05/01/41	6,326
305,863	i	FHLMC	LIBOR 12 M + 1.867%	3.670	08/01/41	319,891
181,261	i	FHLMC	LIBOR 12 M + 1.750%	3.500	09/01/41	188,122
43,008	i	FHLMC	LIBOR 12 M + 1.860%	3.125	10/01/41	45,041
210		Federal Home Loan Mortgage Corp Gold (FGLMC)		5.000	04/01/18	210
772		FGLMC		4.500	06/01/18	776
5,181		FGLMC		4.500	09/01/18	5,211
3,877		FGLMC		4.000	11/01/18	3,988
17,170		FGLMC		4.500	01/01/19	17,269
2,091		FGLMC		4.000	05/01/19	2,151
13,218		FGLMC		4.500	05/01/19	13,294
36,396		FGLMC		4.500	06/01/19	36,605
16,588		FGLMC		4.000	10/01/19	17,062
6,339		FGLMC		5.500	11/01/19	6,426
85,073		FGLMC		4.500	12/01/19	85,562
9,421		FGLMC		4.500	01/01/20	9,506
38,559		FGLMC		4.500	02/01/20	38,781
4,602		FGLMC		4.500	02/01/20	4,652
10,311		FGLMC		5.000	05/01/20	10,366
51,368		FGLMC		5.000	05/01/20	51,643
4,596		FGLMC		4.500	07/01/20	4,623
29,663		FGLMC		5.000	07/01/20	29,851
1,213		FGLMC		7.000	10/01/20	1,240
133

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$4,002	FGLMC	5.000%	12/01/20	$4,074
142,253	FGLMC	4.000	05/01/21	146,314
59,465	FGLMC	4.500	06/01/21	60,247
98,936	FGLMC	4.500	06/01/21	99,670
49,827	FGLMC	5.000	07/01/21	50,244
8,817	FGLMC	5.500	07/01/21	9,079
1,157,848	FGLMC	3.000	12/01/21	1,155,893
6,872	FGLMC	5.000	10/01/22	7,195
5,440	FGLMC	6.000	11/01/22	5,683
53,984	FGLMC	5.000	04/01/23	56,547
3,441	FGLMC	4.500	05/01/23	3,576
47,342	FGLMC	5.000	05/01/23	50,565
12,366	FGLMC	5.000	10/01/23	12,955
7,493	FGLMC	5.500	10/01/23	8,122
10,995	FGLMC	5.000	11/01/23	11,743
22,543	FGLMC	5.000	03/01/24	24,078
5,124	FGLMC	4.500	04/01/24	5,325
2,329	FGLMC	4.500	05/01/24	2,421
17,091	FGLMC	4.500	06/01/24	17,768
150,603	FGLMC	4.000	07/01/24	155,241
62,444	FGLMC	4.000	07/01/24	64,359
22,981	FGLMC	5.500	07/01/24	23,948
144,163	FGLMC	4.000	08/01/24	148,575
22,640	FGLMC	4.500	09/01/24	23,538
10,904	FGLMC	4.500	09/01/24	11,336
6,005	FGLMC	4.500	09/01/24	6,242
6,509	FGLMC	5.500	09/01/24	7,057
181,295	FGLMC	4.000	10/01/24	186,849
5,605	FGLMC	4.500	10/01/24	5,827
25,545	FGLMC	4.500	10/01/24	26,747
4,474	FGLMC	4.500	11/01/24	4,650
17,228	FGLMC	4.500	12/01/24	17,852
10,435	FGLMC	4.500	02/01/25	10,593
251,957	FGLMC	4.000	03/01/25	259,708
7,048	FGLMC	4.500	06/01/25	7,328
12,157	FGLMC	4.500	07/01/25	12,639
264,902	FGLMC	3.500	10/01/25	270,226
138,028	FGLMC	4.000	10/01/25	142,263
495,480	FGLMC	3.500	11/01/25	505,439
305,038	FGLMC	3.500	11/01/25	311,169
140,529	FGLMC	3.500	12/01/25	143,353
76,753	FGLMC	3.000	01/01/26	77,153
1,025,331	FGLMC	3.500	01/01/26	1,045,941
85,481	FGLMC	4.000	04/01/26	88,220
175,325	FGLMC	4.000	05/01/26	180,964
40,595	FGLMC	5.500	07/01/26	44,007
542,180	FGLMC	4.000	08/01/26	559,490
4,188	FGLMC	6.000	08/01/26	4,651
177,488	FGLMC	3.000	09/01/26	178,411
477,872	FGLMC	3.000	10/01/26	480,360
623,787	FGLMC	3.500	10/01/26	636,325
18,879	FGLMC	5.000	10/01/26	20,164
134

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$5,071	FGLMC	5.500%	10/01/26	$5,497
2,732,284	FGLMC	3.000	02/01/27	2,746,515
1,644,434	FGLMC	2.500	05/01/27	1,621,542
1,710,593	FGLMC	2.500	11/01/27	1,686,771
69,879	FGLMC	6.000	12/01/27	77,609
1,406,220	FGLMC	2.500	01/01/28	1,386,633
3,574,913	FGLMC	2.500	03/01/28	3,525,097
84,957	FGLMC	5.000	03/01/28	90,742
1,939,117	FGLMC	2.500	05/01/28	1,912,129
9,223	FGLMC	5.500	05/01/28	9,998
5,413,031	FGLMC	2.500	07/01/28	5,337,687
4,775,018	FGLMC	2.500	07/01/28	4,708,555
1,290,602	FGLMC	3.000	10/01/28	1,290,932
41	FGLMC	6.500	10/01/28	46
65,729	FGLMC	5.500	01/01/29	71,254
2,610	FGLMC	6.500	01/01/29	2,939
12,359	FGLMC	4.000	02/01/29	12,691
2,621,896	FGLMC	3.500	03/01/29	2,678,416
677	FGLMC	6.500	03/01/29	762
4,970,992	FGLMC	3.000	07/01/29	4,964,059
11,984	FGLMC	6.500	07/01/29	13,495
19,203	FGLMC	5.000	12/01/29	20,534
13,103,714	FGLMC	2.500	05/01/30	12,832,766
30,840	FGLMC	4.000	08/01/30	31,881
197,609	FGLMC	4.500	01/01/31	207,601
453	FGLMC	8.000	01/01/31	488
218,785	FGLMC	4.000	03/01/31	226,168
27,037	FGLMC	4.000	05/01/31	27,952
197,710	FGLMC	4.500	05/01/31	207,685
94,226	FGLMC	4.000	06/01/31	97,415
253,480	FGLMC	4.000	08/01/31	262,035
257,978	FGLMC	4.000	09/01/31	268,621
3,871	FGLMC	6.500	09/01/31	4,392
14,024	FGLMC	8.000	09/01/31	15,793
130,505	FGLMC	3.500	11/01/31	133,294
17,870,924	FGLMC	2.500	12/01/31	17,500,536
59,334	FGLMC	7.000	12/01/31	66,348
16,989	FGLMC	6.500	01/01/32	19,131
41,057	FGLMC	6.000	02/01/32	46,231
2,067,081	FGLMC	3.000	03/01/32	2,072,524
18,002	FGLMC	7.000	04/01/32	20,562
14,712	FGLMC	6.500	05/01/32	16,567
1,446,007	FGLMC	3.500	09/01/32	1,476,919
11,471	FGLMC	5.500	11/01/32	12,617
24,493,735	FGLMC	3.000	01/01/33	24,451,832
14,984	FGLMC	6.000	02/01/33	16,878
57,068	FGLMC	5.000	03/01/33	61,497
17,450	FGLMC	6.000	03/01/33	19,380
5,744	FGLMC	6.000	03/01/33	6,379
32,320	FGLMC	6.000	03/01/33	35,895
34,837	FGLMC	5.000	04/01/33	37,304
6,619	FGLMC	6.000	04/01/33	7,459
360,674	FGLMC	5.000	06/01/33	387,076
135

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$126,288	FGLMC	5.500%	06/01/33	$139,162
2,646,010	FGLMC	3.500	07/01/33	2,702,584
52,678	FGLMC	4.500	07/01/33	55,531
4,476	FGLMC	5.000	08/01/33	4,811
18,420	FGLMC	6.500	08/01/33	20,927
174,141	FGLMC	5.000	09/01/33	189,544
74,479	FGLMC	5.500	09/01/33	82,614
90,613	FGLMC	5.500	09/01/33	101,579
21,188	FGLMC	5.500	09/01/33	23,173
76,561	FGLMC	5.500	09/01/33	84,746
35,727	FGLMC	4.000	10/01/33	36,805
8,757	FGLMC	5.000	10/01/33	9,412
115,515	FGLMC	5.500	10/01/33	128,263
92,728	FGLMC	5.500	12/01/33	102,132
29,883	FGLMC	5.500	12/01/33	32,889
358,004	FGLMC	7.000	12/01/33	404,339
281,767	FGLMC	5.000	01/01/34	303,906
6,377	FGLMC	5.500	02/01/34	7,031
36,936	FGLMC	5.000	03/01/34	39,687
38,732	FGLMC	5.500	03/01/34	42,705
101,294	FGLMC	5.000	05/01/34	108,853
41,673	FGLMC	4.500	06/01/34	43,812
72,488	FGLMC	5.000	06/01/34	77,903
28,999	FGLMC	5.500	06/01/34	31,892
17,126	FGLMC	6.000	06/01/34	19,304
58,961	FGLMC	6.000	09/01/34	65,896
5,516,390	FGLMC	3.500	10/01/34	5,617,178
8,837	FGLMC	5.000	11/01/34	9,528
328,315	FGLMC	5.500	11/01/34	361,516
294,615	FGLMC	5.000	12/01/34	316,513
52,000	FGLMC	5.500	12/01/34	57,361
24,330	FGLMC	5.500	12/01/34	26,650
4,905	FGLMC	5.500	01/01/35	5,416
2,476	FGLMC	5.500	01/01/35	2,728
30,133	FGLMC	5.500	01/01/35	33,228
120,567	FGLMC	4.500	04/01/35	126,755
16,466	FGLMC	6.000	05/01/35	18,480
114,690	FGLMC	6.000	05/01/35	127,420
109,333	FGLMC	7.000	05/01/35	123,234
24,034	FGLMC	5.500	06/01/35	26,498
15,819	FGLMC	5.500	06/01/35	17,453
6,551	FGLMC	5.000	07/01/35	7,042
448,776	FGLMC	5.000	07/01/35	483,963
36,113	FGLMC	6.000	07/01/35	40,108
599,332	FGLMC	5.000	08/01/35	646,377
15,551	FGLMC	5.500	08/01/35	16,858
90,770	FGLMC	6.000	08/01/35	100,811
8,687	FGLMC	4.500	09/01/35	9,132
90,815	FGLMC	5.000	10/01/35	98,205
54,144	FGLMC	5.000	10/01/35	58,227
21,070	FGLMC	5.000	10/01/35	22,631
311,328	FGLMC	5.500	10/01/35	339,030
136

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$66,459	FGLMC	5.000%	12/01/35	$71,493
9,656	FGLMC	5.000	12/01/35	10,414
31,909	FGLMC	6.000	01/01/36	35,649
19,639	FGLMC	5.000	02/01/36	21,187
7,711	FGLMC	5.000	02/01/36	8,316
9,395	FGLMC	6.000	02/01/36	10,518
111,204	FGLMC	5.500	04/01/36	122,114
18,415	FGLMC	5.500	05/01/36	20,301
349,510	FGLMC	6.000	06/01/36	391,552
87,096	FGLMC	5.000	07/01/36	93,910
114,914	FGLMC	6.000	07/01/36	128,857
15,768	FGLMC	6.000	08/01/36	17,668
7,179	FGLMC	6.000	09/01/36	7,973
343,369	FGLMC	5.500	10/01/36	374,920
222,828	FGLMC	5.500	10/01/36	244,968
49,808	FGLMC	6.500	10/01/36	56,088
15,136	FGLMC	5.500	11/01/36	16,610
36,541	FGLMC	6.000	11/01/36	40,968
194,014	FGLMC	6.000	12/01/36	217,767
290,185	FGLMC	5.500	03/01/37	318,564
126,530	FGLMC	6.000	03/01/37	141,954
14,316	FGLMC	6.500	03/01/37	16,121
111,754	FGLMC	5.500	04/01/37	122,643
12,468	FGLMC	5.000	05/01/37	13,347
12,676	FGLMC	5.000	06/01/37	13,544
51,625	FGLMC	5.500	06/01/37	56,649
18,819,800	FGLMC	3.000	07/01/37	18,682,933
195,986	FGLMC	6.000	07/01/37	218,803
80,523	FGLMC	6.000	08/01/37	90,782
33,851	FGLMC	6.000	09/01/37	38,178
290,213	FGLMC	5.500	10/01/37	318,058
10,594	FGLMC	6.000	11/01/37	11,850
87,506	FGLMC	6.500	11/01/37	98,538
40,684	FGLMC	6.000	01/01/38	45,495
17,237	FGLMC	6.000	02/01/38	19,210
132,893	FGLMC	6.000	02/01/38	148,879
195,715	FGLMC	5.000	03/01/38	211,071
551,406	FGLMC	5.000	03/01/38	594,541
23,062	FGLMC	5.000	04/01/38	25,029
230,438	FGLMC	5.000	04/01/38	249,214
271,898	FGLMC	5.500	04/01/38	298,719
58,495	FGLMC	5.500	05/01/38	64,143
6,712	FGLMC	5.500	06/01/38	7,364
21,046	FGLMC	6.000	07/01/38	23,487
32,350	FGLMC	5.500	08/01/38	35,730
220,134	FGLMC	5.500	08/01/38	241,552
27,811	FGLMC	5.000	09/01/38	29,964
363,973	FGLMC	5.500	09/01/38	399,122
120,589	FGLMC	5.500	09/01/38	132,459
6,871	FGLMC	5.500	10/01/38	7,534
138,552	FGLMC	6.000	11/01/38	154,176
967,671	FGLMC	5.500	01/01/39	1,060,202
817,162	FGLMC	4.500	02/01/39	860,818
137

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$391,925	FGLMC	5.000%	02/01/39	$422,241
26,217	FGLMC	5.500	02/01/39	28,668
3,153	FGLMC	4.500	03/01/39	3,329
157,927	FGLMC	5.000	03/01/39	170,802
20,557	FGLMC	6.000	03/01/39	22,885
26,101	FGLMC	4.500	04/01/39	27,503
1,014,312	FGLMC	4.500	04/01/39	1,077,259
277,119	FGLMC	4.000	05/01/39	285,748
7,711	FGLMC	4.500	05/01/39	8,144
169,148	FGLMC	4.500	05/01/39	178,696
3,400,758	FGLMC	4.500	05/01/39	3,583,300
412,498	FGLMC	4.500	05/01/39	433,250
149,792	FGLMC	5.000	05/01/39	161,454
351,586	FGLMC	4.000	06/01/39	363,350
1,773,266	FGLMC	4.500	06/01/39	1,871,567
56,545	FGLMC	4.500	06/01/39	59,691
21,934	FGLMC	5.000	06/01/39	23,747
10,318	FGLMC	5.500	06/01/39	11,293
559,188	FGLMC	4.000	07/01/39	577,116
233,345	FGLMC	4.500	07/01/39	246,487
43,921	FGLMC	4.500	07/01/39	46,442
19,472	FGLMC	4.500	07/01/39	20,570
141,654	FGLMC	5.000	07/01/39	152,698
201,174	FGLMC	5.500	07/01/39	220,677
20,341	FGLMC	4.500	08/01/39	21,515
47,089	FGLMC	5.000	08/01/39	50,762
168,104	FGLMC	4.000	09/01/39	172,856
1,041,234	FGLMC	5.000	09/01/39	1,121,765
394,367	FGLMC	5.000	09/01/39	426,819
4,751	FGLMC	5.500	09/01/39	5,170
413,015	FGLMC	6.500	09/01/39	465,084
82,037	FGLMC	4.500	10/01/39	86,946
64,036	FGLMC	4.500	10/01/39	67,629
155,202	FGLMC	4.500	10/01/39	164,025
34,932	FGLMC	5.000	10/01/39	37,644
28,876	FGLMC	4.000	11/01/39	29,882
104,926	FGLMC	4.500	11/01/39	110,978
38,239	FGLMC	5.000	11/01/39	41,219
10,808	FGLMC	5.000	11/01/39	11,544
101,895	FGLMC	4.500	12/01/39	107,529
207,059	FGLMC	4.500	12/01/39	219,019
94,488	FGLMC	4.500	12/01/39	99,914
318,395	FGLMC	4.500	12/01/39	336,038
153,402	FGLMC	5.500	12/01/39	168,224
203,427	FGLMC	4.500	01/01/40	215,178
19,486	FGLMC	5.000	01/01/40	21,108
29,859	FGLMC	5.500	01/01/40	32,504
62,923	FGLMC	5.500	03/01/40	69,014
1,046,126	FGLMC	4.000	04/01/40	1,082,472
41,824	FGLMC	4.500	04/01/40	44,240
154,316	FGLMC	4.500	04/01/40	163,218
114,269	FGLMC	5.000	04/01/40	123,221
138

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$247,606	FGLMC	5.000%	04/01/40	$266,958
820,870	FGLMC	6.000	04/01/40	917,067
2,543,044	FGLMC	4.500	05/01/40	2,689,895
1,400,306	FGLMC	5.000	05/01/40	1,520,766
6,231	FGLMC	4.500	06/01/40	6,591
612,089	FGLMC	5.500	06/01/40	672,272
1,241,442	FGLMC	4.500	07/01/40	1,313,203
23,715	FGLMC	4.500	08/01/40	25,083
255,674	FGLMC	5.000	08/01/40	275,462
600,822	FGLMC	5.000	08/01/40	647,778
66,666	FGLMC	5.000	08/01/40	71,880
3,350,877	FGLMC	5.500	08/01/40	3,675,116
352,158	FGLMC	4.000	09/01/40	364,386
4,010,808	FGLMC	4.000	11/01/40	4,150,306
2,378,498	FGLMC	4.000	12/01/40	2,461,243
509,144	FGLMC	3.500	01/01/41	512,683
690,602	FGLMC	3.500	01/01/41	695,403
392,472	FGLMC	4.000	01/01/41	406,122
431,572	FGLMC	3.500	02/01/41	434,571
1,587,390	FGLMC	4.000	02/01/41	1,642,594
554,819	FGLMC	4.000	02/01/41	574,123
2,329,774	FGLMC	4.000	04/01/41	2,410,801
434,823	FGLMC	4.500	04/01/41	459,937
92,000	FGLMC	5.000	04/01/41	99,202
439,315	FGLMC	4.500	05/01/41	464,716
506,367	FGLMC	4.500	06/01/41	535,209
1,384,874	FGLMC	3.500	10/01/41	1,394,494
1,008,291	FGLMC	5.000	10/01/41	1,087,243
1,712,804	FGLMC	3.500	11/01/41	1,724,712
643,855	FGLMC	4.500	12/01/41	680,681
5,887,487	FGLMC	3.500	01/01/42	5,928,419
1,735,683	FGLMC	3.500	02/01/42	1,747,750
2,124,952	FGLMC	3.500	04/01/42	2,139,705
3,741,136	FGLMC	4.000	05/01/42	3,871,529
11,943,277	FGLMC	4.500	05/01/42	12,632,700
2,644,689	FGLMC	3.500	07/01/42	2,663,007
729,037	FGLMC	3.000	08/01/42	716,052
4,385,350	FGLMC	3.000	10/01/42	4,307,234
2,898,418	FGLMC	3.000	10/01/42	2,846,836
1,234,389	FGLMC	3.500	12/01/42	1,242,962
3,867,496	FGLMC	2.500	01/01/43	3,642,443
8,323,390	FGLMC	3.000	01/01/43	8,175,131
12,568,857	FGLMC	3.000	04/01/43	12,344,990
4,171,486	FGLMC	3.500	05/01/43	4,200,489
5,002,525	FGLMC	3.000	08/01/43	4,909,534
3,276,576	FGLMC	3.000	08/01/43	3,215,668
4,369,855	FGLMC	3.500	08/01/43	4,400,236
1,864,689	FGLMC	4.500	10/01/43	1,957,442
2,641,581	FGLMC	4.000	11/01/43	2,723,559
4,816,786	FGLMC	3.500	02/01/44	4,850,267
3,900,629	FGLMC	4.000	02/01/44	4,019,278
24,491,727	FGLMC	4.000	02/01/44	25,333,450
1,862,946	FGLMC	4.000	04/01/44	1,919,094
139

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,341,719	FGLMC	4.500%	05/01/44	$2,453,870
4,246,532	FGLMC	4.000	06/01/44	4,374,634
6,430,526	FGLMC	4.000	08/01/44	6,624,466
5,076,942	FGLMC	3.500	09/01/44	5,103,393
6,157,468	FGLMC	3.500	11/01/44	6,184,183
9,015,049	FGLMC	3.500	12/01/44	9,051,422
5,598,227	FGLMC	3.500	01/01/45	5,619,261
10,140,217	FGLMC	3.000	02/01/45	9,928,177
13,504,430	FGLMC	3.500	03/01/45	13,555,209
7,755,063	FGLMC	4.000	03/01/45	7,988,810
4,789,508	FGLMC	3.000	04/01/45	4,686,753
10,595,774	FGLMC	3.500	04/01/45	10,639,105
14,976,406	FGLMC	4.500	07/01/45	15,795,873
9,351,883	FGLMC	4.000	11/01/45	9,633,566
17,955,636	FGLMC	3.500	12/01/45	18,017,834
14,385,360	FGLMC	3.500	03/01/46	14,435,193
6,847,277	FGLMC	4.000	03/01/46	7,053,390
28,893,925	FGLMC	3.000	04/01/46	28,196,038
13,534,011	FGLMC	3.500	05/01/46	13,580,887
16,026,330	FGLMC	4.000	09/01/46	16,509,399
13,631,898	FGLMC	3.000	11/01/46	13,298,157
13,849,146	FGLMC	3.000	11/01/46	13,510,095
9,164,130	FGLMC	3.000	12/01/46	8,939,773
14,390,901	FGLMC	3.500	12/01/46	14,439,539
18,662,245	FGLMC	3.000	02/01/47	18,201,534
8,995,932	FGLMC	3.500	02/01/47	9,024,734
8,410,135	FGLMC	4.000	02/01/47	8,654,878
23,496,511	FGLMC	3.500	07/01/47	23,561,125
23,140,554	FGLMC	3.500	10/01/47	23,195,823
19,701,317	FGLMC	3.000	12/01/47	19,211,659
19,633,385	FGLMC	4.000	12/01/47	20,188,897
19	Federal National Mortgage Association (FNMA)	4.500	04/01/18	19
1	FNMA	5.000	04/01/18	1
37	FNMA	5.500	04/01/18	37
6,374	FNMA	4.500	06/01/18	6,422
1,259	FNMA	4.000	08/01/18	1,295
15,251	FNMA	4.000	08/01/18	15,687
2,645	FNMA	4.500	09/01/18	2,665
2,910	FNMA	4.500	10/01/18	2,931
14,078	FNMA	5.000	11/01/18	14,299
32	FNMA	5.000	01/01/19	33
809	FNMA	6.000	01/01/19	899
1,635	FNMA	4.500	05/01/19	1,647
1,111	FNMA	4.500	06/01/19	1,119
5,107	FNMA	4.500	06/01/19	5,145
606	FNMA	5.000	07/01/19	616
41,571	FNMA	5.000	10/01/19	42,379
3,909	FNMA	4.500	11/01/19	3,938
4,207	FNMA	4.500	12/01/19	4,239
513	FNMA	5.000	03/01/20	521
2,624	FNMA	5.000	04/01/20	2,665
2,674	FNMA	4.500	06/01/20	2,694
140

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,213	FNMA	4.500%	09/01/20	$2,229
4,066	FNMA	4.500	10/01/20	4,115
4,211	FNMA	4.500	11/01/20	4,245
13,975	FNMA	5.000	12/01/20	14,371
109,037	FNMA	5.500	01/01/21	110,423
301	FNMA	5.500	01/01/21	302
3,846	FNMA	5.000	03/01/21	3,906
12,424	FNMA	5.500	08/01/21	12,801
3,270	FNMA	6.000	08/01/21	3,405
2,226	FNMA	5.000	10/01/21	2,288
2,466	FNMA	5.000	11/01/21	2,504
1,194	FNMA	5.500	11/01/21	1,216
10,227	FNMA	5.500	10/01/22	10,642
4,125	FNMA	6.000	10/01/22	4,270
2,645	FNMA	5.000	03/01/23	2,759
7,738	FNMA	4.500	04/01/23	7,808
69,781	FNMA	4.500	06/01/23	71,483
6,197	FNMA	5.000	06/01/23	6,450
8,337	FNMA	5.500	06/01/23	9,049
13,566	FNMA	5.000	07/01/23	13,960
67,069	FNMA	5.000	07/01/23	70,116
7,498	FNMA	5.500	08/01/23	7,867
15,451	FNMA	5.000	11/01/23	16,515
3,478	FNMA	5.500	11/01/23	3,570
156,431	FNMA	5.500	01/01/24	161,858
16,473	FNMA	5.500	02/01/24	17,880
72,336	FNMA	4.000	03/01/24	74,408
5,663	FNMA	4.500	04/01/24	5,904
250,610	FNMA	4.000	05/01/24	257,794
87,228	FNMA	4.000	05/01/24	89,745
7,112	FNMA	4.000	06/01/24	7,318
8,851	FNMA	4.500	07/01/24	9,228
8,287	FNMA	5.500	07/01/24	8,995
192	FNMA	8.000	07/01/24	214
50,405	FNMA	4.500	08/01/24	52,545
45,157	FNMA	4.000	09/01/24	46,458
180,737	FNMA	4.000	09/01/24	185,970
17,997	FNMA	4.500	09/01/24	18,704
408,618	FNMA	4.500	10/01/24	425,985
22,191	FNMA	5.000	01/01/25	23,718
34,719	FNMA	4.500	02/01/25	36,163
312,835	FNMA	4.500	03/01/25	326,188
4,019	FNMA	4.500	03/01/25	4,059
90,908	FNMA	5.000	03/01/25	97,163
187,948	FNMA	4.500	04/01/25	195,768
90,126	FNMA	4.500	04/01/25	93,965
935,715	FNMA	4.000	05/01/25	962,651
318,090	FNMA	4.000	06/01/25	327,239
240,572	FNMA	4.500	06/01/25	248,774
92,386	FNMA	4.000	08/01/25	95,058
44,668	FNMA	5.500	08/01/25	49,006
453,800	FNMA	3.500	09/01/25	462,938
468,201	FNMA	4.000	09/01/25	481,735
141

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$670,281	FNMA	3.500%	10/01/25	$683,778
527,700	FNMA	3.500	10/01/25	538,326
194,195	FNMA	5.000	10/01/25	207,557
373,614	FNMA	4.000	11/01/25	384,398
600,478	FNMA	3.500	12/01/25	612,569
454,260	FNMA	3.500	02/01/26	463,407
2,576,270	FNMA	3.500	02/01/26	2,628,147
128,074	FNMA	4.000	03/01/26	131,776
336,623	FNMA	4.000	06/01/26	346,279
360,094	FNMA	3.500	08/01/26	367,345
270,934	FNMA	3.500	09/01/26	276,390
147,547	FNMA	4.000	09/01/26	151,825
426,461	FNMA	3.500	10/01/26	435,048
8,854	FNMA	6.000	10/01/26	9,837
623,308	FNMA	3.000	11/01/26	626,008
537,221	FNMA	3.000	12/01/26	539,548
1,450,735	FNMA	3.000	01/01/27	1,457,018
1,902,956	FNMA	4.000	01/01/27	1,957,788
1,017,329	FNMA	3.500	02/01/27	1,037,815
1,712,995	FNMA	3.000	04/01/27	1,720,423
1,103,136	FNMA	3.000	04/01/27	1,107,916
629,928	FNMA	3.500	05/01/27	642,645
657,706	FNMA	2.500	06/01/27	649,323
1,857,596	FNMA	3.000	06/01/27	1,865,650
812,513	FNMA	2.500	07/01/27	802,152
1,700,512	FNMA	2.500	09/01/27	1,678,827
22,966	FNMA	5.500	09/01/27	24,928
2,887,689	FNMA	2.500	10/01/27	2,850,935
1,759,603	FNMA	3.000	11/01/27	1,767,228
3,185	FNMA	5.500	01/01/28	3,457
6,718,011	FNMA	2.500	02/01/28	6,632,248
5,318,027	FNMA	2.500	02/01/28	5,246,899
2,844	FNMA	5.000	02/01/28	3,039
3,853,269	FNMA	2.500	04/01/28	3,801,747
5,723,694	FNMA	2.500	04/01/28	5,647,196
14,704	FNMA	5.500	06/01/28	15,960
1,507,573	FNMA	2.500	07/01/28	1,487,430
3,122,115	FNMA	2.500	08/01/28	3,080,402
4,331,632	FNMA	3.000	10/01/28	4,339,741
2,417	FNMA	5.500	11/01/28	2,623
12	FNMA	7.500	01/01/29	13
5,019,008	FNMA	3.000	03/01/29	5,025,334
24,235	FNMA	4.000	03/01/29	24,877
18,351,510	FNMA	3.000	04/01/29	18,374,598
75,225	FNMA	4.500	04/01/29	78,955
59,634	FNMA	4.000	05/01/29	61,211
28,659	FNMA	4.500	06/01/29	30,078
10,098	FNMA	4.000	07/01/29	10,365
188,695	FNMA	4.500	08/01/29	198,163
36,848	FNMA	4.500	09/01/29	38,698
31,295	FNMA	4.500	11/01/29	33,033
10,143	FNMA	4.500	01/01/30	10,653
142

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$3,037,468	FNMA	2.500%	02/01/30	$2,985,571
26,760	FNMA	4.000	03/01/30	27,653
10,931	FNMA	4.500	05/01/30	11,482
15,592	FNMA	4.500	06/01/30	16,379
6,721,274	FNMA	3.000	07/01/30	6,725,645
143,751	FNMA	4.500	08/01/30	151,000
30,284	FNMA	4.000	09/01/30	31,295
191,865	FNMA	4.000	10/01/30	198,257
1,754,822	FNMA	4.000	11/01/30	1,813,522
293,346	FNMA	4.000	11/01/30	303,177
67,944	FNMA	4.500	12/01/30	71,385
6,720,013	FNMA	3.000	02/01/31	6,712,681
96,338	FNMA	3.500	02/01/31	97,237
104,577	FNMA	4.000	02/01/31	108,070
864	FNMA	7.500	03/01/31	988
7,451,886	FNMA	2.500	04/01/31	7,301,788
282,669	FNMA	3.500	04/01/31	285,308
32,049	FNMA	4.000	04/01/31	33,117
6,493,655	FNMA	3.000	05/01/31	6,486,570
3,248	FNMA	6.000	05/01/31	3,633
354	FNMA	7.500	05/01/31	357
7,878,748	FNMA	2.500	06/01/31	7,720,025
1,152,547	FNMA	4.500	07/01/31	1,222,035
164,884	FNMA	4.500	07/01/31	173,213
974,891	FNMA	4.000	08/01/31	1,014,614
10,163,809	FNMA	2.500	09/01/31	9,958,923
5,392,635	FNMA	3.000	09/01/31	5,386,751
68,898	FNMA	4.000	09/01/31	71,711
349	FNMA	6.500	09/01/31	389
30,847	FNMA	6.000	11/01/31	34,568
3,916	FNMA	6.500	11/01/31	4,370
10,384,355	FNMA	2.500	12/01/31	10,175,023
1,813,820	FNMA	3.500	01/01/32	1,852,068
10,757	FNMA	6.000	01/01/32	12,055
2,558	FNMA	6.000	01/01/32	2,842
770,065	FNMA	3.500	02/01/32	786,305
10,047	FNMA	6.000	02/01/32	11,257
8,582,302	FNMA	3.000	03/01/32	8,572,937
32,610	FNMA	6.500	04/01/32	36,628
31,567,162	FNMA	3.000	06/01/32	31,532,719
62,316	FNMA	6.500	07/01/32	69,823
9,431	FNMA	6.500	08/01/32	10,523
813,006	FNMA	3.000	09/01/32	809,858
24,172	FNMA	7.500	09/01/32	26,928
2,424,794	FNMA	3.000	10/01/32	2,415,407
45,243	FNMA	5.500	10/01/32	49,592
38,682	FNMA	6.000	10/01/32	43,011
15,288	FNMA	6.000	11/01/32	17,131
19,512	FNMA	5.500	12/01/32	21,422
1,375	FNMA	5.500	12/01/32	1,494
28,210	FNMA	6.000	12/01/32	31,571
159,377	FNMA	5.500	01/01/33	174,646
308,764	FNMA	6.000	01/01/33	346,147
143

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$150,886	FNMA	5.000%	02/01/33	$162,886
9,580	FNMA	5.000	02/01/33	10,295
1,658,381	FNMA	3.000	04/01/33	1,651,963
2,121,345	FNMA	3.500	04/01/33	2,166,042
7,399	FNMA	6.000	04/01/33	8,299
980,630	FNMA	5.500	05/01/33	1,076,244
57,241	FNMA	5.000	06/01/33	61,786
128,395	FNMA	5.500	06/01/33	141,002
19,548	FNMA	4.500	07/01/33	20,551
51,994	FNMA	5.000	07/01/33	55,838
105,957	FNMA	4.500	08/01/33	111,278
4,424	FNMA	4.500	08/01/33	4,632
21,881	FNMA	5.000	08/01/33	23,620
56,636	FNMA	5.500	09/01/33	61,502
227,755	FNMA	5.500	09/01/33	250,867
13,005	FNMA	6.000	09/01/33	14,450
159,352	FNMA	4.500	10/01/33	167,661
25,913	FNMA	5.000	10/01/33	27,962
18,609	FNMA	5.000	10/01/33	19,934
201,888	FNMA	5.500	10/01/33	221,582
634,564	FNMA	5.500	10/01/33	710,429
10,699	FNMA	4.500	11/01/33	11,251
30,529	FNMA	5.000	11/01/33	32,955
2,071,210	FNMA	5.000	11/01/33	2,242,498
243,422	FNMA	5.000	12/01/33	262,805
283,607	FNMA	5.500	12/01/33	312,169
3,011,967	FNMA	3.000	01/01/34	3,000,294
94,158	FNMA	5.000	02/01/34	101,637
384,997	FNMA	6.000	02/01/34	433,163
23,163	FNMA	5.000	03/01/34	25,048
9,684	FNMA	5.000	03/01/34	10,454
552,436	FNMA	5.000	03/01/34	596,319
12,724	FNMA	5.000	03/01/34	13,736
27,601	FNMA	5.000	03/01/34	29,882
7,926	FNMA	5.000	03/01/34	8,556
81,998	FNMA	5.000	04/01/34	88,510
83,626	FNMA	5.500	04/01/34	91,858
55,341	FNMA	4.500	05/01/34	58,182
22,423	FNMA	4.500	05/01/34	23,573
19,095	FNMA	5.500	07/01/34	20,980
30,406	FNMA	5.500	07/01/34	33,398
29,789	FNMA	7.000	07/01/34	33,631
229,545	FNMA	5.000	08/01/34	247,772
25,967	FNMA	5.000	08/01/34	28,030
128,415	FNMA	6.000	08/01/34	144,582
22,952	FNMA	6.000	08/01/34	25,831
13,797	FNMA	4.500	09/01/34	14,524
464,365	FNMA	5.500	09/01/34	509,548
4,516	FNMA	5.500	11/01/34	4,960
10,195	FNMA	6.000	11/01/34	11,331
7,169	FNMA	5.000	12/01/34	7,738
4,315	FNMA	5.500	12/01/34	4,738
144

TIAA-CREF FUNDS - Bond Index Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$15,074		FNMA		6.000%	12/01/34	$16,846
649,202		FNMA		4.500	01/01/35	683,172
47,057		FNMA		5.500	01/01/35	51,566
1,431,750		FNMA		5.500	02/01/35	1,572,384
59,726		FNMA		5.500	02/01/35	65,700
310,630		FNMA		5.500	04/01/35	337,567
57,859		FNMA		6.000	04/01/35	65,022
54,494		FNMA		6.000	04/01/35	61,303
92,982		FNMA		6.000	05/01/35	104,453
23,819		FNMA		5.000	06/01/35	25,710
2,310	i	FNMA	LIBOR 12 M + 1.570%	3.351	07/01/35	2,411
69,178		FNMA		5.000	07/01/35	74,907
7,222,824		FNMA		3.000	08/01/35	7,194,842
142,504		FNMA		4.500	08/01/35	149,978
161,861		FNMA		5.000	08/01/35	174,031
94,854		FNMA		5.000	08/01/35	102,345
5,570		FNMA		4.500	09/01/35	5,858
7,078		FNMA		4.500	09/01/35	7,445
16,985		FNMA		5.500	09/01/35	18,653
87,444		FNMA		5.000	10/01/35	93,682
204,609		FNMA		5.500	10/01/35	222,984
3,416		FNMA		5.000	11/01/35	3,485
228,183		FNMA		5.500	11/01/35	250,274
3,263		FNMA		4.500	12/01/35	3,417
50,814		FNMA		5.500	12/01/35	55,154
9,769,383		FNMA		3.500	01/01/36	9,945,099
64,348	i	FNMA	LIBOR 12 M + 1.553%	3.491	02/01/36	66,903
510,575		FNMA		5.000	02/01/36	551,095
72,804		FNMA		6.500	02/01/36	81,240
236,710		FNMA		6.000	03/01/36	265,851
3,798,549		FNMA		3.500	05/01/36	3,866,831
4,637		FNMA		5.000	05/01/36	5,000
427,231		FNMA		6.000	06/01/36	479,800
67,644	i	FNMA	LIBOR 12 M + 1.571%	3.328	07/01/36	70,430
22,435		FNMA		6.000	07/01/36	25,201
112,316		FNMA		6.500	07/01/36	125,330
264,630		FNMA		5.500	08/01/36	287,895
211,503		FNMA		6.500	08/01/36	236,530
4,356,715		FNMA		3.000	09/01/36	4,326,350
16,646		FNMA		5.500	09/01/36	18,292
7,014		FNMA		6.500	09/01/36	7,827
24,158		FNMA		6.500	09/01/36	27,288
30,581		FNMA		6.000	10/01/36	34,299
8,881,748		FNMA		3.000	11/01/36	8,819,815
14,830		FNMA		6.500	11/01/36	16,619
7,300	i	FNMA	LIBOR 12 M + 1.725%	3.494	12/01/36	7,657
87,126		FNMA		6.000	12/01/36	97,640
15,618	i	FNMA	LIBOR 12 M + 1.829%	3.634	01/01/37	16,329
145

TIAA-CREF FUNDS - Bond Index Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$39,031		FNMA		5.500%	01/01/37	$42,792
3,560	i	FNMA	LIBOR 6 M + 1.512%	3.265	02/01/37	3,679
278,994		FNMA		5.500	02/01/37	306,057
14,213		FNMA		6.000	02/01/37	15,915
20,717		FNMA		7.000	02/01/37	22,450
4,898	i	FNMA	LIBOR 12 M + 1.795%	3.763	03/01/37	5,136
1,790		FNMA		5.000	03/01/37	1,923
102,831		FNMA		6.500	03/01/37	116,271
50,122		FNMA		6.500	03/01/37	56,438
79,332		FNMA		7.000	04/01/37	89,692
66,137		FNMA		5.000	05/01/37	70,688
3,493		FNMA		7.000	05/01/37	3,719
23,615	i	FNMA	LIBOR 12 M + 1.782%	3.686	06/01/37	24,797
22,403		FNMA		5.500	06/01/37	24,541
26,494		FNMA		5.500	08/01/37	29,094
10,537		FNMA		6.000	08/01/37	11,820
42,356		FNMA		6.500	08/01/37	47,264
8,569		FNMA		6.500	08/01/37	9,562
16,077		FNMA		5.500	09/01/37	17,451
45,293		FNMA		6.000	09/01/37	51,279
86,876		FNMA		6.000	09/01/37	99,190
40,765		FNMA		6.000	09/01/37	45,559
143,629		FNMA		6.000	09/01/37	163,679
195,118		FNMA		6.000	09/01/37	222,216
36,378		FNMA		6.500	09/01/37	40,594
6,613		FNMA		6.500	09/01/37	7,379
144,055	i	FNMA	DGS1 + 2.275%	3.459	10/01/37	150,746
15,781		FNMA		6.500	10/01/37	17,609
199,037		FNMA		5.500	11/01/37	217,736
332,845		FNMA		6.000	11/01/37	373,597
15,698		FNMA		7.000	11/01/37	16,769
9,826,221		FNMA		3.000	12/01/37	9,757,653
9,875,146		FNMA		4.000	01/01/38	10,243,383
1,474		FNMA		6.500	01/01/38	1,644
105,438		FNMA		5.500	02/01/38	114,889
28,341		FNMA		6.500	02/01/38	31,624
16,434		FNMA		7.000	02/01/38	19,045
38,316	i	FNMA	LIBOR 12 M + 1.770%	3.570	03/01/38	40,015
10,243		FNMA		5.000	03/01/38	10,963
5,068		FNMA		5.000	03/01/38	5,425
21,283		FNMA		5.500	03/01/38	23,271
6,717		FNMA		6.000	03/01/38	7,641
146

TIAA-CREF FUNDS - Bond Index Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$5,812		FNMA		6.500%	03/01/38	$6,486
143,717		FNMA		6.500	03/01/38	160,370
5,402		FNMA		6.500	03/01/38	6,028
21,593		FNMA		5.000	04/01/38	23,079
275,140		FNMA		5.500	04/01/38	300,873
291,662		FNMA		6.000	04/01/38	326,306
20,989		FNMA		4.500	05/01/38	21,994
1,076,973		FNMA		5.000	05/01/38	1,162,596
293,609		FNMA		5.000	05/01/38	314,234
797,183		FNMA		6.000	06/01/38	900,819
1,182,236		FNMA		6.500	06/01/38	1,319,222
253,005		FNMA		6.000	07/01/38	283,813
5,715	i	FNMA	LIBOR 12 M + 1.603%	3.353	08/01/38	5,956
3,927	i	FNMA	LIBOR 12 M + 1.750%	3.500	08/01/38	4,111
764,320		FNMA		6.000	09/01/38	857,363
38,213	i	FNMA	LIBOR 12 M + 1.351%	3.101	10/01/38	39,344
1,813		FNMA		6.000	10/01/38	2,015
16,133		FNMA		5.500	11/01/38	17,556
3,762		FNMA		5.000	12/01/38	4,027
707,936		FNMA		5.500	12/01/38	778,095
96,016		FNMA		4.500	01/01/39	101,430
97,748		FNMA		5.000	01/01/39	104,602
2,849,477		FNMA		5.000	01/01/39	3,065,616
94,386		FNMA		5.500	01/01/39	102,606
432,027		FNMA		5.500	01/01/39	473,455
19,698		FNMA		6.000	01/01/39	22,115
6,661		FNMA		6.000	01/01/39	7,401
181,840		FNMA		4.500	02/01/39	191,648
517,090		FNMA		4.500	02/01/39	546,473
246,281		FNMA		4.500	02/01/39	260,266
7,586		FNMA		5.500	02/01/39	8,292
529,043		FNMA		4.000	04/01/39	546,523
18,702		FNMA		5.500	04/01/39	20,474
865,016		FNMA		4.500	05/01/39	915,310
161,357		FNMA		4.500	05/01/39	170,571
461,387		FNMA		4.500	06/01/39	487,635
158,954		FNMA		4.500	06/01/39	168,038
346,826		FNMA		5.500	06/01/39	380,702
11,062	i	FNMA	LIBOR 12 M + 1.835%	3.585	07/01/39	11,620
88,402		FNMA		4.500	07/01/39	93,460
116,770		FNMA		4.500	07/01/39	123,445
12,109		FNMA		5.000	07/01/39	13,085
111,230	i	FNMA	LIBOR 12 M + 1.650%	3.400	08/01/39	115,751
24,839	i	FNMA	LIBOR 12 M + 1.690%	3.452	08/01/39	25,918
1,780,754		FNMA		4.000	08/01/39	1,839,621
277,764		FNMA		4.000	08/01/39	286,943
24,375		FNMA		4.500	08/01/39	25,853
147

TIAA-CREF FUNDS - Bond Index Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$1,124,450		FNMA		4.500%	08/01/39	$1,189,931
367,863		FNMA		4.500	08/01/39	388,851
1,594,464		FNMA		5.000	08/01/39	1,722,714
16,431		FNMA		5.000	08/01/39	17,749
670,557		FNMA		4.000	09/01/39	692,724
44,240		FNMA		5.000	09/01/39	47,796
265,141		FNMA		5.500	09/01/39	293,061
136,757		FNMA		6.000	09/01/39	153,286
579,069		FNMA		6.500	10/01/39	651,137
28,559		FNMA		5.000	11/01/39	30,929
799,474		FNMA		4.000	12/01/39	825,854
83,844		FNMA		4.500	12/01/39	88,798
175,866		FNMA		4.500	12/01/39	185,939
2,700,027		FNMA		4.500	12/01/39	2,854,234
20,892	i	FNMA	LIBOR 12 M + 1.815%	3.662	01/01/40	21,812
49,839		FNMA		4.500	01/01/40	52,684
57,803		FNMA		5.000	01/01/40	62,477
350,411		FNMA		6.000	02/01/40	392,957
520,789		FNMA		4.500	03/01/40	550,618
255,042		FNMA		4.500	03/01/40	269,659
26,366		FNMA		5.000	03/01/40	28,507
25,088		FNMA		4.500	04/01/40	26,528
932,306		FNMA		5.000	04/01/40	1,007,616
683,100		FNMA		5.000	04/01/40	738,422
178,647	i	FNMA	LIBOR 12 M + 1.795%	3.583	05/01/40	186,586
51,968	i	FNMA	LIBOR 12 M + 1.887%	3.638	05/01/40	54,653
119,851	i	FNMA	LIBOR 12 M + 1.837%	3.669	05/01/40	125,443
23,672		FNMA		4.500	05/01/40	25,054
61,358		FNMA		4.500	07/01/40	64,878
65,650		FNMA		4.500	07/01/40	69,416
80,209		FNMA		5.000	07/01/40	86,726
31,649	i	FNMA	LIBOR 12 M + 1.805%	3.555	08/01/40	33,123
520,886		FNMA		4.500	08/01/40	550,725
719,378		FNMA		4.500	08/01/40	760,576
535,370		FNMA		5.000	08/01/40	578,867
1,218,319		FNMA		4.500	09/01/40	1,288,425
490,471		FNMA		4.500	09/01/40	518,582
1,049,843		FNMA		6.000	09/01/40	1,179,850
198,943		FNMA		3.500	10/01/40	200,681
862,861		FNMA		4.000	10/01/40	891,501
2,055,974		FNMA		4.000	10/01/40	2,124,214
1,157,147		FNMA		4.500	10/01/40	1,222,525
1,654,633		FNMA		3.500	11/01/40	1,669,096
1,738,711		FNMA		4.000	11/01/40	1,796,603
1,574,051		FNMA		4.000	11/01/40	1,626,260
985,843		FNMA		4.000	11/01/40	1,018,570
176,629		FNMA		4.500	11/01/40	186,733
148

TIAA-CREF FUNDS - Bond Index Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$121,340	i	FNMA	LIBOR 12 M + 1.823%	3.573%	12/01/40	$126,393
544,632		FNMA		4.000	12/01/40	562,753
4,078,208		FNMA		4.500	12/01/40	4,312,333
60,387		FNMA		3.500	01/01/41	60,915
309,942		FNMA		3.500	02/01/41	312,655
73,696	i	FNMA	LIBOR 12 M + 1.806%	3.660	02/01/41	76,881
1,481,246		FNMA		4.000	02/01/41	1,531,328
1,373,255		FNMA		4.000	03/01/41	1,418,810
1,016,811		FNMA		4.500	04/01/41	1,075,176
1,456,281		FNMA		4.500	05/01/41	1,540,000
216,604		FNMA		4.500	05/01/41	228,717
732,703		FNMA		4.500	06/01/41	774,880
178,634	i	FNMA	LIBOR 12 M + 1.782%	3.566	07/01/41	186,802
891,260		FNMA		4.500	07/01/41	942,478
2,464,886		FNMA		4.000	09/01/41	2,546,846
1,317,000		FNMA		4.500	09/01/41	1,391,554
442,997		FNMA		5.500	09/01/41	486,010
44,195	i	FNMA	LIBOR 12 M + 1.800%	2.934	10/01/41	45,811
217,157	i	FNMA	LIBOR 12 M + 1.825%	3.575	10/01/41	226,174
834,471		FNMA		3.500	11/01/41	841,782
907,967		FNMA		3.500	11/01/41	915,922
628,575	i	FNMA	LIBOR 12 M + 1.750%	2.839	12/01/41	653,496
5,448,462		FNMA		3.500	12/01/41	5,496,195
952,455		FNMA		4.000	12/01/41	984,139
2,448,970		FNMA		3.500	03/01/42	2,470,428
1,637,621		FNMA		4.000	03/01/42	1,692,043
4,463,896		FNMA		3.500	04/01/42	4,503,012
1,641,854		FNMA		3.500	04/01/42	1,656,239
1,884,847		FNMA		4.500	04/01/42	1,992,876
1,699,650		FNMA		5.000	04/01/42	1,847,550
1,450,670		FNMA		4.000	05/01/42	1,498,792
1,941,264		FNMA		5.000	05/01/42	2,099,142
1,481,847		FNMA		3.000	06/01/42	1,457,782
6,705,584		FNMA		3.500	06/01/42	6,764,255
5,722,475		FNMA		4.000	06/01/42	5,913,077
3,542,088		FNMA		4.000	06/01/42	3,659,870
10,813,978		FNMA		3.500	07/01/42	10,908,719
2,101,048		FNMA		4.500	07/01/42	2,216,689
2,253,684		FNMA		3.500	08/01/42	2,273,431
3,543,385		FNMA		3.000	09/01/42	3,485,708
4,417,024		FNMA		3.500	09/01/42	4,454,288
20,296,662		FNMA		4.500	09/01/42	21,456,056
7,348,596		FNMA		3.000	10/01/42	7,228,978
2,163,144		FNMA		3.500	10/01/42	2,180,969
2,801,735		FNMA		2.500	01/01/43	2,650,902
9,061,204		FNMA		3.000	01/01/43	8,914,199
12,423,735		FNMA		3.000	02/01/43	12,221,553
149

TIAA-CREF FUNDS - Bond Index Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$3,081,223		FNMA		3.000%	04/01/43	$3,031,131
8,987,376		FNMA		3.000	04/01/43	8,841,075
1,929,831	i	FNMA	LIBOR 12 M + 1.695%	2.124	06/01/43	1,929,756
9,171,446		FNMA		3.000	06/01/43	9,022,472
2,058,354	i	FNMA	LIBOR 12 M + 1.550%	1.755	07/01/43	2,118,667
7,530,334		FNMA		3.000	07/01/43	7,407,741
6,934,514		FNMA		3.500	07/01/43	6,986,522
6,613,241		FNMA		3.000	08/01/43	6,505,583
3,135,032		FNMA		4.000	08/01/43	3,239,437
5,314,168		FNMA		3.000	09/01/43	5,227,817
6,806,654		FNMA		3.500	09/01/43	6,857,867
4,902,920		FNMA		3.500	10/01/43	4,939,807
614,053		FNMA		4.500	10/01/43	644,748
1,886,249		FNMA		4.000	11/01/43	1,943,973
4,506,982		FNMA		4.000	11/01/43	4,646,646
1,298,326		FNMA		4.500	12/01/43	1,363,278
4,070,746		FNMA		4.500	12/01/43	4,273,460
4,797,389		FNMA		4.000	01/01/44	4,938,635
68,115,512		FNMA		4.000	03/01/44	70,359,073
3,694,005		FNMA		4.000	05/01/44	3,798,713
3,953,606		FNMA		4.000	07/01/44	4,065,424
4,305,444		FNMA		4.000	07/01/44	4,426,832
2,555,337		FNMA		3.500	09/01/44	2,570,572
3,860,654		FNMA		4.000	09/01/44	3,969,083
8,701,252		FNMA		3.500	10/01/44	8,759,853
19,437,636		FNMA		5.000	11/01/44	20,982,163
4,267,303		FNMA		4.000	12/01/44	4,384,780
6,250,842		FNMA		3.000	01/01/45	6,149,096
19,287,053		FNMA		3.000	01/01/45	18,973,152
39,802,077	h	FNMA		3.500	01/01/45	40,101,815
13,826,450		FNMA		3.500	02/01/45	13,887,490
8,357,408		FNMA		3.000	04/01/45	8,182,364
13,998,940		FNMA		3.500	05/01/45	14,054,376
11,472,513		FNMA		3.500	07/01/45	11,514,406
15,620,564		FNMA		4.000	07/01/45	16,039,996
10,258,491		FNMA		3.500	11/01/45	10,286,326
26,451,692		FNMA		4.000	11/01/45	27,151,472
9,265,834		FNMA		3.500	12/01/45	9,289,591
12,450,019		FNMA		3.500	12/01/45	12,485,807
8,111,284		FNMA		3.500	01/01/46	8,132,072
7,333,286		FNMA		3.500	02/01/46	7,352,073
13,400,684		FNMA		4.500	05/01/46	14,035,216
8,455,860		FNMA		3.000	06/01/46	8,247,753
15,913,115		FNMA		3.500	07/01/46	15,953,801
14,824,188		FNMA		4.000	08/01/46	15,216,362
13,431,698		FNMA		3.000	09/01/46	13,100,951
13,763,919		FNMA		3.000	10/01/46	13,424,788
27,348,130		FNMA		3.000	11/01/46	26,674,244
8,784,510		FNMA		3.500	12/01/46	8,807,051
39,554,581		FNMA		3.000	01/01/47	38,579,503
150

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$12,202,307	FNMA	4.000%	02/01/47	$12,527,706
14,094,480	FNMA	3.000	03/01/47	13,746,828
13,552,011	FNMA	3.500	03/01/47	13,586,814
4,212,306	FNMA	4.000	03/01/47	4,324,737
18,823,890	FNMA	3.000	04/01/47	18,359,575
18,303,702	FNMA	3.500	04/01/47	18,350,720
9,117,601	FNMA	3.500	05/01/47	9,141,002
17,457,999	FNMA	4.000	07/01/47	17,928,899
20,116,712	FNMA	3.500	08/01/47	20,168,469
19,565,411	FNMA	3.500	11/01/47	19,615,751
9,890,212	FNMA	3.500	01/01/48	9,914,222
39,425,244	FNMA	4.000	01/01/48	40,519,430
8,209,386	FNMA	3.500	07/01/55	8,230,378
3,754	Government National Mortgage Association (GNMA)	4.500	01/20/24	3,922
28,028	GNMA	4.000	04/15/24	28,887
6,046	GNMA	4.500	07/15/24	6,268
108,656	GNMA	4.000	08/15/24	111,967
25,565	GNMA	4.500	08/15/24	26,903
76,994	GNMA	4.000	09/15/24	79,307
14,835	GNMA	4.500	01/15/25	15,627
120,990	GNMA	4.000	08/15/25	124,703
66,473	GNMA	3.500	03/15/26	68,215
78,998	GNMA	4.000	04/15/26	81,425
66,702	GNMA	4.000	06/20/26	68,839
106,016	GNMA	3.500	11/20/26	108,861
558,885	GNMA	3.000	12/15/26	562,049
1,721,238	GNMA	2.500	04/20/27	1,703,712
1,112,057	GNMA	2.500	09/20/27	1,100,716
967	GNMA	6.500	09/15/28	1,081
424	GNMA	6.500	09/15/28	474
2,273	GNMA	6.500	11/15/28	2,542
1,056	GNMA	7.500	11/15/28	1,156
1,650,327	GNMA	3.500	11/20/28	1,695,155
7,678	GNMA	8.500	10/15/30	8,006
3,428	GNMA	8.500	10/20/30	3,991
430	GNMA	8.500	12/15/30	522
540	GNMA	7.000	06/20/31	627
1,618	GNMA	7.000	07/15/31	1,671
1,780	GNMA	7.000	07/15/31	1,934
9,436,854	GNMA	3.000	08/20/32	9,492,812
207,577	GNMA	6.000	10/15/32	233,454
26,958	GNMA	5.500	12/20/32	29,706
62,904	GNMA	5.500	05/15/33	68,656
9,705	GNMA	5.000	07/15/33	10,421
37,947	GNMA	5.500	07/15/33	41,708
8,326	GNMA	5.000	07/20/33	8,932
25,534	GNMA	5.000	08/15/33	26,911
27,917	GNMA	5.000	08/15/33	29,666
144,013	GNMA	5.500	09/15/33	161,239
110,476	GNMA	6.000	11/20/33	124,687
48,831	GNMA	5.500	05/20/34	53,783
70,545	GNMA	6.000	09/20/34	80,555
5,729	GNMA	5.000	10/20/34	6,149
151

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$150,671	GNMA	5.500%	11/15/34	$166,071
69,692	GNMA	6.500	01/15/35	79,032
36,926	GNMA	5.500	02/20/35	40,660
703,077	GNMA	5.000	03/20/35	761,697
220,491	GNMA	5.000	04/15/35	236,816
228,251	GNMA	5.500	05/20/35	251,432
8,710	GNMA	5.000	09/20/35	9,339
3,871	GNMA	5.000	11/15/35	4,080
5,414	GNMA	5.000	11/15/35	5,815
62,322	GNMA	5.500	02/20/36	68,200
7,442	GNMA	5.500	03/15/36	8,260
20,479	GNMA	5.500	05/20/36	22,270
5,520	GNMA	6.500	06/15/36	6,318
187,577	GNMA	5.500	06/20/36	203,156
11,253	GNMA	5.000	09/15/36	12,090
6,399	GNMA	6.000	09/15/36	7,172
17,992	GNMA	6.000	10/20/36	20,151
13,029	GNMA	5.000	12/15/36	14,000
10,717	GNMA	5.500	01/15/37	11,651
11,052	GNMA	6.000	01/20/37	12,496
260,515	GNMA	5.500	02/15/37	286,088
39,421	GNMA	6.000	02/20/37	44,427
292,920	GNMA	6.000	04/15/37	328,830
11,090	GNMA	6.500	04/15/37	12,404
179,512	GNMA	6.000	04/20/37	200,547
17,466	GNMA	6.000	06/15/37	19,529
21,968	GNMA	6.000	08/20/37	24,630
18,334	GNMA	6.500	08/20/37	21,076
84,286	GNMA	6.500	11/20/37	97,735
30,572	GNMA	6.000	12/15/37	34,017
5,538	GNMA	5.000	02/20/38	5,929
136,219	GNMA	5.000	04/15/38	146,319
5,256	GNMA	5.500	05/20/38	5,681
26,969	GNMA	5.500	06/15/38	29,816
58,427	GNMA	6.000	06/20/38	65,552
78,552	GNMA	5.500	07/15/38	85,614
477,231	GNMA	5.000	07/20/38	512,497
427,763	GNMA	5.500	07/20/38	463,735
9,855	GNMA	5.500	08/15/38	10,741
182,343	GNMA	6.000	08/15/38	202,891
78,185	GNMA	6.000	08/15/38	86,995
42,720	GNMA	6.000	08/20/38	48,052
167,056	GNMA	6.000	09/20/38	186,176
64,233	GNMA	5.000	10/15/38	67,735
14,723	GNMA	5.500	10/15/38	16,433
20,860	GNMA	6.500	10/20/38	21,866
8,146	GNMA	6.500	10/20/38	9,177
2,256	GNMA	5.500	11/15/38	2,459
32,878	GNMA	6.500	11/20/38	37,139
152,363	GNMA	6.000	12/15/38	169,532
3,352	GNMA	6.500	12/15/38	3,820
33,032	GNMA	5.000	01/15/39	35,466
152

TIAA-CREF FUNDS - Bond Index Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$770,293		GNMA		4.500%	01/20/39	$809,441
83,955		GNMA		6.500	01/20/39	93,772
32,753		GNMA		5.000	02/15/39	35,174
8,457		GNMA		6.000	02/15/39	9,410
27,264		GNMA		4.500	03/15/39	28,661
254,176		GNMA		4.500	03/15/39	264,182
45,953	i	GNMA	DGS1 + 1.500%	2.625	03/20/39	46,809
9,838		GNMA		4.500	03/20/39	10,343
166,605		GNMA		5.500	03/20/39	180,685
16,683		GNMA		4.500	04/15/39	17,641
277,518		GNMA		5.500	04/15/39	308,201
6,165		GNMA		5.000	04/20/39	6,615
33,505		GNMA		4.000	05/15/39	34,466
482,963		GNMA		4.500	05/15/39	510,684
225,729		GNMA		5.000	05/15/39	242,049
34,290		GNMA		4.000	05/20/39	35,844
89,122		GNMA		4.500	05/20/39	93,674
1,826,489		GNMA		5.000	05/20/39	1,960,027
14,617		GNMA		4.500	06/15/39	15,458
1,336,978		GNMA		4.500	06/15/39	1,413,074
1,570,717		GNMA		5.000	06/15/39	1,693,000
1,382,443		GNMA		5.000	06/15/39	1,489,698
30,289		GNMA		5.000	06/15/39	32,539
13,403		GNMA		5.000	06/15/39	14,394
16,614		GNMA		5.000	06/15/39	17,848
20,486		GNMA		4.000	06/20/39	21,406
12,147		GNMA		5.000	06/20/39	13,032
1,599,312		GNMA		4.000	07/15/39	1,645,203
19,088		GNMA		4.500	07/15/39	20,182
40,425		GNMA		4.500	07/15/39	42,743
1,800,280		GNMA		4.500	07/15/39	1,906,123
16,776		GNMA		5.000	07/15/39	18,016
204,438		GNMA		4.500	07/20/39	214,866
175,966		GNMA		5.000	07/20/39	189,503
18,292		GNMA		5.500	07/20/39	19,831
87,073		GNMA		4.000	08/15/39	89,572
227,695		GNMA		5.000	08/15/39	244,571
15,396		GNMA		5.500	08/15/39	16,780
108,507		GNMA		6.000	08/15/39	120,734
59,481		GNMA		4.000	08/20/39	62,344
46,387		GNMA		5.000	08/20/39	49,772
41,772		GNMA		5.000	09/15/39	44,842
63,765		GNMA		5.000	09/20/39	68,412
13,539		GNMA		4.500	10/15/39	14,316
9,108		GNMA		5.000	10/15/39	9,783
20,169		GNMA		4.500	10/20/39	21,199
39,003		GNMA		4.500	11/15/39	41,287
29,890		GNMA		4.500	11/20/39	31,433
153

TIAA-CREF FUNDS - Bond Index Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$34,631		GNMA		5.000%	11/20/39	$37,155
74,344		GNMA		4.500	12/15/39	77,295
975,664		GNMA		4.500	12/15/39	1,025,664
29,429		GNMA		4.500	12/20/39	30,930
1,056,769		GNMA		5.000	12/20/39	1,137,459
997,783		GNMA		4.500	01/20/40	1,048,749
14,091		GNMA		5.500	01/20/40	15,236
526,528		GNMA		5.500	02/15/40	573,876
73,004		GNMA		4.000	03/15/40	75,106
15,519		GNMA		5.000	03/15/40	16,645
7,629		GNMA		4.500	04/15/40	8,067
188,871		GNMA		5.000	04/15/40	202,528
39,925		GNMA		4.500	04/20/40	41,962
6,488		GNMA		4.500	05/15/40	6,862
185,653		GNMA		5.000	05/15/40	196,983
372,710	i	GNMA	DGS1 + 1.500%	2.625	05/20/40	388,237
8,754		GNMA		4.500	05/20/40	9,202
3,324,500		GNMA		4.500	06/15/40	3,514,436
14,329		GNMA		4.500	06/15/40	15,146
10,915		GNMA		4.500	06/15/40	11,543
196,134		GNMA		5.000	06/20/40	213,069
402,488		GNMA		4.500	07/15/40	425,400
113,498		GNMA		4.500	07/15/40	119,281
1,417,375		GNMA		4.500	07/20/40	1,489,597
42,257		GNMA		5.000	07/20/40	45,541
290,864		GNMA		4.000	08/15/40	300,678
1,312,840		GNMA		4.000	08/15/40	1,356,977
132,115		GNMA		4.500	08/15/40	139,636
109,821		GNMA		4.500	08/20/40	115,430
89,958		GNMA		4.500	09/20/40	94,554
26,383		GNMA		5.500	09/20/40	28,602
33,575		GNMA		6.500	09/20/40	37,105
39,801		GNMA		4.000	10/15/40	41,264
80,436		GNMA		6.000	10/20/40	89,541
490,215		GNMA		4.000	11/15/40	507,694
1,219,530		GNMA		4.000	11/20/40	1,274,554
285,508		GNMA		3.500	12/15/40	289,725
430,144		GNMA		5.500	12/20/40	466,492
1,367,474		GNMA		4.000	01/15/41	1,413,455
3,176,847		GNMA		4.000	01/20/41	3,320,227
261,319		GNMA		4.000	02/15/41	270,068
857,062		GNMA		4.500	02/20/41	900,803
475,904		GNMA		4.500	03/15/41	503,086
1,034,721		GNMA		4.500	04/20/41	1,087,403
211,573		GNMA		5.000	04/20/41	226,734
154

TIAA-CREF FUNDS - Bond Index Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$97,526	i	GNMA	DGS1 + 1.500%	2.625%	06/20/41	$100,354
233,420		GNMA		4.000	07/15/41	241,205
419,799		GNMA		4.000	07/20/41	438,721
1,352,582		GNMA		4.500	07/20/41	1,422,758
1,159,748		GNMA		5.000	07/20/41	1,256,209
305,291		GNMA		4.500	08/15/41	319,818
519,393		GNMA		5.000	08/20/41	555,857
721,921		GNMA		4.000	09/15/41	746,005
53,619	i	GNMA	DGS1 + 1.500%	2.750	09/20/41	55,101
1,887,066		GNMA		4.000	09/20/41	1,972,060
109,996		GNMA		4.000	10/15/41	113,404
119,402	i	GNMA	DGS1 + 1.500%	3.125	10/20/41	122,614
71,200	i	GNMA	DGS1 + 1.500%	3.125	10/20/41	73,166
2,431,316		GNMA		4.000	10/20/41	2,540,934
304,492		GNMA		5.500	10/20/41	331,498
754,929		GNMA		3.500	11/15/41	766,081
1,632,816		GNMA		4.000	11/15/41	1,687,339
3,078,243		GNMA		4.500	11/20/41	3,238,183
1,321,802		GNMA		5.000	11/20/41	1,418,785
371,537		GNMA		6.000	11/20/41	413,183
1,661,646		GNMA		3.500	01/20/42	1,686,196
398,467	i	GNMA	DGS1 + 1.500%	2.375	02/20/42	410,024
809,213		GNMA		3.500	03/20/42	821,169
1,259,045		GNMA		4.500	03/20/42	1,323,431
1,482,049		GNMA		3.500	04/15/42	1,503,945
2,446,314		GNMA		3.500	05/20/42	2,476,477
7,738,001		GNMA		3.500	05/20/42	7,852,334
1,739,510		GNMA		4.000	05/20/42	1,815,065
3,587,238		GNMA		3.500	07/15/42	3,627,798
408,860	i	GNMA	DGS1 + 1.500%	2.750	07/20/42	417,170
1,812,260		GNMA		3.500	07/20/42	1,839,038
2,247,879		GNMA		3.000	08/20/42	2,219,866
2,557,575		GNMA		3.500	08/20/42	2,589,063
7,602,093		GNMA		3.500	08/20/42	7,714,421
1,304,246		GNMA		6.000	08/20/42	1,464,386
2,956,845		GNMA		3.500	10/20/42	3,000,536
3,265,716		GNMA		3.000	11/20/42	3,225,692
2,743,409		GNMA		3.000	12/20/42	2,703,786
3,795,843		GNMA		3.000	12/20/42	3,749,713
2,224,389		GNMA		3.000	01/15/43	2,197,471
4,984,403		GNMA		3.000	01/15/43	4,941,129
2,891,283		GNMA		3.000	01/20/43	2,856,444
4,920,673		GNMA		3.000	02/20/43	4,861,887
155

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,043,565		GNMA	3.000%	02/20/43	$3,000,855
930,591		GNMA	3.000	04/15/43	922,494
887,746		GNMA	5.000	04/20/43	947,085
2,002,470		GNMA	3.000	05/20/43	1,978,752
3,096,242		GNMA	3.000	06/20/43	3,059,569
6,046,438		GNMA	3.500	06/20/43	6,121,007
6,700,306		GNMA	3.000	07/20/43	6,620,944
3,092,709		GNMA	3.500	07/20/43	3,138,412
15,267,471	h	GNMA	4.500	08/20/43	16,077,513
4,524,794		GNMA	3.500	09/20/43	4,591,664
1,678,646		GNMA	4.000	09/20/43	1,737,198
18,959,586	h	GNMA	3.500	10/20/43	19,239,789
10,299,645		GNMA	4.000	10/20/43	10,689,226
837,091		GNMA	3.500	11/20/43	849,463
1,832,174		GNMA	4.000	11/20/43	1,896,057
1,536,841		GNMA	4.500	12/20/43	1,618,759
1,621,564		GNMA	4.500	01/20/44	1,708,106
2,186,778		GNMA	3.500	02/20/44	2,219,098
3,068,678		GNMA	4.000	02/20/44	3,175,638
3,102,576		GNMA	4.000	05/20/44	3,210,623
3,241,190		GNMA	4.000	06/20/44	3,354,161
9,240,972		GNMA	3.500	07/20/44	9,355,958
2,395,557		GNMA	4.500	10/20/44	2,521,322
6,662,978		GNMA	3.500	11/20/44	6,732,386
8,907,525		GNMA	3.000	12/20/44	8,806,707
13,084,065		GNMA	4.000	12/20/44	13,540,095
21,502,209		GNMA	3.500	02/20/45	21,733,868
9,837,681		GNMA	4.000	03/20/45	10,180,083
9,433,055		GNMA	3.000	04/20/45	9,346,178
10,079,078		GNMA	3.000	06/20/45	9,987,495
10,483,721		GNMA	3.000	07/20/45	10,346,543
18,428,786		GNMA	4.000	11/20/45	19,070,017
10,725,433		GNMA	3.000	12/20/45	10,585,087
9,702,525		GNMA	3.500	12/20/45	9,806,321
11,569,150		GNMA	4.000	04/20/46	11,958,814
7,886,991		GNMA	3.000	05/20/46	7,787,442
33,689,776		GNMA	3.500	05/20/46	34,039,811
12,252,681		GNMA	3.000	06/20/46	12,081,290
7,676,660		GNMA	3.500	06/20/46	7,755,238
15,942,829		GNMA	3.500	08/20/46	16,103,565
8,715,578		GNMA	3.000	09/20/46	8,595,579
36,028,690		GNMA	3.500	09/20/46	36,391,659
9,006,987		GNMA	3.000	12/20/46	8,875,079
9,084,189		GNMA	3.000	01/20/47	8,949,999
13,081,157		GNMA	3.500	01/20/47	13,212,942
7,396,336		GNMA	4.000	01/20/47	7,606,102
27,213,022		GNMA	3.000	02/20/47	26,807,695
26,127,003		GNMA	3.500	02/20/47	26,390,217
156

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$19,760,344	GNMA	4.000%	04/20/47	$20,340,402
18,179,656	GNMA	3.500	05/20/47	18,362,805
9,322,274	GNMA	3.500	06/20/47	9,416,190
25,909,422	GNMA	4.500	07/20/47	26,944,004
19,525,046	GNMA	3.000	08/20/47	19,218,791
24,152,099	GNMA	3.500	08/20/47	24,395,417
39,525,161	GNMA	3.500	11/20/47	39,924,965
29,754,456	GNMA	3.500	12/20/47	30,055,431
19,902,387	GNMA	3.500	01/20/48	20,103,318
	TOTAL MORTGAGE BACKED			2,744,174,716

MUNICIPAL BONDS - 0.8%
200,000	Alabama Economic Settlement Authority	4.263	09/15/32	208,266
300,000	American Municipal Power	7.834	02/15/41	460,770
500,000	American Municipal Power	6.270	02/15/50	649,570
500,000	Bay Area Toll Authority	6.263	04/01/49	702,380
200,000	California State University	3.899	11/01/47	203,342
720,000	Central Puget Sound Regional Transit Authority	5.491	11/01/39	890,410
250,000	City of Chicago IL	7.375	01/01/33	277,112
300,000	City of Chicago IL	5.432	01/01/42	274,419
190,000	City of Houston TX	3.961	03/01/47	193,437
750,000	City Public Service Board of San Antonio TX	5.808	02/01/41	963,128
150,000	Colorado Bridge Enterprise	6.078	12/01/40	192,511
200,000	Commonwealth Financing Authority	4.014	06/01/33	204,610
100,000	Commonwealth Financing Authority	3.864	06/01/38	100,478
100,000	Commonwealth Financing Authority	4.144	06/01/38	103,750
200,000	Commonwealth of Massachusetts	4.200	12/01/21	208,388
500,000	Commonwealth of Massachusetts	5.731	06/01/40	635,470
100,000	Commonwealth of Massachusetts	3.277	06/01/46	94,123
195,000	Commonwealth of Pennsylvania	5.850	07/15/30	208,336
200,000	County of Clark NV	6.820	07/01/45	296,300
350,000	Denver City & County School District No	4.242	12/15/37	369,313
200,000	District of Columbia	5.591	12/01/34	240,038
100,000	East Baton Rouge Sewerage Commission	6.087	02/01/45	105,210
10,000	Energy Northwest	2.814	07/01/24	9,834
500,000	Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	502,830
200,000	Florida State Board of Administration Finance Corp	2.163	07/01/19	199,504
200,000	Florida State Board of Administration Finance Corp	2.638	07/01/21	198,716
200,000	Health & Educational Facilities Authority of the State of Missouri	3.651	01/15/46	195,542
200,000	Health & Educational Facilities Authority of the State of Missouri	3.086	09/15/51	172,932
200,000	Health & Educational Facilities Authority of the State of Missouri	3.652	08/15/57	193,396
12,962	Kentucky Asset Liability Commission	3.165	04/01/18	12,963
630,000	Los Angeles Unified School District	5.750	07/01/34	780,148
100,000	Massachusetts School Building Authority	5.715	08/15/39	123,398
200,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd	4.053	07/01/26	207,462
157

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Metropolitan Government of Nashville & Davidson County	6.731%	07/01/43	$136,225
940,000	Metropolitan Transportation Authority	6.648	11/15/39	1,260,126
650,000	Metropolitan Transportation Authority	7.336	11/15/39	979,725
500,000	Missouri Highway & Transportation Commission	5.445	05/01/33	587,445
250,000	Municipal Electric Authority of Georgia	6.637	04/01/57	310,547
500,000	Municipal Electric Authority of Georgia	6.655	04/01/57	615,520
947,000	New Jersey Economic Development Authority	7.425	02/15/29	1,171,041
335,000	New Jersey State Turnpike Authority	7.414	01/01/40	493,418
1,000,000	New Jersey State Turnpike Authority	7.102	01/01/41	1,431,390
800,000	New Jersey Transportation Trust Fund Authority	5.754	12/15/28	896,056
360,000	New Jersey Transportation Trust Fund Authority	6.104	12/15/28	376,344
700,000	New Jersey Transportation Trust Fund Authority	6.875	12/15/39	725,599
1,100,000	New York City Municipal Water Finance Authority	5.790	06/15/41	1,171,280
500,000	New York City Municipal Water Finance Authority	5.440	06/15/43	627,665
600,000	New York State Dormitory Authority	5.289	03/15/33	680,964
130,000	New York State Dormitory Authority	5.628	03/15/39	157,362
545,000	New York State Dormitory Authority	5.600	03/15/40	672,247
400,000	New York State Urban Development Corp	5.838	03/15/40	490,600
675,000	Ohio State Water Development Authority	4.879	12/01/34	748,521
750,000	Oregon School Boards Association	4.759	06/30/28	819,863
250,000	Oregon School Boards Association	5.680	06/30/28	287,830
100,000	Oregon State Department of Transportation	5.834	11/15/34	124,707
300,000	Permanent University Fund-Texas A&M University System	3.660	07/01/47	291,558
200,000	Permanent University Fund-University of Texas System	3.376	07/01/47	190,294
200,000	Port Authority of New York & New Jersey	6.040	12/01/29	248,914
500,000	Port Authority of New York & New Jersey	5.647	11/01/40	635,715
300,000	Port Authority of New York & New Jersey	4.823	06/01/45	322,122
1,000,000	Port Authority of New York & New Jersey	5.310	08/01/46	1,101,420
400,000	Port Authority of New York & New Jersey	4.229	10/15/57	420,796
200,000	Port Authority of New York & New Jersey	4.810	10/15/65	235,562
200,000	Sales Tax Securitization Corp	3.587	01/01/43	191,270
1,000,000	Sales Tax Securitization Corp	3.820	01/01/48	984,250
100,000	Salt River Project Agricultural Improvement & Power District	4.839	01/01/41	116,100
158

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	San Jose Redevelopment Agency	3.375%	08/01/34	$96,795
800,000	Santa Clara Valley Transportation Authority	5.876	04/01/32	959,464
500,000	South Carolina Public Service Authority	2.388	12/01/23	472,300
600,000	State of California	6.200	10/01/19	632,934
645,000	State of California	5.700	11/01/21	707,662
250,000	State of California	7.500	04/01/34	360,600
1,285,000	State of California	7.550	04/01/39	1,956,644
3,400,000	State of California	7.300	10/01/39	4,958,390
2,740,000	State of California	7.625	03/01/40	4,172,554
200,000	State of California Department of Water Resources Power Supply Revenue	2.000	05/01/22	193,806
300,000	State of Connecticut	5.090	10/01/30	324,738
620,000	State of Connecticut	5.850	03/15/32	733,007
5,950,000	State of Illinois	5.100	06/01/33	5,577,113
1,295,000	State of Illinois	6.725	04/01/35	1,357,212
500,000	State of Illinois	5.650	12/01/38	487,880
500,000	State of Kansas Department of Transportation	4.596	09/01/35	550,980
272,060	State of Oregon	5.762	06/01/23	295,147
600,000	State of Texas	4.631	04/01/33	673,710
50,000	State of Texas	5.517	04/01/39	64,073
1,000,000	State of Texas	4.681	04/01/40	1,154,780
575,000	State of Texas Transportation Commission	5.028	04/01/26	646,674
500,000	State of Utah	3.539	07/01/25	511,350
200,000	State of Washington	5.090	08/01/33	229,670
200,000	State of Wisconsin	3.154	05/01/27	196,858
200,000	State of Wisconsin	3.954	05/01/36	204,646
604,000	State Public School Building Authority	5.000	09/15/27	657,243
100,000	Sumter Landing Community Development District	4.172	10/01/47	105,422
2,000,000	Tennessee Valley Authority	4.500	04/01/18	2,000,000
300,000	Tennessee Valley Authority	1.750	10/15/18	299,500
750,000	Tennessee Valley Authority	2.250	03/15/20	748,580
750,000	Tennessee Valley Authority	3.875	02/15/21	778,716
750,000	Tennessee Valley Authority	2.875	09/15/24	752,141
200,000	Tennessee Valley Authority	2.875	02/01/27	198,286
500,000	Tennessee Valley Authority	5.880	04/01/36	682,204
500,000	Tennessee Valley Authority	5.500	06/15/38	668,457
4,300,000	Tennessee Valley Authority	3.500	12/15/42	4,508,838
1,750,000	Tennessee Valley Authority	4.625	09/15/60	2,156,322
300,000	Tennessee Valley Authority	4.250	09/15/65	346,714
100,000	The Ohio State University	4.910	06/01/40	117,185
500,000	The Ohio State University	3.798	12/01/46	501,350
200,000	The Ohio State University	4.048	12/01/56	204,480
500,000	University of California	1.796	07/01/19	497,805
200,000	University of California	3.063	07/01/25	198,786
200,000	University of California	5.770	05/15/43	255,144
200,000	University of California	3.931	05/15/45	204,160
200,000	University of California	4.131	05/15/45	208,110
860,000	University of California	4.858	05/15/12	932,515
200,000	University of California	4.767	05/15/15	211,028
100,000	University of Pennsylvania	4.674	09/01/12	106,756
300,000	University of Southern California	3.028	10/01/39	273,488
200,000	University of Southern California	3.841	10/01/47	204,602
200,000	University of Southern California	5.250	10/01/11	243,557
700,000	University of Texas	4.794	08/15/46	806,477
200,000	University of Texas System	3.852	08/15/46	209,324
150,000	Virginia Commonwealth Transportation Board	5.350	05/15/35	174,716
	TOTAL MUNICIPAL BONDS			76,451,455
159

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
U.S. TREASURY SECURITIES - 35.3%
$21,250,000	United States Treasury Bond	4.500%	02/15/36	$26,222,315
37,400,000	United States Treasury Bond	5.000	05/15/37	49,225,234
4,644,000	United States Treasury Bond	4.375	02/15/38	5,705,268
96,983,000	United States Treasury Bond	3.500	02/15/39	106,375,123
18,850,000	United States Treasury Bond	4.375	11/15/39	23,301,522
12,585,000	United States Treasury Bond	3.875	08/15/40	14,552,052
11,185,000	United States Treasury Bond	4.250	11/15/40	13,631,262
26,350,000	United States Treasury Bond	4.375	05/15/41	32,735,988
10,000,000	United States Treasury Bond	3.750	08/15/41	11,374,232
13,300,000	United States Treasury Bond	3.125	11/15/41	13,714,046
4,550,000	United States Treasury Bond	3.125	02/15/42	4,691,930
22,000,000	United States Treasury Bond	3.000	05/15/42	22,198,445
10,000,000	United States Treasury Bond	2.750	08/15/42	9,642,209
4,000,000	United States Treasury Bond	2.750	11/15/42	3,853,092
10,250,000	United States Treasury Bond	2.875	05/15/43	10,082,848
6,500,000	United States Treasury Bond	3.625	08/15/43	7,262,431
2,000,000	United States Treasury Bond	3.750	11/15/43	2,279,981
7,615,000	United States Treasury Bond	3.625	02/15/44	8,515,762
2,500,000	United States Treasury Bond	3.375	05/15/44	2,683,147
16,750,000	United States Treasury Bond	3.000	11/15/44	16,826,090
16,000,000	United States Treasury Bond	2.500	02/15/45	14,577,694
22,000,000	United States Treasury Bond	3.000	05/15/45	22,091,838
16,000,000	United States Treasury Bond	2.875	08/15/45	15,679,084
22,000,000	United States Treasury Bond	2.500	02/15/46	19,978,498
27,000,000	United States Treasury Bond	2.500	05/15/46	24,498,893
18,300,000	United States Treasury Bond	2.875	11/15/46	17,908,074
28,000,000	United States Treasury Bond	3.000	02/15/47	28,088,236
30,000,000	United States Treasury Bond	2.750	08/15/47	28,609,207
45,000,000	United States Treasury Bond	2.750	11/15/47	42,924,090
31,000,000	United States Treasury Bond	3.000	02/15/48	31,109,076
28,350,000	United States Treasury Note	1.500	08/31/18	28,302,599
22,000,000	United States Treasury Note	1.375	09/30/18	21,938,865
28,000,000	United States Treasury Note	1.250	10/31/18	27,880,781
30,000,000	United States Treasury Note	1.500	02/28/19	29,833,594
11,000,000	United States Treasury Note	1.625	03/31/19	10,944,565
40,750,000	United States Treasury Note	1.500	05/31/19	40,431,114
40,000,000	United States Treasury Note	1.625	06/30/19	39,725,748
9,000,000	United States Treasury Note	1.250	08/31/19	8,878,017
50,500,000	United States Treasury Note	1.625	08/31/19	50,077,898
10,000,000	United States Treasury Note	0.875	09/15/19	9,804,652
9,000,000	United States Treasury Note	1.375	09/30/19	8,883,904
38,500,000	United States Treasury Note	1.750	09/30/19	38,222,931
10,000,000	United States Treasury Note	1.000	10/15/19	9,814,313
57,000,000	United States Treasury Note	1.500	11/30/19	56,294,599
25,000,000	United States Treasury Note	1.750	11/30/19	24,792,172
33,500,000	United States Treasury Note	1.625	12/31/19	33,130,791
15,000,000	United States Treasury Note	1.875	12/31/19	14,898,546
78,500,000	United States Treasury Note	1.375	02/29/20	77,157,433
5,000,000	United States Treasury Note	1.375	03/31/20	4,909,143
20,000,000	United States Treasury Note	1.375	04/30/20	19,613,826
160

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$50,000,000	United States Treasury Note	1.500%	05/31/20	$49,122,214
38,000,000	United States Treasury Note	1.500	06/15/20	37,325,374
22,500,000	United States Treasury Note	1.625	07/31/20	22,135,546
4,000,000	United States Treasury Note	2.000	07/31/20	3,968,955
5,342,000	United States Treasury Note	2.625	08/15/20	5,374,808
34,000,000	United States Treasury Note	1.375	08/31/20	33,216,727
20,000,000	United States Treasury Note	1.375	09/15/20	19,535,301
30,000,000	United States Treasury Note	1.375	09/30/20	29,279,448
6,000,000	United States Treasury Note	2.000	09/30/20	5,947,522
40,000,000	United States Treasury Note	1.375	10/31/20	39,003,155
50,000,000	United States Treasury Note	1.625	11/30/20	49,027,132
5,000,000	United States Treasury Note	2.000	11/30/20	4,951,341
43,000,000	United States Treasury Note	1.875	12/15/20	42,442,040
25,000,000	United States Treasury Note	1.750	12/31/20	24,580,833
48,500,000	United States Treasury Note	1.375	01/31/21	47,144,824
5,900,000	United States Treasury Note	3.625	02/15/21	6,100,847
16,000,000	United States Treasury Note	1.125	02/28/21	15,427,256
10,000,000	United States Treasury Note	2.000	02/28/21	9,886,931
50,000,000	United States Treasury Note	2.375	03/15/21	49,969,651
50,000,000	United States Treasury Note	1.250	03/31/21	48,334,949
55,000,000	United States Treasury Note	1.375	04/30/21	53,303,519
65,000,000	United States Treasury Note	1.375	05/31/21	62,900,818
25,000,000	United States Treasury Note	1.125	06/30/21	23,977,683
39,000,000	United States Treasury Note	1.125	07/31/21	37,348,635
27,610,000	United States Treasury Note	2.125	08/15/21	27,304,643
40,000,000	United States Treasury Note	1.125	08/31/21	38,249,872
30,185,000	United States Treasury Note	1.125	09/30/21	28,828,797
50,000,000	United States Treasury Note	1.250	10/31/21	47,909,509
13,379,100	United States Treasury Note	8.000	11/15/21	15,933,595
57,000,000	United States Treasury Note	1.750	11/30/21	55,536,021
51,700,000	United States Treasury Note	2.000	12/31/21	50,773,735
24,300,000	United States Treasury Note	1.875	01/31/22	23,743,983
60,000,000	United States Treasury Note	1.875	02/28/22	58,584,670
3,000,000	United States Treasury Note	1.750	03/31/22	2,914,454
51,000,000	United States Treasury Note	1.875	03/31/22	49,766,824
92,000,000	United States Treasury Note	1.875	04/30/22	89,702,721
33,000,000	United States Treasury Note	1.750	05/31/22	31,992,633
30,000,000	United States Treasury Note	1.750	06/30/22	29,067,515
63,000,000	United States Treasury Note	1.875	07/31/22	61,292,120
55,000,000	United States Treasury Note	1.625	08/31/22	52,902,688
35,000,000	United States Treasury Note	1.875	09/30/22	34,001,261
65,000,000	United States Treasury Note	2.000	10/31/22	63,456,761
10,500,000	United States Treasury Note	1.625	11/15/22	10,076,777
108,000,000	United States Treasury Note	2.000	11/30/22	105,383,908
16,000,000	United States Treasury Note	2.125	12/31/22	15,686,128
25,000,000	United States Treasury Note	2.375	01/31/23	24,786,408
60,000,000	United States Treasury Note	2.625	02/28/23	60,161,611
70,000,000	United States Treasury Note	2.500	03/31/23	69,758,541
13,000,000	United States Treasury Note	2.750	11/15/23	13,087,226
20,000,000	United States Treasury Note	2.125	11/30/23	19,473,322
15,000,000	United States Treasury Note	2.250	01/31/24	14,683,766
25,000,000	United States Treasury Note	2.125	03/31/24	24,269,381
26,000,000	United States Treasury Note	2.500	05/15/24	25,769,877
161

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$40,005,000	United States Treasury Note	2.250%	11/15/24	$38,938,318
40,000,000	United States Treasury Note	2.250	12/31/24	38,914,247
37,000,000	United States Treasury Note	2.125	05/15/25	35,610,203
17,000,000	United States Treasury Note	2.000	08/15/25	16,190,534
30,000,000	United States Treasury Note	2.250	11/15/25	29,019,692
44,500,000	United States Treasury Note	1.625	02/15/26	41,027,672
30,000,000	United States Treasury Note	1.625	05/15/26	27,575,475
25,000,000	United States Treasury Note	1.500	08/15/26	22,676,581
11,000,000	United States Treasury Note	2.000	11/15/26	10,367,121
27,000,000	United States Treasury Note	2.250	02/15/27	25,932,202
56,000,000	United States Treasury Note	2.250	08/15/27	53,654,747
65,000,000	United States Treasury Note	2.750	02/15/28	64,984,092
	TOTAL U.S. TREASURY SECURITIES			3,456,168,298

	TOTAL GOVERNMENT BONDS			6,845,443,474
	(Cost $6,967,639,310)

STRUCTURED ASSETS - 2.6%

ASSET BACKED - 0.9%
279,155	American Airlines Pass Through Trust	4.950	01/15/23	290,321
387,616	American Airlines Pass Through Trust	4.000	07/15/25	388,430
249,210	American Airlines Pass Through Trust	3.700	10/01/26	246,095
263,597	American Airlines Pass Through Trust	3.375	05/01/27	257,336
181,059	American Airlines Pass Through Trust	3.600	09/22/27	179,031
185,626	American Airlines Pass Through Trust	3.575	01/15/28	183,536
165,900	American Airlines Pass Through Trust	3.200	06/15/28	158,517
288,300	American Airlines Pass Through Trust	3.650	02/15/29	285,777
1,885,000	American Express Credit Account Master Trust	1.930	09/15/22	1,859,583
	Series - 2017 1 (Class A)
3,000,000	AmeriCredit Automobile Receivables Trust	2.510	01/08/21	2,999,356
	Series - 2015 1 (Class C)
1,565,000	AmeriCredit Automobile Receivables Trust	2.730	03/08/21	1,566,119
	Series - 2015 3 (Class C)
955,000	AmeriCredit Automobile Receivables Trust	1.830	12/08/21	936,554
	Series - 2016 4 (Class B)
1,325,000	AmeriCredit Automobile Receivables Trust	2.600	09/18/23	1,301,010
	Series - 2017 4 (Class C)
1,000,000	BMW Vehicle Lease Trust	2.180	06/22/20	993,278
	Series - 2017 1 (Class A4)
1,200,000	Capital One Multi-Asset Execution Trust	2.080	03/15/23	1,184,545
	Series - 2015 A2 (Class A2)
1,500,000	Capital One Multi-Asset Execution Trust	1.990	07/17/23	1,473,629
	Series - 2017 A4 (Class A4)
916,618	CarMax Auto Owner Trust	1.520	02/16/21	909,215
	Series - 2016 2 (Class A3)
1,000,000	CarMax Auto Owner Trust	2.480	11/15/22	992,729
	Series - 2018 1 (Class A3)
575,000	CarMax Auto Owner Trust	2.410	12/15/22	563,509
	Series - 2017 2 (Class B)
2,841	CenterPoint Energy Transition	3.460	08/15/19	2,859
	Series - 0 1 (Class A2)
162

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$320,467		CenterPoint Energy Transition Bond Co II LLC	5.302%	08/01/20	$327,533
		Series - 2005 A (Class A5)
498,394		CenterPoint Energy Transition Bond Co LLC	2.161	10/15/21	496,015
		Series - 2012 1 (Class A2)
1,470,000		Chase Issuance Trust	1.370	06/15/21	1,449,216
		Series - 2016 A2 (Class A)
2,500,000		Chase Issuance Trust	1.270	07/15/21	2,459,292
		Series - 2016 A5 (Class A5)
1,600,000		Chase Issuance Trust	1.840	04/15/22	1,573,063
		Series - 2015 A4 (Class A4)
1,500,000		Chase Issuance Trust	2.770	03/15/23	1,500,078
		Series - 2014 A2 (Class A2)
1,000,000		Chase Issuance Trust	2.160	09/16/24	970,041
		Series - 2012 A7 (Class A7)
2,000,000		CitiBank Credit Card Issuance Trust	2.150	07/15/21	1,988,994
		Series - 2014 A6 (Class A6)
1,000,000		CitiBank Credit Card Issuance Trust	1.920	04/07/22	984,930
		Series - 2017 A3 (Class A3)
2,000,000		CitiBank Credit Card Issuance Trust	1.860	08/08/22	1,958,896
		Series - 2017 A8 (Class A8)
2,000,000		CitiBank Credit Card Issuance Trust	2.880	01/23/23	2,004,121
		Series - 0 A1 (Class A1)
1,250,000		CitiBank Credit Card Issuance Trust	2.190	11/20/23	1,219,986
		Series - 2016 A2 (Class A2)
650,000	i	CSAIL Commercial Mortgage Trust	4.752	01/15/49	666,128
		Series - 2016 C6 (Class C)
500,000		CSAIL Commercial Mortgage Trust	2.608	11/15/49	486,227
		Series - 2016 C7 (Class A3)
1,250,000		CSAIL Commercial Mortgage Trust	2.970	04/15/50	1,252,454
		Series - 2015 C1 (Class A2)
1,000,000		Discover Card Execution Note Trust	2.120	12/15/21	994,679
		Series - 2014 A4 (Class A4)
3,500,000		Discover Card Execution Note Trust	1.880	02/15/23	3,434,510
		Series - 2017 A6 (Class A6)
1,680,334		FHLMC Multifamily Structured Pass Through Certificates	1.459	09/25/21	1,649,562
		Series - 2012 K019 (Class A1)
3,000,000		FHLMC Multifamily Structured Pass Through Certificates	2.307	08/25/22	2,931,137
		Series - 2012 K023 (Class A2)
313,982		FHLMC Multifamily Structured Pass Through Certificates	2.779	09/25/22	314,301
		Series - 2013 K030 (Class A1)
500,000		FHLMC Multifamily Structured Pass Through Certificates	2.510	11/25/22	492,160
		Series - 2013 K026 (Class A2)
500,000		FHLMC Multifamily Structured Pass Through Certificates	2.637	01/25/23	493,999
		Series - 2013 K027 (Class A2)
69,072		FHLMC Multifamily Structured Pass Through Certificates	2.669	02/25/23	68,881
		Series - 2013 K034 (Class A1)
163

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,000,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.060%	07/25/23	$3,016,745
		Series - 2013 K033 (Class A2)
1,750,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.531	07/25/23	1,799,238
		Series - 2013 K034 (Class A2)
1,500,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.527	10/25/23	1,542,659
		Series - 2014 K036 (Class A2)
3,000,000		FHLMC Multifamily Structured Pass Through Certificates	3.023	01/25/25	2,994,627
		Series - 2015 K045 (Class A2)
975,000		Ford Credit Auto Owner Trust	2.240	06/15/22	960,005
		Series - 2017 A (Class B)
1,135,000		Ford Credit Floorplan Master Owner Trust	1.950	11/15/21	1,121,624
		Series - 2016 5 (Class A1)
808,911		GM Financial Automobile Leasing Trust	1.620	09/20/19	805,914
		Series - 2016 2 (Class A3)
227,000		Hyundai Auto Receivables Trust	2.100	11/15/19	226,578
		Series - 2014 B (Class C)
1,500,000		Hyundai Auto Receivables Trust	1.770	01/18/22	1,475,264
		Series - 2017 B (Class A3)
2,000,000		Hyundai Auto Receivables Trust	2.300	07/15/22	1,990,049
		Series - 2015 B (Class C)
1,500,000		Hyundai Auto Receivables Trust	1.960	02/15/23	1,464,417
		Series - 2017 B (Class A4)
926,181		Mercedes-Benz Auto Receivables Trust	1.260	02/16/21	917,198
		Series - 2016 1 (Class A3)
1,000,000		Nissan Auto Receivables Owner Trust	1.180	01/15/21	987,828
		Series - 2016 C (Class A3)
8,777		Residential Funding Mortgage Securities II, Inc (Step Bond)	6.560	02/25/36	9,113
		Series - 2006 HI1 (Class M2)
259,551		Santander Drive Auto Receivables Trust	2.460	06/15/20	259,460
		Series - 2014 5 (Class C)
1,000,000		Santander Drive Auto Receivables Trust	2.320	08/16/21	996,310
		Series - 2018 1 (Class A3)
910,000		Santander Drive Auto Receivables Trust	3.090	04/15/22	912,481
		Series - 2016 1 (Class C)
248,222		United Airlines Pass Through Trust	4.300	08/15/25	255,815
		Series - 0 2013-1 Cl (Class )
257,188		United Airlines Pass Through Trust	3.750	09/03/26	255,105
		Series - 0 2014-2 Cl (Class )
185,494		United Airlines Pass Through Trust	3.450	12/01/27	181,525
194,723		United Airlines Pass Through Trust	3.100	07/07/28	187,534
194,724		United Airlines Pass Through Trust	3.450	07/07/28	190,250
400,000		United Airlines Pass Through Trust	2.875	10/07/28	376,540
1,500,000		United Airlines Pass Through Trust	3.500	03/01/30	1,481,818
142,870		US Airways Pass Through Trust	4.625	06/03/25	147,256
231,806		US Airways Pass Through Trust	3.950	11/15/25	231,296
15,000	g	Vornado DP LLC	4.004	09/13/28	15,416
		Series - 2010 VNO (Class A2FX)
1,215,000		World Financial Network Credit Card Master Trust	2.550	06/17/24	1,203,298
		Series - 2015 B (Class A)
164

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$8,000,000		World Financial Network Credit Card Master Trust	3.070%	12/16/24	$8,013,484
		Series - 2018 A (Class A)
1,060,000		World Omni Auto Receivables Trust	1.680	12/15/20	1,054,796
		Series - 2014 B (Class A4)
4,000,000		World Omni Auto Receivables Trust	2.500	04/17/23	3,978,535
		Series - 2018 A (Class A3)
1,000,000		World Omni Auto Receivables Trust	2.730	02/15/24	996,681
		Series - 2018 A (Class A4)
		TOTAL ASSET BACKED			86,536,491

OTHER MORTGAGE BACKED - 1.7%
2,000,000		BANK	3.538	11/15/54	1,996,218
		Series - 2017 BNK9 (Class A4)
1,500,000		BANK	3.390	06/15/60	1,480,839
		Series - 2017 BNK5 (Class A5)
5,000,000		BANK	3.641	02/15/61	5,063,308
		Series - 2018 BN10 (Class ASB)
2,000,000		BANK	3.898	02/15/61	2,041,827
		Series - 2018 BN10 (Class AS)
3,000,000		Barclays Commercial Mortgage Trust	3.674	02/15/50	3,027,951
		Series - 2017 C1 (Class A4)
3,000,000		BENCHMARK Mortgage Trust	3.571	01/15/51	3,060,907
		Series - 2018 B1 (Class A2)
1,000,000		BENCHMARK Mortgage Trust	3.878	01/15/51	1,013,546
		Series - 2018 B1 (Class AM)
1,000,000	i	CD Commercial Mortgage Trust	3.526	11/10/49	999,682
		Series - 2016 CD2 (Class A4)
2,000,000		CD Commercial Mortgage Trust	3.631	02/10/50	2,016,230
		Series - 2017 CD3 (Class A4)
1,000,000		CD Commercial Mortgage Trust	3.025	08/15/50	995,837
		Series - 2017 CD5 (Class A2)
2,500,000		CD Commercial Mortgage Trust	3.431	08/15/50	2,477,528
		Series - 2017 CD5 (Class A4)
1,000,000	i	CD Mortgage Trust	3.684	08/15/50	1,006,101
		Series - 2017 CD5 (Class AS)
103,061		Citigroup Commercial Mortgage Trust	1.987	04/10/46	102,994
		Series - 2013 2013-GC11 (Class A2)
1,053,000		Citigroup Commercial Mortgage Trust	3.422	04/10/46	1,042,199
		Series - 2013 2013-GC11 (Class AS)
755,000		Citigroup Commercial Mortgage Trust	4.023	03/10/47	782,417
		Series - 2014 2014-GC19 (Class A4)
440,887		Citigroup Commercial Mortgage Trust	3.622	07/10/47	447,564
		Series - 2014 GC23 (Class A4)
500,000		Citigroup Commercial Mortgage Trust	3.635	10/10/47	506,924
		Series - 2014 2014-GC25 (Class A4)
1,000,000		Citigroup Commercial Mortgage Trust	3.137	02/10/48	983,376
		Series - 2015 GC27 (Class A5)
1,000,000		Citigroup Commercial Mortgage Trust	3.571	02/10/48	985,189
		Series - 2015 GC27 (Class AS)
1,000,000		Citigroup Commercial Mortgage Trust	3.616	02/10/49	1,005,885
		Series - 2016 GC36 (Class A5)
2,000,000		Citigroup Commercial Mortgage Trust	3.314	04/10/49	1,969,516
		Series - 2016 GC37 (Class A4)
165

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Citigroup Commercial Mortgage Trust	3.576%	04/10/49	$486,731
		Series - 2016 GC37 (Class AS)
1,500,000		Citigroup Commercial Mortgage Trust	2.832	08/10/49	1,425,120
		Series - 2016 C2 (Class A4)
1,000,000		Citigroup Commercial Mortgage Trust	3.465	09/15/50	992,656
		Series - 2017 P8 (Class A4)
1,480,000		Citigroup Commercial Mortgage Trust	3.778	09/10/58	1,507,155
		Series - 2015 GC33 (Class A4)
580,000		COMM Mortgage Trust	4.063	12/10/44	592,444
		Series - 2012 LC4 (Class AM)
381,367		COMM Mortgage Trust	2.752	08/15/45	381,304
		Series - 2012 CR2 (Class ASB)
400,000		COMM Mortgage Trust	2.941	01/10/46	395,412
		Series - 2013 LC6 (Class A4)
524,000		COMM Mortgage Trust	3.213	03/10/46	525,431
		Series - 0 CR7 (Class A4)
1,000,000		COMM Mortgage Trust	4.046	10/10/46	1,040,043
		Series - 2013 CR12 (Class A4)
2,000,000		COMM Mortgage Trust	3.039	11/10/46	2,005,141
		Series - 2013 CR13 (Class A2)
915,181		COMM Mortgage Trust	2.928	02/10/47	917,531
		Series - 2014 CR15 (Class A2)
500,000		COMM Mortgage Trust	3.961	03/10/47	516,335
		Series - 2014 A5 (Class A5)
970,362		COMM Mortgage Trust	2.840	04/10/47	972,106
		Series - 2014 LC15 (Class A2)
1,000,000		COMM Mortgage Trust	4.051	04/10/47	1,037,608
		Series - 2014 CR16 (Class A4)
1,000,000		COMM Mortgage Trust	3.819	06/10/47	1,028,986
		Series - 2014 UBS3 (Class A4)
1,000,000		COMM Mortgage Trust	3.694	08/10/47	1,018,553
		Series - 2014 UBS4 (Class A5)
1,000,000		COMM Mortgage Trust	3.590	11/10/47	1,011,835
		Series - 2014 CR20 (Class A4)
1,000,000	i	COMM Mortgage Trust	4.339	12/10/47	1,019,176
		Series - 2014 CR21 (Class B)
3,150,000		COMM Mortgage Trust	3.183	02/10/48	3,100,271
		Series - 2015 LC19 (Class A4)
1,000,000	i	COMM Mortgage Trust	4.261	02/10/48	998,380
		Series - 2015 LC19 (Class C)
1,700,000		COMM Mortgage Trust	3.708	07/10/48	1,725,232
		Series - 2015 LC21 (Class A4)
1,000,000		COMM Mortgage Trust	3.432	08/10/48	1,000,459
		Series - 2015 CR24 (Class A4)
1,000,000		COMM Mortgage Trust	3.759	08/10/48	1,016,381
		Series - 2015 CR25 (Class A4)
1,500,000		COMM Mortgage Trust	3.221	10/10/48	1,512,215
		Series - 2015 LC23 (Class A2)
1,500,000		COMM Mortgage Trust	3.774	10/10/48	1,523,431
		Series - 2015 LC23 (Class A4)
35,959	i	COMM Mortgage Trust	6.034	12/10/49	35,903
		Series - 2008 LS1 (Class ASM)
166

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		COMM Mortgage Trust	4.258%	08/10/50	$523,933
		Series - 2013 CR11 (Class A4)
2,750,000		Commercial Mortgage Pass Through Certificates	3.955	02/10/47	2,843,002
		Series - 2014 CR14 (Class A3)
2,000,000		DBJPM	2.691	05/10/49	1,979,544
		Series - 2016 C1 (Class A2)
3,500,000		DBJPM	3.276	05/10/49	3,451,133
		Series - 2016 C1 (Class A4)
1,000,000		DBJPM	3.539	05/10/49	989,837
		Series - 2016 C1 (Class AM)
1,590,000		DBJPM	3.328	06/10/50	1,562,810
		Series - 2017 C6 (Class A5)
321,715		GS Mortgage Securities Corp II	3.314	01/10/45	324,267
		Series - 0 GC6 (Class AAB)
300,000		GS Mortgage Securities Corp II	2.943	02/10/46	296,135
		Series - 2013 GC10 (Class A5)
300,000		GS Mortgage Securities Corp II	3.279	02/10/46	296,115
		Series - 2013 GC10 (Class AS)
800,000		GS Mortgage Securities Corp II	3.382	05/10/50	797,062
		Series - 2015 GC30 (Class A4)
1,731,000		GS Mortgage Securities Trust	3.707	08/10/44	1,762,011
		Series - 2011 GC5 (Class A4)
498,119		GS Mortgage Securities Trust	3.482	01/10/45	504,162
		Series - 2012 GC6 (Class A3)
195,000		GS Mortgage Securities Trust	4.740	05/10/45	201,928
		Series - 0 GCJ7 (Class B)
500,000		GS Mortgage Securities Trust	3.135	06/10/46	496,799
		Series - 2013 GC12 (Class A4)
511,000		GS Mortgage Securities Trust	3.813	11/10/46	522,190
		Series - 2013 GC16 (Class AAB)
164,709		GS Mortgage Securities Trust	2.924	01/10/47	164,940
		Series - 2014 GC18 (Class A2)
1,000,000		GS Mortgage Securities Trust	4.074	01/10/47	1,037,534
		Series - 2014 GC18 (Class A4)
1,500,000		GS Mortgage Securities Trust	3.964	11/10/47	1,515,849
		Series - 2014 GC26 (Class AS)
1,900,000		GS Mortgage Securities Trust	3.136	02/10/48	1,867,969
		Series - 2015 GC28 (Class A4)
1,500,000		GS Mortgage Securities Trust	3.178	11/10/49	1,467,372
		Series - 2016 GS4 (Class A3)
1,350,000	i	GS Mortgage Securities Trust	3.803	11/10/49	1,315,899
		Series - 2016 GS4 (Class C)
1,000,000		GS Mortgage Securities Trust	2.945	08/10/50	993,143
		Series - 2017 GS7 (Class A2)
1,500,000		GS Mortgage Securities Trust	3.430	08/10/50	1,475,699
		Series - 2017 GS7 (Class A4)
90,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.633	12/05/27	93,865
		Series - 2009 IWST (Class A2)
300,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.137	05/15/45	295,349
		Series - 2012 C6 (Class D)
167

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.483%	06/15/45	$302,522
		Series - 2012 CBX (Class A4)
500,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	3.994	01/15/46	515,998
		Series - 2013 C13 (Class A4)
409,506		JP Morgan Chase Commercial Mortgage Securities Corp	4.171	08/15/46	421,879
		Series - 2011 C5 (Class A3)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	4.166	12/15/46	520,809
		Series - 2013 C16 (Class A4)
388,380		JP Morgan Chase Commercial Mortgage Securities Corp	2.702	12/15/47	385,467
		Series - 2013 C10 (Class ASB)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.840	12/15/47	294,757
		Series - 2012 LC9 (Class A5)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.143	12/15/47	497,855
		Series - 2013 C10 (Class A5)
574,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.372	12/15/47	569,223
		Series - 2013 C10 (Class AS)
1,500,000		JP Morgan Chase Commercial Mortgage Securities Trust	2.960	04/15/46	1,477,856
		Series - 2013 LC11 (Class A5)
1,000,000		JP Morgan Chase Commercial Mortgage Securities Trust	2.822	08/15/49	948,875
		Series - 2016 JP2 (Class A4)
2,000,000		JPMBB Commercial Mortgage Securities Trust	3.801	09/15/47	2,048,375
		Series - 2014 C22 (Class A4)
1,500,000		JPMBB Commercial Mortgage Securities Trust	2.940	11/15/47	1,503,771
		Series - 2014 C24 (Class A2)
1,875,000	i	JPMBB Commercial Mortgage Securities Trust	4.118	05/15/48	1,880,050
		Series - 2015 C29 (Class B)
2,000,000		JPMBB Commercial Mortgage Securities Trust	3.322	07/15/48	2,012,094
		Series - 2015 C30 (Class A3)
2,700,000		JPMBB Commercial Mortgage Securities Trust	3.227	10/15/48	2,668,759
		Series - 2015 C28 (Class A4)
1,100,000		JPMBB Commercial Mortgage Securities Trust	3.532	10/15/48	1,088,381
		Series - 2015 C28 (Class AS)
2,000,000		JPMBB Commercial Mortgage Securities Trust	3.770	12/15/48	2,040,480
		Series - 2015 C33 (Class A4)
1,000,000		JPMBB Commercial Mortgage Securities Trust	3.576	03/15/49	1,006,044
		Series - 2016 C1 (Class A5)
500,000		JPMBB Commercial Mortgage Securities Trust	3.970	03/15/49	508,584
		Series - 2016 C1 (Class AS)
500,000	i	JPMBB Commercial Mortgage Securities Trust	4.746	03/15/49	528,057
		Series - 2016 C1 (Class B)
1,000,000		JPMCC Commercial Mortgage Securities Trust	3.038	09/15/50	996,378
		Series - 2017 JP7 (Class A2)
2,500,000		JPMCC Commercial Mortgage Securities Trust	3.454	09/15/50	2,478,093
		Series - 2017 JP7 (Class A5)
168

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000	i	JPMDB Commercial Mortgage Securities Trust	3.990%	06/15/49	$1,002,287
		Series - 2016 C2 (Class B)
154,003	i	LB-UBS Commercial Mortgage Trust	5.452	09/15/39	122,013
		Series - 2006 C6 (Class AJ)
151,596	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	151,468
		Series - 2007 C6 (Class AM)
89,706		Morgan Stanley Bank of America Merrill Lynch Trust	2.506	11/15/45	89,335
		Series - 2012 2012-C6 (Class A3)
60,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.918	02/15/46	59,203
		Series - 2013 2013-C7 (Class A4)
628,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.834	05/15/46	615,765
		Series - 2013 C9 (Class A3)
1,250,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.102	05/15/46	1,239,020
		Series - 2013 2013-C9 (Class A4)
500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.456	05/15/46	495,771
		Series - 2013 2013-C9 (Class AS)
240,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	3.708	05/15/46	235,240
		Series - 2013 2013-C9 (Class B)
200,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.824	10/15/46	204,832
		Series - 2013 2013-C12 (Class ASB)
353,875		Morgan Stanley Bank of America Merrill Lynch Trust	2.916	02/15/47	354,534
		Series - 2014 2014-C14 (Class A2)
567,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.669	02/15/47	576,800
		Series - 2014 2014-C14 (Class A3)
1,250,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.654	04/15/47	1,273,227
		Series - 2014 2014-C15 (Class ASB)
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.892	06/15/47	2,058,730
		Series - 2014 2014-C16 (Class A5)
3,500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.249	02/15/48	3,455,254
		Series - 2015 C20 (Class A4)
1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.306	04/15/48	991,286
		Series - 2015 C22 (Class A4)
1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.732	05/15/48	1,015,994
		Series - 2015 C24 (Class A4)
3,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.134	12/15/48	2,987,844
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.599	05/15/50	2,005,593
		Series - 2017 C33 (Class A5)
1,250,000		Morgan Stanley Capital I Trust	3.244	03/15/45	1,252,053
		Series - 2012 C4 (Class A4)
535,000		Morgan Stanley Capital I Trust	3.594	03/15/49	538,163
		Series - 2016 UBS9 (Class A4)
169

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$20,441		Morgan Stanley Capital I Trust	4.770%	07/15/56	$20,355
		Series - 0 IQ9 (Class AJ)
61,647	i	TIAA Seasoned Commercial Mortgage Trust	5.477	08/15/39	61,772
		Series - 2007 C4 (Class AJ)
1,500,000		UBS Barclays Commercial Mortgage Trust	3.185	03/10/46	1,501,047
		Series - 2013 C5 (Class A4)
500,000		UBS Barclays Commercial Mortgage Trust	3.244	04/10/46	502,541
		Series - 0 C6 (Class A4)
1,000,000		UBS Barclays Commercial Mortgage Trust	3.525	05/10/63	1,014,673
		Series - 2012 C2 (Class A4)
326,470		UBS Citigroup Commercial Mortgage Trust	3.595	01/10/45	330,668
		Series - 2011 C1 (Class A3)
100,000		UBS Commercial Mortgage Trust	4.822	05/10/45	105,501
		Series - 2012 C1 (Class B)
1,000,000		UBS Commercial Mortgage Trust	2.998	08/15/50	1,001,123
		Series - 2017 C3 (Class A2)
1,500,000		UBS Commercial Mortgage Trust	3.426	08/15/50	1,483,300
		Series - 2017 C3 (Class A4)
1,000,000	i	UBS Commercial Mortgage Trust	3.739	08/15/50	1,004,908
		Series - 2017 C3 (Class AS)
1,000,000		UBS Commercial Mortgage Trust	3.147	10/15/50	1,003,065
		Series - 2017 C4 (Class A2)
10,000,000		UBS Commercial Mortgage Trust	3.713	02/15/51	10,244,175
		Series - 2018 C8 (Class A2)
875,000	i	Wells Fargo Commercial Mortgage Trust	3.872	05/15/48	876,961
		Series - 2015 C28 (Class AS)
2,000,000		Wells Fargo Commercial Mortgage Trust	3.695	11/15/48	2,023,809
		Series - 2015 C31 (Class A4)
480,000	i	Wells Fargo Commercial Mortgage Trust	4.224	12/15/48	486,381
		Series - 2015 NXS4 (Class B)
2,000,000		Wells Fargo Commercial Mortgage Trust	2.652	08/15/49	1,877,043
		Series - 2016 BNK1 (Class A3)
500,000		Wells Fargo Commercial Mortgage Trust	2.967	08/15/49	467,845
		Series - 2016 BNK1 (Class B)
1,000,000		Wells Fargo Commercial Mortgage Trust	3.377	11/15/49	978,512
		Series - 2016 NXS6 (Class AS)
117,000		Wells Fargo Commercial Mortgage Trust	3.896	03/15/59	112,988
		Series - 2016 C33 (Class C)
1,075,000		WF-RBS Commercial Mortgage Trust	3.037	03/15/45	1,066,599
		Series - 2013 C11 (Class A4)
250,000	i	WF-RBS Commercial Mortgage Trust	4.826	06/15/45	252,797
		Series - 0 C7 (Class C)
400,000		WF-RBS Commercial Mortgage Trust	3.001	08/15/45	398,790
		Series - 2012 C8 (Class A3)
775,000		WF-RBS Commercial Mortgage Trust	3.241	12/15/45	764,844
		Series - 2012 C10 (Class AS)
600,000		WF-RBS Commercial Mortgage Trust	3.337	06/15/46	601,780
		Series - 2013 C14 (Class A5)
500,000	i	WF-RBS Commercial Mortgage Trust	4.646	03/15/47	508,990
		Series - 2014 C19 (Class C)
1,000,000	i	WF-RBS Commercial Mortgage Trust	4.723	03/15/47	1,043,171
		Series - 2014 C19 (Class B)
3,000,000		WF-RBS Commercial Mortgage Trust	3.635	05/15/47	3,039,911
		Series - 2014 C20 (Class A3)
500,000		WF-RBS Commercial Mortgage Trust	3.198	03/15/48	498,834
		Series - 2013 C12 (Class A4)
		TOTAL OTHER MORTGAGE BACKED			166,261,526
170

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
	TOTAL STRUCTURED ASSETS			$252,798,017
	(Cost $257,222,550)

	TOTAL BONDS			9,732,498,750
	(Cost $9,878,164,498)

SHORT-TERM INVESTMENTS - 1.7%

GOVERNMENT AGENCY DEBT - 0.4%
$37,450,000	Federal Home Loan Bank (FHLB)	1.400%	04/02/18	37,450,000
	TOTAL GOVERNMENT AGENCY DEBT			37,450,000

TREASURY DEBT - 1.3%
40,030,000	United States Treasury Bill	1.662-1.667	04/12/18	40,011,809
42,105,000	United States Treasury Bill	1.658-1.663	04/19/18	42,072,516
51,450,000	United States Treasury Bill	1.582-1.587	04/26/18	51,395,292
	TOTAL TREASURY DEBT			133,479,617

	TOTAL SHORT-TERM INVESTMENTS			170,929,617
	(Cost $170,921,768)

	TOTAL INVESTMENTS - 101.1%			9,903,428,367
	(Cost $10,049,086,266)
	OTHER ASSETS & LIABILITIES, NET - (1.1)%			(110,284,255)
	NET ASSETS - 100.0%			$9,793,144,112

	Abbreviation(s):
DGS1	1-Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust

†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2018, the aggregate value of these securities was $71,572,916 or 0.7% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
171

TIAA-CREF FUNDS - Bond Plus Fund

TIAA-CREF FUNDS
BOND PLUS FUND
SCHEDULE OF INVESTMENTS
March 31, 2018

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 3.2%

AUTOMOBILES & COMPONENTS - 0.1%
$1,935,623	i	Dealer Tire LLC	LIBOR 3 M + 3.250%	5.750%	12/22/21	$1,957,399
2,771,169	i	Gates Global LLC	LIBOR 3 M + 2.750%	5.050	04/01/24	2,784,443
		TOTAL AUTOMOBILES & COMPONENTS				4,741,842

CAPITAL GOODS - 0.2%
2,584,315	i	CHI Overhead Doors, Inc	LIBOR 1 M + 3.250%	5.130	07/31/22	2,584,315
940,385	i	Manitowoc Foodservice, Inc	LIBOR 1 M + 2.750%	4.630	03/03/23	946,262
397,000	i	Penn Engineering & Manufacturing Corp	LIBOR 1 M + 2.750%	4.630	06/27/24	397,397
493,750	i	Proampac PG Borrower LLC	LIBOR 1 M + 3.500%	5.170	11/20/23	497,083
2,510,740	i	TransDigm, Inc	LIBOR 1 and 3 M + 2.750%	4.630	06/09/23	2,517,017
		TOTAL CAPITAL GOODS				6,942,074

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
1,985,000	i	Clean Harbors, Inc	LIBOR 1 M + 2.000%	3.880	06/28/24	1,993,277
2,363,716	i	Cotiviti Corp	LIBOR 3 M + 2.250%	4.560	09/28/23	2,375,534
2,970,000	i	Creative Artists Agency LLC	LIBOR 1 M + 3.000%	4.780	02/15/24	2,995,987
3,131,582	i	ProQuest LLC	LIBOR 1 M + 3.750%	5.630	10/24/21	3,171,698
4,776,918	i	Spin Holdco, Inc	LIBOR 3 M + 3.250%	5.083	11/14/22	4,802,808
3,182,407	i	Trans Union LLC	LIBOR 1 M + 2.000%	3.880	04/07/23	3,189,695
200,009	i	WASH Multifamily Laundry Systems LLC	LIBOR 1 M + 3.250%	4.250	05/14/22	201,009
1,142,063	i	WASH Multifamily Laundry Systems LLC	LIBOR 1 M + 3.250%	5.130	05/16/22	1,147,773
1,473,462	i	West Corp	LIBOR 1 M + 4.000%	5.880	10/10/24	1,486,148
1,196,736	i	XPO Logistics, Inc	LIBOR 3 M + 2.000%	3.920	02/24/25	1,200,482
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				22,564,411

CONSUMER DURABLES & APPAREL - 0.0%
1,463,987	i	Academy Ltd	LIBOR 1 and 3 M + 4.000%	5.660	07/01/22	1,163,870
979,774	i	FullBeauty Brands Holdings Corp	LIBOR 1 M + 4.750%	6.630	10/14/22	553,572
		TOTAL CONSUMER DURABLES & APPAREL				1,717,442

CONSUMER SERVICES - 0.4%
2,772,162	i	Allied Universal Holdco LLC	LIBOR 3 M + 3.750%	6.050	07/28/22	2,729,831
2,328,450	i	Jackson Hewitt Tax Service, Inc	LIBOR 3 M + 7.000%	8.770	07/30/20	2,310,987
3,303,720	i	KinderCare Education LLC	LIBOR 3 M + 3.750%	6.050	08/12/22	3,317,133
1,638,419	i	Prime Security Services Borrower LLC	LIBOR 1 M + 2.750%	4.630	05/02/22	1,649,970
2,294,250	i	Scientific Games International, Inc	LIBOR 1 and 2 M + 2.750%	4.740	08/14/24	2,301,546
3,555,942	†,i	Sterling Midco Holdings, Inc	LIBOR 3 M + 4.750%	5.377	06/19/24	3,555,942
		TOTAL CONSUMER SERVICES				15,865,409

DIVERSIFIED FINANCIALS - 0.0%
255,000	i	Donnelley Financial Solutions, Inc	LIBOR 1 M + 3.000%	4.880	09/29/23	255,798
		TOTAL DIVERSIFIED FINANCIALS				255,798
172

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
ENERGY - 0.1%
$1,435,000	i	California Resources Corp	LIBOR 1 M + 10.375%	12.229%	12/31/21	$1,619,311
3,000,000	i	Ultra Resources, Inc	LIBOR 1 M + 3.000%	4.760	04/12/24	2,966,250
		TOTAL ENERGY				4,585,561

FOOD & STAPLES RETAILING - 0.1%
2,378,041	i	Albertsons LLC	LIBOR 1 M + 2.750%	4.630	08/25/21	2,347,507
113,145	i	Albertsons LLC	LIBOR 3 M + 3.000%	4.960	06/22/23	111,589
1,144,250	i	Give & Go Prepared Foods Corp	LIBOR 3 M + 4.250%	6.190	07/29/23	1,149,971
		TOTAL FOOD & STAPLES RETAILING				3,609,067

FOOD, BEVERAGE & TOBACCO - 0.0%
1,588,000	i	Post Holdings, Inc	LIBOR 1 M + 2.000%	3.880	05/24/24	1,590,382
		TOTAL FOOD, BEVERAGE & TOBACCO				1,590,382

HEALTH CARE EQUIPMENT & SERVICES - 0.4%
643,500	i	Change Healthcare Holdings LLC	LIBOR 1 M + 2.750%	4.630	03/01/24	644,871
56,602	i	Envision Healthcare Corp	LIBOR 1 M + 3.000%	4.880	12/01/23	56,771
805,964	i	Greatbatch Ltd	LIBOR 1 M + 3.250%	4.990	10/27/22	812,138
1,215,234	i	inVentiv Group Holdings, Inc	LIBOR 1 M + 2.250%	4.130	08/01/24	1,218,844
1,496,250	i	Midwest Physician Administrative Services LLC	LIBOR 1 M + 2.750%	4.590	08/15/24	1,495,322
1,915,582	i	Onex Schumacher Finance LP	LIBOR 1 M + 4.000%	5.880	07/29/22	1,860,509
982,500	i	Precyse Acquisition Corp	LIBOR 1 M + 4.500%	6.380	10/20/22	984,652
222,188	i	Press Ganey Holdings, Inc	LIBOR 1 M + 3.000%	4.880	10/23/23	223,298
2,537,250	i	Surgery Center Holdings, Inc	LIBOR 1 M + 3.250%	5.130	09/03/24	2,534,713
3,613,500	i	Team Health Holdings, Inc	LIBOR 1 M + 2.750%	4.627	02/06/24	3,447,893
3,242,250	i	VCVH Holding Corp	LIBOR 3 M + 5.000%	7.310	06/01/23	3,266,567
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				16,545,578

INSURANCE - 0.2%
222,756	i	Acrisure LLC	LIBOR 3 M + 4.250%	5.990	11/22/23	225,262
481,618	i	AssuredPartners, Inc	LIBOR 1 M + 3.500%	5.380	10/22/24	482,340
1,927,131	i	Asurion LLC	LIBOR 1 M + 2.750%	4.630	08/04/22	1,937,981
349,266	i	Asurion LLC	LIBOR 1 M + 2.750%	4.627	11/03/23	351,505
800,000	i	Asurion LLC	LIBOR 1 M + 6.000%	7.240	08/04/25	820,600
2,250,000	i	Deerfield Holdings Corp	LIBOR 3 M + 3.250%	5.550	02/13/25	2,252,812
		TOTAL INSURANCE				6,070,500

MATERIALS - 0.2%
794,000	i	Flex Acquisition Co, Inc	LIBOR 3 M + 3.000%	4.690	12/31/23	797,351
273,625	i	H.B. Fuller Co	LIBOR 1 M + 2.250%	4.070	10/21/24	274,823
422,875	i	Plastipak Holdings, Inc	LIBOR 1 M + 2.750%	4.630	10/14/24	424,778
1,366,398	i	Plaze, Inc	LIBOR 3 M + 3.500%	5.620	07/29/22	1,375,799
721,154	i	Quikrete Holdings, Inc	LIBOR 1 M + 2.750%	4.630	11/15/23	723,938
800,000	i	Solenis International LP	LIBOR 3 M + 6.750%	8.730	07/29/22	756,000
196,020	i	Tronox Blocked Borrower LLC	LIBOR 3 M + 3.000%	5.300	09/23/24	197,694
452,355	i	Tronox Finance LLC	LIBOR 3 M + 3.000%	5.300	09/23/24	456,218
		TOTAL MATERIALS				5,006,601
173

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
MEDIA - 0.3%
$2,416,602	i	CDS US Intermediate Holdings, Inc	LIBOR 3 M + 3.750%	6.052%	07/08/22	$2,415,587
1,546,904	i	CSC Holdings LLC	LIBOR 1 M + 2.250%	4.040	07/17/25	1,541,428
814,710	i	EIG Investors Corp	LIBOR 3 M + 4.000%	5.960	02/09/23	819,802
475,000	h,i	Lions Gate Capital Holdings LLC	LIBOR 1 M + 2.250%	4.100	03/20/25	475,394
437,500	i	Match Group, Inc	LIBOR 1 M + 2.500%	4.290	11/16/22	439,688
62,782	i	Mission Broadcasting, Inc	LIBOR 1 M + 2.500%	4.160	01/17/24	62,939
487,661	i	Nexstar Broadcasting, Inc	LIBOR 1 M + 2.500%	4.160	01/17/24	488,881
3,158,560	i	Univision Communications, Inc	LIBOR 1 M + 2.750%	4.630	03/15/24	3,104,611
1,325,000	i	Virgin Media Bristol LLC	LIBOR 1 M + 2.500%	4.280	01/15/26	1,331,492
		TOTAL MEDIA				10,679,822

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
1,815,875	i	Alphabet Holding Co, Inc	LIBOR 1 M + 3.500%	5.380	09/26/24	1,685,132
78,223	i	Valeant Pharmaceuticals International, Inc	LIBOR 3 M + 3.500%	5.240	04/01/22	79,020
504,583	i	Vizient, Inc	LIBOR 1 M + 2.750%	4.627	02/13/23	508,686
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				2,272,838

REAL ESTATE - 0.1%
3,806,376	i	DTZ US Borrower LLC	LIBOR 3 M + 3.250%	5.183	11/04/21	3,785,213
318,500	i	MGM Growth Properties LLC	LIBOR 1 M + 2.250%	3.877	04/25/23	319,099
675,000	i	Ten-X LLC	LIBOR 1 M + 4.000%	5.880	09/29/24	670,781
		TOTAL REAL ESTATE				4,775,093

RETAILING - 0.3%
2,985,000	i	Bass Pro Group LLC	LIBOR 1 M + 5.000%	6.880	09/25/24	2,955,150
912,534	i	Men’s Wearhouse, Inc	LIBOR 1 and 3 M + 3.500%	5.190	06/18/21	912,534
2,942,033	i	PetSmart, Inc	LIBOR 1 M + 3.000%	4.680	03/11/22	2,354,627
1,044,750	i	Sally Holdings LLC	LIBOR 1 M + 2.250%	4.125	07/05/24	1,023,855
1,500,000		Sally Holdings LLC		4.500	07/05/24	1,479,375
1,995,000	i	Staples, Inc	LIBOR 3 M + 4.000%	5.790	09/12/24	1,974,551
		TOTAL RETAILING				10,700,092

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
748,125	i	Brooks Automation, Inc	LIBOR 1 M + 2.500%	4.010	10/04/24	749,060
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				749,060

SOFTWARE & SERVICES - 0.2%
2,666,250	i	DTI Holdco, Inc	LIBOR 2 M + 4.750%	6.710	10/02/23	2,668,756
1,325,000	i	First Data Corp	LIBOR 1 M + 2.250%	4.120	07/08/22	1,326,789
942,847	i	Infor US, Inc	LIBOR 1 M + 2.750%	4.630	02/01/22	944,290
1,989,552	i	Mitchell International, Inc	LIBOR 1 M + 3.250%	5.127	11/29/24	1,989,055
24,189	i	SS&C European Holdings SARL	LIBOR 1 M + 2.250%	4.130	07/08/22	24,306
2,123,182	i	SS&C Technologies, Inc	LIBOR 1 M + 2.250%	4.130	07/08/22	2,133,459
		TOTAL SOFTWARE & SERVICES				9,086,655

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
893,497	i	MKS Instruments, Inc	LIBOR 1 M + 2.000%	3.880	05/01/23	896,847
1,054,466	i	MTS Systems Corp	LIBOR 1 M + 3.250%	4.990	07/05/23	1,060,402
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				1,957,249
174

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
TELECOMMUNICATION SERVICES - 0.0%
$1,176,113	i	CNT Holdings III Corp	LIBOR 1 M + 3.250%	5.130%	01/22/23	$1,134,949
		TOTAL TELECOMMUNICATION SERVICES				1,134,949

UTILITIES - 0.0%
987,525	i	Talen Energy Supply LLC	LIBOR 1 M + 4.000%	5.880	07/14/23	968,476
		TOTAL UTILITIES				968,476

		TOTAL BANK LOAN OBLIGATIONS				131,818,899
		(Cost $132,597,111)

BONDS - 93.3%

CORPORATE BONDS - 31.7%

AUTOMOBILES & COMPONENTS - 0.6%
350,000	g	Adient Global Holdings Ltd		4.875	08/15/26	330,750
720,000	g	Allison Transmission, Inc		5.000	10/01/24	713,700
950,000		Aptiv plc		3.150	11/19/20	948,120
1,500,000	g	Dana Financing Luxembourg Sarl		6.500	06/01/26	1,560,000
1,000,000		Ford Motor Co		7.450	07/16/31	1,209,641
2,575,000		General Motors Co		3.500	10/02/18	2,578,695
2,300,000		General Motors Co		4.200	10/01/27	2,249,283
1,350,000		General Motors Co		6.600	04/01/36	1,545,455
1,325,000		General Motors Co		6.250	10/02/43	1,453,110
750,000		General Motors Co		6.750	04/01/46	869,382
1,325,000		General Motors Co		5.400	04/01/48	1,321,411
800,000		Goodyear Tire & Rubber Co		5.000	05/31/26	778,000
2,000,000	g	Hyundai Capital America		3.250	09/20/22	1,963,547
3,000,000	g	Hyundai Capital Services, Inc		3.000	08/29/22	2,913,296
250,000	g,o	IHO Verwaltungs GmbH		4.125	09/15/21	245,000
250,000	g,o	IHO Verwaltungs GmbH		4.500	09/15/23	242,500
250,000	g,o	IHO Verwaltungs GmbH		4.750	09/15/26	240,938
1,450,000		Magna International, Inc		3.625	06/15/24	1,464,484
1,875,000	g	Nemak SAB de C.V.		4.750	01/23/25	1,861,125
1,850,000	g	Schaeffler Finance BV		4.750	05/15/23	1,859,250
600,000		Tenneco, Inc		5.000	07/15/26	582,180
		TOTAL AUTOMOBILES & COMPONENTS				26,929,867

BANKS - 5.0%
2,675,000	g	ADCB Finance Cayman Ltd		4.000	03/29/23	2,671,402
1,900,000	g	Akbank TAS		7.200	03/16/27	1,932,572
2,000,000	g	Akbank Turk AS.		6.797	04/27/28	1,980,660
1,500,000		Australia & New Zealand Banking Group Ltd		2.625	05/19/22	1,462,956
1,500,000	g	Banco de Bogota S.A.		6.250	05/12/26	1,576,515
3,575,000	g	Banco del Estado de Chile		2.668	01/08/21	3,499,031
2,000,000	g	Banco Internacional del Peru SAA Interbank		3.375	01/18/23	1,935,000
1,400,000		Banco Santander S.A.		3.125	02/23/23	1,356,294
800,000		Banco Santander S.A.		3.800	02/23/28	771,244
175

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,000,000		Bank of America Corp	1.950%	05/12/18	$4,997,655
1,000,000		Bank of America Corp	5.490	03/15/19	1,023,343
10,000,000		Bank of America Corp	2.250	04/21/20	9,839,533
3,225,000		Bank of America Corp	2.151	11/09/20	3,160,928
2,150,000		Bank of America Corp	3.875	08/01/25	2,165,178
4,200,000		Bank of America Corp	3.248	10/21/27	3,955,773
2,500,000	g	Bank of America Corp	3.419	12/20/28	2,393,035
5,000,000	g	Bank of Montreal	2.500	01/11/22	4,920,329
1,275,000		Bank of Montreal	3.803	12/15/32	1,207,897
1,400,000		Bank of Nova Scotia	4.650	12/30/49	1,321,250
950,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	941,161
1,550,000		Barclays plc	3.650	03/16/25	1,492,965
2,575,000	g	BNP Paribas S.A.	3.375	01/09/25	2,489,422
2,400,000	g	BNP Paribas S.A.	4.375	03/01/33	2,347,416
650,000	g	BPCE S.A.	3.000	05/22/22	636,427
1,300,000	g	BPCE S.A.	4.625	07/11/24	1,318,220
435,000	g	BPCE S.A.	4.500	03/15/25	436,569
375,000		Branch Banking & Trust Co	2.300	10/15/18	374,706
2,000,000		Capital One Bank USA NA	2.650	08/08/22	1,923,529
300,000		Capital One Bank USA NA	3.375	02/15/23	292,250
4,000,000		Capital One NA	2.350	01/31/20	3,934,341
5,000,000		CitiBank NA	2.100	06/12/20	4,902,799
9,200,000		Citigroup, Inc	3.200	10/21/26	8,751,674
2,150,000		Citigroup, Inc	3.668	07/24/28	2,094,651
1,500,000		Citigroup, Inc	4.125	07/25/28	1,481,270
1,525,000		Citizens Bank NA	2.650	05/26/22	1,477,276
1,325,000		Compass Bank	2.875	06/29/22	1,284,299
2,700,000		Cooperatieve Rabobank UA	2.500	01/19/21	2,655,648
6,825,000		Cooperatieve Rabobank UA	3.750	07/21/26	6,582,925
700,000	g	Cooperatieve Rabobank UA	11.000	12/30/49	765,457
1,150,000	g	Credit Agricole S.A.	2.500	04/15/19	1,146,280
1,075,000	g	Credit Agricole S.A.	2.375	07/01/21	1,044,145
2,325,000	g	Credit Agricole S.A.	3.250	10/04/24	2,226,826
2,000,000	g	Credit Bank of Moscow Via CBOM Finance plc	5.550	02/14/23	1,962,520
2,350,000		Deutsche Bank AG.	3.950	02/27/23	2,342,531
1,206,000		Discover Bank	3.200	08/09/21	1,192,510
450,000		Discover Bank	3.450	07/27/26	424,851
500,000	g	HSBC Bank plc	4.125	08/12/20	510,844
4,075,000		HSBC Holdings plc	2.650	01/05/22	3,960,994
1,275,000		HSBC Holdings plc	3.262	03/13/23	1,258,067
1,100,000		HSBC Holdings plc	3.033	11/22/23	1,073,474
2,500,000		HSBC Holdings plc	3.900	05/25/26	2,493,378
750,000		HSBC Holdings plc	4.375	11/23/26	746,464
1,250,000		HSBC Holdings plc	4.041	03/13/28	1,248,336
176

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$675,000		HSBC Holdings plc	6.000%	12/30/49	$669,938
2,625,000		Huntington National Bank	2.500	08/07/22	2,529,602
1,000,000	g	Intercorp Financial Services, Inc	4.125	10/19/27	932,500
1,550,000	g	Intesa Sanpaolo S.p.A	3.875	01/12/28	1,460,896
5,000,000		JPMorgan Chase & Co	2.250	01/23/20	4,938,725
3,275,000		JPMorgan Chase & Co	2.295	08/15/21	3,183,603
2,175,000		JPMorgan Chase & Co	2.776	04/25/23	2,123,692
700,000		JPMorgan Chase & Co	2.700	05/18/23	675,096
5,000,000		JPMorgan Chase & Co	3.875	09/10/24	4,989,532
2,000,000		JPMorgan Chase & Co	3.200	06/15/26	1,917,436
4,075,000		JPMorgan Chase & Co	2.950	10/01/26	3,831,224
2,325,000		JPMorgan Chase & Co	3.882	07/24/38	2,255,725
400,000		JPMorgan Chase & Co	5.150	12/30/49	399,640
775,000		KeyBank NA	2.500	12/15/19	770,127
2,750,000		KeyBank NA	2.300	09/14/22	2,640,790
775,000	g	Macquarie Bank Ltd	2.600	06/24/19	771,696
2,200,000		Manufacturers & Traders Trust Co	2.100	02/06/20	2,163,008
1,725,000	g	Mitsubishi UFJ Trust & Banking Corp	2.450	10/16/19	1,709,864
2,000,000	g	NBK SPC Ltd	2.750	05/30/22	1,926,088
3,500,000		PNC Bank NA	2.600	07/21/20	3,471,134
1,275,000		PNC Bank NA	2.450	11/05/20	1,255,119
3,000,000		PNC Bank NA	2.950	01/30/23	2,933,037
2,500,000		PNC Financial Services Group, Inc	3.900	04/29/24	2,524,491
2,325,000		Santander Holdings USA, Inc	3.400	01/18/23	2,272,071
975,000		Santander Holdings USA, Inc	4.400	07/13/27	969,084
675,000		Santander UK Group Holdings plc	3.571	01/10/23	667,351
3,000,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	2,957,175
2,000,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	1,999,321
1,500,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	1,483,642
2,800,000		Sumitomo Mitsui Financial Group, Inc	2.442	10/19/21	2,718,876
3,675,000		Sumitomo Mitsui Financial Group, Inc	2.778	10/18/22	3,568,829
1,350,000		SunTrust Banks, Inc	2.900	03/03/21	1,340,732
575,000		SunTrust Banks, Inc	2.750	05/01/23	557,538
575,000		Synchrony Bank	3.000	06/15/22	555,738
2,700,000		Toronto-Dominion Bank	1.850	09/11/20	2,627,288
475,000		Toronto-Dominion Bank	3.625	09/15/31	454,815
2,500,000	g	Turkiye Garanti Bankasi AS.	6.125	05/24/27	2,429,710
2,300,000	g	Turkiye Is Bankasi	6.125	04/25/24	2,238,332
2,000,000	g	Turkiye Vakiflar Bankasi TAO	5.750	01/30/23	1,945,860
850,000	g	UBS AG.	2.450	12/01/20	834,758
400,000		UnionBanCal Corp	3.500	06/18/22	399,427
5,000,000		Westpac Banking Corp	2.750	01/11/23	4,869,089
177

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,700,000		Westpac Banking Corp	4.322%	11/23/31	$1,685,879
825,000		Westpac Banking Corp	5.000	12/30/49	762,389
2,400,000	g	Yapi ve Kredi Bankasi AS.	5.850	06/21/24	2,309,818
		TOTAL BANKS			209,705,505

CAPITAL GOODS - 0.6%
1,200,000		Air Lease Corp	3.875	04/01/21	1,217,818
1,300,000		Anixter, Inc	5.125	10/01/21	1,337,375
700,000	g	Cleaver-Brooks, Inc	7.875	03/01/23	727,125
600,000	g	Cloud Crane LLC	10.125	08/01/24	664,500
150,000		Eaton Corp	4.000	11/02/32	150,190
1,850,000		Ingersoll-Rand Global Holding Co Ltd	3.750	08/21/28	1,835,275
1,675,000		Lockheed Martin Corp	2.500	11/23/20	1,659,432
750,000		Manitowoc Foodservice, Inc	9.500	02/15/24	836,250
1,475,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	1,462,128
375,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	372,449
800,000		Mosaic Co	4.050	11/15/27	779,713
1,675,000		Parker-Hannifin Corp	3.250	03/01/27	1,636,534
900,000		Parker-Hannifin Corp	4.100	03/01/47	917,461
1,750,000		Rockwell Collins, Inc	3.500	03/15/27	1,687,272
1,790,000	g	Stena AB	7.000	02/01/24	1,684,837
475,000		Textron, Inc	3.875	03/01/25	476,455
2,350,000		Timken Co	3.875	09/01/24	2,331,368
1,570,000	g	TSMC Global Ltd	1.625	04/03/18	1,570,000
1,650,000		United Technologies Corp	3.750	11/01/46	1,485,127
		TOTAL CAPITAL GOODS			22,831,309

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
3,150,000		AECOM	5.875	10/15/24	3,295,687
3,000,000	g	British Airways	3.800	09/20/31	3,015,000
399,000	g	Herc Rentals, Inc	7.750	06/01/24	431,918
400,000	g	KAR Auction Services, Inc	5.125	06/01/25	398,000
1,100,000		RELX Capital, Inc	3.500	03/16/23	1,101,047
670,000		Republic Services, Inc	3.800	05/15/18	670,657
1,000,000		Republic Services, Inc	3.550	06/01/22	1,009,767
1,550,000		Republic Services, Inc	2.900	07/01/26	1,451,723
200,000	g	Ritchie Bros Auctioneers, Inc	5.375	01/15/25	200,000
1,000,000		RR Donnelley & Sons Co	7.875	03/15/21	1,037,450
25,000		RR Donnelley & Sons Co	7.000	02/15/22	25,906
675,000		RR Donnelley & Sons Co	6.500	11/15/23	664,875
3,200,000	g	Staples, Inc	8.500	09/15/25	2,960,000
5,000,000		United Airlines Cl A Pass Through Trust	3.700	03/01/30	4,954,205
1,425,000		United Rentals North America, Inc	5.500	07/15/25	1,458,844
1,600,000		United Rentals North America, Inc	4.875	01/15/28	1,544,000
1,550,000		Waste Management, Inc	2.900	09/15/22	1,533,061
375,000		Waste Management, Inc	2.400	05/15/23	357,586
2,100,000		Waste Management, Inc	3.150	11/15/27	1,999,473
178

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$475,000		Waste Management, Inc	3.900%	03/01/35	$473,493
550,000		Waste Management, Inc	4.100	03/01/45	553,280
1,400,000	g	XPO Logistics, Inc	6.500	06/15/22	1,443,750
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			30,579,722

CONSUMER DURABLES & APPAREL - 0.3%
1,000,000		DR Horton, Inc	5.750	08/15/23	1,107,678
325,000	g	Hanesbrands, Inc	4.625	05/15/24	318,094
1,325,000		KB Home	4.750	05/15/19	1,337,720
4,000,000		Lennar Corp	4.750	04/01/21	4,070,000
2,250,000		Lennar Corp	4.500	04/30/24	2,205,000
1,870,000	g	Lennar Corp	5.875	11/15/24	1,935,450
1,725,000		Newell Rubbermaid, Inc	4.200	04/01/26	1,708,713
600,000		PulteGroup, Inc	5.500	03/01/26	618,300
		TOTAL CONSUMER DURABLES & APPAREL			13,300,955

CONSUMER SERVICES - 1.0%
1,300,000	g	1011778 BC ULC / New Red Finance Inc	4.250	05/15/24	1,241,500
1,825,000		ADT Corp	6.250	10/15/21	1,902,562
1,035,000		ADT Corp	3.500	07/15/22	961,256
1,500,000		Aramark Services, Inc	5.125	01/15/24	1,530,000
4,150,000	g	Aramark Services, Inc	5.000	04/01/25	4,182,370
1,000,000		Aramark Services, Inc	4.750	06/01/26	967,500
1,650,000	g	Arcos Dorados Holdings, Inc	5.875	04/04/27	1,664,025
600,000		Boyd Gaming Corp	6.375	04/01/26	628,182
1,200,000	g	Cott Holdings, Inc	5.500	04/01/25	1,185,000
7,535,000	h	George Washington University	4.126	09/15/48	7,553,003
600,000		Hilton Domestic Operating Co, Inc	4.250	09/01/24	582,000
1,070,000	g	International Game Technology	6.250	02/15/22	1,120,825
2,070,000	g	International Game Technology	6.500	02/15/25	2,217,487
720,000	g	KFC Holding Co	4.750	06/01/27	693,900
1,500,000		MGM Resorts International	6.750	10/01/20	1,593,750
2,745,000		Northwestern University	3.812	12/01/50	2,730,272
600,000		Pinnacle Entertainment, Inc	5.625	05/01/24	627,000
1,905,000	g	Prime Security Services Borrower LLC	9.250	05/15/23	2,064,544
1,000,000		Scientific Games International, Inc	10.000	12/01/22	1,076,875
325,000	g	Scientific Games International, Inc	5.000	10/15/25	316,062
3,000,000		Service Corp International	4.625	12/15/27	2,895,000
2,000,000	g	ServiceMaster Co LLC	5.125	11/15/24	1,935,000
1,335,000		Speedway Motorsports, Inc	5.125	02/01/23	1,329,260
		TOTAL CONSUMER SERVICES			40,997,373

DIVERSIFIED FINANCIALS - 4.4%
2,000,000		AerCap Ireland Capital Ltd	4.625	07/01/22	2,049,681
2,100,000		Aircastle Ltd	4.125	05/01/24	2,068,500
6,200,000		American Express Co	2.500	08/01/22	5,978,596
3,125,000		American Express Co	3.400	02/27/23	3,117,969
1,500,000		American Express Credit Corp	2.700	03/03/22	1,467,379
1,525,000	g	Banco BTG Pactual S.A.	5.500	01/31/23	1,490,230
179

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,625,000	g	Banco Votorantim S.A.		8.250%	12/30/49	$1,646,353
275,000		Bank of New York Mellon Corp		5.450	05/15/19	283,189
2,050,000		Bank of New York Mellon Corp		2.500	04/15/21	2,009,693
2,850,000	g	BBVA Bancomer S.A.		5.125	01/18/33	2,736,000
2,775,000		Berkshire Hathaway, Inc		3.125	03/15/26	2,703,079
4,000,000	g,i	CAELUS RE V Ltd	US Treasury Bill 3 M + 3.250%	4.950	06/05/20	3,724,800
2,100,000		Capital One Financial Corp		3.300	10/30/24	2,027,618
4,000,000		Capital One Financial Corp		3.800	01/31/28	3,871,683
2,500,000	g	Credit Suisse Group AG.		2.997	12/14/23	2,422,944
775,000	g	Credit Suisse Group AG.		4.282	01/09/28	775,984
4,075,000		Credit Suisse Group Funding Guernsey Ltd		3.800	06/09/23	4,081,254
2,325,000		Credit Suisse Group Funding Guernsey Ltd		3.750	03/26/25	2,269,515
2,750,000	g	Daimler Finance North America LLC		2.200	10/30/21	2,646,386
1,475,000	g	EDP Finance BV		3.625	07/15/24	1,450,727
1,550,000		Ford Motor Credit Co LLC		2.425	06/12/20	1,521,310
3,600,000		Ford Motor Credit Co LLC		3.200	01/15/21	3,569,756
1,000,000		Ford Motor Credit Co LLC		5.750	02/01/21	1,057,721
2,200,000		Ford Motor Credit Co LLC		3.339	03/28/22	2,163,642
2,800,000		Ford Motor Credit Co LLC		3.815	11/02/27	2,630,426
4,088,000		GE Capital International Funding Co		2.342	11/15/20	3,997,292
407,000		GE Capital International Funding Co		4.418	11/15/35	396,453
115,000		General Electric Capital Corp		6.875	01/10/39	148,752
15,000,000		General Motors Financial Co, Inc		2.400	04/10/18	14,998,904
1,325,000		General Motors Financial Co, Inc		3.950	04/13/24	1,313,214
1,050,000		Goldman Sachs Group, Inc		3.500	01/23/25	1,029,486
6,725,000		Goldman Sachs Group, Inc		3.272	09/29/25	6,470,459
8,725,000		Goldman Sachs Group, Inc		3.691	06/05/28	8,452,963
1,300,000		Goldman Sachs Group, Inc		4.017	10/31/38	1,256,215
1,425,000		Goldman Sachs Group, Inc		4.800	07/08/44	1,533,510
2,000,000	g	GrupoSura Finance S.A.		5.500	04/29/26	2,117,400
2,250,000	g	GTH Finance BV		7.250	04/26/23	2,447,325
1,000,000		Icahn Enterprises LP		5.875	02/01/22	1,002,500
1,000,000		Icahn Enterprises LP		6.250	02/01/22	1,017,500
2,000,000		ICICI Bank Ltd		3.125	08/12/20	1,978,734
2,650,000	g	ICICI Bank Ltd		3.800	12/14/27	2,473,515
1,300,000		International Lease Finance Corp		3.875	04/15/18	1,300,234
2,000,000		International Lease Finance Corp		5.875	08/15/22	2,145,757
2,350,000		Jefferies Group LLC		4.150	01/23/30	2,189,121
300,000		Legg Mason, Inc		2.700	07/15/19	298,853
425,000		Legg Mason, Inc		3.950	07/15/24	426,094
850,000	g	Lincoln Finance Ltd		7.375	04/15/21	877,625
1,800,000		Morgan Stanley		2.750	05/19/22	1,754,875
180

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$5,000,000		Morgan Stanley		3.125%	01/23/23	$4,926,865
4,700,000		Morgan Stanley		3.700	10/23/24	4,672,666
4,575,000		Morgan Stanley		3.125	07/27/26	4,326,742
1,625,000		Morgan Stanley		3.625	01/20/27	1,589,534
250,000		National Rural Utilities Cooperative Finance Corp		10.375	11/01/18	261,152
1,575,000		Navient Corp		4.875	06/17/19	1,587,600
400,000		Navient Corp		6.625	07/26/21	416,000
1,500,000	g	Nederlandse Waterschapsbank NV		1.875	04/14/22	1,446,855
900,000		ORIX Corp		3.250	12/04/24	874,043
1,850,000	g	Quicken Loans, Inc		5.250	01/15/28	1,729,750
1,325,000		Raymond James Financial, Inc		4.950	07/15/46	1,430,298
2,500,000	g,i	Residential Reinsurance 2016 Ltd	US Treasury Bill 3 M + 3.250%	4.950	06/06/20	2,497,000
5,000,000	g,i	Sanders Re Ltd	LIBOR 6 M + 2.680%	4.514	12/06/21	5,005,500
6,675,000		Shire Acquisitions Investments Ireland DAC		3.200	09/23/26	6,220,122
1,325,000		TD Ameritrade Holding Corp		3.300	04/01/27	1,291,693
1,400,000	g	UBS Group Funding Jersey Ltd		2.950	09/24/20	1,389,364
2,275,000	g	UBS Group Funding Jersey Ltd		2.650	02/01/22	2,205,158
1,975,000		Unilever Capital Corp		2.900	05/05/27	1,866,615
15,850,000		Wells Fargo & Co		2.625	07/22/22	15,327,912
2,125,000		Wells Fargo & Co		3.069	01/24/23	2,088,963
2,125,000		Wells Fargo & Co		3.584	05/22/28	2,072,136
		TOTAL DIVERSIFIED FINANCIALS				182,617,184

ENERGY - 3.8%
2,150,000	g	Abu Dhabi Crude Oil Pipeline LLC		3.650	11/02/29	2,053,115
1,450,000	g	Abu Dhabi Crude Oil Pipeline LLC		4.600	11/02/47	1,408,136
600,000		AmeriGas Partners LP		5.625	05/20/24	596,250
400,000		AmeriGas Partners LP		5.875	08/20/26	391,000
800,000		Anadarko Petroleum Corp		5.550	03/15/26	872,837
2,100,000		Anadarko Petroleum Corp		4.500	07/15/44	2,011,168
600,000		Andeavor Logistics LP		4.250	12/01/27	584,527
800,000		Andeavor Logistics LP		5.200	12/01/47	786,358
300,000	g	APT Pipelines Ltd		4.250	07/15/27	299,727
1,111,000		BP Capital Markets plc		2.315	02/13/20	1,098,768
825,000		BP Capital Markets plc		2.520	09/19/22	800,753
4,500,000		BP Capital Markets plc		3.588	04/14/27	4,488,153
1,425,000		BP Capital Markets plc		3.279	09/19/27	1,384,088
173,000	†	California Resources Corp		6.000	11/15/24	105,530
430,000		Calumet Specialty Products Partners LP		6.500	04/15/21	417,100
500,000		Calumet Specialty Products Partners LP		7.625	01/15/22	495,000
400,000		Calumet Specialty Products Partners LP		7.750	04/15/23	395,000
1,325,000		Cenovus Energy, Inc		5.400	06/15/47	1,331,517
300,000		Cheniere Corpus Christi Holdings LLC		7.000	06/30/24	331,875
1,500,000		Cheniere Corpus Christi Holdings LLC		5.875	03/31/25	1,569,375
775,000		Cimarex Energy Co		3.900	05/15/27	765,819
2,100,000		Cloud Peak Energy Resources LLC		12.000	11/01/21	2,184,000
1,600,000	g	Colonial Pipeline Co		4.250	04/15/48	1,590,633
1,550,000		Concho Resources, Inc		3.750	10/01/27	1,514,526
2,150,000	g	Continental Resources, Inc		4.375	01/15/28	2,096,250
2,325,000		Crestwood Midstream Partners LP		5.750	04/01/25	2,304,656
181

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$900,000		Devon Energy Corp	4.750%	05/15/42	$918,543
1,500,000		Ecopetrol S.A.	5.375	06/26/26	1,563,000
1,675,000		Energy Transfer Partners LP	4.750	01/15/26	1,692,659
1,025,000		Enterprise Products Operating LLC	3.700	02/15/26	1,015,120
750,000		Enterprise Products Operating LLC	4.450	02/15/43	745,222
675,000		Enterprise Products Operating LLC	4.850	03/15/44	705,782
1,025,000		Enterprise Products Operating LLC	4.250	02/15/48	997,175
1,951,000	†,g	EP Energy LLC	9.375	05/01/24	1,387,649
850,000		EQT Midstream Partners LP	4.125	12/01/26	815,353
2,400,000		Exterran Partners LP	6.000	04/01/21	2,403,000
2,175,000		Genesis Energy LP	6.500	10/01/25	2,131,500
3,750,000		Genesis Energy LP	6.250	05/15/26	3,571,875
2,925,000	g	Hess Infrastructure Partners LP	5.625	02/15/26	2,873,812
600,000		Husky Energy, Inc	3.950	04/15/22	611,297
2,000,000	g	KazMunayGas National Co JSC	3.875	04/19/22	1,991,598
1,000,000		Kinder Morgan, Inc	3.450	02/15/23	982,652
2,350,000		Kinder Morgan, Inc	4.300	03/01/28	2,340,360
400,000		Kinder Morgan, Inc	5.300	12/01/34	410,460
940,000		Kinder Morgan, Inc	5.400	09/01/44	950,264
1,550,000		Kinder Morgan, Inc	5.200	03/01/48	1,557,794
700,000		Magellan Midstream Partners LP	4.200	10/03/47	674,276
975,000		Marathon Oil Corp	2.700	06/01/20	960,456
975,000		Marathon Oil Corp	5.200	06/01/45	1,023,626
425,000		MPLX LP	5.500	02/15/23	436,156
800,000		MPLX LP	4.000	02/15/25	794,625
2,075,000		MPLX LP	4.125	03/01/27	2,060,408
1,475,000		MPLX LP	4.000	03/15/28	1,453,360
1,550,000		MPLX LP	4.500	04/15/38	1,519,965
1,550,000		MPLX LP	4.700	04/15/48	1,517,132
375,000		Murphy Oil Corp	6.875	08/15/24	390,937
500,000		Murphy Oil USA, Inc	6.000	08/15/23	515,000
450,000		Murphy Oil USA, Inc	5.625	05/01/27	452,250
300,000		Newfield Exploration Co	5.750	01/30/22	313,500
900,000		Newfield Exploration Co	5.625	07/01/24	949,500
225,000	g	NGPL PipeCo LLC	4.375	08/15/22	223,594
621,000		Noble Energy, Inc	5.625	05/01/21	632,613
300,000		Noble Energy, Inc	3.900	11/15/24	299,712
2,350,000		Noble Energy, Inc	3.850	01/15/28	2,308,973
1,575,000		Noble Energy, Inc	5.050	11/15/44	1,643,641
500,000		Noble Energy, Inc	4.950	08/15/47	520,034
750,000		Oasis Petroleum, Inc	6.875	03/15/22	760,680
1,800,000		ONE Gas, Inc	2.070	02/01/19	1,786,302
575,000		ONE Gas, Inc	3.610	02/01/24	577,386
500,000		ONEOK, Inc	4.000	07/13/27	492,256
2,000,000	m	Peabody Energy Corp	6.000	11/15/18	0
2,425,000	g	Peru LNG Srl	5.375	03/22/30	2,438,337
3,075,000		Petrobras Global Finance BV	6.125	01/17/22	3,285,637
3,900,000		Petrobras Global Finance BV	7.375	01/17/27	4,221,750
1,167,000	g	Petrobras Global Finance BV	5.999	01/27/28	1,155,330
2,000,000	g	Petroleos del Peru S.A.	4.750	06/19/32	1,949,200
7,500,000		Petroleos Mexicanos	3.500	01/30/23	7,207,500
1,550,000		Petroleos Mexicanos	6.500	03/13/27	1,655,400
1,750,000	g	Petroleos Mexicanos	5.350	02/12/28	1,715,000
182

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$675,000		Petroleos Mexicanos		5.625%	01/23/46	$601,951
2,000,000		Petroleos Mexicanos		6.750	09/21/47	2,023,760
1,750,000	g	Petroleos Mexicanos		6.350	02/12/48	1,690,937
1,425,000		Phillips 66 Partners LP		3.550	10/01/26	1,355,214
1,025,000		Phillips 66 Partners LP		4.680	02/15/45	998,086
300,000		Phillips 66 Partners LP		4.900	10/01/46	300,653
800,000		Pioneer Natural Resources Co		7.500	01/15/20	860,699
1,725,000		Pioneer Natural Resources Co		3.450	01/15/21	1,735,457
1,350,000		Pioneer Natural Resources Co		4.450	01/15/26	1,403,122
2,500,000		Range Resources Corp		5.750	06/01/21	2,550,000
800,000		Regency Energy Partners LP		5.750	09/01/20	836,649
475,000		Regency Energy Partners LP		4.500	11/01/23	480,933
2,500,000	g	Reliance Industries Ltd		3.667	11/30/27	2,364,475
1,950,000		Sabine Pass Liquefaction LLC		4.200	03/15/28	1,919,067
1,300,000		Shell International Finance BV		3.250	05/11/25	1,287,064
1,350,000		Shell International Finance BV		4.000	05/10/46	1,356,073
1,400,000		SM Energy Co		6.125	11/15/22	1,400,000
300,000		SM Energy Co		6.500	01/01/23	298,500
2,500,000		Southwestern Energy Co		4.100	03/15/22	2,393,750
800,000		Spectra Energy Partners LP		3.500	03/15/25	770,151
1,675,000		Spectra Energy Partners LP		4.500	03/15/45	1,622,664
375,000		Statoil ASA		2.450	01/17/23	363,124
1,500,000		Suncor Energy, Inc		4.000	11/15/47	1,467,987
1,400,000		Sunoco Logistics Partners Operations LP		4.000	10/01/27	1,325,358
500,000	g	Sunoco LP		4.875	01/15/23	481,875
160,000		Tesoro Logistics LP		5.500	10/15/19	164,656
225,000		Tesoro Logistics LP		6.375	05/01/24	239,063
550,000		Tesoro Logistics LP		5.250	01/15/25	559,158
500,000		TransCanada PipeLines Ltd		5.850	03/15/36	591,685
250,000	i	TransCanada PipeLines Ltd	LIBOR 3 M + 2.210%	4.049	05/15/67	239,688
1,725,000	g	Tullow Oil plc		7.000	03/01/25	1,725,000
1,600,000	g	USA Compression Partners LP		6.875	04/01/26	1,624,000
1,500,000		Vale Overseas Ltd		6.250	08/10/26	1,680,450
1,550,000		Valero Energy Partners LP		4.500	03/15/28	1,558,030
1,425,000		Western Gas Partners LP		4.650	07/01/26	1,441,804
725,000		Western Gas Partners LP		4.500	03/01/28	725,974
425,000	g	Whiting Petroleum Corp		6.625	01/15/26	428,188
2,000,000		Williams Partners LP		3.750	06/15/27	1,910,792
225,000		Williams Partners LP		4.900	01/15/45	221,498
335,000		WPX Energy, Inc		7.500	08/01/20	358,450
100,000		WPX Energy, Inc		8.250	08/01/23	112,000
2,100,000	g	YPF S.A.		6.950	07/21/27	2,108,610
3,250,000	g	YPF S.A.		7.000	12/15/47	2,913,625
		TOTAL ENERGY				157,966,032

FOOD & STAPLES RETAILING - 0.6%
860,000		Albertsons Cos LLC		6.625	06/15/24	770,775
2,350,000		CVS Health Corp		3.700	03/09/23	2,357,219
4,350,000		CVS Health Corp		2.875	06/01/26	4,006,020
4,800,000		CVS Health Corp		4.300	03/25/28	4,829,638
5,175,000		CVS Health Corp		4.780	03/25/38	5,236,338
2,370,000	†,g	Fresh Market, Inc		9.750	05/01/23	1,374,600
183

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,400,000		Ingles Markets, Inc	5.750%	06/15/23	$1,399,580
1,150,000		Kroger Co	3.700	08/01/27	1,110,358
2,000,000	g	MARB BondCo plc	6.875	01/19/25	1,830,000
1,325,000		SYSCO Corp	3.250	07/15/27	1,265,959
2,150,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	2,030,303
		TOTAL FOOD & STAPLES RETAILING			26,210,790

FOOD, BEVERAGE & TOBACCO - 1.0%
2,700,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	2,678,400
1,750,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	1,750,386
1,315,000		Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	1,306,395
5,000,000		Anheuser-Busch InBev Worldwide, Inc	5.375	01/15/20	5,230,171
4,950,000	h	Anheuser-Busch InBev Worldwide, Inc	4.000	04/13/28	5,008,005
1,100,000		Anheuser-Busch InBev Worldwide, Inc	4.950	01/15/42	1,191,117
1,725,000	h	Anheuser-Busch InBev Worldwide, Inc	4.600	04/15/48	1,781,150
2,625,000	g	BAT Capital Corp	3.557	08/15/27	2,510,400
1,800,000	g	Corp Lindley S.A.	4.625	04/12/23	1,813,500
2,000,000	g	Cosan Ltd	5.950	09/20/24	2,027,500
2,000,000	g	Grupo Bimbo SAB de C.V.	4.700	11/10/47	1,928,420
1,700,000	g	Heineken NV	3.500	01/29/28	1,650,039
725,000	g	Heineken NV	4.350	03/29/47	738,205
1,275,000		Kraft Heinz Foods Co	2.000	07/02/18	1,273,724
213,000	g	Lamb Weston Holdings, Inc	4.625	11/01/24	211,136
2,725,000	g,h	MHP Lux S.A.	6.950	04/03/26	2,708,571
1,225,000		PepsiCo, Inc	3.450	10/06/46	1,123,774
100,000		Philip Morris International, Inc	6.375	05/16/38	129,104
2,650,000	g	Sigma Finance Netherlands BV	4.875	03/27/28	2,643,375
1,900,000		Tyson Foods, Inc	3.550	06/02/27	1,821,977
		TOTAL FOOD, BEVERAGE & TOBACCO			39,525,349

HEALTH CARE EQUIPMENT & SERVICES - 1.2%
3,500,000		Anthem, Inc	3.650	12/01/27	3,381,426
4,625,000		Becton Dickinson and Co	3.700	06/06/27	4,462,328
3,500,000		Cardinal Health, Inc	3.410	06/15/27	3,294,184
1,000,000	g	Change Healthcare Holdings LLC	5.750	03/01/25	991,550
375,000		Covidien International Finance S.A.	3.200	06/15/22	374,755
5,000,000		Duke University Health System, Inc	3.920	06/01/47	5,064,513
925,000		Encompass Health Corp	5.750	11/01/24	940,031
5,450,000		Express Scripts Holding Co	3.400	03/01/27	5,117,042
2,000,000		HCA Holdings, Inc	6.250	02/15/21	2,100,000
975,000		HCA, Inc	5.875	03/15/22	1,027,406
750,000		HCA, Inc	4.500	02/15/27	723,750
1,875,000		HCA, Inc	5.500	06/15/47	1,811,719
1,125,000		LifePoint Health, Inc	5.375	05/01/24	1,099,687
2,225,000		LifePoint Hospitals, Inc	5.500	12/01/21	2,247,250
2,100,000		Medtronic, Inc	4.625	03/15/45	2,296,059
1,025,000	g	New Amethyst Corp	6.250	12/01/24	1,058,313
5,250,000		New York and Presbyterian Hospital	4.024	08/01/45	5,352,693
225,000		Tenet Healthcare Corp	6.000	10/01/20	232,594
1,600,000	g	Tenet Healthcare Corp	4.625	07/15/24	1,538,000
450,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	448,384
725,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	713,063
184

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,035,000		Thermo Fisher Scientific, Inc		2.950%	09/19/26	$965,574
1,150,000		Thermo Fisher Scientific, Inc		3.200	08/15/27	1,087,750
550,000		Zimmer Biomet Holdings, Inc		3.700	03/19/23	550,894
1,290,000		Zimmer Holdings, Inc		3.550	04/01/25	1,251,067
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				48,130,032

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
280,000		Ecolab, Inc		2.700	11/01/26	262,453
325,000		Ecolab, Inc		3.700	11/01/46	297,675
405,000	g	First Quality Finance Co, Inc		4.625	05/15/21	402,975
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS				963,103

INSURANCE - 1.0%
3,600,000		ACE INA Holdings, Inc		2.875	11/03/22	3,565,244
150,000		Aetna, Inc		6.625	06/15/36	189,185
1,500,000		Allstate Corp		3.280	12/15/26	1,457,515
2,000,000		Allstate Corp		5.750	08/15/53	2,095,000
550,000		American Financial Group, Inc		3.500	08/15/26	526,727
1,160,000		American International Group, Inc		3.750	07/10/25	1,141,604
1,725,000		American International Group, Inc		3.900	04/01/26	1,706,271
1,150,000		American International Group, Inc		4.200	04/01/28	1,161,175
3,275,000		Aon plc		3.500	06/14/24	3,253,245
700,000		CNA Financial Corp		3.950	05/15/24	706,993
625,000		CNA Financial Corp		3.450	08/15/27	593,509
5,000,000	g,i	Cranberry RE Ltd	LIBOR 6 M + 1.600%	3.869	07/13/20	5,059,500
3,025,000	g	Five Corners Funding Trust		4.419	11/15/23	3,158,318
250,000		Hartford Financial Services Group, Inc		4.300	04/15/43	248,644
1,800,000		Humana, Inc		3.950	03/15/27	1,792,165
650,000	g	Liberty Mutual Group, Inc		4.250	06/15/23	663,161
600,000		Lincoln National Corp		3.800	03/01/28	594,301
700,000		Markel Corp		3.500	11/01/27	667,468
475,000		Markel Corp		4.300	11/01/47	463,308
475,000		Marsh & McLennan Cos, Inc		3.500	06/03/24	472,543
375,000		Marsh & McLennan Cos, Inc		3.500	03/10/25	372,044
875,000		MetLife, Inc		3.600	11/13/25	872,501
500,000		Orlando Health Obligated Group		2.981	10/01/20	497,579
2,350,000		Prudential Financial, Inc		3.878	03/27/28	2,380,123
300,000	g	Prudential Funding LLC		6.750	09/15/23	343,252
2,250,000	g,i	Residential Reinsurance 2017 Ltd	US Treasury Bill 3 M + 3.000%	4.700	06/06/21	2,236,275
300,000		Travelers Cos, Inc		5.800	05/15/18	301,115
975,000		Travelers Cos, Inc		4.000	05/30/47	970,908
1,550,000		Travelers Cos, Inc		4.050	03/07/48	1,561,565
2,650,000		UnitedHealth Group, Inc		2.950	10/15/27	2,517,324
1,400,000		UnitedHealth Group, Inc		3.750	10/15/47	1,316,134
150,000		WR Berkley Corp		5.375	09/15/20	157,335
		TOTAL INSURANCE				43,042,031

MATERIALS - 1.5%
625,000		Agrium, Inc		3.375	03/15/25	606,421
185

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$575,000		Agrium, Inc	4.125%	03/15/35	$560,127
2,225,000	g	Air Liquide Finance S.A.	1.750	09/27/21	2,122,060
675,000		Albemarle Corp	5.450	12/01/44	736,141
200,000	g	Alcoa Nederland Holding BV	6.750	09/30/24	214,000
200,000	g	Alcoa Nederland Holding BV	7.000	09/30/26	215,500
400,000		Barrick Gold Corp	3.850	04/01/22	408,871
835,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	964,936
1,500,000		Blue Cube Spinco, Inc	9.750	10/15/23	1,719,825
855,000		Blue Cube Spinco, Inc	10.000	10/15/25	1,004,625
1,300,000	g	Celulosa Arauco y Constitucion S.A.	5.500	11/02/47	1,325,350
2,900,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.625	08/01/27	2,816,741
675,000	g	CRH America Finance, Inc	3.400	05/09/27	646,173
950,000	g,h	CRH America Finance, Inc	3.950	04/04/28	946,335
1,600,000	g,h	CRH America Finance, Inc	4.500	04/04/48	1,583,570
680,000		Crown Americas LLC	4.500	01/15/23	674,900
675,000		Dow Chemical Co	4.375	11/15/42	670,880
2,550,000	g	Eldorado Gold Corp	6.125	12/15/20	2,422,500
2,400,000	g	Equate Petrochemical BV	3.000	03/03/22	2,316,991
300,000	g	FMG Resources August 2006 Pty Ltd	4.750	05/15/22	296,250
1,000,000	g	GCP Applied Technologies, Inc	9.500	02/01/23	1,100,900
1,650,000	g	Gerdau Trade, Inc	4.875	10/24/27	1,626,488
1,325,000	g	Glencore Funding LLC	4.000	03/27/27	1,278,273
3,225,000		International Paper Co	3.000	02/15/27	2,980,655
1,125,000		International Paper Co	4.350	08/15/48	1,065,364
2,125,000	g	Inversiones CMPC S.A.	4.375	04/04/27	2,116,839
630,000	g	James Hardie International Finance DAC	4.750	01/15/25	617,400
150,000	g	James Hardie International Finance DAC	5.000	01/15/28	145,500
1,800,000	g	Klabin Finance S.A.	4.875	09/19/27	1,730,250
650,000		LYB International Finance II BV	3.500	03/02/27	623,397
650,000		Newmont Mining Corp	3.500	03/15/22	650,765
1,450,000		Newmont Mining Corp	4.875	03/15/42	1,522,461
1,850,000	g	Nexa Resources S.A.	5.375	05/04/27	1,893,938
3,000,000	g	Nova Chemicals Corp	4.875	06/01/24	2,872,500
875,000		Nucor Corp	4.000	08/01/23	905,376
400,000		Nucor Corp	5.200	08/01/43	460,929
1,025,000		Olin Corp	5.125	09/15/27	1,010,906
2,400,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	2,484,000
680,000		Rock Tenn Co	4.450	03/01/19	689,731
820,000		Rock Tenn Co	4.900	03/01/22	862,016
925,000		Sherwin-Williams Co	3.450	06/01/27	884,111
575,000		Sherwin-Williams Co	4.500	06/01/47	571,344
2,450,000		Steel Dynamics, Inc	5.250	04/15/23	2,480,625
255,000		Teck Resources Ltd	3.750	02/01/23	245,106
3,125,000	g	Univar, Inc	6.750	07/15/23	3,222,656
650,000		Vulcan Materials Co	3.900	04/01/27	638,755
1,000,000		Westlake Chemical Corp	4.875	05/15/23	1,025,000
1,100,000	g	WestRock Co	3.750	03/15/25	1,096,852
920,000	g	WR Grace & Co-Conn	5.625	10/01/24	947,600
		TOTAL MATERIALS			60,001,933

MEDIA - 1.4%
125,000		21st Century Fox America, Inc	7.625	11/30/28	161,793
90,000		21st Century Fox America, Inc	6.550	03/15/33	114,217
186

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$575,000		21st Century Fox America, Inc	6.900%	08/15/39	$771,905
2,500,000		AMC Entertainment, Inc	5.875	02/15/22	2,531,250
1,400,000		CBS Corp	2.300	08/15/19	1,388,525
850,000		CBS Corp	2.900	01/15/27	769,842
525,000		CBS Corp	3.375	02/15/28	487,727
1,000,000	g	CBS Radio, Inc	7.250	11/01/24	1,018,750
4,000,000	g	CCO Holdings LLC	5.875	04/01/24	4,070,000
1,075,000		Charter Communications Operating LLC	3.579	07/23/20	1,077,889
345,000		Charter Communications Operating LLC	4.464	07/23/22	352,546
4,500,000		Charter Communications Operating LLC	4.908	07/23/25	4,596,192
2,500,000		Charter Communications Operating LLC	5.375	05/01/47	2,414,241
2,975,000		Comcast Corp	3.200	07/15/36	2,624,895
1,000,000		Comcast Corp	3.900	03/01/38	970,714
3,000,000		Comcast Corp	4.049	11/01/52	2,823,854
850,000		Discovery Communications LLC	2.950	03/20/23	818,800
2,225,000		Discovery Communications LLC	3.950	03/20/28	2,134,232
1,875,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	2,029,687
325,000	g	EW Scripps Co	5.125	05/15/25	302,250
1,400,000	g	Gray Television, Inc	5.875	07/15/26	1,361,500
1,000,000		Lamar Media Corp	5.000	05/01/23	1,008,450
1,850,000	g	LG FinanceCo Corp	5.875	11/01/24	1,919,375
125,000		Match Group, Inc	6.375	06/01/24	132,969
975,000	g	Meredith Corp	6.875	02/01/26	1,000,594
700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	694,841
925,000	g	Nielsen Finance LLC	5.000	04/15/22	924,279
3,700,000		Outfront Media Capital LLC	5.250	02/15/22	3,764,750
300,000		Outfront Media Capital LLC	5.625	02/15/24	300,780
500,000	g	Sirius XM Radio, Inc	3.875	08/01/22	480,000
2,700,000	g	Sirius XM Radio, Inc	5.375	07/15/26	2,666,250
1,500,000		Time Warner Cable, Inc	5.875	11/15/40	1,564,476
475,000		Time Warner Cable, Inc	4.500	09/15/42	410,763
3,600,000		Time Warner, Inc	2.100	06/01/19	3,567,363
1,276,000		Time Warner, Inc	4.875	03/15/20	1,319,199
1,000,000		Time Warner, Inc	3.400	06/15/22	996,835
1,100,000		Time Warner, Inc	3.800	02/15/27	1,062,822
2,110,000	g	Tegna, Inc	4.875	09/15/21	2,125,825
160,000	g	Tegna, Inc	5.500	09/15/24	163,200
400,000	g	Univision Communications, Inc	5.125	02/15/25	373,000
950,000		Viacom, Inc	3.450	10/04/26	897,429
600,000		Viacom, Inc	5.850	09/01/43	652,830
450,000	g	Virgin Media Secured Finance plc	5.500	01/15/25	438,750
		TOTAL MEDIA			59,285,589

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.1%
2,520,000		Abbott Laboratories	2.350	11/22/19	2,498,043
1,225,000		Abbott Laboratories	3.875	09/15/25	1,236,709
2,200,000		Abbott Laboratories	3.750	11/30/26	2,186,820
450,000		Abbott Laboratories	5.300	05/27/40	504,535
3,725,000		AbbVie, Inc	3.200	05/14/26	3,543,230
1,450,000		AbbVie, Inc	4.400	11/06/42	1,428,286
187

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$6,200,000		Actavis Funding SCS	3.800%	03/15/25	$6,090,044
2,400,000		Actavis Funding SCS	4.550	03/15/35	2,346,521
1,025,000		Amgen, Inc	1.850	08/19/21	981,944
1,700,000		Amgen, Inc	2.600	08/19/26	1,551,177
1,150,000		AstraZeneca plc	3.125	06/12/27	1,100,958
725,000		Celgene Corp	3.625	05/15/24	715,512
3,150,000		Celgene Corp	3.450	11/15/27	2,983,899
1,525,000		Celgene Corp	3.900	02/20/28	1,493,329
1,725,000		Gilead Sciences, Inc	2.950	03/01/27	1,630,958
2,000,000		Gilead Sciences, Inc	4.150	03/01/47	1,954,754
2,000,000		Johnson & Johnson	2.900	01/15/28	1,920,807
900,000		Johnson & Johnson	3.400	01/15/38	864,025
800,000		Mylan NV	3.750	12/15/20	805,329
1,100,000		Mylan NV	3.950	06/15/26	1,066,267
1,150,000	g,h	Mylan, Inc	4.550	04/15/28	1,147,959
1,900,000		Novartis Capital Corp	3.000	11/20/25	1,852,475
2,000,000	g	Teva Pharmaceutical Finance Netherlands III BV	6.000	04/15/24	1,941,490
5,300,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	4,251,982
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			46,097,053

REAL ESTATE - 0.9%
350,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	342,286
450,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	439,170
2,025,000		American Tower Corp	3.300	02/15/21	2,024,185
475,000		American Tower Corp	3.375	10/15/26	446,515
1,200,000		American Tower Corp	3.600	01/15/28	1,138,543
950,000		Brandywine Operating Partnership LP	4.100	10/01/24	949,139
650,000		Brandywine Operating Partnership LP	3.950	11/15/27	630,086
1,050,000		Brixmor Operating Partnership LP	3.650	06/15/24	1,022,909
1,750,000		Brixmor Operating Partnership LP	3.850	02/01/25	1,708,543
525,000		Brixmor Operating Partnership LP	4.125	06/15/26	514,583
170,000		Camden Property Trust	4.625	06/15/21	177,029
1,250,000		Camden Property Trust	2.950	12/15/22	1,229,134
780,000		Crown Castle International Corp	4.875	04/15/22	819,269
550,000		Crown Castle International Corp	3.200	09/01/24	527,104
775,000		Crown Castle International Corp	3.650	09/01/27	737,936
725,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	744,705
603,000		DDR Corp	3.625	02/01/25	577,271
800,000		DDR Corp	4.250	02/01/26	794,561
650,000		DDR Corp	4.700	06/01/27	661,823
625,000		Digital Realty Trust LP	3.700	08/15/27	601,860
325,000		Duke Realty LP	3.250	06/30/26	311,421
750,000		Equinix, Inc	5.375	01/01/22	772,500
550,000		Equity One, Inc	3.750	11/15/22	553,640
775,000		Essex Portfolio LP	3.375	01/15/23	767,570
150,000		Healthcare Realty Trust, Inc	3.750	04/15/23	150,225
1,500,000		Healthcare Realty Trust, Inc	3.875	05/01/25	1,477,813
450,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	451,304
325,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	324,460
1,225,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	1,166,653
375,000		Highwoods Realty LP	3.875	03/01/27	364,613
725,000		Highwoods Realty LP	4.125	03/15/28	720,486
400,000		Host Hotels & Resorts LP	4.500	02/01/26	404,723
188

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$350,000		Kimco Realty Corp	3.800%	04/01/27	$336,740
500,000		Liberty Property LP	3.250	10/01/26	475,553
1,500,000		Mid-America Apartments LP	4.300	10/15/23	1,554,830
1,000,000		Mid-America Apartments LP	3.750	06/15/24	992,244
850,000		Mid-America Apartments LP	4.000	11/15/25	852,552
750,000		Mid-America Apartments LP	3.600	06/01/27	725,418
275,000		National Retail Properties, Inc	3.800	10/15/22	276,230
525,000		National Retail Properties, Inc	3.300	04/15/23	518,375
550,000		National Retail Properties, Inc	4.000	11/15/25	546,247
600,000		National Retail Properties, Inc	3.600	12/15/26	577,242
975,000		Realty Income Corp	3.650	01/15/28	945,698
875,000		Regency Centers LP	3.900	11/01/25	869,722
925,000		Regency Centers LP	3.600	02/01/27	886,072
1,550,000		Ventas Realty LP	4.000	03/01/28	1,524,942
1,150,000		Weingarten Realty Investors	3.375	10/15/22	1,144,883
450,000		Weingarten Realty Investors	3.500	04/15/23	446,591
400,000		Weingarten Realty Investors	4.450	01/15/24	413,548
925,000		Weingarten Realty Investors	3.850	06/01/25	917,951
300,000		Weingarten Realty Investors	3.250	08/15/26	284,687
975,000		Welltower, Inc	4.000	06/01/25	973,690
		TOTAL REAL ESTATE			38,815,274

RETAILING - 0.6%
1,700,000		Asbury Automotive Group, Inc	6.000	12/15/24	1,729,750
4,500,000		AutoNation, Inc	5.500	02/01/20	4,683,684
900,000		AutoNation, Inc	3.800	11/15/27	860,924
1,300,000		Enable Midstream Partners LP	4.400	03/15/27	1,271,497
1,775,000		Home Depot, Inc	2.000	04/01/21	1,731,335
600,000		Home Depot, Inc	3.500	09/15/56	534,590
1,000,000	g	JC Penney Corp, Inc	5.875	07/01/23	957,500
2,100,000		L Brands, Inc	6.875	11/01/35	2,037,000
2,100,000		L Brands, Inc	6.750	07/01/36	2,016,000
250,000	g	Lithia Motors, Inc	5.250	08/01/25	250,625
1,870,000		Men’s Wearhouse, Inc	7.000	07/01/22	1,921,425
950,000		O’Reilly Automotive, Inc	3.550	03/15/26	928,547
1,400,000		O’Reilly Automotive, Inc	3.600	09/01/27	1,355,597
2,145,000		Penske Automotive Group, Inc	5.500	05/15/26	2,107,463
3,450,000	†,g	PetSmart, Inc	7.125	03/15/23	1,957,875
1,100,000	g	Rolls-Royce plc	2.375	10/14/20	1,082,695
400,000	g	Rolls-Royce plc	3.625	10/14/25	401,385
1,125,000		Target Corp	3.625	04/15/46	1,019,424
		TOTAL RETAILING			26,847,316

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
3,300,000		Intel Corp	3.150	05/11/27	3,225,530
1,325,000	g	Intel Corp	3.734	12/08/47	1,287,750
700,000		Maxim Integrated Products, Inc	3.450	06/15/27	676,250
800,000	g	Semiconductor Manufacturing International Corp	4.125	10/07/19	802,962
700,000		Texas Instruments, Inc	2.625	05/15/24	674,913
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			6,667,405
189

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
SOFTWARE & SERVICES - 0.6%
$825,000		Activision Blizzard Inc	2.300%	09/15/21	$797,096
875,000		Activision Blizzard Inc	3.400	09/15/26	854,609
2,000,000		Baidu, Inc	2.875	07/06/22	1,940,684
1,199,000		Fidelity National Information Services, Inc	3.625	10/15/20	1,213,891
1,500,000	g	First Data Corp	7.000	12/01/23	1,576,875
600,000	g	IMS Health, Inc	5.000	10/15/26	596,778
4,925,000		Microsoft Corp	2.400	08/08/26	4,582,933
750,000		Microsoft Corp	4.100	02/06/37	791,842
1,180,000		Microsoft Corp	3.700	08/08/46	1,162,028
2,350,000		NCR Corp	5.875	12/15/21	2,391,125
325,000	g	Open Text Corp	5.625	01/15/23	336,781
1,925,000	g	Open Text Corp	5.875	06/01/26	1,979,766
2,200,000		Oracle Corp	2.500	05/15/22	2,156,167
3,575,000		Oracle Corp	2.650	07/15/26	3,340,504
1,175,000		Oracle Corp	3.800	11/15/37	1,160,138
1,500,000		Oracle Corp	4.000	11/15/47	1,480,594
730,000	g	Sabre GLBL, Inc	5.375	04/15/23	736,388
300,000	g	Symantec Corp	5.000	04/15/25	302,469
		TOTAL SOFTWARE & SERVICES			27,400,668

TECHNOLOGY HARDWARE & EQUIPMENT – 0.9%
725,000		Amphenol Corp	3.125	09/15/21	722,283
2,625,000		Apple, Inc	3.200	05/11/27	2,563,203
10,000,000		Apple, Inc	3.000	11/13/27	9,570,553
875,000		Apple, Inc	4.650	02/23/46	961,839
800,000		Broadcom Corp	3.875	01/15/27	777,334
1,775,000		Broadcom Corp	3.500	01/15/28	1,667,247
700,000	g	CommScope, Inc	5.000	06/15/21	709,625
1,200,000	g	CommScope, Inc	5.500	06/15/24	1,225,500
1,900,000	g	CommScope, Inc	6.000	06/15/25	1,976,950
525,000		Corning, Inc	4.375	11/15/57	482,498
2,550,000	g	Dell International LLC	4.420	06/15/21	2,615,234
675,000	g	Dell International LLC	5.875	06/15/21	691,031
650,000	g	Dell International LLC	7.125	06/15/24	693,875
3,050,000	g	Dell International LLC	6.020	06/15/26	3,282,786
725,000		Motorola Solutions, Inc	4.600	02/23/28	729,287
2,350,000	g	Sensata Technologies BV	5.625	11/01/24	2,455,750
1,375,000		Tyco Electronics Group S.A.	2.375	12/17/18	1,371,484
2,925,000		Tyco Electronics Group S.A.	2.350	08/01/19	2,909,169
1,500,000		Tyco Electronics Group S.A.	3.500	02/03/22	1,512,389
450,000		Tyco Electronics Group S.A.	3.700	02/15/26	456,345
1,200,000		Western Digital Corp	4.750	02/15/26	1,197,360
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			38,571,742

TELECOMMUNICATION SERVICES - 1.3%
6,625,000		AT&T, Inc	3.400	05/15/25	6,380,016
2,625,000		AT&T, Inc	3.900	08/14/27	2,641,310
1,838,000	g	AT&T, Inc	4.100	02/15/28	1,823,717
1,775,000	g	AT&T, Inc	4.300	02/15/30	1,766,191
2,085,000		AT&T, Inc	4.500	05/15/35	2,039,931
3,900,000		AT&T, Inc	4.900	08/14/37	3,928,798
190

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,050,000		AT&T, Inc	4.750%	05/15/46	$1,018,086
1,275,000	g	AT&T, Inc	5.150	11/15/46	1,300,920
2,625,000		AT&T, Inc	5.150	02/14/50	2,646,852
3,000,000	g	Deutsche Telekom International Finance BV	1.950	09/19/21	2,875,613
500,000		France Telecom S.A.	5.375	01/13/42	573,741
2,100,000	g	MTN Mauritius Investment Ltd	5.373	02/13/22	2,118,700
2,075,000	g	SK Telecom Co Ltd	2.125	05/01/18	2,073,773
450,000		Telefonica Emisiones SAU	4.103	03/08/27	449,247
925,000		T-Mobile USA, Inc	6.375	03/01/25	966,625
1,325,000		T-Mobile USA, Inc	4.500	02/01/26	1,272,000
1,600,000		Verizon Communications, Inc	3.450	03/15/21	1,615,820
975,000		Verizon Communications, Inc	4.150	03/15/24	1,000,303
3,000,000		Verizon Communications, Inc	4.125	03/16/27	3,036,764
9,113,000		Verizon Communications, Inc	4.272	01/15/36	8,711,736
1,300,000		Verizon Communications, Inc	3.850	11/01/42	1,142,955
675,000		Verizon Communications, Inc	4.125	08/15/46	606,404
3,000,000	g,h	Vrio Finco LLC	6.875	04/04/28	3,015,000
		TOTAL TELECOMMUNICATION SERVICES			53,004,502

TRANSPORTATION - 0.9%
2,000,000	g	Adani Ports & Special Economic Zone Ltd	3.950	01/19/22	1,993,880
655,000	g	Asciano Finance Ltd	5.000	04/07/18	655,142
400,000	g	Bombardier, Inc	7.750	03/15/20	427,500
600,000	g	Bombardier, Inc	6.125	01/15/23	598,494
1,000,000	g	Bombardier, Inc	7.500	03/15/25	1,026,250
225,000		Bristow Group, Inc	6.250	10/15/22	182,250
1,550,000		Burlington Northern Santa Fe LLC	4.050	06/15/48	1,556,862
2,050,000		Canadian Pacific Railway Co	2.900	02/01/25	1,969,592
1,950,000		CSX Corp	3.800	11/01/46	1,789,512
800,000		CSX Corp	4.300	03/01/48	794,060
1,950,000		Delta Air Lines, Inc	3.625	03/15/22	1,947,056
3,000,000	g	ERAC USA Finance LLC	2.800	11/01/18	3,000,100
900,000		FedEx Corp	4.100	02/01/45	850,411
2,325,000		FedEx Corp	4.050	02/15/48	2,178,881
2,115,000		GATX Corp	2.375	07/30/18	2,112,137
1,400,000	g	Hertz Corp	7.625	06/01/22	1,415,750
4,900,000		Kansas City Southern	2.350	05/15/20	4,834,174
1,500,000	g	KLX, Inc	5.875	12/01/22	1,545,450
2,075,000	g	Norfolk Southern Corp	4.050	08/15/52	1,998,373
375,000		Northrop Grumman Corp	1.750	06/01/18	374,634
1,925,000		Northrop Grumman Corp	3.250	01/15/28	1,836,147
725,000		Northrop Grumman Corp	4.030	10/15/47	694,698
2,100,000	g	Transnet SOC Ltd	4.000	07/26/22	2,048,445
800,000	g	TTX Co	3.600	01/15/25	798,390
		TOTAL TRANSPORTATION			36,628,188

UTILITIES - 2.1%
325,000		AEP Transmission Co LLC	3.100	12/01/26	313,399
350,000		AEP Transmission Co LLC	4.000	12/01/46	349,320
2,020,000	g	AES Argentina Generacion S.A.	7.750	02/02/24	2,116,576
425,000		AES Corp	4.875	05/15/23	432,437
191

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,800,000		AGL Capital Corp	3.875%	11/15/25	$1,801,801
625,000		AGL Capital Corp	4.400	06/01/43	626,313
700,000		Alabama Power Co	4.150	08/15/44	726,395
525,000		American Water Capital Corp	3.000	12/01/26	500,884
500,000		American Water Capital Corp	4.000	12/01/46	501,629
1,475,000		American Water Capital Corp	3.750	09/01/47	1,408,137
250,000		Atmos Energy Corp	8.500	03/15/19	263,175
250,000		Atmos Energy Corp	4.125	10/15/44	258,392
1,325,000		Baltimore Gas & Electric Co	3.750	08/15/47	1,272,381
925,000		Black Hills Corp	4.250	11/30/23	953,447
325,000		Black Hills Corp	3.150	01/15/27	305,732
2,575,000	g	Calpine Corp	5.250	06/01/26	2,484,875
250,000		Carolina Power & Light Co	5.300	01/15/19	254,456
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	360,910
1,525,000	g	Cerro del Aguila S.A.	4.125	08/16/27	1,452,562
1,000,000		CMS Energy Corp	3.600	11/15/25	988,828
200,000		Commonwealth Edison Co	5.900	03/15/36	245,837
200,000		Connecticut Light & Power Co	5.500	02/01/19	204,705
1,325,000		Consolidated Edison Co of New York, Inc	3.850	06/15/46	1,292,657
1,475,000		Consolidated Edison Co of New York, Inc	3.875	06/15/47	1,442,103
900,000		Consolidated Edison, Inc	2.000	05/15/21	868,993
750,000		Dominion Resources, Inc	2.000	08/15/21	716,085
1,825,000		DTE Electric Co	3.750	08/15/47	1,782,468
1,000,000		Duke Energy Corp	2.100	06/15/18	998,982
1,175,000		Duke Energy Corp	1.800	09/01/21	1,118,196
1,725,000		Duke Energy Corp	2.650	09/01/26	1,573,295
1,175,000		Duke Energy Corp	3.750	09/01/46	1,063,306
1,125,000		Entergy Corp	2.950	09/01/26	1,046,394
1,850,000		Exelon Generation Co LLC	3.400	03/15/22	1,851,001
1,625,000		Fortis, Inc	3.055	10/04/26	1,504,998
925,000	g	Genneia S.A.	8.750	01/20/22	996,355
2,000,000	g	Greenko Dutch BV	5.250	07/24/24	1,918,000
250,000		Indiana Michigan Power Co	7.000	03/15/19	259,400
750,000		Indiana Michigan Power Co	3.750	07/01/47	706,844
2,000,000	g	Inkia Energy Ltd	5.875	11/09/27	1,942,500
125,000		Integrys Energy Group, Inc	4.170	11/01/20	128,159
500,000		Interstate Power & Light Co	3.700	09/15/46	474,186
2,500,000	g	Israel Electric Corp Ltd	5.625	06/21/18	2,506,525
5,000,000	g	Israel Electric Corp Ltd	4.250	08/14/28	4,903,200
100,000	g	Kansas Gas & Electric	6.700	06/15/19	104,483
1,900,000	g	KazTransGas JSC	4.375	09/26/27	1,823,707
350,000		LG&E and KU Energy LLC	3.750	11/15/20	354,913
1,550,000		MidAmerican Energy Co	3.650	08/01/48	1,487,538
1,675,000	g	Minejesa Capital BV	4.625	08/10/30	1,616,725
800,000	g	Minejesa Capital BV	5.625	08/10/37	789,999
1,000,000		Nevada Power Co	5.450	05/15/41	1,211,807
2,625,000		NextEra Energy Capital Holdings, Inc	3.550	05/01/27	2,549,214
550,000	g	NextEra Energy Operating Partners LP	4.250	09/15/24	533,500
2,000,000		NiSource Finance Corp	3.490	05/15/27	1,932,694
475,000		NiSource Finance Corp	3.950	03/30/48	445,536
1,500,000		Northeast Utilities	1.450	05/01/18	1,498,714
1,400,000		Northern States Power Co	3.600	09/15/47	1,332,919
1,350,000	g	NRG Energy, Inc	5.750	01/15/28	1,319,625
192

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
	$1,550,000		Ohio Power Co	4.150%	04/01/48	$1,576,687
	1,225,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	1,216,059
	525,000		Pacific Gas & Electric Co	3.750	08/15/42	468,809
	1,275,000		Pacific Gas & Electric Co	4.250	03/15/46	1,231,324
	2,000,000	g	Perusahaan Listrik Negara PT	4.125	05/15/27	1,922,926
	50,000		Potomac Electric Power Co	7.900	12/15/38	74,698
	500,000		PPL Capital Funding, Inc	4.200	06/15/22	514,928
	275,000		Progress Energy, Inc	7.050	03/15/19	285,374
	550,000		Public Service Co of Colorado	4.750	08/15/41	608,852
	400,000		Public Service Co of Oklahoma	5.150	12/01/19	413,646
	800,000		Public Service Electric & Gas Co	3.600	12/01/47	763,943
	975,000		Sempra Energy	2.875	10/01/22	953,194
	2,820,279	g	Solar Star Funding LLC	3.950	06/30/35	2,707,843
	1,325,000		Southern Co	4.400	07/01/46	1,323,884
	425,000		Southern Co Gas Capital Corp	3.950	10/01/46	402,481
	1,650,000		Southern Power Co	2.500	12/15/21	1,605,537
	1,550,000		Southern Power Co	4.150	12/01/25	1,591,539
	1,875,000		Southwest Gas Corp	3.700	04/01/28	1,887,323
	1,300,000		Virginia Electric & Power Co	3.500	03/15/27	1,282,993
	775,000		Virginia Electric & Power Co	3.800	09/15/47	747,146
	850,000		Wisconsin Power & Light Co	4.100	10/15/44	853,389
	575,000		Xcel Energy, Inc	3.350	12/01/26	557,581
	215,000		Xcel Energy, Inc	4.800	09/15/41	236,607
			TOTAL UTILITIES			87,143,975

			TOTAL CORPORATE BONDS			1,323,262,897
			(Cost $1,342,817,817)

GOVERNMENT BONDS - 48.0%

FOREIGN GOVERNMENT BONDS - 4.0%
	2,200,000		Argentina Republic Government International Bond	5.625	01/26/22	2,231,900
	3,200,000		Argentina Republic Government International Bond	5.875	01/11/28	3,009,600
	375,000	g	Barbados Government International Bond	7.000	08/04/22	316,631
	5,000,000	g	Bermuda Government International Bond	4.854	02/06/24	5,260,250
	3,450,000	g	Bermuda Government International Bond	3.717	01/25/27	3,363,750
BRL	5,000,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	1,591,375
	11,400,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/23	3,609,844
	$1,650,000		Brazilian Government International Bond	5.625	02/21/47	1,599,675
	3,300,000		Chile Government International Bond	3.240	02/06/28	3,235,650
	3,950,000		Colombia Government International Bond	5.000	06/15/45	4,004,312
	1,575,000	g	Costa Rica Government International Bond	7.158	03/12/45	1,641,150
DOP	81,200,000	g	Dominican Republic International Bond	8.900	02/15/23	1,686,831
	160,000,000	g	Dominican Republic International Bond	12.000	03/05/32	3,485,442
	$3,000,000	g	Dominican Republic International Bond	6.500	02/15/48	3,105,000
	2,625,000	g	Ecuador Government International Bond	8.875	10/23/27	2,671,462
	1,125,000	g	Egypt Government International Bond	5.577	02/21/23	1,141,685
	2,475,000	g	Egypt Government International Bond	8.500	01/31/47	2,762,399
	1,250,000	g	El Salvador Government International Bond	5.875	01/30/25	1,226,500
TRY	3,425,000		European Investment Bank	5.750	04/03/18	868,122
193

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
	$1,800,000	g	Export Credit Bank of Turkey	4.250%	09/18/22	$1,708,211
	1,500,000	g	Export-Import Bank of China	2.850	09/16/20	1,479,784
	2,000,000	g	Export-Import Bank of India	3.875	02/01/28	1,941,856
	3,100,000	g	Guatemala Government International Bond	4.375	06/05/27	3,014,750
EUR	2,500,000	g	Hellenic Republic Government Bond	3.375	02/15/25	2,983,856
	$1,500,000		Indonesia Government International Bond	3.500	01/11/28	1,436,760
	3,100,000		Israel Government International Bond	3.250	01/17/28	3,019,803
	2,175,000		Israel Government International Bond	4.125	01/17/48	2,091,215
	1,984,500	g	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	1,901,498
	3,025,000		Jamaica Government International Bond	8.000	03/15/39	3,614,875
	1,000,000	g	Japan Finance Organization for Municipalities	2.000	09/08/20	979,037
JPY	2,300,000,000		Japan Government Two Year Bond	0.100	04/15/19	21,669,111
	$975,000	g	Jordan Government International Bond	7.375	10/10/47	985,620
	900,000	g	Kenya Government International Bond	7.250	02/28/28	941,378
	775,000	g	Kommunalbanken AS.	1.375	10/26/20	751,779
	1,650,000	g	Korea Housing Finance Corp	2.000	10/11/21	1,576,052
	1,500,000	g	Korea Housing Finance Corp	3.000	10/31/22	1,468,435
	3,550,000	g	Kuwait International Government Bond	2.750	03/20/22	3,480,548
MXN	81,000,000		Mexican Bonos	6.500	06/10/21	4,363,574
	$2,200,000		Mexico Government International Bond	4.150	03/28/27	2,224,200
	1,725,000	g	Nigeria Government International Bond	6.500	11/28/27	1,748,510
	700,000	g	Nigeria Government International Bond	7.143	02/23/30	726,895
	2,500,000	g	Pakistan Government International Bond	6.875	12/05/27	2,362,635
	2,000,000		Panama Government International Bond	4.500	05/15/47	2,030,000
	2,400,000	g	Paraguay Government International Bond	5.600	03/13/48	2,442,000
	2,000,000	g	Perusahaan Penerbit SBSN Indonesia III	3.400	03/29/22	1,972,600
	2,800,000	g	Perusahaan Penerbit SBSN Indonesia III	4.400	03/01/28	2,821,000
	925,000	g	Petroamazonas EP	4.625	11/06/20	888,067
	1,650,000	g	Provincia de Buenos Aires	7.875	06/15/27	1,711,875
	1,500,000	g	Provincia de Mendoza Argentina	8.375	05/19/24	1,597,500
	1,300,000	g	Republic of Ghana	7.875	08/07/23	1,420,020
	79,478		Republic of Serbia (Step Bond)	6.750	11/01/24	79,771
	278,175	g	Republic of Serbia (Step Bond)	6.750	11/01/24	279,197
	2,475,000		Republic of South Africa Government International Bond	4.850	09/27/27	2,442,157
	3,000,000	g	Russian Foreign Bond - Eurobond	4.375	03/21/29	2,962,905
	3,875,000	g	Saudi Government International Bond	2.875	03/04/23	3,730,160
	2,500,000	g	Saudi Government International Bond	3.250	10/26/26	2,341,025
	1,200,000	g	Senegal Government International Bond	6.250	05/23/33	1,183,235
	2,000,000	g	Senegal Government International Bond	6.750	03/13/48	1,960,150
ZAR	22,000,000		South Africa Government International Bond	10.500	12/21/26	2,148,053
	$2,350,000		South Africa Government International Bond	4.300	10/12/28	2,198,472
LKR	415,000,000		Sri Lanka Government International Bond	11.500	05/15/23	2,791,660
	$1,550,000	g	Sri Lanka Government International Bond	6.850	11/03/25	1,606,589
	1,575,000		Turkey Government International Bond	6.000	03/25/27	1,595,154
	2,000,000		Turkey Government International Bond	6.875	03/17/36	2,076,888
	5,050,000	g	Ukraine Government International Bond	7.375	09/25/32	4,869,755
UYU	41,525,000	g	Uruguay Government International Bond	9.875	06/20/22	1,487,544
	$2,000,000		Uruguay Government International Bond	5.100	06/18/50	2,050,000
	3,000,000	g	Zambia Government International Bond	8.500	04/14/24	3,134,511
			TOTAL FOREIGN GOVERNMENT BONDS			167,102,248
194

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
MORTGAGE BACKED - 21.0%
$7,769,817		Federal Home Loan Mortgage Corp (FHLMC)		3.500%	08/15/43	$7,911,257
5,507,954		FHLMC		3.000	03/15/44	5,427,469
6,855,382		FHLMC		3.500	09/15/44	6,919,043
15,897,555		FHLMC		3.500	11/15/44	16,040,339
9,591,739		FHLMC		3.500	01/15/45	9,688,361
2,740,391	i	FHLMC	LIBOR 1 M + 0.350%	2.127	11/15/47	2,741,805
15,282,352	i	FHLMC	LIBOR 1 M + 0.350%	2.127	12/15/47	15,300,047
6,241,523	i	FHLMC	LIBOR 1 M + 0.300%	2.077	02/15/48	6,218,457
3,954		Federal Home Loan Mortgage Corp Gold (FGLMC)		7.000	10/01/20	4,042
2,618,982		FGLMC		3.500	03/01/27	2,671,626
16,951		FGLMC		6.500	01/01/29	19,087
1,376		FGLMC		8.000	01/01/31	1,482
200,493		FGLMC		5.500	12/01/33	220,825
304,231		FGLMC		7.000	12/01/33	343,606
57,440		FGLMC		4.500	10/01/34	60,407
110,272		FGLMC		5.500	03/01/35	121,841
92,942		FGLMC		7.000	05/01/35	104,759
129,566		FGLMC		5.000	04/01/38	140,123
177,098	w	FGLMC		4.500	11/01/40	188,028
192,320	w	FGLMC		4.500	12/01/40	204,215
1,437,479		FGLMC		4.500	10/01/44	1,533,696
192,010		FGLMC		4.500	11/01/44	203,983
287,957		FGLMC		4.500	11/01/44	307,211
97,843		FGLMC		4.500	12/01/44	102,924
159,754		FGLMC		4.500	12/01/44	170,443
1,425,889		FGLMC		3.500	04/01/45	1,434,369
10,453,794		FGLMC		3.500	10/01/45	10,512,730
8,430,859		FGLMC		4.000	12/01/45	8,717,718
1,601,910		FGLMC		4.000	05/01/46	1,651,081
35,815,409		FGLMC		3.500	08/01/46	36,095,033
18,828,167		FGLMC		3.000	01/01/47	18,355,271
41,377,025		FGLMC		3.000	02/01/47	40,355,560
3,281,681		FGLMC		4.000	09/01/47	3,414,269
563		Federal National Mortgage Association (FNMA)		8.000	03/01/23	564
3,066		FNMA		9.000	11/01/25	3,346
2,322		FNMA		7.500	01/01/29	2,533
4,202,558		FNMA		3.500	02/01/32	4,287,507
3,705,888		FNMA		3.500	05/01/32	3,789,584
6,369,699		FNMA		3.500	07/01/32	6,498,533
85,410		FNMA		7.000	07/01/32	94,204
23,954,474		FNMA		3.000	11/01/32	23,933,200
1,013,516		FNMA		5.000	06/01/33	1,093,050
94,291		FNMA		4.500	10/01/33	99,207
2,268,920		FNMA		5.000	10/01/33	2,449,198
103,778		FNMA		5.000	11/01/33	111,104
134,474		FNMA		5.000	11/01/33	143,986
96,303		FNMA		5.500	02/01/35	105,763
4,277,746		FNMA		5.000	05/01/35	4,617,575
195

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$2,380,492		FNMA		5.000%	10/01/35	$2,569,481
1,813,959		FNMA		5.000	02/01/36	1,957,917
2,812,418		FNMA		5.500	08/01/37	3,095,537
19,587		FNMA		6.000	09/01/37	22,364
15,009		FNMA		6.000	09/01/37	17,094
32,917		FNMA		6.500	09/01/37	36,731
1,373,891		FNMA		5.500	11/01/38	1,516,178
717,488		FNMA		5.500	12/01/38	794,553
2,023,857		FNMA		4.500	05/01/39	2,141,730
189,092		FNMA		5.500	08/01/39	208,962
351,194		FNMA		5.500	04/01/40	386,263
399,263		FNMA		5.000	08/01/40	431,536
807,229		FNMA		5.000	09/01/40	872,424
99,872		FNMA		6.000	10/01/40	112,107
1,934,881		FNMA		4.500	01/01/41	2,048,219
5,229,583		FNMA		4.500	01/01/41	5,552,241
1,045,120		FNMA		5.000	05/01/41	1,127,678
756,240	h	FNMA		4.500	09/01/41	800,468
3,605,665		FNMA		5.500	12/01/41	4,046,207
1,326,411		FNMA		4.500	01/01/42	1,408,321
383,335		FNMA		4.500	03/01/42	407,086
1,248,075		FNMA		4.500	04/01/42	1,319,607
961,306		FNMA		4.500	06/01/42	1,014,588
2,140,832		FNMA		4.500	08/01/42	2,265,324
1,952,612		FNMA		4.500	01/01/43	2,064,043
2,083,734		FNMA		4.500	10/01/43	2,205,646
1,959,687		FNMA		4.500	02/01/44	2,065,248
1,619,121		FNMA		4.500	06/01/44	1,706,479
4,650,565		FNMA		4.500	10/01/44	4,947,287
6,601,297		FNMA		3.000	02/25/45	6,582,390
5,966,375		FNMA		3.000	02/25/45	5,930,180
399,724		FNMA		3.500	03/01/45	402,628
264,256		FNMA		3.500	03/01/45	265,689
648,470		FNMA		4.500	03/01/45	689,540
3,803,466		FNMA		3.000	03/25/45	3,771,263
4,889,035		FNMA		3.500	04/25/45	4,953,391
14,911,362		FNMA		3.500	04/25/45	14,942,354
3,406,074		FNMA		3.500	05/01/45	3,429,583
14,052,844		FNMA		3.000	12/25/45	13,855,807
1,717,336		FNMA		3.500	01/01/46	1,726,036
9,415,615		FNMA		4.000	01/01/46	9,731,904
892,788		FNMA		3.500	06/01/46	897,341
2,924,578		FNMA		3.500	08/01/46	2,938,279
3,106,395		FNMA		3.500	10/01/46	3,122,455
11,389,062		FNMA		3.500	12/01/46	11,420,096
77,369,729		FNMA		3.500	01/01/47	77,568,574
86,583,745		FNMA		4.500	10/01/47	90,818,255
7,239,717		FNMA		4.500	11/01/47	7,594,318
4,085,395		FNMA		4.000	12/01/47	4,208,376
8,605,500	i	FNMA	LIBOR 1 M + 0.300%	2.172	01/25/48	8,569,266
196

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$8,391,822	i	FNMA	LIBOR 1 M + 0.300%	2.172%	02/25/48	$8,373,323
26,193,143		FNMA		3.000	02/25/48	25,797,163
115,589,117	h	FNMA		4.000	04/01/48	118,725,881
6,705		Government National Mortgage Association (GNMA)		7.500	11/15/23	7,086
1,898		GNMA		7.500	08/15/28	1,903
10,390		GNMA		6.500	12/15/28	11,621
38,160		GNMA		6.500	03/15/29	42,680
12,097		GNMA		8.500	10/20/30	14,083
3,361		GNMA		7.000	06/20/31	3,905
103,296		GNMA		5.000	02/15/33	108,866
345,002		GNMA		5.000	09/15/33	370,576
4,504,223		GNMA		3.700	10/15/33	4,584,887
23,456		GNMA		6.000	10/20/36	26,271
27,230		GNMA		6.000	01/20/37	30,787
43,311		GNMA		6.000	02/20/37	48,811
36,119		GNMA		5.000	04/15/38	38,797
19,057		GNMA		6.000	08/20/38	21,436
12,573		GNMA		4.500	02/20/39	13,423
17,738		GNMA		4.500	08/20/41	18,944
63,377		GNMA		4.500	09/20/41	67,646
13,838		GNMA		4.500	01/20/44	14,778
14,635		GNMA		4.500	02/20/44	15,530
26,724		GNMA		4.500	05/20/44	28,536
182,254		GNMA		4.500	05/20/44	194,530
207,766		GNMA		4.500	08/20/44	221,912
209,789		GNMA		4.500	09/20/44	223,813
74,536		GNMA		4.500	10/20/44	79,322
45,646		GNMA		4.500	11/20/44	47,649
130,690		GNMA		4.500	12/20/44	139,388
198,589		GNMA		4.500	02/20/45	212,041
231,713		GNMA		4.500	08/20/45	247,487
247,251		GNMA		4.500	08/20/45	263,765
231,179		GNMA		4.500	12/20/45	246,829
20,127,452		GNMA		3.000	12/20/47	19,801,587
36,201,254		GNMA		3.500	12/20/47	36,567,441
50,122,771		GNMA		3.000	01/20/48	49,311,947
30,400,896		GNMA		3.500	01/20/48	30,707,818
14,750,000		GNMA		4.000	03/20/48	15,186,358
		TOTAL MORTGAGE BACKED				876,788,325

MUNICIPAL BONDS - 5.5%
1,000,000		Anaheim City School District		3.825	08/01/23	1,035,790
2,129,400		California Earthquake Authority		2.805	07/01/19	2,125,759
5,000,000		California Housing Finance Agency		2.966	08/01/22	4,996,650
1,620,000		City & County of San Francisco CA Community Facilities District No 2014		3.000	09/01/25	1,563,106
1,200,000		City & County of San Francisco CA Community Facilities District No 2014		3.250	09/01/27	1,167,672
1,040,000		City of Fort Worth TX		3.955	03/01/32	1,051,773
197

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,390,000		City of Fort Worth TX	4.088%	03/01/37	$1,406,986
2,500,000		City of Inglewood CA	4.300	09/01/40	2,540,000
500,000		City of San Angelo TX Water & Sewer Revenue	4.261	02/15/37	517,105
3,750,000		City of San Francisco CA Public Utilities Commission Water Revenue	3.950	11/01/36	3,775,275
9,800,000		Commonwealth Financing Authority	4.014	06/01/33	10,025,890
2,995,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	2,877,087
5,000,000		County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	4,779,100
1,555,000		County of Miami-Dade FL Aviation Revenue	3.354	10/01/29	1,489,566
5,595,000		County of Miami-Dade FL Aviation Revenue	3.454	10/01/30	5,497,031
5,235,000		County of Miami-Dade FL Aviation Revenue	3.504	10/01/31	5,154,172
3,000,000		Denver City & County School District No	4.242	12/15/37	3,165,540
2,000,000		Florida Municipal Power Agency	2.769	10/01/23	1,928,220
2,100,000		Florida Municipal Power Agency	2.919	10/01/24	2,031,540
3,000,000		Florida Municipal Power Agency	3.059	10/01/25	2,922,090
600,000		Grant County Public Utility District No 2	5.630	01/01/27	702,828
250,000		Harris County Flood Control District	1.818	10/01/18	249,717
895,000		Illinois Housing Development Authority	4.105	07/01/27	911,137
2,430,000		Indiana Finance Authority	3.166	07/01/30	2,322,278
2,270,000		Los Angeles County Public Works Financing Authority	2.910	12/01/20	2,273,700
1,250,000		Los Angeles County Public Works Financing Authority	3.450	12/01/22	1,270,525
2,000,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	2.000	09/01/22	1,926,940
3,840,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	3,644,966
1,250,000		Maryland Community Development Administration Housing Revenue	2.713	03/01/25	1,215,750
7,440,000		Maryland Community Development Administration Housing Revenue	3.797	03/01/39	7,384,795
5,000,000		Maryland Health & Higher Educational Facilities Authority	3.632	07/01/24	5,036,400
155,000		Massachusetts Housing Finance Agency	2.807	12/01/19	154,019
630,000		Massachusetts Housing Finance Agency	4.786	12/01/32	643,016
2,780,000		Michigan Finance Authority	3.610	11/01/32	2,667,966
6,710,000		Michigan Finance Authority	3.585	11/01/35	6,362,086
500,000		New Jersey Economic Development Authority	3.300	06/15/19	500,940
575,000		New Jersey Economic Development Authority	3.500	06/15/20	578,047
7,500,000		New Jersey Economic Development Authority	4.271	06/15/20	7,661,550
500,000		New Jersey Economic Development Authority	3.700	06/15/21	503,705
1,500,000		New Jersey Educational Facilities Authority	2.304	07/01/22	1,454,955
1,415,000		New Jersey Educational Facilities Authority	2.504	07/01/23	1,358,202
1,615,000		New Jersey Institute of Technology	4.177	07/01/37	1,622,607
2,655,000		New York City Transitional Finance Authority Future Tax Secured Revenue	5.000	02/01/23	2,892,835
1,000,000		New York City Transitional Finance Authority Future Tax Secured Revenue	3.780	02/01/26	1,022,850
5,000,000	g,h	Oregon State Business Development Commission	6.500	04/01/31	5,216,150
2,500,000		Palm Beach County Solid Waste Authority	2.636	10/01/24	2,420,150
5,500,000		Palm Desert Redevelopment Agency	2.750	10/01/22	5,427,840
6,155,000		Palm Desert Redevelopment Agency	3.000	10/01/23	6,092,650
198

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,690,000		Port of Corpus Christi Authority of Nueces County	2.888%	12/01/21	$1,680,975
2,000,000		Port of Seattle WA	3.471	05/01/31	1,957,800
3,975,000	h	Public Finance Authority	4.269	07/01/40	3,976,908
1,390,000		Regents of the University of California Medical Center Pooled Revenue	2.659	05/15/28	1,284,777
1,800,000		Regents of the University of California Medical Center Pooled Revenue	2.759	05/15/29	1,641,204
3,535,000		Regents of the University of California Medical Center Pooled Revenue	2.859	05/15/30	3,209,250
5,000,000		Rhode Island Convention Center Authority	3.195	05/15/26	4,871,850
3,750,000		Rhode Island Convention Center Authority	3.265	05/15/27	3,636,975
5,000,000		San Jose Redevelopment Agency	3.250	08/01/29	4,839,200
18,860,000		State of California	2.250	10/01/23	18,267,230
5,000,000		State of California	4.988	04/01/39	5,500,550
2,100,000		State of Colorado	4.047	09/01/38	2,116,779
2,000,000		State of Illinois	2.770	04/01/18	2,000,000
1,000,000		State of Illinois	4.125	01/01/19	1,005,530
10,000,000		State of Illinois	5.000	02/01/19	10,187,500
500,000		University of California	2.676	05/15/21	495,430
4,500,000		University of California	2.817	05/15/24	4,450,950
7,000,000		University of California	3.063	07/01/25	6,957,510
3,000,000		University of California	3.169	05/15/29	2,896,830
4,420,000		University of California	3.552	05/15/39	4,386,364
6,385,000	†	Virgin Islands Public Finance Authority	5.000	10/01/21	4,469,500
5,000,000	g	Virgin Islands Water & Power Authority-Electric System	5.500	11/15/18	4,979,050
2,740,000		Virginia Housing Development Authority	3.668	10/01/27	2,802,198
		TOTAL MUNICIPAL BONDS			231,183,316

U.S. TREASURY SECURITIES - 17.5%
20,000,000		United States Treasury Bond	4.500	05/15/38	24,991,388
15,000,000		United States Treasury Bond	4.250	05/15/39	18,222,263
30,000,000		United States Treasury Bond	4.375	11/15/39	37,084,651
20,000,000		United States Treasury Bond	4.375	05/15/40	24,750,324
5,000,000		United States Treasury Bond	4.750	02/15/41	6,517,353
12,000,000		United States Treasury Bond	2.500	02/15/46	10,897,363
15,000,000		United States Treasury Bond	2.500	05/15/46	13,610,496
10,675,000		United States Treasury Bond	3.000	05/15/47	10,704,003
24,400,000		United States Treasury Bond	2.750	08/15/47	23,268,822
24,720,000		United States Treasury Bond	2.750	11/15/47	23,579,634
86,000		United States Treasury Note	1.375	09/30/19	84,891
28,065,000		United States Treasury Note	2.375	03/15/21	28,047,965
32,000,000		United States Treasury Note	1.125	07/31/21	30,645,034
20,000,000		United States Treasury Note	2.125	08/15/21	19,778,807
20,000,000		United States Treasury Note	2.000	08/31/21	19,695,180
35,000,000		United States Treasury Note	2.125	09/30/21	34,592,162
45,000,000		United States Treasury Note	2.000	12/31/21	44,193,773
42,500,000		United States Treasury Note	1.875	01/31/22	41,527,543
15,000,000		United States Treasury Note	1.875	02/28/22	14,646,167
1,600,000		United States Treasury Note	2.000	11/30/22	1,561,243
20,000,000		United States Treasury Note	1.750	01/31/23	19,260,488
5,305,000		United States Treasury Note	2.375	01/31/23	5,259,676
199

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$20,000,000		United States Treasury Note		1.500%	02/28/23	$19,012,676
3,525,000		United States Treasury Note		2.625	02/28/23	3,534,495
10,000,000		United States Treasury Note		1.250	07/31/23	9,330,112
35,100,000		United States Treasury Note		1.375	08/31/23	32,926,573
34,400,000		United States Treasury Note		2.250	12/31/23	33,696,619
22,500,000		United States Treasury Note		2.250	01/31/24	22,025,648
21,000,000		United States Treasury Note		2.750	02/15/24	21,124,670
15,000,000		United States Treasury Note		2.125	02/29/24	14,572,908
20,000,000		United States Treasury Note		2.125	03/31/24	19,415,505
20,000,000		United States Treasury Note		2.000	04/30/24	19,259,934
35,000,000		United States Treasury Note		2.500	05/15/24	34,690,219
7,155,000		United States Treasury Note		2.000	05/31/24	6,885,159
7,500,000		United States Treasury Note		2.000	06/30/24	7,213,577
500,000		United States Treasury Note		2.125	07/31/24	484,162
5,060,000		United States Treasury Note		2.750	02/28/25	5,078,280
10,000,000		United States Treasury Note		2.125	05/15/25	9,624,379
5,000,000		United States Treasury Note		2.250	11/15/25	4,836,615
13,324,000		United States Treasury Note		2.750	02/15/28	13,320,739
		TOTAL U.S. TREASURY SECURITIES				729,951,496

		TOTAL GOVERNMENT BONDS				2,005,025,385
		(Cost $2,032,442,178)

STRUCTURED ASSETS - 13.6%

ASSET BACKED - 7.4%
70,450	i	ACE Securities Corp Home Equity Loan Trust	LIBOR 1 M + 0.735%	2.607	08/25/35	70,518
		Series - 2005 HE5 (Class M2)
8,960,000		AmeriCredit Automobile Receivables Trust		2.570	07/08/20	8,964,492
		Series - 2014 2 (Class D)
10,000,000		AmeriCredit Automobile Receivables Trust		2.710	09/08/22	9,857,104
		Series - 2016 3 (Class D)
4,750,000	g	Anchorage Capital CLO 7 Ltd		3.300	10/15/27	4,601,362
		Series - 2015 7A (Class B2R)
2,175,075	g	Apollo Aviation Securitization Equity Trust		6.413	01/16/38	2,144,856
		Series - 2018 1A (Class C)
1,750,000	g,i	Ares XXVIII CLO Ltd	LIBOR 3 M + 2.100%	3.831	10/17/24	1,749,616
		Series - 2013 3A (Class C1R)
4,000,000	g,i	Ares XXXIV CLO Ltd	LIBOR 3 M + 1.500%	2.811	07/29/26	3,998,614
		Series - 2015 2A (Class BR)
1,030,935	i	Asset Backed Securities Corp Home Equity Loan Trust	LIBOR 1 M + 0.750%	1.183	03/25/35	1,034,989
		Series - 2005 HE1 (Class M1)
5,000,000	g,i	Atrium XI	LIBOR 3 M + 1.500%	2.632	10/23/25	4,990,453
		Series - 2017 11A (Class BR)
3,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.780	06/20/22	3,017,892
		Series - 2016 1A (Class B)
5,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.360	11/20/22	4,955,738
		Series - 2016 2A (Class B)
200

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$3,500,000	g	Avis Budget Rental Car Funding AESOP LLC		4.830%	11/20/22	$3,567,560
		Series - 2016 2A (Class C)
8,500,000	g	Avis Budget Rental Car Funding AESOP LLC		2.970	03/20/24	8,340,404
		Series - 2017 2A (Class A)
1,002,895	i	Bear Stearns Asset Backed Securities Trust	LIBOR 1 M + 0.490%	2.362	07/25/35	999,945
		Series - 2005 SD3 (Class 1A)
1,054,033	i	Bear Stearns Asset Backed Securities Trust	LIBOR 1 M + 0.400%	2.272	02/25/36	1,054,647
		Series - 2006 EC2 (Class M1)
2,000,000	g	Bowman Park CLO Ltd		3.545	11/23/25	1,999,721
		Series - 2014 1A (Class B2R)
5,000,000	g,i	Canyon Capital	LIBOR 3 M + 1.600%	2.253	12/15/20	4,992,804
		Series - 2006 1A (Class D)
1,100,000		Capital Auto Receivables Asset Trust		3.160	11/20/20	1,102,510
		Series - 2015 2 (Class D)
2,250,000		Capital Auto Receivables Asset Trust		2.420	06/21/21	2,235,121
		Series - 2016 2 (Class C)
3,000,000		Capital Auto Receivables Asset Trust		3.160	11/20/23	2,996,678
		Series - 2016 2 (Class D)
5,000,000	g	Capital Automotive REIT		3.660	10/15/44	4,943,943
		Series - 2014 1A (Class A)
4,954,167	g	Capital Automotive REIT		3.870	04/15/47	4,935,861
		Series - 2017 1A (Class A1)
6,451,318	†,g,i	CBRE Realty Finance	LIBOR 3 M + 0.300%	2.004	04/07/52	269,021
		Series - 2007 1A (Class A2)
619,048	g	CCR, Inc		4.750	07/10/22	618,991
		Series - 2012 CA (Class C)
1,500,000	g	Cent CLO 21 Ltd		3.500	07/27/26	1,499,934
		Series - 2014 21A (Class A2BR)
39,813		Centex Home Equity		5.540	01/25/32	40,360
		Series - 2002 A (Class AF6)
79,429		Countrywide Asset-Backed Certificates (Step Bond)		5.216	10/25/27	79,857
		Series - 2002 S4 (Class A5)
7,275,000	g	DB Master Finance LLC		3.980	02/20/45	7,337,856
		Series - 2015 1A (Class A2II)
4,987,500	g	DB Master Finance LLC		3.629	11/20/47	4,965,106
		Series - 2017 1A (Class A2I)
1,965,000	g	Domino’s Pizza Master Issuer LLC		3.484	10/25/45	1,961,581
		Series - 2015 1A (Class A2I)
2,985,000	g,i	Domino’s Pizza Master Issuer LLC	LIBOR 3 M + 1.250%	2.551	07/25/47	3,009,716
		Series - 2017 1A (Class A2I)
4,975,000	g	Domino’s Pizza Master Issuer LLC		4.118	07/25/47	5,028,431
		Series - 2017 1A (Class A23)
3,225,625	g	FOCUS Brands Funding LLC		3.857	04/30/47	3,241,366
		Series - 2017 1A (Class A2I)
4,100,000	g,i	Galaxy XIX CLO Ltd	LIBOR 3 M + 1.220%	2.585	07/24/30	4,115,563
		Series - 2015 19A (Class A1R)
201

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$3,394,765	i	GSAMP Trust	LIBOR 1 M + 0.735%	2.607%	07/25/45	$3,408,678
		Series - 2005 HE4 (Class M2)
922,902	g	HERO Funding Trust		3.280	09/20/48	921,577
		Series - 2017 2A (Class A1)
1,845,804	g	HERO Funding Trust		4.070	09/20/48	1,888,687
		Series - 2017 2A (Class A2)
2,988,133	†,g	HERO Residual Funding		4.500	09/21/42	2,973,193
		Series - 2016 1R (Class A1)
3,350,000	g	Hertz Vehicle Financing LLC		1.830	08/25/19	3,343,114
		Series - 2013 1A (Class A2)
4,000,000	g	Hertz Vehicle Financing LLC		2.320	03/25/20	3,978,666
		Series - 2016 1A (Class A)
6,000,000	g	Hertz Vehicle Financing LLC		3.110	07/25/20	5,983,027
		Series - 2016 3A (Class B)
2,000,000	g	Hertz Vehicle Financing LLC		4.430	07/25/20	2,006,785
		Series - 2016 3A (Class C)
2,312,543	g	Hilton Grand Vacations Trust		2.660	12/26/28	2,281,281
		Series - 2017 AA (Class A)
3,854,238	g,i	Hilton Grand Vacations Trust		2.960	12/26/28	3,785,451
		Series - 2017 AA (Class B)
1,693,061	i	Home Equity Mortgage Loan Asset-Backed Trust	LIBOR 1 M + 0.370%	2.242	10/25/35	1,692,745
		Series - 2005 C (Class AII3)
1,223,311	i	Lehman XS Trust	LIBOR 1 M + 0.560%	2.432	08/25/35	1,207,583
		Series - 2005 2 (Class 1A1)
300,941	i	Lehman XS Trust	LIBOR 1 M + 0.250%	2.122	02/25/36	300,540
		Series - 2006 1 (Class 1A1)
3,000,000	g	Madison Park Funding XIII Ltd		3.300	01/19/25	2,999,389
		Series - 2014 13A (Class B2R)
600,753	i	MASTR Asset Backed Securities Trust	LIBOR 1 M + 0.675%	2.547	10/25/35	601,292
		Series - 2005 HE2 (Class M1)
913,786		MASTR Asset Backed Securities Trust (Step Bond)		5.648	11/25/35	892,692
		Series - 2005 AB1 (Class A4)
500,000	g	Mosaic Solar Loans LLC		0.010	09/20/42	451,247
		Series - 2017 2A (Class D)
3,243,223	g	Mosaic Solar Loans LLC		3.820	09/20/42	3,216,242
		Series - 2017 2A (Class A)
1,673,795	g	MVW Owner Trust		2.520	12/20/32	1,651,425
		Series - 2015 1A (Class A)
2,359,123	g	MVW Owner Trust		2.640	12/20/33	2,274,095
		Series - 2016 1A (Class B)
3,217,071	g	MVW Owner Trust		2.420	12/20/34	3,143,709
		Series - 2017 1A (Class A)
4,427,951	i	NovaStar Mortgage Funding Trust	LIBOR 1 M + 1.125%	1.650	09/25/33	4,432,815
		Series - 2003 2 (Class M1)
855,490		Oakwood Mortgage Investors, Inc		5.410	11/15/32	883,346
		Series - 2002 C (Class A1)
73,549	g	OneMain Direct Auto Receivables Trust		2.040	01/15/21	73,505
		Series - 2016 1A (Class A)
431,666	g,i	Orange Lake Timeshare Trust		3.030	07/09/29	424,530
		Series - 2014 AA (Class B)
202

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,951,583	g	Orange Lake Timeshare Trust		3.100%	11/08/30	$1,943,683
		Series - 2018 A (Class A)
73,047		Renaissance Home Equity Loan Trust (Step Bond)		5.392	07/25/34	72,865
		Series - 2004 2 (Class AF4)
2,850,000		Residential Funding Mortgage Securities II, Inc (Step Bond)		6.630	09/25/35	2,904,192
		Series - 2005 HI3 (Class M5)
60,430		Residential Funding Mortgage Securities II, Inc (Step Bond)		6.510	02/25/36	60,652
		Series - 2006 HI1 (Class M1)
2,047,932		Residential Funding Mortgage Securities II, Inc (Step Bond)		6.560	02/25/36	2,126,361
		Series - 2006 HI1 (Class M2)
4,000,000		Santander Drive Auto Receivables Trust		2.660	11/15/21	3,990,886
		Series - 2016 2 (Class C)
800,000		Santander Drive Auto Receivables Trust		2.740	12/15/21	800,729
		Series - 2015 5 (Class C)
5,000,000		Santander Drive Auto Receivables Trust		3.090	04/15/22	5,013,629
		Series - 2016 1 (Class C)
3,800,000		Santander Drive Auto Receivables Trust		3.390	04/15/22	3,824,113
		Series - 2016 2 (Class D)
199,284		Saxon Asset Securities Trust (Step Bond)		6.120	11/25/30	207,653
		Series - 2002 2 (Class AF6)
572,359	i	Securitized Asset Backed Receivables LLC	LIBOR 1 M + 0.320%	2.192	10/25/35	572,257
		Series - 2005 OP2 (Class A2C)
5,256,527	g	Sierra Receivables Funding Co LLC		3.200	03/20/34	5,175,241
		Series - 2017 1A (Class B)
542,147	g	Sierra Timeshare Receivables Funding LLC		2.430	06/20/32	537,125
		Series - 2015 2A (Class A)
2,158,010	g	Sierra Timeshare Receivables Funding LLC		2.580	09/20/32	2,150,958
		Series - 2015 3A (Class A)
3,020,115	g	Sierra Timeshare Receivables Funding LLC		3.080	09/20/32	3,000,785
		Series - 2015 3A (Class B)
1,864,133	g	Sierra Timeshare Receivables Funding LLC		2.330	07/20/33	1,842,417
		Series - 2016 2A (Class A)
3,728,266	g	Sierra Timeshare Receivables Funding LLC		2.780	07/20/33	3,690,425
		Series - 2016 2A (Class B)
1,650,000	g	SoFi Professional Loan Program LLC		2.630	07/25/40	1,619,545
		Series - 2017 C (Class A2B)
576,187	g	SolarCity LMC		4.800	11/20/38	581,313
		Series - 2013 1 (Class A)
736,082	g	SolarCity LMC		4.590	04/20/44	738,141
		Series - 2014 1 (Class A)
1,231,595	†,g	SolarCity LMC		4.020	07/20/44	1,158,904
		Series - 2014 2 (Class A)
13,025,377	g	SpringCastle America Funding LLC		3.050	04/25/29	13,008,190
		Series - 2016 AA (Class A)
8,300,000	g	SpringCastle America Funding LLC		4.100	10/25/33	8,063,006
		Series - 2016 AA (Class B)
1,404,556	i	Structured Asset Securities Corp Mortgage Loan Trust	LIBOR 1 M + 1.500%	3.164	04/25/35	1,373,751
		Series - 2005 7XS (Class 2A1A)
203

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$3,500,000		Synchrony Credit Card Master Note Trust		2.620%	10/15/25	$3,429,499
		Series - 2017 2 (Class A)
7,900,000	g	Taco Bell Funding LLC		3.832	05/25/46	7,944,003
		Series - 2016 1A (Class A2I)
4,937,500	g	Taco Bell Funding LLC		4.970	05/25/46	5,145,072
		Series - 2016 1A (Class A23)
7,500,000	g	TES LLC		4.330	10/20/47	7,483,062
		Series - 2017 1A (Class A)
5,000,000	†,g	TES LLC		7.740	10/20/47	4,972,770
		Series - 2017 1A (Class B)
8,934,524	g	THUNDERBOLT AIRCRAFT LEASE Ltd (Step Bond)		4.212	05/17/32	9,084,511
		Series - 2017 A (Class A)
2,092,262	g	THUNDERBOLT AIRCRAFT LEASE Ltd		4.500	05/17/32	1,960,449
		Series - 2017 A (Class C)
2,180,794	g	VOLT LX (Step Bond)		3.250	06/25/47	2,171,520
		Series - 2017 NPL7 (Class A1)
3,500,000	g	VOLT LX (Step Bond)		5.375	06/25/47	3,500,574
		Series - 2017 NPL7 (Class A2)
2,000,000	g	VOLT LIX LLC (Step Bond)		5.375	05/25/47	1,999,384
		Series - 2017 NPL6 (Class A2)
2,428,097	g	VOLT LVII LLC (Step Bond)		3.375	04/25/47	2,423,016
		Series - 2017 NPL4 (Class A1)
6,199,802	g	VOLT LXII LLC (Step Bond)		3.125	09/25/47	6,165,782
		Series - 2017 NPL9 (Class A1)
263,375	g	Wachovia Amortization Controlled Heloc NIM		5.683	08/12/47	259,128
		Series - 2006 N1 (Class N1)
27,174	g,i	Wachovia Loan Trust	LIBOR 1 M + 0.360%	2.232	05/25/35	27,111
		Series - 2005 SD1 (Class A)
8,977,500	g	Wendys Funding LLC		3.573	03/15/48	8,868,334
		Series - 2018 1A (Class A2I)
7,980,000	g	Wendys Funding LLC		3.884	03/15/48	7,905,866
		Series - 2018 1A (Class A2II)
		TOTAL ASSET BACKED				307,335,126

OTHER MORTGAGE BACKED - 6.2%
1,800,274	i	Adjustable Rate Mortgage Trust	LIBOR 1 M + 1.050%	2.922	05/25/35	1,743,754
		Series - 2005 1 (Class 5M1)
2,387,737	i	American Home Mortgage Investment Trust	LIBOR 6 M + 1.500%	3.466	10/25/34	2,362,122
		Series - 2004 3 (Class 4A)
10,000,000		Banc of America Commercial Mortgage Trust		3.019	07/15/49	9,818,684
		Series - 2016 UB10 (Class ASB)
6,115,556	i	Banc of America Commercial Mortgage Trust		5.862	02/10/51	6,289,483
		Series - 2007 5 (Class AJ)
1,692,712	g,i	Banc of America Commercial Mortgage Trust		5.901	02/10/51	1,700,038
		Series - 2007 4 (Class D)
1,340,000	g,i	Banc of America Commercial Mortgage Trust		5.901	02/10/51	1,353,732
		Series - 2007 4 (Class E)
6,000,000	g,i	Banc of America Commercial Mortgage Trust		6.038	02/10/51	5,973,720
		Series - 2007 5 (Class B)
204

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$4,335,549	†,g,i,m	Bayview Opportunity Master Fund IVb Trust	LIBOR 1 M + 2.150%	4.027%	10/25/28	$4,348,686
		Series - 2017 CRT1 (Class M)
4,500,000		CD Mortgage Trust		2.622	08/10/49	4,348,908
		Series - 2016 CD1 (Class ASB)
316,235		Citicorp Mortgage Securities, Inc		5.500	07/25/35	308,273
		Series - 2005 4 (Class 1A7)
7,000,000	g	Citigroup Commercial Mortgage Trust		4.509	09/10/31	6,959,087
		Series - 2016 SMPL (Class E)
10,000,000		Citigroup Commercial Mortgage Trust		3.192	04/10/48	9,835,464
		Series - 2015 GC29 (Class A4)
10,000,000		Citigroup Commercial Mortgage Trust		3.003	05/10/49	9,866,055
		Series - 2016 C1 (Class AAB)
9,158,084	i	COBALT CMBS Commercial Mortgage Trust		5.812	05/15/46	9,335,522
		Series - 2007 C3 (Class AJ)
9,044,000		COMM Mortgage Trust		2.972	10/10/49	8,881,232
		Series - 2016 COR1 (Class ASB)
500,735		Countrywide Alternative Loan Trust		5.000	04/25/20	495,741
		Series - 2005 6CB (Class 2A1)
739,073	i	Countrywide Alternative Loan Trust	LIBOR 1 M + 0.230%	2.052	07/20/35	722,513
		Series - 2005 24 (Class 4A1)
766,589	i	Countrywide Home Loan Mortgage Pass Through Trust		3.511	11/20/34	781,145
		Series - 2004 HYB6 (Class A2)
92,156		Countrywide Home Loan Mortgage Pass Through Trust		5.250	09/25/35	88,909
		Series - 2005 17 (Class 1A10)
2,083,000	g,i	DBUBS Mortgage Trust		5.341	08/10/44	2,186,858
		Series - 2011 LC3A (Class B)
4,120,981	g,i	Flagstar Mortgage Trust		3.500	03/25/47	4,107,460
		Series - 2017 1 (Class 1A5)
4,023,551	i	GE Capital Commercial Mortgage Corp		5.734	11/10/45	4,104,022
		Series - 2005 C4 (Class AJ)
14,346,000		GS Mortgage Securities Corp II		3.978	03/10/51	14,834,194
		Series - 2018 GS9 (Class AAB)
771,306		GSR Mortgage Loan Trust		6.000	01/25/35	774,471
		Series - 2005 1F (Class 3A3)
194,339	i	Impac CMB Trust	LIBOR 1 M + 0.660%	2.532	03/25/35	186,243
		Series - 2004 11 (Class 2A1)
1,700,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		4.053	01/15/46	1,601,691
		Series - 2013 C13 (Class D)
310,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.541	07/15/46	324,620
		Series - 2011 C4 (Class C)
10,000,000		JP Morgan Chase Commercial Mortgage Securities Trust		2.713	08/15/49	9,684,211
		Series - 2016 JP2 (Class ASB)
1,213,045	i	JP Morgan Mortgage Trust		3.591	11/25/33	1,236,174
		Series - 2006 A2 (Class 5A3)
6,584,625	g,i	JP Morgan Mortgage Trust		3.500	01/25/47	6,579,483
		Series - 2017 1 (Class A3)
205

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$8,979,979	g,i	JP Morgan Mortgage Trust		3.500%	05/25/47	$8,905,611
		Series - 2017 2 (Class A3)
1,497,000	g,i	JPMBB Commercial Mortgage Securities Trust		3.364	09/15/47	928,438
		Series - 2014 C23 (Class E)
1,000,000	i	JPMBB Commercial Mortgage Securities Trust		4.344	02/15/48	976,305
		Series - 2015 C27 (Class C)
5,450,000		JPMBB Commercial Mortgage Securities Trust		3.227	10/15/48	5,386,939
		Series - 2015 C28 (Class A4)
502,182	i	LB-UBS Commercial Mortgage Trust		5.563	02/15/40	502,483
		Series - 2007 C1 (Class D)
790,223		Lehman Mortgage Trust		5.500	11/25/35	767,785
		Series - 2005 1 (Class 2A4)
2,773,426	†,g,i	LVII Resecuritization Trust	LIBOR 1 M + 2.800%	4.374	07/25/47	2,781,228
		Series - 2015 A (Class A)
4,478,531	i	ML-CFC Commercial Mortgage Trust		5.485	03/12/51	4,520,719
		Series - 2007 6 (Class AM)
1,972,902	g	Morgan Stanley Bank of America Merrill Lynch Trust		4.750	12/15/46	2,021,048
		Series - 2014 C19 (Class LNC3)
5,000,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.249	02/15/48	4,936,078
		Series - 2015 C20 (Class A4)
925,000		Morgan Stanley Bank of America Merrill Lynch Trust		4.160	02/15/48	933,662
		Series - 2015 C20 (Class B)
3,149,500	i	Morgan Stanley Capital I Trust	LIBOR 1 M + 0.705%	2.577	02/25/35	3,095,804
		Series - 2005 WMC2 (Class M3)
1,391,566	i	Morgan Stanley Capital I Trust		5.389	11/12/41	1,391,941
		Series - 2006 HQ10 (Class AJ)
4,602,041	i	Morgan Stanley Capital I Trust		5.994	06/11/49	4,671,978
		Series - 2007 IQ15 (Class AJ)
10,000,000		Morgan Stanley Capital I Trust		2.606	08/15/49	9,647,604
		Series - 2016 UB11 (Class ASB)
3,578,705	i	Morgan Stanley Capital I Trust		6.168	12/12/49	3,219,075
		Series - 2007 IQ16 (Class AJFX)
10,000,000	g	MSSG Trust		3.690	09/13/39	9,926,988
		Series - 2017 237P (Class B)
1,843,757	i	Option One Mortgage Loan Trust	LIBOR 1 M + 0.795%	2.667	05/25/34	1,794,960
		Series - 2004 2 (Class M1)
4,450,934	g,i	Sequoia Mortgage Trust		3.500	02/25/47	4,465,914
		Series - 2017 1 (Class A4)
13,329,164	g,i	Sequoia Mortgage Trust		3.500	04/25/47	13,334,788
		Series - 2017 3 (Class A4)
13,279,863	g,i	Sequoia Mortgage Trust		3.500	08/25/47	13,309,331
		Series - 2017 5 (Class A4)
4,490,303	g,i	Shellpoint Co-Originator Trust		3.500	04/25/47	4,511,942
		Series - 2017 1 (Class A4)
206

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$798,699	i	Structured Adjustable Rate Mortgage Loan Trust	LIBOR 1 M + 0.340%	2.212%	08/25/35	$791,649
		Series - 2005 16XS (Class A1)
116,573	g,i	Terwin Mortgage Trust	LIBOR 1 M + 0.780%	2.652	03/25/35	116,229
		Series - 2005 3SL (Class M1)
247,140	i	Wachovia Bank Commercial Mortgage Trust		5.413	12/15/43	249,672
		Series - 2007 C30 (Class AJ)
936,886	i	Wachovia Bank Commercial Mortgage Trust		5.825	07/15/45	935,541
		Series - 2006 C27 (Class AJ)
4,877,921	i	Wachovia Bank Commercial Mortgage Trust		6.133	05/15/46	4,938,895
		Series - 2007 C34 (Class AJ)
100,000	i	Wachovia Bank Commercial Mortgage Trust		6.208	05/15/46	102,000
		Series - 2007 C34 (Class C)
3,000,000	i	Wachovia Bank Commercial Mortgage Trust		6.214	05/15/46	3,047,970
		Series - 2007 C34 (Class B)
7,749,580	i	Wachovia Bank Commercial Mortgage Trust		5.660	04/15/47	7,906,999
		Series - 2007 C31 (Class AJ)
1,464,369	i	Wachovia Bank Commercial Mortgage Trust		5.794	06/15/49	1,481,356
		Series - 2007 C32 (Class AJ)
20,449	i	Wachovia Bank Commercial Mortgage Trust		6.011	02/15/51	20,971
		Series - 2007 C33 (Class AM)
9,027,000		WFRBS Commercial Mortgage Trust		3.607	11/15/47	9,112,724
		Series - 2014 C24 (Class A5)
		TOTAL OTHER MORTGAGE BACKED				261,567,122

		TOTAL STRUCTURED ASSETS				568,902,248
		(Cost $575,326,888)

		TOTAL BONDS				3,897,190,530
		(Cost $3,950,586,883)

SHARES		COMPANY
COMMON STOCKS - 0.1%

ENERGY - 0.1%
39,533	*	Gulfmark Offshore, Inc				1,146,457
24,259	*,m	Gulfmark Offshore, Inc (New Common)				703,511
38,800		Peabody Energy Corp				1,416,200
		TOTAL ENERGY				3,266,168
		TOTAL COMMON STOCKS				3,266,168
		(Cost $1,863,397)

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
9,625	m	Gulfmark Offshore, Inc				231,000
3,352	†,m	Gulfmark Offshore, Inc				80,448
		TOTAL ENERGY				311,448
		TOTAL RIGHTS / WARRANTS				311,448
		(Cost $270,182)
207

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 3.3%

GOVERNMENT AGENCY DEBT - 1.1%
	$46,650,000		Federal Home Loan Bank (FHLB)	1.400%	04/02/18	$46,650,000
			TOTAL GOVERNMENT AGENCY DEBT			46,650,000

TREASURY DEBT - 2.2%
EGP	67,700,000	j	Egypt Treasury Bills	0.000	08/21/18	3,595,995
NGN	1,700,000,000	j	Nigeria Treasury Bill	0.000	07/05/18	4,554,017
	$31,500,000		United States Treasury Bill	1.612	04/05/18	31,495,732
	50,000,000		United States Treasury Bill	1.644	05/24/18	49,880,777
			TOTAL TREASURY DEBT			89,526,521

			TOTAL SHORT-TERM INVESTMENTS			136,176,521
(Cost $135,993,573)

			TOTAL INVESTMENTS - 99.9%			4,168,763,566
(Cost $4,221,311,146)
			OTHER ASSETS & LIABILITIES, NET - 0.1%			3,721,212
			NET ASSETS - 100.0%			$4,172,484,778

Abbreviation(s):
	BRL		Brazilian Real
	DOP		Dominican Republic Peso
	EGP		Egyptian Pound
	EUR		Euro
	JPY		Japanese Yen
	LIBOR		London Interbank Offered Rate
	LKR		Sri Lankan Rupee
	M		Month
	MXN		Mexican Peso
	NGN		Nigerian Naira
	REIT		Real Estate Investment Trust
	TRY		Turkish Lira
	UYU		Uruguayan Peso
	ZAR		South African Rand

	*		Non-income producing
	†		Security is categorized as Level 3 in the fair value hierarchy.
	g		Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2018, the aggregate value of these securities was $792,566,596 or 19.0% of net assets.
	h		All or a portion of these securities were purchased on a delayed delivery basis.
	i		Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
	j		Zero coupon
	m		Indicates a security that has been deemed illiquid.
	o		Payment in Kind Bond
	w		All or a portion of these securities have been segregated to cover collateral requirements on mortgage dollar rolls.
208

TIAA-CREF FUNDS - Bond Plus Fund

Bilateral cross currency swap contracts outstanding as of March 31, 2018 were as follows (see Note 3):

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date		Notional amount	Value	Upfront premiums received	Unrealized appreciation (depreciation)
USD		Fixed semi-annual 1.94%	JP Morgan Chase Bank, N.A.	4/15/19	USD	20,664,870	$(971,863)	$(116,122)	$(855,741)
JPY	Fixed semi-annual 0.10%				JPY	2,300,000,000

Abbreviation(s):
JPY	Japanese Yen
USD	United States Dollar
209

TIAA-CREF FUNDS - High-Yield Fund

TIAA-CREF FUNDS

HIGH-YIELD FUND

SCHEDULE OF INVESTMENTS

March 31, 2018

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 7.2%

AUTOMOBILES & COMPONENTS - 0.2%
$8,611,689	i	Gates Global LLC	LIBOR 3 M + 2.750%	5.050%	04/01/24	$8,652,939
		TOTAL AUTOMOBILES & COMPONENTS				8,652,939

CAPITAL GOODS - 0.3%
1,654,063	i	Proampac PG Borrower LLC	LIBOR 1 M + 3.500%	5.170	11/20/23	1,665,227
9,000,000	h,i	Titan Acquisition Ltd	LIBOR 1 M + 3.000%	3.000	03/14/25	8,981,280
		TOTAL CAPITAL GOODS				10,646,507

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
10,035,016	i	ProQuest LLC	LIBOR 1 M + 3.750%	5.630	10/24/21	10,163,565
16,347,214	i	Spin Holdco, Inc	LIBOR 3 M + 3.250%	5.083	11/14/22	16,435,815
745,208	i	WASH Multifamily Laundry Systems LLC	LIBOR 1 M + 7.000%	8.179	05/15/23	737,756
4,254,792	i	WASH Multifamily Laundry Systems LLC	LIBOR 1 M + 7.000%	8.880	05/15/23	4,212,244
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				31,549,380

CONSUMER DURABLES & APPAREL - 0.2%
11,075,383	i	Academy Ltd	LIBOR 1 and 3 M + 4.000%	5.930	07/01/22	8,804,929
		TOTAL CONSUMER DURABLES & APPAREL				8,804,929

CONSUMER SERVICES - 1.2%
12,248,923	i	Allied Universal Holdco LLC	LIBOR 3 M + 3.750%	6.050	07/28/22	12,031,190
459,535	i	Boyd Gaming Corp	LIBOR 1 W + 2.500%	4.240	09/15/23	461,625
13,275,000	i	CDS US Intermediate Holdings, Inc	LIBOR 3 M + 8.250%	10.550	07/10/23	13,109,063
9,850,000	i	KinderCare Education LLC	LIBOR 3 M + 3.750%	6.050	08/12/22	9,889,991
8,800,000	i	KUEHG Corp	LIBOR 3 M + 8.250%	10.550	08/22/25	8,910,000
3,715,688	i	Scientific Games International, Inc	LIBOR 1 and 2 M + 2.750%	4.740	08/14/24	3,727,503
		TOTAL CONSUMER SERVICES				48,129,372

ENERGY - 0.4%
10,845,000	i	California Resources Corp	LIBOR 1 M + 10.375%	12.229	12/31/21	12,237,932
4,875,000	i	Petrochoice Holdings, Inc	LIBOR 2 M + 5.000%	6.790	08/21/22	4,911,563
		TOTAL ENERGY				17,149,495

FOOD, BEVERAGE & TOBACCO - 0.2%
5,650,000	i	Utz Quality Foods LLC	LIBOR 1 M + 3.500%	5.350	11/21/24	5,702,997
		TOTAL FOOD, BEVERAGE & TOBACCO				5,702,997

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
9,244,148	i	Greatbatch Ltd	LIBOR 1 M + 3.250%	4.990	10/27/22	9,314,960
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				9,314,960
210

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
INSURANCE - 0.5%
$12,482,263	i	Acrisure LLC	LIBOR 3 M + 4.250%	5.990%	11/22/23	$12,622,688
5,475,000	i	Asurion LLC	LIBOR 1 M + 6.000%	7.880	08/04/25	5,615,981
		TOTAL INSURANCE				18,238,669

MATERIALS - 0.5%
7,174,047	i	Plaze, Inc	LIBOR 3 M + 3.500%	5.190	07/29/22	7,223,404
10,000,000	i	Solenis International LP	LIBOR 3 M + 6.750%	8.730	07/29/22	9,450,000
1,553,084	i	Tronox Blocked Borrower LLC	LIBOR 3 M + 3.000%	5.300	09/23/24	1,566,348
3,584,041	i	Tronox Finance LLC	LIBOR 3 M + 3.000%	5.300	09/23/24	3,614,648
		TOTAL MATERIALS				21,854,400

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
9,253,500	i	Alphabet Holding Co, Inc	LIBOR 1 M + 3.500%	5.380	09/26/24	8,587,248
1,218,875	i	PAREXEL International Corp	LIBOR 1 M + 2.750%	4.630	09/27/24	1,218,875
1,565,692	i	Vizient, Inc	LIBOR 1 M + 2.750%	4.627	02/13/23	1,578,421
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				11,384,544

REAL ESTATE - 0.5%
14,677,310	i	DTZ US Borrower LLC	LIBOR 3 M + 3.250%	5.183	11/04/21	14,595,704
1,502,128	i	DTZ US Borrower LLC	LIBOR 3 M + 8.250%	10.020	11/04/22	1,498,372
5,405,157	i	Road Infrastructure Investment LLC	LIBOR 1 M + 3.500%	5.380	06/13/23	5,414,183
		TOTAL REAL ESTATE				21,508,259

RETAILING - 1.1%
9,950,000	i	Bass Pro Group LLC	LIBOR 1 M + 5.000%	6.880	09/25/24	9,850,500
10,000,000		Men’s Wearhouse, Inc		4.785	06/18/21	9,991,700
4,658,513	i	Men’s Wearhouse, Inc	LIBOR 1 and 3 M + 3.500%	5.190	06/18/21	4,658,513
10,650,000		Sally Holdings LLC		4.500	07/05/24	10,503,563
9,975,000	i	Staples, Inc	LIBOR 3 M + 4.000%	5.790	09/12/24	9,872,756
		TOTAL RETAILING				44,877,032

SOFTWARE & SERVICES - 0.1%
1,479,010	h,i	SS&C Technologies Holdings Europe Sarl	LIBOR 1 M + 2.500%	4.220	02/28/25	1,485,636
4,145,990	h,i	SS&C Technologies Inc	LIBOR 1 M + 2.500%	4.220	02/28/25	4,164,564
		TOTAL SOFTWARE & SERVICES				5,650,200

UTILITIES - 0.7%
3,640,875	i	ExGen Renewables IV LLC	LIBOR 3 M + 3.000%	4.990	11/28/24	3,675,026
9,900,031	i	Talen Energy Supply LLC	LIBOR 1 M + 4.000%	5.880	07/14/23	9,709,059
13,380,625	i	Vistra Operations Co LLC	LIBOR 1 M + 2.250%	4.075	12/14/23	13,455,155
		TOTAL UTILITIES				26,839,240

		TOTAL BANK LOAN OBLIGATIONS				290,302,923
		(Cost $291,115,472)
211

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BONDS - 86.3%

CORPORATE BONDS - 86.3%

AUTOMOBILES & COMPONENTS - 1.0%
$2,350,000	g	Adient Global Holdings Ltd	4.875%	08/15/26	$2,220,750
3,600,000	g	Allison Transmission, Inc	5.000	10/01/24	3,568,500
600,000	g	Allison Transmission, Inc	4.750	10/01/27	565,500
5,700,000	g	Dana Financing Luxembourg Sarl	5.750	04/15/25	5,806,875
7,500,000	g	Dana Financing Luxembourg Sarl	6.500	06/01/26	7,800,000
5,326,000	g	Gates Global LLC	6.000	07/15/22	5,412,547
2,875,000		Goodyear Tire & Rubber Co	5.000	05/31/26	2,795,938
1,100,000	g,o	IHO Verwaltungs GmbH	4.125	09/15/21	1,078,000
1,100,000	g,o	IHO Verwaltungs GmbH	4.500	09/15/23	1,067,000
1,100,000	g,o	IHO Verwaltungs GmbH	4.750	09/15/26	1,060,125
7,550,000	g	Schaeffler Finance BV	4.750	05/15/23	7,587,750
3,000,000		Tenneco, Inc	5.000	07/15/26	2,910,900
		TOTAL AUTOMOBILES & COMPONENTS			41,873,885

BANKS - 1.1%
9,500,000		Citigroup, Inc	6.125	12/30/49	9,994,950
3,700,000		ING Groep NV	6.000	12/30/49	3,792,500
4,750,000	g	Lloyds Banking Group plc	6.657	12/30/49	5,299,219
7,500,000	g	Nordea Bank AB	5.500	12/30/49	7,575,000
6,250,000		Royal Bank of Scotland Group plc	6.125	12/15/22	6,630,581
2,250,000		Royal Bank of Scotland Group plc	6.100	06/10/23	2,387,855
5,500,000		Royal Bank of Scotland Group plc	6.000	12/19/23	5,856,866
4,275,000		Royal Bank of Scotland Group plc	8.625	12/30/49	4,643,719
		TOTAL BANKS			46,180,690

CAPITAL GOODS - 2.6%
3,000,000		Anixter, Inc	5.125	10/01/21	3,086,250
2,500,000		Anixter, Inc	5.500	03/01/23	2,587,500
13,200,000	g	Beacon Escrow Corp	4.875	11/01/25	12,573,000
13,475,000	g	Cleaver-Brooks, Inc	7.875	03/01/23	13,997,156
10,015,000	g	Cloud Crane LLC	10.125	08/01/24	11,091,613
15,500,000		H&E Equipment Services, Inc	5.625	09/01/25	15,635,625
3,100,000		Manitowoc Foodservice, Inc	9.500	02/15/24	3,456,500
7,350,000		Orbital ATK, Inc	5.500	10/01/23	7,680,750
4,150,000	g	SPX FLOW, Inc	5.625	08/15/24	4,222,625
4,150,000	g	SPX FLOW, Inc	5.875	08/15/26	4,264,125
13,130,000	g	Stena AB	7.000	02/01/24	12,358,613
5,000,000		TransDigm, Inc	6.000	07/15/22	5,100,000
5,000,000		TransDigm, Inc	6.500	07/15/24	5,125,000
2,375,000		TransDigm, Inc	6.500	05/15/25	2,398,750
		TOTAL CAPITAL GOODS			103,577,507

COMMERCIAL & PROFESSIONAL SERVICES - 4.0%
6,250,000		AECOM	5.875	10/15/24	6,539,062
11,500,000		AECOM	5.125	03/15/27	11,111,875
212

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,325,000	g	Ashtead Capital, Inc	4.125%	08/15/25	$3,192,000
1,532,000		Clean Harbors, Inc	5.250	08/01/20	1,535,830
7,925,000		Clean Harbors, Inc	5.125	06/01/21	8,024,062
9,699,000	g	Herc Rentals, Inc	7.500	06/01/22	10,353,682
9,528,000	g	Herc Rentals, Inc	7.750	06/01/24	10,314,060
8,675,000	g	Iron Mountain, Inc	4.875	09/15/27	8,046,062
5,000,000	g	KAR Auction Services, Inc	5.125	06/01/25	4,975,000
3,699,378	†,g,o	Neovia Logistics Intermediate Holdings LLC	10.000	04/01/20	1,590,733
2,000,000	g	Ritchie Bros Auctioneers, Inc	5.375	01/15/25	2,000,000
7,825,000		RR Donnelley & Sons Co	7.875	03/15/21	8,118,046
127,000		RR Donnelley & Sons Co	7.000	02/15/22	131,604
8,650,000		RR Donnelley & Sons Co	6.500	11/15/23	8,520,250
4,525,000	g	SPL Logistics Escrow LLC	8.875	08/01/20	3,546,469
21,600,000	g	Staples, Inc	8.500	09/15/25	19,980,000
16,425,000		United Rentals North America, Inc	5.500	07/15/25	16,815,094
6,675,000		United Rentals North America, Inc	4.625	10/15/25	6,491,438
1,175,000		United Rentals North America, Inc	5.875	09/15/26	1,222,000
1,500,000		United Rentals North America, Inc	5.500	05/15/27	1,511,250
7,600,000		United Rentals North America, Inc	4.875	01/15/28	7,334,000
11,000,000	g	XPO Logistics, Inc	6.500	06/15/22	11,343,750
8,325,000	g	XPO Logistics, Inc	6.125	09/01/23	8,595,563
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			161,291,830

CONSUMER DURABLES & APPAREL - 2.3%
2,125,000	g	Hanesbrands, Inc	4.625	05/15/24	2,079,844
3,000,000	g	Hanesbrands, Inc	4.875	05/15/26	2,910,000
4,675,000		KB Home	4.750	05/15/19	4,719,880
5,575,000		KB Home	7.000	12/15/21	5,972,219
1,900,000		KB Home	7.625	05/15/23	2,090,000
1,800,000	g	Lennar Corp	8.375	01/15/21	1,993,500
14,500,000		Lennar Corp	4.750	04/01/21	14,753,750
5,600,000		Lennar Corp	4.125	01/15/22	5,507,320
16,000,000		Lennar Corp	4.500	04/30/24	15,680,000
13,150,000	g	Lennar Corp	5.875	11/15/24	13,610,250
13,300,000	g	Mattel, Inc	6.750	12/31/25	13,003,410
1,500,000		PulteGroup, Inc	4.250	03/01/21	1,516,650
3,000,000		PulteGroup, Inc	5.500	03/01/26	3,091,500
5,000,000		PulteGroup, Inc	5.000	01/15/27	4,861,000
		TOTAL CONSUMER DURABLES & APPAREL			91,789,323

CONSUMER SERVICES - 6.4%
8,125,000	g	1011778 BC ULC / New Red Finance Inc	4.250	05/15/24	7,759,375
15,000,000	g	1011778 BC ULC / New Red Finance Inc	5.000	10/15/25	14,283,000
6,851,000		ADT Corp	6.250	10/15/21	7,142,167
7,575,000		ADT Corp	3.500	07/15/22	7,035,281
5,350,000	g	Aramark Services, Inc	5.000	04/01/25	5,391,730
4,000,000		Boyd Gaming Corp	6.375	04/01/26	4,187,880
2,800,000	g	CEDAR FAIR	5.375	04/15/27	2,772,000
6,000,000	g	Cott Holdings, Inc	5.500	04/01/25	5,925,000
1,750,000		GLP Capital LP	4.375	04/15/21	1,754,375
1,000,000		GLP Capital LP	5.375	04/15/26	1,015,000
3,000,000		Hilton Domestic Operating Co, Inc	4.250	09/01/24	2,910,000
213

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$8,500,000		Hilton Worldwide Finance LLC	4.625%	04/01/25	$8,489,375
8,035,000	g	International Game Technology	6.250	02/15/22	8,416,663
14,785,000	g	International Game Technology	6.500	02/15/25	15,838,431
3,600,000	g	KFC Holding Co	4.750	06/01/27	3,469,500
2,500,000	g	Live Nation Entertainment, Inc	4.875	11/01/24	2,437,500
2,000,000		MGM Resorts International	5.250	03/31/20	2,050,220
4,250,000		MGM Resorts International	6.750	10/01/20	4,515,625
11,250,000		MGM Resorts International	6.000	03/15/23	11,812,500
9,500,000	g	Penn National Gaming, Inc	5.625	01/15/27	9,120,000
13,700,000		Pinnacle Entertainment, Inc	5.625	05/01/24	14,316,500
41,210,000	g	Prime Security Services Borrower LLC	9.250	05/15/23	44,661,338
4,000,000		Scientific Games International, Inc	6.250	09/01/20	4,005,000
16,000,000		Scientific Games International, Inc	10.000	12/01/22	17,230,000
4,650,000	g	Scientific Games International, Inc	5.000	10/15/25	4,522,125
8,750,000	g	ServiceMaster Co LLC	5.125	11/15/24	8,465,625
22,500,000	g	Six Flags Entertainment Corp	4.875	07/31/24	21,909,375
4,665,000		Speedway Motorsports, Inc	5.125	02/01/23	4,644,941
13,000,000	g	Wynn Las Vegas LLC	5.500	03/01/25	13,065,000
		TOTAL CONSUMER SERVICES			259,145,526

DIVERSIFIED FINANCIALS - 4.6%
9,500,000		Aircastle Ltd	5.000	04/01/23	9,796,875
6,200,000		Aircastle Ltd	4.125	05/01/24	6,107,000
5,000,000		Ally Financial, Inc	4.125	02/13/22	4,975,000
1,000,000		CIT Group, Inc	4.125	03/09/21	1,005,000
4,750,000		CIT Group, Inc	5.000	08/01/23	4,861,387
2,000,000		CIT Group, Inc	5.250	03/07/25	2,047,640
900,000		CIT Group, Inc	6.125	03/09/28	933,750
5,600,000	g	Credit Suisse Group AG.	6.250	12/30/49	5,746,261
831,000		General Motors Acceptance Corp LLC	8.000	11/01/31	1,014,859
10,000,000		GMAC, Inc	8.000	11/01/31	12,200,000
6,750,000		Icahn Enterprises LP	6.000	08/01/20	6,885,000
11,425,000		Icahn Enterprises LP	5.875	02/01/22	11,453,562
21,200,000		Icahn Enterprises LP	6.250	02/01/22	21,571,000
6,500,000		Icahn Enterprises LP	6.750	02/01/24	6,613,750
3,550,000	g	Lincoln Finance Ltd	7.375	04/15/21	3,665,375
5,500,000	g	MSCI, Inc	4.750	08/01/26	5,445,000
13,100,000		Navient Corp	4.875	06/17/19	13,204,800
8,330,000		Navient Corp	6.625	07/26/21	8,663,200
9,500,000		Navient Corp	7.250	09/25/23	9,927,500
8,000,000		Navient Corp	6.125	03/25/24	7,970,000
1,025,000	g	Park Aerospace Holdings Ltd	5.250	08/15/22	1,004,193
12,500,000	g	Park Aerospace Holdings Ltd	4.500	03/15/23	11,843,750
3,975,000	g	Park Aerospace Holdings Ltd	5.500	02/15/24	3,855,750
27,850,000	g	Quicken Loans, Inc	5.250	01/15/28	26,039,750
		TOTAL DIVERSIFIED FINANCIALS			186,830,402

ENERGY - 14.7%
5,925,000		AmeriGas Partners LP	5.625	05/20/24	5,887,969
14,500,000		AmeriGas Partners LP	5.500	05/20/25	13,992,500
214

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$6,375,000		AmeriGas Partners LP	5.875%	08/20/26	$6,231,562
9,500,000		AmeriGas Partners LP	5.750	05/20/27	9,084,375
2,000,000		Ashland, Inc	6.875	05/15/43	2,160,000
2,183,000		California Resources Corp	5.500	09/15/21	1,680,910
5,180,000	g	California Resources Corp	8.000	12/15/22	4,066,300
4,151,000	†	California Resources Corp	6.000	11/15/24	2,532,110
8,565,000		Calumet Specialty Products Partners LP	6.500	04/15/21	8,308,050
4,585,000		Calumet Specialty Products Partners LP	7.625	01/15/22	4,539,150
8,600,000		Calumet Specialty Products Partners LP	7.750	04/15/23	8,492,500
1,400,000		Cheniere Corpus Christi Holdings LLC	7.000	06/30/24	1,548,750
12,185,000		Cheniere Corpus Christi Holdings LLC	5.875	03/31/25	12,748,556
10,878,000		Cloud Peak Energy Resources LLC	12.000	11/01/21	11,313,120
6,000,000		Continental Resources, Inc	5.000	09/15/22	6,082,500
11,425,000	g	Continental Resources, Inc	4.375	01/15/28	11,139,375
4,945,000		Crestwood Midstream Partners LP	6.250	04/01/23	4,982,087
11,050,000		Crestwood Midstream Partners LP	5.750	04/01/25	10,953,312
3,600,000	g	Denbury Resources, Inc	9.000	05/15/21	3,690,000
4,750,000		Denbury Resources, Inc	5.500	05/01/22	3,764,375
525,000	†	Denbury Resources, Inc	4.625	07/15/23	388,500
10,000,000		Diamond Offshore Drilling, Inc	7.875	08/15/25	10,025,000
5,000,000		Dynegy, Inc	7.375	11/01/22	5,268,750
5,000,000		Dynegy, Inc	7.625	11/01/24	5,393,750
6,925,000	g	Dynegy, Inc	8.000	01/15/25	7,530,937
6,650,000		Ensco plc	7.750	02/01/26	6,101,375
11,551,000	†,g	EP Energy LLC	9.375	05/01/24	8,215,649
21,535,000		Exterran Partners LP	6.000	04/01/21	21,561,919
11,293,000		Exterran Partners LP	6.000	10/01/22	11,208,302
17,900,000		Genesis Energy LP	6.500	10/01/25	17,542,000
22,500,000		Genesis Energy LP	6.250	05/15/26	21,431,250
26,175,000	g	Hess Infrastructure Partners LP	5.625	02/15/26	25,716,937
6,875,000		Murphy Oil Corp	6.875	08/15/24	7,167,187
19,800,000		Murphy Oil Corp	5.750	08/15/25	19,503,000
2,500,000		Murphy Oil USA, Inc	6.000	08/15/23	2,575,000
1,650,000		Murphy Oil USA, Inc	5.625	05/01/27	1,658,250
19,000,000	g	Nabors Industries, Inc	5.750	02/01/25	17,931,250
3,000,000		Newfield Exploration Co	5.750	01/30/22	3,135,000
2,850,000		Newfield Exploration Co	5.625	07/01/24	3,006,750
3,600,000		Newfield Exploration Co	5.375	01/01/26	3,717,000
1,500,000	g	NGPL PipeCo LLC	4.375	08/15/22	1,490,625
16,650,000		Oasis Petroleum, Inc	6.875	03/15/22	16,887,096
9,595,000		Oasis Petroleum, Inc	6.875	01/15/23	9,714,938
12,000,000	g	Parkland Fuel Corp	6.000	04/01/26	12,060,000
4,800,000	m	Peabody Energy Corp	6.000	11/15/18	0
5,500,000	m	Peabody Energy Corp	6.500	09/15/20	0
9,500,000	m	Peabody Energy Corp	6.250	11/15/21	0
4,750,000	m	Peabody Energy Corp	10.000	03/15/22	0
4,362,000		Precision Drilling Corp	5.250	11/15/24	4,089,375
2,850,000	g	Precision Drilling Corp	7.125	01/15/26	2,821,500
22,825,000		Range Resources Corp	5.750	06/01/21	23,281,500
1,900,000		Range Resources Corp	5.000	08/15/22	1,838,250
2,375,000		Range Resources Corp	4.875	05/15/25	2,202,813
9,000,000		SM Energy Co	6.500	11/15/21	9,067,500
5,850,000		SM Energy Co	6.125	11/15/22	5,850,000
215

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,795,000		SM Energy Co	6.500%	01/01/23	$5,766,025
10,900,000		Southwestern Energy Co	4.100	03/15/22	10,436,750
4,750,000		Southwestern Energy Co	6.700	01/23/25	4,607,500
19,000,000		Southwestern Energy Co	7.500	04/01/26	19,190,000
10,200,000		Suburban Propane Partners LP	5.750	03/01/25	9,792,000
8,175,000		Suburban Propane Partners LP	5.875	03/01/27	7,745,813
1,575,000	g	Sunoco LP	4.875	01/15/23	1,517,906
2,500,000	g	Sunoco LP	5.500	02/15/26	2,412,500
2,000,000	g	Sunoco LP	5.875	03/15/28	1,932,500
9,825,000		Targa Resources Partners LP	5.125	02/01/25	9,775,875
15,000,000	g	Targa Resources Partners LP	5.000	01/15/28	14,306,250
1,900,000		Transocean, Inc	5.800	10/15/22	1,824,000
2,850,000	g	Transocean, Inc	9.000	07/15/23	3,031,688
2,575,000	g	Transocean, Inc	7.500	01/15/26	2,536,375
6,220,000		Transocean, Inc	6.800	03/15/38	4,851,600
30,000,000	g	USA Compression Partners LP	6.875	04/01/26	30,450,000
9,750,000		Whiting Petroleum Corp	6.250	04/01/23	9,871,875
8,975,000	g	Whiting Petroleum Corp	6.625	01/15/26	9,042,313
5,355,000		WPX Energy, Inc	7.500	08/01/20	5,729,850
6,750,000		WPX Energy, Inc	6.000	01/15/22	6,935,625
5,950,000		WPX Energy, Inc	8.250	08/01/23	6,664,000
		TOTAL ENERGY			589,999,349

FOOD & STAPLES RETAILING - 1.4%
8,500,000		Albertsons Cos LLC	6.625	06/15/24	7,618,125
14,250,000		Albertsons Cos LLC	5.750	03/15/25	12,152,400
30,685,000	†,g	Fresh Market, Inc	9.750	05/01/23	17,797,300
17,960,000		Ingles Markets, Inc	5.750	06/15/23	17,954,612
		TOTAL FOOD & STAPLES RETAILING			55,522,437

FOOD, BEVERAGE & TOBACCO - 0.4%
2,120,000	g	Lamb Weston Holdings, Inc	4.625	11/01/24	2,101,450
4,750,000	g	Post Holdings, Inc	5.500	03/01/25	4,678,750
2,375,000	g	Post Holdings, Inc	5.000	08/15/26	2,256,250
3,150,000	g	Post Holdings, Inc	5.750	03/01/27	3,110,625
2,500,000	g	Post Holdings, Inc	5.625	01/15/28	2,387,500
		TOTAL FOOD, BEVERAGE & TOBACCO			14,534,575

HEALTH CARE EQUIPMENT & SERVICES - 6.7%
16,000,000	g	Change Healthcare Holdings LLC	5.750	03/01/25	15,864,800
14,500,000		CHS/Community Health Systems	5.125	08/01/21	13,485,000
11,875,000		CHS/Community Health Systems	6.250	03/31/23	10,939,844
5,000,000		DaVita, Inc	5.125	07/15/24	4,881,250
14,500,000		DaVita, Inc	5.000	05/01/25	14,014,975
7,125,000		Encompass Health Corp	5.125	03/15/23	7,214,062
4,625,000		Encompass Health Corp	5.750	11/01/24	4,700,156
5,000,000		Encompass Health Corp	5.750	09/15/25	5,100,000
575,000		HCA Holdings, Inc	6.250	02/15/21	603,750
10,000,000		HCA, Inc	6.500	02/15/20	10,487,500
13,600,000		HCA, Inc	7.500	02/15/22	14,943,000
1,800,000		HCA, Inc	5.875	03/15/22	1,896,750
216

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$20,000,000		HCA, Inc	5.000%	03/15/24	$20,200,000
13,350,000		HCA, Inc	5.375	02/01/25	13,383,375
24,650,000		HCA, Inc	5.875	02/15/26	25,081,375
5,500,000		HCA, Inc	4.500	02/15/27	5,307,500
900,000		HCA, Inc	7.500	11/06/33	983,250
6,550,000		HCA, Inc	5.500	06/15/47	6,328,938
8,925,000		LifePoint Health, Inc	5.875	12/01/23	9,011,572
9,425,000		LifePoint Health, Inc	5.375	05/01/24	9,212,937
8,075,000		LifePoint Hospitals, Inc	5.500	12/01/21	8,155,750
14,000,000		MPT Operating Partnership LP	5.000	10/15/27	13,724,200
14,125,000	g	New Amethyst Corp	6.250	12/01/24	14,584,063
3,000,000		Tenet Healthcare Corp	6.750	02/01/20	3,090,000
4,450,000		Tenet Healthcare Corp	6.000	10/01/20	4,600,188
2,000,000		Tenet Healthcare Corp	8.125	04/01/22	2,085,000
27,200,000	g	Tenet Healthcare Corp	4.625	07/15/24	26,146,000
1,750,000		Tenet Healthcare Corp	6.875	11/15/31	1,592,500
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			267,617,735

HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
4,800,000	g	First Quality Finance Co, Inc	4.625	05/15/21	4,776,000
5,675,000	g	First Quality Finance Co, Inc	5.000	07/01/25	5,433,812
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			10,209,812

INSURANCE - 0.0%
900,000	g	AssuredPartners, Inc	7.000	08/15/25	888,750
		TOTAL INSURANCE			888,750

MATERIALS - 8.9%
1,600,000	g	Alcoa Nederland Holding BV	6.750	09/30/24	1,712,000
1,600,000	g	Alcoa Nederland Holding BV	7.000	09/30/26	1,724,000
6,550,000		Alcoa, Inc	5.400	04/15/21	6,754,687
4,750,000		Alcoa, Inc	5.125	10/01/24	4,833,125
4,750,000		ArcelorMittal	5.750	03/01/21	5,005,312
3,700,000		ArcelorMittal	7.250	10/15/39	4,375,250
5,700,000		ArcelorMittal	7.000	03/01/41	6,626,250
4,250,000	g	Berry Global, Inc	4.500	02/15/26	4,021,562
4,750,000		Berry Plastics Corp	5.500	05/15/22	4,874,688
14,000,000		Berry Plastics Corp	6.000	10/15/22	14,455,000
1,900,000		Berry Plastics Corp	5.125	07/15/23	1,921,432
20,000,000		Blue Cube Spinco, Inc	9.750	10/15/23	22,931,000
11,400,000		Blue Cube Spinco, Inc	10.000	10/15/25	13,395,000
8,525,000	g	Cemex SAB de C.V.	7.750	04/16/26	9,391,993
2,000,000		Crown Americas LLC	4.500	01/15/23	1,985,000
3,000,000	g	Crown Americas LLC	4.750	02/01/26	2,902,500
14,400,000	g	Eldorado Gold Corp	6.125	12/15/20	13,680,000
7,050,000	g	Evolution Escrow Issuer LLC	7.500	03/15/22	7,318,605
4,750,000	g	First Quantum Minerals Ltd	7.250	04/01/23	4,678,750
4,750,000	g	First Quantum Minerals Ltd	7.500	04/01/25	4,663,906
4,750,000	g	First Quantum Minerals Ltd	6.875	03/01/26	4,512,500
4,250,000	g	FMG Resources August 2006 Pty Ltd	4.750	05/15/22	4,196,875
11,400,000	g	FMG Resources August 2006 Pty Ltd	5.125	03/15/23	11,321,910
10,000,000		Freeport-McMoRan, Inc	3.875	03/15/23	9,664,000
217

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000		Freeport-McMoRan, Inc	4.550%	11/14/24	$1,965,000
7,350,000	g	GCP Applied Technologies, Inc	9.500	02/01/23	8,091,615
6,650,000	g,h	GCP Applied Technologies, Inc	5.500	04/15/26	6,633,375
5,828,000	g	James Hardie International Finance DAC	4.750	01/15/25	5,711,440
9,100,000	g	James Hardie International Finance DAC	5.000	01/15/28	8,827,000
1,250,000		Kaiser Aluminum Corp	5.875	05/15/24	1,293,750
40,000,000	g	Nova Chemicals Corp	4.875	06/01/24	38,300,000
6,450,000		Olin Corp	5.125	09/15/27	6,361,313
11,250,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	11,643,750
1,650,000		PolyOne Corp	5.250	03/15/23	1,691,250
9,500,000	g	Standard Industries, Inc	5.500	02/15/23	9,832,500
2,000,000	g	Standard Industries, Inc	5.000	02/15/27	1,941,380
5,000,000		Steel Dynamics, Inc	4.125	09/15/25	4,762,500
3,000,000		Steel Dynamics, Inc	5.000	12/15/26	3,000,000
6,650,000		Teck Resources Ltd	6.125	10/01/35	7,049,000
9,500,000		Teck Resources Ltd	6.250	07/15/41	10,070,000
9,000,000	g	Trinseo Materials Operating S.C.A	5.375	09/01/25	8,842,500
13,950,000	g	Tronox Finance plc	5.750	10/01/25	13,566,375
12,500,000	g,h	Tronox, Inc	6.500	04/15/26	12,500,000
13,370,000	g	Univar, Inc	6.750	07/15/23	13,787,813
1,000,000		Valvoline, Inc	5.500	07/15/24	1,026,250
2,000,000		Valvoline, Inc	4.375	08/15/25	1,942,500
4,749,000	g	Versum Materials, Inc	5.500	09/30/24	4,915,215
6,540,000	g	WR Grace & Co-Conn	5.625	10/01/24	6,736,200
		TOTAL MATERIALS			357,436,071

MEDIA - 9.6%
3,550,000	g	Altice Financing S.A.	6.625	02/15/23	3,514,500
11,400,000	g	Altice Financing S.A.	7.500	05/15/26	11,172,000
1,600,000		AMC Entertainment Holdings, Inc	5.875	11/15/26	1,572,000
7,475,000		AMC Entertainment Holdings, Inc	6.125	05/15/27	7,344,187
7,500,000		AMC Entertainment, Inc	5.875	02/15/22	7,593,750
5,000,000		AMC Entertainment, Inc	5.750	06/15/25	4,925,000
10,615,000	g	CBS Radio, Inc	7.250	11/01/24	10,814,031
10,725,000	g	CCO Holdings LLC	4.000	03/01/23	10,322,812
20,900,000		CCO Holdings LLC	5.750	01/15/24	21,213,500
20,000,000	g	CCO Holdings LLC	5.875	04/01/24	20,350,000
4,750,000	g	CCO Holdings LLC	5.375	05/01/25	4,678,750
6,650,000	g	CCO Holdings LLC	5.125	05/01/27	6,313,510
15,000,000	g,h	Cequel Communications Holdings I LLC	7.500	04/01/28	15,337,500
4,075,000		Cinemark USA, Inc	4.875	06/01/23	4,023,247
13,110,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	13,093,612
940,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	932,950
2,010,000		Clear Channel Worldwide Holdings, Inc	6.500	11/15/22	2,040,150
10,850,000	g	CSC Holdings LLC	5.500	04/15/27	10,388,875
15,000,000		DISH DBS Corp	6.750	06/01/21	15,150,000
6,550,000		DISH DBS Corp	5.875	07/15/22	6,255,250
4,030,000		DISH DBS Corp	5.000	03/15/23	3,637,075
7,500,000	g	DISH Network Corp	2.375	03/15/24	6,632,183
13,860,000		DISH Network Corp	3.375	08/15/26	13,349,952
12,275,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	13,287,688
218

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,775,000	g	EW Scripps Co	5.125%	05/15/25	$2,580,750
7,990,000	g	Gray Television, Inc	5.125	10/15/24	7,730,325
11,600,000	g	Gray Television, Inc	5.875	07/15/26	11,281,000
2,000,000		Lamar Media Corp	5.750	02/01/26	2,072,500
10,325,000	g	LG FinanceCo Corp	5.875	11/01/24	10,712,188
1,900,000	g	Lynx II Corp	6.375	04/15/23	1,928,500
825,000		Match Group, Inc	6.375	06/01/24	877,594
14,710,000	g	Meredith Corp	6.875	02/01/26	15,096,138
14,250,000	g	Neptune Finco Corp	10.125	01/15/23	15,817,500
13,577,000	g	Neptune Finco Corp	10.875	10/15/25	15,952,839
11,875,000	g	Nielsen Finance LLC	5.000	04/15/22	11,865,738
17,000,000	g	Numericable Group S.A.	6.000	05/15/22	16,617,500
19,150,000	g	Numericable-SFR S.A.	7.375	05/01/26	18,240,375
850,000		Outfront Media Capital LLC	5.250	02/15/22	864,875
1,350,000		Outfront Media Capital LLC	5.625	02/15/24	1,353,510
2,850,000	g	Sirius XM Radio, Inc	3.875	08/01/22	2,736,000
8,100,000	g	Sirius XM Radio, Inc	5.375	07/15/26	7,998,750
1,400,000	g	Tegna Inc	4.875	09/15/21	1,410,500
3,375,000	g	Tegna Inc	5.500	09/15/24	3,442,500
4,325,000	g	Univision Communications, Inc	5.125	05/15/23	4,119,995
9,100,000	g	Univision Communications, Inc	5.125	02/15/25	8,485,750
3,425,000	g	Virgin Media Secured Finance plc	5.500	01/15/25	3,339,375
6,000,000	g	Virgin Media Secured Finance plc	5.250	01/15/26	5,775,000
		TOTAL MEDIA			384,241,724

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%
3,800,000	g	Charles River Laboratories International, Inc	5.500	04/01/26	3,861,750
1,800,000	g	Endo Dac	5.875	10/15/24	1,773,000
2,375,000	g	Endo Finance LLC	5.375	01/15/23	1,799,062
4,100,000	†,g	Endo Finance LLC	6.000	02/01/25	2,941,750
6,875,000	g	Mallinckrodt International Finance S.A.	5.750	08/01/22	5,878,125
7,342,000		Mallinckrodt International Finance S.A.	4.750	04/15/23	5,616,630
4,750,000	g	Mallinckrodt International Finance S.A.	5.625	10/15/23	3,800,000
1,900,000	g	Mallinckrodt International Finance S.A.	5.500	04/15/25	1,474,875
12,650,000	g	Teva Pharmaceutical Finance Netherlands III BV	6.000	04/15/24	12,279,922
13,725,000	g	Teva Pharmaceutical Finance Netherlands III BV	6.750	03/01/28	13,541,931
4,500,000	g	Valeant Pharmaceuticals International, Inc	5.625	12/01/21	4,297,500
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			57,264,545

REAL ESTATE - 0.2%
2,375,000		Equinix, Inc	5.375	01/01/22	2,446,250
3,975,000		Equinix, Inc	5.875	01/15/26	4,143,938
2,800,000		MGM Growth Properties Operating Partnership LP	4.500	01/15/28	2,625,840
		TOTAL REAL ESTATE			9,216,028

RETAILING - 3.2%
14,475,000		Asbury Automotive Group, Inc	6.000	12/15/24	14,728,312
1,675,000		CDW LLC	5.000	09/01/25	1,666,625
5,800,000	g	JC Penney Corp, Inc	5.875	07/01/23	5,553,500
3,000,000		JC Penney Corp, Inc	6.375	10/15/36	1,890,000
11,400,000		L Brands, Inc	5.250	02/01/28	10,744,500
219

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$6,650,000		L Brands, Inc	6.875%	11/01/35	$6,450,500
9,550,000		L Brands, Inc	6.750	07/01/36	9,168,000
5,400,000	g	Lithia Motors, Inc	5.250	08/01/25	5,413,500
19,570,000		Men’s Wearhouse, Inc	7.000	07/01/22	20,108,175
2,500,000		Penske Automotive Group, Inc	3.750	08/15/20	2,475,000
5,670,000		Penske Automotive Group, Inc	5.375	12/01/24	5,698,350
9,145,000		Penske Automotive Group, Inc	5.500	05/15/26	8,984,962
24,800,000	†,g	PetSmart, Inc	7.125	03/15/23	14,074,000
7,725,000	†,g	PetSmart, Inc	5.875	06/01/25	5,581,313
5,000,000	†,g	PetSmart, Inc	8.875	06/01/25	2,850,000
9,750,000		Sally Holdings LLC	5.625	12/01/25	9,640,313
2,650,000		Sonic Automotive, Inc	6.125	03/15/27	2,557,250
		TOTAL RETAILING			127,584,300

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
1,850,000	g	Entegris, Inc	4.625	02/10/26	1,803,953
1,313,000		Micron Technology, Inc	5.500	02/01/25	1,362,238
8,000,000	g	NXP BV	4.625	06/15/22	8,180,000
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			11,346,191

SOFTWARE & SERVICES - 2.4%
9,500,000	g	First Data Corp	7.000	12/01/23	9,986,875
4,500,000	g	First Data Corp	5.000	01/15/24	4,500,000
6,750,000	g	First Data Corp	5.750	01/15/24	6,792,188
1,175,000	g	Gartner, Inc	5.125	04/01/25	1,175,000
4,000,000	g	IMS Health, Inc	5.000	10/15/26	3,978,520
6,350,000		NCR Corp	5.875	12/15/21	6,461,125
5,000,000		NCR Corp	5.000	07/15/22	5,000,000
4,750,000		NCR Corp	6.375	12/15/23	4,928,125
10,000,000	g	Nielsen Co Luxembourg SARL	5.000	02/01/25	9,862,500
3,900,000	g	Open Text Corp	5.625	01/15/23	4,041,375
16,400,000	g	Open Text Corp	5.875	06/01/26	16,866,580
3,900,000	g	Sabre GLBL, Inc	5.375	04/15/23	3,934,125
2,000,000	g	Sabre GLBL, Inc	5.250	11/15/23	2,020,600
8,400,000		SS&C Technologies Holdings, Inc	5.875	07/15/23	8,849,400
4,275,000	g	Symantec Corp	5.000	04/15/25	4,310,186
2,000,000	g	WEX, Inc	4.750	02/01/23	2,009,400
		TOTAL SOFTWARE & SERVICES			94,715,999

TECHNOLOGY HARDWARE & EQUIPMENT - 1.5%
3,500,000	g	CommScope, Inc	5.000	06/15/21	3,548,125
23,700,000	g	CommScope, Inc	6.000	06/15/25	24,659,850
6,650,000	g	Dell International LLC	5.875	06/15/21	6,807,937
4,750,000	g	Dell International LLC	5.450	06/15/23	5,033,415
6,575,000	g	Dell International LLC	7.125	06/15/24	7,018,813
4,750,000	g	Dell International LLC	8.350	07/15/46	6,025,054
9,000,000		Western Digital Corp	4.750	02/15/26	8,980,200
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			62,073,394
220

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
TELECOMMUNICATION SERVICES - 6.8%
$26,400,000	g	Altice Luxembourg S.A.	7.750%	05/15/22	$24,486,000
6,000,000		CenturyLink, Inc	6.450	06/15/21	6,120,000
17,300,000		CenturyLink, Inc	5.800	03/15/22	16,889,125
16,400,000		CenturyLink, Inc	7.500	04/01/24	16,523,000
2,750,000		Citizens Communications Co	9.000	08/15/31	1,670,625
3,225,000		Frontier Communications Corp	7.125	01/15/23	2,175,875
8,275,000		Frontier Communications Corp	11.000	09/15/25	6,201,078
35,375,000	g	Frontier Communications Corp	8.500	04/01/26	34,313,750
4,750,000		Level 3 Financing, Inc	5.375	01/15/24	4,628,305
9,600,000		Level 3 Financing, Inc	5.250	03/15/26	9,048,000
8,257,000		Sprint Capital Corp	6.875	11/15/28	7,709,974
8,525,000		Sprint Capital Corp	8.750	03/15/32	8,908,625
23,725,000		Sprint Corp	7.250	09/15/21	24,525,719
6,900,000		Sprint Corp	7.875	09/15/23	7,046,625
19,950,000		Sprint Corp	7.625	02/15/25	19,625,812
19,000,000		Sprint Corp	7.625	03/01/26	18,548,750
9,300,000	g	Telecom Italia S.p.A	5.303	05/30/24	9,462,750
8,100,000		T-Mobile USA, Inc	6.500	01/15/24	8,484,750
8,865,000		T-Mobile USA, Inc	6.000	04/15/24	9,233,784
6,950,000		T-Mobile USA, Inc	6.375	03/01/25	7,262,750
22,000,000		T-Mobile USA, Inc	5.125	04/15/25	22,110,000
6,675,000		T-Mobile USA, Inc	4.500	02/01/26	6,408,000
2,950,000		T-Mobile USA, Inc	4.750	02/01/28	2,835,688
		TOTAL TELECOMMUNICATION SERVICES			274,218,985

TRANSPORTATION - 3.4%
12,050,000	g	American Airlines Group, Inc	4.625	03/01/20	12,140,375
5,700,000	g	Bombardier, Inc	7.750	03/15/20	6,091,875
9,500,000	g	Bombardier, Inc	6.000	10/15/22	9,416,875
16,825,000	g	Bombardier, Inc	6.125	01/15/23	16,782,769
14,800,000	g	Bombardier, Inc	7.500	03/15/25	15,188,500
2,525,000		Bristow Group, Inc	6.250	10/15/22	2,045,250
8,540,000	g	Bristow Group, Inc	8.750	03/01/23	8,625,400
13,870,000	g	Hertz Corp	7.625	06/01/22	14,026,038
6,175,000		Hertz Corp	6.250	10/15/22	5,789,060
3,325,000	g	Hertz Corp	5.500	10/15/24	2,809,625
21,250,000	g	KLX, Inc	5.875	12/01/22	21,893,875
1,800,000	g	Meccanica Holdings USA, Inc	7.375	07/15/39	2,196,000
7,600,000	g	NCL Corp Ltd	4.750	12/15/21	7,676,000
10,850,000		United Continental Holdings, Inc	4.250	10/01/22	10,633,000
2,500,000		United Continental Holdings, Inc	5.000	02/01/24	2,471,875
		TOTAL TRANSPORTATION			137,786,517

UTILITIES - 3.1%
13,200,000		AES Corp	4.500	03/15/23	13,440,240
6,750,000		AES Corp	5.500	04/15/25	6,977,813
27,125,000	g	Calpine Corp	5.250	06/01/26	26,175,625
5,300,000	g	NextEra Energy Operating Partners LP	4.250	09/15/24	5,141,000
9,250,000		NGL Energy Partners LP	5.125	07/15/19	9,226,875
5,000,000		NRG Energy, Inc	6.250	07/15/22	5,148,500
7,000,000		NRG Energy, Inc	6.250	05/01/24	7,210,000
21,350,000	g	NRG Energy, Inc	5.750	01/15/28	20,869,625
18,500,000	g	Talen Energy Supply LLC	10.500	01/15/26	15,910,000
221

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$15,000,000	g	TerraForm Power Operating LLC	5.000%	01/31/28	$14,231,250
		TOTAL UTILITIES			124,330,928

		TOTAL CORPORATE BONDS			3,469,676,503
		(Cost $3,514,469,453)

		TOTAL BONDS			3,469,676,503
		(Cost $3,514,469,453)

SHARES		COMPANY
COMMON STOCKS - 1.1%

ENERGY - 1.1%
155,206		Arch Coal, Inc			14,260,327
265,062	*,a	Gulfmark Offshore, Inc			7,686,798
162,740	*,a,m	Gulfmark Offshore, Inc (New Common)			4,719,460
443,017		Peabody Energy Corp			16,170,121
		TOTAL ENERGY			42,836,706
		TOTAL COMMON STOCKS			42,836,706
		(Cost $25,877,991)

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
64,426	m	Gulfmark Offshore, Inc			1,546,224
22,437	†,m	Gulfmark Offshore, Inc			538,488
		TOTAL ENERGY			2,084,712
		TOTAL RIGHTS / WARRANTS			2,084,712
		(Cost $1,808,487)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 5.5%

GOVERNMENT AGENCY DEBT - 1.2%
$30,000,000		Federal Home Loan Bank (FHLB)	1.624	05/04/18	29,954,670
19,800,000		Federal National Mortgage Association (FNMA)	1.543	04/16/18	19,787,209
		TOTAL GOVERNMENT AGENCY DEBT			49,741,879

TREASURY DEBT - 4.3%
30,000,000		United States Treasury Bill	1.435	04/05/18	29,995,935
36,900,000		United States Treasury Bill	1.435-1.503	04/12/18	36,883,232
47,260,000		United States Treasury Bill	1.523-1.575	04/19/18	47,223,539
27,990,000		United States Treasury Bill	1.551	04/26/18	27,960,238
31,950,000		United States Treasury Bill	1.594	06/21/18	31,829,921
		TOTAL TREASURY DEBT			173,892,865

		TOTAL SHORT-TERM INVESTMENTS			223,634,744
		(Cost $223,640,986)
222

TIAA-CREF FUNDS - High-Yield Fund

ISSUER	VALUE
TOTAL INVESTMENTS - 100.1%	$4,028,535,588
(Cost $4,056,912,389)
OTHER ASSETS & LIABILITIES, NET - (0.1)%	(5,925,145)
NET ASSETS - 100.0%	$4,022,610,443

Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month
W	Week

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
a	Affiliated holding
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2018, the aggregate value of these securities was $1,695,145,259 or 42.1% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
o	Payment in Kind Bond
223

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

TIAA-CREF FUNDS

INFLATION-LINKED BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2018

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BONDS - 99.2%

GOVERNMENT BONDS - 99.2%

AGENCY SECURITIES - 1.4%
$2,482,649		HNA LLC	2.369%	09/18/27	$2,424,153
9,340,000		Montefiore Medical Center	2.895	04/20/32	8,941,892
3,500,000		Private Export Funding Corp (PEFCO)	2.300	09/15/20	3,483,249
3,000,000		PEFCO	3.250	06/15/25	3,073,365
5,263,158		Reliance Industries Ltd	2.444	01/15/26	5,196,550
3,000,000		Ukraine Government AID Bonds	1.847	05/29/20	2,967,906
15,000,000		Ukraine Government AID Bonds	1.471	09/29/21	14,465,145
		TOTAL AGENCY SECURITIES			40,552,260

MORTGAGE BACKED - 0.2%
6,305,912		Government National Mortgage Association (GNMA)	3.700	10/15/33	6,418,842
		TOTAL MORTGAGE BACKED			6,418,842

U.S. TREASURY SECURITIES - 97.6%
29,892,389	k	United States Treasury Inflation Indexed Bonds	2.125	01/15/19	30,414,351
172,393,690	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/19	172,243,763
54,448,190	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/19	55,902,183
61,024,951	k	United States Treasury Inflation Indexed Bonds	1.375	01/15/20	62,324,460
161,913,780	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/20	161,245,157
90,446,301	k	United States Treasury Inflation Indexed Bonds	1.250	07/15/20	92,831,447
102,052,765	k	United States Treasury Inflation Indexed Bonds	1.125	01/15/21	104,353,906
129,136,540	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/21	127,992,829
117,578,150	k	United States Treasury Inflation Indexed Bonds	0.625	07/15/21	118,961,456
121,551,479	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/22	120,207,443
175,782,675	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/22	173,229,119
129,320,400	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/22	127,965,580
107,366,000	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/23	105,520,525
112,348,005	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/23	111,917,262
96,386,483	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/24	96,833,361
91,324,625	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/24	89,156,815
109,862,550	k	United States Treasury Inflation Indexed Bonds	0.250	01/15/25	107,356,820
80,664,558	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	90,261,501
104,504,000	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/25	103,095,863
90,739,260	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/26	90,644,705
58,130,753	d,k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	64,135,690
69,270,630	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/26	66,508,957
89,768,875	k	United States Treasury Inflation Indexed Bonds	0.375	01/15/27	87,398,218
40,563,201	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	46,430,090
31,912,650	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/27	31,100,203
71,835,335	k	United States Treasury Inflation Indexed Bonds	0.500	01/15/28	70,476,101
75,148,082	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	82,532,289
43,000,503	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	55,070,946

224

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$48,699,073	k	United States Treasury Inflation Indexed Bonds	2.500%	01/15/29	$57,621,705
72,341,910	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	96,178,427
15,000,000		United States Treasury Note	2.375	03/15/21	14,990,895
10,000,000		United States Treasury Note	1.875	03/31/22	9,758,201
		TOTAL U.S. TREASURY SECURITIES			2,824,660,268

		TOTAL GOVERNMENT BONDS			2,871,631,370
		(Cost $2,872,974,160)

		TOTAL BONDS			2,871,631,370
		(Cost $2,872,974,160)

SHORT-TERM INVESTMENTS - 0.8%

TREASURY DEBT - 0.8%
9,350,000		United States Treasury Bill	1.667	04/12/18	9,345,751
14,545,000		United States Treasury Bill	1.575	04/19/18	14,533,779
		TOTAL TREASURY DEBT			23,879,530

		TOTAL SHORT-TERM INVESTMENTS			23,879,530
		(Cost $23,878,806)

		TOTAL INVESTMENTS - 100.0%			2,895,510,900
		(Cost $2,896,852,966)
		OTHER ASSETS & LIABILITIES, NET – (0.0)%			(792,355)
		NET ASSETS - 100.0%			$2,894,718,545

d		All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
k		Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Futures contracts outstanding as of March 31, 2018 were as follows (see Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US 10 Year Note (CBT)	(250)	6/20/18	$(30,059,932)	$(30,285,156)	$(225,224)
225

TIAA-CREF FUNDS - Short-Term Bond Fund

TIAA-CREF FUNDS

SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2018

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 2.5%

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
$1,985,000	i	Clean Harbors, Inc	LIBOR 1 M + 2.000%	3.880%	06/28/24	$1,993,277
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				1,993,277

CONSUMER DURABLES & APPAREL - 0.0%
172,375	i	Samsonite Holdings, S.A	LIBOR 1 M + 2.250%	4.127	08/01/23	173,021
		TOTAL CONSUMER DURABLES & APPAREL				173,021

CONSUMER SERVICES - 0.4%
1,108,348	i	Aramark Services, Inc	LIBOR 1 M + 2.000%	3.880	03/28/24	1,114,932
2,442,439	i	Hilton Worldwide Finance LLC	LIBOR 1 M + 2.000%	3.870	10/25/23	2,454,188
3,102,908	i	KFC Holding Co	LIBOR 1 M + 2.000%	3.810	06/16/23	3,108,741
419,706	i	Prime Security Services Borrower LLC	LIBOR 1 M + 2.750%	4.630	05/02/22	422,665
		TOTAL CONSUMER SERVICES				7,100,526

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
76,730	i	CHS/Community Health Systems	LIBOR 3 M + 3.000%	4.980	01/27/21	73,650
298,435	i	DaVita HealthCare Partners, Inc	LIBOR 1 M + 2.750%	4.630	06/24/21	300,862
624,530	i	HCA, Inc	LIBOR 1 M + 1.750%	3.627	03/17/23	626,972
1,000,000	i	HCA, Inc	LIBOR 1 M + 2.000%	3.880	03/07/25	1,007,340
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				2,008,824

MATERIALS - 0.1%
792,000	i	American Builders & Contractors Supply Co, Inc	LIBOR 1 M + 2.500%	4.380	10/31/23	793,101
870,237	i	WR Grace & Co-Conn	LIBOR 3 M + 2.000%	3.790	02/03/21	871,873
		TOTAL MATERIALS				1,664,974

MEDIA - 0.7%
1,417,748	i	AMC Entertainment, Inc	LIBOR 1 M + 2.250%	4.030	12/15/22	1,420,413
1,820,438	i	Charter Communications Operating LLC	LIBOR 1 M + 2.000%	3.880	04/30/25	1,826,500
2,957,495	i	CSC Holdings LLC	LIBOR 1 M + 2.250%	4.040	07/17/25	2,947,025
1,864,121	i	MTL Publishing LLC	LIBOR 3 M + 2.250%	3.980	08/21/23	1,868,781
1,348,185	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	3.720	10/04/23	1,351,138
2,475,000	i	Outfront Media Capital LLC	LIBOR 1 M + 2.000%	3.870	03/18/24	2,486,039
284,629	i	Univision Communications, Inc	LIBOR 1 M + 2.750%	4.630	03/15/24	279,767
		TOTAL MEDIA				12,179,663

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
2,098,397	i	Quintiles IMS, Inc	LIBOR 3 M + 2.000%	4.300	03/07/24	2,109,939
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				2,109,939

RETAILING - 0.3%
3,914,494	i	Avis Budget Car Rental LLC	LIBOR 3 M + 2.000%	4.310	02/13/25	3,934,067
979,849	i	PetSmart, Inc	LIBOR 1 M + 3.000%	4.680	03/11/22	784,212
		TOTAL RETAILING				4,718,279
226

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
$1,477,500	i	Versum Materials, Inc	LIBOR 3 M + 2.000%	4.300%	09/29/23	$1,486,276
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				1,486,276

TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
2,098,438	i	Abacus Innovations Corp	LIBOR 1 M + 1.750%	3.690	08/16/23	2,109,979
1,293,925	i	CommScope, Inc	LIBOR 1 M + 2.000%	3.880	12/29/22	1,299,592
1,935,101	i	GXS Group, Inc	LIBOR 1 M + 2.000%	3.880	01/16/21	1,945,376
926,951	i	Sensata Technologies BV	LIBOR 1 M + 1.750%	3.500	10/14/21	932,596
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				6,287,543

TRANSPORTATION - 0.1%
1,959,596	i	American Airlines, Inc	LIBOR 1 M + 2.000%	3.740	10/10/21	1,962,359
		TOTAL TRANSPORTATION				1,962,359

UTILITIES - 0.1%
984,962	i	NRG Energy, Inc	LIBOR 3 M + 1.750%	4.050	06/30/23	986,194
		TOTAL UTILITIES				986,194

		TOTAL BANK LOAN OBLIGATIONS				42,670,875
		(Cost $42,738,838)

BONDS - 95.3%

CORPORATE BONDS - 27.2%

AUTOMOBILES & COMPONENTS - 0.2%
1,950,000	g	Hyundai Capital America		2.550	04/03/20	1,919,444
1,500,000	g	Hyundai Capital America		3.250	09/20/22	1,472,660
		TOTAL AUTOMOBILES & COMPONENTS				3,392,104

BANKS - 9.7%
2,675,000	g	ADCB Finance Cayman Ltd		4.000	03/29/23	2,671,402
750,000		Australia & New Zealand Banking Group Ltd		2.625	05/19/22	731,478
3,575,000	g	Banco del Estado de Chile		2.668	01/08/21	3,499,031
2,000,000	g	Banco Internacional del Peru SAA Interbank		3.375	01/18/23	1,935,000
750,000	g	Banco Santander Mexico S.A.		4.125	11/09/22	748,125
1,000,000	g	Bank Nederlandse Gemeenten NV		1.250	10/29/18	994,528
11,850,000	g	Bank Nederlandse Gemeenten NV		2.500	02/28/20	11,836,929
3,500,000		Bank of America Corp		2.250	04/21/20	3,443,836
1,925,000		Bank of America Corp		2.151	11/09/20	1,886,756
5,000,000		Bank of America Corp		2.369	07/21/21	4,905,789
10,000,000		Bank of America Corp		2.328	10/01/21	9,777,423
9,000,000	g	Bank of Montreal		2.500	01/11/22	8,856,591
3,000,000		BB&T Corp		2.150	02/01/21	2,936,454
2,000,000	g	Caixa Economica Federal		3.500	11/07/22	1,915,000
15,000,000		CitiBank NA		1.850	09/18/19	14,796,031
5,000,000		CitiBank NA		2.100	06/12/20	4,902,799
5,000,000		CitiBank NA		2.125	10/20/20	4,888,880
3,000,000		Citizens Bank NA		2.250	10/30/20	2,922,150
1,500,000	g	Credit Bank of Moscow Via CBOM Finance plc		5.550	02/14/23	1,471,890
2,000,000		Deutsche Bank AG.		2.700	07/13/20	1,957,363
5,000,000	g	Dexia Credit Local S.A.		1.875	03/28/19	4,969,410

227

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,000,000	g	Dexia Credit Local S.A.	2.375%	09/20/22	$3,899,132
5,000,000	g	DNB Boligkreditt AS.	2.000	05/28/20	4,898,330
2,000,000		Fifth Third Bank	2.200	10/30/20	1,952,869
1,500,000		Huntington National Bank	2.375	03/10/20	1,478,808
7,500,000		JPMorgan Chase & Co	2.750	06/23/20	7,457,157
3,500,000		KeyBank NA	2.350	03/08/19	3,487,979
2,000,000	g	NBK SPC Ltd	2.750	05/30/22	1,926,088
6,050,000		PNC Bank NA	2.450	11/05/20	5,955,661
3,000,000		Royal Bank of Canada	1.875	02/05/20	2,953,046
5,000,000		Royal Bank of Canada	2.150	10/26/20	4,890,443
2,500,000		Santander UK plc	2.125	11/03/20	2,441,544
8,000,000	g	SpareBank Boligkreditt AS.	1.250	05/02/18	7,984,400
4,000,000		Sumitomo Mitsui Banking Corp	2.092	10/18/19	3,946,988
2,000,000		SunTrust Banks, Inc	2.500	05/01/19	1,993,834
3,000,000		Toronto-Dominion Bank	1.850	09/11/20	2,919,209
1,500,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	1,510,566
1,000,000	g	Turkiye Is Bankasi	5.375	10/06/21	987,374
3,000,000		US Bank NA	2.050	10/23/20	2,935,272
5,000,000		Westpac Banking Corp	1.600	08/19/19	4,920,315
3,000,000	g	Westpac Banking Corp	2.100	02/25/21	2,936,649
2,000,000	g	Yapi ve Kredi Bankasi AS.	6.100	03/16/23	1,983,000
		TOTAL BANKS			165,505,529

CAPITAL GOODS - 0.7%
1,500,000	g	Gold Fields Orogen Holding BVI Ltd	4.875	10/07/20	1,510,500
800,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	793,019
981,000		Pentair Finance S.A.	2.900	09/15/18	981,208
1,125,000		Rockwell Collins, Inc	1.950	07/15/19	1,112,684
5,000,000		Roper Industries, Inc	2.050	10/01/18	4,987,990
2,000,000	g	TSMC Global Ltd	1.625	04/03/18	2,000,000
		TOTAL CAPITAL GOODS			11,385,401

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
3,000,000		Republic Services, Inc	5.500	09/15/19	3,107,724
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			3,107,724

CONSUMER DURABLES & APPAREL - 0.2%
3,200,000		Lennar Corp	4.750	04/01/21	3,256,000
		TOTAL CONSUMER DURABLES & APPAREL			3,256,000

CONSUMER SERVICES - 0.1%
925,000	g	Atento Luxco S.A.	6.125	08/10/22	939,340
		TOTAL CONSUMER SERVICES			939,340

DIVERSIFIED FINANCIALS - 4.6%
3,000,000		American Express Co	2.200	10/30/20	2,925,213
3,400,000		American Express Credit Corp	1.875	11/05/18	3,385,930
3,000,000		Capital One Financial Corp	2.400	10/30/20	2,940,177
3,000,000	g	Daimler Finance North America LLC	2.000	08/03/18	2,995,333
1,200,000	g	Federation des Caisses Desjardins du Quebec	2.250	10/30/20	1,176,280
4,800,000		Ford Motor Credit Co LLC	2.425	06/12/20	4,711,154
4,200,000		Ford Motor Credit Co LLC	3.470	04/05/21	4,193,537
10,000,000		General Motors Financial Co, Inc	2.450	11/06/20	9,776,249
228

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000		Goldman Sachs Group, Inc	2.000%	04/25/19	$1,982,247
2,775,000		Goldman Sachs Group, Inc	1.950	07/23/19	2,743,845
9,000,000		Goldman Sachs Group, Inc	2.300	12/13/19	8,902,881
1,500,000	g	ICICI Bank Ltd	3.500	03/18/20	1,498,685
2,000,000		ICICI Bank Ltd	3.125	08/12/20	1,978,734
300,000		International Lease Finance Corp	3.875	04/15/18	300,054
8,000,000		Morgan Stanley	2.450	02/01/19	7,983,632
7,500,000		Morgan Stanley	2.800	06/16/20	7,448,589
3,500,000	g	Nederlandse Waterschapsbank NV	2.125	11/15/21	3,424,418
3,000,000		Shire Acquisitions Investments Ireland DAC	1.900	09/23/19	2,950,232
3,000,000		Unilever Capital Corp	1.800	05/05/20	2,946,202
3,500,000		Wells Fargo & Co	2.600	07/22/20	3,466,126
		TOTAL DIVERSIFIED FINANCIALS			77,729,518

ENERGY - 2.0%
1,600,000		BP Capital Markets plc	1.375	05/10/18	1,598,016
2,025,000		BP Capital Markets plc	1.676	05/03/19	2,004,068
1,300,000		Ecopetrol S.A.	4.250	09/18/18	1,307,774
3,000,000		Enterprise Products Operating LLC	1.650	05/07/18	2,997,120
1,825,000		Enterprise Products Operating LLC	2.800	02/15/21	1,804,785
2,000,000		EQT Corp	2.500	10/01/20	1,955,839
2,000,000		Husky Energy, Inc	7.250	12/15/19	2,135,230
2,200,000	g	Pertamina Persero PT	4.875	05/03/22	2,270,591
3,320,000		Petrobras Global Finance BV	6.125	01/17/22	3,547,420
4,407,000	g	Petrobras Global Finance BV	5.999	01/27/28	4,362,930
2,000,000		Petroleos Mexicanos	5.375	03/13/22	2,075,000
1,042,500		Petroleos Mexicanos	2.378	04/15/25	1,028,291
5,800,000	g	YPF S.A.	8.500	03/23/21	6,326,640
		TOTAL ENERGY			33,413,704

FOOD & STAPLES RETAILING - 0.8%
3,425,000	g	CK Hutchison International 17 Ltd	2.250	09/29/20	3,350,374
7,700,000		CVS Health Corp	3.350	03/09/21	7,740,567
2,875,000		SYSCO Corp	1.900	04/01/19	2,853,016
		TOTAL FOOD & STAPLES RETAILING			13,943,957

FOOD, BEVERAGE & TOBACCO - 0.5%
5,000,000		Anheuser-Busch InBev Finance, Inc	1.900	02/01/19	4,985,200
675,000		Kraft Heinz Foods Co	2.000	07/02/18	674,325
1,350,000		PepsiCo, Inc	1.350	10/04/19	1,325,565
1,300,000		Tyson Foods, Inc	2.250	08/23/21	1,253,466
		TOTAL FOOD, BEVERAGE & TOBACCO			8,238,556

HEALTH CARE EQUIPMENT & SERVICES - 1.0%
5,000,000		Becton Dickinson and Co	2.404	06/05/20	4,904,241
5,000,000		Cardinal Health, Inc	1.948	06/14/19	4,945,420
3,000,000		Express Scripts Holding Co	2.250	06/15/19	2,981,280
5,000,000		Zimmer Holdings, Inc	2.000	04/01/18	5,000,000
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			17,830,941
INSURANCE - 0.3%
4,025,000		Berkshire Hathaway Finance Corp	1.300	08/15/19	3,951,757
1,500,000		Marsh & McLennan Cos, Inc	2.350	09/10/19	1,491,384
		TOTAL INSURANCE			5,443,141
229

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
MATERIALS - 1.2%
$4,900,000		EI du Pont de Nemours & Co	2.200%	05/01/20	$4,831,684
3,500,000	g	Equate Petrochemical BV	3.000	03/03/22	3,378,945
2,000,000		Kimberly-Clark Corp	1.400	02/15/19	1,977,942
2,000,000	g	Phosagro OAO via Phosagro Bond Funding DAC	3.950	11/03/21	1,979,632
1,500,000	g	Severstal OAO Via Steel Capital S.A.	3.850	08/27/21	1,481,296
5,000,000		Sherwin-Williams Co	2.250	05/15/20	4,916,410
2,000,000	g	Union Andina de Cementos SAA	5.875	10/30/21	2,062,300
		TOTAL MATERIALS			20,628,209

MEDIA - 0.1%
1,009,000		Charter Communications Operating LLC	3.579	07/23/20	1,011,712
625,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	624,813
		TOTAL MEDIA			1,636,525

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%
3,150,000		Abbott Laboratories	2.350	11/22/19	3,122,553
4,800,000		AbbVie, Inc	1.800	05/14/18	4,796,500
900,000		Actavis Funding SCS	3.800	03/15/25	884,039
2,000,000		Celgene Corp	2.875	02/19/21	1,985,948
2,500,000		Gilead Sciences, Inc	1.850	09/20/19	2,468,596
1,000,000		Johnson & Johnson	1.950	11/10/20	983,557
2,500,000		Mylan NV	3.000	12/15/18	2,499,952
5,000,000		Novartis Capital Corp	1.800	02/14/20	4,923,250
2,000,000		Teva Pharmaceutical Finance Co BV	2.950	12/18/22	1,770,836
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			23,435,231

REAL ESTATE - 0.2%
1,329,000		ERP Operating LP	2.375	07/01/19	1,322,752
1,815,000		Health Care REIT, Inc	4.125	04/01/19	1,836,505
536,000		Highwoods Realty LP	7.500	04/15/18	536,844
		TOTAL REAL ESTATE			3,696,101

RETAILING - 0.2%
3,000,000		AutoNation, Inc	5.500	02/01/20	3,122,456
		TOTAL RETAILING			3,122,456

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
5,000,000		Analog Devices, Inc	2.850	03/12/20	4,991,268
1,000,000	g	Semiconductor Manufacturing International Corp	4.125	10/07/19	1,003,703
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			5,994,971

SOFTWARE & SERVICES - 0.3%
5,000,000		Microsoft Corp	1.100	08/08/19	4,916,169
		TOTAL SOFTWARE & SERVICES			4,916,169

TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
3,000,000		Apple, Inc	1.000	05/03/18	2,997,000
2,225,000		Apple, Inc	1.700	02/22/19	2,212,430
2,000,000		Apple, Inc	1.900	02/07/20	1,976,836
5,000,000		Broadcom Corp	2.200	01/15/21	4,854,762
475,000		Tyco Electronics Group S.A.	2.375	12/17/18	473,786
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			12,514,814
230

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
TELECOMMUNICATION SERVICES - 0.6%
MXN	56,730,000		America Movil SAB de C.V.	6.450%	12/05/22	$2,882,558
	$5,000,000		AT&T, Inc	2.300	03/11/19	4,981,750
	3,050,000	g	MTN Mauritius Investment Ltd	5.373	02/13/22	3,077,160
			TOTAL TELECOMMUNICATION SERVICES			10,941,468

TRANSPORTATION - 0.5%
	2,500,000	g	Adani Ports & Special Economic Zone Ltd	3.950	01/19/22	2,492,350
	2,250,000		Delta Air Lines, Inc	2.875	03/13/20	2,235,087
	2,000,000		Northrop Grumman Corp	2.080	10/15/20	1,956,815
	2,200,000	g	Transnet SOC Ltd	4.000	07/26/22	2,145,990
			TOTAL TRANSPORTATION			8,830,242

UTILITIES - 1.4%
	5,000,000		Consolidated Edison, Inc	2.000	03/15/20	4,914,790
	3,000,000		Dominion Energy, Inc	2.579	07/01/20	2,961,726
	1,000,000		Duke Energy Corp	2.100	06/15/18	998,982
	2,000,000	g	KSA Sukuk Ltd	2.894	04/20/22	1,945,706
	1,700,000		NextEra Energy Capital Holdings, Inc	1.649	09/01/18	1,692,065
	1,500,000		Northeast Utilities	1.450	05/01/18	1,498,714
	5,000,000		Southern Power Co	1.950	12/15/19	4,911,998
	3,000,000	g	State Grid Overseas Investment 2016 Ltd	2.750	05/04/22	2,919,911
	1,625,000		WEC Energy Group, Inc	1.650	06/15/18	1,621,586
			TOTAL UTILITIES			23,465,478

			TOTAL CORPORATE BONDS			463,367,579
			(Cost $468,740,011)

GOVERNMENT BONDS - 38.8%

AGENCY SECURITIES - 4.9%
	5,395,000	g	Hospital for Special Surgery	3.500	01/01/23	5,424,441
	24,000,000		Iraq Government AID Bond	2.149	01/18/22	23,556,384
	10,460,000		Montefiore Medical Center	2.152	10/20/26	9,902,188
	2,000,000		Private Export Funding Corp (PEFCO)	2.250	03/15/20	1,992,084
	3,000,000		PEFCO	2.300	09/15/20	2,985,642
	8,421,053		Reliance Industries Ltd	1.870	01/15/26	8,131,250
	10,526,316		Reliance Industries Ltd	2.444	01/15/26	10,393,101
	6,000,000		Ukraine Government AID Bonds	1.847	05/29/20	5,935,812
	15,000,000		Ukraine Government AID Bonds	1.471	09/29/21	14,465,145
			TOTAL AGENCY SECURITIES			82,786,047

FOREIGN GOVERNMENT BONDS - 8.9%
	2,725,000		Argentine Republic Government International Bond	6.875	04/22/21	2,888,500
	7,000,000	g	Bermuda Government International Bond	4.138	01/03/23	7,230,720
	1,250,000		Brazilian Government International Bond	4.875	01/22/21	1,300,625
	3,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	01/13/20	2,966,990
	1,500,000		Colombia Government International Bond	4.375	07/12/21	1,552,500
	5,800,000	g	CPPIB Capital, Inc	2.250	01/25/22	5,681,892
231

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$500,000	g	Dominican Republic International Bond		7.500%	05/06/21	$531,715
1,725,000	g	Egypt Government International Bond		5.577	02/21/23	1,750,583
1,425,000	g	Export Credit Bank of Turkey		4.250	09/18/22	1,352,334
15,000,000		Export Development Canada		2.000	11/30/20	14,783,419
5,000,000		Export-Import Bank of Korea		1.500	10/21/19	4,889,285
500,000	g	Ghana Government International Bond		9.250	09/15/22	569,501
500,000	g	Honduras Government International Bond		8.750	12/16/20	552,445
11,400,000	g	Instituto de Credito Oficial		1.625	09/14/18	11,344,493
1,500,000		Japan Bank for International Cooperation		1.875	04/20/21	1,458,612
3,000,000	g	Japan Finance Organization for Municipalities		2.000	09/08/20	2,937,110
3,200,000	g	Japan Finance Organization for Municipalities		2.125	02/12/21	3,125,031
1,700,000	g	Kommunalbanken AS.		1.625	01/15/20	1,675,211
17,200,000	g	Kommunalbanken AS.		2.500	04/17/20	17,188,282
1,150,000	g	Kommunalbanken AS.		1.375	10/26/20	1,115,544
3,750,000	g	Kommunalbanken AS.		1.625	02/10/21	3,644,895
2,000,000	i	Korea Development Bank	LIBOR 3 M + 0.550%	2.621	03/12/21	1,998,787
410,000	g	Korea Housing Finance Corp		1.625	09/15/18	407,332
6,700,000	g	Korea Housing Finance Corp		2.000	10/11/21	6,399,726
1,875,000	g	Korea Housing Finance Corp		3.000	10/31/22	1,835,543
5,000,000		Kreditanstalt fuer Wiederaufbau		2.000	11/30/21	4,877,344
2,025,000	g	Morocco Government International Bond		4.250	12/11/22	2,066,561
1,400,000	g	Municipality Finance plc		1.125	09/16/19	1,374,505
5,000,000	g	Ontario Teachers’ Finance Trust		2.125	09/19/22	4,836,592
2,000,000	g	Perusahaan Penerbit SBSN Indonesia III		3.400	03/29/22	1,972,600
5,000,000	g	Perusahaan Penerbit SBSN Indonesia III		3.750	03/01/23	4,969,000
2,000,000		Poland Government International Bond		5.000	03/23/22	2,139,798
500,000		Republic of Hungary		6.250	01/29/20	528,794
5,625,000	g	Saudi Government International Bond		2.375	10/26/21	5,418,698
11,625,000	g	Saudi Government International Bond		2.875	03/04/23	11,190,481
500,000	g	Senegal Goverment International Bond		8.750	05/13/21	562,004
625,000	g	Slovenia Government International Bond		4.125	02/18/19	632,256
3,525,000		Svensk Exportkredit AB		1.125	04/05/18	3,524,811
6,500,000		Svensk Exportkredit AB		1.750	03/10/21	6,329,337
		TOTAL FOREIGN GOVERNMENT BONDS				149,603,856

MORTGAGE BACKED - 0.1%
1,214,634		Federal National Mortgage Association (FNMA)		3.000	11/01/24	1,222,808
276,579		Government National Mortgage Association (GNMA)		2.176	05/16/39	274,975
68,895		GNMA		2.120	05/16/40	68,780
		TOTAL MORTGAGE BACKED				1,566,563

MUNICIPAL BONDS - 0.3%
5,000,000		Florida State Board of Administration Finance Corp		2.163	07/01/19	4,987,600
		TOTAL MUNICIPAL BONDS				4,987,600

U.S. TREASURY SECURITIES - 24.6%
25,927,370	k	United States Treasury Inflation Indexed Bonds		0.125	04/15/20	25,820,303
9,933,580	k	United States Treasury Inflation Indexed Bonds		0.125	04/15/21	9,845,602
7,642,725	k	United States Treasury Inflation Indexed Bonds		0.125	04/15/22	7,531,701
232

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$5,000,000		United States Treasury Note		1.375%	09/30/18	$4,986,106
30,755,000		United States Treasury Note		1.125	01/31/19	30,509,921
81,090,000	d	United States Treasury Note		1.125	02/28/19	80,374,128
51,475,000		United States Treasury Note		1.250	03/31/19	51,024,567
550,000		United States Treasury Note		1.375	07/31/19	543,990
14,000,000		United States Treasury Note		1.250	08/31/19	13,810,249
56,193,000	d	United States Treasury Note		0.875	09/15/19	55,095,279
15,120,000		United States Treasury Note		1.375	09/30/19	14,924,959
4,780,000		United States Treasury Note		2.000	01/31/20	4,756,753
67,000,000		United States Treasury Note		2.250	02/29/20	66,961,105
20,000,000	h	United States Treasury Note		2.250	03/31/20	19,987,326
29,675,000		United States Treasury Note		2.375	03/15/21	29,656,988
5,000,000		United States Treasury Note		2.625	02/28/23	5,013,467
		TOTAL U.S. TREASURY SECURITIES				420,842,444

		TOTAL GOVERNMENT BONDS				659,786,510
		(Cost $666,748,826)

STRUCTURED ASSETS - 29.3%

ASSET BACKED - 4.6%
172,532		Aames Mortgage Trust (Step Bond)		7.396	06/25/32	173,066
		Series - 2002 1 (Class A3)
1,224,475	i	ACE Securities Corp Home Equity Loan Trust	LIBOR 1 M + 0.290%	2.162	08/25/35	1,225,548
		Series - 2005 AG1 (Class A1B2)
56,482	i	ACE Securities Corp Home Equity Loan Trust	LIBOR 1 M + 0.735%	2.607	08/25/35	56,536
		Series - 2005 HE5 (Class M2)
55,677	†,g,m	Asset Backed Funding Corp NIM Trust		5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
1,443,309	i	Asset Backed Securities Corp Home Equity Loan Trust	LIBOR 1 M + 0.750%	1.183	03/25/35	1,448,985
		Series - 2005 HE1 (Class M1)
6,400,000	g,i	Aventura Mall Trust		3.743	12/05/32	6,484,515
		Series - 2013 AVM (Class B)
1,000,000	g	BBCMS Trust		3.631	09/05/32	1,004,792
		Series - 2013 TYSN (Class D)
1,981,667	g	Capital Automotive REIT		3.870	04/15/47	1,974,344
		Series - 2017 1A (Class A1)
5,308		Centex Home Equity		5.540	01/25/32	5,381
		Series - 2002 A (Class AF6)
94,032	i	Centex Home Equity	LIBOR 1 M + 0.645%	2.517	03/25/34	92,748
		Series - 2004 B (Class M1)
122,341	i	Chase Funding Mortgage Loan Asset-Backed Certificates		5.700	02/26/35	114,870
		Series - 2004 2 (Class 1M2)
1,500,000	g,i	COMM 2016-GCT Mortgage Trust		3.461	08/10/29	1,479,596
		Series - 2016 GCT (Class D)
4,987,500	g	DB Master Finance LLC		3.629	11/20/47	4,965,106
		Series - 2017 1A (Class A2I)
14,925,000	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	14,610,530
		Series - 2017 1A (Class A2II)
233

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$2,422,842		Entergy Louisiana Investment Recovery Funding I LLC		2.040%	09/01/23	$2,389,080
		Series - 2011 A (Class A1)
7,250,000	g	Ford Credit Auto Owner Trust		2.510	04/15/26	7,214,280
		Series - 2014 2 (Class B)
2,000,000		Hyundai Auto Receivables Trust		2.010	06/15/21	1,986,977
		Series - 2015 B (Class B)
300,941	i	Lehman XS Trust	LIBOR 1 M + 0.250%	2.122	02/25/36	300,540
		Series - 2006 1 (Class 1A1)
5,055,398	g	MVW Owner Trust		2.420	12/20/34	4,940,114
		Series - 2017 1A (Class A)
5,000,000	g	Palisades Center Trust		3.357	04/13/33	4,919,436
		Series - 2016 PLSD (Class B)
533,715	i	People’s Choice Home Loan Securities Trust	LIBOR 1 M + 0.900%	2.772	10/25/34	534,936
		Series - 2004 2 (Class M1)
1,392,472	i	RAMP	LIBOR 1 M + 0.765%	2.637	06/25/35	1,392,824
		Series - 2005 RS6 (Class M2)
292,562		Residential Funding Mortgage Securities II, Inc (Step Bond)		6.560	02/25/36	303,766
		Series - 2006 HI1 (Class M2)
199,284		Saxon Asset Securities Trust (Step Bond)		6.120	11/25/30	207,653
		Series - 2002 2 (Class AF6)
1,609,706	g	Sierra Timeshare Receivables Funding LLC		2.420	03/20/30	1,601,932
		Series - 2014 1A (Class B)
199,790	g	SLM Student Loan Trust		3.480	10/15/30	200,122
		Series - 2012 B (Class A2)
930,384	g	SpringCastle America Funding LLC		3.050	04/25/29	929,156
		Series - 2016 AA (Class A)
4,937,500	g	Taco Bell Funding LLC		3.832	05/25/46	4,965,002
		Series - 2016 1A (Class A2I)
12,500,000	g	TES LLC		4.330	10/20/47	12,471,770
		Series - 2017 1A (Class A)
		TOTAL ASSET BACKED				77,993,606

OTHER MORTGAGE BACKED - 24.7%
2,668,952	g	Banc of America Commercial Mortgage Trust		5.416	01/15/49	2,703,512
		Series - 2007 1 (Class AM)
558,714	i	Banc of America Funding	LIBOR 1 M + 0.800%	2.622	02/20/35	557,134
		Series - 2005 A (Class 5A3)
3,989,917	i	Bear Stearns ALT-A Trust	LIBOR 1 M + 0.600%	2.472	06/25/34	3,979,606
		Series - 2004 4 (Class A1)
11,335,000	g,i	Bear Stearns Commercial Mortgage Securities Trust		5.300	05/11/39	11,463,025
		Series - 2003 PWR2 (Class H)
9,347,147	g,i	Chase Mortgage Trust		3.750	12/25/45	9,326,862
		Series - 2016 2 (Class M2)
2,145,000	g	Citigroup Commercial Mortgage Trust		4.509	09/10/31	2,132,463
		Series - 2016 SMPL (Class E)
3,625,579	g,i	Citigroup Mortgage Loan Trust	LIBOR 1 M + 0.180%	1.801	05/25/37	3,614,667
		Series - 2015 8 (Class 1A1)
1,794,394	i	Connecticut Avenue Securities	LIBOR 1 M + 0.950%	2.822	05/25/24	1,799,839
		Series - 2014 C02 (Class 1M1)
2,974,937	i	Connecticut Avenue Securities	LIBOR 1 M + 1.950%	3.822	08/25/28	2,991,631
		Series - 2016 C01 (Class 1M1)
234

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$2,261,991	i	Connecticut Avenue Securities	LIBOR 1 M + 2.150%	4.022%	09/25/28	$2,278,940
		Series - 2016 C02 (Class 1M1)
2,076,154	i	Connecticut Avenue Securities	LIBOR 1 M + 2.000%	3.872	10/25/28	2,107,749
		Series - 2016 C03 (Class 1M1)
3,814,645	i	Connecticut Avenue Securities	LIBOR 1 M + 1.350%	3.222	01/25/29	3,832,051
		Series - 2016 C05 (Class 2M1)
8,248,385	i	Connecticut Avenue Securities	LIBOR 1 M + 1.450%	3.322	01/25/29	8,314,268
		Series - 2016 C04 (Class 1M1)
10,177,163	i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	2.165	07/25/29	10,259,278
		Series - 2017 C01 (Class 1M1)
4,624,615	i	Connecticut Avenue Securities	LIBOR 1 M + 1.150%	3.022	09/25/29	4,656,325
		Series - 2017 C02 (Class 2M1)
11,524,691	i	Connecticut Avenue Securities	LIBOR 1 M + 0.950%	2.822	10/25/29	11,589,594
		Series - 2017 C03 (Class 1M1)
3,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.650%	4.522	02/25/30	3,083,285
		Series - 2017 C06 (Class 1M2)
24,683,051	i	Connecticut Avenue Securities	LIBOR 1 M + 0.600%	2.472	07/25/30	24,674,086
		Series - 2018 C01 (Class 1M1)
2,825,000	g	Credit Suisse Commercial Mortgage Trust		3.304	09/15/37	2,798,270
		Series - 2014 USA (Class A1)
1,651,000	g,i	Credit Suisse Commercial Mortgage Trust		5.676	02/15/39	1,651,413
		Series - 2006 C1 (Class H)
12,000,000	g,i	Credit Suisse Commercial Mortgage Trust		5.897	01/15/49	15,189,205
		Series - 2007 C2 (Class C)
1,645,163	g,i	Credit Suisse First Boston Mortgage Securities Corp		5.736	05/15/36	1,666,431
		Series - 2004 C2 (Class E)
3,900,000	g,i	DBUBS Mortgage Trust		5.565	07/10/44	4,025,928
		Series - 2011 LC2A (Class D)
3,435,000	g,i	DBUBS Mortgage Trust		5.565	07/10/44	3,615,383
		Series - 2011 LC2A (Class C)
3,130,000	g,i	DBUBS Mortgage Trust		5.699	11/10/46	3,302,338
		Series - 2011 LC1A (Class C)
706,371		Deutsche Mortgage Securities, Inc Mortgage Loan Trust (Step Bond)		5.440	07/25/34	719,158
		Series - 2004 5 (Class A5B)
14,052,454	g,i	Flagstar Mortgage Trust		3.500	03/25/47	13,905,339
		Series - 2017 1 (Class 1A3)
2,000,000	g,i	GS Mortgage Securities Corp II		3.436	12/10/27	1,984,234
		Series - 2013 KING (Class D)
3,000,000	g	GS Mortgage Securities Corp II		2.954	11/05/34	2,939,253
		Series - 2012 BWTR (Class A)
186,555	i	Homestar Mortgage Acceptance Corp	LIBOR 1 M + 0.900%	2.772	10/25/34	187,485
		Series - 2004 5 (Class A1)
194,339	i	Impac CMB Trust	LIBOR 1 M + 0.660%	2.532	03/25/35	186,243
		Series - 2004 11 (Class 2A1)
1,000,242	i	JP Morgan Alternative Loan Trust	LIBOR 1 M + 0.640%	2.512	01/25/36	973,221
		Series - 2005 A2 (Class 1A2)
3,000,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.787	01/12/39	3,029,047
		Series - 2004 CB8 (Class H)
2,000,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.013	02/15/46	2,067,741
		Series - 2011 C3 (Class B)
235

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$6,170,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.360%	02/15/46	$6,385,854
		Series - 2011 C3 (Class C)
2,500,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.674	02/15/46	2,450,241
		Series - 2011 C3 (Class E)
244,334	g,i	JP Morgan Mortgage Trust		2.698	06/25/46	242,814
		Series - 2016 2 (Class A1)
229,116	g,i	JP Morgan Mortgage Trust		2.861	06/25/46	227,695
		Series - 2016 2 (Class 2A1)
10,974,375	g,i	JP Morgan Mortgage Trust		3.500	01/25/47	10,965,804
		Series - 2017 1 (Class A3)
11,255,298	g,i	JP Morgan Mortgage Trust		3.500	08/25/47	11,253,542
		Series - 2017 3 (Class 1A5)
13,515,419	g,i	JP Morgan Mortgage Trust		3.000	11/25/48	13,367,898
		Series - 2017 4 (Class A6)
3,235,664	†,g,i	LVII Resecuritization Trust	LIBOR 1 M + 2.800%	4.374	07/25/47	3,244,766
		Series - 2015 A (Class A)
2,482,253	i	Morgan Stanley Capital I Trust		5.389	11/12/41	2,482,922
		Series - 2006 HQ10 (Class AJ)
6,500,000	g,i	Morgan Stanley Capital I Trust		5.931	06/11/42	7,021,878
		Series - 2007 T27 (Class B)
550,264	i	Morgan Stanley Capital I Trust		6.251	10/15/42	548,897
		Series - 2006 IQ11 (Class AJ)
4,214,000	g,i	Morgan Stanley Capital I Trust		5.589	06/12/47	4,331,879
		Series - 2005 T19 (Class F)
1,004,082	i	Morgan Stanley Capital I Trust		5.994	06/11/49	1,019,341
		Series - 2007 IQ15 (Class AJ)
50,060		Morgan Stanley Capital I Trust		4.770	07/15/56	49,848
		Series - 0 IQ9 (Class AJ)
500,000		Morgan Stanley Capital I Trust		4.860	07/15/56	500,801
		Series - 2005 IQ9 (Class B)
1,250,000		Morgan Stanley Capital I Trust		5.000	07/15/56	1,239,306
		Series - 2005 IQ9 (Class D)
966,029	g,i	Morgan Stanley Dean Witter Capital I Trust		7.587	07/15/33	1,028,031
		Series - 2001 TOP3 (Class E)
2,724,525	i	Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates	LIBOR 1 M + 0.675%	2.547	04/25/35	2,720,111
		Series - 2005 2 (Class M2)
11,719,002	g,i	Sequoia Mortgage Trust		3.000	03/25/47	11,522,053
		Series - 2017 2 (Class A5)
13,329,164	g,i	Sequoia Mortgage Trust		3.500	04/25/47	13,334,788
		Series - 2017 3 (Class A4)
5,972,537	g,i	Sequoia Mortgage Trust		3.500	07/25/47	5,984,671
		Series - 2017 4 (Class A4)
8,853,242	g,i	Sequoia Mortgage Trust		3.000	08/25/47	8,745,516
		Series - 2017 5 (Class A5)
13,040,918	g,i	Sequoia Mortgage Trust		3.500	09/25/47	13,101,771
		Series - 2017 6 (Class A4)
15,152,604	g,i	Sequoia Mortgage Trust		4.000	12/25/47	15,355,678
		Series - 2017 CH2 (Class A10)
17,238,640	g,i	Sequoia Mortgage Trust		3.500	02/25/48	17,276,892
		Series - 2018 2 (Class A4)
6,959,970	g,i	Shellpoint Co-Originator Trust		3.500	04/25/47	6,993,510
		Series - 2017 1 (Class A4)
236

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$13,700,000	g,i	Station Place Agency Securitization Trust	LIBOR 1 M + 1.000%	2.872%	11/25/50	$13,681,657
		Series - 2017 LD1 (Class B)
2,428,624	i	Structured Adjustable Rate Mortgage Loan Trust	LIBOR 1 M + 0.370%	2.242	07/25/34	2,435,640
		Series - 2004 9XS (Class A)
2,662,838	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	4.072	03/25/25	2,682,900
		Series - 2015 HQ1 (Class M2)
192,365	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.450%	3.322	07/25/28	192,516
		Series - 2016 DNA1 (Class M1)
325,654	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.100%	2.972	12/25/28	325,959
		Series - 2016 DNA3 (Class M1)
3,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.300%	3.172	03/25/29	3,792,249
		Series - 2016 DNA4 (Class M2)
10,745,017	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	3.072	07/25/29	10,838,161
		Series - 2017 DNA1 (Class M1)
19,021,499	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	3.072	10/25/29	19,231,021
		Series - 2017 DNA2 (Class M1)
4,725,614	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.800%	1.959	12/25/29	4,738,309
		Series - 2017 HQA2 (Class M1)
18,414,115	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.750%	2.622	03/25/30	18,467,252
		Series - 2017 DNA3 (Class M1)
2,642,719	g	Tax Ease Funding LLC		3.131	06/15/28	2,629,015
		Series - 2016 1A (Class A)
1,530,000	i	Wachovia Bank Commercial Mortgage Trust		6.208	05/15/46	1,560,600
		Series - 2007 C34 (Class C)
2,055,129	i	Wachovia Bank Commercial Mortgage Trust		6.011	02/15/51	2,107,535
		Series - 2007 C33 (Class AM)
3,215,000		Wells Fargo Commercial Mortgage Trust		3.539	10/15/45	3,226,488
		Series - 2012 LC5 (Class AS)
5,000,000		Wells Fargo Commercial Mortgage Trust		4.142	10/15/45	5,055,219
		Series - 2012 LC5 (Class B)
266,189	g	WFRBS Commercial Mortgage Trust		4.394	06/15/44	268,046
		Series - 2011 C4 (Class A3)
		TOTAL OTHER MORTGAGE BACKED				420,234,078

		TOTAL STRUCTURED ASSETS				498,227,684
		(Cost $501,724,732)

		TOTAL BONDS				1,621,381,773
		(Cost $1,637,213,569)

237

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 3.3%

GOVERNMENT AGENCY DEBT - 0.6%
$9,650,000	Federal Home Loan Bank (FHLB)	1.400%	04/02/18	$9,650,000
	TOTAL GOVERNMENT AGENCY DEBT			9,650,000

TREASURY DEBT - 2.7%
29,925,000	United States Treasury Bill	1.6315-1.667	04/12/18	29,911,401
16,165,000	United States Treasury Bill	1.663	04/19/18	16,152,529
	TOTAL TREASURY DEBT			46,063,930

	TOTAL SHORT-TERM INVESTMENTS			55,713,930
	(Cost $55,711,152)

	TOTAL INVESTMENTS - 101.1%			1,719,766,578
	(Cost $1,735,663,559)
	OTHER ASSETS & LIABILITIES, NET - (1.1)%			(18,663,082)
	NET ASSETS - 100.0%			$1,701,103,496

	Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month
MXN	Mexican Peso
REIT	Real Estate Investment Trust

†	Security is categorized as Level 3 in the fair value hierarchy.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2018, the aggregate value of these securities was $553,521,756 or 31.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
m	Indicates a security that has been deemed illiquid.

Futures contracts outstanding as of March 31, 2018 were as follows (see Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US 10YR NOTE (CBT)	(241)	6/20/18	$(28,977,775)	$(29,194,890)	$(217,115)
US 5YR NOTE (CBT)	(510)	6/29/18	(58,051,063)	(58,375,078)	(324,015)
Total	(751)		$(87,028,838)	$(87,569,968)	$(541,130)

238

TIAA-CREF FUNDS - Short-Term Bond Index Fund

TIAA-CREF FUNDS
SHORT-TERM BOND INDEX FUND
SCHEDULE OF INVESTMENTS
March 31, 2018

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
BONDS - 99.7%

CORPORATE BONDS - 24.4%

AUTOMOBILES & COMPONENTS - 0.1%
$100,000	Honeywell International, Inc	1.400%	10/30/19	$98,182
100,000	Honeywell International, Inc	1.800	10/30/19	98,676
	TOTAL AUTOMOBILES & COMPONENTS			196,858

BANKS - 6.7%
250,000	Australia & New Zealand Banking Group Ltd	2.050	09/23/19	246,905
250,000	Australia & New Zealand Banking Group Ltd	2.250	11/09/20	244,980
700,000	Bank of America Corp	2.650	04/01/19	699,596
200,000	Bank of America Corp	2.151	11/09/20	196,027
300,000	Bank of America Corp	5.875	01/05/21	321,923
250,000	Bank of America Corp	2.369	07/21/21	245,289
400,000	Bank of America Corp	2.328	10/01/21	391,097
100,000	Bank of Montreal	1.500	07/18/19	98,294
100,000	Bank of Montreal	1.750	09/11/19	98,526
100,000	Bank of Montreal	2.100	12/12/19	98,665
100,000	Bank of Montreal	2.100	06/15/20	98,096
300,000	Bank of Nova Scotia	1.650	06/14/19	296,098
100,000	Bank of Nova Scotia	2.150	07/14/20	98,079
100,000	Bank of Nova Scotia	2.500	01/08/21	98,487
298,000	Bank of Nova Scotia	2.450	03/22/21	293,084
200,000	Barclays Bank plc	2.650	01/11/21	197,489
300,000	Barclays plc	2.750	11/08/19	297,634
200,000	Barclays plc	3.250	01/12/21	198,618
100,000	BB&T Corp	2.150	02/01/21	97,882
300,000	BPCE S.A.	2.650	02/03/21	294,988
250,000	Branch Banking & Trust Co	1.450	05/10/19	246,387
250,000	Branch Banking & Trust Co	2.100	01/15/20	246,434
250,000	Branch Banking & Trust Co	2.250	06/01/20	246,123
100,000	Canadian Imperial Bank of Commerce	1.600	09/06/19	98,317
100,000	Canadian Imperial Bank of Commerce	2.100	10/05/20	97,727
150,000	Canadian Imperial Bank of Commerce	2.700	02/02/21	148,424
300,000	Capital One Bank USA NA	2.950	07/23/21	295,508
250,000	CitiBank NA	2.000	03/20/19	248,416
250,000	CitiBank NA	1.850	09/18/19	246,601
250,000	CitiBank NA	2.100	06/12/20	245,140
100,000	CitiBank NA	2.125	10/20/20	97,778
500,000	CitiBank NA	2.850	02/12/21	496,116
100,000	Citigroup, Inc	2.050	06/07/19	99,073
500,000	Citigroup, Inc	2.450	01/10/20	495,302
200,000	Citigroup, Inc	2.700	03/30/21	197,111
250,000	Citizens Bank NA	2.250	03/02/20	245,689
239

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$250,000	Citizens Bank NA	2.250%	10/30/20	$243,512
200,000	Comerica, Inc	2.500	06/02/20	197,500
250,000	Commonwealth Bank of Australia	2.050	03/15/19	248,555
250,000	Commonwealth Bank of Australia	2.300	09/06/19	248,101
250,000	Cooperatieve Rabobank UA	1.375	08/09/19	244,935
300,000	Cooperatieve Rabobank UA	2.500	01/19/21	295,072
300,000	Deutsche Bank AG.	2.850	05/10/19	298,915
100,000	Deutsche Bank AG.	2.700	07/13/20	97,868
300,000	Deutsche Bank AG.	3.150	01/22/21	295,478
250,000	Discover Bank	3.100	06/04/20	249,051
150,000	Fifth Third Bancorp	2.300	03/15/19	149,368
200,000	Fifth Third Bank	1.625	09/27/19	196,547
200,000	Fifth Third Bank	2.200	10/30/20	195,287
300,000	HSBC USA, Inc	2.350	03/05/20	296,038
200,000	HSBC USA, Inc	2.750	08/07/20	198,463
250,000	Huntington National Bank	2.375	03/10/20	246,468
250,000	Industrial & Commercial Bank of China Ltd	2.157	11/13/18	248,957
200,000	JPMorgan Chase & Co	1.850	03/22/19	198,421
500,000	JPMorgan Chase & Co	2.750	06/23/20	497,144
700,000	JPMorgan Chase & Co	2.550	10/29/20	691,214
250,000	JPMorgan Chase Bank NA	1.650	09/23/19	246,545
250,000	JPMorgan Chase Bank NA	2.604	02/01/21	248,615
175,000	KeyBank NA	2.350	03/08/19	174,399
250,000	KeyBank NA	2.250	03/16/20	246,730
250,000	KeyBank NA	3.375	03/07/23	250,900
100,000	Lloyds Bank plc	2.700	08/17/20	98,952
250,000	Manufacturers & Traders Trust Co	2.050	08/17/20	244,294
300,000	Mitsubishi UFJ Financial Group, Inc	2.998	02/22/22	295,960
100,000	MUFG Americas Holdings Corp	2.250	02/10/20	98,455
100,000	National Australia Bank Ltd	1.375	07/12/19	98,345
250,000	National Australia Bank Ltd	2.250	01/10/20	247,676
250,000	National Australia Bank Ltd	2.500	01/12/21	245,621
250,000	National Bank of Canada	2.200	11/02/20	244,211
250,000	PNC Bank NA	1.950	03/04/19	248,422
250,000	PNC Bank NA	1.450	07/29/19	245,579
250,000	PNC Bank NA	2.000	05/19/20	245,136
250,000	PNC Bank NA	2.450	11/05/20	246,102
250,000	PNC Bank NA	2.500	01/22/21	246,309
250,000	Regions Bank	2.750	04/01/21	246,893
100,000	Royal Bank of Canada	1.625	04/15/19	98,896
300,000	Royal Bank of Canada	1.500	07/29/19	295,080
100,000	Royal Bank of Canada	2.125	03/02/20	98,549
100,000	Royal Bank of Canada	2.150	10/26/20	97,809
55,000	Santander Holdings USA, Inc	2.700	05/24/19	54,861
200,000	Santander UK Group Holdings plc	2.875	10/16/20	198,104
100,000	Santander UK plc	2.500	03/14/19	99,647
200,000	Santander UK plc	2.125	11/03/20	195,323
200,000	Santander UK plc	2.500	01/05/21	196,713
250,000	Skandinaviska Enskilda Banken AB	1.500	09/13/19	245,273
250,000	Sumitomo Mitsui Banking Corp	2.092	10/18/19	246,687
250,000	Sumitomo Mitsui Banking Corp	2.514	01/17/20	247,539
250,000	Sumitomo Mitsui Banking Corp	2.650	07/23/20	246,984
240

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	SunTrust Bank	2.250%	01/31/20	$98,644
100,000	SunTrust Bank	2.590	01/29/21	99,324
250,000	Svenska Handelsbanken AB	1.500	09/06/19	245,358
250,000	Svenska Handelsbanken AB	1.950	09/08/20	243,608
100,000	Toronto-Dominion Bank	1.450	08/13/19	98,289
100,000	Toronto-Dominion Bank	1.900	10/24/19	98,654
100,000	Toronto-Dominion Bank	1.850	09/11/20	97,307
300,000	Toronto-Dominion Bank	2.500	12/14/20	296,184
100,000	Toronto-Dominion Bank	2.550	01/25/21	98,764
250,000	US Bank NA	2.350	01/23/20	247,948
450,000	US Bank NA	2.000	01/24/20	443,802
250,000	Wells Fargo Bank NA	1.750	05/24/19	247,148
250,000	Wells Fargo Bank NA	2.150	12/06/19	247,283
250,000	Wells Fargo Bank NA	2.600	01/15/21	246,471
100,000	Westpac Banking Corp	1.650	05/13/19	98,771
100,000	Westpac Banking Corp	1.600	08/19/19	98,406
400,000	Westpac Banking Corp	2.150	03/06/20	393,920
300,000	Westpac Banking Corp	2.300	05/26/20	295,639
100,000	Westpac Banking Corp	2.650	01/25/21	98,854
	TOTAL BANKS			24,033,780

CAPITAL GOODS - 1.0%
200,000	Air Lease Corp	2.125	01/15/20	196,443
100,000	Air Lease Corp	2.500	03/01/21	98,043
100,000	Caterpillar Financial Services Corp	1.900	03/22/19	99,345
100,000	Caterpillar Financial Services Corp	1.350	05/18/19	98,608
100,000	Caterpillar Financial Services Corp	2.000	11/29/19	98,754
100,000	Caterpillar Financial Services Corp	2.100	01/10/20	98,852
200,000	Caterpillar Financial Services Corp	2.000	03/05/20	196,924
100,000	Caterpillar Financial Services Corp	1.850	09/04/20	97,615
100,000	Caterpillar Financial Services Corp	2.900	03/15/21	99,628
100,000	Fortive Corp	1.800	06/15/19	98,791
100,000	Illinois Tool Works, Inc	6.250	04/01/19	103,479
100,000	Ingersoll-Rand Global Holding Co Ltd	2.900	02/21/21	99,731
100,000	Ingersoll-Rand Luxembourg Finance S.A.	2.625	05/01/20	99,174
100,000	John Deere Capital Corp	2.200	03/13/20	98,907
100,000	John Deere Capital Corp	2.350	01/08/21	98,427
500,000	John Deere Capital Corp	2.550	01/08/21	495,414
100,000	John Deere Capital Corp	2.875	03/12/21	99,713
300,000	Lam Research Corp	2.750	03/15/20	298,698
250,000	Lockheed Martin Corp	2.500	11/23/20	247,676
175,000	Raytheon Co	3.125	10/15/20	176,022
100,000	Rockwell Collins, Inc	1.950	07/15/19	98,905
100,000	Roper Technologies, Inc	3.000	12/15/20	99,637
150,000	United Technologies Corp	1.500	11/01/19	147,162
100,000	United Technologies Corp	1.900	05/04/20	97,966
	TOTAL CAPITAL GOODS			3,443,914
241

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
$100,000	eBay, Inc	2.150%	06/05/20	$98,118
150,000	Republic Services, Inc	5.000	03/01/20	155,526
70,000	Thomson Reuters Corp	4.700	10/15/19	71,835
300,000	Visa, Inc	2.200	12/14/20	295,366
	TOTAL COMMERCIAL & PROFESSIONAL SERVICES			620,845

CONSUMER DURABLES & APPAREL - 0.1%
100,000	DR Horton, Inc	3.750	03/01/19	100,459
100,000	DR Horton, Inc	2.550	12/01/20	98,463
100,000	Newell Rubbermaid, Inc	3.150	04/01/21	99,062
	TOTAL CONSUMER DURABLES & APPAREL			297,984

CONSUMER SERVICES - 0.1%
250,000	McDonald’s Corp	2.750	12/09/20	248,725
100,000	Starbucks Corp	2.200	11/22/20	98,604
	TOTAL CONSUMER SERVICES			347,329

DIVERSIFIED FINANCIALS - 4.7%
300,000	AerCap Ireland Capital DAC	4.250	07/01/20	305,256
200,000	AerCap Ireland Capital Ltd	5.000	10/01/21	208,145
100,000	American Express Co	2.200	10/30/20	97,507
200,000	American Express Credit Corp	1.875	05/03/19	198,133
100,000	American Express Credit Corp	1.700	10/30/19	98,264
300,000	American Express Credit Corp	2.200	03/03/20	295,768
200,000	American Express Credit Corp	2.375	05/26/20	197,381
100,000	American Honda Finance Corp	1.200	07/12/19	98,176
200,000	American Honda Finance Corp	2.000	11/13/19	198,004
100,000	American Honda Finance Corp	2.000	02/14/20	98,503
100,000	American Honda Finance Corp	1.950	07/20/20	97,848
100,000	American Honda Finance Corp	2.650	02/12/21	99,476
200,000	Ameriprise Financial, Inc	5.300	03/15/20	208,422
100,000	Ares Capital Corp	3.875	01/15/20	101,031
100,000	Bank of New York Mellon Corp	2.300	09/11/19	99,220
250,000	Bank of New York Mellon Corp	2.150	02/24/20	246,647
300,000	Bank of New York Mellon Corp	2.500	04/15/21	294,101
200,000	Berkshire Hathaway, Inc	2.200	03/15/21	197,395
100,000	BlackRock, Inc	5.000	12/10/19	103,843
200,000	BNP Paribas S.A.	2.375	05/21/20	197,792
250,000	BNP Paribas S.A.	5.000	01/15/21	263,092
400,000	Capital One Financial Corp	2.400	10/30/20	392,024
100,000	CBOE Holdings, Inc	1.950	06/28/19	98,822
100,000	Credit Suisse	2.300	05/28/19	99,356
651,000	Credit Suisse Group Funding Guernsey Ltd	3.125	12/10/20	647,276
200,000	Ford Motor Credit Co LLC	2.262	03/28/19	198,638
200,000	Ford Motor Credit Co LLC	2.021	05/03/19	197,891
100,000	Ford Motor Credit Co LLC	1.897	08/12/19	98,430
200,000	Ford Motor Credit Co LLC	2.681	01/09/20	198,297
175,000	Ford Motor Credit Co LLC	2.425	06/12/20	171,761
200,000	Ford Motor Credit Co LLC	2.343	11/02/20	194,723
300,000	Ford Motor Credit Co LLC	3.200	01/15/21	297,480
200,000	Ford Motor Credit Co LLC	3.470	04/05/21	199,692
500,000	GE Capital International Funding Co	2.342	11/15/20	488,906
400,000	General Electric Capital Corp	2.200	01/09/20	394,783
242

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	General Electric Capital Corp	4.625%	01/07/21	$310,778
100,000	General Motors Financial Co, Inc	2.400	05/09/19	99,490
100,000	General Motors Financial Co, Inc	2.350	10/04/19	99,091
300,000	General Motors Financial Co, Inc	2.650	04/13/20	296,332
100,000	General Motors Financial Co, Inc	2.450	11/06/20	97,762
300,000	General Motors Financial Co, Inc	4.200	03/01/21	305,709
100,000	Goldman Sachs Group, Inc	1.950	07/23/19	98,877
1,200,000	Goldman Sachs Group, Inc	2.300	12/13/19	1,187,051
200,000	Goldman Sachs Group, Inc	2.600	12/27/20	197,041
300,000	Goldman Sachs Group, Inc	2.875	02/25/21	296,881
200,000	IBM Credit LLC	1.625	09/06/19	197,297
100,000	Jefferies Group, Inc	8.500	07/15/19	106,856
700,000	Morgan Stanley	2.375	07/23/19	694,870
500,000	Morgan Stanley	2.650	01/27/20	496,868
500,000	Morgan Stanley	2.800	06/16/20	496,573
250,000	National Rural Utilities Cooperative Finance Corp	2.300	11/15/19	248,347
116,000	Nomura Holdings, Inc	6.700	03/04/20	123,644
50,000	Oesterreichische Kontrollbank AG.	1.125	05/29/18	49,933
100,000	Oesterreichische Kontrollbank AG.	1.125	04/26/19	98,704
250,000	Oesterreichische Kontrollbank AG.	1.500	10/21/20	243,414
100,000	PACCAR Financial Corp	1.950	02/27/20	98,501
100,000	PACCAR Financial Corp	2.800	03/01/21	99,627
400,000	Shire Acquisitions Investments Ireland DAC	1.900	09/23/19	393,364
300,000	State Street Corp	2.550	08/18/20	298,210
200,000	Synchrony Financial	3.750	08/15/21	201,635
100,000	Toyota Motor Credit Corp	1.400	05/20/19	98,711
100,000	Toyota Motor Credit Corp	1.550	10/18/19	98,190
100,000	Toyota Motor Credit Corp	2.200	01/10/20	99,107
100,000	Toyota Motor Credit Corp	1.950	04/17/20	98,342
200,000	Toyota Motor Credit Corp	3.400	09/15/21	202,788
500,000	UBS AG.	2.350	03/26/20	492,932
150,000	Unilever Capital Corp	1.800	05/05/20	147,310
200,000	Unilever Capital Corp	2.750	03/22/21	199,471
900,000	Wells Fargo & Co	2.600	07/22/20	891,290
300,000	Wells Fargo & Co	3.000	01/22/21	298,452
	TOTAL DIVERSIFIED FINANCIALS			16,845,531

ENERGY - 1.6%
100,000	BP Capital Markets plc	1.676	05/03/19	98,966
100,000	BP Capital Markets plc	1.768	09/19/19	98,722
400,000	BP Capital Markets plc	2.315	02/13/20	395,596
200,000	BP Capital Markets plc	3.561	11/01/21	202,867
100,000	Cenovus Energy, Inc	5.700	10/15/19	103,430
100,000	Chevron Corp	1.561	05/16/19	99,043
200,000	Chevron Corp	1.961	03/03/20	197,124
100,000	Chevron Corp	1.991	03/03/20	98,859
300,000	Chevron Corp	2.427	06/24/20	298,377
100,000	Enbridge Energy Partners LP	4.375	10/15/20	102,202
200,000	Energy Transfer Partners LP	4.150	10/01/20	202,752
200,000	Enterprise Products Operating LLC	5.200	09/01/20	209,304
100,000	Enterprise Products Operating LLC	2.800	02/15/21	98,892
100,000	EOG Resources, Inc	2.450	04/01/20	98,980
243

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		EOG Resources, Inc	4.100%	02/01/21	$204,571
100,000		EQT Corp	2.500	10/01/20	97,792
150,000		Exxon Mobil Corp	1.912	03/06/20	147,850
200,000		Exxon Mobil Corp	2.222	03/01/21	197,134
360,000		Kinder Morgan, Inc	3.050	12/01/19	359,081
200,000		Marathon Petroleum Corp	5.125	03/01/21	211,121
150,000		Plains All American Pipeline LP	2.600	12/15/19	148,045
250,000		Sabine Pass Liquefaction LLC	5.625	02/01/21	262,811
100,000		Shell International Finance BV	1.375	05/10/19	98,712
600,000		Shell International Finance BV	1.375	09/12/19	589,232
150,000		Shell International Finance BV	4.375	03/25/20	154,529
300,000		Total Capital S.A.	4.450	06/24/20	309,778
200,000		TransCanada PipeLines Ltd	2.125	11/15/19	197,799
100,000		Valero Energy Corp	6.125	02/01/20	105,523
200,000		Williams Partners LP	5.250	03/15/20	207,218
		TOTAL ENERGY			5,596,310

FOOD & STAPLES RETAILING - 0.5%
300,000		CVS Health Corp	3.125	03/09/20	300,583
350,000		CVS Health Corp	2.800	07/20/20	347,779
375,000		CVS Health Corp	3.350	03/09/21	376,976
100,000		Kroger Co	1.500	09/30/19	97,651
200,000		Kroger Co	6.150	01/15/20	210,957
150,000		SYSCO Corp	1.900	04/01/19	148,853
250,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	248,760
		TOTAL FOOD & STAPLES RETAILING			1,731,559

FOOD, BEVERAGE & TOBACCO - 1.3%
100,000		Altria Group, Inc	9.250	08/06/19	108,388
100,000		Altria Group, Inc	2.625	01/14/20	99,399
800,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	793,600
200,000		Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	208,150
100,000	g	BAT Capital Corp	2.297	08/14/20	98,032
200,000		Campbell Soup Co	3.300	03/15/21	201,151
100,000		Coca-Cola Co	1.375	05/30/19	98,761
300,000		Coca-Cola Co	3.150	11/15/20	302,344
200,000		Coca-Cola Femsa SAB de C.V.	4.625	02/15/20	205,572
100,000		Constellation Brands, Inc	2.000	11/07/19	98,614
100,000		Constellation Brands, Inc	2.250	11/06/20	97,833
100,000		General Mills, Inc	2.200	10/21/19	98,626
100,000		JM Smucker Co	2.200	12/06/19	98,784
200,000		Kellogg Co	4.000	12/15/20	204,722
100,000		Kraft Foods, Inc	5.375	02/10/20	104,005
300,000		Kraft Heinz Foods Co	2.800	07/02/20	297,884
138,000		Mead Johnson Nutrition Co	3.000	11/15/20	137,444
100,000		Molson Coors Brewing Co	1.450	07/15/19	98,146
100,000		Molson Coors Brewing Co	2.250	03/15/20	98,547
100,000		PepsiCo, Inc	1.550	05/02/19	99,039
100,000		PepsiCo, Inc	1.350	10/04/19	98,190
300,000		PepsiCo, Inc	3.125	11/01/20	302,771
100,000		Philip Morris International, Inc	1.875	11/01/19	98,633
300,000		Philip Morris International, Inc	2.000	02/21/20	295,511
200,000		Reynolds American, Inc	3.250	06/12/20	199,994
		TOTAL FOOD, BEVERAGE & TOBACCO			4,544,140
244

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
HEALTH CARE EQUIPMENT & SERVICES - 0.4%
$100,000	Anthem, Inc	2.500%	11/21/20	$98,291
100,000	Becton Dickinson and Co	2.133	06/06/19	98,861
200,000	Becton Dickinson and Co	2.404	06/05/20	196,170
200,000	Boston Scientific Corp	2.850	05/15/20	198,675
100,000	Cardinal Health, Inc	1.948	06/14/19	98,908
100,000	Express Scripts Holding Co	2.250	06/15/19	99,376
100,000	Express Scripts Holding Co	2.600	11/30/20	98,190
100,000	McKesson Corp	2.284	03/15/19	99,462
200,000	Medtronic Global Holdings S.C.A	1.700	03/28/19	198,163
200,000	Medtronic, Inc	2.500	03/15/20	198,865
100,000	Stryker Corp	2.000	03/08/19	99,338
100,000	Zimmer Holdings, Inc	2.700	04/01/20	98,903
	TOTAL HEALTH CARE EQUIPMENT & SERVICES			1,583,202

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
100,000	Estee Lauder Cos, Inc	1.800	02/07/20	98,261
200,000	Procter & Gamble Co	1.900	11/01/19	198,434
	TOTAL HOUSEHOLD & PERSONAL PRODUCTS			296,695

INSURANCE - 0.5%
200,000	ACE INA Holdings, Inc	2.300	11/03/20	196,948
200,000	Aflac, Inc	2.400	03/16/20	197,967
100,000	American International Group, Inc	2.300	07/16/19	99,063
300,000	American International Group, Inc	3.300	03/01/21	300,260
100,000	Berkshire Hathaway Finance Corp	1.700	03/15/19	99,312
100,000	Berkshire Hathaway Finance Corp	1.300	08/15/19	98,180
260,000	Hartford Financial Services Group, Inc	5.500	03/30/20	271,804
100,000	Humana, Inc	2.500	12/15/20	98,116
100,000	Prudential Financial, Inc	2.350	08/15/19	99,351
200,000	UnitedHealth Group, Inc	2.700	07/15/20	199,087
100,000	UnitedHealth Group, Inc	1.950	10/15/20	97,678
200,000	WellPoint, Inc	2.250	08/15/19	198,063
	TOTAL INSURANCE			1,955,829

MATERIALS - 0.4%
100,000	Dow Chemical Co	8.550	05/15/19	106,135
275,000	Dow Chemical Co	4.250	11/15/20	282,086
100,000	EI du Pont de Nemours & Co	4.625	01/15/20	103,096
100,000	EI du Pont de Nemours & Co	2.200	05/01/20	98,606
400,000	LyondellBasell Industries NV	5.000	04/15/19	406,060
200,000	Newmont Mining Corp	3.500	03/15/22	200,235
100,000	Packaging Corp of America	2.450	12/15/20	98,405
100,000	Praxair, Inc	2.250	09/24/20	98,433
100,000	Sherwin-Williams Co	2.250	05/15/20	98,328
	TOTAL MATERIALS			1,491,384
245

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
MEDIA - 0.6%
$200,000		CBS Corp	2.300%	08/15/19	$198,361
200,000		Charter Communications Operating LLC	3.579	07/23/20	200,537
100,000		Comcast Corp	5.150	03/01/20	104,041
100,000		Discovery Communications LLC	5.050	06/01/20	103,955
200,000		NBC Universal Media LLC	5.150	04/30/20	208,728
200,000		Omnicom Group, Inc	4.450	08/15/20	206,007
400,000		Time Warner Cable, Inc	8.250	04/01/19	419,754
150,000		Time Warner, Inc	2.100	06/01/19	148,640
200,000		Time Warner, Inc	4.750	03/29/21	208,823
100,000		Walt Disney Co	0.875	07/12/19	97,895
100,000		Walt Disney Co	1.950	03/04/20	98,578
200,000		Walt Disney Co	1.800	06/05/20	195,932
		TOTAL MEDIA			2,191,251

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%
126,000		Abbott Laboratories	2.350	11/22/19	124,902
200,000		Abbott Laboratories	2.800	09/15/20	198,981
450,000		AbbVie, Inc	2.500	05/14/20	444,123
500,000		Actavis Funding SCS	3.000	03/12/20	497,366
200,000		Amgen, Inc	2.200	05/22/19	198,726
200,000		Amgen, Inc	2.125	05/01/20	196,479
150,000		Amgen, Inc	2.200	05/11/20	147,865
200,000		AstraZeneca plc	2.375	11/16/20	196,807
200,000		Biogen, Inc	2.900	09/15/20	198,752
100,000		Celgene Corp	2.250	05/15/19	99,255
500,000		Celgene Corp	2.875	02/19/21	496,487
100,000		Gilead Sciences, Inc	1.850	09/20/19	98,744
200,000		Gilead Sciences, Inc	2.550	09/01/20	198,358
100,000		Johnson & Johnson	1.125	03/01/19	98,912
100,000		Johnson & Johnson	1.950	11/10/20	98,356
100,000		Merck & Co, Inc	1.850	02/10/20	98,734
300,000		Merck & Co, Inc	3.875	01/15/21	308,560
100,000		Mylan NV	2.500	06/07/19	99,216
300,000		Novartis Capital Corp	1.800	02/14/20	295,395
100,000		Pfizer, Inc	1.450	06/03/19	98,860
600,000		Pfizer, Inc	1.700	12/15/19	591,972
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			4,786,850

REAL ESTATE - 0.4%
250,000		American Tower Corp	3.300	02/15/21	249,899
200,000		Boston Properties LP	4.125	05/15/21	205,107
200,000		Digital Realty Trust LP	3.400	10/01/20	201,173
250,000		HCP, Inc	2.625	02/01/20	247,374
300,000		Health Care REIT, Inc	4.125	04/01/19	303,555
100,000		Simon Property Group LP	2.500	09/01/20	98,889
200,000		Ventas Realty LP	4.750	06/01/21	208,065
		TOTAL REAL ESTATE			1,514,062

RETAILING - 0.3%
200,000		Amazon.com, Inc	2.600	12/05/19	199,967
100,000	g	Amazon.com, Inc	1.900	08/21/20	97,898
246

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		Costco Wholesale Corp	1.750%	02/15/20	$98,337
100,000		Home Depot, Inc	2.000	06/15/19	99,480
100,000		Home Depot, Inc	1.800	06/05/20	98,221
100,000		Lowe’s Cos, Inc	1.150	04/15/19	98,600
100,000		Target Corp	2.300	06/26/19	99,766
450,000		Wal-Mart Stores, Inc	1.900	12/15/20	441,160
		TOTAL RETAILING			1,233,429

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
100,000		Analog Devices, Inc	2.950	01/12/21	99,653
100,000		Intel Corp	1.850	05/11/20	98,420
200,000		Intel Corp	2.450	07/29/20	198,835
200,000		Texas Instruments, Inc	1.750	05/01/20	196,034
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			592,942

SOFTWARE & SERVICES - 0.8%
250,000		Adobe Systems, Inc	4.750	02/01/20	258,211
100,000		Baidu, Inc	3.000	06/30/20	99,376
200,000		CA, Inc	5.375	12/01/19	207,037
100,000		DXC Technology Co	2.875	03/27/20	99,432
100,000		Fidelity National Information Services, Inc	2.250	08/15/21	96,620
300,000		International Business Machines Corp	1.800	05/17/19	297,655
100,000		International Business Machines Corp	1.900	01/27/20	98,727
200,000		Microsoft Corp	1.100	08/08/19	196,647
300,000		Microsoft Corp	1.850	02/06/20	296,976
500,000		Microsoft Corp	2.000	11/03/20	491,608
500,000		Oracle Corp	3.875	07/15/20	511,784
100,000		VMware, Inc	2.300	08/21/20	97,247
100,000		Xerox Corp	2.750	03/15/19	99,775
		TOTAL SOFTWARE & SERVICES			2,851,095

TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
100,000		Amphenol Corp	2.200	04/01/20	98,562
200,000		Apple, Inc	1.100	08/02/19	196,403
200,000		Apple, Inc	1.500	09/12/19	197,238
100,000		Apple, Inc	1.800	11/13/19	98,951
100,000		Apple, Inc	1.900	02/07/20	98,842
100,000		Apple, Inc	1.800	05/11/20	98,378
100,000		Apple, Inc	2.000	11/13/20	98,244
400,000		Apple, Inc	2.250	02/23/21	393,916
292,000		Broadcom Corp	2.375	01/15/20	287,896
100,000		Broadcom Corp	2.200	01/15/21	97,095
100,000		Cisco Systems, Inc	1.400	09/20/19	98,393
200,000		Cisco Systems, Inc	4.450	01/15/20	206,196
500,000		Cisco Systems, Inc	2.450	06/15/20	496,900
300,000	g	Diamond Finance Corp	3.480	06/01/19	301,337
300,000		Hewlett Packard Enterprise Co	3.600	10/15/20	302,733
250,000		L-3 Communications Corp	4.950	02/15/21	260,494
100,000		QUALCOMM, Inc	1.850	05/20/19	99,303
100,000		QUALCOMM, Inc	2.100	05/20/20	98,847
100,000		QUALCOMM, Inc	2.250	05/20/20	98,326
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			3,628,054
247

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
TELECOMMUNICATION SERVICES - 0.6%
$200,000		Alibaba Group Holding Ltd	2.500%	11/28/19	$198,620
250,000		America Movil SAB de C.V.	5.000	03/30/20	258,351
400,000		AT&T, Inc	2.300	03/11/19	398,540
264,000		AT&T, Inc	5.200	03/15/20	274,261
200,000		AT&T, Inc	2.450	06/30/20	197,678
197,000		Deutsche Telekom International Finance BV	6.000	07/08/19	204,747
300,000		Orange S.A.	1.625	11/03/19	293,762
250,000		Telefonica Emisiones SAU	5.134	04/27/20	259,647
100,000		Vodafone Group plc	5.450	06/10/19	103,114
		TOTAL TELECOMMUNICATION SERVICES			2,188,720

TRANSPORTATION - 0.5%
200,000		Boeing Co	1.650	10/30/20	194,864
200,000		Canadian National Railway Co	2.400	02/03/20	199,212
100,000		Delta Air Lines, Inc	2.875	03/13/20	99,337
100,000		Delta Air Lines, Inc	2.600	12/04/20	98,104
100,000		FedEx Corp	2.300	02/01/20	98,940
200,000		Northrop Grumman Corp	2.080	10/15/20	195,682
100,000		Royal Caribbean Cruises Ltd	2.650	11/28/20	98,490
250,000		Ryder System, Inc	2.500	05/11/20	246,807
250,000		Union Pacific Corp	2.250	06/19/20	247,495
100,000		United Parcel Service, Inc	5.125	04/01/19	102,731
100,000		United Parcel Service, Inc	2.050	04/01/21	97,786
		TOTAL TRANSPORTATION			1,679,448

UTILITIES - 1.0%
200,000		Berkshire Hathaway Energy Co	2.400	02/01/20	198,320
100,000	g	Berkshire Hathaway Energy Co	2.375	01/15/21	98,302
200,000		Commonwealth Edison Co	4.000	08/01/20	204,484
100,000		Consolidated Edison, Inc	2.000	03/15/20	98,296
100,000		Consumers Energy Co	6.125	03/15/19	103,239
100,000		Dominion Energy, Inc	2.579	07/01/20	98,724
250,000		Dominion Gas Holdings LLC	2.800	11/15/20	247,551
100,000		Dominion Resources, Inc (Step Bond)	2.962	07/01/19	99,809
75,000		Dominion Resources, Inc	1.600	08/15/19	73,703
300,000		Duke Energy Carolinas LLC	4.300	06/15/20	308,034
100,000		Edison International	2.125	04/15/20	98,150
100,000		Emera US Finance LP	2.150	06/15/19	98,805
100,000		Eversource Energy	2.500	03/15/21	98,457
200,000		Exelon Generation Co LLC	2.950	01/15/20	199,422
100,000		Georgia Power Co	2.000	03/30/20	98,390
100,000		Georgia Power Co	2.000	09/08/20	97,712
200,000		Indiana Michigan Power Co	7.000	03/15/19	207,520
100,000		NextEra Energy Capital Holdings, Inc	2.300	04/01/19	99,465
100,000		Northern States Power Co	2.200	08/15/20	98,782
300,000		Pacific Gas & Electric Co	3.500	10/01/20	301,981
100,000		Pinnacle West Capital Corp	2.250	11/30/20	97,605
100,000		Public Service Enterprise Group, Inc	1.600	11/15/19	97,693
100,000		Sempra Energy	1.625	10/07/19	98,055
248

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Sempra Energy	2.400%	02/01/20	$197,844
100,000	Southern Co	1.850	07/01/19	98,649
100,000	Southern Power Co	1.950	12/15/19	98,240
	TOTAL UTILITIES			3,617,232

	TOTAL CORPORATE BONDS			87,268,443
	(Cost $88,510,678)

GOVERNMENT BONDS - 75.3%

AGENCY SECURITIES - 5.3%
750,000	Federal Farm Credit Bank (FFCB)	0.750	04/18/18	749,651
1,000,000	FFCB	2.375	03/27/20	999,771
2,500,000	Federal Home Loan Bank (FHLB)	0.875	06/29/18	2,494,302
500,000	FHLB	2.125	02/11/20	497,955
2,400,000	FHLB	1.875	03/13/20	2,377,298
750,000	FHLB	1.125	07/14/21	718,420
2,300,000	Federal Home Loan Mortgage Corp (FHLMC)	1.250	08/01/19	2,270,114
2,500,000	FHLMC	1.875	11/17/20	2,462,813
500,000	FHLMC	2.375	02/16/21	498,499
1,050,000	Federal National Mortgage Association (FNMA)	0.875	08/02/19	1,031,029
3,500,000	FNMA	1.750	11/26/19	3,470,618
1,000,000	FNMA	1.500	11/30/20	976,591
300,000	Private Export Funding Corp (PEFCO)	1.450	08/15/19	295,963
200,000	Ukraine Government AID Bonds	1.847	05/29/20	197,860
	TOTAL AGENCY SECURITIES			19,040,884

FOREIGN GOVERNMENT BONDS - 7.4%
100,000	African Development Bank	1.625	10/02/18	99,755
200,000	African Development Bank	1.000	11/02/18	198,624
200,000	African Development Bank	1.875	03/16/20	197,745
150,000	African Development Bank	2.625	03/22/21	149,873
200,000	Asian Development Bank	0.875	10/05/18	198,708
100,000	Asian Development Bank	1.375	01/15/19	99,351
400,000	Asian Development Bank	1.875	04/12/19	398,452
300,000	Asian Development Bank	1.750	01/10/20	296,615
500,000	Asian Development Bank	1.375	03/23/20	489,803
200,000	Canada Government International Bond	1.625	02/27/19	198,915
200,000	Colombia Government International Bond	7.375	03/18/19	208,200
100,000	Corp Andina de Fomento	2.000	05/10/19	99,244
100,000	Corp Andina de Fomento	2.200	07/18/20	98,712
300,000	Council Of Europe Development Bank	1.000	02/04/19	296,726
100,000	Council Of Europe Development Bank	1.500	05/17/19	99,124
600,000	European Bank for Reconstruction & Development	1.750	11/26/19	593,908
500,000	European Investment Bank	1.000	06/15/18	498,785
600,000	European Investment Bank	1.250	05/15/19	593,152
200,000	European Investment Bank	1.625	08/14/20	195,899
2,000,000	European Investment Bank	2.875	09/15/20	2,014,616
500,000	European Investment Bank	2.375	05/13/21	495,976
100,000	Export Development Canada	1.000	11/01/18	99,337
100,000	Export Development Canada	1.250	12/10/18	99,426
100,000	Export Development Canada	1.250	02/04/19	99,145
249

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		Export Development Canada	1.625%	01/17/20	$98,619
100,000		Export Development Canada	1.625	06/01/20	98,099
250,000		Export Development Canada	2.000	11/30/20	246,390
200,000		Export-Import Bank of Korea	1.750	05/26/19	197,307
250,000		Export-Import Bank of Korea	2.500	11/01/20	245,932
200,000		FMS Wertmanagement AoeR	1.000	08/16/19	196,348
350,000		FMS Wertmanagement AoeR	1.750	01/24/20	345,564
100,000		Inter-American Development Bank	1.125	08/28/18	99,641
100,000		Inter-American Development Bank	1.000	05/13/19	98,620
500,000		Inter-American Development Bank	1.750	10/15/19	495,645
1,636,000		Inter-American Development Bank	1.375	07/15/20	1,598,609
100,000		International Bank for Reconstruction & Development	1.000	10/05/18	99,491
600,000		International Bank for Reconstruction & Development	1.250	07/26/19	591,835
500,000		International Bank for Reconstruction & Development	1.875	10/07/19	496,601
1,200,000		International Bank for Reconstruction & Development	1.875	04/21/20	1,186,753
200,000		International Bank for Reconstruction & Development	1.625	09/04/20	195,897
1,000,000		International Bank for Reconstruction & Development	1.625	03/09/21	973,404
75,000		International Finance Corp	1.250	11/27/18	74,547
500,000		International Finance Corp	1.750	03/30/20	493,228
200,000		Israel Government International Bond	5.125	03/26/19	202,140
400,000		Japan Bank for International Cooperation	2.250	02/24/20	396,577
100,000		Japan Bank for International Cooperation	2.125	06/01/20	98,695
150,000		Japan Bank for International Cooperation	2.125	07/21/20	147,875
200,000		Japan Bank for International Cooperation	2.125	11/16/20	196,542
100,000		KFW	1.500	02/06/19	99,362
1,000,000		KFW	1.000	07/15/19	983,090
1,400,000		KFW	4.000	01/27/20	1,438,389
350,000		KFW	1.750	03/31/20	345,053
1,500,000		KFW	1.875	06/30/20	1,478,965
100,000		KFW	1.875	12/15/20	98,084
1,000,000	h	KFW	2.625	04/12/21	999,390
300,000		Landwirtschaftliche Rentenbank	1.375	10/23/19	295,464
300,000		Mexico Government International Bond	3.500	01/21/21	303,000
100,000		Nordic Investment Bank	2.250	02/01/21	99,060
500,000		Nordic Investment Bank	2.250	09/30/21	493,022
200,000		Poland Government International Bond	6.375	07/15/19	209,297
200,000		Province of Alberta Canada	1.900	12/06/19	197,749
300,000		Province of Ontario Canada	1.650	09/27/19	296,404
1,200,000		Province of Ontario Canada	4.400	04/14/20	1,242,863
200,000		Province of Quebec Canada	3.500	07/29/20	203,818
200,000		Republic of Hungary	6.250	01/29/20	211,518
200,000		Republic of Korea	7.125	04/16/19	208,920
200,000		Republic of the Philippines	6.500	01/20/20	212,246
100,000		Svensk Exportkredit AB	1.250	04/12/19	98,884
200,000		Svensk Exportkredit AB	1.750	05/18/20	196,706
200,000		Svensk Exportkredit AB	1.750	08/28/20	195,905
		TOTAL FOREIGN GOVERNMENT BONDS			26,601,639
250

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
MUNICIPAL BONDS - 0.1%
$100,000	Florida State Board of Administration Finance Corp	2.163%	07/01/19	$99,752
250,000	Tennessee Valley Authority	2.250	03/15/20	249,526
	TOTAL MUNICIPAL BONDS			349,278

U.S. TREASURY SECURITIES - 62.5%
23,000,000	United States Treasury Note	1.250	06/30/19	22,733,596
4,000,000	United States Treasury Note	1.375	07/31/19	3,956,291
4,900,000	United States Treasury Note	0.750	08/15/19	4,803,369
9,000,000	United States Treasury Note	1.250	08/31/19	8,878,017
3,300,000	United States Treasury Note	0.875	09/15/19	3,235,535
4,500,000	United States Treasury Note	1.375	09/30/19	4,441,952
2,000,000	United States Treasury Note	1.000	10/15/19	1,962,863
11,750,000	United States Treasury Note	1.500	10/31/19	11,611,353
5,500,000	United States Treasury Note	1.000	11/15/19	5,390,505
16,500,000	United States Treasury Note	1.750	11/30/19	16,362,833
3,000,000	United States Treasury Note	1.375	12/15/19	2,955,004
12,000,000	United States Treasury Note	1.875	12/31/19	11,918,837
6,700,000	United States Treasury Note	1.375	01/15/20	6,594,710
4,500,000	United States Treasury Note	2.000	01/31/20	4,478,114
9,000,000	United States Treasury Note	2.250	02/29/20	8,994,775
13,500,000	United States Treasury Note	1.625	03/15/20	13,325,963
12,000,000	United States Treasury Note	2.250	03/31/20	11,992,396
3,500,000	United States Treasury Note	1.500	04/15/20	3,443,501
4,400,000	United States Treasury Note	1.500	05/15/20	4,325,343
7,700,000	United States Treasury Note	1.500	07/15/20	7,555,444
9,200,000	United States Treasury Note	1.500	08/15/20	9,022,211
5,750,000	United States Treasury Note	1.375	09/15/20	5,616,399
7,450,000	United States Treasury Note	1.625	10/15/20	7,314,695
8,500,000	United States Treasury Note	1.750	11/15/20	8,366,172
6,250,000	United States Treasury Note	1.875	12/15/20	6,168,901
9,900,000	United States Treasury Note	2.000	01/15/21	9,797,018
15,500,000	United States Treasury Note	2.250	02/15/21	15,437,983
3,000,000	United States Treasury Note	2.375	03/15/21	2,998,179
	TOTAL U.S. TREASURY SECURITIES			223,681,959

	TOTAL GOVERNMENT BONDS			269,673,760
	(Cost $272,490,069)

	TOTAL BONDS			356,942,203
	(Cost $361,000,747)
251

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 3.9%

GOVERNMENT AGENCY DEBT - 3.9%
$14,000,000	Federal Home Loan Bank (FHLB)	1.400%	04/02/18	$14,000,000
	TOTAL GOVERNMENT AGENCY DEBT			14,000,000

	TOTAL SHORT-TERM INVESTMENTS			14,000,000
	(Cost $13,999,456)

	TOTAL INVESTMENTS - 103.6%			370,942,203
	(Cost $375,000,203)
	OTHER ASSETS & LIABILITIES, NET - (3.6)%			(12,908,878)
	NET ASSETS - 100.0%			$358,033,325

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2018, the aggregate value of these securities was $595,569 or 0.2% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
252

TIAA-CREF FUNDS - Social Choice Bond Fund

TIAA-CREF FUNDS

SOCIAL CHOICE BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2018

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 1.2%

CAPITAL GOODS - 0.0%
$940,385	i	Manitowoc Foodservice, Inc	LIBOR 1 M + 2.750%	4.630%	03/03/23	$946,263
		TOTAL CAPITAL GOODS				946,263

CONSUMER DURABLES & APPAREL - 0.0%
448,875	i	Hanesbrands, Inc	LIBOR 1 M + 1.750%	3.630	12/05/24	450,558
		TOTAL CONSUMER DURABLES & APPAREL				450,558

MATERIALS - 0.2%
3,308,375	i	H.B. Fuller Co	LIBOR 1 M + 2.250%	4.070	10/21/24	3,322,866
		TOTAL MATERIALS				3,322,866

MEDIA - 0.2%
3,640,875	i	Charter Communications Operating LLC	LIBOR 1 M + 2.000%	3.880	04/30/25	3,652,999
		TOTAL MEDIA				3,652,999

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
4,453,435	i	MTS Systems Corp	LIBOR 1 M + 3.250%	4.990	07/05/23	4,478,507
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				4,478,507

UTILITIES - 0.6%
4,538,625	i	ExGen Renewables IV LLC	LIBOR 3 M + 3.000%	4.990	11/28/24	4,581,197
4,139,625	i	TerraForm Power Operating LLC	LIBOR 1 M + 2.750%	4.630	11/08/22	4,159,040
1,820,381	†,i	Terra-Gen Finance Co LLC	LIBOR 1 M + 4.250%	6.130	12/09/21	1,647,444
		TOTAL UTILITIES				10,387,681

		TOTAL BANK LOAN OBLIGATIONS				23,238,874
		(Cost $23,196,626)

BONDS - 95.9%

CORPORATE BONDS - 32.7%

AUTOMOBILES & COMPONENTS - 0.3%
1,300,000	g	Adient Global Holdings Ltd		4.875	08/15/26	1,228,500
5,000,000		Ford Motor Co		4.750	01/15/43	4,552,562
		TOTAL AUTOMOBILES & COMPONENTS				5,781,062

BANKS - 7.3%
5,000,000		Bank of America Corp		1.950	05/12/18	4,997,655
6,200,000		Bank of America Corp		2.151	11/09/20	6,076,823
5,000,000	i	Bank of Montreal	LIBOR 3 M + 0.250%	2.321	09/11/19	5,004,396
3,000,000	g	Bank of Montreal		2.500	01/11/22	2,952,197
253

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$5,000,000	i	Bank of Montreal	LIBOR 3 M + 0.630%	2.701%	09/11/22	$5,007,712
1,000,000		Bank of Nova Scotia		2.125	09/11/19	993,224
3,000,000	g	Bank of Nova Scotia		1.875	09/20/21	2,868,698
5,000,000	i	Citizens Bank NA	LIBOR 3 M + 0.540%	2.557	03/02/20	5,004,805
1,125,000		Citizens Financial Group, Inc		2.375	07/28/21	1,090,847
250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA		3.950	11/09/22	252,544
2,000,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA		4.375	08/04/25	2,018,997
1,850,000		Cooperatieve Rabobank UA		2.750	01/10/22	1,815,421
5,000,000	i	Cooperatieve Rabobank UA	LIBOR 3 M + 0.480%	2.188	01/10/23	4,990,804
3,037,000		Cooperatieve Rabobank UA		3.750	07/21/26	2,929,281
3,150,000		Discover Bank		3.350	02/06/23	3,098,948
3,300,000		Discover Bank		3.450	07/27/26	3,115,577
5,000,000		HSBC Holdings plc		3.033	11/22/23	4,879,425
4,435,000	g	ING Bank NV		2.000	11/26/18	4,417,119
500,000	g	Intesa Sanpaolo S.p.A		5.017	06/26/24	492,974
2,500,000	g	Intesa Sanpaolo S.p.A		5.710	01/15/26	2,507,549
2,100,000		KeyBank NA		2.350	03/08/19	2,092,787
7,500,000	i	Manufacturers & Traders Trust Co	LIBOR 3 M + 0.270%	2.015	01/25/21	7,502,055
1,000,000		Manufacturers & Traders Trust Co		2.900	02/06/25	967,146
2,725,000		Manufacturers & Traders Trust Co		3.400	08/17/27	2,647,316
5,725,000		Mitsubishi UFJ Financial Group, Inc		2.527	09/13/23	5,460,293
2,310,000		People’s United Bank		4.000	07/15/24	2,328,666
5,000,000		People’s United Financial, Inc		3.650	12/06/22	5,044,236
5,000,000	i	PNC Bank NA	LIBOR 3 M + 0.250%	1.995	01/22/21	5,002,576
7,750,000		PNC Bank NA		2.700	11/01/22	7,500,629
2,993,000		PNC Bank NA		2.950	01/30/23	2,926,193
10,000,000	i	Regions Bank	LIBOR 3 M + 0.380%	2.688	04/01/21	9,988,843
5,000,000		Regions Financial Corp		2.750	08/14/22	4,856,780
2,000,000		Royal Bank of Canada		1.875	02/05/20	1,968,698
3,000,000		Royal Bank of Canada		2.100	10/14/20	2,946,980
500,000	g	Skandinaviska Enskilda Banken AB		1.375	05/29/18	499,142
4,962,000		SVB Financial Group		3.500	01/29/25	4,845,878
2,500,000		Toronto-Dominion Bank		1.450	08/13/19	2,457,220
3,000,000	g	Toronto-Dominion Bank		1.950	04/02/20	2,952,913
5,000,000		Toronto-Dominion Bank		1.850	09/11/20	4,865,349
2,500,000		Toronto-Dominion Bank		1.800	07/13/21	2,399,423
3,000,000	g	Westpac Banking Corp		2.100	02/25/21	2,936,649
		TOTAL BANKS				146,704,768

CAPITAL GOODS - 0.4%
1,000,000		Air Lease Corp		4.250	09/15/24	1,013,301
1,150,000		Anixter, Inc		5.500	03/01/23	1,190,250
3,000,000		CNH Industrial Capital LLC		3.875	10/15/21	2,998,080
1,000,000		Parker-Hannifin Corp		4.200	11/21/34	1,041,043
500,000		Pentair Finance S.A.		2.650	12/01/19	495,342
500,000		Rockwell Collins, Inc		3.700	12/15/23	501,567
		TOTAL CAPITAL GOODS				7,239,583
254

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
$2,200,000		Waste Management, Inc		3.900%	03/01/35	$2,193,019
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				2,193,019

CONSUMER SERVICES - 0.6%
4,040,000		Henry J Kaiser Family Foundation		3.356	12/01/25	3,991,791
2,000,000		Metropolitan Museum of Art		3.400	07/01/45	1,892,021
3,350,000		New York Public Library Astor Lenox & Tilden Foundations		4.305	07/01/45	3,451,659
100,000		Salvation Army		5.637	09/01/26	105,740
3,000,000		Starbucks Corp		2.450	06/15/26	2,796,646
		TOTAL CONSUMER SERVICES				12,237,857

DIVERSIFIED FINANCIALS - 2.9%
1,967,000		American Express Co		2.500	08/01/22	1,896,758
5,000,000		American Express Co		3.000	10/30/24	4,798,608
2,125,000		Bank of New York Mellon Corp		2.661	05/16/23	2,067,429
567,000	g	EDP Finance BV		4.125	01/15/20	575,918
500,000	g	EDP Finance BV		5.250	01/14/21	523,840
5,625,000	g	EDP Finance BV		3.625	07/15/24	5,532,435
5,250,000		Ford Foundation		3.859	06/01/47	5,386,260
2,500,000		Ford Motor Credit Co LLC		2.943	01/08/19	2,500,869
1,000,000	i	Ford Motor Credit Co LLC	LIBOR 3 M + 0.930%	2.717	11/04/19	1,006,409
3,211,000		Ford Motor Credit Co LLC		3.157	08/04/20	3,193,638
1,000,000		Ford Motor Credit Co LLC		3.339	03/28/22	983,474
5,000,000		Morgan Stanley		2.200	12/07/18	4,988,874
5,000,000	g	Pattern Energy Group, Inc		5.875	02/01/24	5,112,500
1,500,000		Reinvestment Fund, Inc		3.166	11/01/23	1,458,912
2,500,000		Reinvestment Fund, Inc		3.366	11/01/24	2,425,464
5,000,000		Reinvestment Fund, Inc		3.513	11/01/25	4,842,561
5,000,000		State Street Corp		2.653	05/15/23	4,881,323
3,250,000		Unilever Capital Corp		2.000	07/28/26	2,895,654
2,201,379		VCA Lease LLC		1.859	03/08/25	2,132,401
1,583,333		VCM Lease S.A.		2.516	09/28/27	1,557,518
		TOTAL DIVERSIFIED FINANCIALS				58,760,845

ENERGY - 2.9%
2,880,000		Apache Corp		3.250	04/15/22	2,848,532
950,000	g	APT Pipelines Ltd		4.250	07/15/27	949,134
5,000,000		Cenovus Energy, Inc		5.250	06/15/37	4,999,742
1,500,000		Cimarex Energy Co		3.900	05/15/27	1,482,230
2,500,000	g	Colorado Interstate Gas Co LLC		4.150	08/15/26	2,444,663
3,730,387	g	Continental Wind LLC		6.000	02/28/33	3,791,568
1,000,000		EOG Resources, Inc		3.900	04/01/35	979,816
7,500,000	i	EQT Corp	LIBOR 3 M + 0.770%	2.103	10/01/20	7,514,925
5,000,000	g	Greenko Dutch BV		4.875	07/24/22	4,823,400
255

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$5,000,000	i	Kinder Morgan, Inc	LIBOR 3 M + 1.280%	3.000%	01/15/23	$5,095,174
8,000,000		National Oilwell Varco, Inc		3.950	12/01/42	7,006,308
1,925,000		ONEOK, Inc		4.000	07/13/27	1,895,186
3,350,000		ONEOK, Inc		4.950	07/13/47	3,393,280
1,100,000	g,i	Phillips 66	LIBOR 3 M + 0.750%	2.472	04/15/20	1,101,176
500,000		Statoil ASA		3.150	01/23/22	500,860
1,000,000		Statoil ASA		2.450	01/17/23	968,330
500,000		Statoil ASA		2.650	01/15/24	482,214
3,000,000		Statoil ASA		3.950	05/15/43	3,022,417
4,500,000	g	Woodside Finance Ltd		3.700	03/15/28	4,335,282
		TOTAL ENERGY				57,634,237

HEALTH CARE EQUIPMENT & SERVICES - 0.9%
5,000,000	i	Becton Dickinson & Co	LIBOR 3 M + 1.030%	3.055	06/06/22	5,015,438
7,250,000		Becton Dickinson & Co		3.363	06/06/24	6,975,163
4,250,000		Becton Dickinson & Co		4.669	06/06/47	4,312,069
1,000,000		Laboratory Corp of America Holdings		3.200	02/01/22	994,902
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				17,297,572

INSURANCE - 1.0%
2,000,000	g,i	Cranberry RE Ltd	LIBOR 6 M + 1.600%	3.869	07/13/20	2,023,800
3,000,000	g	Five Corners Funding Trust		4.419	11/15/23	3,132,217
1,750,000		Progressive Corp		3.700	01/26/45	1,647,413
2,000,000		Prudential Financial, Inc		5.375	05/15/45	2,047,500
5,000,000	g	Swiss Re Treasury US Corp		2.875	12/06/22	4,909,353
5,653,000	g	Swiss Re Treasury US Corp		4.250	12/06/42	5,769,742
		TOTAL INSURANCE				19,530,025

MATERIALS - 2.2%
2,000,000		Agrium, Inc		3.500	06/01/23	1,994,472
1,000,000		Agrium, Inc		5.250	01/15/45	1,087,909
4,500,000		Fibria Overseas Finance Ltd		5.500	01/17/27	4,671,000
2,000,000		International Paper Co		5.000	09/15/35	2,130,016
1,184,000		International Paper Co		4.800	06/15/44	1,188,165
5,000,000	g	Inversiones CMPC S.A.		4.375	04/04/27	4,980,797
8,975,000	g	Klabin Finance S.A.		4.875	09/19/27	8,627,219
2,500,000	g	Sealed Air Corp		5.500	09/15/25	2,587,500
6,350,000	g	WestRock Co		3.000	09/15/24	6,068,133
7,175,000	g	WestRock Co		3.750	03/15/25	7,154,467
4,000,000	g	WestRock Co		4.000	03/15/28	3,999,586
		TOTAL MATERIALS				44,489,264

MEDIA - 0.9%
2,775,000	g	CCO Holdings LLC		4.000	03/01/23	2,670,938
3,000,000		Charter Communications Operating LLC		3.579	07/23/20	3,008,062
4,250,000		Charter Communications Operating LLC		4.464	07/23/22	4,342,956
5,000,000	i	Discovery Communications LLC	LIBOR 3 M + 0.710%	2.912	09/20/19	5,023,624
256

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,000,000		Discovery Communications LLC		2.950%	03/20/23	$963,295
2,725,000		Discovery Communications LLC		5.000	09/20/37	2,712,089
		TOTAL MEDIA				18,720,964

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
500,000		Bristol-Myers Squibb Co		3.250	08/01/42	451,189
5,000,000		Celgene Corp		2.750	02/15/23	4,797,794
5,000,000		Celgene Corp		3.450	11/15/27	4,736,348
7,500,000	i	Gilead Sciences, Inc	LIBOR 3 M + 0.250%	2.452	09/20/19	7,504,568
1,150,000		Zoetis, Inc		3.450	11/13/20	1,157,898
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				18,647,797

REAL ESTATE - 1.6%
1,975,000		Brandywine Operating Partnership LP		3.950	02/15/23	1,991,942
4,300,000		Brandywine Operating Partnership LP		3.950	11/15/27	4,168,262
4,500,000		Brixmor Operating Partnership LP		3.650	06/15/24	4,383,898
3,525,000		Brixmor Operating Partnership LP		3.850	02/01/25	3,441,494
3,118,000		Digital Realty Trust LP		3.950	07/01/22	3,174,900
2,300,000		Healthcare Realty Trust, Inc		3.625	01/15/28	2,178,315
4,725,000		Kilroy Realty LP		3.450	12/15/24	4,582,404
3,557,000		Mid-America Apartments LP		4.000	11/15/25	3,567,681
5,000,000		Regency Centers LP		3.750	06/15/24	4,954,483
450,000		Washington REIT		4.950	10/01/20	465,003
		TOTAL REAL ESTATE				32,908,382

RETAILING - 0.3%
5,768,000		AutoNation, Inc		5.500	02/01/20	6,003,443
		TOTAL RETAILING				6,003,443

TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
5,000,000		Apple, Inc		2.850	02/23/23	4,955,840
5,000,000		Apple, Inc		3.000	06/20/27	4,816,672
4,206,000		Corning, Inc		4.375	11/15/57	3,865,496
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				13,638,008

TELECOMMUNICATION SERVICES - 1.1%
500,000		CenturyLink, Inc		6.750	12/01/23	486,250
5,000,000	i	Verizon Communications, Inc	LIBOR 3 M + 1.000%	3.145	03/16/22	5,095,570
1,550,000		Verizon Communications, Inc		3.500	11/01/24	1,533,626
3,000,000		Verizon Communications, Inc		2.625	08/15/26	2,737,946
5,000,000		Verizon Communications, Inc		4.500	08/10/33	5,056,724
6,125,000		Verizon Communications, Inc		5.250	03/16/37	6,594,358
		TOTAL TELECOMMUNICATION SERVICES				21,504,474

TRANSPORTATION - 3.7%
2,450,000		CSX Corp		4.250	11/01/66	2,219,071
5,925,000		Delta Air Lines, Inc		3.625	03/15/22	5,916,055
257

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,956,089		Delta Air Lines, Inc		4.250%	07/30/23	$1,985,430
2,807,010		Delta Air Lines, Inc		3.625	07/30/27	2,777,537
3,800,000	g	Hertz Corp		7.625	06/01/22	3,842,750
2,500,000		Kansas City Southern		4.300	05/15/43	2,448,849
2,500,000		Kansas City Southern		4.950	08/15/45	2,680,084
2,050,000	g	Mexico City Airport Trust		4.250	10/31/26	1,972,100
5,000,000	g	Mexico City Airport Trust		5.500	10/31/46	4,556,000
6,125,000	g	Mexico City Airport Trust		5.500	07/31/47	5,589,063
5,000,000		Spirit Airlines Pass Through Trust		3.800	02/15/26	4,908,297
6,000,000		Spirit Airlines Pass Through Trust		3.375	02/15/30	5,834,417
991,012		Spirit Airlines, Inc		4.100	04/01/28	989,030
6,068,661		Union Pacific Railroad Co		3.227	05/14/26	5,956,391
9,970,807	†	Union Pacific Railroad Co		2.695	05/12/27	9,497,193
5,000,000	i	United Parcel Service, Inc	LIBOR 3 M + 0.380%	2.230	05/16/22	5,015,025
7,500,000	i	United Parcel Service, Inc	LIBOR 3 M + 0.450%	2.758	04/01/23	7,489,627
881,000		Vessel Management Services, Inc		3.432	08/15/36	867,163
309,000		Vessel Management Services, Inc		3.477	01/16/37	305,404
		TOTAL TRANSPORTATION				74,849,486

UTILITIES - 4.9%
5,300,000		Avangrid, Inc		3.150	12/01/24	5,142,938
7,500,000	g	Brooklyn Union Gas Co		4.273	03/15/48	7,752,251
3,000,000	g	Electricite de France S.A.		3.625	10/13/25	2,999,708
1,700,000		Fortis, Inc		2.100	10/04/21	1,624,780
2,900,000		Fortis, Inc		3.055	10/04/26	2,685,842
5,000,000		Georgia Power Co		3.250	04/01/26	4,869,604
541,960	g	Harper Lake Solar Funding Corp		7.645	12/31/18	552,799
5,000,000		MidAmerican Energy Co		3.100	05/01/27	4,854,250
5,746,000		MidAmerican Energy Co		3.950	08/01/47	5,814,367
1,000,000	g	NextEra Energy Operating Partners LP		4.250	09/15/24	970,000
1,875,000	g	NextEra Energy Operating Partners LP		4.500	09/15/27	1,767,188
5,248,000		NorthWestern Corp		4.176	11/15/44	5,334,312
1,000,000		Public Service Co of New Hampshire		3.500	11/01/23	1,009,974
2,000,012		San Diego Gas & Electric Co		1.914	02/01/22	1,950,932
6,000,000	i	Sempra Energy	LIBOR 3 M + 0.250%	1.959	07/15/19	6,000,217
1,000,000		Sempra Energy		2.875	10/01/22	977,635
2,820,279	g	Solar Star Funding LLC		3.950	06/30/35	2,707,843
4,758,978	g	Solar Star Funding LLC		5.375	06/30/35	5,102,543
2,000,000		Southern Power Co		1.950	12/15/19	1,964,799
2,000,000		Southern Power Co		2.500	12/15/21	1,946,106
5,065,000		Southern Power Co		4.150	12/01/25	5,200,739
5,000,000	g	TerraForm Power Operating LLC		5.000	01/31/28	4,743,750
2,624,862	g	Topaz Solar Farms LLC		4.875	09/30/39	2,706,292
218,638	g	Topaz Solar Farms LLC		5.750	09/30/39	240,824
5,000,000		Westar Energy, Inc		2.550	07/01/26	4,654,502
1,000,000		WGL Holdings, Inc		2.250	11/01/19	987,818
10,000,000	i	WGL Holdings, Inc	LIBOR 3 M + 0.400%	2.384	11/29/19	9,980,533
5,000,000	i	WGL Holdings, Inc	LIBOR 3 M + 0.550%	2.657	03/12/20	4,999,998
		TOTAL UTILITIES				99,542,544

		TOTAL CORPORATE BONDS				657,683,330
		(Cost $665,965,409)
258

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
GOVERNMENT BONDS - 50.1%

AGENCY SECURITIES - 13.2%
$5,833,333		Abay Leasing 2014 LLC		2.654%	11/09/26	$5,795,197
847,826		ALEX Alpha LLC		1.617	08/15/24	816,892
1,667,679		Altitude Investments 12 LLC		2.454	12/09/25	1,647,044
4,869,083		Altitude Investments 16 LLC		2.492	03/14/26	4,810,822
8,121,343		CES MU2 LLC		2.166	12/16/26	7,885,842
6,966,667		DY9 Leasing LLC		2.415	06/30/27	6,837,861
745,999		Ethiopian Leasing LLC		2.566	08/14/26	733,228
665,895		Excalibur One 77B LLC		1.492	01/01/25	638,346
628,316		Export Lease Ten Co LLC		1.650	05/07/25	603,725
737,656		Export Leasing 2009 LLC		1.859	08/28/21	729,478
3,000,000		Federal National Mortgage Association (FNMA)		1.625	01/21/20	2,965,176
1,000,000		FNMA		2.625	09/06/24	990,736
3,436,239	†,g	Genesis Solar Pass Through Trust		3.875	02/15/38	3,598,773
1,375,000	j	Government Trust Certificate		0.000	04/01/21	1,270,712
2,000,000		Hashemite Kingdom of Jordan Government AID Bond		1.945	06/23/19	1,992,238
1,694,000		Hashemite Kingdom of Jordan Government AID Bond		2.578	06/30/22	1,686,265
6,250,000		Hashemite Kingdom of Jordan Government AID Bond		3.000	06/30/25	6,290,392
1,293,406		Helios Leasing I LLC		1.734	07/24/24	1,250,804
4,142,356		HNA 2015 LLC		2.291	06/30/27	4,035,253
6,620,398		HNA 2015 LLC		2.369	09/18/27	6,464,408
615,000	g	Hospital for Special Surgery		3.500	01/01/23	618,356
1,930,000	i	Housing and Urban Development Corp Ltd	LIBOR 6 M + 0.350%	2.339	09/15/30	1,931,556
3,000,000		Iraq Government AID Bond		2.149	01/18/22	2,944,548
2,444,444	i	Jupiter Aircraft Leasing LLC	LIBOR 3 M + 0.240%	2.113	08/19/23	2,443,587
3,055,554	i	Jupiter Aircraft Leasing LLC	LIBOR 3 M + 0.240%	2.488	09/22/23	3,054,639
6,877,270		Lulwa Ltd		1.888	02/15/25	6,665,577
2,440,805		Lulwa Ltd		1.831	03/26/25	2,361,459
3,276,750		Mexican Aircraft Finance V LLC		2.329	01/14/27	3,210,280
2,630,000		Montefiore Medical Center		2.152	10/20/26	2,489,747
6,828,577		MSN 41079 and 41084 Ltd		1.717	07/13/24	6,598,129
1,899,657		MSN 41079 and 41084 Ltd		1.631	12/14/24	1,828,505
13,360,000	†	NCUA Guaranteed Notes		3.000	06/12/19	13,451,516
10,385,000	†	NCUA Guaranteed Notes		3.450	06/12/21	10,675,676
2,615,000		New York Society for the Relief of the Ruptured & Crippled		2.881	12/20/31	2,474,694
5,000,000	j	Overseas Private Investment Corp (OPIC)		0.000	04/12/18	5,018,259
2,080,000	j	OPIC		0.000	11/13/18	2,085,455
2,000,000	j	OPIC		0.000	07/23/19	1,993,582
3,150,000	j	OPIC		0.000	09/30/19	3,148,679
1,085,000	j	OPIC		0.000	11/15/19	1,164,390
7,500,000	j	OPIC		0.000	01/26/21	7,494,258
3,980,000	j	OPIC		0.000	07/17/21	3,923,793
2,177,826		OPIC		2.290	09/15/26	2,131,374
259

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$2,059,012		OPIC		2.040%	12/15/26	$2,000,012
1,961,811		OPIC		2.740	09/15/29	1,887,075
2,942,717		OPIC		3.220	09/15/29	2,884,702
980,906		OPIC		3.280	09/15/29	976,033
804,000		OPIC		4.140	05/15/30	845,779
180,149		OPIC		3.540	06/15/30	183,763
190,298		OPIC		3.370	12/15/30	191,940
448,309		OPIC		3.820	12/20/32	456,217
224,154		OPIC		3.938	12/20/32	230,090
936,083		OPIC		3.330	05/15/33	919,473
923,884		OPIC		3.160	06/01/33	913,899
1,175,871		OPIC		2.810	07/31/33	1,109,613
940,697		OPIC		2.940	07/31/33	896,700
1,411,045		OPIC		3.250	07/31/33	1,377,277
4,675,535		Penta Aircraft Leasing LLC		1.691	04/29/25	4,502,204
1,595,863		Phoenix 2012 LLC		1.607	07/03/24	1,538,759
4,545,452	i	Pluto Aircraft Leasing LLC	LIBOR 3 M + 0.210%	2.004	02/07/23	4,542,592
2,261,515		Portmarnock Leasing LLC		1.741	10/22/24	2,184,110
2,000,000		Private Export Funding Corp (PEFCO)		2.300	09/15/20	1,990,428
1,000,000		PEFCO		3.550	01/15/24	1,039,547
1,000,000		PEFCO		3.250	06/15/25	1,024,455
2,407,356		Safina Ltd		1.550	01/15/22	2,364,063
4,139,250		Safina Ltd		2.000	12/30/23	4,053,321
4,645,843		Sandalwood 2013 LLC		2.821	02/12/26	4,645,689
2,432,552		Santa Rosa Leasing LLC		1.472	11/03/24	2,340,349
2,162,325		Tagua Leasing LLC		1.900	07/12/24	2,103,010
2,276,192		Tagua Leasing LLC		1.732	09/18/24	2,210,251
4,361,601		Tagua Leasing LLC		1.581	11/16/24	4,185,985
2,700,000		Ukraine Government AID Bonds		1.847	05/29/20	2,671,115
5,200,000		Ukraine Government AID Bonds		1.471	09/29/21	5,014,584
3,277,604		Ulani MSN 35940 LLC		2.227	05/16/25	3,216,592
4,760,218		Ulani MSN 37894		2.184	12/20/24	4,662,706
5,085,475		Union 11 Leasing LLC		2.405	01/23/24	5,034,890
2,133,775		Union 12 Leasing LLC		2.164	02/17/24	2,096,053
3,043,139		Union 16 Leasing LLC		1.863	01/22/25	2,952,854
205,000		UNM Sandoval Regional Medical Center		4.500	07/20/36	211,218
5,273,000		US Department of Housing and Urban Development (HUD)		1.330	08/01/18	5,266,298
1,000,000		HUD		1.770	08/01/18	999,826
4,050,000		HUD		3.120	08/01/18	4,067,816
4,600,000		HUD		4.620	08/01/18	4,642,789
510,000		HUD		2.050	08/01/19	507,956
450,000		HUD		4.870	08/01/19	463,816
1,036,000		HUD		5.450	08/01/19	1,047,653
3,663,000		HUD		1.980	08/01/20	3,625,040
410,000		HUD		2.450	08/01/20	409,354
150,000		HUD		3.430	08/01/20	153,105
1,361,000		HUD		2.450	08/01/22	1,348,239
500,000		HUD		2.910	08/01/23	499,040
1,987,000		HUD		5.380	08/01/27	2,066,506
6,652,703		VCH Lease S.A.		1.736	05/15/25	6,410,515
260

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,798,737	i	Washington Aircraft 2 Co Ltd	LIBOR 3 M + 0.430%	2.716%	06/26/24	$1,791,859
4,214,432		Zarapito Leasing LLC		2.628	11/12/26	4,177,741
		TOTAL AGENCY SECURITIES				265,686,152

FOREIGN GOVERNMENT BONDS - 6.9%
5,000,000		African Development Bank		1.375	12/17/18	4,969,782
1,000,000		African Development Bank		2.375	09/23/21	989,961
2,000,000		Asian Development Bank		2.125	03/19/25	1,908,208
5,000,000	g	Bank Nederlandse Gemeenten NV		2.125	12/14/20	4,930,009
149,173	g	Carpintero Finance Ltd		2.004	09/18/24	145,457
2,750,000		Council Of Europe Development Bank		1.000	02/04/19	2,719,987
5,000,000	g	CPPIB Capital, Inc		2.750	11/02/27	4,850,428
2,895,000		European Bank for Reconstruction & Development		1.625	04/10/18	2,894,959
5,000,000		European Bank for Reconstruction & Development		0.875	07/22/19	4,906,490
2,225,000		European Investment Bank		2.000	03/15/21	2,185,591
5,000,000		European Investment Bank		2.375	05/24/27	4,771,313
2,000,000	g	European Stability Mechanism		2.125	11/03/22	1,942,918
5,500,000		Export Development Canada		1.250	12/10/18	5,468,426
1,000,000		Export Development Canada		1.625	12/03/19	987,605
5,000,000		Export Development Canada		2.000	11/30/20	4,927,806
5,000,000		Inter-American Development Bank		1.185	07/09/18	4,991,550
5,000,000	i	Inter-American Development Bank	LIBOR 3 M + 0.010%	2.016	01/15/22	4,996,390
2,900,000		International Bank for Reconstruction & Development		2.750	05/31/36	2,571,674
5,000,000		International Finance Corp		1.750	03/30/20	4,932,280
5,000,000		International Finance Corp		1.546	11/04/21	4,780,615
2,500,000		International Finance Corp		2.125	04/07/26	2,358,881
5,000,000	i	Japan Bank for International Cooperation	LIBOR 3 M + 0.480%	2.486	06/01/20	5,025,829
2,500,000		Japan Bank for International Cooperation		1.875	04/20/21	2,431,021
3,000,000	g	Japan Finance Organization for Municipalities		2.125	04/13/21	2,921,655
1,000,000		KFW		1.750	10/15/19	990,523
3,000,000		KFW		1.500	04/20/20	2,940,644
3,000,000		KFW		1.875	11/30/20	2,948,092
3,050,000	g	Kommunalbanken AS.		1.375	10/26/20	2,958,616
2,000,000	g	Kommunalbanken AS.		2.125	02/11/25	1,896,626
4,000,000	g	Kommuninvest I Sverige AB		1.500	04/23/19	3,968,604
5,000,000	i	Korea Development Bank	LIBOR 3 M + 0.725%	2.429	07/06/22	5,001,899
5,000,000		Kreditanstalt fuer Wiederaufbau		2.000	11/30/21	4,877,344
2,875,000	g	Nacional Financiera SNC		3.375	11/05/20	2,885,781
5,000,000	g	Nederlandse Waterschapsbank NV		2.375	03/24/26	4,767,670
5,570,000		North American Development Bank		2.300	10/10/18	5,572,434
3,100,000		North American Development Bank		4.375	02/11/20	3,193,360
7,500,000	g	Perusahaan Penerbit SBSN Indonesia III		3.750	03/01/23	7,453,500
500,000		Province of Manitoba Canada		3.050	05/14/24	499,021
5,000,000		Province of Quebec Canada		2.750	04/12/27	4,831,337
		TOTAL FOREIGN GOVERNMENT BONDS				138,394,286
261

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
MORTGAGE BACKED - 8.6%
$1,856,991		Federal Home Loan Mortgage Corp (FHLMC)		3.500%	08/15/43	$1,890,795
1,418,788		FHLMC		3.000	03/15/44	1,398,056
1,965,701		FHLMC		3.500	09/15/44	1,983,955
3,948,445		FHLMC		3.500	11/15/44	3,983,908
2,383,522		FHLMC		3.500	01/15/45	2,407,532
322,118	i	FHLMC	LIBOR 1 M + 0.350%	2.127	11/15/47	322,284
6,152,299	i	FHLMC	LIBOR 1 M + 0.350%	2.127	12/15/47	6,159,423
1,195,227	i	FHLMC	LIBOR 1 M + 0.300%	2.077	02/15/48	1,190,810
654,745		Federal Home Loan Mortgage Corp Gold (FGLMC)		3.500	03/01/27	667,906
356,472		FGLMC		3.500	04/01/45	358,592
2,022,685		FGLMC		3.500	10/01/45	2,034,089
1,859,291		FGLMC		4.000	12/01/45	1,922,553
4,589,108		FGLMC		3.500	08/01/46	4,624,937
3,706,169		FGLMC		3.000	01/01/47	3,613,083
8,155,458		FGLMC		3.000	02/01/47	7,954,126
651,510		FGLMC		4.000	09/01/47	677,833
135,915		Federal National Mortgage Association (FNMA)		3.500	11/01/25	139,019
5,000,000		FNMA		2.785	02/25/27	4,847,427
1,681,023		FNMA		3.500	02/01/32	1,715,003
926,472		FNMA		3.500	05/01/32	947,396
1,819,914		FNMA		3.500	07/01/32	1,856,723
3,574,054		FNMA		3.000	11/01/32	3,570,880
226,892		FNMA		5.000	10/01/33	244,920
254,126		FNMA		5.500	01/01/38	278,996
298,155		FNMA		5.500	11/01/38	329,034
589,580		FNMA		4.500	08/01/39	625,786
408,875		FNMA		4.500	10/01/39	434,798
359,424		FNMA		4.500	04/01/40	381,575
103,029		FNMA		5.500	04/01/40	113,317
182,105		FNMA		5.500	07/01/40	200,066
807,229		FNMA		5.000	09/01/40	872,424
94,219		FNMA		6.000	10/01/40	105,762
112,868		FNMA		4.500	01/01/41	119,479
951,898		FNMA		5.000	04/01/41	1,032,571
6,695	h	FNMA		4.500	09/01/41	7,086
56,076		FNMA		4.500	06/01/42	59,184
593,917		FNMA		4.500	08/01/42	628,454
578,077		FNMA		4.500	10/01/43	611,898
125,135		FNMA		4.500	06/01/44	131,798
680,772		FNMA		4.500	06/01/44	717,502
322,977		FNMA		4.500	08/01/44	340,387
613,293		FNMA		4.500	11/01/44	646,296
490,382		FNMA		3.000	02/25/45	488,978
890,195		FNMA		3.000	02/25/45	884,794
756,475		FNMA		4.500	03/01/45	804,385
950,867		FNMA		3.000	03/25/45	942,816
3,641,795		FNMA		3.500	04/25/45	3,649,364
5,075,228		FNMA		3.000	12/25/45	5,004,067
1,717,336		FNMA		3.500	01/01/46	1,726,036
376,625		FNMA		4.000	01/01/46	389,276
262

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$2,678,363		FNMA		3.500%	06/01/46	$2,692,022
2,847,266		FNMA		3.500	12/01/46	2,855,024
15,452,299		FNMA		3.500	01/01/47	15,492,012
8,379,071		FNMA		4.500	10/01/47	8,788,862
3,205,480		FNMA		4.500	11/01/47	3,362,484
658,411		FNMA		4.000	12/01/47	678,231
3,257,818	i	FNMA	LIBOR 1 M + 0.300%	2.172	01/25/48	3,244,100
1,252,076	i	FNMA	LIBOR 1 M + 0.300%	2.172	02/25/48	1,249,317
5,397,753		FNMA		3.000	02/25/48	5,316,152
26,261,004	h	FNMA		4.000	04/01/48	26,973,654
798,136		Government National Mortgage Association (GNMA)		2.690	06/15/33	762,452
76,669		GNMA		5.000	10/20/39	82,446
82,909		GNMA		5.000	06/20/42	88,493
3,070,253		GNMA		3.000	12/20/47	3,020,546
8,380,838		GNMA		3.500	12/20/47	8,465,613
7,646,707		GNMA		3.000	01/20/48	7,523,008
4,632,281		GNMA		3.500	01/20/48	4,679,047
1,967,000		GNMA		4.000	03/20/48	2,025,191
		TOTAL MORTGAGE BACKED				173,336,033

MUNICIPAL BONDS - 10.8%
2,070,000		American Municipal Power, Inc		5.514	02/15/21	2,159,341
3,000,000		Antelope Valley-East Kern Water Agency Financing Authority		4.326	06/01/36	3,052,380
2,000,000		Brunswick & Glynn County Development Authority		3.060	04/01/25	1,948,560
840,000		California Earthquake Authority		2.805	07/01/19	838,564
2,000,000		California Housing Finance Agency		2.966	08/01/22	1,998,660
250,000	g	California Pollution Control Financing Authority		5.000	07/01/27	256,150
495,000	g	California Pollution Control Financing Authority		5.000	07/01/37	498,123
5,430,000	g	California Pollution Control Financing Authority		5.000	11/21/45	5,519,921
500,000		Chelan County Public Utility District No		3.603	07/01/21	511,640
5,000,000		Chicago Board of Education		5.000	12/01/20	5,215,950
2,000,000		Chicago Metropolitan Water Reclamation District-Greater Chicago		5.720	12/01/38	2,525,560
625,000		Chula Vista Municipal Financing Authority		3.775	12/01/33	615,381
1,350,000		Chula Vista Municipal Financing Authority		3.975	12/01/38	1,331,208
740,000		Chula Vista Municipal Financing Authority		4.075	12/01/41	713,012
3,000,000		City & County Honolulu HI Wastewater System Revenue		2.780	07/01/21	3,015,180
3,500,000		City & County Honolulu HI Wastewater System Revenue		3.200	07/01/26	3,496,465
1,580,000		City & County of Honolulu HI		1.506	10/01/20	1,544,513
950,000		City & County of Honolulu HI		2.141	10/01/23	914,441
1,000,000		City & County of Honolulu HI		2.368	10/01/24	963,290
935,000		City & County of San Francisco CA		3.700	04/01/34	915,262
440,000		City & County of San Francisco CA		3.750	04/01/35	431,992
1,655,000		City & County of San Francisco CA		3.750	09/01/37	1,634,710
5,835,000		City & County of San Francisco CA		3.900	04/01/42	5,926,901
5,000,000		City & County of San Francisco CA		4.000	09/01/48	5,002,000
3,000,000		City of Austin TX Water & Wastewater System Revenue		2.133	11/15/19	2,980,170
263

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,000,000		City of Chicago IL	7.750%	01/01/42	$3,266,550
2,000,000		City of Cincinnati OH Water System Revenue	2.568	12/01/21	1,989,960
2,000,000		City of Florence SC	4.250	12/01/34	2,023,860
250,000		City of Houston TX Utility System Revenue	2.563	05/15/20	250,545
3,075,000		City of Norfolk VA	3.000	10/01/35	2,763,841
2,000,000		City of San Angelo TX Water & Sewer Revenue	4.401	02/15/46	2,071,000
3,955,000		City of San Francisco CA Public Utilities Commission Water Revenue	2.400	11/01/22	3,860,476
5,000,000		City of San Francisco CA Public Utilities Commission Water Revenue	4.185	11/01/46	5,124,500
1,140,000		City of San Juan Capistrano CA	4.090	08/01/36	1,160,611
885,000		City of San Juan Capistrano CA	4.190	08/01/40	904,833
345,000		Commonwealth Financing Authority	2.428	06/01/20	340,881
355,000		Commonwealth Financing Authority	2.675	06/01/21	350,499
2,730,000		Commonwealth Financing Authority	3.864	06/01/38	2,743,049
5,000,000		County of Alameda CA	3.820	08/01/38	5,041,700
1,415,000		County of Miami-Dade FL Aviation Revenue	1.183	10/01/18	1,407,486
1,500,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,440,945
1,085,000		District of Columbia Water & Sewer Authority	4.814	10/01/14	1,221,916
1,550,000	g	Finance Authority of Maine	5.375	12/15/33	1,615,317
2,250,000		Florida Department of Environmental Protection	5.456	07/01/19	2,334,150
3,000,000		Florida State Board of Administration Finance Corp	2.163	07/01/19	2,992,560
500,000	j	Garden State Preservation Trust	0.000	11/01/22	442,030
100,000		Guadalupe-Blanco River Authority Industrial Development Corp	1.909	04/15/18	99,992
1,790,000		Honolulu City & County Board of Water Supply	3.760	07/01/30	1,791,217
3,000,000		Imperial Irrigation District Electric System Revenue	4.500	11/01/40	3,209,940
2,000,000		Kern County Water Agency Improvement District No 4	4.276	05/01/36	2,075,600
1,000,000		Lavaca-Navidad River Authority	4.430	08/01/35	1,022,230
3,720,000		Maryland Community Development Administration Housing Revenue	3.797	03/01/39	3,692,398
3,000,000		Massachusetts St. Water Pollution Abatement	5.192	08/01/40	3,424,680
3,025,000		Metropolitan Council	1.550	09/01/19	2,990,333
500,000		Michigan Finance Authority	5.000	07/01/22	546,225
4,000,000		Michigan Finance Authority	3.610	11/01/32	3,838,800
2,115,000		New York State Environmental Facilities Corp	3.420	07/15/26	2,147,888
250,000	g	Niagara Area Development Corp	4.000	11/01/24	250,122
1,500,000	g	Ohio Air Quality Development Authority	4.250	01/15/38	1,503,495
5,080,000		Ohio State Water Development Authority	4.879	12/01/34	5,633,314
250,000		Oklahoma Water Resources Board	3.071	04/01/22	252,622
5,000,000	g,h	Oregon State Business Development Commission	6.500	04/01/31	5,216,150
2,000,000	h	Oregon State Business Development Commission	11.500	04/01/31	2,187,640
5,000,000		Palm Beach County Solid Waste Authority	2.436	10/01/23	4,864,950
2,225,000		Pend Oreille County Public Utility District No Box Canyon	5.000	01/01/30	2,268,855
3,350,000		Sacramento Area Flood Control Agency	2.224	10/01/20	3,282,498
440,000		San Francisco City & County Redevelopment Agency	3.113	08/01/22	438,618
1,000,000		San Francisco City & County Redevelopment Agency	3.533	08/01/25	995,690
1,000,000		San Francisco City & County Redevelopment Agency	4.375	08/01/44	1,038,200
1,900,000		Santa Cruz County Capital Financing Authority	3.375	06/01/31	1,814,633
264

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,465,000		Santa Cruz County Capital Financing Authority	3.625%	06/01/35	$1,401,404
2,000,000		South Dakota Conservancy District	1.898	08/01/19	1,986,360
1,000,000		South Dakota Conservancy District	1.920	08/01/19	993,460
1,000,000		South Davis Sewer District	4.125	12/01/32	1,000,870
1,100,000		South Davis Sewer District	4.500	12/01/37	1,122,132
1,000,000		State of California	1.800	04/01/20	987,640
2,665,000		State of California	2.367	04/01/22	2,636,431
1,000,000		State of California	3.750	10/01/37	1,019,070
2,480,000		State of California	4.988	04/01/39	2,728,273
3,000,000		State of Illinois	5.000	02/01/19	3,056,250
1,000,000		State of Texas	0.863	08/01/18	996,650
1,000,000		State of Texas	1.737	08/01/22	963,260
2,475,000		State of Texas	2.749	10/01/23	2,475,817
1,000,000		State of Texas	3.576	08/01/34	1,004,080
1,000,000		State of Texas	3.726	08/01/43	1,002,190
3,000,000		Suffolk County Water Authority	4.000	06/01/39	3,176,070
1,650,000		Syracuse Industrial Development Agency	5.000	01/01/36	1,633,599
1,000,000		Texas Water Development Board	3.500	10/15/37	974,530
2,000,000		Texas Water Development Board	3.700	10/15/47	2,001,020
3,000,000		Texas Water Development Board	4.648	04/15/50	3,154,320
500,000		University of California	2.676	05/15/21	495,430
1,230,000		University of Cincinnati	3.500	06/01/32	1,241,624
2,000,000		University of New Mexico	3.532	06/20/32	1,991,660
2,000,000		University of Virginia	3.570	04/01/45	2,017,280
1,000,000		Upper Santa Clara Valley Joint Powers Authority	3.750	08/01/38	982,020
2,750,000		Upper Santa Clara Valley Joint Powers Authority	3.875	08/01/48	2,741,118
5,000,000		Vermont Educational & Health Buildings Financing Agency	4.000	12/01/42	5,118,800
5,000,000	g	Virgin Islands Water & Power Authority-Electric System	5.500	11/15/18	4,979,050
655,000		Washington County Clean Water Services	4.828	10/01/22	702,861
530,000		Washington County Clean Water Services	5.078	10/01/24	583,890
2,000,000	g	Washington Economic Development Finance Authority	7.500	01/01/32	2,364,780
1,245,000		Water Works Board of the City of Birmingham	1.509	01/01/19	1,233,758
3,000,000		Water Works Board of the City of Birmingham	1.788	01/01/20	2,933,790
2,005,000		Water Works Board of the City of Birmingham	2.392	01/01/23	1,915,757
250,000		West Virginia Water Development Authority	5.000	11/01/21	274,768
1,500,000		Yuba City Public Financing Authority	4.320	06/01/42	1,501,636
1,000,000		Yuba Levee Financing Authority	3.170	09/01/22	1,012,010
		TOTAL MUNICIPAL BONDS			218,345,831

U.S. TREASURY SECURITIES - 10.6%
19,740,000		United States Treasury Bond	2.875	11/15/46	19,317,235
34,695,000		United States Treasury Bond	3.000	05/15/47	34,789,265
45,465,000		United States Treasury Bond	2.750	11/15/47	43,367,639
2,415,000		United States Treasury Note	2.375	03/15/21	2,413,534
410,000		United States Treasury Note	1.375	05/31/21	396,759
12,500,000		United States Treasury Note	2.625	02/28/23	12,533,669
400,000		United States Treasury Note	1.500	03/31/23	379,858
1,092,000		United States Treasury Note	1.875	08/31/24	1,041,240
2,387,000		United States Treasury Note	2.125	09/30/24	2,308,466
2,500,000		United States Treasury Note	2.250	10/31/24	2,434,717

265

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$10,000,000		United States Treasury Note		2.125%	11/30/24	$9,657,566
24,000,000		United States Treasury Note		2.500	01/31/25	23,716,681
11,565,000		United States Treasury Note		2.750	02/28/25	11,606,780
49,780,000		United States Treasury Note		2.750	02/15/28	49,767,817
		TOTAL U.S. TREASURY SECURITIES				213,731,226

		TOTAL GOVERNMENT BONDS				1,009,493,528
		(Cost $1,014,032,718)

STRUCTURED ASSETS - 13.1%

ASSET BACKED - 5.5%
70,450	i	ACE Securities Corp Home Equity Loan Trust	LIBOR 1 M + 0.735%	2.607	08/25/35	70,516
		Series - 2005 HE5 (Class M2)
150,000		AmeriCredit Automobile Receivables Trust		3.340	08/08/21	150,745
		Series - 2015 3 (Class D)
890,347	i	Basic Asset Backed Securities Trust	LIBOR 1 M + 0.310%	2.182	04/25/36	854,616
		Series - 2006 1 (Class A3)
1,000,000	g	Capital Automotive REIT		3.660	10/15/44	988,789
		Series - 2014 1A (Class A)
990,833	g	Capital Automotive REIT		3.870	04/15/47	987,172
		Series - 2017 1A (Class A1)
1,447,025	†,g,i	CBRE Realty Finance	LIBOR 3 M + 0.300%	2.004	04/07/52	60,341
		Series - 2007 1A (Class A2)
1,940,000	g	DB Master Finance LLC		3.980	02/20/45	1,956,762
		Series - 2015 1A (Class A2II)
997,500	g	DB Master Finance LLC		3.629	11/20/47	993,021
		Series - 2017 1A (Class A2I)
982,500	g	Domino’s Pizza Master Issuer LLC		3.484	10/25/45	980,790
		Series - 2015 1A (Class A2I)
884,250	g	Domino’s Pizza Master Issuer LLC		4.474	10/25/45	919,868
		Series - 2015 1A (Class A2II)
3,084,500	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	3,019,510
		Series - 2017 1A (Class A2II)
1,615,292	†,g	HERO Funding Trust		3.840	09/21/40	1,641,330
		Series - 2015 1A (Class A)
525,393	†,g	HERO Funding Trust		3.990	09/21/40	536,952
		Series - 2014 2A (Class A)
3,085,635	g	HERO Funding Trust		3.750	09/20/41	3,086,671
		Series - 2016 2A (Class A)
1,271,345	g	HERO Funding Trust		4.050	09/20/41	1,270,005
		Series - 2016 1A (Class A)
5,370,241	g	HERO Funding Trust		3.080	09/20/42	5,333,477
		Series - 2016 3A (Class A1)
3,884,002	g	HERO Funding Trust		3.570	09/20/47	3,826,143
		Series - 2016 4A (Class A1)
4,285,112	g	HERO Funding Trust		3.710	09/20/47	4,304,835
		Series - 2017 1A (Class A1)
4,842,226	g	HERO Funding Trust		3.190	09/20/48	4,773,479
		Series - 2017 3A (Class A1)

266

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$5,326,448	g	HERO Funding Trust		3.950%	09/20/48	$5,397,626
		Series - 2017 3A (Class A2)
2,537,981	g	HERO Funding Trust		4.070	09/20/48	2,596,944
		Series - 2017 2A (Class A2)
896,440	†,g	HERO Residual Funding		4.500	09/21/42	891,958
		Series - 2016 1R (Class A1)
50,135	i	Lehman XS Trust	LIBOR 1 M + 0.250%	2.122	02/25/36	50,068
		Series - 2006 1 (Class 1A1)
5,000,000	g,i	MAD Mortgage Trust		3.252	08/15/34	4,898,390
		Series - 2017 330M (Class C)
1,500,000	g	Mosaic Solar Loans LLC		0.010	09/20/42	1,353,742
		Series - 2017 2A (Class D)
6,023,128	g	Mosaic Solar Loans LLC		3.820	09/20/42	5,973,021
		Series - 2017 2A (Class A)
1,608,536	g	MVW Owner Trust		2.420	12/20/34	1,571,854
		Series - 2017 1A (Class A)
86,333	g,i	Orange Lake Timeshare Trust		3.030	07/09/29	84,906
		Series - 2014 AA (Class B)
2,145,785	g	Renew		3.670	09/20/52	2,081,935
		Series - 2017 1A (Class A)
115,237	g	SolarCity LMC		4.800	11/20/38	116,263
		Series - 2013 1 (Class A)
370,031	g	SolarCity LMC		4.590	04/20/44	371,066
		Series - 2014 1 (Class A)
823,895	†,g	SolarCity LMC		4.020	07/20/44	775,267
		Series - 2014 2 (Class A)
1,361,798	g	SolarCity LMC		4.800	09/20/48	1,344,701
		Series - 2016 A (Class A)
310,128	g	SpringCastle America Funding LLC		3.050	04/25/29	309,719
		Series - 2016 AA (Class A)
498,809	i	Structured Asset Securities Corp Mortgage Loan Trust	LIBOR 1 M + 1.500%	3.164	04/25/35	487,869
		Series - 2005 7XS (Class 2A1A)
10,000,000	g	TES LLC		4.330	10/20/47	9,977,416
		Series - 2017 1A (Class A)
2,500,000	†,g	TES LLC		7.740	10/20/47	2,486,385
		Series - 2017 1A (Class B)
3,662,417	g	TES LLC		4.120	02/20/48	3,662,417
		Series - 2017 2A (Class A)
6,429,179	g	Tesla Auto Lease Trust		2.320	12/20/19	6,416,401
		Series - 2018 A (Class A)
2,000,000	g	Tesla Auto Lease Trust		4.940	03/22/21	2,003,104
		Series - 2018 A (Class E)
306,346		Toyota Auto Receivables Owner Trust		1.270	05/15/19	305,852
		Series - 2015 B (Class A3)
6,961,575		Toyota Auto Receivables Owner Trust		1.300	04/15/20	6,917,988
		Series - 2016 B (Class A3)
4,000,000		Toyota Auto Receivables Owner Trust		1.740	09/15/20	3,980,872
		Series - 2015 B (Class A4)
2,000,000	g	VOLT LIX LLC (Step Bond)		5.375	05/25/47	1,999,384
		Series - 2017 NPL6 (Class A2)
3,632,304	g	VOLT LVIII LLC (Step Bond)		3.375	05/28/47	3,626,222
		Series - 2017 NPL5 (Class A1)
267

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$2,500,000	g	VOLT LVIII LLC (Step Bond)		5.375%	05/28/47	$2,500,720
		Series - 2017 NPL5 (Class A2)
1,499,047	g	VOLT LXIII LLC (Step Bond)		3.000	10/25/47	1,485,040
		Series - 2017 NP10 (Class A1)
2,500,000	g	VOLT LXIII LLC (Step Bond)		4.625	10/25/47	2,470,306
		Series - 2017 NP10 (Class A2)
1,496,250	g	Wendys Funding LLC		3.573	03/15/48	1,478,056
		Series - 2018 1A (Class A2I)
		TOTAL ASSET BACKED				113,370,514

OTHER MORTGAGE BACKED - 7.6%
22,532	g	7 WTC Depositor LLC Trust		4.082	03/13/31	22,557
		Series - 2012 7WTC (Class A)
1,630,815	i	Banc of America Commercial Mortgage Trust		5.862	02/10/51	1,677,195
		Series - 2007 5 (Class AJ)
250,000	g,i	Banc of America Commercial Mortgage Trust		5.901	02/10/51	252,562
		Series - 2007 4 (Class E)
624,538	g,i	Banc of America Commercial Mortgage Trust		5.901	02/10/51	627,241
		Series - 2007 4 (Class D)
3,000,000	g,i	Banc of America Commercial Mortgage Trust		6.038	02/10/51	2,986,860
		Series - 2007 5 (Class B)
5,000,000	g	BBCMS Trust		3.593	09/15/32	5,045,196
		Series - 2015 MSQ (Class A)
2,500,000	g	BBCMS Trust		3.894	09/15/32	2,505,637
		Series - 2015 MSQ (Class B)
3,000,000	g	Citigroup Commercial Mortgage Trust		4.509	09/10/31	2,982,466
		Series - 2016 SMPL (Class E)
4,250,000	g,i	Cityline Commercial Mortgage Trust		2.778	11/10/31	4,133,814
		Series - 2016 CLNE (Class A)
3,330,212	i	COBALT CMBS Commercial Mortgage Trust		5.812	05/15/46	3,394,735
		Series - 2007 C3 (Class AJ)
3,850,000	g	COMM Mortgage Trust		2.681	08/10/29	3,779,164
		Series - 2016 GCT (Class A)
270,000	g	COMM Mortgage Trust		3.086	08/10/29	265,461
		Series - 2016 GCT (Class B)
5,000,000	g,i	COMM Mortgage Trust		3.538	10/10/29	4,886,050
		Series - 2017 PANW (Class C)
2,815,000	g	COMM Mortgage Trust		4.353	08/10/30	2,957,695
		Series - 2013 300P (Class A1)
5,000,000	g	COMM Mortgage Trust		3.544	03/10/31	5,128,087
		Series - 2013 WWP (Class C)
3,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 4.250%	6.122	01/25/29	3,395,484
		Series - 2016 C04 (Class 1M2)
2,250,000	i	Connecticut Avenue Securities	LIBOR 1 M + 4.450%	6.322	01/25/29	2,515,473
		Series - 2016 C05 (Class 2M2)
1,750,000	i	Connecticut Avenue Securities	LIBOR 1 M + 3.550%	5.422	07/25/30	1,731,290
		Series - 2018 C01 (Class 1B1)
268

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$2,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 4.000%	5.765%	08/25/30	$1,968,477
		Series - 2018 C02 (Class 2B1)
6,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	3.965	08/25/30	6,032,442
		Series - 2018 C02 (Class 2M2)
176,905	i	Countrywide Home Loan Mortgage Pass Through Trust		3.511	11/20/34	180,264
		Series - 2004 HYB6 (Class A2)
5,000,000	g,i	CSAIL Commercial Mortgage Trust		3.677	06/15/37	4,933,940
		Series - 2017 C8 (Class 85BB)
5,000,000	g,i	CSMC Trust		3.728	11/10/32	5,035,553
		Series - 2017 CALI (Class B)
10,000,000	g,i	CSMC Trust		3.778	11/10/32	9,899,164
		Series - 2017 CALI (Class C)
4,023,551	i	GE Capital Commercial Mortgage Corp		5.734	11/10/45	4,104,022
		Series - 2005 C4 (Class AJ)
5,000,000	g	GRACE Mortgage Trust		3.369	06/10/28	5,052,639
		Series - 2014 GRCE (Class A)
2,500,000	g	Hudson Yards Mortgage Trust		2.835	08/10/38	2,366,516
		Series - 2016 10HY (Class A)
5,000,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	4,649,371
		Series - 2016 10HY (Class C)
2,500,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	2,358,521
		Series - 2016 10HY (Class B)
32,445	i	Impac CMB Trust	LIBOR 1 M + 0.660%	2.532	03/25/35	31,093
		Series - 2004 11 (Class 2A1)
1,600,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		4.053	01/15/46	1,507,474
		Series - 2013 C13 (Class D)
1,496,000	g,i	JPMBB Commercial Mortgage Securities Trust		3.364	09/15/47	927,818
		Series - 2014 C23 (Class E)
1,000,000	i	JPMBB Commercial Mortgage Securities Trust		4.344	02/15/48	976,305
		Series - 2015 C27 (Class C)
118,850	i	LB-UBS Commercial Mortgage Trust		5.563	02/15/40	118,921
		Series - 2007 C1 (Class D)
924,475	†,g,i	LVII Resecuritization Trust	LIBOR 1 M + 2.800%	4.374	07/25/47	927,076
		Series - 2015 A (Class A)
820,996	i	ML-CFC Commercial Mortgage Trust		5.485	03/12/51	828,729
		Series - 2007 6 (Class AM)
1,972,902	g	Morgan Stanley Bank of America Merrill Lynch Trust		4.750	12/15/46	2,021,048
		Series - 2014 C19 (Class LNC3)
5,000,000	g	Morgan Stanley Capital I Trust		3.350	07/13/29	5,046,291
		Series - 2014 CPT (Class A)
1,090,000	g,i	Morgan Stanley Capital I Trust		3.446	07/13/29	1,088,531
		Series - 2014 CPT (Class B)
5,000,000	g	Morgan Stanley Capital I Trust		2.695	01/11/32	4,960,291
		Series - 2013 WLSR (Class A)
1,255,102	i	Morgan Stanley Capital I Trust		5.994	06/11/49	1,274,176
		Series - 2007 IQ15 (Class AJ)
1,789,353	i	Morgan Stanley Capital I Trust		6.168	12/12/49	1,609,538
		Series - 2007 IQ16 (Class AJFX)
269

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$2,500,000	g,i	MSDB Trust		3.316%	07/11/39	$2,470,808
		Series - 2017 712F (Class A)
2,750,000	g,i	MSDB Trust		3.453	07/11/39	2,697,057
		Series - 2017 712F (Class B)
3,000,000	g	OBP Depositor LLC Trust		4.646	07/15/45	3,095,728
		Series - 2010 OBP (Class A)
1,817,613	g,i	Sequoia Mortgage Trust		3.500	04/25/47	1,818,380
		Series - 2017 3 (Class A4)
4,426,621	g,i	Sequoia Mortgage Trust		3.000	08/25/47	4,372,758
		Series - 2017 5 (Class A5)
266,284	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	4.072	03/25/25	268,290
		Series - 2015 HQ1 (Class M2)
250,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 3.800%	5.672	03/25/25	269,865
		Series - 2015 HQ1 (Class M3)
2,948,021	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	4.072	10/25/28	2,987,748
		Series - 2016 DNA2 (Class M2)
1,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.350%	3.222	03/25/29	1,781,067
		Series - 2016 HQA3 (Class M2)
8,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.800%	3.672	07/25/30	7,917,836
		Series - 2018 DNA1 (Class M2)
3,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 3.150%	5.022	07/25/30	2,871,836
		Series - 2018 DNA1 (Class B1)
205,658	i	Wachovia Bank Commercial Mortgage Trust		5.825	07/15/45	205,363
		Series - 2006 C27 (Class AJ)
550,141	i	Wachovia Bank Commercial Mortgage Trust		6.133	05/15/46	557,018
		Series - 2007 C34 (Class AJ)
2,153,000	i	Wachovia Bank Commercial Mortgage Trust		6.208	05/15/46	2,196,060
		Series - 2007 C34 (Class C)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust		6.214	05/15/46	1,015,990
		Series - 2007 C34 (Class B)
1,172,205	i	Wachovia Bank Commercial Mortgage Trust		5.660	04/15/47	1,196,017
		Series - 2007 C31 (Class AJ)
148,881	i	Wachovia Bank Commercial Mortgage Trust		5.794	06/15/49	150,608
		Series - 2007 C32 (Class AJ)
20,449	i	Wachovia Bank Commercial Mortgage Trust		6.011	02/15/51	20,971
		Series - 2007 C33 (Class AM)
		TOTAL OTHER MORTGAGE BACKED				152,078,567

		TOTAL STRUCTURED ASSETS				265,449,081
		(Cost $268,616,579)

		TOTAL BONDS				1,932,625,939
		(Cost $1,948,614,706)
270

TIAA-CREF FUNDS - Social Choice Bond Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE
PREFERRED STOCKS - 0.0%

BANKS - 0.0%
250	*	M&T Bank Corp			$259,375
		TOTAL BANKS			259,375
		TOTAL PREFERRED STOCKS			259,375
		(Cost $255,625)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 2.0%

GOVERNMENT AGENCY DEBT - 0.8%
$16,650,000		Federal Home Loan Bank (FHLB)	1.400%	04/02/18	16,650,000
		TOTAL GOVERNMENT AGENCY DEBT			16,650,000

TREASURY DEBT - 1.2%
24,250,000		United States Treasury Bill	1.503	04/12/18	24,238,980
		TOTAL TREASURY DEBT			24,238,980

		TOTAL SHORT-TERM INVESTMENTS			40,888,980
		(Cost $40,888,239)

		TOTAL INVESTMENTS - 99.1%			1,997,013,168
		(Cost $2,012,955,196)
		OTHER ASSETS & LIABILITIES, NET - 0.9%			17,305,312
		NET ASSETS - 100.0%			$2,014,318,480

Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2018, the aggregate value of these securities was $413,967,763 or 20.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
271

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

TIAA-CREF FUNDS
TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2018

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
LONG-TERM MUNICIPAL BONDS - 100.1%

ALABAMA - 1.4%
$975,000		County of Jefferson AL	5.000%	09/15/22	$1,089,679
2,395,000		University of South Alabama	5.000	11/01/31	2,768,572
		TOTAL ALABAMA			3,858,251

ALASKA - 1.3%
500,000		Alaska Municipal Bond Bank Authority	5.000	12/01/31	561,155
2,570,000		Borough of Matanuska-Susitna AK	5.000	09/01/25	2,962,696
		TOTAL ALASKA			3,523,851

ARIZONA - 0.3%
200,000		City of Phoenix Civic Improvement Corp	5.000	07/01/24	230,232
200,000		City of Phoenix Civic Improvement Corp	5.000	07/01/25	233,080
190,000		Pinal County Electric District No 3	5.000	07/01/33	216,969
		TOTAL ARIZONA			680,281

CALIFORNIA - 6.9%
715,000	g	California School Finance Authority	5.000	08/01/25	803,410
2,000,000		City of Los Angeles Department of Airports	5.000	05/15/27	2,317,420
1,715,000		Elk Grove Finance Authority	5.000	09/01/30	1,938,327
700,000		Kern County Water Agency Improvement District No 4	5.000	05/01/24	813,953
450,000		Palmdale Community Redevelopment Agency	5.000	09/01/25	528,660
550,000		Palmdale Community Redevelopment Agency	5.000	09/01/26	652,790
415,000		Palmdale Community Redevelopment Agency	5.000	09/01/31	478,283
1,000,000		Port of Oakland	5.000	11/01/21	1,099,070
750,000		San Diego Public Facilities Financing Authority	5.000	10/15/31	861,360
800,000		San Francisco City & County Redevelopment Agency	5.000	08/01/25	936,048
500,000		Santee CDC Successor Agency	5.000	08/01/27	588,910
1,000,000		State of California	1.750	04/12/18	999,890
1,000,000		State of California	5.000	09/01/24	1,167,210
3,000,000		State of California	5.000	09/01/24	3,501,630
1,710,000		West Contra Costa Unified School District, GO	5.700	02/01/21	1,899,519
		TOTAL CALIFORNIA			18,586,480

COLORADO - 2.5%
1,500,000		City & County of Denver CO Airport System Revenue	5.000	11/15/30	1,739,445
2,155,000		Colorado Health Facilities Authority	5.000	01/01/32	2,261,802
250,000		Colorado Health Facilities Authority	5.000	12/01/41	277,722
1,000,000		Denver Urban Renewal Authority	5.000	12/01/24	1,159,140
470,000		Eagle County Airport Terminal Corp	4.000	05/01/24	507,313
272

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$580,000	Park Creek Metropolitan District	5.000%	12/01/23	$652,494
	TOTAL COLORADO			6,597,916

CONNECTICUT - 2.5%
1,250,000	City of New Haven CT	5.000	08/15/24	1,396,938
1,400,000	Connecticut State Health & Educational Facility Authority	5.000	07/01/22	1,563,394
495,000	Connecticut State Health & Educational Facility Authority	5.000	07/01/27	577,868
350,000	Connecticut State Health & Educational Facility Authority	5.000	07/01/32	400,960
350,000	Connecticut State Health & Educational Facility Authority	5.000	07/01/33	399,455
2,000,000	University of Connecticut	5.000	03/15/28	2,261,400
	TOTAL CONNECTICUT			6,600,015

DISTRICT OF COLUMBIA - 0.4%
955,000	District of Columbia	5.000	04/01/27	1,126,862
	TOTAL DISTRICT OF COLUMBIA			1,126,862

FLORIDA - 3.8%
250,000	County of Broward FL Airport System Revenue	5.000	10/01/27	292,620
250,000	County of Broward FL Airport System Revenue	5.000	10/01/28	290,595
1,000,000	County of Orange FL	5.000	10/01/21	1,101,830
1,100,000	Greater Orlando Aviation Authority	5.000	10/01/26	1,274,614
1,225,000	JEA Electric System Revenue	5.000	10/01/21	1,345,393
210,000	Miami-Dade County Educational Facilities Authority	5.000	04/01/28	247,626
1,375,000	Miami-Dade County Expressway Authority	5.000	07/01/31	1,583,147
2,180,000	Port St. Lucie Community Redevelopment Agency	5.000	01/01/26	2,510,096
500,000	School District of Broward County	5.000	07/01/31	576,090
130,000	Volusia County Educational Facility Authority	5.000	10/15/23	147,056
105,000	Volusia County Educational Facility Authority	5.000	10/15/24	120,323
75,000	Volusia County Educational Facility Authority	5.000	10/15/25	86,522
540,000	Volusia County Educational Facility Authority	5.000	10/15/32	621,713
	TOTAL FLORIDA			10,197,625

GEORGIA - 2.2%
1,000,000	City of Atlanta Department of Aviation	5.000	01/01/24	1,146,220
1,000,000	Dahlonega Downtown Development Authority	4.000	07/01/37	1,036,750
1,250,000	Dahlonega Downtown Development Authority	4.000	07/01/38	1,293,950
1,000,000	Dahlonega Downtown Development Authority	5.000	07/01/39	1,137,010
250,000	Georgia Municipal Association, Inc	5.000	12/01/30	292,800
1,000,000	Glynn-Brunswick Memorial Hospital Authority	5.000	08/01/47	1,095,100
	TOTAL GEORGIA			6,001,830
273

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
HAWAII - 0.4%

$1,000,000		State of Hawaii Airports System Revenue	5.000%	07/01/41	$1,105,300
		TOTAL HAWAII			1,105,300

ILLINOIS - 14.6%
1,500,000		Chicago Board of Education	5.000	12/01/26	1,590,765
1,500,000		Chicago Board of Education	5.000	12/01/27	1,560,540
2,000,000		Chicago Midway International Airport	5.000	01/01/26	2,295,340
400,000		Chicago O'Hare International Airport	5.000	01/01/22	438,672
750,000		Chicago O'Hare International Airport	5.000	01/01/25	850,732
300,000		Chicago O'Hare International Airport	5.000	01/01/28	341,382
1,000,000		Chicago O'Hare International Airport	5.000	01/01/32	1,109,650
400,000		Chicago Park District	5.000	01/01/23	441,068
1,000,000		Chicago Public Building Commission	5.250	03/01/24	1,114,280
2,085,000		Chicago State University	5.500	12/01/23	2,278,968
1,220,000		Chicago Transit Authority	5.250	12/01/24	1,337,535
1,000,000		Chicago Transit Authority	5.000	06/01/25	1,127,300
1,000,000		City of Chicago IL Motor Fuel Tax Revenue	5.000	01/01/24	1,066,130
1,500,000		City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/22	1,629,840
500,000		City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/22	543,280
1,000,000		City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/23	1,103,140
1,000,000		City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/25	1,123,200
1,000,000		City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/26	1,138,740
1,500,000		City of Chicago IL, GO	5.500	01/01/35	1,591,680
650,000		City of Chicago IL, GO	5.500	01/01/37	686,627
500,000		City of Chicago IL, GO	5.500	01/01/42	525,505
500,000		Cook County School District No 25 Arlington Heights	5.000	12/15/23	566,005
1,750,000		County of Cook IL	5.000	11/15/31	1,960,333
3,000,000	g	County of Peoria IL	1.730	12/15/18	3,000,000
400,000		Illinois Finance Authority	5.000	05/01/21	429,808
500,000		Illinois Finance Authority	5.000	11/01/21	543,055
2,000,000		Metropolitan Water Reclamation District of Greater Chicago	5.000	12/01/30	2,299,740
1,500,000		Sales Tax Securitization Corp	5.000	01/01/30	1,732,590
695,000		State of Illinois	5.000	06/15/24	785,246
2,000,000		State of Illinois	5.000	06/01/28	2,066,180
1,500,000		State of Illinois, GO	5.000	06/15/19	1,554,135
405,000		State of Illinois, GO	6.250	12/15/20	421,471
		TOTAL ILLINOIS			39,252,937

INDIANA - 0.8%
1,940,000		Indianapolis Local Public Improvement Bond Bank	5.500	01/01/21	2,116,579
		TOTAL INDIANA			2,116,579

IOWA - 0.2%
475,000		Iowa Higher Education Loan Authority	5.000	10/01/27	547,471
		TOTAL IOWA			547,471
274

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
KANSAS - 0.4%
$1,000,000		Wyandotte County-Kansas City Unified Government Utility System Revenue	5.000%	09/01/22	$1,116,180
		TOTAL KANSAS			1,116,180

KENTUCKY - 1.9%
2,000,000		Kentucky Turnpike Authority	5.000	07/01/26	2,354,060
1,250,000		Paducah Electric Plant Board	5.000	10/01/34	1,388,687
1,250,000		Paducah Electric Plant Board	5.000	10/01/35	1,386,750
		TOTAL KENTUCKY			5,129,497

LOUISIANA - 1.2%
750,000		Louisiana Local Government Environmental Facilities & Community Development Auth	5.000	10/01/27	873,135
1,000,000		Louisiana Public Facilities Authority	5.250	10/01/24	1,114,900
1,000,000		State of Louisiana	5.000	08/01/26	1,173,730
		TOTAL LOUISIANA			3,161,765

MAINE - 0.3%
750,000	g	Finance Authority of Maine	5.375	12/15/33	781,605
		TOTAL MAINE			781,605

MARYLAND - 0.6%
1,400,000		Maryland Economic Development Corp	5.000	03/31/36	1,553,118
		TOTAL MARYLAND			1,553,118

MASSACHUSETTS - 0.9%
1,040,000		Massachusetts Department of Transportation	5.000	01/01/32	1,091,366
625,000		Massachusetts Development Finance Agency	5.000	07/01/21	679,487
500,000		Massachusetts Development Finance Agency	5.000	12/01/29	582,805
		TOTAL MASSACHUSETTS			2,353,658

MICHIGAN - 7.1%
275,000		Lansing Community College	5.000	05/01/32	303,966
915,000		Lansing Community College	5.000	05/01/32	1,021,588
3,000,000		Michigan Finance Authority	5.000	04/01/21	3,216,870
1,500,000		Michigan Finance Authority	5.000	07/01/22	1,659,630
2,000,000		Michigan Finance Authority	5.000	04/01/25	2,235,960
2,000,000		Michigan Finance Authority	5.000	11/15/28	2,301,680
1,100,000		Michigan Finance Authority	5.000	07/01/35	1,209,153
1,650,000		Michigan Finance Authority	5.000	07/01/44	1,795,629
2,000,000		Michigan Finance Authority, GO	5.000	05/01/18	2,005,260
1,000,000		Michigan Finance Authority, GO	5.000	05/01/20	1,059,060
1,000,000		Michigan Finance Authority, GO	5.000	10/01/22	1,127,880
500,000		Michigan State Building Authority	5.000	04/15/22	555,175
275

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$425,000		Rochester Community School District	4.500%	05/01/20	$447,580
		TOTAL MICHIGAN			18,939,431

MINNESOTA - 0.9%
500,000		Northern Municipal Power Agency	5.000	01/01/26	579,105
500,000		Northern Municipal Power Agency	5.000	01/01/28	574,585
1,000,000		Western Minnesota Municipal Power Agency	5.000	01/01/22	1,106,540
		TOTAL MINNESOTA			2,260,230

MISSISSIPPI - 2.7%
750,000		Mississippi Development Bank	5.000	04/01/23	840,517
1,500,000		Mississippi Development Bank	5.000	03/01/24	1,688,160
750,000		Mississippi Development Bank	5.000	04/01/24	851,993
1,250,000		Mississippi Development Bank	5.000	03/01/25	1,420,000
1,045,000		Mississippi Development Bank	5.000	03/01/26	1,199,117
1,000,000		Mississippi Development Bank	5.000	03/01/35	1,119,710
		TOTAL MISSISSIPPI			7,119,497

MISSOURI - 3.5%
1,225,000		City of Kansas City MO	5.000	10/01/26	1,411,420
1,000,000		City of St. Louis MO Parking Revenue	5.000	12/15/24	1,147,990
1,000,000		City of St. Louis MO Parking Revenue	5.000	12/15/25	1,161,920
1,000,000		City of St. Louis MO Parking Revenue	5.000	12/15/26	1,159,650
1,500,000	g	Kansas City Land Clearance Redevelopment Authority	5.000	02/01/40	1,530,855
500,000		St. Louis Land Clearance for Redevelopment Authority	3.000	06/01/18	501,355
450,000		St. Louis Land Clearance for Redevelopment Authority	4.000	06/01/20	466,317
1,745,000		St. Louis Municipal Finance Corp	5.000	02/15/26	1,997,083
		TOTAL MISSOURI			9,376,590

NEBRASKA - 0.8%
300,000		Omaha Airport Authority	5.000	12/15/21	331,482
250,000		Omaha Airport Authority	5.000	12/15/22	280,848
350,000		Omaha Airport Authority	5.000	12/15/23	398,195
1,050,000		Public Power Generation Agency	5.000	01/01/22	1,153,100
		TOTAL NEBRASKA			2,163,625

NEVADA - 0.4%
1,000,000		Las Vegas Redevelopment Agency	5.000	06/15/26	1,168,130
		TOTAL NEVADA			1,168,130

NEW JERSEY - 2.0%
250,000		New Jersey Economic Development Authority	5.000	06/15/19	258,177
250,000		New Jersey Economic Development Authority	5.000	06/15/20	263,070
1,000,000		New Jersey Economic Development Authority	4.000	07/01/22	1,033,480
1,000,000		New Jersey Economic Development Authority	5.000	06/15/27	1,101,360
1,000,000		New Jersey Educational Facilities Authority	5.000	07/01/27	1,164,920
276

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		New Jersey Transportation Trust Fund Authority	5.000%	06/15/20	$1,052,280
500,000		South Jersey Port Corp	5.000	01/01/48	537,065
		TOTAL NEW JERSEY			5,410,352

NEW YORK - 5.3%
1,000,000		Brooklyn Arena Local Development Corp	5.000	07/15/25	1,152,520
1,000,000		Brooklyn Arena Local Development Corp	5.000	07/15/26	1,157,590
1,000,000		County of Nassau NY	5.000	10/01/26	1,171,060
1,235,000		Metropolitan Transportation Authority	5.000	11/15/38	1,376,630
375,000		New York Transportation Development Corp	5.000	07/01/30	416,051
1,000,000		New York Transportation Development Corp	5.000	08/01/31	1,053,760
1,660,000	h	Town of Oyster Bay NY	2.000	02/15/19	1,661,228
2,000,000		Town of Oyster Bay NY	4.000	02/15/20	2,066,140
1,385,000		Troy Capital Resource Corp	5.000	08/01/24	1,580,340
1,230,000		Westchester County Local Development Corp	5.000	11/01/24	1,383,639
1,000,000		Westchester County Local Development Corp	5.000	11/01/25	1,134,640
		TOTAL NEW YORK			14,153,598

NORTH CAROLINA - 2.1%
150,000		City of Charlotte NC Airport Revenue	5.000	07/01/22	166,603
160,000		City of Charlotte NC Airport Revenue	5.000	07/01/23	180,464
100,000		City of Charlotte NC Airport Revenue	5.000	07/01/24	114,491
100,000		City of Charlotte NC Airport Revenue	5.000	07/01/25	115,965
1,355,000		County of Duplin NC	5.000	04/01/27	1,570,350
900,000		North Carolina Medical Care Commission	5.000	10/01/18	912,681
240,000		North Carolina Medical Care Commission	4.000	10/01/19	245,959
2,000,000		North Carolina Medical Care Commission	5.000	06/01/34	2,117,060
200,000		North Carolina Turnpike Authority	5.000	01/01/22	219,790
		TOTAL NORTH CAROLINA			5,643,363

NORTH DAKOTA - 0.4%
1,000,000		North Dakota Housing Finance Agency	2.400	01/01/26	967,550
		TOTAL NORTH DAKOTA			967,550

OHIO - 2.0%
1,200,000		City of Cleveland OH Airport System Revenue	5.000	01/01/24	1,358,868
1,000,000		Cleveland-Cuyahoga County Port Authority	5.000	08/01/44	1,033,610
1,660,000		State of Ohio, GO	5.000	01/15/21	1,792,717
1,000,000		State of Ohio, GO	5.000	08/01/21	1,100,160
		TOTAL OHIO			5,285,355

OKLAHOMA - 0.9%
750,000	h	Oklahoma Development Finance Authority	5.000	08/15/28	856,868
1,500,000	h	Oklahoma Development Finance Authority	5.250	08/15/48	1,657,725
		TOTAL OKLAHOMA			2,514,593
277

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
OREGON - 2.8%
$3,000,000	g,h	Oregon State Business Development Commission	6.500%	04/01/31	$3,129,690
1,000,000	h	Oregon State Business Development Commission	11.500	04/01/31	1,093,820
1,000,000		Port of Portland OR	5.000	07/01/21	1,095,410
1,000,000		Port of Portland OR	5.000	07/01/22	1,117,140
1,000,000		Tri-County Metropolitan Transportation District of Oregon	5.000	10/01/28	1,180,120
		TOTAL OREGON			7,616,180

PENNSYLVANIA - 6.7%
1,100,000		Allegheny County Higher Education Building Authority	5.000	03/01/29	1,247,257
480,000		Borough of Columbia PA	4.000	06/15/38	498,984
3,750,000	g	City of Chester PA	5.000	11/01/18	3,744,750
250,000		Coatesville School District	4.000	08/01/20	260,730
500,000		Coatesville School District	5.000	08/01/21	544,505
740,000		Coatesville School District	5.000	08/01/25	855,107
2,000,000		Commonwealth of Pennsylvania	5.000	09/15/23	2,248,900
350,000		County of Luzerne PA	5.000	12/15/22	389,382
2,000,000		Pennsylvania Economic Development Financing Authority	5.000	12/31/25	2,270,060
2,500,000		Pennsylvania State University	5.000	03/01/40	2,642,800
2,000,000	g	Pennsylvania Turnpike Commission	1.680	12/01/19	2,000,000
1,155,000		State Public School Building Authority	5.000	05/01/25	1,329,902
		TOTAL PENNSYLVANIA			18,032,377

RHODE ISLAND - 3.2%
825,000		Rhode Island Commerce Corp	5.000	06/15/27	973,475
810,000		Rhode Island Health & Educational Building Corp	4.000	05/15/20	838,958
815,000		Rhode Island Health & Educational Building Corp	5.000	05/15/21	877,225
2,000,000		Rhode Island Health & Educational Building Corp	5.000	09/01/21	2,203,820
1,420,000		Rhode Island Health & Educational Building Corp	5.000	05/15/22	1,553,352
2,000,000		State of Rhode Island, GO	5.000	08/01/21	2,197,600
		TOTAL RHODE ISLAND			8,644,430

SOUTH CAROLINA - 0.1%
250,000		Piedmont Municipal Power Agency	5.000	01/01/24	284,388
		TOTAL SOUTH CAROLINA			284,388

SOUTH DAKOTA - 0.8%
390,000		South Dakota Health & Educational Facilities Authority	5.000	11/01/22	436,578
415,000		South Dakota Health & Educational Facilities Authority	5.000	11/01/23	471,473
500,000		South Dakota Health & Educational Facilities Authority	5.000	11/01/24	575,700
465,000		South Dakota Health & Educational Facilities Authority	5.000	11/01/25	541,651
		TOTAL SOUTH DAKOTA			2,025,402
278

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
TENNESSEE - 0.1%
$350,000		Knox County Health Educational & Housing Facility Board	5.000%	04/01/20	$368,669
		TOTAL TENNESSEE			368,669

TEXAS - 6.6%
800,000		Austin Convention Enterprises, Inc	5.000	01/01/22	879,760
400,000		City of Austin TX Airport System Revenue	5.000	11/15/27	469,960
900,000		City of Austin TX Airport System Revenue	5.000	11/15/39	986,886
1,970,000		City of Houston TX	5.000	03/01/32	2,291,090
1,500,000		City of Lubbock TX	5.000	02/15/25	1,738,290
500,000		County of Galveston TX	4.000	02/01/38	522,305
550,000		Dallas County Utility & Reclamation District	5.000	02/15/26	641,217
425,000		Harris County Cultural Education Facilities Finance Corp	5.000	11/15/22	477,156
1,105,000		Love Field Airport Modernization Corp	5.250	11/01/40	1,184,394
1,000,000		North Texas Tollway Authority	2.000	01/01/23	983,030
665,000		Southlake Community Enhancement & Development Corp	5.000	02/15/23	743,949
455,000		Tarrant County Cultural Education Facilities Finance Corp	4.000	11/15/18	459,841
1,750,000		Tarrant County Cultural Education Facilities Finance Corp	5.000	11/15/35	1,839,215
1,400,000		Texas Municipal Gas Acquisition & Supply Corp III	5.000	12/15/22	1,557,528
1,545,000		Texas Municipal Gas Acquisition & Supply Corp III	5.000	12/15/32	1,685,827
1,000,000		University of North Texas	5.000	04/15/27	1,195,660
		TOTAL TEXAS			17,656,108

UTAH - 0.4%
1,000,000		Salt Lake City Corp Airport Revenue	5.000	07/01/22	1,100,890
		TOTAL UTAH			1,100,890

VIRGIN ISLANDS - 4.0%
2,000,000	g	Virgin Islands Public Finance Authority	5.000	09/01/25	2,167,520
2,500,000	g	Virgin Islands Public Finance Authority	5.000	09/01/33	2,637,850
6,000,000	g	Virgin Islands Water & Power Authority-Electric System	5.500	11/15/18	5,974,860
		TOTAL VIRGIN ISLANDS			10,780,230

VIRGINIA - 0.4%
1,000,000		Virginia Small Business Financing Authority	5.000	07/01/34	1,072,490
		TOTAL VIRGINIA			1,072,490

279

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
WASHINGTON - 3.7%
$2,705,000		Central Puget Sound Regional Transit Authority	5.250%	02/01/21	$2,861,403
500,000	g	City of Bellingham WA Water & Sewer Revenue	1.780	08/01/19	500,000
1,955,000		Energy Northwest	5.000	07/01/23	2,190,695
3,000,000		State of Washington, GO	5.250	02/01/22	3,356,310
1,000,000	g	Tender Option Bond Trust Receipts	1.930	02/01/19	1,000,000
		TOTAL WASHINGTON			9,908,408

WEST VIRGINIA - 0.4%
1,000,000		West Virginia Higher Education Policy Commission	5.000	07/01/27	1,181,630
		TOTAL WEST VIRGINIA			1,181,630

WISCONSIN - 0.2%
500,000		Public Finance Authority	5.000	09/30/49	547,855
		TOTAL WISCONSIN			547,855

		TOTAL LONG-TERM MUNICIPAL BONDS			268,512,592
		(Cost $270,095,999)

		TOTAL INVESTMENTS - 100.1%			268,512,592
		(Cost $270,095,999)
		OTHER ASSETS & LIABILITIES, NET - (0.1)%			(316,532)
		NET ASSETS - 100.0%			$268,196,060

Abbreviation(s):
GO	General Obligation

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2018, the aggregate value of these securities was $27,270,540 or 10.2% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
280

TIAA-CREF FUNDS - Money Market Fund

TIAA-CREF FUNDS
MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
March 31, 2018

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 100.4%

GOVERNMENT AGENCY DEBT - 62.8%
$2,000,000	Federal Agricultural Mortgage Corp (FAMC)	0.010%	04/06/18	$1,999,581
2,000,000	FAMC	0.010	04/30/18	1,997,422
3,000,000	FAMC	0.010	05/04/18	2,995,985
4,186,000	FAMC	0.010	05/29/18	4,176,289
2,000,000	FAMC	0.010	06/27/18	1,991,783
3,210,000	FAMC	0.010	07/16/18	3,193,176
400,000	FAMC	0.010	10/02/18	395,829
800,000	Federal Farm Credit Bank (FFCB)	0.010	04/05/18	799,878
295,000	FFCB	0.010	04/09/18	294,908
2,000,000	FFCB	0.010	04/10/18	1,999,325
4,535,000	FFCB	0.010	04/11/18	4,533,085
3,500,000	FFCB	0.010	04/13/18	3,498,367
3,000,000	FFCB	0.010	04/19/18	2,998,020
2,145,000	FFCB	0.010	04/23/18	2,143,178
9,900,000	FFCB	0.010	04/24/18	9,890,841
4,000,000	FFCB	0.010	04/25/18	3,996,373
3,160,000	FFCB	0.010	04/27/18	3,156,759
11,680,000	FFCB	0.010	04/30/18	11,666,263
5,500,000	FFCB	0.010	05/01/18	5,492,713
4,500,000	FFCB	0.010	05/02/18	4,493,839
7,500,000	FFCB	0.010	05/07/18	7,488,750
1,700,000	FFCB	0.010	05/10/18	1,697,090
4,400,000	FFCB	0.010	05/14/18	4,392,380
10,000,000	FFCB	0.010	05/15/18	9,981,789
5,000,000	FFCB	0.010	05/21/18	4,989,583
7,770,000	FFCB	0.010	05/22/18	7,752,058
4,350,000	FFCB	0.010	05/23/18	4,339,821
5,200,000	FFCB	0.010	05/24/18	5,188,889
8,980,000	FFCB	0.010	06/04/18	8,954,749
855,000	FFCB	0.010	06/05/18	852,630
4,200,000	FFCB	0.010	06/06/18	4,187,064
3,000,000	FFCB	0.010	06/07/18	2,990,397
4,700,000	FFCB	0.010	06/13/18	4,684,275
3,000,000	FFCB	0.010	06/19/18	2,988,940
3,000,000	FFCB	0.010	06/28/18	2,987,093
2,025,000	FFCB	0.010	07/02/18	2,016,021
3,600,000	FFCB	0.010	07/05/18	3,583,470
5,000,000	FFCB	0.010	07/13/18	4,975,108
900,000	FFCB	0.010	07/30/18	894,480
800,000	FFCB	0.010	09/06/18	794,382
8,925,000	Federal Home Loan Bank (FHLB)	0.010	04/02/18	8,924,633
10,900,000	FHLB	0.010	04/03/18	10,899,106
8,000,000	FHLB	0.010	04/04/18	7,998,964
8,650,000	FHLB	0.010	04/05/18	8,648,635
14,235,000	FHLB	0.010	04/06/18	14,232,087
11,970,000	FHLB	0.010	04/09/18	11,965,910
281

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$7,841,000	FHLB	0.010%	04/11/18	$7,837,750
2,155,000	FHLB	0.010	04/13/18	2,153,872
5,700,000	FHLB	0.010	04/16/18	5,696,259
7,135,000	FHLB	0.010	04/18/18	7,129,747
4,020,000	FHLB	0.010-1.240	04/20/18	4,016,795
4,000,000	FHLB	0.010	04/23/18	3,996,541
8,620,000	FHLB	0.010	04/25/18	8,610,767
3,150,000	FHLB	0.010	04/30/18	3,145,661
4,785,000	FHLB	0.010	05/01/18	4,779,178
5,000,000	FHLB	0.010-1.320	05/02/18	4,993,305
1,030,000	FHLB	1.250	05/03/18	1,028,856
7,060,000	FHLB	0.010	05/04/18	7,050,293
2,100,000	FHLB	0.010	05/09/18	2,096,377
11,610,000	FHLB	0.010	05/11/18	11,589,395
9,072,000	FHLB	0.010	05/16/18	9,053,836
7,315,000	FHLB	0.010	05/18/18	7,298,776
5,000,000	FHLB	0.010	05/22/18	4,988,348
10,000,000	FHLB	0.010	05/23/18	9,975,878
740,000	FHLB	0.010	05/25/18	738,057
3,000,000	FHLB	0.010	05/29/18	2,991,977
5,200,000	FHLB	0.010	05/30/18	5,185,505
8,000,000	FHLB	0.010	06/01/18	7,976,820
10,000,000	FHLB	0.010	06/05/18	9,968,042
5,730,000	FHLB	0.010	06/06/18	5,712,247
600,000	FHLB	0.010	06/08/18	598,051
2,000,000	FHLB	0.010	06/13/18	1,992,842
7,045,000	FHLB	0.010	06/19/18	7,018,564
4,550,000	FHLB	0.010	06/25/18	4,531,844
3,700,000	FHLB	0.010	06/27/18	3,684,702
250,000	FHLB	0.010	06/29/18	248,887
300,000	FHLB	0.010	07/03/18	298,605
5,000,000	FHLB	0.010	08/03/18	4,968,656
980,000	FHLB	0.010	08/08/18	973,468
200,000	FHLB	0.010	08/24/18	198,630
255,000	FHLB	0.010	10/26/18	252,083
300,000	FHLB	0.010	11/13/18	296,648
11,285,000	Federal Home Loan Mortgage Corp (FHLMC)	0.010	04/10/18	11,281,229
2,890,000	FHLMC	0.010	04/11/18	2,888,957
4,500,000	FHLMC	0.010	04/12/18	4,498,199
7,000,000	FHLMC	0.010	04/13/18	6,996,943
10,540,000	FHLMC	0.010-1.200	04/16/18	10,533,593
5,000,000	FHLMC	0.010	04/17/18	4,997,156
7,075,000	FHLMC	0.010	04/18/18	7,070,492
8,420,000	FHLMC	0.010	04/23/18	8,412,612
2,000,000	FHLMC	0.010	04/24/18	1,997,943
10,000,000	FHLMC	0.010	04/26/18	9,990,347
6,500,000	FHLMC	0.010	04/27/18	6,493,004
3,000,000	FHLMC	1.305	05/04/18	2,996,411
5,000,000	FHLMC	0.010	05/07/18	4,992,100
2,000,000	FHLMC	0.010	05/09/18	1,996,548
3,500,000	FHLMC	0.010	05/10/18	3,494,085
3,000,000	FHLMC	0.010	06/04/18	2,991,200
2,000,000	FHLMC	0.010	06/18/18	1,993,110
7,200,000	FHLMC	0.010	06/20/18	7,171,493
282

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$2,500,000	FHLMC	0.010%	07/11/18	$2,487,024
2,000,000	FHLMC	0.010	07/18/18	1,989,860
5,000,000	Federal National Mortgage Association (FNMA)	0.010	04/04/18	4,999,423
1,500,000	FNMA	0.010	04/11/18	1,499,358
5,270,000	FNMA	0.010	04/17/18	5,266,475
5,000,000	FNMA	0.010	04/20/18	4,995,936
2,000,000	FNMA	0.010	04/24/18	1,998,218
2,000,000	FNMA	0.010	05/01/18	1,997,433
5,184,000	FNMA	0.010	05/02/18	5,176,850
470,000	FNMA	0.010	05/07/18	469,196
12,650,000	FNMA	0.010	05/08/18	12,629,238
8,965,000	FNMA	0.010	05/09/18	8,950,001
8,000,000	FNMA	0.010	05/14/18	7,984,138
2,100,000	FNMA	0.010	05/15/18	2,095,893
4,500,000	FNMA	0.010	05/16/18	4,491,000
4,885,000	FNMA	0.010	05/18/18	4,874,031
6,000,000	FNMA	0.010	05/21/18	5,985,729
2,000,000	FNMA	0.875	05/21/18	1,998,349
3,980,000	FNMA	0.010	05/23/18	3,970,572
7,000,000	FNMA	0.010	05/29/18	6,981,263
5,000,000	FNMA	0.010	05/30/18	4,986,602
5,000,000	FNMA	0.010	06/13/18	4,982,358
4,500,000	FNMA	0.010	06/18/18	4,483,718
5,200,000	FNMA	0.010	06/27/18	5,178,260
5,000,000	FNMA	0.010	07/11/18	4,974,469
5,000,000	Tennessee Valley Authority	0.010	04/10/18	4,997,806
	TOTAL GOVERNMENT AGENCY DEBT			604,437,802

TREASURY DEBT - 22.3%
15,735,000	United States Treasury Bill	0.010	04/05/18	15,732,407
13,265,000	United States Treasury Bill	0.010	04/12/18	13,258,889
14,970,000	United States Treasury Bill	0.010	04/19/18	14,958,234
6,000,000	United States Treasury Bill	0.010	04/26/18	5,993,356
12,000,000	United States Treasury Bill	0.010	05/03/18	11,983,638
8,400,000	United States Treasury Bill	0.010	05/10/18	8,385,613
10,000,000	United States Treasury Bill	0.010	05/17/18	9,979,364
7,000,000	United States Treasury Bill	0.010	05/24/18	6,983,438
5,000,000	United States Treasury Bill	0.010	05/31/18	4,986,458
7,040,000	United States Treasury Bill	0.010	06/07/18	7,019,913
10,000,000	United States Treasury Bill	0.010	06/14/18	9,968,115
10,000,000	United States Treasury Bill	0.010	06/21/18	9,963,433
7,035,000	United States Treasury Bill	0.010	06/28/18	7,008,637
5,725,000	United States Treasury Bill	0.010	07/05/18	5,698,587
8,000,000	United States Treasury Bill	0.010	07/19/18	7,962,774
2,000,000	United States Treasury Bill	0.010	08/09/18	1,986,885
8,000,000	United States Treasury Bill	0.010	08/16/18	7,951,249
2,500,000	United States Treasury Bill	0.010	08/30/18	2,480,829
9,000,000	United States Treasury Bill	0.010	09/13/18	8,934,089
5,000,000	United States Treasury Bill	0.010	09/20/18	4,955,318
15,000,000	United States Treasury Bill	0.010	10/11/18	14,867,538
14,000,000	United States Treasury Bill	0.010	11/08/18	13,858,609
5,000,000	United States Treasury Note	0.875	05/31/18	4,993,662
7,000,000	United States Treasury Note	1.125	06/15/18	6,997,608
6,750,000	United States Treasury Note	0.750	07/31/18	6,731,043
1,000,000	United States Treasury Note	1.250	12/15/18	996,066
	TOTAL TREASURY DEBT			214,635,752
283

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
VARIABLE RATE SECURITIES - 15.3%
$5,000,000	i	Federal Agricultural Mortgage Corp (FAMC)	LIBOR 3 M - 0.230%	1.530%	04/27/18	$5,000,000
4,500,000	i	FAMC	LIBOR 1 M - 0.120%	1.752	05/25/18	4,500,000
5,000,000	i	FAMC	LIBOR 1 M - 0.120%	1.657	06/15/18	5,000,000
3,000,000	i	FAMC	LIBOR 1 M + 0.060%	1.914	06/22/18	3,001,101
5,000,000	i	FAMC	LIBOR 1 M - 0.120%	1.566	08/03/18	5,000,000
4,500,000	i	FAMC	LIBOR 1 M - 0.100%	1.564	11/01/18	4,500,000
3,700,000	i	FAMC	LIBOR 1 M - 0.075%	1.611	02/04/19	3,700,000
3,000,000	i	FAMC	EFFR + 0.010%	1.440	04/01/19	3,000,000
4,000,000	i	FAMC	LIBOR 1 M - 0.050%	1.827	07/01/19	4,000,000
4,000,000	i	Federal Farm Credit Bank (FFCB)	FRED - 2.870%	1.880	05/17/18	4,000,102
5,000,000	i	FFCB	LIBOR 1 M - 0.100%	1.611	08/08/18	5,000,017
4,700,000	i	FFCB	FRED - 2.850%	1.900	08/10/18	4,700,341
3,000,000	i	FFCB	LIBOR 1 M + 0.030%	1.905	08/27/18	2,999,936
4,500,000	i	FFCB	LIBOR 1 M - 0.050%	1.758	09/17/18	4,499,790
2,000,000	i	FFCB	LIBOR 3 M - 0.150%	1.683	11/14/18	1,999,905
2,000,000	i	FFCB	US Treasury Bill 3 M + 0.050%	1.818	12/05/18	2,000,750
4,500,000	i	FFCB	FRED - 3.020%	1.730	01/14/19	4,503,911
4,500,000	i	FFCB	LIBOR 3 M - 0.160%	1.560	01/15/19	4,500,000
4,500,000	i	FFCB	LIBOR 1 M - 0.110%	1.762	01/25/19	4,500,183
4,000,000	i	FFCB	FRED - 3.020%	1.730	03/27/19	4,004,367
4,500,000	i	FFCB	LIBOR 1 M - 0.145%	1.732	03/29/19	4,499,776
5,000,000	i	FFCB	LIBOR 1 M - 0.125%	1.577	06/07/19	5,000,000
4,750,000	i	FFCB	FRED - 3.080%	1.670	06/27/19	4,750,588
5,000,000	i	FFCB	FRED - 3.080%	1.670	08/16/19	4,999,320
284

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$3,000,000	i	FFCB	US Treasury Bill 3 M + 0.050%	1.818%	10/18/19	$3,000,000
4,750,000	i	FFCB	FRED - 3.065%	1.685	12/26/19	4,746,689
4,000,000	i	Federal Home Loan Bank (FHLB)	LIBOR 3 M - 0.265%	1.480	04/20/18	4,000,008
7,000,000	i	FHLB	LIBOR 3 M - 0.200%	1.534	01/18/19	7,000,158
5,000,000	i	FHLB	LIBOR 1 M - 0.040%	1.814	02/22/19	5,002,495
4,600,000	i	FHLB	LIBOR 3 M - 0.235%	1.790	03/06/19	4,597,957
4,500,000	i	FHLB	LIBOR 1 M - 0.070%	1.670	07/12/19	4,499,947
4,500,000	i	Federal Home Loan Mortgage Corp (FHLMC)	LIBOR 1 M - 0.160%	1.648	07/19/18	4,500,000
9,750,000	i	FHLMC	LIBOR 1 M - 0.100%	1.611	08/08/19	9,750,000
		TOTAL VARIABLE RATE SECURITIES				146,757,341

		TOTAL SHORT-TERM INVESTMENTS				965,830,895
		(Cost $965,830,895)

		TOTAL INVESTMENTS- 100.4%				965,830,895
		(Cost $965,830,895)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%				(4,079,313)
		NET ASSETS - 100.0%				$961,751,582

Abbreviation(s):
EFFR	Effective Federal Funds Rate
FRED	Federal Bank Prime Loan Rate
LIBOR	London Interbank Offered Rate
M	Month

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
285

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of TIAA-CREF Funds and Shareholders of TIAA-CREF Bond Fund, TIAA-CREF Bond Index Fund, TIAA-CREF Bond Plus Fund, TIAA-CREF High-Yield Fund, TIAA-CREF Inflation-Linked Bond Fund, TIAA-CREF Short-Term Bond Fund, TIAA-CREF Short-Term Bond Index Fund, TIAA-CREF Social Choice Bond Fund, TIAA-CREF Tax-Exempt Bond Fund, TIAA-CREF Money Market Fund and TIAA-CREF Real Estate Securities Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of TIAA-CREF Bond Fund, TIAA-CREF Bond Index Fund, TIAA-CREF Bond Plus Fund, TIAA-CREF High-Yield Fund, TIAA-CREF Short-Term Bond Fund, TIAA-CREF Short-Term Bond Index Fund, TIAA-CREF Social Choice Bond Fund, TIAA-CREF Tax-Exempt Bond Fund, TIAA-CREF Money Market Fund and the portfolios of investments, of TIAA-CREF Inflation-Linked Bond Fund and TIAA-CREF Real Estate Securities Fund (eleven of the funds constituting TIAA-CREF Funds hereafter collectively referred to as the "Funds") as of March 31, 2018, the related statements of operations for the year ended March 31, 2018, the statements of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of March 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2018, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

May 25, 2018

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

286

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: May 25, 2018	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: May 25, 2018	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President
(principal executive officer)

Dated: May 25, 2018	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer